UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145
SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Morgan, Lewis & Bockius, LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BELGIUM — 2.2%
Anheuser-Busch InBev NV	53,490	$6,406,845

DENMARK — 2.5%
Novo Nordisk A/S (Class B)	132,120	7,194,741

FRANCE — 11.8%
Air Liquide SA	23,931	3,025,022
AXA SA	146,478	3,693,347
BNP Paribas SA	77,781	4,692,833
LVMH Moet Hennessy Louis Vuitton SE	18,919	3,312,651
Sanofi	82,840	8,144,580
Schneider Electric SE	40,672	2,806,466
Total SA	166,698	8,092,469

		33,767,368

GERMANY — 14.5%
Allianz SE	31,798	4,949,477
BASF SE	63,908	5,612,480
Bayer AG	57,540	8,049,144
Daimler AG	69,349	6,308,212
Deutsche Bank AG	90,374	2,713,722
Deutsche Telekom AG	215,547	3,710,510
SAP SE	65,998	4,603,289
Siemens AG	53,998	5,435,869

		41,382,703

ITALY — 1.2%
ENI SpA	187,728	3,329,931

NETHERLANDS — 3.1%
ING Groep NV	269,092	4,440,368
Unilever NV	108,669	4,522,906

		8,963,274

SPAIN — 5.4%
Banco Bilbao Vizcaya Argentaria SA	438,721	4,297,731
Banco Santander SA	996,156	6,952,520
Telefonica SA	301,661	4,285,411

		15,535,662

SWITZERLAND — 23.8%
ABB, Ltd. (a)	161,060	3,374,410
Cie Financiere Richemont SA	36,320	2,955,579
Credit Suisse Group AG	108,222	2,976,090
Glencore PLC	762,970	3,063,404
Nestle SA	224,384	16,206,645
Novartis AG	176,842	17,437,259
Roche Holding AG	48,885	13,704,852
UBS Group AG (a)	243,147	5,159,280
Zurich Insurance Group AG	10,459	3,185,096

		68,062,615

UNITED KINGDOM — 34.8%
AstraZeneca PLC	87,913	5,556,702
Barclays PLC	1,165,254	4,773,911
BG Group PLC	237,579	3,958,722
BHP Billiton PLC	146,881	2,885,188
BP PLC	1,270,287	8,393,676
British American Tobacco PLC	129,705	6,966,160
BT Group PLC	582,613	4,125,073
Diageo PLC	174,928	5,064,763
GlaxoSmithKline PLC	338,432	7,039,035
HSBC Holdings PLC	1,357,735	12,173,405
Lloyds Banking Group PLC	3,976,444	5,330,701
National Grid PLC	270,955	3,482,343
Prudential PLC	178,887	4,311,469
Reckitt Benckiser Group PLC	45,790	3,952,126
Rio Tinto PLC	85,920	3,532,205
Royal Dutch Shell PLC (Class A)	270,986	7,660,029
Unilever PLC	91,162	3,914,015
Vodafone Group PLC	1,844,512	6,667,638

		99,787,161

TOTAL COMMON STOCKS —
(Cost $303,115,678)		284,430,300

SHORT TERM INVESTMENT — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c) (Cost $4,886,268)	4,886,268	4,886,268

TOTAL INVESTMENTS — 101.0%
(Cost $308,001,946)		289,316,568
OTHER ASSETS & LIABILITIES — (1.0)%		(2,944,984)

NET ASSETS — 100.0%		$286,371,584

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	23.4%
Banks	14.8
Oil, Gas & Consumable Fuels	11.0
Food Products	5.7
Insurance	5.6
Diversified Telecommunication Services	4.2
Beverages	4.0
Capital Markets	3.8
Metals & Mining	3.3
Chemicals	3.1
Personal Products	3.0
Tobacco	2.4
Wireless Telecommunication Services	2.3
Automobiles	2.2
Textiles, Apparel & Luxury Goods	2.2
Electrical Equipment	2.2
Industrial Conglomerates	1.9
Software	1.6
Household Products	1.4
Multi-Utilities	1.2
Short Term Investment	1.7
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BELGIUM — 3.8%
Anheuser-Busch InBev NV	1,467,601	$175,784,099

FINLAND — 1.0%
Nokia Oyj	7,022,317	47,649,774

FRANCE — 33.6%
Air Liquide SA	656,610	82,999,431
AXA SA	4,019,032	101,337,256
BNP Paribas SA	2,134,143	128,761,225
Carrefour SA (a)	1,060,865	33,947,491
Compagnie de Saint-Gobain	945,611	42,428,460
Danone SA	1,145,489	74,012,855
Essilor International SA	412,168	49,138,418
GDF Suez	3,101,478	57,502,291
L’Oreal SA	467,466	83,336,093
LVMH Moet Hennessy Louis Vuitton SE	519,071	90,887,525
Orange SA	3,790,497	58,324,760
Sanofi	2,272,852	223,459,992
Schneider Electric SE	1,115,921	77,001,228
Societe Generale SA	1,537,742	71,738,049
Total SA	4,573,832	222,039,833
Unibail-Rodamco SE	188,005	47,488,018
Vinci SA	1,000,711	57,845,791
Vivendi SA (a)	2,335,634	58,878,468

		1,561,127,184

GERMANY — 31.1%
Allianz SE	872,464	135,802,275
BASF SE	1,753,462	153,991,203
Bayer AG	1,578,721	220,843,808
Bayerische Motoren Werke AG	612,556	67,008,817
Daimler AG	1,902,718	173,077,473
Deutsche Bank AG	2,479,664	74,458,577
Deutsche Post AG	1,827,628	53,362,368
Deutsche Telekom AG	5,914,019	101,806,222
E.ON SE	3,820,116	50,863,657
Muenchener Rueckversicherungs-Gesellschaft AG	280,216	49,642,447
RWE AG	921,643	19,803,661
SAP SE	1,810,813	126,302,242
Siemens AG	1,481,535	149,143,110
Volkswagen AG Preference Shares	300,694	69,686,912

		1,445,792,772

ITALY — 7.9%
Assicurazioni Generali SpA	2,578,409	46,425,468
Enel SpA (a)	13,377,184	60,573,340
ENI SpA	5,150,803	91,365,267
Intesa Sanpaolo SpA (a)	27,414,336	99,332,506
UniCredit SpA	10,659,207	71,555,838

		369,252,419

LUXEMBOURG — 0.0% (b)
APERAM SA (c)	1	40

NETHERLANDS — 9.4%
Airbus Group SE	1,113,616	72,214,028
ASML Holding NV	716,463	74,000,836
ING Groep NV (a)	7,383,212	121,832,602
Koninklijke Philips NV	1,784,668	45,377,044
Unilever NV	2,981,604	124,097,155

		437,521,665

SPAIN — 12.9%
Banco Bilbao Vizcaya Argentaria SA	12,037,812	117,922,957
Banco Santander SA	27,333,349	190,768,963
Iberdrola SA	10,793,500	72,661,798
Inditex SA	2,006,350	65,175,274
Repsol SA	1,926,074	33,799,996
Telefonica SA	8,276,761	117,580,072

		597,909,060

TOTAL COMMON STOCKS —
(Cost $4,804,045,367)		4,635,037,013

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Repsol SA (expiring 7/3/15) (a)(c) (Cost $1,078,905)	1,984,372	1,028,109

SHORT TERM INVESTMENTS — 3.2%
UNITED STATES — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	51,341,806	51,341,806
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	99,695,165	99,695,165

TOTAL SHORT TERM INVESTMENTS —
(Cost $151,036,971)		151,036,971

TOTAL INVESTMENTS — 102.9%
(Cost $4,956,161,243)		4,787,102,093
OTHER ASSETS & LIABILITIES — (2.9)%		(136,229,708)

NET ASSETS — 100.0%		$4,650,872,385

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.2%
Pharmaceuticals	9.6
Oil, Gas & Consumable Fuels	7.5
Insurance	7.2
Automobiles	6.6
Diversified Telecommunication Services	5.9
Chemicals	5.1
Personal Products	4.5
Industrial Conglomerates	4.2
Beverages	3.8
Electric Utilities	2.9
Multi-Utilities	2.7
Software	2.7
Textiles, Apparel & Luxury Goods	2.0
Electrical Equipment	1.7
Capital Markets	1.6
Food Products	1.6
Semiconductors & Semiconductor Equipment	1.6
Aerospace & Defense	1.5
Specialty Retail	1.4
Media	1.3
Construction & Engineering	1.2
Air Freight & Logistics	1.2
Health Care Equipment & Supplies	1.1
Communications Equipment	1.0
Real Estate Investment Trusts	1.0
Building Products	0.9
Food & Staples Retailing	0.7
Metals & Mining	0.0 **
Short Term Investments	3.2
Other Assets & Liabilities	(2.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRIA — 1.4%
IMMOFINANZ AG (a)	33,080	$77,843
Raiffeisen Bank International AG (a)	4,569	66,435

		144,278

BELGIUM — 5.3%
Ackermans & van haaren NV	891	126,725
bpost SA	3,968	108,937
Cofinimmo SA	807	83,361
Colruyt SA	2,405	107,628
Telenet Group Holding NV (a)	2,014	109,485

		536,136

FINLAND — 7.8%
Amer Sports Oyj	4,703	125,238
Huhtamaki Oyj	3,779	116,717
Kesko Oyj (Class B)	2,709	94,203
Metso Oyj	4,390	120,523
Neste Oyj	5,077	129,314
Orion Oyj (Class B)	4,024	140,694
Outokumpu Oyj (a)	12,109	60,956

		787,645

FRANCE — 18.4%
Air France-KLM (a)	10,021	70,331
Bollore SA	238	1,266
CNP Assurances	5,928	98,943
Eurazeo SA	1,638	108,317
Faurecia	2,375	97,619
Fonciere Des Regions	1,160	98,512
ICADE	1,406	100,354
Imerys SA	1,313	100,358
JCDecaux SA	3,025	126,156
Lagardere SCA	4,052	118,106
Neopost SA	1,364	58,656
Orpea	1,591	111,236
Remy Cointreau SA	897	64,614
Rubis SCA	1,428	97,788
SEB SA	968	90,166
Societe BIC SA	1,087	173,192
Societe Television Francaise 1	4,745	81,788
Teleperformance	2,270	160,278
Vallourec SA	4,812	98,223

		1,855,903

GERMANY — 21.0%
Aareal Bank AG	2,375	93,200
Axel Springer SE	1,686	88,461
Bilfinger SE	1,826	69,021
Deutsche Euroshop AG	1,798	78,911
Deutsche Lufthansa AG (a)	9,201	118,562
Dialog Semiconductor PLC (a)	3,090	166,945
Duerr AG	980	91,241
Evonik Industries AG	3,332	127,061
Fraport AG Frankfurt Airport Services Worldwide	1,472	92,403
Freenet AG	5,081	171,055
Fuchs Petrolub SE Preference Shares	2,758	116,419
Gerresheimer AG	1,237	77,059
Kabel Deutschland Holding AG (a)	823	110,038
KION Group AG (a)	2,423	116,006
Leoni AG	1,296	81,774
MorphoSys AG (a)	1,043	74,817
OSRAM Licht AG	3,448	165,023
Rheinmetall AG	1,571	79,617
Stada Arzneimittel AG	2,418	81,511
Telefonica Deutschland Holding AG	20,537	118,302

		2,117,426

GREECE — 2.0%
Hellenic Telecommunications Organization SA	9,606	73,182
National Bank of Greece SA (a)	59,472	65,231
OPAP SA	8,376	60,776

		199,189

IRELAND — 4.2%
Glanbia PLC	7,066	138,800
Kingspan Group PLC	5,879	141,816
Paddy Power PLC	1,672	143,204

		423,820

ITALY — 14.7%
Azimut Holding SpA	4,121	120,484
Banca Monte dei Paschi di Siena SpA (a)	101,229	196,930
Banca Popolare dell’Emilia Romagna SC	19,098	170,232
Banca Popolare di Milano Scarl	174,261	183,677
Banca Popolare di Sondrio Scarl	17,990	87,674
Davide Campari-Milano SpA	8,725	66,348
Enel Green Power SpA	61,165	119,467
Exor SpA	3,802	181,394
Mediaset SpA	31,215	149,970
Saipem SpA (a)	9,993	105,497
UnipolSai SpA	40,380	99,971

		1,481,644

LUXEMBOURG — 2.4%
Eurofins Scientific SE	343	104,371
RTL Group SA	1,529	138,095

		242,466

NETHERLANDS — 11.5%
Aalberts Industries NV	3,805	112,941
ASM International NV	2,053	94,826
Delta Lloyd NV	8,224	134,928
Koninklijke Vopak NV	2,630	132,642
NN Group NV	6,621	186,014
OCI NV (a)	3,605	101,823
PostNL NV (a)	17,521	77,834
SBM Offshore NV (a)	7,081	83,867
TNT Express NV	18,587	157,580
Wereldhave NV	1,390	78,877

		1,161,332

PORTUGAL — 2.6%
Banco Comercial Portugues SA (a)	1,613,430	140,219
Jeronimo Martins SGPS SA	9,711	124,430

		264,649

SPAIN — 8.5%
Abengoa SA (Class B)	24,754	77,778
Bolsas y Mercados Espanoles SHMSF SA	3,146	127,171
Gamesa Corp. Tecnologica SA (a)	8,908	140,244
Mapfre SA	39,444	135,669
Mediaset Espana Comunicacion SA	7,821	102,435
Merlin Properties Socimi SA (a)	7,690	93,908

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Viscofan SA	1,757	$106,203
Zardoya Otis SA	6,630	72,172

		855,580

TOTAL COMMON STOCKS —
(Cost $10,750,807)		10,070,068

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Zardoya Otis SA (expired 6/30/15) (a) (Cost $3,751)	6,595	2,873

SHORT TERM INVESTMENT — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $205,146)	205,146	205,146

TOTAL INVESTMENTS — 101.8%
(Cost $10,959,704)		10,278,087
OTHER ASSETS & LIABILITIES — (1.8)%		(182,065)

NET ASSETS — 100.0%		$10,096,022

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Media	10.2%
Banks	9.0
Insurance	6.5
Machinery	6.0
Diversified Financial Services	5.4
Real Estate Investment Trusts	4.5
Air Freight & Logistics	3.5
Chemicals	3.4
Food & Staples Retailing	3.2
Electrical Equipment	3.0
Oil, Gas & Consumable Fuels	2.6
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.5
Commercial Services & Supplies	2.4
Pharmaceuticals	2.2
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	2.0
Diversified Telecommunication Services	1.9
Airlines	1.9
Energy Equipment & Services	1.8
Auto Components	1.7
Wireless Telecommunication Services	1.7
Professional Services	1.6
Real Estate Management & Development	1.6
Life Sciences Tools & Services	1.5
Building Products	1.4
Beverages	1.3
Leisure Products	1.2
Capital Markets	1.2
Independent Power and Renewable Electricity Producers	1.2
Containers & Packaging	1.2
Construction Materials	1.0
Gas Utilities	1.0
Thrifts & Mortgage Finance	0.9
Transportation Infrastructure	0.9
Household Durables	0.9
Industrial Conglomerates	0.8
Construction & Engineering	0.8
Metals & Mining	0.6
Technology Hardware, Storage & Peripherals	0.6
Short Term Investment	2.0
Other Assets & Liabilities	(1.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR EURO STOXX 50 Currency Hedged ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS — 98.0%
UNITED STATES — 98.0%
SPDR EURO STOXX 50 ETF (Cost $3,826,144)	99,200	$3,713,056

TOTAL INVESTMENTS — 98.0%
(Cost $3,826,144)		3,713,056
OTHER ASSETS & LIABILITIES — 2.0%		75,295

NET ASSETS — 100.0%		$3,788,351

At June 30, 2015, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

Euro Stoxx 50	9/18/2015	40	$153,136	$(4,976)

At June 30, 2015, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A.	EUR	209,014	USD	232,985	08/05/2015	(15)
Citibank N.A.	EUR	103,155	USD	114,944	07/08/2015	(2,056)
Bank of Montreal	EUR	725,333	USD	808,208	07/06/2015	(2)
Westpac Banking Corp.	EUR	725,335	USD	808,209	07/06/2015	(3)
BNP Paribas SA	EUR	725,333	USD	808,207	07/06/2015	1
Toronto Dominion Bank	EUR	725,333	USD	808,207	07/06/2015	(4)
Bank of America N.A.	EUR	725,333	USD	808,207	07/06/2015	(1)
Credit Suisse London	EUR	33,638	USD	37,482	07/08/2015	(18)

						(2,098)

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A.	USD	(906,027)	EUR	(1,009,547)	07/06/2015	9,453
Goldman Sachs	USD	(906,881)	EUR	(1,010,499)	07/06/2015	9,501
Royal Bank of Canada	USD	(906,879)	EUR	(1,010,497)	07/06/2015	9,503
Toronto Dominion Bank	USD	(906,879)	EUR	(1,010,496)	07/06/2015	9,504
Bank of Montreal	USD	(725,333)	EUR	(808,516)	08/05/2015	6
Westpac Banking Corp.	USD	(725,335)	EUR	(808,518)	08/05/2015	2
BNP Paribas SA	USD	(725,333)	EUR	(808,516)	08/05/2015	5
Toronto Dominion Bank	USD	(725,333)	EUR	(808,516)	08/05/2015	(5)
Bank of America N.A.	USD	(725,333)	EUR	(808,516)	08/05/2015	5

						37,974

						35,876

EUR = Euro Currency

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
CHINA — 33.1%
21Vianet Group, Inc. ADR (a)	22,267	$456,919
51job, Inc. ADR (a)	6,636	220,581
58.com Inc, ADR (a)	10,140	649,568
Agricultural Bank of China, Ltd. (Class H) (a)	6,650,000	3,576,952
Air China, Ltd.	849,414	959,796
Alibaba Group Holding, Ltd. ADR (a)	110,837	9,118,560
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	1,682,304	848,470
Angang Steel Co., Ltd. (b)	991,244	684,053
Anhui Conch Cement Co., Ltd. (Class H)	585,750	2,055,117
Anhui Expressway Co., Ltd. (Class H)	122,000	129,828
Anta Sports Products, Ltd.	222,000	538,352
Autohome, Inc. ADR (a)(b)	11,944	603,650
BAIC Motor Corp., Ltd. (Class H) (a)(b)(c)	488,500	587,898
Baidu, Inc. ADR (a)	86,635	17,247,296
Bank of China, Ltd. (Class H)	21,240,466	13,808,611
Bank of Communications Co., Ltd. (Class H)	6,132,630	6,391,658
BBMG Corp. (Class H)	262,000	265,293
Bitauto Holdings, Ltd. ADR (a)	6,220	317,531
Boer Power Holdings, Ltd.	110,000	233,549
Boyaa Interactive International, Ltd. (b)	275,200	205,888
Brilliance China Automotive Holdings, Ltd.	850,000	1,326,660
BYD Co., Ltd. (b)	211,800	1,271,748
BYD Electronic International Co., Ltd. (a)	268,500	363,655
CAR, Inc. (a)(b)	439,107	934,565
CGN Power Co., Ltd. (Class H) (c)	3,142,000	1,645,461
Chanjet Information Technology Co., Ltd. (Class H)	61,100	213,583
China Animal Healthcare, Ltd. (a)(b)(d)	305,700	205,047
China Cinda Asset Management Co., Ltd. (Class H) (a)	2,679,600	1,493,170
China CITIC Bank Corp., Ltd. (Class H) (a)	2,958,341	2,358,262
China Coal Energy Co., Ltd. (Class H) (b)	1,584,000	946,001
China Communications Construction Co., Ltd. (Class H)	1,452,000	2,172,601
China Conch Venture Holdings, Ltd.	251,000	576,301
China Construction Bank Corp. (Class H)	25,904,148	23,656,909
China COSCO Holdings Co., Ltd. (Class H) (a)(b)	1,171,230	756,895
China Eastern Airlines Corp., Ltd. (Class H) (a)	426,000	356,623
China Fangda Group Co., Ltd. (Class B)	162,800	170,516
China Galaxy Securities Co., Ltd. (Class H) (a)	183,000	238,412
China Harmony New Energy Auto Holdings, Ltd.	191,500	213,668
China Hongqiao Group, Ltd.	295,000	277,780
China Huiyuan Juice Group, Ltd. (a)	346,000	189,680
China International Marine Containers Group Co., Ltd. (Class H)	205,600	528,815
China Lesso Group Holdings, Ltd.	348,000	283,246
China Life Insurance Co., Ltd. (Class H)	2,316,708	10,085,571
China Lilang, Ltd.	201,000	230,231
China Lodging Group, Ltd. ADR (a)	9,574	233,797
China Longyuan Power Group Corp.	1,134,000	1,260,886
China Machinery Engineering Corp. (Class H)	204,000	219,984
China Merchants Bank Co., Ltd. (Class H)	1,531,260	4,463,883
China Merchants Property Development Co., Ltd. (d)	296,126	855,397
China Minsheng Banking Corp., Ltd. (Class H)	2,105,600	2,759,466
China Molybdenum Co., Ltd. (Class H)	357,000	263,863
China National Building Material Co., Ltd. (Class H)	1,008,000	953,059
China Oilfield Services, Ltd. (Class H) (b)	640,557	1,021,249
China Pacific Insurance Group Co., Ltd.	550,400	2,641,051
China Petroleum & Chemical Corp. (Class H)	8,293,726	7,157,003
China Railway Construction Corp., Ltd. (Class H)	568,000	877,729
China Railway Group, Ltd. (Class H)	1,324,000	1,429,450
China Shengmu Organic Milk, Ltd. (a)(c)	847,000	218,509
China Shenhua Energy Co., Ltd. (Class H)	1,223,040	2,789,192
China Shipping Container Lines Co., Ltd. (a)(b)	1,799,339	703,252
China Shipping Development Co., Ltd. (b)	847,215	641,486
China Southern Airlines Co., Ltd. (Class H) (a)	454,000	536,422
China Telecom Corp., Ltd. (Class H)	5,557,320	3,261,612
China Vanke Co., Ltd. (Class H) (b)	305,100	750,889
Chinasoft International, Ltd. (a)	468,000	255,353
Chongqing Changan Automobile Co., Ltd. (Class B)	179,300	458,626
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	492,000	394,105
CITIC Securities Co., Ltd. (Class H) (b)	248,000	894,106
CNinsure, Inc. ADR (a)	20,286	179,125
Cogobuy Group (a)(c)	123,000	169,446
Colour Life Services Group Co., Ltd.	205,000	263,371
Consun Pharmaceutical Group, Ltd.	410,400	295,391
Coolpad Group, Ltd.	944,000	327,552
Cosmo Lady China Holdings Co., Ltd. (b)(c)	250,000	246,371
Country Garden Holdings Co., Ltd.	1,769,333	778,250
Credit China Holdings, Ltd.	1,052,000	221,187
CRRC Corp., Ltd. (Class H) (a)	1,117,000	1,714,571
CSG Holding Co., Ltd. (Class B)	232,700	297,158
CT Environmental Group, Ltd.	230,000	306,170

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Ctrip.com International, Ltd. ADR (a)	47,686	$3,462,957
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (c)	156,100	1,255,437
Datang International Power Generation Co., Ltd. (Class H)	842,000	431,179
Dazhong Transportation Group Co., Ltd. (Class B)	137,000	179,607
Dongfeng Motor Group Co., Ltd. (Class H)	1,060,468	1,422,612
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	27,369	246,047
E-House China Holdings, Ltd. ADR (b)	39,433	264,990
FIH Mobile, Ltd.	790,000	477,920
Golden Eagle Retail Group, Ltd.	210,000	281,172
Goodbaby International Holdings, Ltd. (a)	603,000	252,010
Great Wall Motor Co., Ltd. (Class H) (d)	289,000	1,416,566
Guangzhou Automobile Group Co., Ltd. (Class H)	1,082,032	1,002,121
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Class H)	62,000	228,725
Guangzhou R&F Properties Co., Ltd. (Class H) (a)(b)	940,176	1,153,307
Haitian International Holdings, Ltd.	187,000	439,486
Haitong Securities Co., Ltd. (Class H) (b)	658,800	1,742,059
Hengan International Group Co., Ltd.	204,500	2,429,452
Hi Sun Technology China, Ltd. (a)	708,000	197,262
Homeinns Hotel Group ADR (a)	10,522	325,340
Huadian Fuxin Energy Corp., Ltd. (Class H)	578,000	276,603
Huadian Power International Corp., Ltd. (Class H)	456,000	505,258
Huaneng Power International, Inc. (Class H)	1,422,472	1,981,632
Huaneng Renewables Corp., Ltd. (Class H)	946,000	381,936
Huishang Bank Corp., Ltd. (Class H)	1,599,000	831,207
Industrial & Commercial Bank of China, Ltd. (Class H)	24,027,138	19,091,418
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	576,450	827,782
Intime Retail Group Co., Ltd. (b)	334,000	442,889
JD.com, Inc. ADR (a)	92,423	3,151,624
Jiangsu Expressway Co., Ltd. (Class H)	836,299	1,098,158
Jiangsu Future Land Co., Ltd. (Class B)	207,303	435,958
Jiangxi Copper Co., Ltd. (Class H)	860,578	1,436,415
Jingwei Textile Machinery (Class H)	238,000	313,136
JinkoSolar Holding Co., Ltd. ADR (a)(b)	7,773	229,459
Jintian Pharmaceutical Group, Ltd. (b)	576,000	308,337
Kama Co., Ltd. (Class B) (a)	250,120	274,882
Kangda International Environmental Co., Ltd. (a)(b)(c)	525,000	239,050
Kingsoft Corp., Ltd. (b)	241,000	812,913
Konka Group Co., Ltd. (a)(d)	331,300	656,827
Lao Feng Xiang Co., Ltd.	124,295	680,391
Lifetech Scientific Corp. (a)	626,000	179,260
Livzon Pharmaceutical Group, Inc. (Class H)	22,300	156,336
Luthai Textile Co., Ltd.	94,000	150,108
Luye Pharma Group, Ltd. (a)	498,000	533,167
Maanshan Iron & Steel (a)(b)	1,660,971	572,043
Metallurgical Corp. of China, Ltd. (Class H)	634,000	275,597
Mindray Medical International, Ltd. ADR (b)	28,186	803,301
MOBI Development Co., Ltd.	1,133,000	265,985
NetEase, Inc. ADR	25,423	3,682,903
New China Life Insurance Co., Ltd. (Class H)	144,600	863,584
New Oriental Education & Technology Group, Inc. ADR (a)	34,231	839,344
Nine Dragons Paper Holdings, Ltd.	463,000	404,917
Noah Holdings, Ltd. ADS (a)(b)	6,067	183,405
People’s Insurance Co. Group of China, Ltd. (Class H)	1,359,000	869,474
Perfect World Co., Ltd. ADR (a)	24,633	488,226
PetroChina Co., Ltd. (Class H)	6,497,208	7,249,337
Phoenix Healthcare Group Co., Ltd.	171,000	325,565
PICC Property & Casualty Co., Ltd. (Class H)	1,258,289	2,866,332
Ping An Insurance Group Co. of China, Ltd. (Class H)	698,864	9,438,322
Poly Culture Group Corp., Ltd. (Class H)	73,700	293,277
Qihoo 360 Technology Co., Ltd. ADR (a)	26,740	1,810,031
Qunar Cayman Islands, Ltd. ADR (a)	11,849	507,730
Renhe Commercial Holdings Co., Ltd. (a)	5,024,000	414,749
REXLot Holdings, Ltd. (b)	3,300,000	187,293
Semiconductor Manufacturing International Corp. (a)	14,102,837	1,546,254
SGSB Group Co., Ltd. (a)	280,700	364,349
Shandong Airlines Co., Ltd. (Class B)	43,500	139,098
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	180,000	346,879
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	544,000	406,287
Shanghai Baosight Software Co., Ltd. (Class B)	37,900	160,772
Shanghai Electric Group Co., Ltd. (Class H) (b)	1,156,418	944,222
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	96,000	356,012
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (b)	424,000	506,445
Shanghai Haixin Group Co. (Class B) (a)	164,100	142,767
Shanghai Highly Group Co., Ltd.	652,800	593,395
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	62,349	273,400
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. (Class B)	81,400	164,102
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (Class B)	146,885	468,857

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	113,235	$347,631
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	163,700	456,098
Shanghai Prime Machinery Co., Ltd. (Class H)	1,434,000	373,642
Shanghai Zhenhua Heavy Industries Co., Ltd. (Class B) (a)	226,000	178,766
Shenzhou International Group Holdings, Ltd.	156,000	758,615
Shunfeng International Clean Energy, Ltd. (a)	370,000	205,223
Sihuan Pharmaceutical Holdings Group, Ltd. (d)	1,459,000	829,945
Sina Corp. (a)	24,355	1,304,576
Sinopec Oilfield Service Corp. (Class H) (a)(b)	466,000	226,011
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)(b)	1,518,878	824,822
Sinopharm Group Co.	284,000	1,262,011
Sohu.com, Inc. (a)(b)	9,746	575,891
SouFun Holdings, Ltd. ADR (b)	63,078	530,486
SPT Energy Group, Inc. (a)(b)	600,000	109,125
Sunny Optical Technology Group Co., Ltd. (b)	280,800	612,124
TAL Education Group ADR (a)	15,180	535,854
Tencent Holdings, Ltd.	1,647,970	32,884,787
Tingyi Cayman Islands Holding Corp.	952,383	1,945,908
Tong Ren Tang Technologies Co., Ltd. (Class H)	317,000	536,474
TravelSky Technology, Ltd. (Class H)	281,000	413,931
Trina Solar, Ltd. ADR (a)	29,715	345,883
Tsingtao Brewery Co., Ltd. (Class H) (b)	72,000	436,966
Vipshop Holdings, Ltd. ADS (a)(b)	89,563	1,992,777
Want Want China Holdings, Ltd. (b)	2,619,000	2,770,160
Wisdom Holdings Group (b)	388,000	304,793
WuXi PharmaTech Cayman, Inc. ADR (a)	21,147	893,672
Xiamen International Port Co., Ltd. (Class H)	334,000	134,849
Xinchen China Power Holdings, Ltd. (a)(b)	603,000	235,676
Xinyi Glass Holdings, Ltd. (b)	802,000	426,213
Xinyi Solar Holdings, Ltd. (b)	625,200	259,675
Yantai Changyu Pioneer Wine Co., Ltd. (Class B)	65,553	269,820
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	942,882	740,679
Yestar International Holdings Co., Ltd.	930,000	417,463
Youku Tudou, Inc. ADR (a)	36,643	898,853
YY, Inc. ADR (a)	8,580	596,482
Zhejiang Expressway Co., Ltd. (Class H)	458,000	635,672
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	198,000	1,483,873
Zijin Mining Group Co., Ltd. (Class H)	2,488,685	876,371
ZTE Corp. (Class H)	219,840	559,202

		299,382,179

HONG KONG — 12.2%
AAC Technologies Holdings, Inc. (b)	197,000	1,113,002
Agile Property Holdings, Ltd. (b)	1,337,598	900,641
Alibaba Pictures Group, Ltd. (a)(b)	2,052,507	796,905
AVIC International Holding HK, Ltd. (a)	1,236,000	186,535
AviChina Industry & Technology Co., Ltd. (Class H) (b)	1,088,000	1,063,784
Beijing Capital International Airport Co., Ltd.	354,000	408,222
Beijing Capital Land, Ltd. (Class H)	326,000	250,622
Beijing Enterprises Holdings, Ltd.	194,000	1,460,152
Beijing Enterprises Water Group, Ltd.	1,082,000	887,646
Belle International Holdings, Ltd.	1,458,000	1,679,440
Biostime International Holdings, Ltd. (b)	54,000	158,116
C.banner International Holdings, Ltd. (b)	420,000	178,238
Carnival Group International Holdings, Ltd. (a)(b)	2,240,000	346,725
Changshouhua Food Co., Ltd.	195,000	133,059
Chia Tai Enterprises International, Ltd. (a)(d)	20,300	20,948
Chiho-Tiande Group, Ltd. (a)	144,000	185,745
China Aerospace International Holdings, Ltd.	746,000	175,132
China Agri-Industries Holdings, Ltd. (a)	645,000	367,737
China All Access Holdings, Ltd.	420,000	178,780
China Dongxiang Group Co., Ltd.	1,175,000	310,704
China Everbright International, Ltd.	695,000	1,246,106
China Everbright, Ltd.	238,000	825,819
China Fiber Optic Network System Group, Ltd. (a)	914,000	312,426
China Financial International Investments, Ltd. (a)	1,340,000	203,959
China Gas Holdings, Ltd.	648,000	1,038,131
China High Speed Transmission Equipment Group Co., Ltd. (a)	424,000	368,075
China Huarong Energy Co., Ltd. (a)(b)	2,014,000	174,056
China Huishan Dairy Holdings Co., Ltd. (b)	1,433,000	327,171
China Jinhai International Group, Ltd. (a)	1,148,000	146,599
China Medical System Holdings, Ltd.	397,000	556,129
China Mengniu Dairy Co., Ltd.	485,390	2,419,891
China Merchants Holdings International Co., Ltd.	765,375	3,282,626
China Mobile, Ltd.	1,715,636	21,963,983
China Modern Dairy Holdings, Ltd. (b)	855,000	307,699
China Ocean Shipbuilding Industry Group, Ltd. (a)	4,077,800	186,728
China Overseas Land & Investment, Ltd.	1,687,084	5,951,815
China Pharmaceutical Group, Ltd.	720,000	711,405
China Power International Development, Ltd.	669,000	509,999
China Public Procurement, Ltd. (a)	3,188,000	104,861
China Resources Enterprise, Ltd.	570,746	1,840,511
China Resources Gas Group, Ltd.	168,000	498,417

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China Resources Land, Ltd.	968,767	$3,142,771
China Resources Power Holdings Co., Ltd.	782,000	2,183,836
China Singyes Solar Technologies Holdings, Ltd. (b)	178,000	228,224
China South City Holdings, Ltd. (b)	952,000	329,099
China State Construction International Holdings, Ltd.	488,000	878,741
China Taiping Insurance Holdings Co., Ltd. (a)	286,141	1,027,923
China Travel International Investment Hong Kong, Ltd.	702,000	308,778
China Unicom (Hong Kong), Ltd.	1,818,172	2,861,213
China Yurun Food Group, Ltd. (a)(b)	430,659	163,874
Citic Resources Holdings, Ltd. (a)(b)	904,000	249,539
Citic Telecom International Holdings, Ltd.	474,000	220,108
CITIC, Ltd.	1,464,000	2,624,891
Citychamp Watch & Jewellery Group, Ltd.	1,050,000	163,882
CNOOC, Ltd.	5,222,249	7,409,786
Comba Telecom Systems Holdings, Ltd.	612,260	163,479
COSCO Pacific, Ltd.	1,243,283	1,687,101
CP Pokphand Co., Ltd.	2,030,000	314,219
Dawnrays Pharmaceutical Holdings, Ltd.	356,000	307,666
Digital China Holdings, Ltd.	322,000	434,453
EVA Precision Industrial Holdings, Ltd.	998,000	293,509
Evergrande Real Estate Group, Ltd. (b)	1,318,000	787,140
Far East Horizon, Ltd.	366,000	348,412
Fufeng Group, Ltd.	287,000	212,865
GCL Poly Energy Holdings, Ltd. (a)(b)	2,450,000	565,685
Geely Automobile Holdings, Ltd.	1,465,000	782,336
GOME Electrical Appliances Holding, Ltd. (b)	3,774,322	832,512
Greentown China Holdings, Ltd.	249,000	317,973
Guangdong Investment, Ltd.	758,000	1,061,829
Guotai Junan International Holdings, Ltd. (b)	690,000	449,465
Haier Electronics Group Co., Ltd. (a)	318,000	857,292
Hanergy Thin Film Power Group, Ltd. (b)(e)	5,962,000	1,503,468
Hang Fat Ginseng Holdings Co., Ltd. (b)	10,850,000	1,329,563
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	2,182,400	408,186
Huabao International Holdings, Ltd.	649,000	390,946
Imperial Pacific International Holdings, Ltd. (a)(b)	22,633,200	905,030
Joy City Property, Ltd.	1,130,000	294,432
Kingboard Chemical Holdings, Ltd.	298,200	516,197
Kingdee International Software Group Co., Ltd.	588,000	350,409
Kunlun Energy Co., Ltd.	996,000	1,013,659
KWG Property Holding, Ltd.	392,000	330,689
Lee & Man Paper Manufacturing, Ltd.	581,000	370,219
Lenovo Group, Ltd. (b)	2,427,703	3,363,220
Li Ning Co., Ltd. (a)(b)	727,374	332,136
Minth Group, Ltd.	206,000	460,757
National Agricultural Holdings, Ltd. (a)	278,000	156,705
NetDragon Websoft, Inc. (b)	133,500	510,577
Newtree Group Holdings, Ltd. (a)	240,000	168,409
North Mining Shares Co., Ltd. (a)	5,890,000	265,912
NVC Lighting Holdings, Ltd. (d)	170,000	38,594
Poly Property Group Co., Ltd.	675,000	326,505
Shanghai Industrial Holdings, Ltd.	150,000	508,865
Shenzhen Investment, Ltd.	688,000	337,231
Shimao Property Holdings, Ltd.	397,500	784,484
Sino Biopharmaceutical, Ltd.	924,000	1,072,679
Sino-Ocean Land Holdings, Ltd.	2,037,211	1,539,888
Sinotrans, Ltd. (Class H)	592,000	394,791
SITC International Holdings Co., Ltd.	470,000	310,401
Skyworth Digital Holdings, Ltd.	595,835	530,311
SSY Group, Ltd. (b)(d)	924,000	336,106
Sun Art Retail Group, Ltd. (b)	577,500	519,951
Sunac China Holdings, Ltd.	694,000	760,016
Suncorp Technologies, Ltd. (a)	4,060,000	272,323
Tack Fiori International Group, Ltd. (a)	508,000	148,746
TCL Multimedia Technology Holdings, Ltd.	256,000	173,032
Tech Pro Technology Development, Ltd. (a)(b)	1,011,200	1,022,606
Tibet 5100 Water Resources Holdings, Ltd.	847,000	303,727
Uni-President China Holdings, Ltd.	446,000	411,336
United Energy Group, Ltd. (a)	1,338,000	234,720
United Laboratories International Holdings, Ltd. (a)	358,000	259,061
Victory City International Holdings, Ltd.	1,314,000	215,256
Vinda International Holdings, Ltd.	102,000	213,669
Vision Values Holdings, Ltd. (a)	680,000	171,040
Wasion Group Holdings, Ltd.	194,000	299,287
West China Cement, Ltd.	914,000	176,845
WH Group, Ltd. (a)(c)	2,201,500	1,499,367

		110,518,491

INDIA — 16.0%
Adani Power, Ltd. (a)	121,785	55,844
Adani Transmissions, Ltd. (a)(d)	65,490	20,723
AIA Engineering, Ltd.	17,397	275,188
Ajanta Pharma, Ltd.	8,045	198,219
Alembic Pharmaceuticals, Ltd.	23,743	247,180
Apollo Hospitals Enterprise, Ltd.	69,796	1,442,337
Apollo Tyres, Ltd.	113,038	302,210
Arvind Infrastructure, Ltd. (d)	6,683	0
Arvind, Ltd.	66,833	282,162
Asian Paints, Ltd.	67,631	802,215
Aurobindo Pharma, Ltd.	42,600	971,344
Axis Bank, Ltd. (a)	332,341	2,917,117
Bajaj Auto, Ltd.	15,275	609,741
Bajaj Finance, Ltd.	3,487	298,071
Bharat Electronics, Ltd.	6,380	337,264
Bharat Forge, Ltd.	34,378	574,001
Bharat Heavy Electricals, Ltd.	396,530	1,543,652
Bharat Petroleum Corp., Ltd.	37,633	519,670
Bharti Airtel, Ltd.	518,250	3,418,513

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Bharti Infratel, Ltd.	126,807	$890,118
Biocon, Ltd.	54,322	393,340
Bosch, Ltd.	1,810	621,116
Britannia Industries, Ltd.	5,802	251,737
Cadila Healthcare, Ltd.	12,203	344,292
Cipla, Ltd.	256,891	2,482,580
Coal India, Ltd.	348,564	2,305,788
Dabur India, Ltd.	84,216	370,429
DCB Bank, Ltd. (a)	173,269	354,538
DLF, Ltd.	155,361	285,203
Dr Reddy’s Laboratories, Ltd.	23,307	1,302,765
Eicher Motors, Ltd.	2,124	653,300
Emami, Ltd.	12,843	233,899
Escorts, Ltd.	115,814	218,606
GAIL India, Ltd.	116,205	715,697
Gillette India, Ltd.	2,045	147,562
Glenmark Pharmaceuticals, Ltd.	36,421	568,592
Godrej Consumer Products, Ltd.	37,498	728,526
Godrej Industries, Ltd.	44,213	246,962
Gujarat Mineral Development Corp., Ltd.	98,964	145,307
Gujarat Pipavav Port, Ltd. (a)	89,239	305,358
Havells India, Ltd.	84,784	376,322
HCL Technologies, Ltd.	129,113	1,864,819
HDFC Bank, Ltd. (a)	451,400	7,564,565
Hero Motocorp, Ltd.	30,921	1,225,332
Hindalco Industries, Ltd.	267,145	469,434
Hindustan Unilever, Ltd.	294,912	4,245,381
Hindustan Zinc, Ltd.	623,337	1,635,672
Housing Development & Infrastructure, Ltd. (a)	144,655	209,100
Housing Development Finance Corp., Ltd.	476,352	9,697,967
ICICI Bank Ltd.	1,103	5,335
ICICI Bank, Ltd. ADR	484,026	5,043,551
Idea Cellular, Ltd.	507,870	1,404,857
IDFC, Ltd.	273,744	634,924
IIFL Holdings, Ltd.	259,695	707,759
Indiabulls Housing Finance, Ltd.	152,563	1,491,251
Indian Hotels Co., Ltd. (a)	690,647	990,744
Indian Oil Corp., Ltd.	136,871	828,362
IndusInd Bank, Ltd.	63,745	873,591
Infosys, Ltd. ADR (b)	645,228	10,226,864
ITC, Ltd. GDR (a)	532,221	2,587,126
Jaiprakash Associates, Ltd. (a)	692,169	121,195
Jindal Steel & Power, Ltd.	128,609	173,081
JSW Steel, Ltd.	35,219	482,408
Jubilant Foodworks, Ltd. (a)	12,335	359,813
Just Dial, Ltd.	13,613	271,255
Kotak Mahindra Bank, Ltd.	89,987	1,958,291
KPIT Technologies Ltd.	125,766	183,968
Larsen & Toubro, Ltd. GDR	84,351	2,349,175
LIC Housing Finance, Ltd.	95,318	674,920
Lupin, Ltd.	42,680	1,264,080
Mahindra & Mahindra Financial Services, Ltd.	89,034	391,901
Mahindra & Mahindra, Ltd.	151,925	3,059,375
Marico, Ltd.	61,906	437,124
Marksans Pharma, Ltd.	238,738	239,000
MAX India, Ltd.	36,571	277,499
Mindtree, Ltd.	15,794	315,930
Motherson Sumi Systems, Ltd.	68,442	557,488
Mundra Port and Special Economic Zone, Ltd.	195,727	946,362
NCC, Ltd.	183,642	226,813
Nestle India, Ltd.	5,438	542,451
NTPC, Ltd.	347,415	750,969
Oil & Natural Gas Corp., Ltd.	606,355	2,947,982
Page Industries, Ltd.	1,826	433,424
PI Industries, Ltd.	21,964	222,279
Power Finance Corp., Ltd.	97,888	393,520
Power Grid Corp. of India, Ltd.	208,496	455,430
Rajesh Exports, Ltd.	60,805	311,807
Reliance Capital, Ltd.	80,769	459,970
Reliance Communications, Ltd. (a)	483,739	471,737
Reliance Industries, Ltd. GDR (c)	272,632	8,466,587
Reliance Infrastructure, Ltd.	159,834	974,992
Rural Electrification Corp., Ltd.	91,585	395,723
Shriram City Union Finance, Ltd.	12,785	351,788
Shriram Transport Finance Co., Ltd.	46,085	617,639
Siemens, Ltd.	71,652	1,517,710
Sintex Industries, Ltd.	234,149	369,351
SKS Microfinance, Ltd. (a)	69,502	509,368
State Bank of India	441,698	1,822,490
Steel Authority of India, Ltd.	496,828	479,430
Strides Arcolab, Ltd.	16,489	287,638
Sun Pharma Advanced Research Co., Ltd. (a)	27,304	168,528
Sun Pharmaceutical Industries, Ltd.	313,747	4,309,094
Suzlon Energy, Ltd. (a)	782,117	272,660
Tata Consultancy Services, Ltd.	170,474	6,828,999
Tata Motors, Ltd.	502,401	3,425,210
Tata Steel, Ltd.	82,883	396,454
Tech Mahindra, Ltd.	129,914	974,763
Torrent Pharmaceuticals, Ltd.	11,166	228,203
Ultratech Cement, Ltd.	15,843	744,743
United Breweries, Ltd.	18,068	265,076
United Spirits, Ltd. (a)	23,504	1,247,930
UPL, Ltd.	73,436	617,656
Vakrangee, Ltd.	257,158	467,633
Vedanta, Ltd.	314,009	858,742
Wipro, Ltd. ADR (b)	226,508	2,711,301
WNS Holdings, Ltd. ADR (a)	23,384	625,522
Wockhardt, Ltd.	10,588	235,445
Yes Bank, Ltd.	55,067	729,716
Zee Entertainment Enterprises, Ltd.	460,310	2,659,360

		145,303,120

INDONESIA — 3.7%
Ace Hardware Indonesia Tbk PT	5,331,700	257,937
Adaro Energy Tbk PT	6,460,700	368,283
AKR Corporindo Tbk PT	297,800	132,343
Astra International Tbk PT	7,680,000	4,075,455
Bank Central Asia Tbk PT	4,971,396	5,033,853
Bank Mandiri Persero Tbk PT	3,246,505	2,447,206
Bank Negara Indonesia Persero Tbk PT	1,244,000	494,521
Bank Rakyat Indonesia Persero Tbk PT	4,337,296	3,367,036
Charoen Pokphand Indonesia Tbk PT	837,600	172,766
Ciputra Surya Tbk PT (a)	1,014,300	203,507
Citra Marga Nusaphala Persada Tbk PT	800,044	132,916
Garda Tujuh Buana Tbk PT (a)(d)	127,500	0
Garuda Indonesia Tbk PT (a)	7,827,500	261,259

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Gudang Garam Tbk PT	225,200	$761,787
Indocement Tunggal Prakarsa Tbk PT	774,925	1,213,318
Indosat Tbk PT (a)	1,717,448	515,267
Intiland Development Tbk PT	2,822,800	120,682
Kalbe Farma Tbk PT	2,259,900	283,918
Kawasan Industri Jababeka Tbk PT (a)	14,426,037	283,489
Lippo Cikarang Tbk PT (a)	734,500	501,327
Lippo Karawaci Tbk PT	3,710,000	328,355
Matahari Department Store Tbk PT	209,400	259,934
Matahari Putra Prima Tbk PT	1,019,800	225,645
Mayora Indah Tbk PT	162,600	317,090
Media Nusantara Citra Tbk PT	1,035,900	150,733
Metropolitan Land Tbk PT	4,669,900	137,654
Modernland Realty Tbk PT	12,786,600	503,504
Pakuwon Jati Tbk PT	5,104,900	164,643
Pembangunan Perumahan Persero PT Tbk	1,344,900	350,032
Perusahaan Gas Negara Persero Tbk PT	5,434,540	1,758,863
Selamat Sempurna Tbk PT	1,332,500	461,240
Semen Indonesia Persero Tbk PT	1,242,700	1,118,500
Summarecon Agung Tbk PT	1,932,600	237,000
Surya Semesta Internusa Tbk PT	3,075,400	222,596
Telekomunikasi Indonesia Persero Tbk PT	19,376,770	4,258,311
Tiga Pilar Sejahtera Food Tbk	2,041,400	286,324
Tower Bersama Infrastructure Tbk PT (a)	733,800	507,730
Unilever Indonesia Tbk PT	148,300	439,366
United Tractors Tbk PT	633,745	968,502
Wijaya Karya Persero Tbk PT	1,108,300	208,235

		33,531,127

MALAYSIA — 4.8%
7-Eleven Malaysia Holdings Bhd (Class B)	489,500	207,580
Aeon Credit Service M Bhd	89,400	318,456
AirAsia Bhd	447,400	182,612
Alliance Financial Group Bhd	1,918,710	2,232,477
APM Automotive Holdings Bhd	107,700	136,445
Astro Malaysia Holdings Bhd	489,000	399,184
Axiata Group Bhd	969,500	1,644,527
Berjaya Auto Bhd	566,580	405,451
British American Tobacco Malaysia Bhd	31,200	512,696
Bursa Malaysia Bhd	836,534	1,804,767
Cahya Mata Sarawak Bhd	508,600	694,219
Carlsberg Brewery Malay Bhd	646,603	2,142,205
CB Industrial Product Holding Bhd	411,400	218,076
CIMB Group Holdings Bhd	829,958	1,203,252
Coastal Contracts Bhd	205,700	149,382
Cypark Resources Bhd	417,400	186,962
Dialog Group Bhd	1,333,900	562,126
Eastern & Oriental Bhd	726,170	327,190
ECM Libra Financial Group Bhd (a)	1,646,014	584,590
Eco World Development Group Bhd (a)	609,300	248,694
Genting Bhd	1,156,100	2,469,697
Genting Malaysia Bhd	1,174,300	1,307,199
IJM Corp. Bhd	1,437,140	2,483,475
Inari Amertron Bhd	284,562	245,117
IOI Corp. Bhd	2,300,496	2,475,487
IOI Properties Group Bhd	956,113	468,807
Karex Bhd	549,450	447,074
KNM Group Bhd (a)	1,785,000	293,321
Kuala Lumpur Kepong Bhd	111,800	634,116
Land & General Bhd	2,368,200	269,898
Landmarks Bhd (a)	2,312,100	704,722
Lingkaran Trans Kota Holdings Bhd	108,400	122,104
Malayan Banking Bhd	999,432	2,421,100
Maxis Bhd	794,400	1,341,195
Media Prima Bhd	554,200	214,453
MKH Bhd	296,000	167,103
Muhibbah Engineering M Bhd	604,900	363,934
Oldtown Bhd	374,800	158,940
OSK Holdings Bhd	1,847,325	1,037,988
Padini Holdings Bhd	391,600	138,041
PPB Group Bhd	224,600	900,067
Press Metal Bhd	319,800	220,376
Prestariang Bhd	389,700	268,545
Public Bank Bhd	408,520	2,026,900
Salcon Bhd	1,283,300	263,599
SapuraKencana Petroleum Bhd	394,900	247,009
Sime Darby Bhd	754,205	1,703,108
TA Enterprise Bhd	1,447,500	260,880
Tambun Indah Land Bhd	817,800	359,806
TAN Chong Motor Holdings Bhd	837,000	654,426
Telekom Malaysia Bhd	304,109	527,133
Tenaga Nasional Bhd	712,350	2,386,457
TSH Resources Bhd	386,500	228,438
UEM Edgenta Bhd	166,700	152,429
Uzma Bhd	245,800	153,096
Wah Seong Corp. Bhd	2,327,100	851,152
Yinson Holdings Bhd	282,900	228,689

		43,356,772

PHILIPPINES — 2.6%
ABS-CBN Holdings Corp, PDR	417,100	579,999
Alliance Global Group, Inc.	1,777,800	855,583
Ayala Land, Inc.	4,034,075	3,337,126
BDO Unibank, Inc.	376,830	905,930
Belle Corp.	3,240,200	237,140
Bloomberry Resorts Corp.	1,022,700	195,286
Cebu Air, Inc.	140,870	265,557
Cebu Holdings, Inc.	2,117,900	242,368
Cosco Capital, Inc.	4,072,800	704,543
D&L Industries, Inc.	1,801,500	775,895
DoubleDragon Properties Corp. (a)	1,164,700	260,372
First Gen Corp.	2,636,970	1,579,024
First Philippine Holdings Corp.	1,242,314	2,238,590
Globe Telecom, Inc.	5,155	286,960
GMA Holdings, Inc.	395,500	56,575
GT Capital Holdings, Inc.	15,875	480,933
JG Summit Holdings, Inc.	767,020	1,219,679
Jollibee Foods Corp.	100,930	441,639
LT Group, Inc.	1,207,900	372,898
Megawide Construction Corp. (a)	3,091,718	408,664
Metro Pacific Investments Corp.	2,889,000	303,060
Nickel Asia Corp.	788,892	405,906
Pepsi-Cola Products Philippines, Inc.	2,665,000	289,019
Philex Mining Corp.	2,030,300	276,020
Philippine Long Distance Telephone Co.	49,399	3,078,536
Puregold Price Club, Inc.	755,400	619,867

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Robinsons Retail Holdings, Inc.	383,830	$633,758
SM Investments Corp.	27,220	540,295
SM Prime Holdings, Inc.	2,340,600	1,037,152
Universal Robina Corp.	214,030	920,865

		23,549,239

SINGAPORE — 0.2%
Nam Cheong, Ltd. (b)	856,200	174,864
SIIC Environment Holdings, Ltd. (a)(b)	1,735,000	251,263
Silverlake Axis, Ltd. (b)	478,800	348,477
Yangzijiang Shipbuilding Holdings, Ltd. (b)	674,000	708,288

		1,482,892

TAIWAN — 21.8%
Acer, Inc. (a)	1,519,395	736,196
Advanced Semiconductor Engineering, Inc.	2,414,636	3,271,218
Advantech Co., Ltd.	98,000	673,354
Airtac International Group	39,900	250,228
Asia Cement Corp.	2,309,073	2,731,568
Asustek Computer, Inc.	316,138	3,078,950
AU Optronics Corp. ADR (b)	377,736	1,684,703
Catcher Technology Co., Ltd.	275,539	3,447,084
Cathay Financial Holding Co., Ltd. (a)	3,066,604	5,357,078
Center Laboratories, Inc. (a)	83,000	187,765
Chang Hwa Commercial Bank, Ltd.	6,033,254	3,461,038
China Development Financial Holding Corp.	7,216,272	2,736,404
China Life Insurance Co., Ltd.	406,000	415,810
China Steel Chemical Corp.	73,877	332,817
China Steel Corp.	4,715,625	3,767,365
Chlitina Holding, Ltd.	33,000	218,720
Chunghwa Telecom Co., Ltd.	1,214,268	3,872,497
Coland Holdings, Ltd.	213,411	446,126
Compal Electronics, Inc.	2,223,431	1,693,452
CTBC Financial Holding Co., Ltd.	6,602,562	5,199,963
Delta Electronics, Inc.	720,893	3,691,555
E.Sun Financial Holding Co., Ltd.	728,000	486,049
Eclat Textile Co., Ltd.	71,000	1,164,368
eMemory Technology, Inc.	16,000	215,981
Epistar Corp.	429,170	573,766
Everlight Electronics Co., Ltd.	377,996	725,254
Far Eastern New Century Corp.	3,152,697	3,341,269
Far EasTone Telecommunications Co., Ltd.	340,000	822,052
Feng TAY Enterprise Co., Ltd.	72,000	417,702
Firich Enterprises Co., Ltd.	76,000	285,728
First Financial Holding Co., Ltd	5,220,980	3,198,124
Formosa Chemicals & Fibre Corp.	1,638,691	3,940,782
Formosa Petrochemical Corp.	485,000	1,244,940
Formosa Plastics Corp.	2,279,137	5,362,762
Foxconn Technology Co., Ltd.	554,572	2,013,063
Fubon Financial Holding Co., Ltd.	2,591,998	5,158,038
Giant Manufacturing Co., Ltd.	40,000	338,362
Hermes Microvision, Inc.	13,000	846,878
Himax Technologies, Inc. ADR (b)	44,775	359,543
Hiwin Technologies Corp.	62,000	407,915
Hon Hai Precision Industry Co., Ltd.	4,232,784	13,306,975
Hotai Motor Co., Ltd.	96,000	1,359,672
HTC Corp. (a)	279,710	652,713
Hua Nan Financial Holdings Co., Ltd.	4,643,729	2,671,448
Innolux Corp.	2,166,753	1,130,620
Inotera Memories, Inc. (a)	587,000	468,010
Inventec Corp.	854,000	590,932
King Yuan Electronics Co., Ltd.	2,305,898	2,014,097
Largan Precision Co., Ltd.	31,710	3,622,737
Lite-On Technology Corp.	1,348,907	1,582,603
Macronix International Co., Ltd. (a)	3,175,374	614,399
Makalot Industrial Co., Ltd.	32,000	275,357
MediaTek, Inc.	492,219	6,732,127
Medigen Biotechnology Corp. (a)	34,000	107,550
Mega Financial Holding Co., Ltd.	4,301,986	3,876,103
Merry Electronics Co., Ltd.	66,000	152,944
MIN AIK Technology Co., Ltd.	82,000	240,516
Motech Industries, Inc.	235,507	279,361
Nan Ya Plastics Corp.	2,287,759	5,368,220
Novatek Microelectronics Corp.	340,062	1,642,199
PChome Online, Inc.	15,000	247,938
Pegatron Corp.	744,630	2,179,264
Pou Chen Corp.	549,000	782,900
Powertech Technology, Inc. (a)	828,518	1,793,742
President Chain Store Corp.	107,000	752,532
ProMOS Technologies, Inc. (a)(e)	1,135,850	0
Quanta Computer, Inc.	1,322,194	3,128,236
Radiant Opto-Electronics Corp.	96,000	356,253
Realtek Semiconductor Corp.	418,161	1,072,017
Shin Kong Financial Holding Co., Ltd.	5,376,308	1,641,408
Silicon Motion Technology Corp. ADR	8,531	295,258
Siliconware Precision Industries Co., Ltd.	1,642,745	2,515,669
SinoPac Financial Holdings Co., Ltd.	6,780,570	2,999,717
Synnex Technology International Corp.	480,000	711,728
Tainan Enterprises Co., Ltd.	1,519,567	1,452,859
Taishin Financial Holding Co., Ltd.	7,042,968	2,933,191
Taiwan Cement Corp.	2,518,216	3,178,937
Taiwan FU Hsing Industrial Co., Ltd.	1,815,000	2,247,095
Taiwan Mobile Co., Ltd.	622,200	2,077,058
Taiwan Paiho, Ltd.	65,000	183,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,117,405	25,376,268
Tatung Co., Ltd. (a)	1,668,107	373,039
Teco Electric & Machinery Co., Ltd.	335,000	260,035
TPK Holding Co., Ltd.	79,000	457,032
Tripod Technology Corp.	844,361	1,505,124
Uni-President Enterprises Corp.	2,285,819	4,052,385
United Integrated Services Co., Ltd.	2,431,000	2,627,618
United Microelectronics Corp. ADR	1,367,336	2,803,039
Walsin Lihwa Corp. (a)	1,099,000	273,909
Wistron Corp.	1,638,736	1,242,815
Yageo Corp.	523,564	821,290
Yuanta Financial Holding Co., Ltd.	3,840,618	2,078,735

		197,265,421

THAILAND — 4.5%
Advanced Info Service PCL	509,530	3,620,589
Airports of Thailand PCL	89,800	805,596
Bangkok Expressway PCL	2,869,042	3,355,307
Bank of Ayudhya PCL NVDR	430,300	423,605
BEC World PCL	308,100	342,075
Big C Supercenter PCL	1,000	5,714
Big C Supercenter PCL NVDR	67,400	385,137
Bumrungrad Hospital PCL	90,300	499,951

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Central Plaza Hotel PCL	122,300	$134,881
Charoen Pokphand Foods PCL	596,300	423,715
Chularat Hospital PCL	4,958,800	280,420
CP ALL PCL	1,898,500	2,599,684
E for L Aim PCL	7,292,400	272,044
Electricity Generating PCL	686,546	3,120,155
Energy Absolute PCL	581,600	404,660
Gunkul Engineering PCL	604,025	482,855
Hana Microelectronics PCL	262,800	315,122
Ichitan Group PCL	345,100	203,328
Indorama Ventures PCL	428,600	352,138
IRPC PCL	7,670,539	1,017,424
Jasmine International PCL	833,800	130,839
Kasikornbank PCL	460,554	2,577,155
KCE Electronics PCL	405,000	665,497
MC Group PCL	765,200	305,849
Mega Lifesciences PCL	584,900	322,102
Minor International PCL	521,180	462,921
Nok Airlines PCL (a)	1,007,400	296,772
PTT Exploration & Production PCL	789,732	2,548,616
PTT Global Chemical PCL NVDR	199,900	409,856
PTT PCL	281,955	2,996,901
Raimon Land PCL (a)	8,527,500	386,288
Siam Cement PCL NVDR	127,100	1,956,803
Siam Commercial Bank PCL	607,497	2,796,873
SNC Former PCL	102,000	47,413
Somboon Advance Technology PCL	425,300	235,470
Srisawad Power 1979 PCL	622,694	737,451
Superblock PCL NVDR (a)	2,607,300	142,039
SVI PCL	2,483,600	342,662
Thai Beverage PCL	2,548,000	1,447,620
Thai Oil PCL	989,464	1,611,242
Thai Union Frozen Products PCL	551,200	355,766
TMB Bank PCL	5,095,200	353,001
True Corp. PCL NVDR (a)(b)	2,708,600	914,214

		41,087,750

TOTAL COMMON STOCKS —
(Cost $803,019,442)		895,476,991

WARRANTS — 0.0% (a)(f)
MALAYSIA — 0.0% (a)(f)
CB Industrial Product Holding Bhd (expiring 11/6/19)	55,233	6,075
Eastern & Oriental Bhd (expiring 7/21/19)	102,340	6,646
Inari Amertron Bhd (expiring 2/17/20)	24,462	8,882
KNM Group Bhd (expiring 4/21/20)	122,500	5,195

		26,798

THAILAND — 0.0% (a)(f)
Jasmine International PCL (expiring 7/5/20)	408,725	12,101
Minor International PCL (expiring 11/3/17)	19,060	2,280
Raimon Land PCL (expiring 6/14/18)	2,131,875	22,091
Srisawad Power 1979 PCL (expiring 6/11/20) (d)	21,788	0

		36,472

TOTAL WARRANTS —
(Cost $0)		63,270

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	42,353,021	42,353,021
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (h)(i)	4,343,450	4,343,450

TOTAL SHORT TERM INVESTMENTS —
(Cost $46,696,471)		46,696,471

TOTAL INVESTMENTS — 104.1%
(Cost $849,715,913)		942,236,732
OTHER ASSETS & LIABILITIES — (4.1)%		(36,984,372)

NET ASSETS — 100.0%		$905,252,360

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PDR = Philippine Depository Receipts

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.1%
Internet Software & Services	8.0
Semiconductors & Semiconductor Equipment	6.2
Oil, Gas & Consumable Fuels	6.0
Wireless Telecommunication Services	4.8
Insurance	3.9
Electronic Equipment, Instruments & Components	3.7
Real Estate Management & Development	3.3
IT Services	2.8
Technology Hardware, Storage & Peripherals	2.7
Food Products	2.6
Automobiles	2.6
Pharmaceuticals	2.3
Chemicals	2.2
Diversified Telecommunication Services	1.8
Industrial Conglomerates	1.8
Independent Power and Renewable Electricity Producers	1.8
Construction & Engineering	1.6
Metals & Mining	1.6
Construction Materials	1.5
Transportation Infrastructure	1.5
Thrifts & Mortgage Finance	1.4
Capital Markets	1.2
Textiles, Apparel & Luxury Goods	1.1
Diversified Financial Services	1.1
Internet & Catalog Retail	1.1
Food & Staples Retailing	1.0
Machinery	0.9
Hotels, Restaurants & Leisure	0.9
Electrical Equipment	0.8
Electric Utilities	0.8
Beverages	0.6
Media	0.6
Personal Products	0.6
Household Products	0.6
Auto Components	0.6
Health Care Providers & Services	0.5
Gas Utilities	0.5
Tobacco	0.5
Software	0.5
Specialty Retail	0.4
Household Durables	0.4
Consumer Finance	0.3
Building Products	0.3
Marine	0.3
Water Utilities	0.2
Airlines	0.2
Energy Equipment & Services	0.2
Commercial Services & Supplies	0.2
Diversified Consumer Services	0.2
Health Care Equipment & Supplies	0.2
Distributors	0.2
Paper & Forest Products	0.2
Communications Equipment	0.1
Aerospace & Defense	0.1
Road & Rail	0.1
Multiline Retail	0.1
Air Freight & Logistics	0.1
Trading Companies & Distributors	0.0	**
Leisure Products	0.0	**
Biotechnology	0.0	**
Professional Services	0.0	**
Short Term Investments	5.2
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
RUSSIA — 99.3%
BANKS — 12.0%
Sberbank of Russia ADR (a)	271,071	$1,414,990
Sberbank of Russia ADR (a)	146,635	778,632
VTB Bank OJSC GDR (b)	490,334	1,338,612

		3,532,234

CHEMICALS — 2.8%
PhosAgro OAO GDR	16,910	216,448
Uralkali PJSC GDR (b)	46,669	598,763

		815,211

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Rostelecom OJSC ADR (a)	55,282	514,123
Rostelecom OJSC ADR (a)	3,500	33,250

		547,373

ELECTRIC UTILITIES — 1.0%
RusHydro JSC ADR (a)	1,612	1,609
RusHydro JSC ADR (a)	306,126	303,677

		305,286

ENERGY EQUIPMENT & SERVICES — 1.0%
Eurasia Drilling Co., Ltd. GDR	12,682	208,873
TMK OAO GDR	16,821	72,330

		281,203

FOOD & STAPLES RETAILING — 7.8%
Lenta, Ltd. GDR (b)	23,304	173,615
Magnit PJSC GDR	30,534	1,699,522
O’Key Group SA GDR	18,317	43,320
X5 Retail Group NV GDR (b)	21,937	365,251

		2,281,708

HOUSEHOLD DURABLES — 1.4%
PIK Group GDR	125,341	399,211

INTERNET SOFTWARE & SERVICES — 3.3%
Mail.ru Group, Ltd. GDR (b)	18,434	384,349
Yandex NV (Class A) (b)	38,391	584,311

		968,660

IT SERVICES — 0.9%
Luxoft Holding, Inc. (b)	1,311	74,137
QIWI PLC ADR	6,747	189,253

		263,390

MEDIA — 0.1%
CTC Media, Inc.	15,109	34,297

METALS & MINING — 10.3%
Evraz PLC (b)	55,687	107,897
IRC, Ltd. (b)	280,000	15,711
Magnitogorsk Iron & Steel Works GDR	36,145	121,809
Mechel ADR (b)	31,919	39,260
MMC Norilsk Nickel PJSC ADR	73,421	1,238,612
Novolipetsk Steel OJSC GDR	17,572	233,708
Polymetal International PLC	42,142	343,645
Polyus Gold International, Ltd.	123,409	342,076
Severstal PAO GDR	42,302	447,555
United Co. RUSAL PLC (b)	293,000	145,885

		3,036,158

OIL, GAS & CONSUMABLE FUELS — 49.8%
Exillon Energy PLC (b)	35,917	60,441
Gazprom Neft OAO ADR	16,795	202,380
Gazprom OAO ADR	910,258	4,687,829
Lukoil OAO ADR	88,325	3,886,742
NOVATEK OAO GDR	13,727	1,397,408
Rosneft OAO GDR	220,424	908,147
Surgutneftegas OAO ADR	188,795	1,112,946
Surgutneftegas OAO ADR Preference Shares	117,328	891,693
Tatneft OAO ADR	45,150	1,443,897

		14,591,483

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Etalon Group, Ltd. GDR	31,608	58,475
LSR Group PJSC GDR	57,415	115,978

		174,453

ROAD & RAIL — 0.3%
Globaltrans Investment PLC GDR (b)	21,081	100,135

WIRELESS TELECOMMUNICATION SERVICES — 6.1%
MegaFon PJSC GDR	18,451	256,469
Mobile Telesystems OJSC ADR	95,598	934,948
Sistema JSFC GDR	36,651	324,361
VimpelCom, Ltd. ADR	57,313	284,846

		1,800,624

TOTAL COMMON STOCKS —
(Cost $41,008,107)		29,131,426

SHORT TERM INVESTMENT — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $197,671)	197,671	197,671

TOTAL INVESTMENTS — 100.0%
(Cost $41,205,778)		29,329,097
OTHER ASSETS & LIABILITIES — 0.0% (e)		(5,926)

NET ASSETS — 100.0%		$29,323,171

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Private Joint Stock Company
PJSC = Private Joint Stock Company
PJSC = Private Joint Stock Company
PLC = Public Limited Company

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.2%
AviChina Industry & Technology Co., Ltd. (Class H)	2,260,000	$2,209,699

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. (Class H)	1,176,000	784,248

AIRLINES — 0.5%
Air China, Ltd.	2,304,000	2,603,406
China Eastern Airlines Corp., Ltd. (Class H) (a)(b)	2,326,000	1,947,197
China Southern Airlines Co., Ltd. (Class H) (a)	1,678,000	1,982,635
Shandong Airlines Co., Ltd. (Class B)	106,000	338,952

		6,872,190

AUTO COMPONENTS — 0.2%
Minth Group, Ltd.	824,000	1,843,027
Xinchen China Power Holdings, Ltd. (a)(b)	933,000	364,653
Xinyi Glass Holdings, Ltd. (b)	1,934,000	1,027,801

		3,235,481

AUTOMOBILES — 1.9%
BAIC Motor Corp., Ltd. (Class H) (a)(b)(c)	1,820,000	2,190,324
Brilliance China Automotive Holdings, Ltd.	2,018,000	3,149,647
BYD Co., Ltd. (b)	574,500	3,449,571
Chongqing Changan Automobile Co., Ltd. (Class B)	390,400	998,592
Dongfeng Motor Group Co., Ltd. (Class H)	3,045,300	4,085,252
Geely Automobile Holdings, Ltd.	4,930,000	2,632,708
Great Wall Motor Co., Ltd. (Class H) (d)	1,001,000	4,906,515
Guangzhou Automobile Group Co., Ltd. (Class H)	2,880,637	2,667,893
Qingling Motors Co., Ltd. (Class H)	2,868,000	965,551

		25,046,053

BANKS — 19.2%
Agricultural Bank of China, Ltd. (Class H) (a)	22,686,000	12,202,517
Bank of China, Ltd. (Class H)	65,363,700	42,493,508
Bank of Chongqing Co., Ltd. (Class H)	2,460,500	2,348,608
Bank of Communications Co., Ltd. (Class H)	19,527,824	20,352,635
China CITIC Bank Corp., Ltd. (Class H) (a)	7,723,471	6,156,819
China Construction Bank Corp. (Class H)	78,152,623	71,372,719
China Merchants Bank Co., Ltd. (Class H)	4,493,735	13,100,001
China Minsheng Banking Corp., Ltd. (Class H)	6,213,800	8,143,412
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	2,562,000	2,052,230
Harbin Bank Co., Ltd. (Class H) (a)(b)(c)	4,166,000	1,563,751
Huishang Bank Corp., Ltd. (Class H)	6,753,700	3,510,769
Industrial & Commercial Bank of China, Ltd. (Class H)	77,729,789	61,762,323
Shengjing Bank Co., Ltd. (Class H) (b)(c)	1,645,000	1,812,088

		246,871,380

BEVERAGES — 0.2%
Tibet 5100 Water Resources Holdings, Ltd. (b)	2,035,000	729,734
Tsingtao Brewery Co., Ltd. (Class H) (b)	291,000	1,766,071

		2,495,805

BUILDING PRODUCTS — 0.0% (e)
China Lesso Group Holdings, Ltd.	536,000	436,264

CAPITAL MARKETS — 1.7%
Central China Securities Co., Ltd. (Class H)	540,000	418,624
China Cinda Asset Management Co., Ltd. (Class H) (a)	11,154,200	6,215,522
China Everbright, Ltd.	846,000	2,935,473
China Financial International Investments, Ltd. (a)(b)	5,810,000	884,328
China Galaxy Securities Co., Ltd. (Class H) (a)	299,000	389,536
CITIC Securities Co., Ltd. (Class H) (b)	862,000	3,107,739
Guotai Junan International Holdings, Ltd. (b)	2,526,000	1,645,433
Haitong Securities Co., Ltd. (Class H) (b)	2,021,200	5,344,641
Noah Holdings, Ltd. ADS (a)(b)	16,649	503,299
Shenwan Hongyuan HK, Ltd. (b)	730,000	564,034

		22,008,629

CHEMICALS — 0.5%
China Bluechemical, Ltd. (Class H)	2,808,000	1,025,036
China Lumena New Materials Corp. (a)(b)(f)	3,654,548	0
Fufeng Group, Ltd. (b)	799,000	592,611
Huabao International Holdings, Ltd.	1,885,000	1,135,491
Sinopec Oilfield Service Corp. (Class H) (a)(b)	1,860,000	902,103
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)(b)	3,523,999	1,913,698
Yingde Gases Group Co., Ltd.	1,536,500	1,058,350

		6,627,289

COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	2,556,000	4,582,802
Dongjiang Environmental Co., Ltd. (Class H)	220,200	474,339
Yestar International Holdings Co., Ltd. (b)	1,025,000	460,107

		5,517,248

COMMUNICATIONS EQUIPMENT — 0.6%
BYD Electronic International Co., Ltd. (a)	712,000	964,328
China All Access Holdings, Ltd. (b)	2,636,000	1,122,057

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China Fiber Optic Network System Group, Ltd. (a)	1,088,000	$371,903
Comba Telecom Systems Holdings, Ltd.	1,338,430	357,373
SIM Technology Group, Ltd. (a)	5,242,000	392,175
Suncorp Technologies, Ltd. (a)(b)	11,300,000	757,944
Synertone Communication Corp. (b)	4,866,100	304,423
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (Class H) (c)	393,500	519,757
ZTE Corp. (Class H)	1,036,797	2,637,279

		7,427,239

CONSTRUCTION & ENGINEERING — 1.6%
China Communications Construction Co., Ltd. (Class H)	4,145,394	6,202,678
China Machinery Engineering Corp. (Class H)	680,000	733,281
China Railway Construction Corp., Ltd. (Class H)	1,607,875	2,484,646
China Railway Group, Ltd. (Class H)	3,583,000	3,868,367
China Singyes Solar Technologies Holdings, Ltd. (b)	430,000	551,328
China State Construction International Holdings, Ltd. (b)	2,012,000	3,623,004
Concord New Energy Group, Ltd. (a)(b)	5,230,000	398,024
Metallurgical Corp. of China, Ltd. (Class H)	3,205,000	1,393,200
Sinopec Engineering Group Co., Ltd. (Class H)	1,393,000	1,290,123

		20,544,651

CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. (Class H)	1,425,000	4,999,645
BBMG Corp. (Class H)	902,500	913,844
China National Building Material Co., Ltd. (Class H) (b)	3,934,000	3,719,579
China Resources Cement Holdings, Ltd.	1,129,163	630,667
China Shanshui Cement Group, Ltd. (a)(b)(d)	2,108,000	1,710,317
CSG Holding Co., Ltd. (Class B)	388,000	495,476
Dongpeng Holdings Co., Ltd.	755,000	386,628

		12,856,156

CONSUMER FINANCE — 0.1%
China Financial Services Holdings, Ltd.	3,802,000	402,144
Credit China Holdings, Ltd. (b)	2,184,000	459,193

		861,337

CONTAINERS & PACKAGING — 0.1%
AMVIG Holdings, Ltd.	1,470,000	758,460
Greatview Aseptic Packaging Co., Ltd.	677,000	385,981

		1,144,441

DISTRIBUTORS — 0.2%
Hang Fat Ginseng Holdings Co., Ltd. (b)	8,760,000	1,073,453
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	857,000	1,028,062

		2,101,515

DIVERSIFIED CONSUMER SERVICES — 0.5%
Fu Shou Yuan International Group, Ltd.	922,000	512,582
New Oriental Education & Technology Group, Inc. ADR (a)	158,253	3,880,364
TAL Education Group ADR (a)	61,056	2,155,277

		6,548,223

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,458,000	1,387,936

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Asia Satellite Telecommunications Holdings, Ltd.	40,000	159,431
China Communications Services Corp., Ltd. (Class H)	4,445,600	2,247,874
China Telecom Corp., Ltd. (Class H)	14,846,951	8,713,730
China Unicom (Hong Kong), Ltd.	4,875,805	7,672,936
Citic Telecom International Holdings, Ltd.	1,688,000	783,845

		19,577,816

ELECTRICAL EQUIPMENT — 1.0%
Boer Power Holdings, Ltd.	278,000	590,242
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,518,000	1,317,778
Dongfang Electric Corp., Ltd. (Class H)	346,200	645,730
Shanghai Electric Group Co., Ltd. (Class H) (b)	3,164,000	2,583,423
Tech Pro Technology Development, Ltd. (a)(b)	2,271,599	2,297,223
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H)	390,000	788,799
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	562,000	4,211,801

		12,434,996

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
AAC Technologies Holdings, Inc. (b)	729,245	4,120,055
Anxin-China Holdings, Ltd. (a)(b)(d)	3,068,000	152,360
Avic International Holdings, Ltd.	856,030	776,247
Digital China Holdings, Ltd.	1,030,000	1,389,710
Ju Teng International Holdings, Ltd. (b)	1,492,000	717,849
Kingboard Chemical Holdings, Ltd.	860,499	1,489,561
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B)	2,444,400	2,096,763
Sunny Optical Technology Group Co., Ltd. (b)	539,000	1,174,981
Wasion Group Holdings, Ltd.	534,000	823,812

		12,741,338

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)(b)	1,028,000	197,576

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China Oilfield Services, Ltd. (Class H) (b)	1,725,900	$2,751,627
Hilong Holding, Ltd. (b)	735,000	213,317

		3,162,520

FOOD & STAPLES RETAILING — 0.5%
China Resources Enterprise, Ltd.	1,403,854	4,527,072
Sun Art Retail Group, Ltd. (b)	1,983,500	1,785,842
Wumart Stores, Inc. (Class H) (b)	521,000	369,620

		6,682,534

FOOD PRODUCTS — 2.5%
Biostime International Holdings, Ltd. (b)	221,500	648,567
Chia Tai Enterprises International, Ltd. (a)(d)	46,440	47,922
China Agri-Industries Holdings, Ltd. (a)(b)	2,261,600	1,289,417
China Huishan Dairy Holdings Co., Ltd. (b)	3,786,000	864,389
China Huiyuan Juice Group, Ltd. (a)	1,016,000	556,978
China Mengniu Dairy Co., Ltd.	1,212,110	6,042,922
China Milk Products Group, Ltd. (a)(f)	15,000	0
China Modern Dairy Holdings, Ltd. (b)	3,046,000	1,096,199
China Yurun Food Group, Ltd. (a)(b)	1,543,000	587,142
CP Pokphand Co., Ltd. (b)	4,612,000	713,881
Imperial Pacific International Holdings, Ltd. (a)(b)	46,100,800	1,843,426
Shenguan Holdings Group, Ltd. (b)	2,042,000	524,161
Tingyi Cayman Islands Holding Corp.	2,007,844	4,102,424
Uni-President China Holdings, Ltd. (b)	1,600,400	1,476,012
Want Want China Holdings, Ltd. (b)	7,061,933	7,469,523
WH Group, Ltd. (a)(c)	6,305,106	4,294,195
YuanShengTai Dairy Farm, Ltd. (a)(b)	2,589,000	253,806

		31,810,964

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	2,528,000	4,049,991
China Oil and Gas Group, Ltd. (a)	2,996,000	282,111
China Resources Gas Group, Ltd.	954,000	2,830,295

		7,162,397

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Mindray Medical International, Ltd. ADR (b)	107,037	3,050,554
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	2,316,000	1,729,707

		4,780,261

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Jintian Pharmaceutical Group, Ltd. (b)	902,000	482,848
Phoenix Healthcare Group Co., Ltd.	540,000	1,028,100
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	905,600	2,523,165
Sinopharm Group Co., Ltd. (Class H)	1,011,600	4,495,246

		8,529,359

HOTELS, RESTAURANTS & LEISURE — 0.4%
Ajisen China Holdings, Ltd.	516,000	276,219
China Lodging Group, Ltd. ADR (a)	25,562	624,224
China Travel International Investment Hong Kong, Ltd.	3,856,000	1,696,082
Homeinns Hotel Group ADR (a)	21,010	649,629
Jinmao Investments and Jinmao China Investments Holdings, Ltd.	1,034,000	681,549
REXLot Holdings, Ltd. (b)	6,252,210	354,847
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	1,566,187	688,896

		4,971,446

HOUSEHOLD DURABLES — 0.5%
Haier Electronics Group Co., Ltd. (a)	1,292,000	3,483,086
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	370,000	326,925
Skyworth Digital Holdings, Ltd.	2,315,655	2,061,002

		5,871,013

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (d)	2,237,000	507,848
Vinda International Holdings, Ltd. (b)	562,000	1,177,275

		1,685,123

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.3%
Beijing Jingneng Clean Energy Co., Ltd. (Class H) (a)	1,706,000	695,379
CGN Power Co., Ltd. (Class H) (b)(c)	10,163,000	5,322,350
China Datang Corp. Renewable Power Co., Ltd. (a)	2,462,000	384,263
China Longyuan Power Group Corp. (Class H)	3,016,000	3,353,467
China Power International Development, Ltd. (b)	3,326,000	2,535,509
China Resources Power Holdings Co., Ltd.	2,004,112	5,596,742
Datang International Power Generation Co., Ltd. (Class H)	3,866,287	1,979,885
Huadian Fuxin Energy Corp., Ltd. (Class H)	2,344,000	1,121,726
Huadian Power International Corp., Ltd. (Class H)	1,424,000	1,577,824
Huaneng Power International, Inc. (Class H)	3,648,129	5,082,172
Huaneng Renewables Corp., Ltd. (Class H)	3,194,000	1,289,540

		28,938,857

INDUSTRIAL CONGLOMERATES — 1.3%
Beijing Enterprises Holdings, Ltd.	593,500	4,467,011
CITIC, Ltd.	5,140,000	9,215,806
Shanghai Industrial Holdings, Ltd.	720,000	2,442,551

		16,125,368

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

INSURANCE — 7.1%
China Life Insurance Co., Ltd. (Class H)	7,121,040	$31,000,780
China Pacific Insurance Group Co., Ltd. (Class H)	1,827,800	8,770,554
China Taiping Insurance Holdings Co., Ltd. (a)	1,042,691	3,745,728
CNinsure, Inc. ADR (a)(b)	34,322	303,063
New China Life Insurance Co., Ltd. (Class H)	446,400	2,666,003
People’s Insurance Co. Group of China, Ltd. (Class H)	6,309,000	4,036,432
PICC Property & Casualty Co., Ltd. (Class H)	4,566,858	10,403,121
Ping An Insurance Group Co. of China, Ltd. (Class H)	2,207,800	29,816,855

		90,742,536

INTERNET & CATALOG RETAIL — 2.0%
Ctrip.com International, Ltd. ADR (a)	134,968	9,801,376
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	71,680	644,403
JD.com, Inc. ADR (a)	281,089	9,585,135
Qunar Cayman Islands, Ltd. ADR (a)(b)	9,900	424,215
Vipshop Holdings, Ltd. ADS (a)(b)	262,398	5,838,356

		26,293,485

INTERNET SOFTWARE & SERVICES — 16.7%
21Vianet Group, Inc. ADR (a)	56,901	1,167,609
58.com, Inc. ADR (a)	17,422	1,116,053
Alibaba Group Holding, Ltd. ADR (a)	352,096	28,966,938
Autohome, Inc. ADR (a)(b)	15,520	784,381
Baidu, Inc. ADR (a)	257,885	51,339,746
Bitauto Holdings, Ltd. ADR (a)	27,500	1,403,875
NetEase, Inc. ADR	74,850	10,843,145
Phoenix New Media, Ltd. ADR (a)(b)	53,696	425,272
Qihoo 360 Technology Co., Ltd. ADR (a)	80,882	5,474,903
Sina Corp. (a)	71,487	3,829,201
Sohu.com, Inc. (a)(b)	38,777	2,291,333
SouFun Holdings, Ltd. ADR (b)	166,435	1,399,718
Tencent Holdings, Ltd.	5,069,715	101,164,767
Youku Tudou, Inc. ADR (a)	114,759	2,815,038
YY, Inc. ADR (a)	25,758	1,790,696

		214,812,675

IT SERVICES — 0.2%
AGTech Holdings, Ltd. (a)(b)	1,904,000	272,612
Chinasoft International, Ltd. (a)(b)	820,000	447,414
Hi Sun Technology China, Ltd. (a)	2,040,000	568,381
TravelSky Technology, Ltd. (Class H) (b)	1,057,000	1,557,028

		2,845,435

MACHINERY — 1.5%
China Conch Venture Holdings, Ltd.	651,500	1,495,856
China Huarong Energy Co., Ltd. (a)(b)	3,192,000	275,863
China International Marine Containers Group Co., Ltd. (Class H)	748,300	1,924,670
CIMC Enric Holdings, Ltd. (b)	848,000	720,836
CRRC Corp., Ltd. (Class H) (a)(b)	3,499,950	5,372,349
Haitian International Holdings, Ltd.	869,000	2,042,319
Lonking Holdings, Ltd.	3,212,000	642,189
Weichai Power Co., Ltd. (Class H)	720,920	2,403,826
Yangzijiang Shipbuilding Holdings, Ltd. (b)	3,122,200	3,281,035
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Class H) (b)	1,247,600	809,466

		18,968,409

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (Class H) (a)(b)	2,717,675	1,756,267
China Shipping Container Lines Co., Ltd. (a)(b)	4,009,500	1,567,070
China Shipping Development Co., Ltd. (b)	1,611,800	1,220,407
SITC International Holdings Co., Ltd.	983,000	649,201

		5,192,945

MEDIA — 0.3%
Alibaba Pictures Group, Ltd. (a)(b)	6,210,000	2,411,090
Poly Culture Group Corp., Ltd. (Class H) (b)	134,700	536,017
Wisdom Holdings Group (b)	566,000	444,620

		3,391,727

METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	4,608,000	2,324,046
Angang Steel Co., Ltd. (b)	1,465,720	1,011,487
China Hongqiao Group, Ltd. (b)	623,000	586,633
China Metal Recycling Holdings, Ltd. (a)(b)(f)	468,600	0
China Molybdenum Co., Ltd. (Class H)	1,604,000	1,185,535
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	4,900,000	436,115
China Zhongwang Holdings, Ltd. (b)	1,170,800	601,065
Jiangxi Copper Co., Ltd. (Class H)	1,725,000	2,879,246
Maanshan Iron & Steel (a)(b)	2,542,000	875,472
MMG, Ltd. (a)	1,700,000	600,834
North Mining Shares Co., Ltd. (a)	11,080,000	500,222
Shougang Fushan Resources Group, Ltd. (b)	3,762,000	878,320
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	1,277,000	798,892
Zijin Mining Group Co., Ltd. (Class H)	7,638,750	2,689,926

		15,367,793

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (b)	1,018,120	1,363,175
Intime Retail Group Co., Ltd. (b)	968,500	1,284,246

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Parkson Retail Group, Ltd. (b)	2,055,500	$429,525

		3,076,946

OIL, GAS & CONSUMABLE FUELS — 6.4%
China Coal Energy Co., Ltd. (Class H) (b)	4,096,013	2,446,232
China Petroleum & Chemical Corp. (Class H)	23,658,640	20,416,031
China Shenhua Energy Co., Ltd. (Class H)	3,286,700	7,495,451
China Suntien Green Energy Corp., Ltd. (Class H)	1,272,000	272,365
CNOOC, Ltd.	15,388,174	21,834,095
Inner Mongolia Yitai Coal Co., Ltd. (b)	1,258,900	1,232,504
Kunlun Energy Co., Ltd.	3,445,400	3,506,486
Newocean Energy Holdings, Ltd. (b)	1,066,000	495,011
PetroChina Co., Ltd. (Class H)	19,378,930	21,622,272
Sinopec Kantons Holdings, Ltd.	1,462,000	1,140,928
United Energy Group, Ltd. (a)	3,320,000	582,415
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	2,029,900	1,594,584

		82,638,374

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd.	2,624,000	1,672,038
Nine Dragons Paper Holdings, Ltd.	2,114,000	1,848,801

		3,520,839

PERSONAL PRODUCTS — 0.8%
Hengan International Group Co., Ltd.	856,500	10,175,187

PHARMACEUTICALS — 1.8%
China Animal Healthcare, Ltd. (a)(b)(d)	763,600	512,183
China Medical System Holdings, Ltd.	1,108,300	1,552,539
China Pharmaceutical Group, Ltd.	2,214,000	2,187,569
China Shineway Pharmaceutical Group, Ltd.	429,000	640,798
Consun Pharmaceutical Group, Ltd.	849,000	611,079
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Class H)	282,000	1,040,329
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	5,408,400	1,011,561
Luye Pharma Group, Ltd. (a)	1,523,500	1,631,083
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	276,000	531,882
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H) (b)	294,000	1,090,286
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H)	676,000	807,445
Sihuan Pharmaceutical Holdings Group, Ltd. (d)	4,950,000	2,815,783
Sino Biopharmaceutical, Ltd.	3,376,000	3,919,227
SSY Group, Ltd. (b)(d)	2,428,000	883,188
Tong Ren Tang Technologies Co., Ltd. (Class H) (b)	543,000	918,944
WuXi PharmaTech Cayman, Inc. ADR (a)	85,766	3,624,471

		23,778,367

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.6%
Agile Property Holdings, Ltd. (b)	2,034,747	1,370,050
Beijing Capital Land, Ltd. (Class H)	1,180,000	907,160
Carnival Group International Holdings, Ltd. (a)(b)	10,130,000	1,568,000
China Overseas Land & Investment, Ltd.	4,281,862	15,105,859
China Resources Land, Ltd.	2,572,555	8,345,610
China South City Holdings, Ltd. (b)	3,076,000	1,063,351
China Vanke Co., Ltd. (Class H) (b)	1,479,064	3,640,162
Colour Life Services Group Co., Ltd. (b)	417,000	535,736
Country Garden Holdings Co., Ltd.	7,750,500	3,409,098
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (b)(c)	558,900	4,494,962
E-House China Holdings, Ltd. ADR (b)	78,406	526,888
Evergrande Real Estate Group, Ltd. (b)	4,557,000	2,721,544
First Sponsor Group, Ltd. (b)	897,400	853,080
Franshion Properties China, Ltd. (a)	2,282,000	815,363
Greentown China Holdings, Ltd. (b)	536,000	684,472
Guangzhou R&F Properties Co., Ltd. (Class H) (a)(b)	1,264,624	1,551,306
Hopson Development Holdings, Ltd. (a)(b)	528,000	532,594
Hydoo International Holding Ltd.	1,538,000	267,822
Jiangsu Future Land Co., Ltd. (Class B)	547,200	1,150,762
Kaisa Group Holdings, Ltd. (a)(d)	1,436,000	288,958
KWG Property Holding, Ltd.	1,037,092	874,884
Longfor Properties Co., Ltd.	1,169,000	1,860,737
Poly Property Group Co., Ltd. (b)	1,835,000	887,611
Redco Properties Group, Ltd. (c)	330,000	225,603
Renhe Commercial Holdings Co., Ltd. (a)(b)	12,489,000	1,031,010
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (Class B)	399,200	1,274,246
Shenzhen Investment, Ltd.	2,501,432	1,226,105
Shimao Property Holdings, Ltd.	1,509,441	2,978,948
Shui On Land, Ltd. (b)	4,309,000	1,222,798
Sino-Ocean Land Holdings, Ltd.	4,879,212	3,688,100
Soho China, Ltd.	1,325,000	863,103
Sunac China Holdings, Ltd. (b)	1,632,300	1,787,570
Yanlord Land Group, Ltd. (b)	936,200	785,671
Yuexiu Property Co., Ltd.	8,966,000	1,954,523
Yuzhou Properties Co. (b)	3,571,840	916,855

		71,410,541

ROAD & RAIL — 0.3%
CAR, Inc. (a)(b)	1,153,000	2,453,967
Dazhong Transportation Group Co., Ltd. (Class B)	248,000	325,128
Guangshen Railway Co., Ltd. (b)	2,614,000	1,439,756

		4,218,851

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
China Jinhai International Group, Ltd. (a)(g)	2,947,000	$376,332
China Jinhai International Group, Ltd. (a)(g)	423,000	44,741
GCL Poly Energy Holdings, Ltd. (a)(b)	10,091,000	2,329,929
Hanergy Thin Film Power Group, Ltd. (b)(f)	18,721,376	4,721,065
JinkoSolar Holding Co., Ltd. ADR (a)(b)	19,519	576,201
Semiconductor Manufacturing International Corp. (a)	28,888,000	3,167,319
Shunfeng International Clean Energy, Ltd. (a)	820,000	454,818
Trina Solar, Ltd. ADR (a)(b)	78,091	908,979
Xinyi Solar Holdings, Ltd. (b)	3,386,000	1,406,366
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	117,852	144,958

		14,130,708

SOFTWARE — 0.6%
Boyaa Interactive International, Ltd. (b)	401,000	300,005
Cheetah Mobile, Inc. ADR (a)	20,803	597,254
Kingdee International Software Group Co., Ltd. (b)	1,470,000	876,022
Kingsoft Corp., Ltd. (b)	720,000	2,428,620
NetDragon Websoft, Inc. (b)	272,000	1,040,277
Perfect World Co., Ltd. ADR (a)	47,276	937,010
Shanda Games, Ltd. ADR (a)	121,055	832,858
Shanghai Baosight Software Co., Ltd. (Class B)	75,300	319,423
V1 Group, Ltd. (a)(b)	2,294,000	230,804

		7,562,273

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (a)(b)	876,000	557,066
China Harmony New Energy Auto Holdings, Ltd.	443,000	494,283
GOME Electrical Appliances Holding, Ltd. (b)	9,994,279	2,204,464
Hengdeli Holdings, Ltd. (b)	3,720,895	743,934
Zhongsheng Group Holdings, Ltd. (b)	754,500	530,409

		4,530,156

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Coolpad Group, Ltd.	3,396,000	1,178,353
Lenovo Group, Ltd. (b)	6,228,000	8,627,964
TCL Communication Technology Holdings, Ltd.	512,000	478,810

		10,285,127

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Anta Sports Products, Ltd.	868,000	2,104,907
Belle International Holdings, Ltd.	4,865,000	5,603,892
Bosideng International Holdings, Ltd. (b)	4,638,000	604,237
China Dongxiang Group Co., Ltd. (b)	6,170,000	1,631,528
Cosmo Lady China Holdings Co., Ltd. (b)(c)	430,000	423,757
Lao Feng Xiang Co., Ltd. (Class B)	85,900	470,217
Li Ning Co., Ltd. (a)(b)	1,823,207	832,520
Shenzhou International Group Holdings, Ltd.	565,000	2,747,548

		14,418,606

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Citic Resources Holdings, Ltd. (a)(b)	2,544,000	702,241

TRANSPORTATION INFRASTRUCTURE — 2.2%
Anhui Expressway Co., Ltd. (Class H)	1,178,000	1,253,587
Beijing Capital International Airport Co., Ltd.	1,935,939	2,232,465
China Merchants Holdings International Co., Ltd.	1,723,828	7,393,345
Cosco International Holdings, Ltd.	2,458,000	1,569,432
COSCO Pacific, Ltd.	2,585,308	3,508,193
Dalian Port PDA Co., Ltd. (Class H) (b)	778,000	351,239
HNA Infrastructure Co., Ltd.	480,000	544,234
Jiangsu Expressway Co., Ltd. (Class H)	2,018,795	2,650,913
Qingdao Port International Co., Ltd. (Class H) (c)	1,245,000	733,907
Shenzhen Expressway Co., Ltd. (Class H)	1,124,000	896,004
Shenzhen International Holdings Ltd.	944,795	1,650,105
Sichuan Expressway Co., Ltd. (Class H)	1,164,000	513,493
Xiamen International Port Co., Ltd. (Class H)	1,425,000	575,327
Yuexiu Transport Infrastructure, Ltd. (b)	1,754,000	1,262,465
Zhejiang Expressway Co., Ltd. (Class H)	2,014,000	2,795,292

		27,930,001

WATER UTILITIES — 0.8%
Beijing Enterprises Water Group, Ltd.	5,056,000	4,147,817
CT Environmental Group, Ltd.	631,100	840,105
Guangdong Investment, Ltd.	3,370,000	4,720,795
Kangda International Environmental Co., Ltd. (a)(c)	1,094,000	498,135
SIIC Environment Holdings, Ltd. (a)	3,315,100	480,093

		10,686,945

WIRELESS TELECOMMUNICATION SERVICES — 5.2%
China Mobile, Ltd.	5,196,004	66,520,486

TOTAL COMMON STOCKS —
(Cost $1,121,576,660)		1,272,650,429

SHORT TERM INVESTMENTS — 9.3%
UNITED STATES — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	116,121,443	116,121,443

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (i)(j)	3,075,936	$3,075,936

TOTAL SHORT TERM INVESTMENTS —
(Cost $119,197,379)		119,197,379

TOTAL INVESTMENTS — 108.4%
(Cost $1,240,774,039)		1,391,847,808
OTHER ASSETS & LIABILITIES — (8.4)%		(108,372,851)

NET ASSETS — 100.0%		$1,283,474,957

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.7% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF JUNE 30, 2015

PERCENT OF
COUNTRY	NET ASSETS

China	75.0%
Hong Kong	24.1
United States Short Term Investments	9.3
Other Assets & Liabilities	(8.4)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.0%
BRAZIL — 7.6%
Ambev SA ADR	244,824	$1,493,426
B2W Cia Digital (a)	4,100	26,912
Banco Bradesco SA Preference Shares ADR	184,589	1,690,835
Banco do Brasil SA	45,315	354,188
Banco Pan SA Preference Shares	21,381	10,806
Banco Santander Brasil SA	1,182	6,438
BB Seguridade Participacoes SA	30,051	329,880
BM&FBovespa SA	96,162	362,805
BR Malls Participacoes SA	35,413	165,984
Bradespar SA Preference Shares	25,034	84,779
Brasil Brokers Participacoes SA	9,710	6,720
Braskem SA Preference Shares ADR (b)	9,682	83,846
BRF — Brasil Foods SA ADR	27,555	576,175
CCR SA	27,010	129,642
Centrais Eletricas Brasileiras SA ADR (a)(b)	31,021	58,319
Cia Hering	2,450	9,583
Cielo SA	21,452	302,610
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	12,259	290,170
Companhia de Saneamento Basico do Estado de Sao Paulo	39,412	209,341
Companhia Energetica de Minas Gerais ADR	69,201	263,656
Companhia Energetica de Sao Paulo Preference Shares (Class B)	3,065	19,349
Companhia Siderurgica Nacional SA ADR (b)	79,312	130,865
Cosan Logistica SA	9,901	7,426
Cosan SA Industria e Comercio	9,901	80,160
CPFL Energia SA	7,100	43,998
Cyrela Brazil Realty SA	27,883	88,862
Duratex SA	20,481	47,866
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	1,900	10,881
Embraer SA	42,593	324,411
Estacio Participacoes SA	11,994	69,499
Eternit SA	11,400	10,349
Fibria Celulose SA ADR (b)	15,260	207,689
GAEC Educacao SA	1,568	10,979
Gafisa SA (a)	6,753	5,196
Gerdau SA ADR (b)	59,064	142,344
Hypermarcas SA (a)	2,586	18,839
Itau Unibanco Holding SA Preference Shares ADR	155,792	1,705,922
Itausa — Investimentos Itau SA Preference Shares	229,822	659,192
Itausa — Investimentos Itau SA	21,217	61,198
JBS SA	19,677	103,630
Kepler Weber SA	1,200	10,391
Klabin SA	8,123	49,919
Kroton Educacional SA	59,430	227,473
Log-in Logistica Intermodal SA (a)	9,700	10,429
Lojas Americanas SA Preference Shares	39,919	222,829
Lojas Renner SA	16,738	608,870
Magnesita Refratarios SA (a)	14,521	13,089
Marcopolo SA Preference Shares	22,300	16,655
Metalurgica Gerdau SA Preference Shares	31,078	63,729
Mills Estruturas e Servicos de Engenharia SA (a)	4,900	10,647
MMX Mineracao e Metalicos SA (a)	63,973	10,503
MRV Engenharia e Participacoes SA	5,408	13,597
Natura Cosmeticos SA	15,240	135,111
Oi SA, ADR (a)(c)	573	1,129
Oi SA, ADR (a)(b)(c)	18,012	34,403
PDG Realty SA Empreendimentos e Participacoes (a)	131,374	15,225
Petroleo Brasileiro SA ADR (a)(b)	67,759	613,219
Petroleo Brasileiro SA Preference Shares ADR (a)	118,654	968,217
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,710	4,624
Prumo Logistica SA (a)	16,936	4,307
Qualicorp SA	4,730	30,012
Raia Drogasil SA	3,300	42,578
Restoque Comercio e Confeccoes de Roupas SA	6,364	13,337
Rodobens Negocios Imobiliarios SA	5,400	9,231
Rossi Residencial SA (a)	21,400	8,818
Rumo Logistica Operadora Multimodal SA (a)	36,217	14,807
Souza Cruz SA	50,307	395,635
Suzano Papel e Celulose SA Preference Shares	4,800	25,558
T4F Entretenimento SA (a)	8,736	10,265
Telefonica Brasil SA ADR	8,803	122,626
Telefonica Brasil SA Preference Shares	35,745	501,240
Tereos Internacional SA (a)	43,064	9,427
Tim Participacoes SA ADR	12,282	200,933
Totvs SA	3,000	37,664
Tractebel Energia SA ADR	13,866	152,613
Ultrapar Participacoes SA	14,559	307,921
Usinas Siderurgicas de Minas Gerais SA ADR (b)	42,535	57,848
Vale SA ADR (b)	71,048	418,473
Vale SA Preference Shares ADR	122,649	619,377
Weg SA	64,340	394,565

		16,612,064

CHILE — 1.5%
Antarchile SA	17,733	197,009
Empresa Nacional de Electricidad SA ADR	9,132	378,521
Empresas COPEC SA	40,813	433,274
Empresas Iansa SA	438,241	17,090
Enersis SA ADR	35,056	554,936
Enjoy SA	201,451	14,805
Latam Airlines Group SA ADR (a)(b)	27,127	190,974
Multiexport Foods SA	183,286	25,940
Parque Arauco SA	253,249	481,210
SACI Falabella	101,619	709,727
Sociedad Quimica y Minera de Chile SA Preference Shares	1,209	19,559
Tech Pack SA (a)	10,851	4,246
Vina Concha y Toro SA ADR	5,990	210,848

		3,238,139

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

CHINA — 22.5%
21Vianet Group, Inc. ADR (a)	700	$14,364
500.com, Ltd., ADR (a)(b)	400	9,924
58.com, Inc. ADR (a)	500	32,030
Agricultural Bank of China, Ltd. (Class H) (a)	1,033,000	555,638
Air China, Ltd.	187,744	212,141
Alibaba Group Holding, Ltd. ADR (a)	16,806	1,382,630
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	340,000	171,479
Angang Steel Co., Ltd. (b)	70,640	48,748
Anhui Conch Cement Co., Ltd. (Class H)	149,135	523,244
Anhui Expressway Co., Ltd. (Class H)	8,000	8,513
Anta Sports Products, Ltd.	19,000	46,075
Anton Oilfield Services Group (a)(b)	42,000	8,072
Autohome, Inc. ADR (a)(b)	1,500	75,810
Avic International Holdings, Ltd.	66,000	59,849
BAIC Motor Corp., Ltd. (Class H) (a)(b)(d)	9,000	10,831
Baidu, Inc. ADR (a)	14,972	2,980,626
BAIOO Family Interactive, Ltd. (d)	142,000	15,935
Bank of China, Ltd. (Class H)	3,184,900	2,070,531
Bank of Communications Co., Ltd. (Class H)	934,864	974,350
BBMG Corp. (Class H)	17,000	17,214
Beijing Jingneng Clean Energy Co., Ltd. (Class H) (a)	48,000	19,565
Bitauto Holdings, Ltd. ADR (a)	900	45,945
BOE Technology Group Co., Ltd. (Class B) (a)	40,300	19,753
Boer Power Holdings, Ltd.	7,000	14,862
Bona Film Group, Ltd. ADR (a)	800	9,760
Boyaa Interactive International, Ltd.	22,000	16,459
Brilliance China Automotive Holdings, Ltd.	150,000	234,116
BYD Co., Ltd. (b)	24,500	147,110
BYD Electronic International Co., Ltd. (a)	24,000	32,505
CAR, Inc. (a)(b)	35,000	74,492
CGN Power Co., Ltd. (Class H) (d)	450,000	235,664
Changyou.com, Ltd. ADR (a)	300	8,949
Chanjet Information Technology Co., Ltd. (Class H)	3,600	12,584
Cheetah Mobile, Inc. ADR (a)	500	14,355
China Aircraft Leasing Group Holdings, Ltd.	6,500	8,569
China Aoyuan Property Group, Ltd.	42,000	9,210
China Automation Group, Ltd. (a)	53,000	8,751
China Child Care Corp., Ltd.	67,000	11,581
China Cinda Asset Management Co., Ltd. (Class H) (a)	558,000	310,938
China CITIC Bank Corp., Ltd. (Class H) (a)	380,000	302,920
China Coal Energy Co., Ltd. (Class H) (b)	340,000	203,056
China Communications Construction Co., Ltd. (Class H)	288,241	431,290
China Communications Services Corp., Ltd. (Class H)	64,000	32,361
China Conch Venture Holdings, Ltd.	26,000	59,696
China Construction Bank Corp. (Class H)	3,996,280	3,649,594
China COSCO Holdings Co., Ltd. (Class H) (a)(b)	238,425	154,080
China Datang Corp. Renewable Power Co., Ltd. (a)	90,000	14,047
China Distance Education Holdings, Ltd. ADR	600	9,624
China Eastern Airlines Corp., Ltd. (Class H) (a)	56,000	46,880
China Fangda Group Co., Ltd. (Class B)	110,100	115,318
China Galaxy Securities Co., Ltd. (Class H) (a)	22,000	28,662
China Harmony New Energy Auto Holdings, Ltd.	11,000	12,273
China Hongqiao Group, Ltd.	16,500	15,537
China Huiyuan Juice Group, Ltd. (a)	25,000	13,705
China International Marine Containers Group Co., Ltd. (Class H)	9,700	24,949
China Lesso Group Holdings, Ltd.	33,000	26,860
China Life Insurance Co., Ltd. (Class H)	410,260	1,786,028
China Lodging Group, Ltd. ADR (a)	900	21,978
China Longyuan Power Group Corp. (Class H)	109,000	121,196
China Machinery Engineering Corp. (Class H)	19,000	20,489
China Merchants Bank Co., Ltd. (Class H)	295,423	861,208
China Ming Yang Wind Power Group, Ltd. ADS (a)(b)	6,100	17,080
China Minsheng Banking Corp., Ltd. (Class H)	243,900	319,640
China Molybdenum Co., Ltd. (Class H)	33,000	24,391
China National Accord Medicines Corp., Ltd.	2,300	14,246
China National Building Material Co., Ltd. (Class H)	68,000	64,294
China Oilfield Services, Ltd. (Class H) (b)	203,723	324,798
China Pacific Insurance Group Co., Ltd. (Class H)	74,600	357,962
China Petroleum & Chemical Corp. (Class H)	1,479,200	1,276,464
China Railway Construction Corp., Ltd. (Class H)	148,490	229,461
China Railway Group, Ltd. (Class H)	273,487	295,269
China Sanjiang Fine Chemicals Co., Ltd. (a)	29,000	10,062
China Shenhua Energy Co., Ltd. (Class H)	256,556	585,086
China Shipping Container Lines Co., Ltd. (a)(b)	435,117	170,061
China Shipping Development Co., Ltd. (b)	136,000	102,975
China Southern Airlines Co., Ltd. (Class H) (a)	68,000	80,345
China Telecom Corp., Ltd. (Class H)	1,201,615	705,232
China Vanke Co., Ltd. (Class H) (b)	47,800	117,642
ChinaCache International Holdings, Ltd. ADR (a)	900	11,268

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Chinasoft International, Ltd. (a)	54,000	$29,464
Chongqing Changan Automobile Co., Ltd. (Class B)	52,200	133,521
Chongqing Machinery & Electric Co., Ltd.	50,000	10,513
CIFI Holdings Group Co., Ltd.	36,000	9,427
CITIC Securities Co., Ltd. (Class H) (b)	18,000	64,895
CNinsure, Inc. ADR (a)	1,900	16,777
Cogobuy Group (a)(d)	20,000	27,552
Coland Holdings, Ltd.	11,938	24,956
Colour Life Services Group Co., Ltd.	25,000	32,118
Comtec Solar Systems Group, Ltd. (a)	120,000	18,884
Coolpad Group, Ltd.	164,000	56,905
Country Garden Holdings Co., Ltd.	263,466	115,887
Credit China Holdings, Ltd.	64,000	13,456
CRRC Corp., Ltd. (Class H) (a)	174,000	267,086
CSG Holding Co., Ltd. (Class B)	7,800	9,961
Ctrip.com International, Ltd. ADR (a)(b)	9,307	675,874
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (d)	28,300	227,603
Daqo New Energy Corp. ADR (a)	600	14,130
Datang International Power Generation Co., Ltd. (Class H)	408,000	208,933
Dongfang Electric Corp., Ltd. (Class H)	13,600	25,367
Dongfeng Motor Group Co., Ltd. (Class H)	340,000	456,108
Dongpeng Holdings Co., Ltd.	21,000	10,754
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	2,600	23,374
E-House China Holdings, Ltd. ADR (b)	1,800	12,096
Fantasia Holdings Group Co., Ltd.	51,000	8,815
Goodbaby International Holdings, Ltd. (a)	23,000	9,612
Great Wall Motor Co., Ltd. (Class H) (e)	54,250	265,912
Guangdong Electric Power Development Co. Ltd. (e)	79,700	93,763
Guangshen Railway Co., Ltd. (b)	272,000	149,814
Guangzhou Automobile Group Co., Ltd. (Class H)	156,636	145,068
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Class H)	6,000	22,135
Guangzhou R&F Properties Co., Ltd. (Class H) (a)(b)	122,400	150,147
Guodian Technology & Environment Group Co., Ltd. (Class H) (a)	29,000	4,377
Haichang Holdings, Ltd. (a)(d)	42,000	9,210
Haitian International Holdings, Ltd.	5,000	11,751
Haitong Securities Co., Ltd. (Class H) (b)	122,400	323,661
Hangzhou Steam Turbine Co. (e)	17,400	35,603
Harbin Electric Co., Ltd. (Class H)	68,000	53,330
Hengan International Group Co., Ltd.	29,000	344,519
Hi Sun Technology China, Ltd. (a)	93,000	25,911
HNA Infrastructure Co., Ltd.	21,000	23,810
Homeinns Hotel Group ADR (a)	600	18,552
Honworld Group, Ltd. (d)	13,000	9,072
Huadian Fuxin Energy Corp., Ltd. (Class H)	30,000	14,357
Huadian Power International Corp., Ltd. (Class H)	237,308	262,943
Huaneng Power International, Inc. (Class H)	340,000	473,651
Huaneng Renewables Corp., Ltd. (Class H)	132,000	53,293
Huangshan Tourism Development Co., Ltd. (Class B)	31,020	60,086
Industrial & Commercial Bank of China, Ltd. (Class H)	3,909,590	3,106,471
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	25,265	36,281
Intime Retail Group Co., Ltd. (b)	43,500	57,682
JA Solar Holdings Co., Ltd. ADR (a)(b)	1,100	9,405
JD.com, Inc. ADR (a)	12,390	422,499
Jiangnan Group, Ltd.	46,000	13,232
Jiangsu Expressway Co., Ltd. (Class H)	206,000	270,502
Jiangsu Future Land Co., Ltd. (Class B)	52,489	110,384
Jiangxi Copper Co., Ltd. (Class H)	70,000	116,839
JinkoSolar Holding Co., Ltd. ADR (a)(b)	700	20,664
Jintian Pharmaceutical Group, Ltd.	25,000	13,383
Jumei International Holding, Ltd. ADR (a)	400	9,136
Kama Co., Ltd. (Class B) (a)	6,900	7,583
Kingsoft Corp., Ltd. (b)	31,000	104,566
Konka Group Co., Ltd. (a)(e)	315,000	624,511
Lao Feng Xiang Co., Ltd. (Class B)	8,901	48,724
Lifetech Scientific Corp. (a)	66,000	18,900
Livzon Pharmaceutical Group, Inc. (Class H)	3,400	23,836
Luye Pharma Group, Ltd. (a)	30,000	32,118
Maanshan Iron & Steel (a)(b)	204,000	70,258
Metallurgical Corp. of China, Ltd. (Class H)	84,000	36,514
Mindray Medical International, Ltd. ADR (b)	2,814	80,199
MOBI Development Co., Ltd.	96,000	22,537
Momo, Inc. ADR (a)	800	12,880
NetEase, Inc. ADR	4,937	715,198
New China Life Insurance Co., Ltd. (Class H)	19,000	113,472
New Oriental Education & Technology Group, Inc. ADR (a)	5,566	136,478
Nine Dragons Paper Holdings, Ltd.	102,000	89,204
Noah Holdings, Ltd. ADS (a)(b)	600	18,138
NQ Mobile, Inc. ADR (a)(b)	1,800	9,504
Ourgame International Holdings, Ltd.	21,000	17,580
Ozner Water International Holding, Ltd. (a)(d)	42,000	15,007
Parkson Retail Group, Ltd. (b)	84,634	17,685
People’s Insurance Co. Group of China, Ltd. (Class H)	245,000	156,748
PetroChina Co., Ltd. (Class H)	1,210,970	1,351,154
PICC Property & Casualty Co., Ltd. (Class H)	363,506	828,052
Ping An Insurance Group Co. of China, Ltd. (Class H)	108,000	1,458,565
Poly Culture Group Corp., Ltd. (Class H)	2,800	11,142

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Ports Design, Ltd. (a)	15,500	$8,857
PW Medtech Group, Ltd. (a)	24,000	9,071
Qihoo 360 Technology Co., Ltd. ADR (a)	3,794	256,816
Qunar Cayman Islands, Ltd. ADR (a)	1,500	64,275
ReneSola, Ltd. ADR (a)	8,300	11,371
Renhe Commercial Holdings Co., Ltd. (a)(b)	741,000	61,172
REXLot Holdings, Ltd. (b)	175,000	9,932
Semiconductor Manufacturing International Corp. (a)	1,240,000	135,955
Shandong Airlines Co., Ltd. (Class B)	2,700	8,634
Shandong Chenming Paper Holdings, Ltd. (Class B)	14,400	10,736
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	8,000	15,417
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	96,000	71,698
Shanghai Baosight Software Co., Ltd. (Class B)	2,500	10,605
Shanghai Electric Group Co., Ltd. (Class H) (b)	290,077	236,849
Shanghai Fudan Microelectronics Group Co., Ltd. (Class H) (a)	16,000	17,543
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H)	8,000	9,556
Shanghai Greencourt Investment Group Co., Ltd. (Class B) (a)	121,448	88,050
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	28,000	12,316
Shanghai Jinjiang International Industrial Investment Co., Ltd.	37,258	64,419
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	2,100	9,208
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. (Class B)	69,220	139,548
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (Class B)	17,300	55,222
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	13,700	38,171
Shanghai Prime Machinery Co., Ltd. (Class H)	48,000	12,507
Shenzhen Expressway Co., Ltd. (Class H)	226,482	180,542
Shenzhou International Group Holdings, Ltd.	15,000	72,944
Shunfeng International Clean Energy, Ltd. (a)	50,000	27,733
Sihuan Pharmaceutical Holdings Group, Ltd. (e)	32,000	18,203
Sina Corp. (a)	3,911	209,493
Sinofert Holdings, Ltd.	42,000	9,643
Sinopec Oilfield Service Corp. (Class H) (a)	60,000	29,100
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)(b)	344,600	187,134
Sinopharm Group Co., Ltd. (Class H)	35,200	156,418
Sinosoft Technology Group, Ltd.	28,000	20,515
Soho China, Ltd.	23,000	14,982
SouFun Holdings, Ltd. ADR (b)	8,300	69,803
SPT Energy Group, Inc. (a)(b)	20,000	3,637
Sunny Optical Technology Group Co., Ltd. (b)	30,000	65,398
Synertone Communication Corp.	160,000	10,010
Tencent Holdings, Ltd.	275,467	5,496,868
Tian Ge Interactive Holdings, Ltd. (d)	27,000	16,264
Tingyi Cayman Islands Holding Corp.	204,000	416,813
Tong Ren Tang Technologies Co., Ltd. (Class H) (b)	10,000	16,923
TravelSky Technology, Ltd. (Class H) (b)	160,841	236,929
Trigiant Group, Ltd.	32,000	9,906
Trina Solar, Ltd. ADR (a)	3,600	41,904
Vipshop Holdings, Ltd. ADS (a)(b)	13,711	305,070
Want Want China Holdings, Ltd. (b)	376,000	397,701
Weiqiao Textile Co.	85,500	60,327
Wisdom Holdings Group	31,000	24,352
WuXi PharmaTech Cayman, Inc. ADR (a)	2,076	87,732
Xiamen International Port Co., Ltd. (Class H)	36,000	14,535
Xinchen China Power Holdings, Ltd. (a)	37,000	14,461
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H)	4,400	8,899
Xinyi Solar Holdings, Ltd.	130,000	53,995
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (Class H) (d)	9,000	11,888
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	204,000	160,252
Yestar International Holdings Co., Ltd.	22,500	10,100
Yingli Green Energy Holding Co., Ltd. ADR (a)	9,900	12,177
Youku Tudou, Inc. ADR (a)	5,115	125,471
YY, Inc. ADR (a)	1,200	83,424
Zhaojin Mining Industry Co., Ltd. (Class H)	14,500	9,071
Zhejiang Expressway Co., Ltd. (Class H)	237,862	330,136
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	31,500	236,071
Zijin Mining Group Co., Ltd. (Class H)	375,000	132,053
ZTE Corp. (Class H)	107,127	272,497

		49,392,565

COLOMBIA — 0.6%
Almacenes Exito SA	6,925	60,523
Banco Davivienda SA Preference Shares	11,644	119,772
Banco de Bogota SA	3,737	86,252
BanColombia SA	10,820	111,130
BanColombia SA ADR (b)	3,898	167,614
Bolsa de Valores de Colombia	7,062,484	47,543
Celsia SA ESP	7,578	12,345
Cementos Argos SA	7,698	27,391
Cementos Argos SA Preference Shares	9,194	31,371
Constructora Conconcreto SA	23,003	10,176
Corp Financiera Colombiana SA	3,471	48,735
Ecopetrol SA	104,129	69,297
Empresa de Telecomunicaciones de Bogota	205,120	40,951
Grupo Argos SA	3,114	20,364
Grupo Argos SA/Colombia Preference Shares	11,782	74,419

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Grupo Aval Acciones y Valores SA	309,666	$151,283
Grupo de Inversiones Suramericana SA	4,242	60,409
Grupo de Inversiones Suramericana SA Preference Shares	4,233	59,271
Grupo Nutresa SA	3,914	34,479
Interbolsa SA/Colombia (a)(e)	52,588	0
Interconexion Electrica SA ESP	15,780	44,616
Isagen SA ESP	69,569	74,397

		1,352,338

CZECH REPUBLIC — 0.3%
CEZ AS	14,208	329,858
Komercni Banka AS	1,500	332,488
Unipetrol (a)	10,128	65,801

		728,147

EGYPT — 0.4%
Commercial International Bank Egypt SAE	108,018	799,158
Egyptian Financial Group-Hermes Holding Co. (a)	51,611	93,346
Egyptian Kuwait Holding Co.	51,360	31,843
Global Telecom Holding GDR (a)	875	1,505
Global Telecom Holding SAE (a)	54,616	18,110
Global Telecom Holding SAE GDR (a)	28,292	48,662
Orascom Telecom Media & Technology Holding SAE (a)	47,453	5,535

		998,159

GREECE — 0.2%
Alpha Bank AE (a)	192,041	56,522
Diana Shipping, Inc. (a)	2,424	17,089
DryShips, Inc. (a)	12,370	7,437
Eurobank Ergasias SA (a)	422,880	55,660
FF Group	984	22,124
Hellenic Telecommunications Organization SA	7,661	58,364
JUMBO SA	3,100	21,370
National Bank of Greece SA (a)	47,488	52,087
OPAP SA	9,458	68,627
Piraeus Bank SA (a)	49,588	18,130
Public Power Corp. SA (a)	3,552	15,543
Titan Cement Co. SA	1,516	30,141

		423,094

HONG KONG — 8.0%
AAC Technologies Holdings, Inc. (b)	66,992	378,488
Agile Property Holdings, Ltd. (b)	236,999	159,578
AGTech Holdings, Ltd. (a)	56,000	8,018
Alibaba Pictures Group, Ltd. (a)	290,000	112,595
AMVIG Holdings, Ltd.	44,000	22,702
Asian Citrus Holdings, Ltd. (a)	46,000	10,206
AVIC International Holding HK, Ltd. (a)	168,000	25,354
AviChina Industry & Technology Co., Ltd. (Class H) (b)	108,000	105,596
Baoxin Auto Group, Ltd. (a)	15,000	9,539
Beijing Capital International Airport Co., Ltd.	204,000	235,246
Beijing Capital Land, Ltd. (Class H)	38,000	29,214
Beijing Enterprises Holdings, Ltd.	13,500	101,609
Beijing Enterprises Water Group, Ltd.	126,000	103,367
Belle International Holdings, Ltd.	184,000	211,946
Biostime International Holdings, Ltd. (b)	5,000	14,640
Bosideng International Holdings, Ltd.	72,000	9,380
C.banner International Holdings, Ltd.	12,000	5,093
Carnival Group International Holdings, Ltd. (a)	240,000	37,149
CGN Meiya Power Holdings Co., Ltd. (a)(d)	24,000	9,194
CGN Mining Co., Ltd. (a)	80,000	8,668
Chailease Holding Co., Ltd.	35,200	84,878
Chaowei Power Holdings, Ltd. (a)	31,000	20,193
Chia Tai Enterprises International, Ltd. (a)(e)	2,300	2,373
Chiho-Tiande Group, Ltd. (a)	14,000	18,059
China Aerospace International Holdings, Ltd.	76,000	17,842
China Agri-Industries Holdings, Ltd. (a)	60,000	34,208
China All Access Holdings, Ltd.	28,000	11,919
China Animation Characters Co., Ltd. (a)	10,000	14,653
China Dongxiang Group Co., Ltd.	38,000	10,048
China Electronics Corp. Holdings Co., Ltd.	46,000	23,971
China Energine International Holdings, Ltd.	112,000	14,302
China Everbright International, Ltd.	82,000	147,023
China Everbright, Ltd.	34,000	117,974
China Fiber Optic Network System Group, Ltd. (a)	64,000	21,877
China Financial International Investments, Ltd. (a)	160,000	24,353
China Financial Leasing Group, Ltd. (a)	80,000	8,462
China Financial Services Holdings, Ltd.	104,000	11,000
China Foods, Ltd. (a)	16,000	9,803
China Gas Holdings, Ltd.	112,000	179,430
China High Speed Transmission Equipment Group Co., Ltd. (a)	39,000	33,856
China Huarong Energy Co., Ltd. (a)	188,500	16,291
China Huishan Dairy Holdings Co., Ltd.	46,000	10,502
China Jinhai International Group, Ltd. (a)	168,000	21,454
China Medical System Holdings, Ltd.	75,000	105,062
China Mengniu Dairy Co., Ltd.	96,310	480,149
China Merchants China Direct Investments, Ltd.	4,000	9,556
China Merchants Holdings International Co., Ltd.	79,682	341,749
China Mobile, Ltd.	293,366	3,755,742
China Modern Dairy Holdings, Ltd. (b)	104,000	37,428
China National Culture Group, Ltd. (a)	520,000	10,330
China National Materials Co., Ltd. (Class H)	42,000	13,652
China Ocean Shipbuilding Industry Group, Ltd. (a)	295,000	13,508
China Oil and Gas Group, Ltd. (a)	132,000	12,429
China Overseas Grand Oceans Group, Ltd. (b)	29,000	14,701
China Overseas Land & Investment, Ltd.	275,200	970,870
China Power International Development, Ltd. (b)	340,000	259,192

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China Power New Energy Development Co., Ltd.	120,000	$8,978
China Precious Metal Resources Holdings Co., Ltd. (a)	178,000	15,843
China Public Procurement, Ltd. (a)	372,000	12,236
China Rare Earth Holdings, Ltd. (a)	58,000	10,100
China Resources Enterprise, Ltd.	68,000	219,283
China Resources Gas Group, Ltd.	8,000	23,734
China Resources Land, Ltd.	172,222	558,704
China Resources Power Holdings Co., Ltd.	141,600	395,436
China Singyes Solar Technologies Holdings, Ltd. (b)	8,000	10,257
China South City Holdings, Ltd. (b)	78,000	26,964
China State Construction International Holdings, Ltd.	54,000	97,238
China Taiping Insurance Holdings Co., Ltd. (a)	40,635	145,976
China Travel International Investment Hong Kong, Ltd.	350,000	153,949
China Unicom (Hong Kong), Ltd.	277,668	436,959
China Vanguard Group, Ltd. (a)	70,000	11,828
China Yurun Food Group, Ltd. (a)(b)	12,000	4,566
China ZhengTong Auto Services Holdings, Ltd.	16,000	10,422
CIMC Enric Holdings, Ltd.	10,000	8,500
Citic Resources Holdings, Ltd. (a)	74,000	20,427
Citic Telecom International Holdings, Ltd.	36,000	16,717
CITIC, Ltd.	200,000	358,592
Citychamp Watch & Jewellery Group, Ltd.	70,000	10,925
CNOOC, Ltd.	1,031,603	1,463,729
Comba Telecom Systems Holdings, Ltd.	45,602	12,176
Concord New Energy Group, Ltd. (a)	120,000	9,132
COSCO Pacific, Ltd.	150,413	204,106
CP Pokphand Co., Ltd.	230,000	35,601
Digital China Holdings, Ltd.	44,000	59,366
Evergrande Real Estate Group, Ltd.	193,000	115,264
Far East Horizon, Ltd.	11,000	10,471
Feiyu Technology International Co., Ltd. (a)(d)	27,000	11,702
First Shanghai Investments, Ltd.	40,000	10,422
Fufeng Group, Ltd.	27,000	20,026
GCL Poly Energy Holdings, Ltd. (a)(b)	380,000	87,739
Geely Automobile Holdings, Ltd.	130,000	69,422
Global Bio-Chem Technology Group Co., Ltd. (a)	162,000	7,732
Golden Meditech Holdings, Ltd.	44,000	8,173
Goldpac Group, Ltd.	15,000	9,578
GOME Electrical Appliances Holding, Ltd. (b)	512,000	112,933
Greatview Aseptic Packaging Co., Ltd.	10,000	5,701
Greentown China Holdings, Ltd. (b)	28,500	36,395
Guangdong Investment, Ltd.	274,000	383,827
Guotai Junan International Holdings, Ltd.	93,000	60,580
Haier Electronics Group Co., Ltd. (a)	28,000	75,485
Hanergy Thin Film Power Group, Ltd. (b)(f)	856,000	215,862
Hang Fat Ginseng Holdings Co., Ltd.	200,000	24,508
Hengdeli Holdings, Ltd.	897,600	179,461
Honghua Group, Ltd. (a)(b)	14,000	1,517
Hopson Development Holdings, Ltd. (a)(b)	26,000	26,226
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	243,600	45,562
Hua Hong Semiconductor, Ltd. (a)(d)	7,000	9,300
Huabao International Holdings, Ltd.	62,000	37,348
Imperial Pacific International Holdings, Ltd. (a)(b)	1,410,000	56,381
Joy City Property, Ltd.	156,000	40,647
Ju Teng International Holdings, Ltd.	46,500	22,373
Kingboard Chemical Holdings, Ltd.	65,340	113,106
Kingboard Laminates Holdings, Ltd.	37,500	17,849
Kingdee International Software Group Co., Ltd.	82,000	48,867
Kunlun Energy Co., Ltd.	340,000	346,028
KWG Property Holding, Ltd.	66,412	56,025
Lee & Man Paper Manufacturing, Ltd.	32,000	20,391
Lenovo Group, Ltd. (b)	476,000	659,427
Li Ning Co., Ltd. (a)	96,333	43,988
Lianhua Supermarket Holdings Co., Ltd. (a)	13,000	8,904
Minth Group, Ltd.	18,000	40,260
National Agricultural Holdings, Ltd. (a)	30,000	16,911
NetDragon Websoft, Inc. (b)	12,500	47,807
Newocean Energy Holdings, Ltd. (b)	22,000	10,216
Newtree Group Holdings, Ltd. (a)	14,000	9,824
Pacific Online, Ltd.	20,000	8,771
Poly Property Group Co., Ltd. (b)	46,000	22,251
Pou Sheng International Holdings, Ltd. (a)	85,000	9,868
Real Nutriceutical Group, Ltd.	55,000	16,459
Shanghai Industrial Urban Development Group, Ltd. (a)	36,000	9,705
Shenwan Hongyuan HK, Ltd.	10,000	7,727
Shenzhen International Holdings Ltd.	31,966	55,829
Shenzhen Investment, Ltd.	91,016	44,613
Shimao Property Holdings, Ltd.	102,000	201,302
Shougang Concord International Enterprises Co., Ltd. (a)	174,000	12,344
Silver Grant International Industries, Ltd.	54,000	9,334
SIM Technology Group, Ltd. (a)	206,000	15,412
Sino Biopharmaceutical, Ltd.	132,000	153,240
Sino-Ocean Land Holdings, Ltd.	261,980	198,026
SinoMedia Holding, Ltd.	16,000	9,267
Sinotrans, Ltd. (Class H)	308,300	205,598
SITC International Holdings Co., Ltd.	25,000	16,511
Skyworth Digital Holdings, Ltd.	65,411	58,218
Solargiga Energy Holdings, Ltd. (a)	445,000	19,803
SSY Group, Ltd. (e)	26,000	9,458
Sun Art Retail Group, Ltd. (b)	56,000	50,420
Sunac China Holdings, Ltd.	68,000	74,468
Suncorp Technologies, Ltd. (a)	600,000	40,245
Tack Fiori International Group, Ltd. (a)	68,000	19,911
TCL Multimedia Technology Holdings, Ltd.	24,000	16,222
Tiangong International Co., Ltd.	54,000	8,707
Tianneng Power International, Ltd. (a)	32,000	15,272

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Tibet 5100 Water Resources Holdings, Ltd. (b)	23,000	$8,248
Uni-President China Holdings, Ltd.	28,000	25,824
United Laboratories International Holdings, Ltd. (a)	12,000	8,684
V1 Group, Ltd. (a)(b)	214,200	21,551
Vision Values Holdings, Ltd. (a)	60,000	15,092
Wanda Hotel Development Co., Ltd. (a)	40,000	8,255
Wasion Group Holdings, Ltd.	24,000	37,025
West China Cement, Ltd.	86,000	16,640
WH Group, Ltd. (a)(d)	176,000	119,868
Yingde Gases Group Co., Ltd.	22,500	15,498
Yip’s Chemical Holdings, Ltd.	10,000	5,456
Yuexiu Property Co., Ltd.	476,000	103,765
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	905

		17,638,195

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	4,754	243,281
OTP Bank PLC (b)	19,204	380,067
Richter Gedeon NyRt	16,445	247,004

		870,352

INDIA — 10.7%
Adani Enterprises, Ltd.	985	1,405
Adani Power, Ltd. (a)	1,831	840
Adani Transmissions, Ltd. (a)(e)	985	312
AIA Engineering, Ltd.	646	10,218
Alok Industries, Ltd. (a)	243,660	24,680
Amtek Auto, Ltd.	8,002	20,005
Anant Raj, Ltd.	54,968	35,952
Apollo Hospitals Enterprise, Ltd.	4,907	101,403
Ashok Leyland, Ltd.	29,507	33,617
Aurobindo Pharma, Ltd.	8,003	182,480
Axis Bank, Ltd. (a)	55,830	490,047
Bajaj Hindusthan Sugar, Ltd. (a)	83,917	17,724
Balrampur Chini Mills, Ltd. (a)	41,800	26,584
BF Investment, Ltd. (a)	9,847	21,857
Bharat Forge, Ltd.	1,195	19,953
Bharat Heavy Electricals, Ltd.	63,801	248,371
Bharti Airtel, Ltd.	104,200	687,331
Bharti Infratel, Ltd.	8,084	56,745
Biocon, Ltd.	2,217	16,053
Bosch, Ltd.	80	27,453
Britannia Industries, Ltd.	4,097	177,761
Cipla, Ltd.	43,552	420,884
Coal India, Ltd.	27,942	184,839
Core Education & Technologies, Ltd. (a)	10,138	1,035
DCB Bank, Ltd. (a)	115,604	236,545
Dewan Housing Finance Corp., Ltd.	14,373	95,011
Dr. Reddy’s Laboratories, Ltd. ADR	12,652	699,909
Educomp Solutions, Ltd. (a)	16,034	2,505
Eicher Motors, Ltd.	128	39,370
Era Infra Engineering, Ltd. (a)	2,773	163
Fortis Healthcare, Ltd. (a)	22,756	64,162
GAIL India, Ltd.	47,917	295,117
Gammon India, Ltd. (a)	39,432	11,301
Gateway Distriparks, Ltd.	13,615	73,302
Gitanjali Gems Ltd. (a)	1,782	1,115
Glenmark Pharmaceuticals, Ltd.	775	12,099
Godrej Consumer Products, Ltd.	2,658	51,641
Godrej Industries, Ltd.	23,430	130,874
Grasim Industries, Ltd. GDR	28	1,478
Gruh Finance Ltd.	38,290	157,477
GTL Infrastructure Ltd. (a)	276,182	10,626
GTL, Ltd. (a)	1,829	317
Gujarat NRE Coke, Ltd. (a)	13,647	782
Gujarat Pipavav Port, Ltd. (a)	2,857	9,776
GVK Power & Infrastructure, Ltd. (a)	120,615	17,615
HCL Technologies, Ltd.	25,239	364,535
HDFC Bank, Ltd. (a)	73,553	1,232,602
Hero Motocorp, Ltd.	13,945	552,610
Hindalco Industries, Ltd.	44,391	78,005
Hindustan Construction Co. (a)	14,997	5,852
Hindustan Unilever, Ltd.	59,919	862,559
Housing Development & Infrastructure, Ltd. (a)	12,674	18,320
Housing Development Finance Corp., Ltd.	94,678	1,927,533
ICICI Bank, Ltd. ADR	93,497	974,239
Idea Cellular, Ltd.	19,115	52,875
IDFC, Ltd.	18	42
IIFL Holdings, Ltd.	120,158	327,472
Indiabulls Real Estate, Ltd. (a)	18,208	16,312
Indian Hotels Co., Ltd. (a)	59,902	85,930
Infosys, Ltd. ADR (b)	112,236	1,778,941
IRB Infrastructure Developers, Ltd.	3,948	14,473
ITC, Ltd.	6,817	33,737
ITC, Ltd. GDR	34,512	170,800
IVRCL Infrastructures & Projects, Ltd. (a)	15,377	2,729
Jain Irrigation Systems, Ltd.	10,446	10,966
Jaiprakash Associates, Ltd. (a)	56,183	9,837
Jet Airways India, Ltd. (a)	12,388	54,810
Jindal Steel & Power, Ltd.	5,163	6,948
Kotak Mahindra Bank, Ltd.	12,818	278,944
Lanco Infratech, Ltd. (a)	31,344	2,018
Larsen & Toubro, Ltd. GDR	20,991	584,599
LIC Housing Finance, Ltd.	13,778	97,558
Lupin, Ltd.	2,518	74,577
Magma Fincorp, Ltd.	7,497	10,637
Mahanagar Telephone Nigam, Ltd. (a)	49,297	12,347
Mahindra & Mahindra Financial Services, Ltd.	12,422	54,678
Mahindra & Mahindra, Ltd. GDR	23,975	486,692
Marico, Ltd.	2,780	19,630
Marksans Pharma, Ltd.	10,750	10,762
Maruti Suzuki India, Ltd.	10,515	664,346
Mindtree, Ltd.	1,299	25,984
Monnet Ispat, Ltd.	5,514	2,966
MRF, Ltd.	124	66,656
Mundra Port and Special Economic Zone, Ltd.	1,391	6,726
NCC, Ltd.	17,235	21,287
NTPC, Ltd.	87,536	189,217
Oil & Natural Gas Corp., Ltd.	124,677	606,156
OnMobile Global, Ltd.	3,835	4,980
Opto Circuits India, Ltd. (a)	4,940	1,614
Page Industries, Ltd.	156	37,029
PTC India, Ltd.	40,084	43,244
Punj Lloyd, Ltd. (a)	10,167	3,920

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

RattanIndia Infrastructure, Ltd. (a)	49,697	$1,600
REI Agro, Ltd. (a)	1,020,048	9,611
Reliance Capital, Ltd.	5,513	31,396
Reliance Communications, Ltd. (a)	67,828	66,145
Reliance Industries, Ltd. GDR (d)	49,168	1,526,912
Reliance Infrastructure, Ltd.	16,208	98,869
Rolta India, Ltd.	5,163	8,177
Ruchi Soya Industries Ltd.	29,470	18,141
SE Investments Ltd.	20,959	96,320
Sharda Cropchem, Ltd. (a)	1,911	10,004
Shree Renuka Sugars, Ltd. (a)	66,661	10,677
Shriram Transport Finance Co., Ltd.	5,727	76,754
Siemens, Ltd.	14,778	313,023
Sintex Industries, Ltd.	37,241	58,745
SKS Microfinance, Ltd. (a)	2,523	18,491
State Bank of India GDR	6,348	262,490
Strides Arcolab, Ltd.	1,657	28,905
Sun Pharma Advanced Research Co., Ltd. (a)	1,979	12,215
Sun Pharmaceutical Industries, Ltd.	52,133	716,010
Sun TV Network, Ltd.	4,907	21,769
Suzlon Energy, Ltd. (a)	280,619	97,829
Symphony, Ltd.	425	14,143
Tata Communications, Ltd.	11,022	76,694
Tata Consultancy Services, Ltd.	30,046	1,203,609
Tata Motors, Ltd. ADR	17,281	595,676
Tata Power Co., Ltd.	159,034	185,182
Tata Steel, Ltd.	23,489	112,355
Tech Mahindra, Ltd.	21,132	158,556
Ultratech Cement, Ltd.	238	11,188
Unitech, Ltd. (a)	102,816	12,836
United Breweries, Ltd.	3,450	50,615
United Spirits, Ltd. (a)	3,087	163,902
UPL, Ltd.	6,394	53,779
Vedanta, Ltd.	22,740	62,189
Videocon Industries, Ltd.	17,766	43,536
VST Industries Ltd.	1,284	32,879
Welspun India, Ltd.	1,219	12,306
Wipro, Ltd. ADR (b)	37,934	454,070
Wockhardt, Ltd.	1,509	33,556
Zee Entertainment Enterprises, Ltd.	27,052	156,288

		23,524,870

INDONESIA — 2.7%
Alam Sutera Realty Tbk PT	435,900	18,799
Astra International Tbk PT	1,450,488	769,713
Bank Central Asia Tbk PT	1,086,587	1,100,238
Bank Danamon Indonesia Tbk PT	291,418	93,988
Bank Mandiri Persero Tbk PT	723,249	545,183
Bank Negara Indonesia Persero Tbk PT	117,500	46,709
Bank Rakyat Indonesia Persero Tbk PT	877,465	681,175
Barito Pacific Tbk PT (a)	576,900	10,471
Bekasi Fajar Industrial Estate Tbk PT	271,500	8,146
Bumi Resources Tbk PT (a)	1,008,600	4,539
Bumi Serpong Damai Tbk PT	231,500	28,997
Charoen Pokphand Indonesia Tbk PT	252,400	52,061
Ciputra Development Tbk PT	355,700	33,749
Citra Marga Nusaphala Persada Tbk PT	82,213	13,659
Garuda Indonesia Tbk PT (a)	773,800	25,827
Global Mediacom Tbk PT	37,500	3,291
Indocement Tunggal Prakarsa Tbk PT	30,800	48,224
Indofood Sukses Makmur Tbk PT	636,851	314,067
Indosat Tbk PT (a)	153,400	46,023
Japfa Comfeed Indonesia Tbk PT (a)	66,500	2,669
Kalbe Farma Tbk PT	3,452,067	433,693
Kawasan Industri Jababeka Tbk PT (a)	290,227	5,703
Lippo Cikarang Tbk PT (a)	11,100	7,576
Lippo Karawaci Tbk PT	747,800	66,184
Matahari Putra Prima Tbk PT	37,700	8,342
Mayora Indah Tbk PT	21,367	41,668
Medco Energi Internasional Tbk PT	399,300	81,762
Media Nusantara Citra Tbk PT	49,200	7,159
Modernland Realty Tbk PT	467,200	18,397
Pakuwon Jati Tbk PT	329,100	10,614
Perusahaan Gas Negara Persero Tbk PT	875,700	283,416
Semen Indonesia Persero Tbk PT	49,500	44,553
Sigmagold Inti Perkasa Tbk PT (a)	750,300	25,268
Summarecon Agung Tbk PT	254,900	31,259
Telekomunikasi Indonesia Persero Tbk PT	2,216,900	487,194
Tiga Pilar Sejahtera Food Tbk	359,500	50,423
Unilever Indonesia Tbk PT	36,700	108,731
United Tractors Tbk PT	184,415	281,827
XL Axiata Tbk PT (a)	38,000	10,503

		5,851,800

MALAYSIA — 2.9%
Aeon Co. M Bhd	472,090	387,882
Aeon Credit Service M Bhd	6,500	23,154
AirAsia Bhd	73,400	29,959
Alliance Financial Group Bhd	281,500	327,534
Axiata Group Bhd	81,800	138,754
Berjaya Sports Toto Bhd	134,396	116,835
Bintulu Port Holdings Bhd (e)	94	172
British American Tobacco Malaysia Bhd	2,800	46,011
Bursa Malaysia Bhd	57,693	124,469
CapitaMalls Malaysia Trust	91,800	32,603
Carlsberg Brewery Malay Bhd	164,576	545,243
CIMB Group Holdings Bhd	54,678	79,271
Dialog Group Bhd	988,267	416,471
Digi.Com Bhd	362,200	514,549
Felda Global Ventures Holdings Bhd	27,700	11,967
Genting Bhd	218,900	467,621
Genting Malaysia Bhd	34,500	38,404
Guan Chong Bhd (a)	63,200	13,233
Hap Seng Plantations Holdings Bhd	8,900	5,897
IHH Healthcare Bhd (a)	49,600	74,407
IOI Corp. Bhd	346,460	372,814
IOI Properties Group Bhd	250,350	122,753
Iskandar Waterfront City Bhd (a)	25,500	7,164
KLCC Property Holdings Bhd	36,500	67,331
KNM Group Bhd (a)	297,321	48,857
KPJ Healthcare Bhd	25,120	28,096
Lingkaran Trans Kota Holdings Bhd	23,600	26,584
Magnum Bhd	208,260	146,273
Malayan Banking Bhd	155,669	377,104
Malaysian Resources Corp. Bhd	385,800	120,658
MPHB Capital Bhd (a)	104,130	46,918
Naim Holdings Bhd	87	52
OSK Holdings Bhd	404,006	227,006
Pavilion Real Estate Investment Trust	87,400	34,515
POS Malaysia Bhd	68,500	77,705
Public Bank Bhd	50,800	252,048
SapuraKencana Petroleum Bhd	36,400	22,768

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sime Darby Bhd	62,834	$141,889
SP Setia Bhd	21,930	18,018
Sunway Real Estate Investment Trust	90,800	37,061
TA Enterprise Bhd	356,800	64,305
TA Global Bhd	286,256	23,899
Telekom Malaysia Bhd	45,427	78,742
Tenaga Nasional Bhd	48,800	163,486
UEM Edgenta Bhd	46,500	42,519
UEM Sunrise Bhd	288,788	74,627
UMW Holdings Bhd	20,500	55,094
Unisem M Bhd	22,400	13,833
United Plantations Bhd	4,500	31,845
WCT Holdings Bhd	467,044	175,776

		6,294,176

MALTA — 0.0% (g)
Tiso Blackstar Group SE	135	149

MEXICO — 4.9%
Alfa SAB de CV (Class A)	284,989	545,434
America Movil SAB de CV (Series L)	2,253,230	2,406,792
Axtel SAB de CV (a)(b)	110,955	34,438
Cemex SAB de CV (a)	746,163	685,262
Coca-Cola FEMSA SAB de CV (Series L)	42,365	336,908
Consorcio ARA SAB de CV (a)	110,245	42,087
Corporacion GEO SAB de CV (a)(b)(e)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)(e)	19,859	694
Empresas ICA SAB de CV (a)(b)	45,201	34,512
Fibra Uno Administracion SA de CV REIT	94,425	224,528
Fomento Economico Mexicano SAB de CV	144,241	1,286,716
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	34,825	495,409
Grupo Bimbo SAB de CV (a)	201,601	522,419
Grupo Elektra SA de CV (b)	3,426	76,544
Grupo Financiero Banorte SAB de CV	106,151	583,434
Grupo Financiero Inbursa SAB de CV	85,092	193,171
Grupo Mexico SAB de CV (Series B)	210,025	634,198
Grupo Televisa SAB	128,789	1,002,280
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	114,771	224,851
Industrias CH SAB, Series B (a)(b)	29,491	112,001
Industrias Penoles SAB de CV	10,230	166,874
Kimberly-Clark de Mexico SAB de CV (Class A)	178,308	385,466
Sare Holding SAB de CV (Class B) (a)(b)	131,095	2,356
TV Azteca SAB de CV	253,623	60,777
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	44,913	0
Wal-Mart de Mexico SAB de CV	336,846	820,720

		10,877,871

MONACO — 0.0% (g)
GasLog, Ltd.	1,130	22,544

MOROCCO — 0.3%
Banque Marocaine du Commerce Exterieur	16,675	376,855
Banque Marocaine pour le Commerce et l’Industrie SA	1,357	87,165
Douja Promotion Groupe Addoha SA	12,108	35,403
Holcim Maroc SA	791	182,830

		682,253

PANAMA — 0.1%
Avianca Holding SA Preference Shares (a)	103,559	133,452

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	21,964	227,986
Credicorp, Ltd.	4,914	682,653
Southern Copper Corp. (b)	17,353	510,352
Volcan Compania Minera SAA (Class B)	333,414	73,448

		1,494,439

PHILIPPINES — 1.6%
Alliance Global Group, Inc.	137,400	66,125
Ayala Land, Inc.	882,880	730,349
Bank of the Philippine Islands	318,287	667,069
BDO Unibank, Inc.	225,414	541,913
Bloomberry Resorts Corp.	48,200	9,204
Cebu Air, Inc.	95,730	180,462
Cebu Holdings, Inc.	485,900	55,605
East West Banking Corp. (a)	55,000	23,713
Filinvest Land, Inc.	4,060,000	167,478
First Philippine Holdings Corp.	26,840	48,364
Global Ferronickel Holdings, Inc. (a)	313,000	11,246
GMA Holdings, Inc.	235,400	33,673
GT Capital Holdings, Inc.	630	19,086
JG Summit Holdings, Inc.	31,900	50,726
Megawide Construction Corp. (a)	306,288	40,485
Megaworld Corp.	442,300	46,692
Nickel Asia Corp.	18,400	9,467
Philippine Long Distance Telephone Co.	6,765	421,593
Puregold Price Club, Inc.	21,900	17,971
San Miguel Corp.	9,430	12,444
SM Investments Corp.	7,250	143,907
SM Prime Holdings, Inc.	205,290	90,967
Top Frontier Investment Holding Ltd. (a)	1,091	1,971
Universal Robina Corp.	15,370	66,130
Vista Land & Lifescapes, Inc.	70,400	9,914

		3,466,554

POLAND — 1.1%
Asseco Poland SA	5,702	87,799
Bank Pekao SA	10,402	497,711
Bank Zachodni WBK SA (a)	1,536	139,371
Bioton SA (a)	2,386	3,978
Eurocash SA	536	5,323
Getin Holding SA (a)	20,415	9,011
Getin Noble Bank SA (a)	56,817	20,697
Globe Trade Centre SA (a)	12,755	20,349
Grupa Lotos SA (a)	11,051	88,152
KGHM Polska Miedz SA	11,140	315,607
LPP SA	29	51,259
mBank SA (a)	1,684	184,770
Orange Polska SA	68,202	147,977
Orbis SA	5,338	75,935

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

PGE Polska Grupa Energetyczna SA	38,810	$190,289
Polimex- Mostostal SA (a)	53,173	1,272
Polski Koncern Naftowy Orlen SA	5,199	102,061
Powszechna Kasa Oszczednosci Bank Polski SA	30,835	255,148
Powszechny Zaklad Ubezpieczen SA	1,983	228,122

		2,424,831

QATAR — 0.7%
Aamal Co.	3,555	14,654
Industries Qatar QSC	2,944	116,426
Mannai Corp. QSC	1,933	59,191
Masraf Al Rayan QSC	20,973	267,832
Mazaya Qatar Real Estate Development QSC	10,847	55,765
Medicare Group	1,566	80,467
National Leasing	16,857	98,700
Ooredoo QSC	5,380	128,544
Qatar Insurance Co. SAQ	860	22,792
Qatar National Bank SAQ	9,978	528,598
Qatari Investors Group QSC	5,780	85,718
Vodafone Qatar QSC (a)	20,872	94,293

		1,552,980

RUSSIA — 3.9%
Eurasia Drilling Co., Ltd. GDR	1,008	16,602
Evraz PLC (a)	12,854	24,906
Gazprom OAO ADR	302,521	1,557,983
LSR Group PJSC GDR	7,760	15,675
Lukoil OAO ADR	28,211	1,241,425
Magnit PJSC GDR	8,465	471,162
Mail.ru Group, Ltd. GDR (a)	2,285	47,642
Mechel ADR (a)	18,167	22,345
MMC Norilsk Nickel OJSC ADR	36,112	609,209
Mobile Telesystems OJSC (a)	13,800	60,176
Mobile Telesystems OJSC ADR	55,807	545,792
NOVATEK OAO GDR	5,409	550,636
Novolipetsk Steel OJSC GDR	1,951	25,948
Novorossiysk Commercial Sea Port PJSC GDR	3,600	9,000
Polymetal International PLC	7,083	57,758
Rosneft OAO GDR	94,842	390,749
Rostelecom OJSC ADR	5,466	51,927
Sberbank of Russia ADR (c)	84,836	450,479
Sberbank of Russia ADR (c)	10,900	56,898
Severstal PAO GDR	32,410	342,898
Sistema JSFC GDR	8,609	76,190
Surgutneftegas OAO ADR	121,867	718,406
Tatneft OAO ADR	16,960	542,381
TMK OAO GDR	2,949	12,681
Uralkali PJSC GDR (a)	5,026	64,484
VimpelCom, Ltd. ADR	22,810	113,366
VTB Bank OJSC GDR (a)	121,690	332,214
X5 Retail Group NV GDR (a)	2,389	39,777
Yandex NV (Class A) (a)	6,579	100,132

		8,548,841

SOUTH AFRICA — 8.1%
Adcock Ingram Holdings, Ltd. (a)	7,212	29,976
Adcorp Holdings, Ltd.	33,380	89,378
African Bank Investments, Ltd. (a)(e)	183,473	0
African Rainbow Minerals, Ltd.	7,118	48,516
Allied Electronics Corp., Ltd.	39,680	37,595
Anglo American Platinum, Ltd. (a)	1,940	43,829
AngloGold Ashanti, Ltd. (a)	17,139	154,830
Aquarius Platinum, Ltd. (a)	70,328	7,576
ArcelorMittal South Africa, Ltd. (a)	13,307	13,320
Aspen Pharmacare Holdings, Ltd.	20,450	606,538
Aveng, Ltd. (a)	38,410	18,196
Barclays Africa Group, Ltd.	23,088	348,058
Barloworld, Ltd.	16,431	130,633
Bidvest Group, Ltd.	24,086	611,489
Business Connexion Group, Ltd.	141,404	74,443
Coronation Fund Managers, Ltd.	42,351	287,545
Discovery, Ltd.	23,665	246,579
FirstRand, Ltd.	182,178	800,291
Foschini Group, Ltd.	18,211	238,557
Gold Fields, Ltd.	38,213	122,657
Grindrod, Ltd.	64,642	71,631
Group Five, Ltd.	18,365	43,031
Harmony Gold Mining Co., Ltd. (a)	15,471	19,871
Impala Platinum Holdings, Ltd. (a)	27,473	122,905
Imperial Holdings, Ltd.	12,686	193,879
Investec, Ltd.	14,000	126,358
Invicta Holdings, Ltd.	37,325	215,258
Kumba Iron Ore, Ltd. (b)	2,726	33,904
Lewis Group, Ltd. (b)	16,602	134,851
Massmart Holdings, Ltd.	10,809	133,134
MMI Holdings, Ltd.	61,450	152,641
MTN Group, Ltd.	80,940	1,525,408
Murray & Roberts Holdings, Ltd.	46,013	48,713
Naspers, Ltd. (Class N)	21,254	3,318,270
Nedbank Group, Ltd. (b)	24,878	495,603
Netcare, Ltd.	144,563	455,922
Northam Platinum, Ltd. (a)	19,333	64,126
PPC, Ltd. (b)	14,076	20,469
PSG Group, Ltd.	19,715	332,894
Rand Merchant Insurance Holdings, Ltd.	76,253	266,809
Remgro, Ltd.	29,659	625,398
RMB Holdings, Ltd.	62,153	340,266
Sanlam, Ltd.	124,421	680,035
Sappi, Ltd. (a)	19,516	69,380
Sasol, Ltd.	23,972	888,748
Shoprite Holdings, Ltd.	32,766	468,365
Sibanye Gold, Ltd.	43,323	69,672
Standard Bank Group, Ltd.	62,966	830,901
Steinhoff International Holdings, Ltd. (b)	137,243	870,535
Sun International, Ltd.	11,429	104,048
Telkom SA SOC, Ltd.	18,497	97,729
Tiger Brands, Ltd.	13,505	315,424
Trans Hex Group, Ltd.	1,589	419
Truworths International, Ltd. (b)	35,007	247,171
Wilson Bayly Holmes-Ovcon, Ltd.	15,908	129,752
Woolworths Holdings, Ltd.	56,356	457,803
Zambezi Platinum RF, Ltd. Preference Shares (a)	4,963	18,809

		17,900,138

SPAIN — 0.0% (g)
Cemex Latam Holdings SA (a)	2,954	14,500

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

TAIWAN — 13.3%
Acer, Inc. (a)	188,701	$91,432
Adlink Technology, Inc.	32,101	108,202
Advanced Semiconductor Engineering, Inc.	448,184	607,175
Advancetek Enterprise Co. Ltd.	167,000	127,735
AGV Products Corp. (a)	341,000	80,789
Airmate Cayman International Co., Ltd.	11,000	10,375
APCB, Inc.	66,000	36,364
Asustek Computer, Inc.	37,340	363,664
AU Optronics Corp. ADR (b)	70,462	314,261
Audix Corp.	51,600	64,219
Bank of Kaohsiung	100,714	30,389
Basso Industry Corp.	199,000	273,142
Biostar Microtech International Corp.	133,000	35,778
C Sun Manufacturing Ltd.	64,000	37,751
Carnival Industrial Corp.	135,000	31,065
Catcher Technology Co., Ltd.	39,000	487,903
Cathay Financial Holding Co., Ltd. (a)	344,541	601,882
Cathay No. 1 REIT	91,000	53,825
Center Laboratories, Inc. (a)	37,204	84,164
Champion Building Materials Co. Ltd.	94,000	23,276
Chang Hwa Commercial Bank, Ltd.	479,861	275,277
Chang Wah Electromaterials, Inc.	8,257	25,905
Charoen Pokphand Enterprise	285,600	240,665
Cheng Loong Corp.	39,000	15,484
Cheng Shin Rubber Industry Co., Ltd.	24,850	55,008
China Airlines, Ltd. (a)	130,000	55,405
China Chemical & Pharmaceutical Co., Ltd.	103,000	64,428
China Development Financial Holding Corp.	818,945	310,543
China Steel Chemical Corp.	42,595	191,891
China Steel Corp.	528,451	422,185
Chipbond Technology Corp.	22,000	47,559
Chlitina Holding, Ltd.	2,000	13,256
Chong Hong Construction Co., Ltd.	7,350	16,675
Chung Hwa Pulp Corp. (a)	147,000	44,356
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	40,000	39,152
Chunghwa Telecom Co., Ltd.	169,457	540,426
CMC Magnetics Corp. (a)	207,000	24,555
Compal Electronics, Inc.	341,774	260,309
Coxon Precise Industrial Co. Ltd.	10,000	22,136
CTBC Financial Holding Co., Ltd.	798,462	628,843
Da-Li Construction Co. Ltd. (a)	73,363	91,185
Delta Electronics, Inc.	128,025	655,592
Dimerco Express Taiwan Corp.	181,000	111,165
Eclat Textile Co., Ltd.	8,486	139,167
Elan Microelectronics Corp.	2,000	2,787
Elite Semiconductor Memory Technology, Inc.	107,750	135,497
Epistar Corp.	41,180	55,054
Etron Technology, Inc. (a)	12,445	7,280
Eva Airways Corp. (a)	85,782	58,523
Excelsior Medical Co., Ltd.	27,000	41,741
Far Eastern New Century Corp.	364,559	386,364
Feng TAY Enterprise Co., Ltd.	2,000	11,603
Flytech Technology Co. Ltd.	8,436	33,630
Formosa Chemicals & Fibre Corp.	179,243	431,050
Formosa Plastics Corp.	279,714	658,161
Founding Construction & Development Co. Ltd.	257,932	166,774
Foxconn Technology Co., Ltd.	87,348	317,068
Fubon Financial Holding Co., Ltd.	432,903	861,471
Fullerton Technology Co. Ltd.	33,000	28,664
Fwusow Industry Co. Ltd.	129,300	62,440
Giant Manufacturing Co., Ltd.	28,302	239,408
Grape King, Inc.	49,664	317,095
Great Wall Enterprise Co. (e)	35,300	24,884
HannStar Display Corp.	96,500	16,733
Hermes Microvision, Inc.	2,000	130,289
Himax Technologies, Inc. ADR (b)	3,414	27,414
Hiwin Technologies Corp.	8,911	58,628
Hocheng Corp.	195,000	55,869
Hon Hai Precision Industry Co., Ltd.	597,243	1,877,605
Hong TAI Electric Industrial	125,000	39,905
Hotai Motor Co., Ltd.	33,433	473,520
HTC Corp. (a)	61,198	142,808
Hua Nan Financial Holdings Co., Ltd.	488,712	281,147
Hung Sheng Construction Co., Ltd. (a)	71,000	42,801
Ibase Technology, Inc.	97,948	198,090
Innolux Corp.	263,820	137,662
Inotera Memories, Inc. (a)	25,000	19,932
Janfusun Fancyworld Corp. (a)	394,112	51,987
KEE TAI Properties Co., Ltd.	69,000	40,589
Kenda Rubber Industrial Co., Ltd.	4,451	6,924
Kerry TJ Logistics Co., Ltd.	60,000	69,325
Kindom Construction Co.	45,000	30,919
Kung Long Batteries Industrial Co. Ltd.	9,000	44,337
Kuoyang Construction Co., Ltd.	46,225	20,675
Kwong Fong Industries	35,000	18,206
Largan Precision Co., Ltd.	3,000	342,738
Leofoo Development Co., Ltd. (a)	127,000	48,570
Lite-On Technology Corp.	178,404	209,312
Long Bon International Co., Ltd.	11,000	8,093
Long Chen Paper Co. Ltd.	828,401	340,978
MediaTek, Inc.	60,329	825,126
Medigen Biotechnology Corp. (a)	5,248	16,601
Mega Financial Holding Co., Ltd.	364,921	328,795
Merida Industry Co., Ltd.	2,100	13,612
Merry Electronics Co., Ltd.	13,356	30,950
Mosel Vitelic, Inc. (a)	3,758	381
Namchow Chemical Industrial Ltd.	59,000	129,074
Nan Ya Plastics Corp.	274,486	644,081
Nanya Technology Corp. (a)	3,603	6,037
National Petroleum Co., Ltd.	340,003	406,622
Neo Solar Power Corp.	18,870	14,647
New Era Electronics Co. Ltd.	27,000	21,702
Newmax Technology Co., Ltd. (a)	28,185	17,539
Nexcom International Co. Ltd.	77,638	84,169
Novatek Microelectronics Corp.	34,225	165,277
Pacific Hospital Supply Co. Ltd.	24,000	47,837
Pan Jit International, Inc. (a)	9,000	3,252
Pegatron Corp.	61,686	180,533
Phytohealth Corp. (a)	9,000	5,513
Pihsiang Machinery Manufacturing Co. Ltd. (a)	27,000	53,642
Portwell, Inc.	28,000	45,556
Pou Chen Corp.	229,462	327,224
Powertech Technology, Inc. (a)	73,285	158,662
Precision Silicon Corp. (a)	909	354

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Promate Electronic Co., Ltd.	63,000	$74,221
ProMOS Technologies, Inc. (a)(f)	130,950	0
Quanta Computer, Inc.	237,664	562,300
Sampo Corp.	229,000	99,454
Sesoda Corp.	83,475	106,459
Shih Wei Navigation Co., Ltd.	112,402	57,741
Shin Kong Financial Holding Co., Ltd.	290,437	88,672
Siliconware Precision Industries Co., Ltd.	172,578	264,283
Sinbon Electronics Co., Ltd.	77,000	143,496
Sinon Corp.	126,000	63,093
SinoPac Financial Holdings Co., Ltd.	719,230	318,187
Sinphar Pharmaceutical Co., Ltd.	81,120	79,925
Solar Applied Materials Technology Corp.	177,250	132,703
Solartech Energy Corp. (a)	10,041	5,874
Stark Technology, Inc.	59,000	54,307
Supreme Electronics Co. Ltd.	157,347	75,985
Ta Ya Electric Wire & Cable	399,000	71,512
Tainan Enterprises Co., Ltd.	43,000	41,112
Taishin Financial Holding Co., Ltd.	693,836	288,962
Taisun Enterprise Co., Ltd. (a)	162,000	63,005
Taiwan Acceptance Corp.	9,000	23,044
Taiwan Cement Corp.	303,533	383,173
Taiwan Chinsan Electronic Industrial Co. Ltd.	31,000	44,609
Taiwan Cogeneration Corp.	45,000	39,087
Taiwan Fire & Marine Insurance Co.	26,000	19,086
Taiwan FU Hsing Industrial Co., Ltd.	36,000	44,570
Taiwan Land Development Corp.	185,587	72,179
Taiwan Mobile Co., Ltd.	4,000	13,353
Taiwan Paiho, Ltd.	46,433	130,926
Taiwan Pulp & Paper Corp. (a)	315,000	107,707
Taiwan Sakura Corp.	103,000	70,103
Taiwan Semiconductor Manufacturing Co., Ltd.	712,500	3,244,462
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,762	585,055
Taiwan Tea Corp.	107,913	54,910
Taiwan Union Technology Corp.	133,000	110,135
Taiyen Biotech Co., Ltd.	53,500	41,094
Tatung Co., Ltd. (a)	175,885	39,333
TPK Holding Co., Ltd.	8,000	46,282
Transasia Airways Corp.	263,000	73,305
Tripod Technology Corp.	73,320	130,697
Uni-President Enterprises Corp.	121,955	216,206
United Microelectronics Corp. ADR	257,840	528,572
Unity Opto Technology Co., Ltd.	12,759	9,614
Ve Wong Corp.	61,000	45,471
Visual Photonics Epitaxy Co., Ltd.	122,869	199,110
Wei Chuan Food Corp.	33,000	20,482
Wei Mon Industry Co. Ltd. (a)	233,450	45,170
Weikeng Industrial Co., Ltd.	67,000	49,727
Winbond Electronics Corp. (a)	46,000	12,046
Wistron Corp.	158,126	119,922
Zeng Hsing Industrial Co. Ltd.	26,350	136,214
Zenitron Corp.	143,000	87,827

		29,191,056

THAILAND — 3.0%
Advanced Info Service PCL	108,315	769,658
Airports of Thailand PCL	17,500	156,993
Bangkok Dusit Medical Services PCL	49,500	28,872
Bangkok Expressway PCL	355,659	415,939
Bangkokland PCL	698,600	32,680
Bank of Ayudhya PCL	25,900	25,497
Banpu PCL	140,880	106,362
BEC World PCL	27,000	29,977
Big C Supercenter PCL	3,700	21,143
BTS Group Holdings PCL	32,500	9,622
Central Pattana PCL	52,300	73,552
Central Plaza Hotel PCL	38,800	42,791
CH Karnchang PCL	6,648	5,364
Charoen Pokphand Foods PCL	19,500	13,856
CP ALL PCL	180,500	247,165
Electricity Generating PCL	80,874	367,549
IRPC PCL	907,758	120,406
Jasmine International PCL	174,300	27,351
Kasikornbank PCL	58,200	325,674
Krung Thai Bank PCL	44,700	22,631
Land and Houses PCL	73,000	19,452
Minor International PCL	8,600	7,639
Pruksa Real Estate PCL	26,500	19,811
PTT Exploration & Production PCL	128,441	414,504
PTT Global Chemical PCL	22,300	45,722
PTT PCL	75,124	798,493
Quality Houses PCL	244,683	18,256
Sansiri PCL	254,033	13,463
Siam Cement PCL (c)	600	9,237
Siam Cement PCL (c)	38,273	586,976
Siam Commercial Bank PCL	116,602	536,827
Siam Future Development PCL	178,613	30,936
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	87,766	34,820
Thai Airways International PCL (a)	62,700	24,319
Thai Beverage PCL	401,300	227,994
Thai Oil PCL	111,995	182,373
Thaicom PCL	40,000	41,450
Ticon Industrial Connection PCL	116,280	48,198
Tisco Financial Group PCL	168,618	229,647
TMB Bank PCL	4,542,617	314,717
Total Access Communication PCL (c)	7,000	17,305
Total Access Communication PCL (c)	400	986
True Corp. PCL (a)	372,973	125,887
TTCL PCL	7,200	6,448
U City PCL (a)	7,078,800	10,479

		6,609,021

TURKEY — 1.6%
Akbank TAS	102,826	297,462
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,102	199,652
Aselsan Elektronik Sanayi Ve Ticaret AS	3,057	15,861
BIM Birlesik Magazalar AS	4,024	72,099
Coca-Cola Icecek AS	462	7,691
Dogan Sirketler Grubu Holdings AS (a)	157,724	35,325
Eregli Demir ve Celik Fabrikalari TAS	152,046	246,316
Haci Omer Sabanci Holding AS	54,849	206,784
KOC Holding AS	82,320	381,026
Migros Ticaret AS (a)	859	6,766
Tupras-Turkiye Petrol Rafinerileri AS (a)	12,461	315,827
Turk Hava Yollari AO (a)	27,001	88,693
Turkcell Iletisim Hizmetleri AS	47,269	217,907

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Turkiye Garanti Bankasi AS	220,717	$688,762
Turkiye Halk Bankasi AS	10,517	48,483
Turkiye Is Bankasi (Class C)	128,443	270,406
Turkiye Vakiflar Bankasi Tao (Class D)	17,954	28,885
Ulker Biskuvi Sanayi AS	44,967	313,879
Yapi ve Kredi Bankasi AS	82,627	121,519

		3,563,343

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	92,724	194,135
Agthia Group PJSC	7,212	14,589
Air Arabia PJSC	214,217	94,483
Ajman Bank PJSC (a)	58,497	29,942
Al Waha Capital PJSC	41,853	28,032
Aldar Properties PJSC	179,710	133,084
Arabtec Holding PJSC (a)	114,205	81,776
Bank of Sharjah	42,077	18,215
DAMAC Properties Dubai Co. PJSC (a)	135,399	113,541
Depa, Ltd. (a)	23,656	11,828
Deyaar Development PJSC (a)	141,230	31,107
DP World, Ltd.	7,344	157,162
Dubai Financial Market PJSC	85,126	45,889
Dubai Investments PJSC	68,934	54,615
Emaar Malls Group PJSC (a)	45,423	41,305
Emaar Properties PJSC	155,186	332,938
Eshraq Properties Co. PJSC (a)	109,010	22,853
First Gulf Bank PJSC	29,463	121,929
Gulf General Investment Co. (a)	94,813	22,200
Gulf Pharmaceutical Industries	17,052	11,839
Invest bank PSC	13,808	9,962
National Bank of Abu Dhabi PJSC	57,925	173,478
National Central Cooling Co. PJSC	161,517	65,962
Orascom Construction, Ltd. (a)	810	10,481
RAK Properties PJSC	164,843	29,172
Ras Al Khaimah Ceramics	15,941	14,105
SHUAA Capital PSC (a)	222,602	36,727
Union National Bank PJSC	33,999	62,945
Union Properties PJSC	65,668	21,812

		1,986,106

TOTAL COMMON STOCKS —
(Cost $236,176,450)		215,391,977

WARRANTS — 0.0% (a)(g)
MALAYSIA — 0.0% (a)(g)
KNM Group Bhd (expiring 11/15/17)	66,712	2,564
KNM Group Bhd (expiring 4/21/20)	22,551	956
Malaysian Resources Corp. Bhd (expiring 09/16/18)	123,400	4,742

		8,262

THAILAND — 0.0% (a)(g)
Jasmine International PCL (expiring 7/5/20)	85,441	2,530
Minor International PCL (expiring 11/3/17)	480	57
Sansiri PCL (expiring 11/24/17)	75,433	581

		3,168

TOTAL WARRANTS —
(Cost $9,950)		11,430

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	8,865,804	8,865,804
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (i)(j)(k)	2,518,225	2,518,225

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,384,029)		11,384,029

TOTAL INVESTMENTS — 103.2%
(Cost $247,570,429)		226,787,436
OTHER ASSETS & LIABILITIES — (3.2)%		(7,135,289)

NET ASSETS — 100.0%		$219,652,147

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
PSC = Public Stock Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

At June 30, 2015, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

MSCI Taiwan Index Futures	7/30/2015	82	$2,806,860	$(9,772)

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	18.6%
Oil, Gas & Consumable Fuels	9.0
Wireless Telecommunication Services	5.4
Internet Software & Services	5.1
Real Estate Management & Development	3.8
Semiconductors & Semiconductor Equipment	3.6
Insurance	3.6
Metals & Mining	3.3
Food Products	2.5
Electronic Equipment, Instruments & Components	2.3
Media	2.2
Automobiles	2.2
IT Services	2.1
Beverages	2.1
Technology Hardware, Storage & Peripherals	2.0
Diversified Financial Services	1.9
Pharmaceuticals	1.8
Industrial Conglomerates	1.8
Diversified Telecommunication Services	1.7
Independent Power and Renewable Electricity Producers	1.6
Transportation Infrastructure	1.5
Construction & Engineering	1.4
Chemicals	1.3
Construction Materials	1.3
Food & Staples Retailing	1.2
Thrifts & Mortgage Finance	1.2
Multiline Retail	1.1
Household Durables	1.0
Capital Markets	1.0
Electric Utilities	0.9
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.7
Internet & Catalog Retail	0.7
Household Products	0.7
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Machinery	0.4
Electrical Equipment	0.4
Health Care Providers & Services	0.4
Water Utilities	0.4
Gas Utilities	0.3
Tobacco	0.3
Marine	0.3
Aerospace & Defense	0.3
Energy Equipment & Services	0.2
Air Freight & Logistics	0.2
Diversified Consumer Services	0.2
Trading Companies & Distributors	0.2
Software	0.1
Communications Equipment	0.1
Building Products	0.1
Real Estate Investment Trusts	0.1
Consumer Finance	0.1
Road & Rail	0.1
Leisure Products	0.1
Distributors	0.1
Commercial Services & Supplies	0.1
Health Care Equipment & Supplies	0.0	**
Auto Components	0.0	**
Containers & Packaging	0.0	**
Professional Services	0.0	**
Biotechnology	0.0	**
Short Term Investments	5.2
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 18.3%
AES Tiete SA Preference Shares	417,904	$2,354,275
Alupar Investimento SA	102,927	551,016
Banco do Brasil SA ADR (a)	517,266	4,024,329
Banco do Estado do Rio Grande do Sul SA Preference Shares	632,753	1,814,908
CCR SA	2,062,748	9,900,712
CETIP SA — Mercados Organizados	257,007	2,819,598
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,121,022	10,986,894
Companhia Energetica de Minas Gerais ADR (a)	2,879,757	10,971,874
Companhia Energetica de Sao Paulo Preference Shares (Class B)	632,434	3,992,413
EcoRodovias Infraestrutura e Logistica SA	922,586	2,301,713
Grendene SA	210,268	1,132,431
Light SA	532,561	2,902,478
Mahle-Metal Leve SA	91,179	628,132
Souza Cruz SA	731,610	5,753,680
Tractebel Energia SA	201,923	2,222,427
Tractebel Energia SA ADR	315,368	3,471,038
Transmissora Alianca de Energia Electrica SA	354,325	2,347,415
Vale SA Preference Shares ADR (a)	1,750,576	8,840,409

		77,015,742

CHILE — 1.2%
Aguas Andinas SA Class A	2,927,954	1,665,353
Banco de Chile ADR	32,754	2,157,833
Inversiones Aguas Metropolitanas SA	723,065	1,097,843

		4,921,029

CHINA — 9.5%
Bank of China, Ltd. (Class H)	5,203,536	3,382,864
China CITIC Bank Corp., Ltd. (Class H) (b)	3,547,000	2,827,516
China Hongqiao Group, Ltd. (a)	3,104,789	2,923,549
Country Garden Holdings Co., Ltd. (a)	8,940,000	3,932,306
Guangzhou R&F Properties Co., Ltd. (Class H) (a)(b)	2,940,711	3,607,350
Jiangsu Expressway Co., Ltd. (Class H)	10,764,000	14,134,384
Soho China, Ltd. (a)	1,999,500	1,302,471
Xinyi Glass Holdings, Ltd. (a)	6,576,000	3,494,737
Zhejiang Expressway Co., Ltd. (Class H)	3,036,000	4,213,757

		39,818,934

COLOMBIA — 2.4%
Ecopetrol SA ADR (a)	773,129	10,251,690

CZECH REPUBLIC — 0.8%
Komercni Banka AS	16,107	3,570,263

HONG KONG — 7.0%
Agile Property Holdings, Ltd. (a)	8,854,000	5,961,636
Evergrande Real Estate Group, Ltd. (a)	13,309,000	7,948,439
Greentown China Holdings, Ltd. (a)	3,946,500	5,039,677
KWG Property Holding, Ltd.	5,102,000	4,304,013
Poly Property Group Co., Ltd. (a)	9,046,000	4,375,657
Shenzhen Investment, Ltd. (a)	3,690,829	1,809,102

		29,438,524

INDIA — 3.9%
Coal India, Ltd.	121,241	802,022
Indiabulls Housing Finance, Ltd.	486,147	4,751,919
NMDC, Ltd.	5,910,338	11,016,915

		16,570,856

INDONESIA — 1.5%
Indo Tambangraya Megah Tbk PT	2,326,900	2,242,690
Matahari Putra Prima Tbk PT	19,126,649	4,232,036

		6,474,726

MALAYSIA — 2.4%
BIMB Holdings Bhd	714,800	765,384
British American Tobacco Malaysia Bhd	85,000	1,396,766
HAP Seng Consolidated Bhd	1,527,500	2,105,221
Malayan Banking Bhd	1,579,344	3,825,922
YTL Corp. Bhd	4,609,700	1,893,728

		9,987,021

MEXICO — 2.2%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	798,567	7,306,888
PLA Administradora Industrial S de RL de CV (a)	1,052,569	2,065,472

		9,372,360

POLAND — 3.9%
Bank Handlowy w Warszawie SA	30,628	814,054
Bank Pekao SA	76,445	3,657,709
PGE Polska Grupa Energetyczna SA	1,589,544	7,793,664
Powszechny Zaklad Ubezpieczen SA	35,179	4,046,955

		16,312,382

RUSSIA — 2.4%
E.ON Russia JSC (b)	21,157,476	1,153,675
Eurasia Drilling Co., Ltd. GDR	69,730	1,148,453
Gazprom Neft JSC ADR	25,275	304,564
Gazprom Neft OAO ADR	19,077	232,739
MegaFon OAO GDR	392,701	5,458,544
PhosAgro OAO GDR	133,920	1,714,176

		10,012,151

SOUTH AFRICA — 8.9%
Assore, Ltd. (a)	115,532	985,155
Capital Property Fund (a)	1,068,508	1,258,855
Foschini Group, Ltd.	544,993	7,139,205
Growthpoint Properties, Ltd. REIT	1,532,292	3,340,359
Hyprop Investments, Ltd.	131,254	1,308,458
Kumba Iron Ore, Ltd. (a)	306,239	3,808,765
MMI Holdings, Ltd.	1,207,797	3,000,151
Redefine Properties, Ltd.	3,360,785	2,827,016
Resilient Property Income Fund, Ltd.	353,982	2,812,841
Vodacom Group, Ltd. (a)	961,158	10,983,305

		37,464,110

SOUTH KOREA — 3.5%
Macquarie Korea Infrastructure Fund	380,731	2,747,667
SK Telecom Co., Ltd.	53,402	11,968,712

		14,716,379

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

TAIWAN — 14.8%
Asustek Computer, Inc.	1,292,000	$12,583,124
Chicony Electronics Co., Ltd.	1,079,514	2,896,944
China Steel Chemical Corp.	409,000	1,842,551
Clevo Co.	968,000	1,130,999
Far Eastern New Century Corp.	3,441,780	3,647,643
Farglory Land Development Co., Ltd.	1,047,635	1,095,018
Lite-On Technology Corp.	3,909,928	4,587,318
Radiant Opto-Electronics Corp.	1,773,300	6,580,656
Ruentex Development Co., Ltd.	1,940,000	3,068,337
Ruentex Industries, Ltd.	1,281,000	2,931,131
Synnex Technology International Corp.	2,066,000	3,063,394
Taiwan Cement Corp.	4,025,000	5,081,066
Taiwan Mobile Co., Ltd.	2,139,200	7,141,182
Transcend Information, Inc.	280,000	1,029,996
WPG Holdings, Ltd.	2,489,000	3,117,855
Yulon Nissan Motor Co., Ltd.	229,000	2,323,065

		62,120,279

THAILAND — 12.6%
Advanced Info Service PCL	30	213
Advanced Info Service PCL NVDR	1,730,445	12,296,096
Delta Electronics Thai PCL NVDR	1,351,216	3,620,525
Intouch Holdings PCL NVDR	4,896,900	11,308,736
Kiatnakin Bank PCL NVDR (a)	597,085	623,151
Land and Houses PCL NVDR (a)	10,665,414	2,794,597
PTT Global Chemical PCL NVDR	7,888,570	16,173,957
Thai Oil PCL	1,727,600	2,813,223
Thai Oil PCL ADR	1,234,600	2,010,422
Tisco Financial Group PCL NVDR	511,700	696,902
TTW PCL NVDR	2,197,800	735,300

		53,073,122

TURKEY — 4.1%
Koza Altin Isletmeleri AS	717,486	7,592,657
Tofas Turk Otomobil Fabrikasi AS	589,485	4,026,717
Turk Telekomunikasyon AS	1,736,465	4,569,645
Turk Traktor ve Ziraat Makineleri AS	33,862	872,145

		17,061,164

TOTAL COMMON STOCKS —
(Cost $474,359,008)		418,180,732

SHORT TERM INVESTMENTS — 14.6%
UNITED STATES — 14.6%
MONEY MARKET FUNDS — 14.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	56,739,658	56,739,658
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	4,780,639	4,780,639

TOTAL SHORT TERM INVESTMENTS —
(Cost $61,520,297)		61,520,297

TOTAL INVESTMENTS — 114.0%
(Cost $535,879,305)		479,701,029
OTHER ASSETS & LIABILITIES — (14.0)%		(58,910,065)

NET ASSETS — 100.0%		$420,790,964

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Wireless Telecommunication Services	14.0%
Real Estate Management & Development	10.8
Banks	8.4
Metals & Mining	8.3
Transportation Infrastructure	7.3
Electric Utilities	5.8
Technology Hardware, Storage & Peripherals	5.1
Chemicals	4.6
Oil, Gas & Consumable Fuels	4.5
Water Utilities	3.5
Real Estate Investment Trusts	3.3
Independent Power and Renewable Electricity Producers	3.1
Electronic Equipment, Instruments & Components	2.2
Semiconductors & Semiconductor Equipment	1.8
Tobacco	1.7
Specialty Retail	1.7
Insurance	1.7
Automobiles	1.6
Industrial Conglomerates	1.4
Capital Markets	1.4
Construction Materials	1.2
Thrifts & Mortgage Finance	1.1
Diversified Telecommunication Services	1.1
Food & Staples Retailing	1.0
Textiles, Apparel & Luxury Goods	1.0
Auto Components	0.9
Multi-Utilities	0.5
Energy Equipment & Services	0.2
Machinery	0.2
Short Term Investments	14.6
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 12.4%
Ambev SA ADR	508,225	$3,100,172
Banco Bradesco SA Preference Shares ADR	281,614	2,579,584
BRF SA ADR	73,982	1,546,964
Itau Unibanco Holding SA Preference Shares ADR	307,989	3,372,479
Petroleo Brasileiro SA ADR (a)(b)	166,018	1,502,463
Ultrapar Participacoes SA ADR	48,436	1,018,125
Vale SA ADR (a)	165,022	971,980

		14,091,767

CHINA — 55.3%
Agricultural Bank of China, Ltd. (Class H) (b)	2,667,000	1,434,546
Alibaba Group Holding, Ltd. ADR (b)	41,243	3,393,062
Baidu, Inc. ADR (b)	30,478	6,067,560
Bank of China, Ltd. (Class H)	7,647,254	4,971,546
Bank of Communications Co., Ltd. (Class H)	2,305,000	2,402,358
China Construction Bank Corp. (Class H)	9,116,610	8,325,725
China Life Insurance Co., Ltd. (Class H)	832,000	3,622,034
China Merchants Bank Co., Ltd. (Class H)	512,860	1,495,074
China Petroleum & Chemical Corp. (Class H)	2,843,174	2,453,494
China Shenhua Energy Co., Ltd. (Class H)	378,500	863,184
China Telecom Corp., Ltd. (Class H)	1,550,000	909,701
Hengan International Group Co., Ltd.	86,500	1,027,617
Industrial & Commercial Bank of China, Ltd. (Class H)	9,101,960	7,232,210
PetroChina Co., Ltd. (Class H)	2,348,171	2,620,000
Ping An Insurance Group Co. of China, Ltd. (Class H)	220,500	2,977,904
Tencent Holdings, Ltd.	595,626	11,885,553
Want Want China Holdings, Ltd. (a)	765,000	809,153

		62,490,721

HONG KONG — 12.4%
China Mobile, Ltd.	613,000	7,847,773
China Overseas Land & Investment, Ltd.	442,560	1,561,295
CITIC, Ltd.	610,000	1,093,705
CNOOC, Ltd.	1,795,221	2,547,217
Lenovo Group, Ltd. (a)	710,000	983,599

		14,033,589

INDIA — 8.8%
HDFC Bank, Ltd. ADR	43,997	2,663,139
ICICI Bank, Ltd. ADR	156,907	1,634,971
Infosys, Ltd. ADR (a)	215,060	3,408,701
Reliance Industries, Ltd. GDR (c)	47,475	1,478,846
Tata Motors, Ltd. ADR (a)	22,145	763,338

		9,948,995

RUSSIA — 9.8%
Gazprom OAO ADR	660,164	3,399,845
Lukoil OAO ADR (d)	1,675	75,224
Lukoil OAO ADR (d)	56,196	2,472,905
Magnit PJSC GDR	32,166	1,790,359
MMC Norilsk Nickel PJSC ADR	54,721	923,143
Sberbank of Russia ADR (d)	14,597	77,510
Sberbank of Russia ADR (d)	286,389	1,494,951
Tatneft OAO ADR	27,139	867,905

		11,101,842

TOTAL COMMON STOCKS —
(Cost $128,733,813)		111,666,914

SHORT TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
MONEY MARKET FUNDS — 4.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,350,250	4,350,250
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	463,819	463,819

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,814,069)		4,814,069

TOTAL INVESTMENTS — 103.0%
(Cost $133,547,882)		116,480,983
OTHER ASSETS & LIABILITIES — (3.0)%		(3,403,834)

NET ASSETS — 100.0%		$113,077,149

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	33.4%
Internet Software & Services	18.9
Oil, Gas & Consumable Fuels	17.0
Wireless Telecommunication Services	6.9
Insurance	5.8
IT Services	3.0
Beverages	2.7
Food Products	2.1
Metals & Mining	1.6
Food & Staples Retailing	1.6
Real Estate Management & Development	1.4
Industrial Conglomerates	1.0
Personal Products	0.9
Technology Hardware, Storage & Peripherals	0.9
Diversified Telecommunication Services	0.8
Automobiles	0.7
Short Term Investments	4.3
Other Assets & Liabilities	(3.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRITISH VIRGIN ISLANDS — 0.1%
Lenta, Ltd. GDR (a)	7,171	$53,424

CYPRUS — 0.3%
QIWI PLC ADR	4,465	125,243
TCS Group Holding PLC GDR	11,922	34,574

		159,817

CZECH REPUBLIC — 2.4%
CEZ AS	30,143	699,811
Komercni Banka AS	2,279	505,161

		1,204,972

GREECE — 4.6%
Aegean Airlines SA	4,799	27,554
Alpha Bank AE (a)	665,867	195,978
Athens Water Supply & Sewage Co. SA	4,468	24,242
Costamare, Inc.	3,308	60,768
Diana Shipping, Inc. (a)	3,694	26,043
DryShips, Inc. (a)	40,202	24,170
Ellaktor SA (a)	17,905	31,107
Eurobank Ergasias SA (a)	800,000	105,297
FF Group	4,817	108,302
Fourlis Holdings SA (a)	6,626	18,468
Frigoglass SAIC (a)	6,690	13,052
GEK Terna Holding Real Estate Construction SA (a)	12,633	21,009
Grivalia Properties REIC AE	5,977	40,870
Hellenic Exchanges — Athens Stock Exchange SA Holding	10,348	44,609
Hellenic Petroleum SA (a)	8,529	37,084
Hellenic Telecommunications Organization SA	35,519	270,596
Intralot SA — Integrated Lottery Systems & Services (a)	19,869	31,381
JUMBO SA	15,878	109,458
Lamda Development SA (a)	4,173	15,702
Marfin Investment Group Holdings SA (a)	85,239	10,770
Metka SA	4,046	29,283
Motor Oil Hellas Corinth Refineries SA (a)	8,733	68,965
Mytilineos Holdings SA (a)	12,047	64,804
National Bank of Greece SA (a)	240,114	263,367
Navios Maritime Holdings, Inc.	6,585	24,496
OPAP SA	33,752	244,905
Piraeus Bank SA (a)	251,044	91,785
Piraeus Port Authority SA	1,148	14,196
Public Power Corp. SA (a)	16,977	74,290
Safe Bulkers, Inc.	2,892	9,312
Terna Energy SA (a)	8,658	24,695
Titan Cement Co. SA	7,793	154,940
Tsakos Energy Navigation, Ltd.	3,056	29,124

		2,310,622

HUNGARY — 3.0%
Magyar Telekom Telecommunications PLC (a)	103,103	143,929
MOL Hungarian Oil & Gas PLC	8,842	452,480
OTP Bank PLC	27,235	539,009
Richter Gedeon NyRt	25,032	375,980

		1,511,398

MONACO — 0.2%
GasLog, Ltd.	5,199	103,720

POLAND — 18.8%
Agora SA (a)	32,925	104,617
Asseco Poland SA	17,308	266,507
Bank Handlowy w Warszawie SA	4,670	124,123
Bank Millennium SA (a)	23,958	41,725
Bank Pekao SA	21,362	1,022,120
Bank Zachodni WBK SA (a)	4,373	396,790
CCC SA	3,146	145,551
Cyfrowy Polsat SA (a)	23,924	150,443
Echo Investment SA (a)	89,010	159,044
Enea SA	17,980	76,253
Energa SA	28,414	171,803
Eurocash SA	10,857	107,822
Getin Holding SA (a)	63,156	27,876
Getin Noble Bank SA (a)	191,794	69,866
Globe Trade Centre SA (a)	42,623	67,999
Grupa Azoty SA (a)	3,733	81,997
Grupa Kety SA	452	36,175
ING Bank Slaski SA	3,886	131,224
Jastrzebska Spolka Weglowa SA (a)	2,713	8,563
KGHM Polska Miedz SA	22,541	638,609
LPP SA	117	206,804
Lubelski Wegiel Bogdanka SA	7,876	108,583
mBank SA (a)	2,509	275,290
Netia SA	171,161	250,764
Orange Polska SA	127,361	276,334
Orbis SA	5,273	75,010
PGE Polska Grupa Energetyczna SA	89,614	439,385
Polski Koncern Naftowy Orlen SA	46,638	915,548
Polskie Gornictwo Naftowe i Gazownictwo SA	263,909	463,134
Powszechna Kasa Oszczednosci Bank Polski SA	133,531	1,104,918
Powszechny Zaklad Ubezpieczen SA	8,021	922,728
Synthos SA	87,317	107,959
Tauron Polska Energia SA	241,410	281,150
TVN SA	45,544	232,267

		9,488,981

RUSSIA — 49.5%
AK Transneft OAO Preference Shares (a)	175	410,842
CTC Media, Inc.	9,621	21,840
Etalon Group, Ltd. GDR	15,056	27,854
Eurasia Drilling Co., Ltd. GDR	7,728	127,280
Evraz PLC (a)	70,521	136,639
Gazprom Neft OAO ADR (b)	356	4,290
Gazprom Neft OAO ADR (b)	5,996	73,151
Gazprom OAO ADR	883,824	4,551,694
Globaltrans Investment PLC GDR (a)	12,458	59,175
LSR Group PJSC GDR	31,118	62,858
Lukoil OAO ADR	79,058	3,478,947
Magnit PJSC (a)	100	20,228
Magnit PJSC GDR	33,187	1,847,188
Mail.ru Group, Ltd. GDR (a)	15,398	321,048
Mechel ADR (a)	22,459	27,625
MegaFon PJSC GDR	15,270	212,253

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

MMC Norilsk Nickel PJSC ADR	78,595	$1,325,898
Mobile Telesystems OJSC (a)	38,158	166,391
Mobile Telesystems OJSC ADR	80,983	792,014
NOVATEK OAO GDR	12,359	1,258,146
Novolipetsk Steel OJSC GDR	13,741	182,755
O’Key Group SA GDR	5,798	13,712
PhosAgro OAO GDR	13,818	176,870
PIK Group GDR	55,680	177,341
Polymetal International PLC	34,483	281,190
Polyus Gold International, Ltd.	99,729	276,437
Rosneft OAO GDR	178,524	735,519
Rostelecom OJSC ADR (b)	27,721	263,349
Rostelecom OJSC ADR (b)	519	4,827
RusHydro JSC ADR (b)	144,826	144,609
RusHydro JSC ADR (b)	8,194	8,128
Sberbank (a)	1,540,110	1,993,038
Sberbank of Russia ADR	26,972	140,794
Severstal PAO GDR	33,613	355,626
Sistema JSFC GDR	28,016	247,942
Surgutneftegas OAO ADR	178,470	1,052,081
Surgutneftegas OAO Preference Shares (a)	971,400	738,991
Tatneft OAO ADR	34,403	1,100,208
TMK OAO GDR	7,022	30,195
United Co. RUSAL PLC (a)	168,134	83,714
Uralkali PJSC GDR (a)	35,822	459,596
VimpelCom, Ltd. ADR	33,056	164,288
VTB Bank OJSC GDR (a)	235,669	643,376
X5 Retail Group NV GDR (a)	15,861	264,086
Yandex NV (a)	32,142	489,201

		24,953,234

TURKEY — 20.5%
Akbank TAS	258,804	748,686
Anadolu Anonim Turk Sigorta Sirketi	223,080	117,411
Anadolu Efes Biracilik Ve Malt Sanayii AS	36,893	333,263
Arcelik AS	74,232	403,164
BIM Birlesik Magazalar AS	29,523	528,967
Coca-Cola Icecek AS	7,370	122,696
Dogan Sirketler Grubu Holdings AS (a)	289,023	64,731
Dogus Otomotiv Servis ve Ticaret AS	31,778	186,232
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	309,597	318,958
Enka Insaat ve Sanayi AS	173,651	330,579
Eregli Demir ve Celik Fabrikalari TAS	301,852	489,002
Ford Otomotiv Sanayi AS	6,253	83,677
Haci Omer Sabanci Holding AS	171,578	646,860
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	122,745	71,933
KOC Holding AS	170,171	787,652
Kombassan Holdings AS (a)	17,362	13,221
Koza Altin Isletmeleri AS	4,279	45,282
Petkim Petrokimya Holding AS	26,815	40,538
TAV Havalimanlari Holding AS	16,812	142,767
Tekfen Holding AS	8,943	15,255
Tofas Turk Otomobil Fabrikasi AS	8,262	56,437
Tupras-Turkiye Petrol Rafinerileri AS (a)	23,697	600,607
Turk Hava Yollari AO (a)	168,153	552,350
Turk Sise ve Cam Fabrikalari AS	85,546	115,275
Turk Telekomunikasyon AS	44,970	118,342
Turkcell Iletisim Hizmetleri AS	134,823	621,524
Turkiye Garanti Bankasi AS	386,283	1,205,422
Turkiye Halk Bankasi AS	70,355	324,332
Turkiye Is Bankasi (Class C)	220,018	463,196
Turkiye Vakiflar Bankasi Tao (Class D)	107,883	173,563
Ulker Biskuvi Sanayi AS	13,273	92,648
Vestel Elektronik Sanayi ve Ticaret AS (a)	34,317	62,767
Yapi ve Kredi Bankasi AS	213,704	314,294
Yazicilar Holding AS (Class A)	14,567	112,827

		10,304,458

TOTAL COMMON STOCKS —
(Cost $90,049,378)		50,090,626

SHORT TERM INVESTMENT — 1.1%
UNITED STATES — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $562,965)	562,965	562,965

TOTAL INVESTMENTS — 100.5%
(Cost $90,612,343)		50,653,591
OTHER ASSETS & LIABILITIES — (0.5)%		(244,269)

NET ASSETS — 100.0%		$50,409,322

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	32.1%
Banks	21.9
Metals & Mining	8.1
Food & Staples Retailing	5.6
Wireless Telecommunication Services	4.3
Electric Utilities	3.8
Industrial Conglomerates	2.8
Diversified Telecommunication Services	2.5
Insurance	2.0
Chemicals	1.7
Internet Software & Services	1.6
Diversified Financial Services	1.4
Household Durables	1.2
Airlines	1.2
Media	1.0
Beverages	0.9
Hotels, Restaurants & Leisure	0.8
Pharmaceuticals	0.7
Real Estate Investment Trusts	0.7
Textiles, Apparel & Luxury Goods	0.7
Real Estate Management & Development	0.6
Software	0.5
Specialty Retail	0.4
Distributors	0.4
Energy Equipment & Services	0.4
Transportation Infrastructure	0.3
Construction Materials	0.3
Marine	0.3
Automobiles	0.3
IT Services	0.2
Food Products	0.2
Construction & Engineering	0.1
Road & Rail	0.1
Machinery	0.1
Independent Power and Renewable Electricity Producers	0.1
Water Utilities	0.1
Short Term Investment	1.1
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 49.3%
AES Tiete SA Preference Shares	14,540	$81,912
Ambev SA ADR	215,469	1,314,361
B2W Cia Digital (a)	9,847	64,634
Banco Bradesco SA	7,646	68,869
Banco Bradesco SA Preference Shares ADR	144,079	1,319,764
Banco do Brasil SA	34,407	268,929
Banco do Brasil SA ADR (b)	13,166	102,431
Banco Santander Brazil SA ADS ADR (b)	21,900	119,136
BB Seguridade Participacoes SA	32,604	357,905
Bematech SA	10,211	26,592
BM&FBovespa SA	86,795	327,465
BR Malls Participacoes SA	18,806	88,146
BR Properties SA	9,944	33,516
Bradespar SA Preference Shares	20,229	68,507
Braskem SA Preference Shares ADR (b)	9,209	79,750
BRF SA	12,127	256,407
BRF — Brasil Foods SA ADR	22,793	476,602
CCR SA	50,521	242,489
Centrais Eletricas Brasileiras SA (a)	2,775	5,253
Centrais Eletricas Brasileiras SA ADR (a)(b)	20,194	37,965
CETIP SA — Mercados Organizados	11,837	129,863
Cia Hering	7,210	28,200
Cielo SA	37,764	532,713
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	8,788	208,012
Companhia de Saneamento Basico do Estado de Sao Paulo	30,440	161,686
Companhia Energetica de Minas Gerais ADR	55,428	211,181
Companhia Energetica de Sao Paulo Preference Shares (Class B)	17,859	112,740
Companhia Paranaense de Energia Preference Shares	9,772	109,944
Companhia Siderurgica Nacional SA ADR (b)	49,722	82,041
Cosan Logistica SA	11,577	8,683
Cosan SA Industria e Comercio	11,577	93,730
Cosan, Ltd.	8,184	50,452
CPFL Energia SA ADR (b)	13,782	168,829
Cyrela Brazil Realty SA	24,259	77,313
Duratex SA	47,589	111,221
Embraer SA	34,573	263,326
Estacio Participacoes SA	15,134	87,694
Fibria Celulose SA ADR (b)	17,193	233,997
Gafisa SA (a)	17,074	13,136
Gerdau SA ADR (b)	33,429	80,564
Gerdau SA Preference Shares	6,503	15,680
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	11,082	26,292
Grupo BTG Pactual	10,823	99,610
Hypermarcas SA (a)	17,628	128,419
Itau Unibanco Holding SA Preference Shares ADR	150,602	1,649,092
Itausa — Investimentos Itau SA Preference Shares	172,662	495,242
Itausa — Investimentos Itau SA	45,164	130,270
JBS SA	53,799	283,335
Kepler Weber SA	4,186	36,249
Klabin SA	29,915	183,839
Kroton Educacional SA	59,246	226,769
Linx SA	2,530	39,533
Localiza Rent a Car SA	7,332	72,437
Lojas Americanas SA Preference Shares	31,925	178,206
Lojas Renner SA	8,420	306,290
M Dias Branco SA	662	17,475
Metalurgica Gerdau SA Preference Shares	29,037	59,543
MRV Engenharia e Participacoes SA	6,129	15,409
Multiplan Empreendimentos Imobiliarios SA	4,476	69,091
Natura Cosmeticos SA	13,838	122,682
Oi SA (a)	28	54
Oi SA Preference Shares (a)	305	574
Oi SA, ADR (a)(c)	5,023	9,895
Oi SA, ADR (a)(b)(c)	5,354	10,226
PDG Realty SA Empreendimentos e Participacoes (a)	63,510	7,360
Petroleo Brasileiro SA ADR (a)(b)	63,021	570,340
Petroleo Brasileiro SA Preference Shares ADR (a)	114,107	931,113
Prumo Logistica SA (a)	115,044	29,257
Qualicorp SA	5,643	35,805
Raia Drogasil SA	400	5,161
Rumo Logistica Operadora Multimodal SA (a)	101,265	41,400
Souza Cruz SA	35,177	276,646
Telefonica Brasil SA Preference Shares	23,415	328,341
Tim Participacoes SA	12,342	40,684
Tim Participacoes SA ADR	11,359	185,833
Totvs SA	7,077	88,850
Tractebel Energia SA ADR	9,806	107,928
Ultrapar Participacoes SA ADR	23,836	501,033
Usinas Siderurgicas de Minas Gerais SA ADR (b)	33,444	45,484
Usinas Siderurgicas de Minas Gerais SA Preference Shares	10,028	13,300
Vale SA ADR (b)	56,034	330,040
Vale SA Preference Shares ADR (b)	118,217	596,996
Weg SA	29,348	179,977

		16,597,718

CHILE — 9.8%
Antarchile SA	19,015	211,251
Banco de Chile ADR	3,002	197,772
Banco de Credito e Inversiones	4,930	216,648
Banco Santander Chile ADR	3,595	72,799
Banmedica SA	13,988	26,247
Bupa Chile SA	45,000	37,011
CAP SA	7,672	26,292
Cencosud SA	95,992	230,880
Cia Cervecerias Unidas SA	6,000	63,652
Colbun SA	31,043	8,832
Empresa Nacional de Electricidad SA ADR	8,413	348,719
Empresas AquaChile SA (a)	22,933	11,009
Empresas CMPC SA	111,602	303,554
Empresas COPEC SA	35,990	382,073

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Enersis SA ADR	26,656	$421,964
Gasco SA	2,593	20,272
Grupo Security SA	41,244	12,576
Latam Airlines Group SA ADR (a)(b)	20,448	143,954
SACI Falabella	62,168	434,193
Sociedad Matriz SAAM SA	80,937	6,458
Sociedad Quimica y Minera de Chile SA ADR	3,851	61,693
Socovesa SA	32,270	6,005
Sonda SA	18,679	38,998
Vina Concha y Toro SA	1,680	2,927

		3,285,779

COLOMBIA — 5.7%
Almacenes Exito SA	11,845	103,523
Banco Davivienda SA Preference Shares	6,813	70,080
Banco de Bogota SA	4,090	94,399
BanColombia SA	11,973	122,972
BanColombia SA ADR (b)	7,105	305,515
Bolsa de Valores de Colombia	1,214,855	8,178
Celsia SA ESP	12,429	20,248
Cementos Argos SA	15,567	55,391
Constructora Conconcreto SA	6,655	2,944
Corp Financiera Colombiana SA	4,734	66,468
Ecopetrol SA ADR (b)	10,892	144,428
Empresa de Energia de Bogota SA	103,073	63,043
Empresa de Telecomunicaciones de Bogota	58,718	11,723
Grupo Argos SA	17,450	114,114
Grupo Argos SA/Colombia Preference Shares	5,293	33,432
Grupo Aval Acciones y Valores SA	243,693	119,053
Grupo Aval Acciones y Valores SA Preference Shares	254,289	124,719
Grupo de Inversiones Suramericana SA	12,710	180,999
Grupo de Inversiones Suramericana SA Preference Shares	4,083	57,171
Grupo Nutresa SA	14,297	125,943
Grupo Odinsa SA (a)	876	3,026
Interconexion Electrica SA ESP	18,147	51,308
Isagen SA ESP	39,773	42,533
Organizacion Terpel SA	1,985	11,683

		1,932,893

LUXEMBOURG — 0.1%
Ternium SA ADR	1,078	18,660

MEXICO — 31.0%
Alfa SAB de CV (Class A)	200,034	382,841
Alsea SAB de CV (b)	5,200	15,729
America Movil SAB de CV (Series L)	1,952,956	2,086,054
Arca Continental SAB de CV	15,726	89,501
Asesor de Activos Prisma SAPI de CV REIT	5,600	5,400
Banregio Grupo Financiero SAB de CV	2,029	11,767
Bolsa Mexicana de Valores SAB de CV	6,532	11,315
Cemex SAB de CV (a)	676,141	620,955
Coca-Cola FEMSA SAB de CV (Series L)	23,924	190,256
Concentradora Fibra Danhos SA de CV	38,405	90,611
Controladora Comercial Mexicana SAB de CV	5,643	17,770
Controladora Vuela Cia de Aviacion SAB de CV (Class A) (a)	19,600	23,359
Corp Actinver SAB de CV (a)	8,300	8,294
Corporacion GEO SAB de CV (a)(b)(d)	71,361	0
Desarrolladora Homex SAB de CV (a)(d)	28,753	1,005
El Puerto de Liverpool SAB de CV	24,537	283,892
Empresas ICA SAB de CV (a)(b)	40,562	30,970
Fibra Uno Administracion SA de CV REIT	99,312	236,149
Fomento Economico Mexicano SAB de CV	107,753	961,221
Genomma Lab Internacional SAB de CV (Class B) (a)(b)	29,424	29,348
Gentera SAB de CV (b)	35,512	63,009
Gruma SAB de CV (Class B)	12,683	163,256
Grupo Aeroportuario del Centro Norte Sab de CV	1,700	8,383
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,475	71,913
Grupo Aeroportuario del Sureste SAB de CV (Class B)	21,487	305,667
Grupo Bimbo SAB de CV (a)	56,386	146,116
Grupo Carso SAB de CV	52,569	219,447
Grupo Elektra SA de CV (b)	3,629	81,079
Grupo Financiero Banorte SAB de CV	132,981	730,899
Grupo Financiero Inbursa SAB de CV	170,889	387,942
Grupo Financiero Santander Mexico SAB de CV (Class B) (b)	71,769	132,829
Grupo Mexico SAB de CV (Series B)	182,847	552,131
Grupo Televisa SA de CV ADR	833	32,337
Grupo Televisa SAB	104,006	809,410
Hoteles City Express SAB de CV (a)	7,600	11,029
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	42,822	83,894
Industrias Penoles SAB de CV	6,393	104,284
Kimberly-Clark de Mexico SAB de CV (Class A)	148,121	320,208
Medica Sur SAB de CV, Series B	3,600	12,394
Megacable Holdings SAB de CV	10,463	43,997
Mexichem SAB de CV	44,333	128,247
Minera Frisco SAB de CV (a)(b)	36,725	27,478
OHL Mexico SAB de CV (a)	15,854	20,754
PLA Administradora Industrial S de RL de CV	400	785
Promotora y Operadora de Infraestructura SAB de CV (a)	13,170	141,330
TV Azteca SAB de CV	190,594	45,673
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	86,307	0
Wal-Mart de Mexico SAB de CV (b)	284,785	693,874

		10,434,802

PANAMA — 0.1%
InRetail Peru Corp. (a)(e)	2,942	42,659

PERU — 3.6%
Alicorp SA (a)	25,766	48,652
Compania de Minas Buenaventura SA ADR	11,967	124,217
Compania Minera Milpo SA	86,360	71,206
Credicorp, Ltd.	3,122	433,708

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Enersur SA	8,613	$24,395
Grana y Montero SA	7,037	10,076
Luz del Sur SAA	8,502	29,699
Minsur SA	170,513	69,759
Southern Copper Corp. (b)	11,707	344,303
Volcan Compania Minera SAA (Class B)	222,875	49,098

		1,205,113

SPAIN — 0.1%
Cemex Latam Holdings SA (a)	6,408	31,453

TOTAL COMMON STOCKS —
(Cost $59,198,936)		33,549,077

SHORT TERM INVESTMENTS — 9.7%
UNITED STATES — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	2,827,549	2,827,549
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	427,637	427,637

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,255,186)		3,255,186

TOTAL INVESTMENTS — 109.4%
(Cost $62,454,122)		36,804,263
OTHER ASSETS & LIABILITIES — (9.4)%		(3,155,943)

NET ASSETS — 100.0%		$33,648,320

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
REIT = Real Estate Investment Trust

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	21.9%
Metals & Mining	8.0
Oil, Gas & Consumable Fuels	8.0
Beverages	7.9
Wireless Telecommunication Services	6.9
Food Products	4.5
Food & Staples Retailing	3.9
Multiline Retail	3.5
Electric Utilities	3.2
Media	2.7
Construction Materials	2.5
Industrial Conglomerates	2.4
Transportation Infrastructure	2.0
Independent Power and Renewable Electricity Producers	1.9
Diversified Financial Services	1.9
Paper & Forest Products	1.9
IT Services	1.7
Insurance	1.1
Diversified Telecommunication Services	1.0
Real Estate Investment Trusts	1.0
Household Products	1.0
Diversified Consumer Services	1.0
Tobacco	0.8
Construction & Engineering	0.8
Chemicals	0.8
Aerospace & Defense	0.8
Personal Products	0.8
Capital Markets	0.7
Machinery	0.6
Airlines	0.6
Real Estate Management & Development	0.6
Containers & Packaging	0.6
Water Utilities	0.5
Software	0.4
Road & Rail	0.3
Health Care Providers & Services	0.3
Gas Utilities	0.3
Household Durables	0.2
Internet & Catalog Retail	0.2
Consumer Finance	0.2
Specialty Retail	0.1
Pharmaceuticals	0.1
Technology Hardware, Storage & Peripherals	0.1
Hotels, Restaurants & Leisure	0.0 **
Short Term Investments	9.7
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
EGYPT — 3.5%
Arab Cotton Ginning	24,607	$10,062
Commercial International Bank Egypt SAE	102,168	755,878
Eastern Tobacco	2,451	69,058
Egyptian Financial Group-Hermes Holding Co. (a)	50,729	91,750
Egyptian Kuwait Holding Co.	100,146	62,091
ElSwedy Electric Co. (a)	13,130	82,617
Ezz Steel (a)	34,769	39,143
Global Telecom Holding SAE GDR (a)	56,836	97,758
Juhayna Food Industries	66,518	74,102
Maridive & Oil Services SAE (a)	29,309	12,603
Palm Hills Developments SAE (a)	106,577	37,853
Sidi Kerir Petrochemicals Co.	38,606	64,360
Six of October Development & Investment Co. (a)	40,557	58,523
Talaat Moustafa Group	143,006	167,558
Telecom Egypt Co.	62,962	66,757

		1,690,113

MALTA — 0.0% (b)
Tiso Blackstar Group SE	642	709

MOROCCO — 1.7%
Attijariwafa Bank	7,021	252,551
Banque Centrale Populaire	9,300	215,054
Banque Marocaine du Commerce Exterieur	8,563	193,524
Douja Promotion Groupe Addoha SA	10,535	30,804
Maroc Telecom	13,213	146,387

		838,320

QATAR — 8.4%
Aamal Co.	10,980	45,262
Al Khalij Commercial Bank QSC	9,803	60,359
Al Meera Consumer Goods Co. QSC	544	37,753
Barwa Real Estate Co.	10,606	154,375
Commercial Bank of Qatar QSC	9,019	135,982
Doha Bank QSC	7,042	102,886
Gulf International Services QSC	5,066	111,302
Industries Qatar QSC	7,256	286,952
Masraf Al Rayan QSC	40,067	511,669
Medicare Group	766	39,360
Ooredoo QSC	13,268	317,011
Qatar Electricity & Water Co. QSC	2,999	187,785
Qatar Gas Transport Co., Ltd.	15,100	92,145
Qatar Insurance Co. SAQ	5,032	133,358
Qatar International Islamic Bank QSC	4,126	89,970
Qatar Islamic Bank SAQ	6,440	190,834
Qatar National Bank SAQ	19,072	1,010,364
Qatar National Cement Co. QSC	1,471	48,478
Qatar Navigation QSC	3,122	83,168
Qatari Investors Group QSC	3,385	50,200
Salam International Investment Co.	6,973	26,810
United Development Co. QSC	9,651	65,175
Vodafone Qatar QSC (a)	50,694	229,019

		4,010,217

SOUTH AFRICA — 77.0%
Adcock Ingram Holdings, Ltd. (a)(c)	19,124	79,488
Adcorp Holdings, Ltd.	8,073	21,616
AECI, Ltd.	13,514	126,926
African Bank Investments, Ltd. (a)(d)	258,160	0
African Oxygen, Ltd.	14,847	16,733
African Rainbow Minerals, Ltd.	13,721	93,521
Alexander Forbes Group Holdings, Ltd.	44,304	32,668
Allied Electronics Corp., Ltd.	30,537	28,933
Anglo American Platinum, Ltd. (a)	7,040	159,050
AngloGold Ashanti, Ltd. (a)	43,836	396,006
Aquarius Platinum, Ltd. (a)	158,404	17,065
ArcelorMittal South Africa, Ltd. (a)	19,002	19,021
Aspen Pharmacare Holdings, Ltd.	31,303	928,432
Assore, Ltd. (c)	6,573	56,049
Astral Foods, Ltd.	6,024	79,905
Attacq, Ltd. (a)	73,521	134,470
Aveng, Ltd. (a)(c)	55,621	26,349
AVI, Ltd.	28,436	191,053
Barclays Africa Group, Ltd.	35,122	529,474
Barloworld, Ltd.	20,913	166,267
Bidvest Group, Ltd.	30,509	774,554
Blue Label Telecoms, Ltd.	35,989	23,987
Brait SE (a)	29,860	303,330
Business Connexion Group, Ltd.	41,943	22,081
Capital Property Fund	159,137	187,486
Capitec Bank Holdings, Ltd.	5,908	236,052
Cashbuild, Ltd.	1,971	48,878
City Lodge Hotels, Ltd.	3,693	42,289
Clicks Group, Ltd.	22,810	169,134
Clover Industries, Ltd.	15,063	21,842
Coronation Fund Managers, Ltd.	30,511	207,156
DataTec, Ltd.	19,695	104,659
Discovery, Ltd.	39,528	411,864
Distell Group, Ltd.	2,321	31,928
DRDGOLD, Ltd.	67,781	13,067
Emira Property Fund	31,838	44,539
EOH Holdings, Ltd.	7,731	99,706
Eqstra Holdings, Ltd. (a)	55,143	12,039
Exxaro Resources, Ltd. (c)	14,835	106,235
Famous Brands, Ltd.	6,165	58,411
FirstRand, Ltd.	344,271	1,512,350
Foschini Group, Ltd.	17,921	234,758
Fountainhead Property Trust	57,045	40,841
Gold Fields, Ltd.	77,286	248,074
Grindrod, Ltd.	70,186	77,774
Group Five, Ltd.	15,314	35,882
Growthpoint Properties, Ltd. REIT	224,320	489,012
Harmony Gold Mining Co., Ltd. (a)(c)	53,075	68,171
Hosken Consolidated Investments, Ltd.	6,486	81,330
Hudaco Industries, Ltd.	3,475	37,219
Hyprop Investments, Ltd.	19,422	193,616
Illovo Sugar, Ltd.	28,140	34,196
Impala Platinum Holdings, Ltd. (a)	59,966	268,267
Imperial Holdings, Ltd.	21,610	330,263
Investec, Ltd.	24,568	221,740
JSE, Ltd.	10,920	115,599
KAP Industrial Holdings, Ltd.	48,184	24,335
Kumba Iron Ore, Ltd. (c)	6,321	78,616
Lewis Group, Ltd. (c)	12,396	100,688
Liberty Holdings, Ltd.	9,966	119,195
Life Healthcare Group Holdings, Ltd.	97,720	302,151
Massmart Holdings, Ltd. (c)	13,158	162,066
Mediclinic International, Ltd.	42,074	354,749

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Merafe Resources, Ltd.	230,552	$15,386
MMI Holdings, Ltd.	88,998	221,070
Mondi, Ltd.	12,255	269,529
Mpact, Ltd.	19,152	67,991
Mr. Price Group, Ltd.	25,468	525,611
MTN Group, Ltd.	161,665	3,046,765
Murray & Roberts Holdings, Ltd.	59,259	62,736
Nampak, Ltd.	56,272	156,654
Naspers, Ltd. (Class N)	43,674	6,818,581
Nedbank Group, Ltd. (c)	18,916	376,832
Netcare, Ltd.	155,852	491,526
Northam Platinum, Ltd. (a)	41,587	137,941
Oceana Group, Ltd.	4,455	35,603
Omnia Holdings, Ltd.	6,956	103,454
Pick n Pay Stores, Ltd. (c)	18,331	86,839
Pick’ n Pay Holdings, Ltd.	33,499	72,171
Pioneer Foods, Ltd.	12,746	194,271
PPC, Ltd. (c)	54,071	78,627
PSG Group, Ltd.	6,728	113,605
Quantum Foods Holdings, Ltd. (a)	12,746	3,623
Rand Merchant Insurance Holdings, Ltd.	77,791	272,191
Raubex Group, Ltd.	18,949	31,614
Redefine Properties, Ltd.	374,060	314,651
Remgro, Ltd.	47,180	994,851
Resilient Property Income Fund, Ltd.	34,620	275,100
Reunert, Ltd.	16,015	87,479
RMB Holdings, Ltd.	78,247	428,375
SA Corporate Real Estate Fund Nominees Pty, Ltd.	155,757	58,773
Sanlam, Ltd.	173,197	946,624
Santam, Ltd.	1,389	24,661
Sappi, Ltd. (a)	50,603	179,895
Sasol, Ltd.	53,492	1,983,185
Shoprite Holdings, Ltd.	41,057	586,879
Sibanye Gold, Ltd.	78,267	125,869
Spar Group, Ltd.	15,622	244,104
Standard Bank Group, Ltd.	126,211	1,665,483
Steinhoff International Holdings, Ltd. (c)	284,173	1,802,515
Sun International, Ltd.	11,574	105,368
Super Group, Ltd. (a)	14,954	38,846
Telkom SA SOC, Ltd.	30,414	160,693
Tiger Brands, Ltd.	20,882	487,721
Tongaat Hulett, Ltd.	12,407	132,904
Trencor, Ltd.	13,377	70,534
Truworths International, Ltd. (c)	39,031	275,583
Tsogo Sun Holdings, Ltd.	41,945	84,217
Vodacom Group, Ltd.	55,156	630,276
Vukile Property Fund, Ltd.	26,525	39,227
Wilson Bayly Holmes-Ovcon, Ltd.	4,673	38,115
Woolworths Holdings, Ltd.	81,116	658,939
Zeder Investments, Ltd.	53,651	36,378

		36,813,020

UNITED ARAB EMIRATES — 9.2%
Abu Dhabi Commercial Bank PJSC	176,919	370,413
Air Arabia PJSC	249,308	109,960
Ajman Bank PJSC (a)	28,553	14,615
Al Waha Capital PJSC	103,881	69,575
Aldar Properties PJSC	342,893	253,929
Arabtec Holding PJSC (a)	246,549	176,540
Bank of Sharjah	28,546	12,357
DAMAC Properties Dubai Co. PJSC (a)	150,000	125,784
Dana Gas PJSC (a)	371,875	46,574
Deyaar Development PJSC (a)	157,340	34,656
DP World, Ltd.	18,098	387,297
Dubai Financial Market PJSC	174,441	94,037
Dubai Investments PJSC	154,526	122,428
Dubai Islamic Bank PJSC	107,765	200,687
Emaar Malls Group PJSC (a)	205,715	187,067
Emaar Properties PJSC	382,493	820,606
Eshraq Properties Co. PJSC (a)	124,092	26,015
First Gulf Bank PJSC	122,654	507,587
Gulf Pharmaceutical Industries	20,396	14,160
National Bank of Abu Dhabi PJSC	141,998	425,265
National Bank of Ras Al-Khaimah PSC	36,551	76,128
RAK Properties PJSC	106,745	18,891
Ras Al Khaimah Ceramics	38,290	33,881
Union National Bank PJSC	119,991	222,148
Union Properties PJSC	101,080	33,575

		4,384,175

TOTAL COMMON STOCKS —
(Cost $53,681,281)		47,736,554

SHORT TERM INVESTMENTS — 5.6%
UNITED STATES — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,355,462	2,355,462
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	347,277	347,277

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,702,739)		2,702,739

TOTAL INVESTMENTS — 105.4%
(Cost $56,384,020)		50,439,293
OTHER ASSETS & LIABILITIES — (5.4)%		(2,605,545)

NET ASSETS — 100.0%		$47,833,748

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	A portion of the security was on loan at June 30, 2015.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PSC = Public Stock Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.1%
Media	14.3
Wireless Telecommunication Services	8.4
Diversified Financial Services	7.1
Real Estate Management & Development	4.7
Oil, Gas & Consumable Fuels	4.6
Insurance	4.6
Household Durables	3.8
Metals & Mining	3.5
Real Estate Investment Trusts	3.4
Industrial Conglomerates	2.9
Food & Staples Retailing	2.7
Food Products	2.7
Specialty Retail	2.6
Health Care Providers & Services	2.4
Capital Markets	2.1
Pharmaceuticals	2.1
Multiline Retail	1.4
Diversified Telecommunication Services	1.3
Paper & Forest Products	1.0
Construction & Engineering	0.9
Transportation Infrastructure	0.8
Distributors	0.7
Chemicals	0.6
Hotels, Restaurants & Leisure	0.6
Marine	0.5
Containers & Packaging	0.4
Trading Companies & Distributors	0.4
Multi-Utilities	0.4
Construction Materials	0.4
Energy Equipment & Services	0.2
IT Services	0.2
Airlines	0.2
Electronic Equipment, Instruments & Components	0.2
Electrical Equipment	0.2
Tobacco	0.1
Building Products	0.1
Beverages	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0 **
Textiles, Apparel & Luxury Goods	0.0 **
Short Term Investments	5.6
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.6%
Abacus Property Group	10,840	$24,328
Alumina, Ltd.	276,347	324,972
Amcor, Ltd.	83,014	875,398
AMP, Ltd.	157,775	730,020
Ansell, Ltd.	24,855	460,205
APA Group	109,634	694,341
Aristocrat Leisure, Ltd.	94,292	554,417
Arrium, Ltd. (a)	158,537	16,450
Australia & New Zealand Banking Group, Ltd.	120,695	2,987,071
BHP Billiton, Ltd.	134,065	2,787,296
Billabong International, Ltd. (b)	122,092	53,958
BlueScope Steel, Ltd.	35,875	82,721
Brambles, Ltd.	112,757	918,649
Bunnings Warehouse Property Trust (a)	173,063	407,030
carsales.com, Ltd. (a)	15,394	120,566
Commonwealth Bank of Australia	69,677	4,559,030
Computershare, Ltd.	72,779	655,033
CSL, Ltd.	25,054	1,665,110
CSR, Ltd.	101,356	283,564
Dexus Property Group	19,843	111,335
DUET Group (a)	53,066	94,217
Fairfax Media, Ltd.	104,153	65,242
Fortescue Metals Group, Ltd. (a)	72,628	106,620
Goodman Group (a)	31,720	152,863
GWA Group, Ltd. (a)	92,976	162,932
Harvey Norman Holdings, Ltd.	190,305	659,670
Hills, Ltd.	96,440	33,726
Iluka Resources, Ltd. (a)	22,438	132,448
Ingenia Communities Group	340,331	112,479
Insurance Australia Group, Ltd.	180,401	773,702
Lend Lease Group	70,902	819,064
Macquarie Group, Ltd.	20,092	1,257,037
Mirvac Group	76,368	108,588
National Australia Bank, Ltd.	103,994	2,662,461
Newcrest Mining, Ltd. (b)	36,904	369,305
Orica, Ltd. (a)	12,940	211,644
Origin Energy, Ltd.	79,526	731,650
Orora, Ltd.	79,898	128,346
OZ Minerals, Ltd.	20,300	62,098
Perpetual, Ltd.	12,869	478,334
QBE Insurance Group, Ltd.	57,280	601,827
REA Group, Ltd. (a)	2,224	67,024
Recall Holdings, Ltd.	24,373	129,820
Rio Tinto, Ltd.	25,241	1,042,762
Santos, Ltd.	66,020	397,317
Scentre Group	173,467	499,975
Seek, Ltd.	15,006	162,163
Sonic Healthcare, Ltd.	52,269	858,517
South32, Ltd. (b)(c)	79,845	107,992
South32, Ltd. (a)(b)(c)	134,065	184,446
Stockland (a)	40,245	126,822
Suncorp Group, Ltd.	112,967	1,166,079
Sydney Airport	219,501	840,168
Tatts Group, Ltd.	244,163	698,109
Telstra Corp., Ltd.	183,752	867,163
TPG Telecom, Ltd.	15,365	105,932
Transurban Group	57,110	408,221
Treasury Wine Estates, Ltd.	46,851	179,688
Wesfarmers, Ltd.	50,125	1,503,673
Westfield Corp.	85,546	599,646
Westpac Banking Corp.	135,953	3,359,465
Woodside Petroleum, Ltd.	38,915	1,023,822
Woolworths, Ltd. (a)	68,487	1,419,150
WorleyParsons, Ltd. (a)	20,978	167,848

		43,951,549

AUSTRIA — 0.2%
Andritz AG	1,514	83,754
Erste Group Bank AG (b)	14,938	424,004
OMV AG	14,849	408,325
Voestalpine AG (a)	13,224	550,027

		1,466,110

BELGIUM — 1.2%
Aedifica SA	2,458	137,757
Ageas	19,591	754,277
Anheuser-Busch InBev NV	37,532	4,495,451
Bekaert NV (a)	4,152	117,088
Delhaize Group	7,160	590,826
Gimv NV	12,786	609,807
KBC Groep NV	11,399	761,284
Solvay SA	637	87,582
UCB SA	9,881	708,896
Umicore SA	17,098	810,222

		9,073,190

CANADA — 8.0%
AGF Management, Ltd.	28,103	131,910
Agnico-Eagle Mines, Ltd.	9,660	274,375
Agrium, Inc. (a)	10,325	1,094,734
Alamos Gold, Inc.	10,350	58,612
Alimentation Couche-Tard, Inc. (Class B)	10,651	455,832
Amaya, Inc. (a)(b)	7,823	214,428
ARC Resources, Ltd. (a)	15,742	269,838
Argonaut Gold, Inc. (b)	14,758	19,859
Athabasca Oil Corp. (b)	14,470	23,644
Avigilon Corp. (a)(b)	2,874	38,767
B2Gold Corp. (b)	46,876	71,715
Badger Daylighting, Ltd. (a)	2,780	58,319
Bank of Montreal	25,465	1,509,604
Bank of Nova Scotia (a)	50,533	2,609,526
Bankers Petroleum, Ltd. (b)	23,578	58,546
Barrick Gold Corp.	50,867	543,934
BCE, Inc.	11,562	491,393
BlackBerry, Ltd. (a)(b)	27,263	222,961
Bombardier, Inc. (Class B)	101,296	182,559
Brookfield Asset Management, Inc. (Class A)	45,939	1,605,814
CAE, Inc.	12,177	145,037
Cameco Corp. (a)	28,143	402,832
Canadian Energy Services & Technology Corp. (a)	13,224	76,265
Canadian Imperial Bank of Commerce (a)	18,759	1,383,428
Canadian National Railway Co.	45,964	2,653,022
Canadian Natural Resources, Ltd.	55,093	1,495,977
Canadian Oil Sands, Ltd.	29,228	236,455
Canadian Pacific Railway, Ltd. (a)	8,401	1,345,963

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Canadian Solar, Inc. (a)(b)	1,916	$54,798
Canadian Tire Corp., Ltd. (Class A)	3,536	378,340
Canadian Western Bank (a)	18,712	431,210
Catamaran Corp. (b)	7,769	474,995
CCL Industries, Inc. (Class B)	1,052	129,093
Cenovus Energy, Inc.	32,429	518,729
CGI Group, Inc. (Class A) (b)	17,920	701,183
Constellation Software, Inc.	857	340,384
Crescent Point Energy Corp. (a)	30,029	616,479
CT Real Estate Investment Trust	12,305	119,260
Detour Gold Corp. (b)	8,146	93,763
Dollarama, Inc.	2,895	175,539
Eldorado Gold Corp.	27,864	115,612
Enbridge, Inc. (a)	37,333	1,746,662
Encana Corp. (a)	39,812	439,114
Enerplus Corp. (a)	6,612	58,046
Exchange Income Corp. (a)	6,036	97,760
Fairfax Financial Holdings, Ltd.	1,608	793,252
Finning International, Inc.	5,853	110,126
Firm Capital Mortgage Investment Corp. (a)	24,541	248,074
First Majestic Silver Corp. (a)(b)	11,596	56,194
First Quantum Minerals, Ltd.	36,886	482,477
Fortis, Inc.	10,526	295,768
Franco-Nevada Corp. (a)	7,188	342,977
Gildan Activewear, Inc.	26,729	888,290
Goldcorp, Inc. (a)	39,558	642,269
Gran Tierra Energy, Inc. (b)	21,084	63,162
Great-West Lifeco, Inc.	12,798	372,730
HNZ Group, Inc.	8,146	130,498
Home Capital Group, Inc. (a)	2,866	99,356
Husky Energy, Inc. (a)	29,189	558,553
IAMGOLD Corp. (b)	35,624	71,336
Imperial Oil, Ltd. (a)	25,417	982,314
Innergex Renewable Energy, Inc. (a)	21,281	181,028
Intact Financial Corp.	5,947	413,425
InterOil Corp. (b)	1,916	115,343
K-Bro Linen, Inc. (a)	5,853	248,382
Kinross Gold Corp. (b)	46,296	107,911
Linamar Corp.	2,110	137,101
Loblaw Cos., Ltd. (a)	9,859	498,142
Lundin Mining Corp. (b)	31,161	128,044
MacDonald, Dettwiler & Associates, Ltd.	1,916	140,072
Magna International, Inc.	32,221	1,809,197
Manulife Financial Corp.	87,669	1,629,859
Methanex Corp.	3,544	197,916
National Bank of Canada	15,793	593,542
New Gold, Inc. (b)	25,219	67,671
Open Text Corp.	4,607	187,203
Pacific Rubiales Energy Corp.	14,732	55,579
Parex Resources, Inc. (b)	15,339	128,639
Pembina Pipeline Corp. (a)	12,988	419,981
Pengrowth Energy Corp. (a)	19,365	48,395
Penn West Petroleum, Ltd. (a)	21,543	37,100
Peyto Exploration & Development Corp. (a)	5,560	135,966
Potash Corp. of Saskatchewan, Inc.	45,199	1,400,374
Power Corp. of Canada	15,742	402,739
Power Financial Corp. (a)	13,112	376,729
Precision Drilling Corp. (a)	13,047	87,785
Pure Industrial Real Estate Trust	35,464	133,794
Redknee Solutions, Inc. (a)(b)	20,117	76,378
Restaurant Brands International, Inc.	7,311	280,330
Richelieu Hardware, Ltd.	12,601	634,163
Rogers Communications, Inc. (Class B)	23,787	844,058
Royal Bank of Canada	67,063	4,102,905
Russel Metals, Inc.	27,864	507,308
Saputo, Inc.	11,085	268,235
Secure Energy Services, Inc. (a)	8,057	82,477
SEMAFO, Inc. (a)(b)	19,459	52,371
Shaw Communications, Inc. (Class B) (a)	34,368	748,776
Sherritt International Corp. (a)	40,029	67,012
Silver Wheaton Corp.	16,824	291,753
Sirius XM Canada Holdings, Inc.	534	2,280
SNC-Lavalin Group, Inc.	8,390	281,985
Stantec, Inc. (a)	3,256	95,193
Sun Life Financial, Inc.	32,585	1,088,385
Suncor Energy, Inc.	76,712	2,113,735
Tahoe Resources, Inc.	6,036	73,199
Teck Resources, Ltd. (Class B)	29,930	296,795
TELUS Corp.	19,842	683,889
Thomson Reuters Corp.	17,883	681,257
TMX Group, Ltd.	2,067	87,998
Toronto-Dominion Bank	83,021	3,527,121
Tourmaline Oil Corp. (b)	5,366	161,266
TransCanada Corp. (a)	37,402	1,520,706
Trinidad Drilling, Ltd. (a)	9,597	31,056
Turquoise Hill Resources, Ltd. (b)	40,177	152,862
Valeant Pharmaceuticals International, Inc. (b)	14,200	3,151,423
West Fraser Timber Co., Ltd.	1,743	95,816
Westjet Airlines, Ltd.	6,430	134,631
Yamana Gold, Inc.	49,314	148,521
Yellow Pages, Ltd. (b)	4,752	70,912

		62,340,405

CHINA — 0.3%
China Everbright Water, Ltd. (a)(b)	103,300	75,567
Dah Sing Banking Group, Ltd.	121,325	265,419
Dah Sing Financial Holdings, Ltd.	60,885	399,353
ENN Energy Holdings, Ltd.	38,000	229,150
Hongkong Land Holdings, Ltd.	94,300	773,260
Sino Land Co., Ltd.	326,897	546,476

		2,289,225

DENMARK — 1.4%
AP Moeller — Maersk A/S (Class B)	549	993,813
Carlsberg A/S (Class B)	2,263	205,334
Coloplast A/S (Class B)	3,658	239,904
Danske Bank A/S	42,254	1,242,004
DSV A/S	25,871	837,727
FLSmidth & Co. A/S (a)	7,751	372,772
Genmab A/S (b)	2,263	196,715
GN Store Nord A/S	23,988	495,861
Jyske Bank A/S (b)	1,984	99,625
Novo Nordisk A/S (Class B)	82,683	4,502,595
Novozymes A/S (Class B)	9,226	438,336
Pandora A/S	2,728	292,956
SimCorp A/S	10,856	432,113
TDC A/S	11,020	80,766

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Vestas Wind Systems A/S	11,397	$568,548

		10,999,069

FINLAND — 0.8%
Amer Sports Oyj	5,682	151,308
Caverion Corp.	11,066	110,105
Elisa Oyj	6,433	203,776
Fortum Oyj	18,929	336,186
Kemira Oyj (a)	17,997	204,333
Kesko Oyj (Class B)	3,165	110,060
Kone Oyj (Class B) (a)	8,061	326,929
Konecranes Oyj (a)	2,904	84,547
Lassila & Tikanoja Oyj	1,565	26,871
Metso Oyj	11,615	318,877
Neste Oyj (a)	10,313	262,678
Nokia Oyj	167,011	1,133,249
Sampo Oyj (Class A)	25,694	1,209,544
Sanoma Oyj (a)	15,830	82,016
Stockmann Oyj Abp (Class B) (a)(b)	16,569	114,644
Stora Enso Oyj	35,145	362,021
Tikkurila Oyj	7,755	154,062
UPM-Kymmene Oyj	29,161	515,635
Valmet Oyj	11,375	127,754
Wartsila Oyj Abp	8,482	397,116
YIT Oyj (a)	16,379	116,979

		6,348,690

FRANCE — 7.3%
Accor SA	14,667	739,801
Air Liquide SA	13,815	1,746,299
Albioma SA	13,103	198,843
Alcatel-Lucent (b)	136,889	498,441
Alstom SA (b)	12,956	367,385
Arkema SA	1,784	128,467
Atos SE	3,429	255,903
AXA SA	84,342	2,126,628
BNP Paribas SA	43,071	2,598,642
Bollore SA	21,950	116,781
Bourbon SA (a)	14,317	232,899
Bouygues SA	13,628	509,206
Bureau Veritas SA	9,402	216,428
Cap Gemini SA	11,996	1,060,855
Carrefour SA	35,190	1,126,074
Casino Guichard-Perrachon SA	5,873	444,644
CGG SA (b)	14,272	79,748
Christian Dior SE	2,427	473,499
Compagnie de Saint-Gobain	27,239	1,222,182
Compagnie Generale des Etablissements Michelin	8,172	855,802
Credit Agricole SA	50,368	748,641
Danone SA	25,697	1,660,346
Dassault Systemes	4,333	314,871
Edenred	14,901	367,999
EDF SA	12,902	287,508
Essilor International SA	12,917	1,539,957
Eutelsat Communications SA	3,459	111,574
Faurecia	2,329	95,728
GDF Suez	68,503	1,270,065
Gecina SA	1,561	192,276
Groupe Eurotunnel SE	17,119	247,771
Hermes International	1,135	423,141
Hi-Media SA (b)	72,466	88,008
HiPay Group SA (b)	72,466	96,083
Iliad SA	930	206,050
Ingenico Group	2,091	245,327
Kering	4,859	867,036
L’Oreal SA	10,991	1,959,387
Lafarge SA	9,836	649,227
Lagardere SCA	13,050	380,374
Legrand SA	11,497	645,109
LVMH Moet Hennessy Louis Vuitton SE	12,110	2,120,419
Natixis SA	19,641	141,261
Nexans SA (b)	4,099	153,432
Numericable-SFR (b)	9,122	483,235
Orange SA	87,690	1,349,295
Pernod Ricard SA (a)	8,795	1,015,217
Peugeot SA (b)	19,230	395,204
Plastic Omnium SA	3,015	76,777
Publicis Groupe SA	13,372	988,107
Renault SA	10,738	1,117,703
Rexel SA	11,843	190,806
Safran SA	14,362	972,770
Sanofi	50,534	4,968,351
Schneider Electric SE	25,201	1,738,930
SCOR SE	7,683	270,894
Societe Generale SA	34,947	1,630,332
Societe Television Francaise 1	4,980	85,839
Sodexo SA	4,248	403,167
Suez Environnement Co.	4,705	87,468
Technicolor SA	17,408	113,467
Technip SA	6,439	398,319
Thales SA	1,371	82,733
Total SA	105,837	5,137,930
UBISOFT Entertainment (b)	6,650	118,403
Unibail-Rodamco SE	4,092	1,033,595
Valeo SA	5,371	845,890
Vallourec SA	8,041	164,134
Veolia Environnement SA	36,018	734,001
Vinci SA	27,516	1,590,554
Vivendi SA (a)	53,012	1,336,367
Zodiac Aerospace	5,058	164,560

		57,304,165

GERMANY — 7.0%
Aareal Bank AG	2,112	82,879
adidas AG	12,227	935,241
Allianz SE	21,974	3,420,335
BASF SE	42,724	3,752,075
Bayer AG	39,279	5,494,653
Bayerische Motoren Werke AG	18,472	2,020,692
Beiersdorf AG	4,221	353,386
Bilfinger SE (a)	5,631	212,847
Brenntag AG	2,015	115,466
Commerzbank AG (b)	38,691	494,251
Continental AG	4,639	1,097,072
Daimler AG	49,738	4,524,332
Deutsche Bank AG	55,247	1,658,940
Deutsche Boerse AG	11,434	945,927
Deutsche Lufthansa AG (b)	7,554	97,339
Deutsche Post AG	50,039	1,461,019
Deutsche Telekom AG	141,834	2,441,586
DMG Mori AG	3,006	108,366
E.ON SE	85,339	1,136,262

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Fresenius Medical Care AG & Co. KGaA	13,339	$1,100,406
Fresenius SE & Co. KGaA	23,297	1,493,855
GEA Group AG	16,330	727,977
Hamborner REIT AG (a)	11,927	115,814
HeidelbergCement AG	2,500	198,133
Henkel AG & Co. KGaA	5,277	502,650
Henkel AG & Co. KGaA Preference Shares	8,323	932,913
Hochtief AG	4,112	318,420
Infineon Technologies AG	81,708	1,013,265
K+S AG	8,887	374,143
Lanxess AG	3,877	228,472
Linde AG	7,625	1,443,432
MAN SE	3,975	409,190
Merck KGaA	8,781	874,475
Metro AG	2,799	88,195
MorphoSys AG (b)	916	65,707
MTU Aero Engines AG	1,605	150,878
Muenchener Rueckversicherungs- Gesellschaft AG	8,513	1,508,144
Norma Group SE	2,076	104,887
OHB SE (a)	4,392	85,393
OSRAM Licht AG	3,338	159,758
Porsche Automobil Holding SE Preference Shares	9,729	819,183
ProSiebenSat.1 Media AG	9,398	463,876
Puma AG Rudolf Dassler Sport (a)	1,664	264,106
Rheinmetall AG	1,808	91,628
RWE AG	22,767	489,202
Salzgitter AG	4,312	154,030
SAP SE	46,460	3,240,535
Siemens AG	36,434	3,667,737
Symrise AG	2,221	137,763
ThyssenKrupp AG	21,833	567,655
Volkswagen AG	1,622	375,091
Volkswagen AG Preference Shares	6,724	1,558,311
Wincor Nixdorf AG	8,442	331,846
Wirecard AG	2,862	109,537

		54,519,275

HONG KONG — 3.0%
AIA Group, Ltd.	521,800	3,415,825
APT Satellite Holdings, Ltd.	149,000	136,458
Bank of East Asia, Ltd.	199,382	871,849
Bloomage Biotechnology Corp., Ltd.	24,147	42,609
BOC Hong Kong Holdings, Ltd.	156,500	652,037
Cheung Kong Property Holdings, Ltd. (b)	132,348	1,097,700
China Water Industry Group, Ltd. (b)	748,000	209,371
Chong Hing Bank, Ltd.	1,385	4,234
CK Hutchison Holdings, Ltd.	132,348	1,944,449
CLP Holdings, Ltd.	135,500	1,151,808
Esprit Holdings, Ltd. (a)	149,719	140,207
Galaxy Entertainment Group, Ltd.	110,000	438,436
Hang Lung Group, Ltd.	126,000	555,030
Hang Lung Properties, Ltd.	232,000	689,786
Hang Seng Bank, Ltd.	31,600	617,526
HC International, Inc. (a)(b)	60,000	65,320
Henderson Land Development Co., Ltd.	58,300	398,942
HKT Trust/HKT, Ltd.	109,900	129,285
Hong Kong & China Gas Co., Ltd.	302,270	633,973
Hong Kong Exchanges and Clearing, Ltd.	50,226	1,772,557
Hopewell Highway Infrastructure, Ltd.	6,975	3,428
Hopewell Holdings	143,500	525,685
Hysan Development Co., Ltd.	163,841	710,096
Jardine Matheson Holdings, Ltd.	11,629	659,946
Jardine Strategic Holdings, Ltd.	4,000	121,080
Li & Fung, Ltd.	390,000	309,382
Link REIT	110,351	646,231
Melco Crown Entertainment, Ltd. ADR (a)	6,167	121,058
Melco International Development, Ltd. (a)	34,000	48,067
MTR Corp., Ltd.	60,500	281,720
New World Development Co., Ltd.	531,252	694,855
Noble Group, Ltd. (a)	210,500	118,812
Pacific Basin Shipping, Ltd. (a)	542,000	182,472
Power Assets Holdings, Ltd.	57,500	524,376
Sands China, Ltd.	107,600	362,250
SJM Holdings, Ltd. (a)	57,000	61,760
Sun Hung Kai Properties, Ltd.	75,509	1,223,330
Swire Pacific, Ltd.	25,500	320,536
Techtronic Industries Co., Ltd.	55,500	181,837
Wharf Holdings, Ltd.	83,000	552,438
Wheelock & Co., Ltd.	137,000	699,796
Wynn Macau, Ltd. (a)	45,600	76,112

		23,392,669

IRELAND — 0.6%
Aer Lingus Group PLC	43,615	117,116
Bank of Ireland (b)	1,143,013	461,023
C&C Group PLC	16,501	64,643
CRH PLC	40,717	1,148,689
DCC PLC	3,601	283,165
FleetMatics Group PLC (a)(b)	2,256	105,648
Glanbia PLC	5,185	101,851
Grafton Group PLC	9,173	111,949
Green REIT PLC	164,740	269,089
Greencore Group PLC	21,974	108,514
Irish Bank Resolution Corp., Ltd. (b)(d)	5,635	0
James Hardie Industries PLC	17,652	234,986
Kerry Group PLC (Class A)	3,303	244,697
Kingspan Group PLC	17,630	425,278
Paddy Power PLC	1,241	106,290
Ryanair Holdings PLC ADR	5,344	381,294
Smurfit Kappa Group PLC	8,061	221,935
UDG Healthcare PLC	10,293	79,223

		4,465,390

ISRAEL — 0.7%
Bank Hapoalim BM	45,448	244,926
Bank Leumi Le-Israel BM (b)	59,525	251,834
Bezeq The Israeli Telecommunication Corp., Ltd.	89,430	152,432
Check Point Software Technologies, Ltd. (a)(b)	6,067	482,630
Evogene, Ltd. (b)	7,078	62,198
Israel Chemicals, Ltd.	18,507	129,368
Mazor Robotics, Ltd. (b)	6,548	43,550
NICE Systems, Ltd.	2,626	167,066

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,788	$295,999
REIT 1, Ltd.	63,565	180,801
Shufersal, Ltd. (b)	97,796	231,813
Stratasys, Ltd. (b)	1,967	68,707
Strauss Group, Ltd. (b)	27,959	453,433
Teva Pharmaceutical Industries, Ltd. ADR	45,205	2,671,616

		5,436,373

ITALY — 2.0%
A2A SpA (a)	61,578	73,413
Assicurazioni Generali SpA	28,642	515,713
Atlantia SpA	33,890	836,767
Azimut Holding SpA	4,120	120,455
Banca Generali SpA	3,024	106,404
Banca IFIS SpA	8,087	175,525
Banca Monte dei Paschi di Siena SpA (a)(b)	151,877	295,460
Banca Popolare dell’Emilia Romagna SC	22,371	199,406
Banca Popolare di Milano Scarl	257,877	271,811
Banca Popolare di Sondrio Scarl	30,822	150,211
Banco Popolare SC (b)	10,868	178,731
Biesse SpA	26,470	441,213
Brembo SpA	3,709	158,112
Cairo Communication SpA (a)	21,388	111,717
Credito Valtellinese SC (b)	63,588	84,311
Davide Campari-Milano SpA (a)	100,063	760,921
Enel SpA (a)	230,510	1,043,774
ENI SpA	110,160	1,954,025
Esprinet SpA	16,827	135,834
Falck Renewables SpA	191,896	242,033
Finmeccanica SpA (b)	32,568	409,320
Immobiliare Grande Distribuzione SpA	163,933	142,470
Interpump Group SpA	8,297	133,861
Intesa Sanpaolo SpA	568,923	2,061,423
Iren SpA	125,268	171,396
Luxottica Group SpA	2,259	150,138
Mediaset SpA	30,305	145,598
Mediobanca SpA	17,573	172,205
Pirelli & C. SpA	27,856	469,903
Prada SpA (a)	19,000	91,415
Prysmian SpA	7,587	163,828
Recordati SpA	6,563	137,548
Reply SpA	1,624	165,837
Saipem SpA (a)(b)	17,716	187,029
Salvatore Ferragamo SpA (a)	2,841	85,277
SAVE SpA	6,853	96,209
Snam SpA	19,809	94,200
Societa Cattolica di Assicurazioni SCRL	21,027	165,989
Sogefi SpA (b)	16,075	44,490
Telecom Italia SpA (b)	605,375	767,591
UBI Banca SCpA	36,914	295,927
UniCredit SpA	226,113	1,517,909
Unipol Gruppo Finanziario SpA (a)	15,255	77,507
UnipolSai SpA	38,736	95,901
World Duty Free SpA (b)	5,346	59,863
Yoox SpA (b)	3,014	97,455
Zignago Vetro SpA	16,500	96,885

		15,953,010

JAPAN — 22.2%
Acom Co., Ltd. (a)(b)	24,400	93,720
Activia Properties, Inc.	10	84,746
Aderans Co., Ltd.	17,300	149,439
Advance Residence Investment Corp. (a)	38	93,133
Advantest Corp. (a)	22,200	231,135
Aeon Co., Ltd. (a)	55,420	786,926
AEON Financial Service Co., Ltd. (a)	3,500	97,250
AEON REIT Investment Corp. (a)	77	102,885
Ajinomoto Co., Inc.	22,000	476,713
Akita Bank, Ltd. (a)	138,550	448,378
Alconix Corp.	26,200	437,648
Alps Electric Co., Ltd.	8,300	256,058
ANA Holdings, Inc.	36,000	97,704
Aomori Bank, Ltd.	10,101	33,349
Aoyama Trading Co., Ltd.	22,600	914,232
Asahi Group Holdings, Ltd.	32,436	1,031,808
Asahi Kasei Corp.	103,550	850,893
Asics Corp. (a)	8,700	225,028
Astellas Pharma, Inc.	125,400	1,788,793
Atom Corp. (a)	44,600	299,605
Awa Bank, Ltd.	11,550	73,624
Bandai Namco Holdings, Inc.	9,700	187,714
Bank of Iwate, Ltd. (a)	10,255	461,775
Bank of Okinawa, Ltd.	11,755	502,420
Bank of Yokohama, Ltd.	138,550	849,881
Bridgestone Corp. (a)	38,765	1,434,303
Brother Industries, Ltd. (a)	8,500	120,451
Calbee, Inc.	3,700	156,025
Can Do Co., Ltd. (a)	5,300	67,958
Canon, Inc. (a)	55,216	1,797,064
Casio Computer Co., Ltd. (a)	31,700	625,891
Central Japan Railway Co.	12,200	2,203,906
Chiba Bank, Ltd.	134,550	1,025,907
Chubu Electric Power Co., Inc.	41,565	619,747
Chugai Pharmaceutical Co., Ltd.	15,980	551,755
Chugoku Electric Power Co., Inc. (a)	6,100	89,034
COLOPL, Inc. (a)	2,000	40,420
Colowide Co., Ltd. (a)	52,900	801,941
COOKPAD, Inc. (a)	6,300	114,297
Credit Saison Co., Ltd. (a)	25,600	548,967
CyberAgent, Inc.	2,900	137,695
Dai-ichi Life Insurance Co., Ltd.	26,200	515,264
Daicel Corp.	11,400	146,454
Daifuku Co., Ltd.	5,300	81,645
Daiichi Sankyo Co., Ltd. (a)	41,565	769,037
Daiken Medical Co., Ltd. (a)	13,100	130,609
Daikin Industries, Ltd.	17,710	1,274,935
Daisan Bank, Ltd.	367,651	597,904
Daishi Bank, Ltd.	141,176	596,478
Daito Trust Construction Co., Ltd.	5,355	554,909
Daiwa House Industry Co., Ltd. (a)	29,200	680,812
Daiwa House REIT Investment Corp.	10	42,169
Daiwa Securities Group, Inc.	106,550	798,657
Daiwahouse Residential Investment Corp. (a)	38	86,239
Dena Co., Ltd. (a)	8,100	159,266
Denso Corp.	27,710	1,380,461

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Dentsu, Inc.	9,300	$481,853
Don Quijote Holdings Co., Ltd.	3,400	144,764
Dowa Holdings Co., Ltd.	22,000	207,837
East Japan Railway Co.	14,000	1,259,674
Ebara Corp.	19,000	92,077
Eighteenth Bank, Ltd.	8,251	25,286
Eisai Co., Ltd.	13,951	936,717
Electric Power Development Co., Ltd.	5,500	194,398
Euglena Co., Ltd. (b)	5,000	70,200
F@N Communications, Inc. (a)	7,900	58,492
FANUC Corp.	9,655	1,978,894
Fast Retailing Co., Ltd.	2,600	1,180,534
Feed One Holdings Co., Ltd.	207,400	228,815
Financial Products Group Co., Ltd. (a)	12,500	95,105
Foster Electric Co., Ltd.	15,500	348,723
Frontier Real Estate Investment Corp. (a)	20	89,568
Fuji Heavy Industries, Ltd.	21,900	806,809
FUJIFILM Holdings Corp.	27,710	990,395
Fujitsu, Ltd.	99,513	556,586
Fukuoka Financial Group, Inc.	138,550	718,990
Fukuoka REIT Corp.	10	17,448
Furukawa Electric Co., Ltd.	107,550	191,606
GLP J-REIT	152	145,211
GMO Internet, Inc.	3,500	46,966
GS Yuasa Corp. (a)	17,000	66,825
GungHo Online Entertainment, Inc. (a)	16,000	62,240
Gurunavi, Inc.	6,000	98,852
Hankyu Hanshin Holdings, Inc.	139,513	824,320
Hankyu REIT, Inc.	175	194,929
Heiwa Real Estate REIT, Inc.	398	301,838
Higo Bank, Ltd.	122,550	798,205
Hino Motors, Ltd.	9,000	111,355
Hirose Electric Co., Ltd.	900	128,934
Hitachi Metals, Ltd.	11,000	169,092
Hitachi, Ltd.	239,475	1,578,952
Hokkoku Bank, Ltd.	138,550	508,388
Honda Motor Co., Ltd.	79,475	2,572,960
Hoya Corp.	30,906	1,239,372
Hulic Co., Ltd.	14,500	128,689
Hyakugo Bank, Ltd.	138,550	687,287
Ibiden Co., Ltd.	14,300	241,907
Ichigo Real Estate Investment Corp. (a)	549	397,511
IHI Corp.	45,000	209,619
Iida Group Holdings Co., Ltd.	5,000	79,680
Industrial & Infrastructure Fund Investment Corp.	40	180,771
Infomart Corp.	12,100	152,875
Inpex Corp.	33,500	380,953
Intage Holdings, Inc.	10,500	167,241
Iriso Electronics Co., Ltd.	2,200	156,058
Isuzu Motors, Ltd.	59,100	776,392
ITOCHU Corp. (a)	102,150	1,349,868
Iwatani Corp. (a)	14,000	88,784
J Front Retailing Co., Ltd.	5,100	96,027
Jafco Co., Ltd.	2,100	83,835
Japan Airlines Co., Ltd.	4,000	139,582
Japan Airport Terminal Co., Ltd. (a)	4,800	261,643
Japan Digital Laboratory Co., Ltd.	19,120	267,194
Japan Excellent, Inc.	81	93,600
Japan Exchange Group, Inc.	13,500	438,545
Japan Hotel REIT Investment Corp.	958	638,066
Japan Logistics Fund, Inc.	37	74,445
Japan Prime Realty Investment Corp. (a)	29	90,177
Japan Real Estate Investment Corp.	35	159,032
Japan Retail Fund Investment Corp.	47	94,065
Japan Tissue Engineering Co., Ltd. (b)	2,200	25,135
Japan Tobacco, Inc.	54,800	1,952,808
JFE Holdings, Inc.	27,710	615,161
JGC Corp. (a)	8,000	151,154
JSR Corp. (a)	23,100	408,519
JTEKT Corp.	10,200	193,222
JX Holdings, Inc.	173,400	748,497
Kajima Corp.	99,475	467,439
Kakaku.com, Inc. (a)	11,600	167,983
Kansai Electric Power Co., Inc. (b)	51,200	567,169
Kao Corp.	22,900	1,065,417
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	9,200	171,873
Kawasaki Heavy Industries, Ltd.	46,000	214,653
KDDI Corp.	78,900	1,904,716
Kenedix Office Investment Corp.	42	210,747
Kenedix, Inc. (a)	13,200	50,809
Keyence Corp.	2,000	1,079,721
Kintetsu Group Holdings Co., Ltd. (a)	243,101	828,449
Kirin Holdings Co., Ltd.	26,200	360,995
Kiyo Bank, Ltd.	31,000	473,493
KNT-CT Holdings Co., Ltd. (b)	123,000	162,841
Koito Manufacturing Co., Ltd.	5,000	195,113
Komatsu, Ltd.	51,320	1,030,468
Konami Corp. (a)	4,300	79,980
Konica Minolta Holdings, Inc.	49,075	573,107
Kubota Corp.	75,550	1,198,711
Kurita Water Industries, Ltd.	14,610	340,759
Kyocera Corp.	24,400	1,268,804
Kyoritsu Maintenance Co., Ltd. (a)	14,000	900,421
Kyoto Kimono Yuzen Co., Ltd.	21,900	184,700
Kyushu Electric Power Co., Inc. (a)(b)	17,600	204,241
Leopalace21 Corp. (b)	1,600	9,820
Livesense, Inc. (a)(b)	3,000	15,544
LIXIL Group Corp.	9,500	188,657
M3, Inc. (a)	8,400	169,009
Makita Corp.	5,600	303,878
Marubeni Corp.	140,550	806,671
Matsuya Co., Ltd.	25,600	481,183
Mazda Motor Corp.	19,900	389,982
MCUBS MidCity Investment Corp.	112	342,778
Medipal Holdings Corp.	29,999	489,584
MEIJI Holdings Co., Ltd.	2,600	335,717
Meiko Network Japan Co., Ltd.	25,500	300,919
Milbon Co., Ltd.	11,800	375,606
Minebea Co., Ltd.	16,000	264,259
MISUMI Group, Inc. (a)	50,271	714,020
Mitsubishi Chemical Holdings Corp.	64,800	408,028
Mitsubishi Corp.	81,338	1,789,416
Mitsubishi Electric Corp.	121,550	1,571,463
Mitsubishi Estate Co., Ltd.	56,925	1,226,517
Mitsubishi Gas Chemical Co., Inc.	15,000	84,093
Mitsubishi Heavy Industries, Ltd.	196,101	1,193,449

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Mitsubishi Logistics Corp. (a)	9,000	$118,269
Mitsubishi Motors Corp.	41,400	352,542
Mitsubishi UFJ Financial Group, Inc.	623,924	4,485,991
Mitsui & Co., Ltd.	98,326	1,335,897
Mitsui Chemicals, Inc. (a)	108,550	403,631
Mitsui Fudosan Co., Ltd.	33,000	924,210
Mitsui OSK Lines, Ltd. (a)	115,550	370,168
Mizuho Financial Group, Inc.	1,071,200	2,319,846
Mori Hills REIT Investment Corp.	60	77,669
MS&AD Insurance Group Holdings, Inc.	27,999	872,473
Murata Manufacturing Co., Ltd.	12,500	2,181,997
Musashino Bank, Ltd.	13,855	547,452
Nabtesco Corp.	5,200	130,462
Nachi-Fujikoshi Corp.	15,000	88,506
Nanto Bank, Ltd.	136,550	488,775
NEC Corp.	98,000	297,127
NGK Insulators, Ltd. (a)	12,000	309,402
NGK Spark Plug Co., Ltd. (a)	6,000	166,469
NHK Spring Co., Ltd.	10,000	110,244
Nidec Corp.	13,000	973,685
Nikon Corp. (a)	27,400	317,071
Nintendo Co., Ltd.	4,900	819,703
Nippon Accommodations Fund, Inc.	11	42,520
Nippon Building Fund, Inc. (a)	38	166,453
Nippon Paint Holdings Co., Ltd. (a)	9,400	265,411
Nippon Paper Industries Co., Ltd. (a)	4,200	73,658
Nippon Prologis REIT, Inc.	10	18,420
Nippon Steel & Sumitomo Metal Corp.	449,101	1,164,914
Nippon Suisan Kaisha, Ltd.	87,400	249,990
Nippon Telegraph & Telephone Corp.	28,400	1,028,982
Nippon Yusen K.K. (a)	138,550	386,103
Nissan Motor Co., Ltd.	110,741	1,153,882
Nissei ASB Machine Co., Ltd.	4,300	84,549
Nitori Holding Co., Ltd.	1,700	138,651
Nitto Denko Corp.	9,100	748,139
Nomura Holdings, Inc.	179,385	1,217,645
Nomura Real Estate Residential Fund, Inc.	16	90,353
Nomura Research Institute, Ltd.	3,000	117,436
NSK, Ltd.	17,500	270,441
NTT Data Corp.	10,500	459,077
NTT DoCoMo, Inc.	81,200	1,555,451
Obayashi Corp.	86,550	631,628
Ogaki Kyoritsu Bank, Ltd.	138,550	506,124
OJI Paper Co., Ltd.	23,000	99,996
Oki Electric Industry Co., Ltd.	36,000	75,610
Olympus Corp.	14,700	508,160
Omron Corp.	9,000	391,288
Ono Pharmaceutical Co., Ltd.	4,700	513,537
Oriental Land Co., Ltd. (a)	11,700	747,236
ORIX Corp.	55,300	822,958
Orix JREIT, Inc.	78	112,444
Osaka Gas Co., Ltd.	41,000	161,936
Otsuka Holdings Co., Ltd. (a)	16,900	539,118
Panasonic Corp.	111,050	1,526,013
Pigeon Corp.	9,800	308,740
Rakuten, Inc.	29,800	481,588
Raysum Co., Ltd. (a)	3,300	32,821
Renesas Electronics Corp. (a)(b)	10,200	72,938
Resona Holdings, Inc.	41,600	227,268
Ricoh Co., Ltd. (a)	26,000	269,848
Ringer Hut Co., Ltd.	28,600	607,223
Riso Kyoiku Co., Ltd. (a)(b)	19,406	49,639
Rock Field Co., Ltd. (a)	12,400	295,395
Rohm Co., Ltd.	5,700	382,438
Rohto Pharmaceutical Co., Ltd. (a)	5,901	97,510
Ryohin Keikaku Co., Ltd.	1,000	194,010
San-In Godo Bank, Ltd.	7,550	72,868
Sankyo Seiko Co., Ltd.	50,700	210,067
Sanrio Co., Ltd. (a)	3,900	105,974
Sawai Pharmaceutical Co., Ltd. (a)	1,600	93,229
SBI Holdings, Inc. (a)	8,800	121,250
Secom Co., Ltd.	14,048	912,118
Sega Sammy Holdings, Inc. (a)	5,300	69,301
Seiko Epson Corp.	17,900	317,582
Seino Holdings Co., Ltd.	8,900	99,790
Sekisui Chemical Co., Ltd.	17,000	208,810
Sekisui House SI Residential Investment Corp. (a)	151	157,707
Sekisui House, Ltd.	8,200	130,273
Seria Co., Ltd. (a)	1,900	71,581
Seven & i Holdings Co., Ltd.	41,428	1,780,830
Sharp Corp. (a)(b)	77,000	93,760
Shiga Bank, Ltd.	123,550	666,392
Shikoku Bank, Ltd.	272,101	620,408
Shikoku Electric Power Co., Inc. (a)	9,000	134,818
Shimano, Inc.	2,500	341,192
Shimizu Corp.	89,513	754,202
Shin-Etsu Chemical Co., Ltd.	22,317	1,385,910
Shinsei Bank, Ltd. (a)	79,000	159,466
Shionogi & Co., Ltd.	13,600	527,373
Shiseido Co., Ltd.	10,200	231,566
SMC Corp.	2,200	662,796
SMS Co., Ltd.	8,700	114,967
Softbank Corp.	43,536	2,564,876
Sompo Japan Nipponkoa Holdings, Inc.	28,400	1,042,444
Sony Corp.	45,820	1,296,171
Square Enix Holdings Co., Ltd. (a)	3,400	75,272
Stanley Electric Co., Ltd. (a)	23,773	495,801
Start Today Co., Ltd.	2,700	75,573
Starts Proceed Investment Corp.	51	81,273
Sumitomo Chemical Co., Ltd.	138,550	833,349
Sumitomo Corp.	74,275	864,362
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	58,429
Sumitomo Electric Industries, Ltd.	55,120	854,514
Sumitomo Heavy Industries, Ltd.	24,000	140,040
Sumitomo Metal Mining Co., Ltd.	5,000	76,145
Sumitomo Mitsui Financial Group, Inc.	61,100	2,725,819
Sumitomo Mitsui Trust Holdings, Inc.	236,550	1,083,724
Sumitomo Precision Products Co., Ltd. (a)	46,000	171,798
Sumitomo Realty & Development Co., Ltd.	20,000	701,753
Sun Corp.	3,000	42,782
Sun Frontier Fudousan Co., Ltd. (a)	3,100	25,131
Suruga Bank, Ltd.	8,600	184,630
Suzuki Motor Corp.	13,400	452,817

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sysmex Corp.	5,800	$346,014
T&D Holdings, Inc.	41,800	623,422
Tadano, Ltd.	6,000	89,732
Taiheiyo Cement Corp.	23,000	67,290
Taisei Corp.	83,438	479,360
Taiyo Yuden Co., Ltd.	19,100	268,163
Takeda Pharmaceutical Co., Ltd.	38,165	1,843,610
Takeuchi Manufacturing Co., Ltd.	5,500	315,531
TDK Corp.	10,955	838,870
Teijin, Ltd.	142,550	553,355
Temp Holdings Co., Ltd.	2,700	97,528
Terumo Corp.	28,000	672,055
THK Co., Ltd.	5,400	116,769
Toho Bank, Ltd.	12,101	54,094
Tohoku Electric Power Co., Inc.	43,700	592,119
Tokio Marine Holdings, Inc.	41,565	1,730,332
Tokyo Dome Corp.	77,000	320,296
Tokyo Electric Power Co., Inc. (b)	55,775	304,024
Tokyo Electron, Ltd.	10,355	655,581
Tokyo Gas Co., Ltd.	140,475	746,200
Tokyo Tatemono Co., Ltd.	8,000	111,143
Tokyu Corp.	125,550	841,344
Tokyu Fudosan Holdings Corp.	18,200	140,406
Toray Industries, Inc. (a)	120,550	1,020,141
Toshiba Corp. (a)	234,513	806,848
TOTO, Ltd. (a)	8,000	144,224
Toyo Suisan Kaisha, Ltd.	3,000	109,468
Toyo Tire & Rubber Co., Ltd.	8,000	169,199
Toyota Industries Corp.	2,300	131,198
Toyota Motor Corp.	121,288	8,130,801
Toyota Tsusho Corp.	8,100	217,452
Trend Micro, Inc.	4,500	154,088
Unicharm Corp.	16,500	392,324
United Urban Investment Corp.	55	77,804
Usen Corp. (b)	32,330	93,002
USS Co., Ltd.	44,810	809,301
ValueCommerce Co., Ltd.	4,400	20,136
Warabeya Nichiyo Co., Ltd.	14,100	340,041
West Japan Railway Co.	8,000	512,238
Yahoo! Japan Corp. (a)	47,300	190,955
Yakult Honsha Co., Ltd. (a)	4,200	249,189
Yamada Denki Co., Ltd. (a)	73,580	294,645
Yamagata Bank, Ltd. (a)	125,176	547,290
Yamaha Corp.	9,700	195,799
Yamaha Motor Co., Ltd.	10,800	236,273
Yamanashi Chuo Bank, Ltd.	119,550	565,680
Yamato Holdings Co., Ltd.	14,700	284,654
Yaskawa Electric Corp. (a)	9,600	123,016
Yokogawa Electric Corp. (a)	9,300	119,627
Zenrin Co., Ltd. (a)	26,500	346,937

		173,499,442

LUXEMBOURG — 0.1%
ArcelorMittal (a)	34,402	334,742
COLT Group SA (b)	54,129	160,893
SES SA	14,205	476,953
Tenaris SA (a)	15,808	212,769

		1,185,357

MACAU — 0.0% (e)
MGM China Holdings, Ltd.	21,600	35,329

NETHERLANDS — 2.8%
Aegon NV	118,070	867,201
AerCap Holdings NV (a)(b)	3,449	157,930
Airbus Group SE	26,358	1,709,222
Akzo Nobel NV	14,628	1,063,804
ASML Holding NV	21,806	2,252,262
CNH Industrial NV (a)	42,050	383,250
Constellium NV (Class A) (a)(b)	3,421	40,470
Fiat Chrysler Automobiles NV (b)	45,109	660,422
Fugro NV (b)	5,615	122,998
Gemalto NV (a)	3,034	270,033
Heineken NV	9,159	694,651
ING Groep NV	184,649	3,046,949
Koninklijke Ahold NV	63,051	1,180,224
Koninklijke DSM NV	11,600	672,085
Koninklijke KPN NV	193,170	738,239
Koninklijke Philips NV	52,332	1,330,596
NXP Semiconductor NV (b)	14,487	1,422,623
OCI NV (b)	1,678	47,395
PostNL NV (b)	33,252	147,716
Randstad Holding NV	2,710	176,368
Reed Elsevier NV	10,050	238,231
SBM Offshore NV (a)(b)	17,560	207,980
TNT Express NV (a)	29,083	246,564
Unilever NV	83,338	3,468,606
Wolters Kluwer NV	28,401	843,165

		21,988,984

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	119,361	57,314
Air New Zealand, Ltd.	52,888	91,209
Auckland International Airport, Ltd.	22,182	74,033
DNZ Property Fund, Ltd.	64,570	88,866
Fisher & Paykel Healthcare Corp., Ltd.	102,489	474,796
Fletcher Building, Ltd.	14,998	82,362
Goodman Property Trust	97,906	78,132
Infratil, Ltd.	41,839	89,273
Kiwi Income Property Group, Ltd.	97,260	84,523
Property for Industry, Ltd.	95,915	99,896
Steel & Tube Holdings, Ltd.	62,494	116,228
Vital Healthcare Property Trust	83,711	92,847
Xero, Ltd. (a)(b)	4,522	55,201

		1,484,680

NORWAY — 0.7%
Akastor ASA (a)(b)	5,851	10,337
Aker Solutions ASA	5,851	32,722
DnB ASA	50,673	842,457
DNO ASA (a)(b)	33,613	44,262
Norsk Hydro ASA	84,967	356,932
Opera Software ASA (a)	11,707	100,590
Orkla ASA	81,400	638,370
REC Silicon ASA (a)(b)	127,196	27,226
Schibsted ASA (Class A)	2,942	91,167
Schibsted ASA (Class B) (b)	2,837	85,462
Seadrill, Ltd. (a)	8,244	85,610
Statoil ASA	57,443	1,022,912
Storebrand ASA (b)	47,112	193,658
Telenor ASA	43,181	942,929
TGS Nopec Geophysical Co. ASA (a)	4,784	111,338

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Yara International ASA	14,233	$738,832

		5,324,804

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)(b)	1,915,508	166,472
EDP — Energias de Portugal SA	144,720	549,046
Mota-Engil SGPS SA (a)	22,828	58,042
NOS SGPS SA	54,124	432,628
Pharol SGPS SA (b)	62,598	27,550

		1,233,738

SINGAPORE — 1.3%
AIMS AMP Capital Industrial REIT	123,098	136,674
Ascendas Hospitality Trust	175,700	91,993
Ascendas REIT	88,000	160,772
Cache Logistics Trust	141,000	120,947
CapitaLand, Ltd.	274,000	712,217
China New Town Development Co., Ltd. (b)	1,676,400	89,640
City Developments, Ltd.	20,100	145,992
Cosco Corp. Singapore, Ltd. (a)	559,700	199,522
Croesus Retail Trust	242,000	168,043
DBS Group Holdings, Ltd.	76,816	1,180,337
Flextronics International, Ltd. (a)(b)	57,798	653,695
Genting Singapore PLC (a)	556,900	370,164
Global Logistic Properties, Ltd.	73,500	138,103
IGG, Inc. (a)	60,000	43,960
Jardine Cycle & Carriage, Ltd. (a)	3,000	73,747
Keppel Corp., Ltd. (a)	145,875	890,526
Keppel REIT	37,013	31,474
Lippo Malls Indonesia Retail Trust	822,800	223,039
Oversea-Chinese Banking Corp., Ltd. (a)	120,444	910,598
Oxley Holdings, Ltd.	168,800	55,159
SembCorp Industries, Ltd. (a)	37,700	108,914
Singapore Airlines, Ltd.	19,900	158,579
Singapore Exchange, Ltd.	137,000	796,665
Singapore Telecommunications, Ltd.	143,000	447,107
Sino Grandness Food Industry Group, Ltd. (a)(b)	211,500	54,191
Soilbuild Business Space REIT	211,500	133,513
Tiger Airways Holdings, Ltd. (b)	569,149	122,579
United Overseas Bank, Ltd.	48,312	827,744
UOL Group, Ltd.	172,728	887,692
Wilmar International, Ltd.	136,000	331,289

		10,264,875

SOUTH KOREA — 4.2%
AmorePacific Corp.	1,140	427,200
Asiana Airlines, Inc. (b)	34,506	196,125
Bioland, Ltd. (a)	11,994	430,104
BNK Financial Group, Inc.	11,512	146,551
Celltrion, Inc. (a)	3,633	254,045
CJ CGV Co., Ltd.	5,048	579,268
Coway Co., Ltd.	1,758	144,051
Credu Corp.	5,944	293,084
Crown Confectionery Co., Ltd.	682	391,304
Dae Han Flour Mills Co., Ltd.	1,909	385,069
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,914	46,668
Digitech Systems Co., Ltd. (b)(d)	19,094	0
Dongkuk Industries Co., Ltd.	68,776	227,517
Dongwon F&B Co., Ltd.	996	337,521
Dongwon Industries Co., Ltd. (a)	1,110	296,544
DY Corp.	10,170	57,531
DY POWER Corp. (b)	5,444	50,514
E-Mart Co., Ltd.	769	159,253
Genic Co., Ltd. (b)	6,445	248,162
GS Home Shopping, Inc.	995	187,234
Haesung Industrial Co., Ltd.	3,081	78,168
Hana Financial Group, Inc.	11,200	291,685
Hana Tour Service, Inc.	3,446	393,890
Hancom, Inc.	8,110	130,871
Hankook Shell Oil Co., Ltd.	403	175,948
Hankook Tire Co., Ltd.	1,846	69,507
Hanssem Co., Ltd.	2,051	516,680
Harim Co., Ltd. (a)(b)	30,567	129,755
Hotel Shilla Co., Ltd.	4,112	411,034
Huons Co., Ltd.	4,118	404,620
Hyundai Elevator Co., Ltd. (b)	2,321	157,098
Hyundai Engineering Plastics Co., Ltd. (a)	48,129	338,709
Hyundai Glovis Co., Ltd.	668	120,970
Hyundai Heavy Industries Co., Ltd. (b)	1,727	171,856
Hyundai Hy Communications & Networks Co., Ltd.	48,511	190,921
Hyundai Mobis Co., Ltd.	2,601	494,340
Hyundai Motor Co.	3,623	441,730
Hyundai Motor Co. Preference Shares	1,111	104,581
Hyundai Securities Co., Ltd.	53,063	431,468
Hyundai Steel Co.	2,306	139,958
INFINITT Co., Ltd. (a)(b)	16,576	176,095
Infraware, Inc. (b)	11,062	52,759
Interpark Holdings Corp.	10,831	90,691
Jenax, Inc. (a)(b)	17,421	104,640
JoyCity Corp. (a)(b)	3,853	107,426
Kangwon Land, Inc.	4,005	132,848
KB Capital Co., Ltd.	4,973	100,980
KB Financial Group, Inc.	14,572	482,054
KCC Corp.	186	81,874
Kia Motors Corp.	9,499	385,768
KIWOOM Securities Co., Ltd.	7,523	498,408
Koh Young Technology, Inc.	12,625	465,182
Korea Electric Power Corp. ADR	31,747	646,369
Korea Zinc Co., Ltd.	655	320,028
Korean Air Lines Co., Ltd. (b)	3,013	109,397
KT Corp. ADR	29,833	377,984
KT&G Corp.	4,619	392,974
Ktis Corp. (a)	27,341	171,578
KyungDong City Gas Co., Ltd.	1,768	191,786
LG Chem, Ltd.	916	228,702
LG Chem, Ltd. Preference Shares	825	139,047
LG Display Co., Ltd. ADR (a)	41,484	480,800
LG Electronics, Inc.	5,434	229,938
LG Household & Health Care, Ltd.	439	304,618
LG Uplus Corp.	10,163	89,836
Lotte Chemical Corp.	623	161,412
Lotte Food Co., Ltd.	416	337,887
Lotte Shopping Co., Ltd.	234	49,194
Medy-Tox, Inc.	769	384,000
Modetour Network, Inc.	11,678	347,581
Muhak Co., Ltd. (b)	10,135	573,328
NAVER Corp.	1,373	780,386

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

NCSoft Corp.	728	$129,551
Nexon GT Co., Ltd. (b)	9,791	121,131
NHN Entertainment Corp. (a)(b)	555	29,654
OCI Co., Ltd. (a)	649	52,365
Orion Corp.	136	127,776
Ottogi Corp.	357	254,120
POSCO ADR (a)	20,392	1,001,043
S1 Corp.	1,666	117,245
Sajo Industries Co., Ltd. (a)(b)	6,566	520,948
Samchuly Bicycle Co., Ltd.	6,878	158,161
Samsung C&T Corp.	3,988	236,681
Samsung Electronics Co., Ltd. GDR	11,790	6,726,195
Samsung Engineering Co., Ltd. (b)	1,351	38,273
Samsung Fire & Marine Insurance Co., Ltd.	1,197	315,494
Samsung Heavy Industries Co., Ltd.	6,627	101,296
Samsung Life Insurance Co., Ltd.	3,505	337,790
Samsung SDI Co., Ltd.	1,361	135,435
Shinhan Financial Group Co., Ltd.	18,093	673,956
Shinsegae Food Co., Ltd.	2,500	412,390
SK C&C Co., Ltd.	714	176,988
SK Hynix, Inc.	22,248	843,687
SK Innovation Co., Ltd. (b)	5,198	568,520
SK Telecom Co., Ltd. ADR (a)	24,868	616,478
SNU Precision Co., Ltd. (b)	11,700	49,299
Woori Bank	7,947	69,820

		32,861,400

SPAIN — 2.8%
Abengoa SA (Class A) (a)	14,859	49,254
Abertis Infraestructuras SA	18,863	309,162
Acciona SA (a)(b)	3,434	259,146
Acerinox SA	27,863	385,268
ACS, Actividades de Construccion y Servicios SA	17,256	554,785
Amadeus IT Holding SA (Class A)	12,113	482,560
Atresmedia Corp. de Medios de Comunicaion SA	9,680	149,918
Banco Bilbao Vizcaya Argentaria SA	206,531	2,023,187
Banco de Sabadell SA (a)	194,215	468,493
Banco Popular Espanol SA (a)	77,462	375,095
Banco Santander SA	604,937	4,222,066
Bankia SA (a)	126,638	160,572
Bankinter SA	34,774	256,842
CaixaBank SA	42,607	197,297
Distribuidora Internacional de Alimentacion SA (a)	32,526	248,247
Ebro Puleva SA	4,369	84,507
Enagas SA (a)	32,482	882,890
Faes Farma SA (c)	103,469	266,885
Ferrovial SA	44,889	972,798
Gamesa Corp. Tecnologica SA (b)	25,355	399,180
Gas Natural SDG SA (a)	3,948	89,473
Grifols SA (a)	8,681	349,463
Iberdrola SA	269,804	1,816,319
Inditex SA	33,287	1,081,311
Indra Sistemas SA (a)	21,193	217,809
International Consolidated Airlines Group SA (b)	28,591	222,442
Let’s GOWEX SA (a)(b)(d)	4,019	0
Mediaset Espana Comunicacion SA	40,573	531,402
NH Hotel Group SA (b)	36,029	206,739
Red Electrica Corp. SA (a)	12,482	999,667
Repsol SA	52,321	918,163
Sacyr SA (a)(b)	20,683	78,261
Telefonica SA	156,425	2,222,181
Zeltia SA (b)	44,751	183,241

		21,664,623

SWEDEN — 2.7%
AddTech AB (Class B)	8,317	126,547
Alfa Laval AB (a)	35,298	620,666
Assa Abloy AB (Class B)	74,467	1,400,940
Atlas Copco AB (Class A)	27,653	773,184
Atlas Copco AB (Class B)	16,933	421,412
Bilia AB (Class A)	6,368	113,392
BillerudKorsnas AB	7,527	118,200
Boliden AB	31,876	580,472
Concentric AB	7,000	82,886
Electrolux AB (Series B)	20,464	640,741
Elekta AB (Class B) (a)	11,063	69,331
Eniro AB (a)(b)	13,881	1,892
Getinge AB (Class B)	3,762	90,451
Hennes & Mauritz AB (Class B)	43,209	1,662,225
Hexagon AB, (Class B)	8,544	309,324
Hexpol AB	13,260	136,555
Investor AB (Class B)	15,739	585,933
JM AB	3,510	95,602
Kinnevik Investment AB (Class B) (a)	13,674	431,932
KNOW IT AB	16,230	103,669
Lagercrantz AB (Class B)	7,197	148,320
Lundin Petroleum AB (a)(b)	9,655	165,232
Meda AB (Class A)	9,320	129,621
NetEnt AB (b)	10,033	389,349
Nibe Industrier AB (Class B) (a)	3,489	94,568
Nordea Bank AB	106,333	1,325,078
Opus Group AB (a)	62,416	58,674
Orexo AB (a)(b)	4,673	38,296
Qliro Group AB (a)(b)	48,777	72,012
Saab AB	4,228	103,286
Sandvik AB	65,223	720,420
Securitas AB (Class B)	58,140	767,960
Skandinaviska Enskilda Banken AB (Class A)	73,625	940,554
Skanska AB (Class B)	49,289	997,958
SKF AB (Class A)	11,126	253,025
Svenska Cellulosa AB (Class B)	20,886	530,614
Svenska Handelsbanken AB (Class A)	63,086	919,965
Swedbank AB (Class A)	26,837	625,199
Swedish Match AB	6,705	190,544
Swedish Orphan Biovitrum AB (b)	9,340	123,820
Tele2 AB (Class B)	33,066	384,159
Telefonaktiebolaget LM Ericsson (Class B)	160,044	1,656,858
TeliaSonera AB	107,391	631,727
Tethys Oil AB	13,075	87,456
Volvo AB (Class A)	95,333	1,181,107

		20,901,156

SWITZERLAND — 7.3%
ABB, Ltd.	115,291	2,415,492
Actelion, Ltd.	4,548	665,739
Adecco SA	12,693	1,030,869
Aryzta AG (b)	1,596	78,728

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Cie Financiere Richemont SA	17,704	$1,440,682
Clariant AG (b)	39,972	819,500
Coca-Cola HBC AG (b)	7,372	158,605
Comet Holding AG (b)	221	183,979
Credit Suisse Group AG	53,931	1,483,095
Geberit AG	1,626	542,319
Givaudan SA	193	334,144
Holcim, Ltd.	15,017	1,108,740
Julius Baer Group, Ltd.	13,955	783,200
Kuehne + Nagel International AG	5,112	678,828
Leonteq AG (b)	1,942	337,468
Lindt & Spruengli AG	2	125,151
Logitech International SA	7,121	104,390
Lonza Group AG (b)	6,334	846,521
Meyer Burger Technology AG (a)(b)	5,284	45,459
Nestle SA	143,272	10,348,146
Novartis AG	116,212	11,458,922
Partners Group Holding AG	465	139,070
PSP Swiss Property AG (b)	1,656	141,758
Roche Holding AG	33,438	9,374,304
SGS SA	475	867,102
Sonova Holding AG	646	87,373
STMicroelectronics NV (a)	34,613	283,073
Sulzer AG	3,560	366,266
Swatch Group AG	2,491	970,492
Swiss Life Holding AG	3,596	823,823
Swiss Re AG	14,810	1,311,356
Syngenta AG	4,918	1,999,722
Temenos Group AG (b)	4,087	135,351
U-Blox AG (b)	772	156,292
UBS Group AG	166,791	3,539,100
Youlchon Chemical Co., Ltd.	10,153	112,412
Zurich Insurance Group AG	7,195	2,191,105

		57,488,576

UNITED KINGDOM — 16.9%
3i Group PLC	87,731	712,639
Aberdeen Asset Management PLC	47,365	300,943
Afren PLC (a)(b)	55,933	1,610
Aggreko PLC	9,187	207,912
Amec Foster Wheeler PLC	38,556	495,708
Anglo American PLC	65,701	949,068
Antofagasta PLC	14,502	157,256
ARM Holdings PLC	54,722	892,456
Ashtead Group PLC	18,532	320,307
Associated British Foods PLC	11,537	520,921
AstraZeneca PLC	57,367	3,625,986
Aviva PLC	215,124	1,666,254
Avon Rubber PLC	19,416	246,422
Babcock International Group PLC	21,886	371,737
BAE Systems PLC	184,895	1,312,019
Balfour Beatty PLC	113,497	431,784
Barclays PLC	709,291	2,905,883
Barratt Developments PLC	68,036	657,517
BBA Aviation PLC	22,585	107,162
Bellway PLC	4,295	160,223
Berkeley Group Holdings PLC	4,497	236,644
BG Group PLC	154,441	2,573,414
BHP Billiton PLC	79,845	1,568,398
Big Yellow Group PLC	11,777	118,076
BP PLC	850,039	5,616,803
British American Tobacco PLC	82,267	4,418,373
British Land Co. PLC	71,981	898,278
Britvic PLC	9,122	102,934
BT Group PLC	398,835	2,823,870
BTG PLC (b)	15,967	157,699
Bunzl PLC	6,154	168,211
Burberry Group PLC	23,195	573,082
Cable & Wireless Communications PLC	191,111	200,173
Cairn Energy PLC (b)	18,492	49,382
Capita PLC	39,397	767,061
Carnival PLC	13,425	685,978
Centamin PLC	96,144	93,370
Centrica PLC	263,761	1,094,287
Cobham PLC	35,188	145,545
Compass Group PLC	73,488	1,217,001
Croda International PLC	3,178	137,546
CSR PLC	8,115	111,544
Daily Mail & General Trust PLC	9,604	140,318
Darty PLC	37,759	42,162
Diageo PLC	114,791	3,323,591
Direct Line Insurance Group PLC	60,498	319,499
Dixons Carphone PLC	12,882	91,877
Drax Group PLC	16,237	88,916
DS Smith PLC	23,308	141,494
easyJet PLC	10,604	257,825
Experian PLC	46,840	853,781
FirstGroup PLC (b)	146,195	274,756
Foxtons Group PLC	15,396	57,361
Fresnillo PLC (a)	8,361	91,256
G4S PLC	153,202	647,167
GKN PLC	72,490	381,347
GlaxoSmithKline PLC	219,905	4,573,796
Glencore PLC	482,789	1,938,448
Hammerson PLC	31,355	303,516
Hansteen Holdings PLC	55,932	101,599
Hargreaves Lansdown PLC	8,303	150,560
Hays PLC	259,217	666,134
Henderson Group PLC	45,636	187,324
Hikma Pharmaceuticals PLC	5,883	178,845
Homeserve PLC	18,220	123,329
Howden Joinery Group PLC	25,097	204,258
HSBC Holdings PLC	866,123	7,765,629
ICAP PLC	67,453	561,711
IMI PLC	9,757	172,629
Imperial Tobacco Group PLC	51,294	2,474,152
Indivior PLC (b)	33,975	120,116
Informa PLC	26,320	226,215
Inmarsat PLC	12,952	186,484
InterContinental Hotels Group PLC	10,977	442,982
International Personal Finance PLC	14,161	101,779
Intertek Group PLC	7,079	272,762
IP Group PLC (b)	29,547	95,958
ITV PLC	103,997	430,643
J Sainsbury PLC (a)	103,324	431,106
John Wood Group PLC	14,941	151,443
Johnson Matthey PLC	4,809	229,768
Keller Group PLC	4,238	68,184
Kingfisher PLC	164,187	896,788
Land Securities Group PLC	55,168	1,044,623
Legal & General Group PLC	374,622	1,466,440
Lloyds Banking Group PLC	2,302,859	3,087,143

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

London Stock Exchange Group PLC	10,101	$376,495
Lonmin PLC (a)(b)	19,411	34,160
Man Group PLC	115,537	285,095
Marks & Spencer Group PLC	105,278	887,459
Meggitt PLC	26,484	194,262
Mondi PLC	30,583	659,422
Mucklow A & J Group PLC	9,624	71,592
National Grid PLC	175,602	2,256,856
Next PLC	8,966	1,050,512
Ocado Group PLC (a)(b)	16,736	117,364
Old Mutual PLC	315,958	1,001,268
Ophir Energy PLC (b)	24,827	44,199
Pace PLC	14,714	86,153
Pearson PLC	49,995	947,457
Persimmon PLC	22,262	691,476
Petrofac, Ltd. (a)	10,020	145,845
Provident Financial PLC	2,777	127,833
Prudential PLC	130,622	3,148,204
Randgold Resources, Ltd.	7,192	484,670
Reckitt Benckiser Group PLC	34,501	2,977,774
Reed Elsevier PLC	51,265	834,463
Rentokil Initial PLC	291,195	677,785
Rexam PLC	30,886	268,131
Rightmove PLC	4,302	221,714
Rio Tinto PLC	58,068	2,387,198
Rolls-Royce Holdings PLC	91,365	1,250,101
Royal Bank of Scotland Group PLC (b)	73,677	407,290
Royal Dutch Shell PLC (Class A)	174,185	4,893,953
Royal Dutch Shell PLC (Class B)	107,091	3,043,387
Royal Mail PLC	19,179	155,188
RSA Insurance Group PLC	61,934	386,887
SABMiller PLC	46,713	2,427,302
Sage Group PLC	103,894	837,395
Serco Group PLC (a)	75,860	140,780
Severn Trent PLC	5,283	172,902
Shire PLC	29,162	2,336,724
Sky PLC	55,935	912,239
Smith & Nephew PLC	40,100	677,321
Smiths Group PLC	41,271	732,799
Sports Direct International PLC (b)	6,572	74,263
SSE PLC	55,370	1,337,555
Standard Chartered PLC	94,761	1,518,623
Standard Life PLC	141,804	990,188
TalkTalk Telecom Group PLC	18,223	109,622
Tate & Lyle PLC	38,170	311,856
Taylor Wimpey PLC	103,212	301,593
Telecom Plus PLC (a)	2,631	40,964
Tesco PLC	397,979	1,330,354
Thomas Cook Group PLC (b)	44,927	96,658
Travis Perkins PLC	6,704	222,465
Trinity Mirror PLC	19,795	46,697
Tullow Oil PLC	51,780	276,633
Unilever PLC	61,455	2,638,553
United Utilities Group PLC	29,772	417,656
Victrex PLC	3,983	120,896
Vodafone Group PLC	1,205,242	4,356,771
Weir Group PLC	4,644	123,942
Whitbread PLC	7,914	615,597
William Hill PLC	60,301	382,282
William Morrison Supermarkets PLC (a)	165,260	469,907
Wolseley PLC	15,225	972,860
Workspace Group PLC	9,883	139,809
WPP PLC	83,298	1,868,100
Xaar PLC	7,441	54,416

		132,337,105

TOTAL COMMON STOCKS —
(Cost $745,112,785)		777,809,189

RIGHTS — 0.0% (e)
CANADA — 0.0% (e)
Constellation Software, Inc. (expiring 9/15/15) (b)	827	166

GERMANY — 0.0% (e)
Hamborner REIT AG (expiring 7/8/15) (a)(b)	11,927	797

SINGAPORE — 0.0% (e)
Jardine Cycle & Carriage, Ltd. (expiring 7/15/15) (b)	333	1,758

SOUTH KOREA — 0.0% (e)
Hyundai Elevator Co., Ltd. (expiring 7/14/15) (b)	452	6,950

SPAIN — 0.0% (e)
Abertis Infraestructuras SA (expiring 7/3/15) (b)	18,719	15,340
Acerinox SA (expiring 7/1/15) (b)	27,863	12,387
Repsol SA (expiring 7/3/15) (a)(b)	52,321	27,108
Sacyr SA (expiring 7/14/15) (a)(b)	20,683	2,350

		57,185

TOTAL RIGHTS —
(Cost $59,637)		66,856

WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
Peugeot SA (expiring 4/29/17) (b) (Cost $15,679)	13,373	62,730

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	44,514,369	44,514,369
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	10,389,659	10,389,659

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,904,028)		54,904,028

TOTAL INVESTMENTS — 106.5%
(Cost $800,092,129)		832,842,803
OTHER ASSETS & LIABILITIES — (6.5)%		(50,929,535)

NET ASSETS — 100.0%		$781,913,268

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	14.1%
Pharmaceuticals	8.1
Insurance	5.6
Oil, Gas & Consumable Fuels	5.5
Automobiles	3.8
Chemicals	3.4
Metals & Mining	3.1
Food Products	2.7
Machinery	2.3
Real Estate Management & Development	2.3
Diversified Telecommunication Services	2.2
Media	2.2
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.0
Food & Staples Retailing	2.0
Beverages	1.9
Wireless Telecommunication Services	1.7
Road & Rail	1.6
Electric Utilities	1.6
Personal Products	1.6
Industrial Conglomerates	1.6
Technology Hardware, Storage & Peripherals	1.5
Auto Components	1.5
Trading Companies & Distributors	1.3
Tobacco	1.3
Real Estate Investment Trusts	1.2
Electronic Equipment, Instruments & Components	1.2
Textiles, Apparel & Luxury Goods	1.2
Electrical Equipment	1.2
Construction & Engineering	1.1
Semiconductors & Semiconductor Equipment	1.1
Household Durables	1.1
Multi-Utilities	1.1
Health Care Equipment & Supplies	1.1
Software	0.9
Specialty Retail	0.9
Diversified Financial Services	0.9
Aerospace & Defense	0.8
Household Products	0.8
Building Products	0.8
Commercial Services & Supplies	0.7
IT Services	0.6
Health Care Providers & Services	0.6
Professional Services	0.5
Multiline Retail	0.5
Biotechnology	0.5
Communications Equipment	0.5
Construction Materials	0.4
Gas Utilities	0.4
Transportation Infrastructure	0.4
Marine	0.4
Paper & Forest Products	0.3
Energy Equipment & Services	0.2
Air Freight & Logistics	0.2
Internet Software & Services	0.2
Airlines	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Internet & Catalog Retail	0.1
Consumer Finance	0.1
Water Utilities	0.1
Independent Power and Renewable Electricity Producers	0.0	**
Diversified Consumer Services	0.0	**
Thrifts & Mortgage Finance	0.0	**
Health Care Technology	0.0	**
Distributors	0.0	**
Life Sciences Tools & Services	0.0	**
Short Term Investments	7.0
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 5.7%
Acrux, Ltd. (a)	56,359	$36,820
Adelaide Brighton, Ltd.	2,745	9,093
AET&D Holdings No 1 Pty, Ltd. (a)(b)	110,316	0
Ainsworth Game Technology, Ltd. (a)	65,684	129,746
ALE Property Group	77,138	218,774
Amalgamated Holdings, Ltd.	51,433	495,724
APN News & Media, Ltd. (c)	276,265	150,759
ARB Corp., Ltd.	16,403	164,274
Ardent Leisure Group	238,373	397,573
Arrium, Ltd. (a)	1,873,460	194,392
Asaleo Care, Ltd.	191,506	279,664
Aspen Group	35,159	35,941
Astro Japan Property Group (a)	32,988	125,759
Atlas Iron, Ltd. (a)(d)	453,443	41,822
Ausdrill, Ltd.	58,903	17,656
Austal, Ltd.	71,767	101,770
Austbrokers Holdings, Ltd.	26,198	181,222
Australian Agricultural Co., Ltd. (c)	185,506	176,086
Australian Industrial REIT	42,925	75,222
Australian Pharmaceutical Industries, Ltd.	72,785	83,914
Automotive Holdings Group, Ltd.	66,982	205,415
Aveo Group	184,065	364,999
AWE, Ltd. (a)(c)	290,246	269,931
Base Resources, Ltd. (c)	148,242	15,951
BC Iron, Ltd.	25,278	5,634
Beach Energy, Ltd.	1,030,218	831,417
Beadell Resources, Ltd. (a)	408,757	58,122
Bega Cheese, Ltd. (a)	56,251	187,205
Billabong International, Ltd. (a)(c)	316,158	139,724
Blackmores, Ltd.	3,783	218,856
Boart Longyear, Ltd. (c)	271,935	22,991
Bradken, Ltd.	90,317	99,614
Breville Group, Ltd. (a)	25,795	123,120
Brickworks, Ltd.	16,766	177,832
Brookside Energy, Ltd. (c)(d)	109,678	0
Buru Energy, Ltd. (a)(c)	86,809	25,021
BWP Trust	163,526	384,599
Cabcharge Australia, Ltd. (a)	59,696	167,929
Cardno, Ltd. (a)	65,688	163,076
Cash Converters International, Ltd. (a)	30,195	16,246
Central Petroleum, Ltd. (c)	157,628	16,961
Charter Hall Group	118,298	410,976
Charter Hall Retail REIT (a)	223,535	728,470
Collins Foods, Ltd.	33,582	76,917
Cooper Energy, Ltd. (c)	130,663	24,605
Corporate Travel Management, Ltd. (a)	48,977	388,107
Cover-More Group, Ltd.	142,253	260,219
Credit Corp. Group, Ltd.	8,673	81,126
Cromwell Property Group	468,356	368,978
CSG, Ltd.	85,423	104,722
CSR, Ltd.	327,119	915,182
CuDeco, Ltd. (a)(c)	26,238	34,283
Data#3, Ltd.	56,241	34,149
Decmil Group, Ltd.	33,255	29,649
Domino’s Pizza Enterprises, Ltd.	32,055	879,311
Downer EDI, Ltd.	229,677	843,812
Drillsearch Energy, Ltd. (a)(c)	148,357	118,018
Emeco Holdings, Ltd. (a)(c)	255,417	15,901
Energy World Corp., Ltd. (c)	548,598	153,903
ERM Power, Ltd.	40,865	72,869
Evolution Mining, Ltd.	382,143	337,772
Fairfax Media, Ltd.	1,029,624	644,966
Fleetwood Corp., Ltd. (a)	174,334	183,571
FlexiGroup, Ltd. (a)	108,190	241,981
Folkestone Education Trust	117,625	189,854
G8 Education, Ltd. (a)	161,076	403,598
GDI Property Group	213,015	143,258
Greencross, Ltd. (a)	50,065	221,260
Greenland Minerals & Energy, Ltd. (c)	150,176	7,503
GUD Holdings, Ltd.	44,672	303,521
GWA Group, Ltd. (a)	72,525	127,093
Hills, Ltd.	67,901	23,746
Horizon Oil, Ltd. (c)	435,830	29,478
Hotel Property Investments	81,905	161,787
Icon Energy, Ltd. (c)	181,652	7,121
iiNET, Ltd. (a)	71,023	519,680
Imdex, Ltd. (c)	80,083	18,466
Independence Group NL	130,751	419,065
Industria REIT (a)	97,133	138,114
Infigen Energy (c)	939,646	231,108
Ingenia Communities Group	330,363	109,184
Intrepid Mines, Ltd. (c)	217,779	23,434
Invocare, Ltd.	221,268	2,057,806
iProperty Group, Ltd. (a)(c)	55,993	103,287
Iress, Ltd.	52,875	411,274
iSelect, Ltd. (c)	38,508	42,620
iSentia Group, Ltd.	93,321	268,974
Jacana Minerals, Ltd. (a)(d)	12,051	0
Japara Healthcare, Ltd. (a)	127,469	251,790
JB Hi-Fi, Ltd. (a)	79,990	1,197,636
Karoon Gas Australia, Ltd. (a)(c)	129,429	223,828
Kingsgate Consolidated, Ltd. (c)	109,839	58,674
Liquefied Natural Gas, Ltd. (a)(c)	233,071	682,517
Lynas Corp., Ltd. (c)	785,350	20,523
M2 Group, Ltd.	88,462	727,513
MACA, Ltd.	29,147	16,914
Macquarie Atlas Roads Group (a)	186,308	455,364
Mayne Pharma Group, Ltd. (c)	324,987	246,038
McMillan Shakespeare, Ltd.	18,285	169,911
Medusa Mining, Ltd. (c)	99,907	64,118
Melbourne IT, Ltd.	51,784	66,468
Mesoblast, Ltd. (a)(c)	113,413	327,756
Metals X, Ltd.	102,734	108,572
Mincor Resources NL	71,818	31,464
Mineral Deposits, Ltd. (c)	31,755	20,746
Mineral Resources, Ltd. (a)	84,243	427,345
MMA Offshore, Ltd.	104,947	43,154
Monadelphous Group, Ltd. (a)	73,168	526,940
Mount Gibson Iron, Ltd. (a)	516,541	79,403
Myer Holdings, Ltd. (a)	308,129	290,114
Navitas, Ltd. (a)	142,379	469,465
New South Resources, Ltd.	155,473	200,157
NewSat, Ltd. (a)(c)(d)	237,780	21,017
NEXTDC, Ltd. (c)	61,059	111,693
NIB Holdings, Ltd.	213,796	552,127

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Nine Entertainment Co., Holdings, Ltd.	234,198	$279,007
Northern Star Resources, Ltd. (a)	307,877	522,962
NRW Holdings, Ltd. (a)	51,166	7,275
Nufarm, Ltd.	120,944	672,083
Orocobre, Ltd. (a)(c)	46,350	74,812
Orora, Ltd.	507,053	814,517
OZ Minerals, Ltd.	110,769	338,845
OzForex Group, Ltd. (a)	124,470	212,382
Pacific Brands, Ltd. (a)(c)	1,233,585	303,403
Pact Group Holdings, Ltd.	13,387	48,154
Paladin Energy, Ltd. (a)(c)	776,946	146,304
Peet, Ltd. (a)	37,615	33,103
Perpetual, Ltd.	461	17,135
Perseus Mining, Ltd. (c)	276,142	91,264
Platinum Australia, Ltd. (c)(d)	610,876	0
Premier Investments, Ltd.	40,707	398,914
Programmed Maintenance Services, Ltd. (a)	230,104	509,351
Qube Holdings, Ltd.	1,268	2,290
RCR Tomlinson, Ltd.	49,283	65,152
Recall Holdings, Ltd.	147,493	785,606
Regis Resources, Ltd. (a)(c)	146,207	121,365
Reject Shop, Ltd. (a)	19,758	81,397
Resolute Mining, Ltd. (c)	356,185	83,498
Retail Food Group, Ltd.	75,121	313,517
Ridley Corp., Ltd.	53,365	51,270
SAI Global, Ltd.	201,349	645,336
Sandfire Resources NL	7,281	32,178
Saracen Mineral Holdings, Ltd. (c)	267,132	88,287
Select Harvests, Ltd.	30,592	258,643
Senex Energy, Ltd. (c)	589,750	126,919
Seven West Media, Ltd.	470,534	368,885
Shopping Centres Australasia Property Group	270,398	442,673
Sigma Pharmaceuticals, Ltd.	1,331,197	787,832
Silver Chef, Ltd.	10,003	61,737
Silver Lake Resources, Ltd. (a)(c)	143,095	15,398
Sino Gas & Energy Holdings, Ltd. (a)(c)	642,690	61,746
Sirius Resources NL (a)(c)	141,203	358,144
Sirtex Medical, Ltd.	32,753	731,303
Skilled Group, Ltd.	54,413	71,097
Slater & Gordon, Ltd. (a)	154,150	421,788
Southern Cross Media Group, Ltd. (a)	479,552	357,526
Spotless Group Holdings, Ltd.	233,463	375,029
St Barbara, Ltd. (c)	270,452	118,486
Starpharma Holdings, Ltd. (a)(c)	136,505	76,590
Steadfast Group, Ltd.	235,723	292,600
STW Communications Group, Ltd.	626,221	298,414
Sundance Energy Australia, Ltd. (c)	189,826	73,680
Sundance Resources, Ltd. (a)(c)	1,246,694	20,122
Sunland Group, Ltd.	28,381	38,937
Super Retail Group, Ltd. (a)	52,926	371,805
Syrah Resources, Ltd. (c)	41,218	118,484
Tap Oil, Ltd. (c)	72,322	20,011
Tassal Group, Ltd.	41,650	106,601
Technology One, Ltd. (a)	126,941	356,119
Ten Network Holdings, Ltd. (c)	495,211	72,318
TFS Corp., Ltd. (a)	146,491	180,712
Tiger Resources, Ltd. (c)	256,246	13,787
Tox Free Solutions, Ltd.	31,534	73,196
Transfield Services, Ltd. (c)	321,812	352,466
Transpacific Industries Group, Ltd. (a)	724,336	428,678
UGL, Ltd. (a)	78,010	127,112
UXC, Ltd.	75,679	43,625
Veda Group, Ltd. (a)	284,597	485,606
Village Roadshow, Ltd.	7,592	36,995
Virgin Australia Holdings, Ltd. (c)	514,924	170,181
Virtus Health, Ltd. (a)	16,622	68,605
Vocation, Ltd.	47,852	3,678
Vocus Communications, Ltd. (a)	126,195	559,652
Webjet, Ltd.	58,166	133,672
Western Areas NL	113,783	282,475
Whitehaven Coal, Ltd. (a)(c)	208,270	210,500

		43,026,053

AUSTRIA — 0.5%
BUWOG AG (c)	19,626	381,147
Conwert Immobilien Invest SE (a)(c)	25,956	328,822
Flughafen Wien AG	610	52,891
Lenzing AG	2,910	207,184
POLYTEC Holding AG (a)	3,425	30,071
Porr AG	7,852	249,950
RHI AG	12,928	321,578
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,849	292,992
Semperit AG Holding (a)	5,185	213,754
UBM Development AG	1,381	57,394
Wienerberger AG (a)	68,257	1,072,713
Zumtobel Group AG	9,113	270,647

		3,479,143

BAHAMAS — 0.0% (e)
United International Enterprises	500	82,371

BANGLADESH — 0.0% (e)
Golden Ocean Group, Ltd. (a)(c)	38,447	149,048

BELGIUM — 1.4%
Ablynx NV (a)(c)	32,472	398,888
Aedifica SA	879	49,263
AGFA-Gevaert NV (c)	198,974	554,242
AGFA-Gevaert NV VVPR Strip (a)(b)	42,353	0
Barco NV	17,630	1,129,099
Befimmo SA	2,151	131,456
BHF Kleinwort Benson Group (c)	122,991	601,591
Deceuninck NV	21,654	45,117
Econocom Group SA (a)	24,386	200,385
Euronav NV	33,867	497,342
EVS Broadcast Equipment SA (a)	15,622	452,557
Fagron	15,365	634,284
Galapagos NV (c)	17,101	872,575
Ion Beam Applications	11,309	307,704
Kinepolis Group NV	3,407	133,356
Lotus Bakeries	183	269,095
Melexis NV	10,336	598,851
Mobistar SA (c)	21,918	414,669
Nyrstar NV (c)	221,596	793,544
Ontex Group NV	12,602	377,988
Tessenderlo Chemie NV (c)	38,405	1,474,787

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Tessenderlo Chemie NV VVPR Strip (b)(c)	4,451	$0
ThromboGenics NV (a)(c)	16,373	91,670
Warehouses De Pauw CVA REIT	3,779	291,750

		10,320,213

BERMUDA — 0.2%
Global Sources, Ltd. (a)(c)	8,741	60,750
Ship Finance International, Ltd. (a)	34,497	562,991
SmarTone Telecommunications Holdings, Ltd.	231,749	404,157
Trinity, Ltd. (a)	620,000	107,165

		1,135,063

CANADA — 8.4%
5N Plus, Inc. (a)(c)	26,256	25,447
Advantage Oil & Gas, Ltd. (c)	134,088	848,488
Aecon Group, Inc. (a)	11,490	117,344
Africa Oil Corp. (a)(c)	152,858	276,710
AG Growth International, Inc. (a)	727	27,270
AGF Management, Ltd. (Class B)	11,480	53,885
AGT Food & Ingredients, Inc. (a)	10,874	276,107
Alacer Gold Corp. (c)	116,182	272,669
Alamos Gold, Inc.	55,302	313,176
Alaris Royalty Corp. (a)	13,707	334,756
Alexco Resource Corp. (c)	16,480	5,610
Algonquin Power & Utilities Corp. (a)	82,994	622,231
Altius Minerals Corp. (a)	3,341	38,670
Altus Group, Ltd. (a)	9,517	135,690
Argonaut Gold, Inc. (a)(c)	67,714	91,121
Artis REIT	17,133	188,148
Asanko Gold, Inc. (a)(c)	54,786	96,543
Atlantic Power Corp. (a)	61,400	189,839
Atrium Mortgage Investment Corp.	35,073	327,005
ATS Automation Tooling Systems, Inc. (c)	33,773	413,624
AuRico Gold, Inc. (a)	173,158	495,153
AutoCanada, Inc. (a)	9,044	299,185
Avigilon Corp. (a)(c)	15,446	208,347
B2Gold Corp. (c)	391,527	598,996
Badger Daylighting, Ltd. (a)	15,217	319,222
Ballard Power Systems, Inc. (a)(c)	71,818	148,416
Bankers Petroleum, Ltd. (c)	153,202	380,413
Banro Corp. (c)	114,266	36,611
Bellatrix Exploration, Ltd. (a)(c)	96,657	225,297
Birchcliff Energy, Ltd. (c)	63,567	354,890
Bird Construction, Inc. (a)	19,363	172,777
Black Diamond Group, Ltd. (a)	12,280	172,232
BlackPearl Resources, Inc. (a)(c)	169,340	147,848
BNK Petroleum, Inc. (a)(c)	61,269	25,520
Bonterra Energy Corp. (a)	9,844	248,298
Boulder Energy, Ltd. (c)	14,880	98,926
Boyd Group Income Fund	1,545	65,243
Calfrac Well Services, Ltd. (a)	41,432	255,870
Callidus Capital Corp. (c)	18,739	209,387
Canaccord Genuity Group, Inc.	48,452	301,940
Canacol Energy, Ltd. (a)(c)	40,905	90,758
Canadian Solar, Inc. (c)	17,212	492,263
Canam Group, Inc.	3,783	42,149
CanElson Drilling, Inc.	26,396	91,338
Canexus Corp. (a)	91,500	107,005
CanWel Building Materials Group, Ltd. (a)	3,972	18,230
Canyon Services Group, Inc.	25,911	120,584
Capstone Infrastructure Corp.	22,390	53,623
Capstone Mining Corp. (c)	208,838	204,079
Cardinal Energy, Ltd. (a)	13,800	158,400
Cathedral Energy Services, Ltd.	10,405	17,669
Celestica, Inc. (c)	110,118	1,282,483
Centerra Gold, Inc.	75,588	429,873
Cequence Energy, Ltd. (a)(c)	60,892	37,556
Chartwell Retirement Residences	12,750	117,241
China Gold International Resources Corp., Ltd. (a)(c)	126,022	208,952
Chinook Energy, Inc. (c)	123,329	92,859
Chorus Aviation, Inc.	81,025	428,343
Colabor Group, Inc. (a)	10,633	8,943
Colliers International Group, Inc.	38,772	1,484,482
Colossus Minerals, Inc. (a)(c)(d)	390	0
Computer Modelling Group, Ltd.	41,690	422,761
Concordia Healthcare Corp. (a)	7,107	513,762
Continental Gold, Inc. (a)(c)	57,389	138,364
Copper Mountain Mining Corp. (a)(c)	70,008	65,048
Corus Entertainment, Inc. (Class B) (a)	88,260	1,178,497
Cott Corp.	75,948	742,781
Crew Energy, Inc. (c)	69,627	318,451
Delphi Energy Corp. (a)(c)	66,979	72,964
Denison Mines Corp. (a)(c)	279,337	201,372
Descartes Systems Group, Inc. (c)	42,008	674,645
Detour Gold Corp. (a)(c)	69,978	805,466
DHX Media, Ltd. (a)	32,546	243,225
DirectCash Payments, Inc. (a)	2,263	23,619
DIRTT Environmental Solutions (c)	28,464	147,285
Dominion Diamond Corp.	46,199	647,589
Dorel Industries, Inc. (Class B) (a)	14,895	398,608
Dream Unlimited Corp. (Class A) (a)(c)	83,074	644,789
Dundee Corp. (Class A) (a)(c)	62,787	630,661
Dundee Precious Metals, Inc. (a)(c)	58,988	120,012
Eagle Energy Trust	10,851	26,770
Enbridge Income Fund Holdings, Inc. (a)	18,258	504,985
Endeavour Mining Corp. (c)	230,232	114,337
Endeavour Silver Corp. (a)(c)	61,847	124,343
EnerCare, Inc. (a)	27,590	293,922
Enerflex, Ltd.	41,870	452,757
Enghouse Systems, Ltd.	11,547	450,337
Entertainment One, Ltd.	99,833	558,946
Epsilon Energy, Ltd. (a)(c)	17,321	47,588
Equitable Group, Inc. (a)	6,615	324,643
Essential Energy Services Trust	39,333	35,601
Exchange Income Corp. (a)	12,837	207,909
Extendicare, Inc. (a)	46,011	278,989
Firm Capital Mortgage Investment Corp. (a)	31,216	315,548
First Majestic Silver Corp. (a)(c)	51,961	251,803
FirstService Corp.	32,139	893,801
Fortuna Silver Mines, Inc. (c)	76,948	280,438
Freehold Royalties, Ltd. (a)	24,427	315,793
Gabriel Resources, Ltd. (a)(c)	105,690	23,281

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Gasfrac Energy Services, Inc. (c)(d)	21,904	$0
Gear Energy, Ltd. (a)(c)	31,371	47,241
Gluskin Sheff + Associates, Inc.	12,903	259,414
GMP Capital, Inc.	102,788	422,366
Golden Star Resources, Ltd. (a)(c)	60,085	19,010
Gran Tierra Energy, Inc. (c)	153,319	459,300
Granite Oil Corp.	9,918	49,969
Granite Real Estate Investment Trust	24,814	853,866
Great Basin Gold, Ltd. (c)(d)	266,255	0
Great Canadian Gaming Corp. (c)	29,253	562,589
Great Panther Silver, Ltd. (a)(c)	36,684	15,573
Guardian Capital Group, Ltd. (Class A)	145,501	2,196,879
Guyana Goldfields, Inc. (c)	79,515	252,216
Heroux-Devtek, Inc. (c)	4,859	43,124
High Liner Foods, Inc.	5,654	102,578
HNZ Group, Inc.	11,379	182,290
Horizon North Logistics, Inc. (a)	74,780	230,608
IAMGOLD Corp. (c)	170,012	340,446
IMAX Corp. (c)(d)	36,802	1,482,017
Imperial Metals Corp. (c)	22,123	184,292
Innergex Renewable Energy, Inc. (a)	57,895	492,487
Interfor Corp. (c)	28,032	460,071
InterRent Real Estate Investment Trust	8,185	41,435
Intertain Group, Ltd. (c)	11,706	161,556
Intertape Polymer Group, Inc.	18,690	280,249
Ithaca Energy, Inc. (c)	160,840	135,273
Ivanhoe Mines, Ltd. (Class A) (a)(c)	173,230	124,880
Just Energy Group, Inc. (a)	79,846	416,354
Kelso Technologies, Inc.	20,273	60,083
Kelt Exploration, Ltd. (a)(c)	59,397	401,546
Kirkland Lake Gold, Inc. (a)(c)	42,676	192,451
Knight Therapeutics, Inc. (c)	22,655	121,582
KP Tissue, Inc.	6,577	78,864
Labrador Iron Ore Royalty Corp. (a)	25,608	292,499
Lake Shore Gold Corp. (c)	250,004	256,322
Laurentian Bank of Canada (a)	3,442	132,723
Legacy Oil + Gas, Inc. (a)(c)	76,497	148,282
Lightstream Resources, Ltd. (a)	71,515	59,002
Liquor Stores NA, Ltd. (a)	16,351	186,764
Long Run Exploration, Ltd. (a)	50,317	31,840
Lucara Diamond Corp.	113,879	181,520
Lydian International, Ltd. (a)(c)	48,152	20,056
MAG Silver Corp. (c)	52,512	411,785
Major Drilling Group International, Inc.	100,941	505,332
Mart Resources, Inc.	214,371	109,894
Martinrea International, Inc.	68,453	731,986
MCAN Mortgage Corp. (a)	25,645	245,265
Medical Facilities Corp.	16,515	200,410
Mitel Networks Corp. (c)	38,988	344,264
Mood Media Corp. (a)(c)	53,298	27,322
Morguard Corp.	1,781	213,629
Morneau Shepell, Inc.	19,494	259,514
MTY Food Group, Inc. (a)	9,750	258,657
Nevsun Resources, Ltd. (a)	109,406	411,877
Newalta Corp. (a)	21,346	243,134
NGEx Resources, Inc. (c)	32,574	22,961
Niko Resources, Ltd. (a)(c)	29,835	5,735
Norbord, Inc. (a)	5,546	116,433
North American Palladium, Ltd. (c)	99,060	3,174
North West Co., Inc. (a)	28,978	574,709
Northern Dynasty Minerals, Ltd. (a)(c)	52,833	17,986
Novagold Resources, Inc. (a)(c)	117,187	402,685
NuVista Energy, Ltd. (c)	103,366	553,902
Nymox Pharmaceutical Corp. (a)(c)	4,560	6,065
OceanaGold Corp. (a)	161,369	399,399
Orbite Technologies, Inc. (c)	73,902	14,503
Osisko Gold Royalties, Ltd.	15,887	200,043
Painted Pony Petroleum, Ltd. (c)	49,568	316,041
Parex Resources, Inc. (c)	60,235	505,155
Parkland Fuel Corp. (a)	45,795	912,635
Performance Sports Group, Ltd. (c)	23,883	429,894
Perpetual Energy, Inc. (a)(c)	48,830	38,330
PHX Energy Services Corp. (a)	9,965	43,741
Pizza Pizza Royalty Corp.	22,501	245,295
Platinum Group Metals, Ltd. (c)	97,717	38,353
Poseidon Concepts Corp. (c)(d)	43,064	0
Premier Gold Mines, Ltd. (a)(c)	96,591	187,232
Premium Brands Holdings Corp. (a)	5,534	142,290
Pretium Resources, Inc. (a)(c)	42,609	230,716
Primero Mining Corp. (c)	56,342	219,781
ProMetic Life Sciences, Inc. (c)(f)	6,234	11,734
Prometic Life Sciences, Inc. (a)(c)(f)	243,494	469,879
Pulse Seismic, Inc. (a)	20,276	40,602
Pure Technologies, Ltd.	33,488	194,472
Raging River Exploration, Inc. (a)(c)	85,651	598,929
Redknee Solutions, Inc. (a)(c)	32,472	123,287
Regal Lifestyle Communities, Inc.	8,778	84,303
Reitmans Canada, Ltd. (Class A)	27,258	142,136
Retrocom Real Estate Investment Trust	9,277	26,379
Richelieu Hardware, Ltd.	8,544	429,989
RMP Energy, Inc. (c)	55,150	103,369
Rogers Sugar, Inc. (a)	9,661	34,745
Romarco Minerals, Inc. (c)	307,306	104,614
RONA, Inc.	57,494	699,074
Rubicon Minerals Corp. (a)(c)	190,719	198,594
Sabina Gold & Silver Corp. (a)(c)	83,401	29,394
Sandstorm Gold, Ltd. (a)(c)	38,970	115,182
Sandvine Corp. (c)	37,443	107,670
Savanna Energy Services Corp. (a)	111,396	133,841
Seabridge Gold, Inc. (a)(c)	23,941	147,084
Sears Canada, Inc. (a)(c)	5,121	31,010
SEMAFO, Inc. (c)	140,068	376,970
Sherritt International Corp. (a)	160,874	269,315
Sierra Wireless, Inc. (a)(c)	17,024	423,128
Silver Standard Resources, Inc. (a)(c)	46,684	293,539
Silvercorp Metals, Inc. (a)	104,544	111,373
SilverCrest Mines, Inc. (c)	26,310	26,132
Sirius XM Canada Holdings, Inc. (a)	42,859	182,978
Solium Capital, Inc. (a)(c)	31,988	202,159
Southern Pacific Resource Corp. (c)(d)	281,142	0
Spartan Energy Corp. (a)(c)	125,897	310,595
Spyglass Resources Corp. (a)	41,690	6,512
Stella-Jones, Inc.	13,084	435,138
Strad Energy Services, Ltd.	24,574	55,705
Stuart Olson, Inc.	5,473	30,073
Sulliden Mining Capital, Inc. (c)	7,076	1,360

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sunshine Oilsands, Ltd. (a)(c)	1,758,500	$195,073
Superior Plus Corp. (a)	60,089	604,524
Surge Energy, Inc. (a)	112,499	318,993
TAG Oil, Ltd. (a)(c)	31,921	35,540
Tahoe Resources, Inc.	25,197	305,565
Tanzanian Royalty Exploration Corp. (a)(c)	8,195	2,691
Taseko Mines, Ltd. (a)(c)	26,628	14,717
Tekmira Pharmaceuticals Corp. (a)(c)(d)	11,948	141,703
Tembec, Inc. (c)	21,439	36,577
Teranga Gold Corp. (c)	83,746	47,627
Thompson Creek Metals Co., Inc. (a)(c)	96,241	78,630
Timmins Gold Corp. (c)	47,863	26,837
TORC Oil & Gas, Ltd. (a)	33,158	231,066
Torex Gold Resources, Inc. (c)	387,760	350,970
Toromont Industries, Ltd.	18,467	462,100
Torstar Corp. (Class B) (a)	20,613	95,598
Total Energy Services, Inc.	11,243	137,335
Tourmaline Oil Corp. (c)	919	27,619
Transcontinental, Inc. (Class A)	40,959	504,913
TransGlobe Energy Corp. (a)	52,127	207,932
Trevali Mining Corp. (c)	52,660	36,697
Tricon Capital Group, Inc. (a)	37,712	329,559
Trinidad Drilling, Ltd. (a)	75,086	242,979
Twin Butte Energy, Ltd. (a)	92,471	53,329
Uex Corp. (c)	79,219	15,863
Uni-Select, Inc.	30,410	1,146,784
Wajax Corp. (a)	5,552	95,880
Western Energy Services Corp. (a)	17,894	82,988
Western Forest Products, Inc.	188,200	336,166
Westport Innovations, Inc. (a)(c)	24,168	114,021
Whistler Blackcomb Holdings, Inc.	19,742	311,520
Wi-LAN, Inc. (a)	88,880	205,746
Winpak, Ltd.	11,673	354,178
Yellow Pages, Ltd. (c)	12,063	180,010
Zargon Oil & Gas, Ltd. (a)	11,732	23,775

		63,873,937

CHINA — 1.0%
Allied Properties HK, Ltd. (a)	2,696,391	779,088
China Everbright Water, Ltd. (a)(c)	161,300	117,995
China Sandi Holdings, Ltd. (c)	103	11
Chow Sang Sang Holdings International, Ltd.	254,939	511,683
Daphne International Holdings, Ltd. (a)	576,000	144,138
G-Resources Group, Ltd.	13,547,400	436,869
Greenland Hong Kong Holdings, Ltd. (c)	196,000	151,945
HKR International, Ltd.	2,710,059	1,590,544
K Wah International Holdings, Ltd. (a)	1,548,247	816,806
Midland Holdings, Ltd. (a)(c)	797,790	361,203
Nam Tai Property, Inc. (a)	5,484	26,433
Road King Infrastructure, Ltd.	1,208,482	1,155,085
Shun Tak Holdings, Ltd.	1,306,749	723,111
Texwinca Holdings, Ltd.	778,850	826,816

		7,641,727

DENMARK — 1.0%
ALK-Abello A/S	2,334	271,910
Amagerbanken A/S (b)	308,573	0
Ambu A/S (Class B)	18,657	486,259
Auriga Industries A/S (Class B) (a)	7,420	2,604
Bang & Olufsen A/S (a)(c)	34,244	294,091
Bavarian Nordic A/S (c)	16,921	787,253
D/S Norden A/S (a)(c)	15,285	384,676
Dfds A/S	1,648	227,928
Forward Pharma A/S ADR (c)	2,643	100,566
IC Group A/S	26,537	743,161
Matas A/S (a)	13,988	297,715
NKT Holding A/S	11,601	665,533
OW Bunker A/S (d)	9,828	0
PER Aarsleff A/S (Class B)	499	171,046
Rockwool International A/S (Class B) (a)	2,087	312,958
Santa Fe Group A/S (a)(c)	37,163	310,834
Schouw & Co.	3,198	166,938
SimCorp A/S	47,409	1,887,070
Solar A/S (Class B)	1,473	80,302
Spar Nord Bank A/S	33,213	367,088
Vestas Wind Systems A/S	770	38,412

		7,596,344

FINLAND — 0.9%
Caverion Corp.	32,802	326,374
Cramo Oyj	15,776	304,093
Fiskars Oyj Abp	23,496	535,889
Konecranes Oyj (a)	19,499	567,695
Lassila & Tikanoja Oyj	73,466	1,261,398
Olvi OYJ (Class A)	6,079	178,136
Oriola-KD OYJ (Class B) (c)	35,132	162,056
Outotec Oyj (a)	57,826	372,082
PKC Group Oyj (a)	3,279	72,448
Poyry Oyj (a)(c)	89,634	377,509
Raisio Oyj (Class V) (a)	35,145	158,201
Ramirent Oyj	18,020	131,510
Sanoma Oyj (a)	15,247	78,995
Sponda Oyj	51,281	189,124
Stockmann Oyj Abp (Class B) (a)(c)	3,352	23,193
Talvivaara Mining Co. PLC (a)(b)(c)	572,382	0
Tieto Oyj	29,474	687,668
Tikkurila Oyj	9,958	197,828
Uponor Oyj	15,221	229,119
Valmet Oyj	51,862	582,469
YIT Oyj (a)	35,636	254,513

		6,690,300

FRANCE — 2.2%
AB Science SA (a)(c)	4,565	69,479
Albioma SA	5,042	76,514
Altarea (c)	224	40,058
Alten SA	14,839	688,873
Altran Technologies SA	55,146	591,948
ANF Immobilier	1,939	47,249
Assystem	2,338	41,550
Belvedere SA (c)	14,282	316,191
Beneteau SA	12,989	221,137
Boiron SA	3,027	296,796
Cellectis SA (c)	14,638	526,802

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

CGG SA (a)(c)	86,140	$481,326
Criteo SA ADR (c)	5,292	252,270
DBV Technologies SA (a)(c)	6,792	392,534
Elis SA	7,509	147,418
Etablissements Maurel et Prom (c)	42,948	318,794
Faiveley Transport SA	2,323	174,968
Flamel Technologies SA ADR (c)	21,066	446,388
Fonciere De Paris SIIC	2,206	273,813
GameLoft SE (a)(c)	44,389	189,920
Genfit (a)(c)	9,077	352,358
GL Events (c)	28,589	576,555
Groupe Fnac (c)	4,319	258,802
Haulotte Group SA	3,136	56,954
Hi-Media SA (a)(c)	12,554	15,247
HiPay Group SA (c)	12,554	16,645
Innate Pharma SA (c)	26,359	385,911
Interparfums SA (a)	1,862	50,725
IPSOS	14,810	382,583
Jacquet Metal Service (a)(c)	35,556	705,174
Laurent-Perrier	1,331	122,125
LISI	4,237	119,013
Maisons France Confort SA	3,303	140,400
Mersen (c)	32,024	783,558
Montupet	2,869	206,023
MPI	29,704	92,338
Naturex (a)	3,515	244,267
Nexans SA (a)(c)	12,340	461,905
NicOx SA (c)	14,151	29,311
Norbert Dentressangle SA	1,575	381,771
Parrot SA (c)	2,988	133,935
Pierre & Vacances SA (c)	1,058	33,596
Rubis SCA	5,635	385,878
Saft Groupe SA	20,388	795,071
Sequana SA (c)	26,240	122,209
Societe d’Edition de Canal +	57,790	489,361
SOITEC (a)(c)	126,644	97,364
Solocal Group (a)(c)	377,504	187,174
Sopra Steria Group	11,973	1,075,896
Stallergenes SA (c)	426	25,987
Tarkett SA	6,955	149,948
Trigano SA	3,232	130,035
UbiSoft Entertainment (c)	64,721	1,152,352
Valneva SE (a)(c)	12,822	55,002
Vetoquinol SA	2,499	103,579
Virbac SA	1,878	401,754

		16,314,834

GERMANY — 2.5%
ADVA Optical Networking SE (c)	12,209	116,716
Aixtron SE (a)(c)	48,055	324,416
Alstria Office REIT-AG (a)(c)	48,285	621,649
Amadeus Fire AG	3,177	283,185
Aurelius AG	10,139	433,179
BayWa AG (a)	2,328	78,672
Bechtle AG	5,940	449,981
Bertrandt AG	839	110,074
Biotest AG Preference Shares (a)	3,592	271,109
Borussia Dortmund GmbH & Co. KGaA (a)	39,977	150,375
CANCOM SE	8,874	319,314
Cewe Stiftung & Co. KGAA	3,208	179,540
CompuGroup Medical AG (a)	8,480	296,539
Deutz AG	35,966	205,977
DIC Asset AG (a)	77,275	688,798
Draegerwerk AG & Co. KGaA	2,298	190,701
Draegerwerk AG & Co. KGaA Preference Shares	1,508	161,485
Elmos Semiconductor AG	10,221	211,821
Evotec AG (a)(c)	50,139	198,320
GFK SE	4,449	194,664
Grammer AG	7,540	249,092
Grenkeleasing AG	3,183	458,917
Hamborner REIT AG (a)	9,240	89,723
Hamburger Hafen und Logistik AG (a)	7,047	142,510
Hawesko Holding AG	2,740	125,475
Heidelberger Druckmaschinen AG (a)(c)	116,590	258,250
Hornbach Holding AG Preference Shares	2,585	213,164
Indus Holding AG	45,205	2,276,103
Isra Vision AG	525	34,454
Jenoptik AG	85,714	1,033,337
Kloeckner & Co. SE (a)	57,991	523,047
Kontron AG (c)	67,862	299,045
LPKF Laser & Electronics AG (a)	13,140	112,733
MLP AG (a)	66,323	277,853
Nemetschek AG	10,744	345,602
Nordex SE (c)	25,950	621,495
Norma Group SE	12,609	637,049
Patrizia Immobilien AG (c)	46,788	1,143,498
Pfeiffer Vacuum Technology AG	2,176	193,766
QSC AG (a)	20,425	41,851
RIB Software AG (a)	16,782	270,474
Sartorius AG Preference Shares	2,661	494,395
Schaltbau Holding AG	2,486	126,307
Singulus Technologies AG (a)(c)	10,230	9,039
Sixt SE	10,931	474,324
SLM Solutions Group AG (c)	2,339	51,770
SMA Solar Technology AG (a)(c)	3,601	80,445
STRATEC Biomedical AG	3,008	165,582
Stroeer Media SE (a)(c)	5,291	247,010
Suss Microtec AG (c)	4,236	23,986
TAG Immobilien AG (a)	53,639	627,528
Takkt AG	16,543	302,473
Vossloh AG (a)(c)	3,488	208,113
Wacker Neuson SE	9,795	205,175
Wincor Nixdorf AG	13,737	539,987
XING AG	1,682	275,772
zooplus AG (c)	2,678	378,946

		19,044,805

GIBRALTAR — 0.1%
888 Holdings PLC (a)	79,203	189,958
Bwin.Party Digital Entertainment PLC	352,980	543,196

		733,154

GREECE — 0.0% (e)
TT Hellenic Postbank SA (b)(c)	129,076	0

HONG KONG — 3.3%
APT Satellite Holdings, Ltd.	140,500	128,674
Beijing Properties Holdings, Ltd. (a)(c)	1,312,000	120,157

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	$139,154
Bloomage Biotechnology Corp., Ltd.	62,500	110,286
Century Sunshine Group Holdings, Ltd.	852,698	90,191
China Cord Blood Corp. (c)	20,488	126,206
China Household Holdings, Ltd. (c)	765,000	53,286
China Innovationpay Group, Ltd. (a)(c)	2,484,000	355,656
China LNG Group, Ltd. (a)	1,640,000	332,123
China LotSynergy Holdings, Ltd. (a)	4,740,000	299,592
China Merchants Land, Ltd. (a)	212,000	51,957
China Ocean Resources Co., Ltd. (a)(c)	27,289	92,231
China Oceanwide Holdings, Ltd.	512,000	97,743
China Regenerative Medicine International, Ltd. (c)	2,640,000	190,699
China Resources and Transportation Group, Ltd. (a)(c)	5,100,000	110,519
China Ruifeng Renewable Energy Holdings, Ltd. (c)	356,000	55,104
China Smarter Energy Group Holdings, Ltd. (a)(c)	1,392,000	235,216
China Traditional Chinese Medicine Co., Ltd. (c)	678,000	552,716
China Water Industry Group, Ltd. (c)	532,000	148,911
Chong Hing Bank, Ltd.	57,000	174,252
CK Life Sciences International Holdings, Inc.	2,706,000	293,199
CST Mining Group, Ltd. (c)	6,200,000	81,573
Culturecom Holdings, Ltd. (a)(c)	375,000	70,622
Dah Sing Financial Holdings, Ltd.	101,200	663,784
Emperor Entertainment Hotel, Ltd.	100,000	22,960
Emperor Watch & Jewellery, Ltd.	2,720,000	119,290
Enerchina Holdings, Ltd. (c)	2,346,000	254,193
EverChina International Holdings Co., Ltd. (c)	1,105,000	42,047
Extrawell Pharmaceutical Holdings, Ltd. (c)	1,490,000	105,707
Fairwood Holdings, Ltd.	155,000	463,847
FDG Electric Vehicles, Ltd. (a)(c)	3,720,000	340,688
Giordano International, Ltd.	1,394,000	753,412
Global Brands Group Holding, Ltd. (c)	2,746,000	577,356
Goldin Properties Holdings, Ltd. (a)(c)	558,000	589,486
Haier Healthwise Holdings, Ltd. (a)(c)	2,884,000	331,086
Haitong International Securities Group, Ltd.	460,000	415,347
Hao Tian Development Group, Ltd. (c)	996,000	150,314
HC International, Inc. (a)(c)	168,000	182,897
Heng Tai Consumables Group, Ltd. (c)	3,450,000	57,407
Heritage International Holdings, Ltd. (a)(c)	7,620,000	1,140,167
HKBN, Ltd. (c)	216,000	224,566
HKC Holdings, Ltd. (c)	1,403,000	53,387
Honbridge Holdings, Ltd. (c)	636,000	217,399
Hong Kong Television Network, Ltd. (c)	133,000	38,600
Hopewell Highway Infrastructure, Ltd.	588,500	289,219
Imagi International Holdings, Ltd. (c)	5,832,000	263,294
Inspur International, Ltd.	334,000	95,643
International Housewares Retail Co., Ltd.	65,000	16,936
iOne Holdings, Ltd. (c)	1,320,000	86,836
Kingston Financial Group, Ltd. (a)	1,644,000	742,207
Kingwell Group, Ltd. (c)	580,000	44,888
Kong Sun Holdings, Ltd. (c)	4,300,000	715,507
KuangChi Science, Ltd. (a)(c)	667,000	263,271
L & A International Holdings, Ltd. (c)	328,000	98,156
L’sea Resources International Holdings, Ltd. (c)	1,720,000	219,644
Landing International Development, Ltd. (c)	1,763,500	121,512
Le Saunda Holdings, Ltd.	100,000	48,242
Lee’s Pharmaceutical Holdings, Ltd.	221,000	367,167
Loudong General Nice Resources China Holdings, Ltd. (c)	1,173,000	233,010
Louis XIII Holdings, Ltd. (c)	90,500	34,554
Luk Fook Holdings International, Ltd. (a)	195,000	574,746
Man Wah Holdings, Ltd.	303,200	297,625
Mei Ah Entertainment Group, Ltd. (c)	1,840,000	329,904
Mission Capital Holdings, Ltd. (c)	1,760,000	82,863
Mongolia Energy Corp., Ltd. (c)	405,180	23,258
New Focus Auto Tech Holdings, Ltd. (c)	748,000	152,445
Pacific Basin Shipping, Ltd. (a)	1,593,000	536,305
Pacific Textiles Holdings, Ltd.	225,000	359,301
PAX Global Technology, Ltd. (c)	391,000	560,837
Peace Map Holding, Ltd. (c)	1,560,000	94,575
Peace Mark (Holdings), Ltd. (b)	504,228	0
PetroAsian Energy Holdings, Ltd. (a)(c)	2,324,000	62,952
Phoenix Satellite Television Holdings, Ltd.	1,048,000	352,823
Pico Far East Holdings, Ltd. (a)	202,000	64,619
Playmates Toys, Ltd.	272,000	52,628
Prosperity REIT	590,000	211,569
Redefine International PLC	211,183	173,703
Simsen International Corp., Ltd.	354,000	287,217
Sino Oil And Gas Holdings, Ltd. (c)	6,930,000	182,356
Sinolink Worldwide Holdings, Ltd. (c)	698,000	124,248
Sparkle Roll Group, Ltd. (c)	400,000	24,508
Spring Real Estate Investment Trust (a)	258,000	114,481
Summit Ascent Holdings, Ltd. (a)(c)	574,000	315,411
Sun Hung Kai & Co., Ltd.	342,000	307,037
SUNeVision Holdings, Ltd.	146,000	48,588
Sunlight Real Estate Investment Trust	167,000	85,088
Superb Summit International Group, Ltd. (a)(c)(d)	2,435,000	307,808
TCC International Holdings, Ltd. (a)	174,000	52,520
Texhong Textile Group, Ltd.	225,500	204,774
Tongda Group Holdings, Ltd.	1,060,000	205,094

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Town Health International Medical Group, Ltd. (a)	1,920,000	$512,657
Truly International Holdings, Ltd.	778,000	320,130
TSC Group Holdings, Ltd. (c)	209,000	63,084
United Photovoltaics Group, Ltd. (a)(c)	2,214,000	348,412
Value Partners Group, Ltd.	426,000	672,584
Varitronix International, Ltd.	106,000	78,893
Vitasoy International Holdings, Ltd.	586,000	997,762
Viva China Holdings, Ltd. (c)	1,848,000	286,048
VST Holdings, Ltd.	122,000	44,535
Willie International Holdings, Ltd. (c)	3,920,000	222,482
Yanchang Petroleum International, Ltd. (c)	4,480,000	182,030
Yuexiu Real Estate Investment Trust	1,123,000	618,533
Yuxing InfoTech Investment Holdings, Ltd.	366,000	185,064
Zhongyu Gas Holdings, Ltd. (a)(c)	794,000	209,957

		25,225,547

IRELAND — 0.8%
Aer Lingus Group PLC	103,802	278,731
C&C Group PLC	155,146	607,789
Dalata Hotel Group PLC (c)	80,957	324,728
FBD Holdings PLC	2,819	28,457
FleetMatics Group PLC (a)(c)	15,938	746,377
Fly Leasing, Ltd. ADR	18,465	289,900
Fyffes PLC	153,606	241,318
Green REIT PLC	318,912	520,916
Greencore Group PLC	178,797	882,950
Hibernia REIT PLC	227,066	318,776
IFG Group PLC	15,388	33,519
Irish Continental Group PLC	46,811	205,498
Irish Residential Properties REIT PLC	143,822	177,874
Kenmare Resources PLC (c)	1,268,103	69,802
Origin Enterprises PLC (c)	13,857	122,744
Total Produce PLC	139,187	187,804
Trinity Biotech PLC ADR (a)	12,647	228,405
UDG Healthcare PLC	116,650	897,831

		6,163,419

ISRAEL — 1.5%
Africa Israel Properties, Ltd.	2,578	38,188
Africa-Israel Investments, Ltd. (c)	34,141	27,793
Airport City, Ltd. (c)	18,955	187,922
Allot Communications, Ltd. (c)	10,805	77,620
Alony Hetz Properties & Investments, Ltd.	33,766	254,382
Babylon, Ltd.	13,236	6,877
Caesarstone Sdot-Yam, Ltd. (a)	12,303	843,248
Cellcom Israel, Ltd. (c)	33,320	133,283
ClickSoftware Technologies, Ltd. (a)(c)	33,976	427,078
Compugen, Ltd. (c)	30,332	213,315
CyberArk Software, Ltd. (c)	6,571	412,790
Delta-Galil Industries, Ltd.	5,629	182,192
Electra, Ltd.	320	40,615
Evogene, Ltd. (c)	21,160	185,944
EZchip Semiconductor, Ltd. (c)	17,261	274,490
Frutarom Industries, Ltd.	18,570	779,247
Harel Insurance Investments & Financial Services, Ltd.	42,737	194,290
IDI Insurance Co., Ltd.	6,951	310,477
Israel Discount Bank, Ltd. (Class A) (c)	453,016	870,030
Ituran Location and Control, Ltd.	13,238	326,985
Jerusalem Oil Exploration (c)	5,589	223,418
Matrix IT, Ltd.	11,937	65,881
Mazor Robotics, Ltd. (c)	15,317	101,872
Migdal Insurance & Financial Holding, Ltd.	253,429	294,315
Nitsba Holdings 1995, Ltd. (c)	13,367	194,602
Nova Measuring Instruments, Ltd. (c)	26,698	334,043
Oil Refineries, Ltd. (c)	517,968	186,322
Orbotech, Ltd. (c)	25,460	529,568
Partner Communications Co., Ltd. (c)	56,151	155,694
Paz Oil Co., Ltd.	3,264	515,245
RADWARE, Ltd. (c)	27,171	603,196
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,683	204,208
REIT 1, Ltd.	121,004	344,177
Sarine Technologies, Ltd.	112,000	189,647
Shikun & Binui, Ltd.	75,838	170,477
Shufersal, Ltd. (c)	59,785	141,713
SodaStream International, Ltd. (c)	11,424	241,389
Strauss Group, Ltd. (c)	19,383	314,349
Syneron Medical, Ltd. (c)	10,039	106,614
Tower Semiconductor, Ltd. (c)	22,962	357,298

		11,060,794

ITALY — 1.7%
Amplifon SpA (a)	193,551	1,506,347
Anima Holding SpA (g)	99,131	870,360
Astaldi SpA (a)	117,001	1,084,616
Banca Carige SpA (c)	124,957	233,902
Banca Popolare dell’Etruria e del Lazio SC (a)(c)(d)	46,016	29,891
Banca Popolare di Sondrio Scarl	187,209	912,365
Beni Stabili SpA	139,202	103,296
Brunello Cucinelli SpA (a)	4,384	82,062
Cairo Communication SpA (a)	4,156	21,708
CIR-Compagnie Industriali Riunite SpA (c)	50,296	53,462
Credito Emiliano SpA	3,497	28,794
Credito Valtellinese SC (c)	408,756	541,969
EI Towers SpA	17,936	1,080,151
Esprinet SpA	44,729	361,069
Gruppo Editoriale L’Espresso SpA (c)	27,427	28,328
Immobiliare Grande Distribuzione SpA	33,408	29,034
IMMSI SpA (c)	466,689	315,631
Industria Macchine Automatiche SpA	1,514	70,512
Interpump Group SpA	104,079	1,679,171
Iren SpA	191,068	261,426
Italmobiliare SpA Preference Shares	14,010	252,881
Maire Tecnimont SpA (a)(c)	17,094	55,500
MARR SpA	5,121	90,723
Newron Pharmaceuticals SpA (c)	3,538	103,541
OVS SpA (c)(g)	19,044	111,929
Piaggio & C. SpA (a)	18,245	61,189
RCS MediaGroup SpA (a)(c)	87,062	109,906
Reply SpA	483	49,322

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Safilo Group SpA (a)(c)	6,796	$97,832
Salini Impregilo SpA	23,226	106,102
Saras SpA (c)	296,401	525,758
Societa Cattolica di Assicurazioni SCRL	14,567	114,994
Sorin SpA (c)	391,599	1,095,162
Yoox SpA (a)(c)	28,443	919,678

		12,988,611

JAPAN — 34.0%
3-D Matrix, Ltd. (a)(c)	8,300	96,658
Access Co., Ltd. (a)(c)	6,600	48,112
Accordia Golf Co., Ltd.	39,500	373,162
Achilles Corp.	31,000	39,774
Adastria Co., Ltd.	22,110	791,417
ADEKA Corp.	42,800	594,614
Aderans Co., Ltd.	18,600	160,668
Advanced Media, Inc. (c)	3,900	25,561
Adways, Inc. (a)	8,100	70,035
AEON REIT Investment Corp. (a)	385	514,424
Ahresty Corp.	8,100	69,108
Ai Holdings Corp.	21,100	373,494
Aica Kogyo Co., Ltd.	26,400	613,587
Aichi Steel Corp.	32,000	143,047
Ain Pharmaciez, Inc.	15,900	738,054
Alpine Electronics, Inc.	22,200	428,162
Amano Corp.	31,100	406,652
Amiyaki Tei Co., Ltd.	1,700	68,631
AnGes MG, Inc. (a)(c)	49,400	111,020
Anritsu Corp.	65,800	444,169
AOKI Holdings, Inc.	9,800	139,834
Aoyama Trading Co., Ltd.	31,900	1,290,443
Arcs Co., Ltd.	25,700	560,353
Argo Graphics, Inc.	8,200	132,685
Ariake Japan Co., Ltd.	3,900	159,678
Arisawa Manufacturing Co., Ltd.	13,600	100,695
Artnature, Inc.	15,600	145,591
As One Corp.	3,800	130,895
Asahi Diamond Industrial Co., Ltd. (a)	29,900	336,960
Asahi Holdings, Inc.	50,573	862,136
Asahi Intecc Co., Ltd.	11,300	774,789
Asatsu-DK, Inc.	3,400	80,523
ASKA Pharmaceutical Co., Ltd.	13,300	145,864
ASKUL Corp. (a)	6,600	207,927
Asukanet Co., Ltd. (a)	5,200	100,460
Ateam, Inc. (a)	6,400	125,945
Atom Corp.	14,900	100,092
Autobacs Seven Co., Ltd. (a)	43,900	734,746
Avex Group Holdings, Inc.	20,200	354,922
Awa Bank, Ltd.	137,000	873,289
Axial Retailing, Inc.	3,800	106,983
Azbil Corp.	25,100	649,218
Bank of Iwate, Ltd. (a)	1,800	81,053
Bank of Nagoya, Ltd. (a)	199,600	781,338
Bank of Okinawa, Ltd.	46,800	2,000,278
Bank of the Ryukyus, Ltd.	90,620	1,352,283
Best Denki Co., Ltd. (a)	254,269	317,927
Bic Camera, Inc. (a)	64,000	806,505
Broadleaf Co., Ltd.	15,100	203,242
Broccoli Co., Ltd.	18,000	97,087
Bunka Shutter Co., Ltd.	42,000	331,565
C. Uyemura & Co., Ltd.	1,400	75,283
Calsonic Kansei Corp.	56,000	398,611
Can Do Co., Ltd.	23,500	301,324
Capcom Co., Ltd.	24,900	482,474
Central Glass Co., Ltd.	325,345	1,363,968
Chiome Bioscience, Inc. (c)	6,600	49,029
Chiyoda Co., Ltd.	19,800	465,045
Chiyoda Integre Co., Ltd.	5,600	156,058
Chudenko Corp. (a)	4,600	88,305
Chugoku Marine Paints, Ltd.	33,000	245,413
CKD Corp. (a)	4,000	45,895
Clarion Co., Ltd. (a)	59,000	172,133
Coca-Cola West Co., Ltd. (a)	17,400	314,257
Cocokara fine, Inc.	14,600	502,317
Colowide Co., Ltd. (a)	29,500	447,207
Comforia Residential REIT, Inc.	119	256,546
COOKPAD, Inc. (a)	18,600	337,449
Cosmo Oil Co., Ltd. (c)	348,000	565,946
Create Restaurants Holdings, Inc.	4,600	104,958
CROOZ, Inc. (a)	2,300	87,778
CYBERDYNE, Inc. (a)(c)	9,400	245,054
D.Western Therapeutics Institute, Inc. (c)	9,300	62,398
Daibiru Corp.	5,600	51,851
Daido Metal Co., Ltd.	27,800	267,629
Daido Steel Co., Ltd.	158,000	658,522
Daifuku Co., Ltd.	48,000	739,427
Daihen Corp.	48,000	245,168
DAIICHI CHUO KISEN KAISHA (a)(c)	340,834	105,845
Daiichikosho Co., Ltd.	20,100	707,972
Daikyo, Inc. (a)	107,000	172,263
Daio Paper Corp. (a)	47,000	472,439
Daiseki Co., Ltd.	5,700	110,353
Daishi Bank, Ltd.	186,000	785,862
Daishinku Corp.	9,000	21,992
Daito Bank, Ltd.	41,000	59,976
Daito Pharmaceutical Co., Ltd.	2,900	64,652
Daiwa House REIT Investment Corp.	137	577,714
Daiwahouse Residential Investment Corp. (a)	262	594,593
DCM Holdings Co., Ltd.	76,993	754,420
Dena Co., Ltd. (a)	48,200	947,732
Denki Kagaku Kogyo Kabushiki Kaisha	172,000	764,663
Densan System Co., Ltd.	16,500	234,491
Denyo Co., Ltd.	3,800	61,675
Descente, Ltd.	10,500	157,631
Digital Garage, Inc.	17,800	237,256
Dip Corp.	1,700	161,991
DMG Mori Co., Ltd.	49,300	952,842
Doutor Nichires Holdings Co., Ltd. (a)	78,872	1,383,233
DTS Corp.	54,662	1,234,714
Dunlop Sports Co., Ltd.	2,600	25,115
Duskin Co., Ltd.	6,400	110,620
Dynam Japan Holdings Co., Ltd.	108,000	157,976
Eagle Industry Co., Ltd.	14,200	330,500
Earth Chemical Co., Ltd.	10,600	402,378
EDION Corp. (a)	109,900	778,681
Ehime Bank, Ltd. (a)	666,200	1,453,646

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Eidai Co., Ltd.	14,000	$53,659
Eighteenth Bank, Ltd.	507,730	1,555,990
Eizo Corp. (a)	5,900	135,729
Elecom Co., Ltd. (a)	4,300	105,598
en-japan, Inc.	5,800	104,136
Eneres Co., Ltd. (a)(c)	13,500	36,076
Enplas Corp.	5,300	215,482
EPS Holdings, Inc.	2,900	35,194
Euglena Co., Ltd. (a)(c)	34,000	477,359
Exedy Corp.	7,000	175,050
F@N Communications, Inc. (a)	15,000	111,061
Fancl Corp. (a)	7,900	110,012
FCC Co., Ltd.	84,028	1,284,128
Feed One Holdings Co., Ltd.	50,400	55,604
Ferrotec Corp.	10,400	73,348
Fields Corp.	3,500	56,319
Financial Products Group Co., Ltd.	13,100	99,670
Foster Electric Co., Ltd.	4,400	98,992
FP Corp. (a)	11,100	404,123
Fudo Tetra Corp. (a)	87,800	142,788
Fuji Kyuko Co., Ltd.	27,000	234,111
Fuji Machine Manufacturing Co., Ltd.	41,800	437,591
Fuji Oil Co., Ltd.	43,900	769,905
Fuji Pharma Co., Ltd.	3,500	63,642
Fuji Seal International, Inc. (a)	8,900	262,567
Fujibo Holdings, Inc.	72,000	167,107
Fujicco Co., Ltd.	10,000	202,427
Fujikura, Ltd.	137,000	766,927
Fujimori Kogyo Co., Ltd.	7,500	226,781
Fujitec Co., Ltd.	38,800	483,553
Fujitsu General, Ltd.	29,000	371,847
Fujiya Co., Ltd. (c)	68,000	107,809
Fukuda Corp.	20,000	130,266
Fukuda Denshi Co., Ltd.	4,900	272,300
Fukuoka REIT Corp.	1,277	2,228,084
Fukuyama Transporting Co., Ltd. (a)	97,000	538,250
Furukawa Co., Ltd.	172,387	307,117
Furukawa Electric Co., Ltd.	355,000	632,452
Furuya Metal Co., Ltd.	1,100	23,157
Fuso Pharmaceutical Industries, Ltd.	22,000	52,499
Futaba Corp.	13,400	242,890
Fuyo General Lease Co., Ltd.	9,600	410,313
Genki Sushi Co., Ltd.	5,000	101,336
Global One Real Estate Investment Corp.	52	197,818
GLOBERIDE, Inc.	68,000	96,694
GMO Internet, Inc.	31,500	422,694
GMO Payment Gateway, Inc.	6,200	200,392
GNI Group, Ltd. (a)(c)	46,000	95,485
Gree, Inc. (a)	49,000	286,316
Gulliver International Co., Ltd. (a)	30,900	287,624
Gurunavi, Inc.	13,500	222,417
Hankyu REIT, Inc.	85	94,680
Hanwa Co., Ltd.	88,000	413,517
Happinet Corp. (a)	3,700	38,855
Harmonic Drive Systems, Inc. (a)	16,700	327,818
Hazama Ando Corp.	97,200	526,651
Hearts United Group Co., Ltd. (a)	1,300	19,633
Heiwa Real Estate Co., Ltd.	16,100	221,044
Heiwa Real Estate REIT, Inc.	195	147,885
Heiwado Co., Ltd.	19,800	491,905
HI-LEX CORP.	6,800	223,675
Hibiya Engineering, Ltd.	7,500	100,825
Higo Bank, Ltd.	110,000	716,463
Hiramatsu, Inc.	16,600	111,919
Hirano Tecseed Co., Ltd.	2,900	20,737
HIS Co., Ltd.	16,100	548,662
Hitachi Kokusai Electric, Inc.	20,372	309,996
Hitachi Maxell, Ltd.	12,300	198,726
Hitachi Transport System, Ltd.	9,600	159,497
Hitachi Zosen Corp.	162,100	924,658
Hogy Medical Co., Ltd. (a)	2,300	118,040
Hokkaido Electric Power Co., Inc. (c)	99,900	1,133,993
Hokkaido Gas Co., Ltd. (a)	12,000	28,636
Hokkoku Bank, Ltd.	157,000	576,088
Hokuetsu Bank, Ltd.	974,000	2,029,747
Hokuetsu Kishu Paper Co., Ltd.	22,500	124,300
Hokuriku Electric Industry Co., Ltd.	33,000	48,274
Hokuto Corp.	5,000	102,521
Horiba, Ltd. (a)	19,113	777,859
Hoshino Resorts REIT, Inc.	27	298,541
Hosiden Corp.	110,100	673,926
House Foods Group, Inc. (a)	32,500	618,314
Hulic Reit, Inc.	240	342,059
Hyakujushi Bank, Ltd.	163,000	583,451
IBJ Leasing Co., Ltd. (a)	13,500	313,877
Ichigo Group Holdings Co., Ltd. (a)	17,600	43,437
Ichigo Real Estate Investment Corp.	428	309,899
Iino Kaiun Kaisha, Ltd.	117,380	560,209
Imasen Electric Industrial	9,500	102,325
Imperial Hotel, Ltd.	10,900	233,384
Inaba Denki Sangyo Co., Ltd.	3,000	104,442
Inabata & Co., Ltd.	3,400	37,205
Industrial & Infrastructure Fund Investment Corp.	156	705,006
Infomart Corp.	22,800	288,063
Intage Holdings, Inc.	4,000	63,711
Internet Initiative Japan, Inc.	16,700	293,425
Invesco Office J-REIT, Inc.	116	99,823
Invincible Investment Corp.	1,243	663,326
Iriso Electronics Co., Ltd.	3,300	234,087
Iseki & Co., Ltd. (a)	56,000	110,751
Ishihara Sangyo Kaisha, Ltd. (c)	84,000	85,122
IT Holdings Corp.	41,208	876,931
Itfor, Inc.	39,400	153,266
Itoham Foods, Inc. (a)	60,000	323,622
Itoki Corp.	29,100	166,231
Iwasaki Electric Co., Ltd.	27,000	59,797
Iwatani Corp. (a)	137,000	868,811
J Trust Co., Ltd.	41,800	394,891
Jaccs Co., Ltd.	75,000	361,010
Jafco Co., Ltd.	14,200	566,886
Japan Asset Marketing Co., Ltd. (a)(c)	56,700	65,335
Japan Cash Machine Co., Ltd. (a)	3,200	43,594
Japan Communications, Inc. (a)(c)	62,000	210,779
Japan Digital Laboratory Co., Ltd.	4,000	55,898
Japan Excellent, Inc.	708	818,136
Japan Hotel REIT Investment Corp.	1,377	917,137
Japan Logistics Fund, Inc.	916	1,843,004
Japan Pile Corp.	6,600	38,727

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Japan Rental Housing Investments, Inc.	48	$33,735
Japan Securities Finance Co., Ltd.	26,300	153,246
Japan Steel Works, Ltd. (a)	166,000	686,438
Japan Tissue Engineering Co., Ltd. (c)	2,800	31,990
JCR Pharmaceuticals Co., Ltd.	3,800	92,698
Jeol, Ltd.	41,000	185,960
Jin Co., Ltd.	6,600	284,787
JMS Co., Ltd.	40,000	100,682
Joban Kosan Co., Ltd.	80,000	100,682
Juki Corp. (a)	33,466	450,443
Juroku Bank, Ltd.	83,000	339,828
Justsystems Corp. (c)	7,700	49,901
JVC Kenwood Corp.	79,200	216,179
K’s Holdings Corp. (a)	23,100	832,517
Kadokawa Dwango (a)(c)	23,900	310,164
Kaga Electronics Co., Ltd.	6,400	83,109
Kagome Co., Ltd. (a)	17,500	282,168
Kagoshima Bank, Ltd.	51,000	368,855
Kanamoto Co., Ltd.	18,100	459,286
Kandenko Co., Ltd.	25,000	156,090
Kanematsu Corp.	579,498	1,013,464
Kasai Kogyo Co., Ltd.	8,000	84,665
Katakura Industries Co., Ltd. (a)	78,574	853,388
Kato Sangyo Co., Ltd.	15,800	370,192
KAWADA TECHNOLOGIES, Inc. (a)	1,300	45,205
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	9,300	173,741
Keihin Corp.	14,000	200,907
Keiyo Bank, Ltd.	152,000	799,967
Kenedix Office Investment Corp.	141	707,506
Kenedix Residential Investment Corp.	106	314,020
Kenedix, Inc. (a)	106,400	409,548
KEY Coffee, Inc.	6,100	102,194
Kintetsu World Express, Inc.	3,000	134,842
Kissei Pharmaceutical Co., Ltd.	7,900	200,785
Kitano Construction Corp.	15,000	39,595
Kito Corp. (a)	16,200	157,942
Kitz Corp.	187,100	935,768
Kiyo Bank, Ltd.	100,760	1,539,006
KLab, Inc. (c)	16,700	243,884
Komeri Co., Ltd. (a)	10,300	235,772
Komori Corp. (a)	75,636	1,027,930
Kotobuki Spirits Co., Ltd.	7,000	205,655
Kourakuen Corp.	8,000	101,205
Kumagai Gumi Co., Ltd.	176,000	519,233
Kurabo Industries, Ltd.	532,600	1,140,369
Kureha Corp. (a)	35,000	137,866
Kuroda Electric Co., Ltd.	6,500	120,954
Kusuri No Aoki Co., Ltd.	3,600	159,457
KYB Co., Ltd. (a)	240,832	834,493
Kyoei Steel, Ltd. (a)	4,000	74,041
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,000	184,914
Kyokuyo Co., Ltd.	22,000	50,881
KYORIN Holdings, Inc.	31,500	642,794
Kyoritsu Maintenance Co., Ltd.	2,800	180,084
Kyosan Electric Manufacturing Co., Ltd.	12,000	36,873
Kyoto Kimono Yuzen Co., Ltd.	19,200	161,929
Kyowa Exeo Corp.	69,580	810,862
Kyudenko Corp. (a)	18,000	323,622
LAC Co., Ltd.	6,900	96,143
Lasertec Corp.	4,900	67,755
Leopalace21 Corp. (c)	132,700	814,430
Life Corp.	14,800	339,747
Lintec Corp.	13,900	317,724
Lion Corp. (a)	110,000	881,870
Maeda Corp. (a)	74,000	512,826
Maeda Road Construction Co., Ltd.	16,000	294,725
Makino Milling Machine Co., Ltd.	111,000	1,120,296
Mandom Corp.	8,800	391,942
Mani, Inc.	4,000	265,762
Marudai Food Co., Ltd.	531,656	1,989,935
Maruha Nichiro Corp.	35,420	572,845
Marusan Securities Co., Ltd.	62,638	674,165
Maruwa Co., Ltd.	1,900	40,216
Marvelous, Inc. (a)	20,400	256,407
Matsumotokiyoshi Holdings Co., Ltd. (a)	22,600	1,043,517
Matsuya Co., Ltd.	28,900	543,211
MCUBS MidCity Investment Corp.	71	217,297
Medinet Co., Ltd. (a)(c)	15,100	27,395
Megmilk Snow Brand Co., Ltd.	5,600	71,851
Meidensha Corp.	138,000	518,776
Meitec Corp.	13,700	510,538
Melco Holdings, Inc. (a)	4,000	75,544
Message Co., Ltd. (a)	3,500	94,390
Michinoku Bank, Ltd.	663,200	1,159,848
Micronics Japan Co., Ltd. (a)	8,400	193,379
Minato Bank, Ltd.	662,800	1,700,807
Mirait Holdings Corp.	44,260	516,514
Mitani Corp.	4,400	104,278
Mitsuba Corp.	19,300	507,874
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,000	48,903
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	54,872
Mitsubishi Pencil Co., Ltd.	15,400	728,689
Mitsubishi Shokuhin Co., Ltd. (a)	1,200	26,890
Mitsui Engineering & Shipbuilding Co., Ltd.	305,000	528,419
Mitsui Mining & Smelting Co., Ltd.	263,000	711,421
Mitsui Sugar Co., Ltd.	11,000	43,869
Mitsui-Soko Holdings Co., Ltd.	247,000	783,198
Mitsumi Electric Co., Ltd. (a)	58,100	394,091
Miura Co., Ltd.	50,700	587,940
Miyaji Engineering Group, Inc.	26,000	37,609
Miyazaki Bank, Ltd.	591,800	2,215,048
Miyoshi Oil & Fat Co., Ltd.	30,000	35,549
Mizuno Corp. (a)	39,000	184,857
Mochida Pharmaceutical Co., Ltd.	3,100	175,565
Modec, Inc. (a)	9,000	138,128
Monex Group, Inc. (a)	96,400	265,491
Monogatari Corp. (a)	1,400	46,966
MonotaRO Co., Ltd. (a)	14,000	615,535
Morinaga & Co., Ltd.	98,000	419,662
Morinaga Milk Industry Co., Ltd.	97,000	355,927
Morita Holdings Corp.	22,000	215,029
MOS Food Services, Inc. (a)	4,700	97,714
Moshi Moshi Hotline, Inc.	23,800	266,660
Musashi Seimitsu Industry Co., Ltd. (a)	6,100	118,346

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Musashino Bank, Ltd.	34,080	$1,346,601
Mutoh Holdings Co., Ltd.	20,000	62,109
Nachi-Fujikoshi Corp.	84,000	495,632
Nagase & Co., Ltd.	62,500	863,196
Nakanishi, Inc.	26,680	1,055,295
Namura Shipbuilding Co., Ltd. (a)	19,300	165,611
NanoCarrier Co., Ltd. (c)	10,800	103,353
Nanto Bank, Ltd.	139,000	497,544
NEC Networks & System Integration Corp.	3,700	80,855
NET One Systems Co., Ltd. (a)	123,200	864,862
Neturen Co., Ltd.	139,483	1,005,386
Next Co., Ltd.	16,100	113,022
Nichi-iko Pharmaceutical Co., Ltd.	26,800	728,231
Nichias Corp.	12,000	74,433
Nichicon Corp.	10,900	88,721
Nichiha Corp.	7,500	115,290
Nichii Gakkan Co. (a)	6,700	53,878
Nichirei Corp.	162,000	1,118,702
Nichireki Co., Ltd.	13,000	108,577
Nifco, Inc. (a)	21,400	928,648
Nihon Dempa Kogyo Co., Ltd. (a)	26,400	197,194
Nihon M&A Center, Inc.	16,500	680,955
Nihon Nohyaku Co., Ltd.	12,300	119,417
Nihon Parkerizing Co., Ltd.	43,800	444,926
Nihon Trim Co., Ltd.	1,500	39,595
Nihon Unisys, Ltd. (a)	10,800	111,032
Nikkiso Co., Ltd. (a)	66,740	700,316
Nippon Accommodations Fund, Inc.	220	850,407
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	54,476
Nippon Carbon Co., Ltd. (a)	176,712	581,988
Nippon Chemi-Con Corp.	69,000	208,074
Nippon Chemiphar Co., Ltd.	13,000	66,187
Nippon Coke & Engineering Co., Ltd.	37,600	36,259
Nippon Concrete Industries Co., Ltd. (a)	32,600	128,679
Nippon Densetsu Kogyo Co., Ltd.	24,400	429,714
Nippon Flour Mills Co., Ltd.	54,000	327,005
Nippon Gas Co., Ltd.	31,900	999,767
Nippon Koei Co., Ltd.	17,000	66,964
Nippon Konpo Unyu Soko Co., Ltd.	137,880	2,406,829
Nippon Light Metal Holdings Co., Ltd.	246,500	425,052
Nippon Paper Industries Co., Ltd. (a)	55,700	976,850
Nippon Parking Development Co., Ltd.	44,500	64,733
NIPPON REIT Investment Corp. (a)	52	122,770
Nippon Seiki Co., Ltd.	55,200	1,098,000
Nippon Sheet Glass Co., Ltd. (a)(c)	438,000	465,329
Nippon Shinyaku Co., Ltd.	26,000	796,796
Nippon Signal Co., Ltd.	32,800	360,260
Nippon Soda Co., Ltd.	64,000	411,621
Nippon Steel & Sumikin Bussan Corp.	36,000	131,508
Nippon Suisan Kaisha, Ltd.	125,699	359,536
Nippon Thompson Co., Ltd.	153,600	861,109
Nippon Yakin Kogyo Co., Ltd. (a)(c)	80,000	150,370
Nipro Corp.	50,300	515,065
Nishi-Nippon Railroad Co., Ltd.	161,000	739,443
Nishimatsu Construction Co., Ltd. (a)	137,000	513,897
Nishimatsuya Chain Co., Ltd.	24,453	246,199
Nishio Rent All Co., Ltd.	7,000	175,050
Nissha Printing Co., Ltd. (a)	24,600	415,947
Nisshin Oillio Group, Ltd.	24,000	98,460
Nisshin Steel Co., Ltd. (a)	54,500	676,546
Nisshinbo Holdings, Inc.	62,000	693,646
Nissin Electric Co., Ltd.	8,000	56,814
Nissin Kogyo Co., Ltd.	14,100	232,878
Nitto Boseki Co., Ltd.	147,153	649,390
Nitto Kogyo Corp.	8,500	191,444
NOF Corp.	249,600	2,005,122
Nohmi Bosai, Ltd.	17,600	209,995
Nojima Corp.	9,800	111,323
Nomura Real Estate Office Fund, Inc.	189	857,230
Nomura Real Estate Residential Fund, Inc.	53	299,293
Noritsu Koki Co., Ltd.	9,800	56,382
Noritz Corp.	4,700	88,688
North Pacific Bank, Ltd.	153,400	685,734
NS United Kaiun Kaisha, Ltd.	19,000	41,147
NSD Co., Ltd.	20,300	268,587
Nuflare Technology, Inc. (a)	1,000	43,313
Obara Group, Inc.	3,500	188,207
Oenon Holdings, Inc.	97,000	173,604
Ogaki Kyoritsu Bank, Ltd.	19,000	69,407
Ohsho Food Service Corp.	6,800	234,512
Oiles Corp. (a)	10,900	207,017
Oita Bank, Ltd.	352,800	1,505,019
Okabe Co., Ltd.	21,900	171,814
Okamura Corp.	60,000	523,189
Okasan Securities Group, Inc.	88,682	623,995
Oki Electric Industry Co., Ltd.	545,000	1,144,649
Okinawa Electric Power Co., Inc.	3,000	75,021
OKUMA Corp.	68,000	768,553
Okumura Corp. (a)	84,000	429,044
OncoTherapy Science, Inc. (a)(c)	22,000	68,320
Onward Holdings Co., Ltd. (a)	17,000	117,256
Open House Co., Ltd.	6,600	111,704
Orient Corp. (c)	207,900	370,385
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	228,538
Osaki Electric Co., Ltd.	9,000	49,499
OSG Corp. (a)	48,840	1,047,327
Otsuka Kagu, Ltd.	7,200	103,500
Pacific Industrial Co., Ltd. (a)	30,500	291,628
Pacific Metals Co., Ltd. (a)(c)	74,000	224,966
Pal Co., Ltd.	5,700	187,259
Paramount Bed Holdings Co., Ltd.	5,600	165,439
Pasona Group, Inc.	11,500	105,823
Penta-Ocean Construction Co., Ltd. (a)	121,600	502,837
PeptiDream, Inc. (a)(c)	15,600	437,282
Pilot Corp.	18,600	727,340
Piolax, Inc.	5,300	271,573
Pioneer Corp. (c)	174,200	317,465
Poletowin Pitcrew Holdings, Inc.	2,800	27,230
Premier Investment Corp.	357	1,966,396
Qol Co., Ltd.	8,600	115,121
Raito Kogyo Co., Ltd.	15,700	127,407
Relo Holdings, Inc.	5,900	583,418

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Rengo Co., Ltd. (a)	224,000	$928,109
ReproCELL, Inc. (a)(c)	22,200	117,926
Riso Kagaku Corp.	9,200	174,203
Rock Field Co., Ltd.	5,300	126,258
Rohto Pharmaceutical Co., Ltd. (a)	48,800	806,387
Roland DG Corp.	4,400	124,235
Round One Corp.	23,300	113,677
Ryobi, Ltd.	37,000	144,535
Ryosan Co., Ltd.	3,500	92,102
Sagami Chain Co., Ltd.	21,000	212,806
Saibu Gas Co., Ltd. (a)	133,000	317,378
Saizeriya Co., Ltd.	8,400	186,514
Sakai Chemical Industry Co., Ltd.	279,765	1,003,693
San-A Co., Ltd.	10,200	451,796
San-Ai Oil Co., Ltd.	17,000	110,309
San-In Godo Bank, Ltd.	11,000	106,166
Sanden Holdings Corp.	56,000	260,859
Sangetsu Co., Ltd.	17,500	267,009
Sanix, Inc. (a)(c)	10,700	30,867
Sanken Electric Co., Ltd.	68,000	420,676
Sankyo Tateyama, Inc.	4,400	74,361
Sankyu, Inc.	148,000	809,153
Sanwa Holdings Corp.	92,100	775,999
Sanyo Electric Railway Co., Ltd.	39,000	150,435
Sanyo Shokai, Ltd.	219,000	603,138
Sanyo Special Steel Co., Ltd.	236,937	1,103,699
Sapporo Holdings, Ltd. (a)	243,000	903,567
Sato Holdings Corp.	43,440	1,228,312
SCREEN Holdings Co., Ltd. (a)	181,000	1,140,449
Seika Corp.	22,000	58,791
Seikagaku Corp.	21,800	357,736
Seiko Holdings Corp. (a)	59,000	298,942
Seino Holdings Co., Ltd.	67,600	757,955
Seiren Co., Ltd.	141,780	1,500,471
Sekisui House REIT, Inc.	151	165,481
Sekisui House SI Residential Investment Corp.	282	294,525
Senko Co., Ltd. (a)	42,000	266,007
Senshu Ikeda Holdings, Inc.	108,460	491,932
Senshukai Co., Ltd. (a)	18,300	128,316
Septeni Holdings Co., Ltd.	6,900	77,252
Seria Co., Ltd. (a)	7,800	293,859
Shibuya Kogyo Co., Ltd.	10,900	195,704
Shiga Bank, Ltd.	140,000	755,118
Shima Seiki Manufacturing, Ltd.	55,045	877,643
Shimachu Co., Ltd. (a)	42,960	1,239,315
Shindengen Electric Manufacturing Co., Ltd. (a)	41,000	205,394
Shinkawa, Ltd. (c)	9,200	81,726
Shinkin Central Bank (Class A) Preference Shares	375	687,697
Shinko Electric Industries Co., Ltd.	27,700	199,886
Shinmaywa Industries, Ltd.	26,000	238,189
Shinsho Corp.	40,000	91,856
Ship Healthcare Holdings, Inc.	14,900	308,070
SHO-BOND Holdings Co., Ltd.	11,300	471,891
Shochiku Co., Ltd. (a)	320,600	2,871,553
Shoei Co., Ltd.	5,600	103,108
Showa Aircraft Industry Co., Ltd.	7,000	70,363
Showa Corp.	23,700	236,099
Showa Denko KK (a)	561,000	742,712
SIA Reit, Inc.	48	190,643
Sinanen Co., Ltd.	14,000	55,032
Sinfonia Technology Co., Ltd.	342,400	693,950
SK Kaken Co., Ltd.	4,000	401,749
Skylark Co., Ltd.	22,400	295,274
SMK Corp. (a)	137,343	552,223
SMS Co., Ltd.	9,200	121,574
Sodick Co., Ltd. (a)	25,300	207,172
Sogo Medical Co., Ltd.	2,200	61,938
Sosei Group Corp. (a)	6,000	348,139
Sotetsu Holdings, Inc.	198,000	1,032,354
St Marc Holdings Co., Ltd.	3,000	98,803
Star Micronics Co., Ltd. (a)	19,400	331,036
Starts Corp., Inc.	14,900	232,453
Starts Proceed Investment Corp.	68	108,364
Sumitomo Bakelite Co., Ltd.	54,000	244,923
Sumitomo Forestry Co., Ltd.	92,800	1,145,164
Sumitomo Mitsui Construction Co., Ltd.	382,800	500,535
Sumitomo Osaka Cement Co., Ltd.	196,793	728,535
Sumitomo Real Estate Sales Co., Ltd.	3,700	93,434
Sumitomo Seika Chemicals Co., Ltd.	12,000	78,944
Sumitomo Warehouse Co., Ltd.	48,000	268,312
Sun Corp.	10,000	142,606
Sun Frontier Fudousan Co., Ltd. (a)	5,800	47,020
SWCC Showa Holdings Co., Ltd. (a)(c)	45,000	34,936
T RAD Co., Ltd.	15,000	29,788
Tabuchi Electric Co., Ltd. (a)	17,000	158,518
Tachi-S Co., Ltd. (a)	19,700	281,417
Taikisha, Ltd.	6,000	144,845
Taiko Pharmaceutical Co., Ltd.	4,200	61,302
Taiyo Holdings Co., Ltd.	4,600	192,473
Taiyo Yuden Co., Ltd.	62,700	880,306
Takaoka Toko Co., Ltd.	1,900	25,278
Takara Bio, Inc.	24,300	269,680
Takara Holdings, Inc.	92,600	724,969
Takara Leben Co., Ltd.	15,600	92,938
Takara Standard Co., Ltd.	53,000	375,524
Takasago International Corp.	270,694	1,132,639
Takasago Thermal Engineering Co., Ltd.	33,500	406,824
Takashima & Co., Ltd.	36,000	80,023
Takata Corp. (a)(c)	16,600	180,834
Takeuchi Manufacturing Co., Ltd.	7,000	401,585
Takuma Co., Ltd.	34,000	216,729
Tamron Co., Ltd.	5,400	113,988
Tamura Corp.	49,000	195,816
Tanseisha Co., Ltd.	15,100	175,230
TechnoPro Holdings, Inc.	5,400	135,921
Teikoku Electric Manufacturing Co., Ltd.	3,600	31,215
Teikoku Sen-I Co., Ltd.	14,400	205,117
Tekken Corp. (a)	72,000	214,179
TKC Corp.	3,700	104,924
Toa Corp. (f)	33,000	53,398
Toa Corp. (f)	18,700	196,834
Toagosei Co., Ltd. (a)	213,209	1,778,992
Tobishima Corp. (a)(c)	29,200	50,351
TOC Co., Ltd.	165,260	1,156,070
Tochigi Bank, Ltd.	241,000	1,374,723

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Toda Corp.	141,000	$647,587
Toei Co., Ltd.	182,400	1,301,313
Toho Bank, Ltd.	90,000	402,321
Toho Holdings Co., Ltd. (a)	70,819	1,631,502
Toho Zinc Co., Ltd.	53,000	165,889
Tokai Carbon Co., Ltd.	138,000	433,065
Tokai Corp.	1,600	57,990
TOKAI Holdings Corp. (a)	59,400	241,746
Tokai Rika Co., Ltd.	18,700	467,634
Toko, Inc.	17,000	46,402
Tokuyama Corp. (a)(c)	230,000	443,591
Tokyo Dome Corp.	79,000	328,615
Tokyo Ohka Kogyo Co., Ltd.	18,100	514,015
Tokyo Seimitsu Co., Ltd.	22,400	491,513
Tokyo Steel Manufacturing Co., Ltd.	53,500	393,058
Tokyo Tekko Co., Ltd.	9,000	45,748
Tokyo TY Financial Group, Inc. (a)	18,300	622,139
Tokyotokeiba Co., Ltd.	73,000	173,007
Tokyu Construction Co., Ltd.	15,900	113,437
Tokyu REIT, Inc.	299	369,214
Tomoe Engineering Co., Ltd.	2,800	38,122
TOMONY Holdings, Inc.	225,880	1,033,734
Tomy Co., Ltd. (a)	54,800	286,170
Top REIT, Inc.	92	388,706
Topre Corp.	24,200	437,069
Topy Industries, Ltd.	369,981	946,382
Torii Pharmaceutical Co., Ltd. (a)	3,700	98,423
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	43,751
Toshiba Machine Co., Ltd.	51,000	233,817
Toshiba Plant Systems & Services Corp.	10,900	132,815
Toshiba TEC Corp.	54,000	292,584
Totetsu Kogyo Co., Ltd.	14,300	296,249
Towa Pharmaceutical Co., Ltd.	2,800	179,169
Toyo Construction Co., Ltd.	9,700	36,544
Toyo Corp./Chuo-ku	143,568	1,208,475
Toyo Engineering Corp. (a)	58,000	137,932
Toyo Ink SC Holdings Co., Ltd.	60,000	240,755
Toyo Wharf & Warehouse Co., Ltd.	31,000	52,948
Toyobo Co., Ltd. (a)	415,788	662,597
TPR Co., Ltd.	16,300	490,206
Trusco Nakayama Corp.	10,200	347,183
TS Tech Co., Ltd.	21,800	583,459
TSI Holdings Co., Ltd. (c)	68,700	475,535
Tsubakimoto Chain Co.	62,000	606,497
Tsukui Corp. (a)	4,300	33,735
Tsumura & Co. (a)	28,400	611,332
Tsurumi Manufacturing Co., Ltd.	10,900	172,544
UACJ Corp. (a)	139,000	352,143
Ube Industries, Ltd.	326,000	615,421
Ulvac, Inc.	35,100	540,706
UMN Pharma, Inc. (a)(c)	4,600	103,379
Unipres Corp.	17,400	364,452
United Arrows, Ltd. (a)	13,700	429,367
United Super Markets Holdings, Inc. (c)	11,900	102,404
UNITED, Inc. (a)	3,700	44,872
Unitika, Ltd. (c)	1,093,000	518,073
UNY Group Holdings Co., Ltd. (a)	77,900	498,473
Usen Corp. (c)	48,110	138,395
Ushio, Inc.	44,200	575,776
UT Holdings Co., Ltd. (a)(c)	12,300	61,116
Valor Co., Ltd.	32,600	816,565
VT Holdings Co., Ltd.	22,700	135,237
Wacoal Holdings Corp.	72,000	842,005
Wacom Co., Ltd. (a)	75,200	273,477
Wakachiku Construction Co., Ltd.	38,000	54,346
Wakita & Co., Ltd.	10,900	111,169
Welcia Holdings Co., Ltd. (a)	14,100	644,130
WirelessGate, Inc. (a)	4,300	108,761
Xebio Co., Ltd. (a)	8,000	156,254
YAMABIKO Corp.	5,200	237,977
Yamazen Corp.	48,500	442,729
Yaoko Co., Ltd. (a)	15,300	711,453
Yodogawa Steel Works, Ltd. (a)	352,200	1,539,877
Yokogawa Bridge Holdings Corp.	17,900	178,612
Yondoshi Holdings, Inc. (a)	14,200	345,122
Yorozu Corp.	14,200	313,441
Yoshinoya Holdings Co., Ltd.	31,600	382,976
Yushin Precision Equipment Co., Ltd.	1,400	31,498
Zenkoku Hosho Co., Ltd.	25,900	922,846
Zenrin Co., Ltd.	58,877	770,816
Zensho Holdings Co., Ltd. (a)(c)	20,200	192,483
ZERIA Pharmaceutical Co., Ltd. (a)	19,200	280,551

		257,279,526

LUXEMBOURG — 0.2%
BRAAS Monier Building Group SA	8,722	238,092
Grand City Properties SA (a)	23,911	414,943
SAF-Holland SA	16,000	246,818
Stabilus SA (c)	6,073	258,786

		1,158,639

MALTA — 0.1%
Kambi Group PLC (c)	4,743	39,727
Unibet Group PLC, SDR	12,910	785,725

		825,452

MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a)(c)	1,258,500	60,875

NETHERLANDS — 1.5%
Amsterdam Commodities NV	15,936	402,970
AVG Technologies NV (a)(c)	22,319	607,300
BE Semiconductor Industries NV	13,848	385,196
Beter Bed Holding NV	12,827	321,566
BinckBank NV	42,327	403,224
Cimpress NV (a)(c)	13,525	1,138,264
Corbion NV	40,561	801,499
Euronext NV (g)	33,398	1,314,330
Grontmij NV (a)(c)	28,597	137,169
IMCD Group NV	12,844	465,101
InterXion Holding NV (a)(c)	15,773	436,123
Koninklijke BAM Groep NV (a)(c)	148,277	626,312
Koninklijke Ten Cate NV	11,501	237,003
Lastminute.com NV (c)	1,608	28,390
NSI NV	11,623	45,715
Refresco Gerber NV (c)(g)	19,036	312,422
Royal Imtech NV (a)(c)	53,777	222,417
Sligro Food Group NV	9,759	351,594
TKH Group NV	16,117	674,755
TomTom NV (c)	42,029	474,609
USG People NV (a)	32,354	479,810

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

VastNed Retail NV	5,718	$251,750
Wereldhave NV	17,245	978,588
Wessanen	30,767	270,097

		11,366,204

NEW ZEALAND — 1.3%
a2 Milk Co., Ltd. (a)(c)	201,398	96,706
Air New Zealand, Ltd.	245,485	423,355
Argosy Property, Ltd.	333,993	249,597
Chorus, Ltd. (a)(c)	146,487	287,301
DNZ Property Fund, Ltd.	260,476	358,485
Ebos Group, Ltd.	31,056	215,282
Freightways, Ltd.	82,603	324,014
Genesis Energy, Ltd.	191,339	225,160
Goodman Property Trust	382,601	305,329
Heartland New Zealand, Ltd.	246,789	195,277
Infratil, Ltd. (a)	316,953	676,291
Kathmandu Holdings, Ltd.	79,929	94,598
Kiwi Income Property Group, Ltd.	499,857	434,398
Mainfreight, Ltd.	60,368	642,207
Meridian Energy, Ltd.	637,308	930,984
Metlifecare, Ltd.	67,859	213,403
New Zealand Oil & Gas, Ltd. (a)	284,813	105,940
Nuplex Industries, Ltd.	143,318	407,089
NZX, Ltd.	253,928	185,470
PGG Wrightson, Ltd.	104,906	32,636
Port of Tauranga, Ltd. (a)	24,500	286,650
Precinct Properties New Zealand, Ltd.	276,018	212,805
Property for Industry, Ltd.	220,121	229,256
Restaurant Brands New Zealand, Ltd.	124,071	360,810
Skellerup Holdings, Ltd. (a)	152,537	134,109
Sky City Entertainment Group, Ltd.	297,917	846,221
Steel & Tube Holdings, Ltd.	16,557	30,793
Summerset Group Holdings, Ltd. (a)	62,849	151,317
Tower, Ltd.	138,886	206,643
Trade Me Group, Ltd.	210,165	481,836
Vital Healthcare Property Trust	218,449	242,289
Warehouse Group, Ltd. (a)	65,673	116,366
Z Energy, Ltd.	73,726	291,686

		9,994,303

NORWAY — 1.3%
Aker Solutions ASA	26,295	147,058
Archer, Ltd. (c)	99,671	34,206
Atea ASA	41,576	369,917
Austevoll Seafood ASA	36,333	189,804
Avance Gas Holding, Ltd. (g)	6,605	118,793
Bakkafrost P/F	21,271	566,416
Borregaard ASA	55,844	393,942
BW LPG, Ltd. (a)(g)	28,859	246,131
BW Offshore, Ltd.	193,735	124,355
Deep Sea Supply PLC	182,192	65,999
Dolphin Group AS (a)(c)	122,368	26,441
Ekornes ASA	47,738	576,436
Fred Olsen Energy ASA (a)(c)	14,673	101,923
Frontline, Ltd. (a)(c)	20,808	51,680
Hexagon Composites ASA (a)	53,775	177,029
Hoegh LNG Holdings, Ltd. (a)	20,875	331,665
Kongsberg Automotive ASA (c)	210,009	145,478
Kvaerner ASA	52,178	32,696
Nordic Semiconductor ASA (a)(c)	84,321	580,360
Norwegian Air Shuttle AS (a)(c)	8,711	359,734
Petroleum Geo-Services ASA	107,972	579,007
ProSafe SE (a)	120,975	418,242
Protector Forsikring ASA	57,936	498,909
REC Silicon ASA (a)(c)	920,428	197,013
REC Solar ASA (c)	23,264	313,439
Solstad Offshore ASA	11,375	50,170
SpareBank 1 SMN	32,191	268,003
Spectrum ASA	12,592	51,056
Thin Film Electronics ASA (c)	294,027	190,225
Tomra Systems ASA	118,444	1,080,185
Veidekke ASA	114,356	1,271,834
Wilh Wilhelmsen ASA (a)	4,374	26,241
XXL ASA (g)	10,155	111,650

		9,696,037

PANAMA — 0.0% (e)
Norstar Holdings, Inc.	6,951	164,673

PORTUGAL — 0.3%
Altri SGPS SA (a)	203,283	739,969
CTT-Correios de Portugal SA	19,522	201,287
Mota-Engil SGPS SA (a)	8,184	20,809
Pharol SGPS SA (c)	246,669	108,561
Semapa-Sociedade de Investimento e Gestao	105,437	1,422,657

		2,493,283

SINGAPORE — 2.6%
AIMS AMP Capital Industrial REIT	252,958	280,856
Ascendas Hospitality Trust	522,000	273,309
Ascendas India Trust	620,000	412,105
Ascott Residence Trust (a)	429,600	411,574
AusGroup, Ltd. (a)(c)	244,000	36,242
Biosensors International Group, Ltd. (c)	657,000	397,664
Boustead Projects Pte, Ltd. (c)	92,297	61,349
Boustead Singapore, Ltd.	312,657	290,250
Cache Logistics Trust	505,000	433,179
Cambridge Industrial Trust (a)	1,054,855	536,633
Cape PLC (a)	18,548	73,655
CapitaLand Retail China Trust	335,147	433,090
CDL Hospitality Trusts (a)	418,000	506,008
China New Town Development Co., Ltd. (c)	459,000	24,544
China Yuchai International, Ltd. (a)	22,279	373,173
Civmec, Ltd. (a)	414,000	122,986
Cordlife Group, Ltd. (a)	254,000	212,217
Cosco Corp. Singapore, Ltd. (a)	567,000	202,124
Croesus Retail Trust	193,000	134,018
CSE Global, Ltd. (a)	153,000	67,609
CWT, Ltd. (a)	196,000	294,036
Ezra Holdings, Ltd. (a)(c)	521,102	66,178
Far East Hospitality Trust	433,000	249,220
First Real Estate Investment Trust	557,558	575,570
Fortune Real Estate Investment Trust	468,000	471,468
Frasers Centrepoint Trust	268,000	410,011
Frasers Commercial Trust	312,357	354,925
Frasers Hospitality Trust (a)	214,000	136,680
GuocoLeisure, Ltd.	419,000	309,621
Haw Par Corp., Ltd.	71,586	479,012
Hong Fok Corp., Ltd.	250,000	156,888
Hotel Properties, Ltd.	30,000	86,892

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Hyflux, Ltd. (a)	318,600	$203,488
IGG, Inc. (a)	454,000	332,629
International Healthway Corp., Ltd. (a)(c)	160,000	35,054
Interra Resources, Ltd. (c)	272,000	29,291
ISDN Holdings, Ltd.	112,000	19,131
Jaya Holdings, Ltd. (a)(c)	104,000	3,167
K1 Ventures, Ltd.	267,000	39,658
Keppel DC REIT (c)	243,700	190,037
Keppel Infrastructure Trust (a)	816,538	330,496
Lian Beng Group, Ltd.	135,000	54,642
LionGold Corp., Ltd. (c)	386,000	4,873
Lippo Malls Indonesia Retail Trust	1,250,000	338,841
Mapletree Greater China Commercial Trust	711,000	538,596
Mapletree Industrial Trust	811,437	940,098
Metro Holdings, Ltd.	336,000	245,793
Mewah International, Inc.	212,000	52,744
OM Holdings, Ltd. (c)	84,190	17,471
OSIM International, Ltd. (a)	208,000	255,655
OUE Commercial Real Estate Investment Trust	132,000	79,896
OUE Hospitality Trust	348,333	241,880
OUE, Ltd. (a)	86,000	127,100
Oxley Holdings, Ltd. (a)	134,000	43,788
Pacific Radiance, Ltd. (a)	232,000	90,457
Pan-United Corp., Ltd. (a)	56,000	30,152
Parkway Life Real Estate Investment Trust	256,000	437,282
Petra Foods, Ltd.	189,000	491,274
Raffles Medical Group, Ltd.	157,902	539,435
Religare Health Trust	470,000	356,034
Rotary Engineering, Ltd.	100,000	34,534
Rowsley, Ltd. (c)	1,676,000	196,664
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	413,729	261,173
Saizen REIT	41,000	26,339
Sinarmas Land, Ltd.	610,000	278,611
Sino Grandness Food Industry Group, Ltd. (a)(c)	187,000	47,913
SMRT Corp., Ltd.	356,000	407,159
Soilbuild Business Space REIT	261,000	164,761
Stamford Land Corp., Ltd.	64,000	27,092
Starhill Global REIT	756,000	494,081
STATS ChipPAC, Ltd. (a)(c)	95,000	36,335
Super Group, Ltd. (a)	250,000	206,090
Swiber Holdings, Ltd. (a)(c)	214,000	26,541
Tat Hong Holdings, Ltd.	73,000	27,649
Technics Oil & Gas, Ltd. (a)(c)	135,000	72,688
Tiger Airways Holdings, Ltd. (a)(c)	317,850	68,456
Tuan Sing Holdings, Ltd.	200,936	54,468
UMS Holdings, Ltd.	331,000	130,286
United Engineers, Ltd. (a)	289,000	527,991
Venture Corp., Ltd.	75,000	430,004
Wing Tai Holdings, Ltd. (a)	567,299	802,603
XP Power, Ltd.	2,684	66,230
Yoma Strategic Holdings, Ltd. (a)(c)	741,333	233,989
Yongnam Holdings, Ltd. (c)	115,749	37,394

		19,601,099

SOUTH KOREA — 9.0%
3S Korea Co., Ltd. (c)	16,200	36,817
Able C&C Co., Ltd. (a)	7,830	188,476
Actoz Soft Co., Ltd. (c)	1,027	27,621
Advanced Process Systems Corp. (c)	6,267	50,959
AeroSpace Technology of Korea, Inc. (c)	4,316	101,375
AfreecaTV Co., Ltd.	3,159	105,210
Ahnlab, Inc.	2,134	98,526
AJ Rent A Car Co., Ltd. (c)	2,828	35,621
AK Holdings, Inc.	1,879	131,393
Amicogen, Inc.	1,864	200,362
Aminologics Co., Ltd. (c)	20,430	22,253
Asiana Airlines, Inc. (c)	42,587	242,056
Basic House Co., Ltd. (c)	1,936	26,642
BGF retail Co., Ltd.	907	130,100
Binex Co., Ltd. (c)	14,697	252,317
Binggrae Co., Ltd.	3,954	299,532
Bioland, Ltd. (a)	3,849	138,025
Bioneer Corp. (c)	3,278	27,448
Boryung Pharmaceutical Co., Ltd.	3,194	201,298
Bukwang Pharmaceutical Co., Ltd.	8,737	263,962
Cell Biotech Co., Ltd.	1,551	91,076
Celltrion Pharm, Inc. (c)	7,610	112,569
Chabiotech Co., Ltd. (a)(c)	25,854	387,074
Chadiostech Co., Ltd. (c)	8,902	27,653
Choa Pharmaceutical Co. (c)	17,644	73,553
Chong Kun Dang Pharmaceutical Corp.	3,392	275,204
Chongkundang Holdings Corp.	1,931	210,333
CJ CGV Co., Ltd.	6,659	764,133
CJ E&M Corp. (c)	13,338	936,273
CJ Freshway Corp.	1,659	80,463
CNK International Co., Ltd. (c)(d)	16,071	4,466
CNPLOEN Co., Ltd. (c)	22,257	36,614
Com2uSCorp (a)(c)	5,310	589,339
Corentec Co., Ltd. (c)	2,655	46,414
Cosmax BTI, Inc.	6,164	482,974
Cosmax, Inc.	4,511	814,888
Crown Confectionery Co., Ltd.	272	156,063
CrucialTec Co., Ltd. (c)	6,206	60,366
CrystalGenomics, Inc. (c)	5,220	91,255
CTC BIO, Inc. (c)	6,282	127,279
Cuckoo Electronics Co., Ltd.	1,584	398,325
D.I Corp.	9,063	57,687
Dae Han Flour Mills Co., Ltd.	471	95,006
Daeduck GDS Co., Ltd.	3,231	28,213
Daesang Corp.	15,466	492,910
Daesang Holdings Co., Ltd.	4,864	112,503
Daewon Pharmaceutical Co., Ltd.	8,910	215,271
Daewoong Pharmaceutical Co., Ltd.	1,684	191,732
Daou Technology, Inc.	6,564	163,004
Digital Power Communications Co., Ltd.	13,624	86,963
Dong-A Socio Holdings Co., Ltd.	4,019	733,217
Dong-A ST Co., Ltd.	4,236	563,939
Dongbu HiTek Co., Ltd. (a)(c)	7,160	101,419
DongKook Pharmaceutical Co., Ltd.	3,111	161,205
Dongkuk Steel Mill Co., Ltd. (a)(c)	51,602	243,334
Dongsuh Cos., Inc.	32,736	1,122,553
Dongsung Finetec Co., Ltd.	4,227	22,926
Dongwha Pharm Co., Ltd.	30,526	248,214
Dongwon F&B Co., Ltd.	394	133,517

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Dongwon Industries Co., Ltd.	1,072	$286,392
EG Corp.	2,282	30,483
EM-Tech Co., Ltd. (c)	4,628	37,880
Eo Technics Co., Ltd.	4,827	406,343
Eugene Investment & Securities Co., Ltd. (a)(c)	106,492	334,622
Eugene Technology Co., Ltd.	3,726	53,446
Eusu Holdings Co., Ltd. (c)	6,470	68,444
Fila Korea, Ltd.	6,580	654,785
Gamevil, Inc. (a)(c)	3,189	247,012
GemVax & Kael Co., Ltd. (a)(c)	12,690	466,440
Genexine Co., Ltd. (c)	1,450	152,741
Genic Co., Ltd. (c)	2,845	109,546
GOLFZON Co., Ltd. (c)	2,151	246,831
GOLFZONYUWONHOLDINGS Co., Ltd.	10,489	123,654
Green Cross Cell Corp. (c)	1,742	104,634
Green Cross Corp.	3,841	883,246
Green Cross Holdings Corp.	12,636	564,709
GS Global Corp.	6,165	40,899
GS Home Shopping, Inc.	2,364	444,846
GS Retail Co., Ltd.	16,190	677,819
Haesung Industrial Co., Ltd.	650	16,491
Halla Holdings Corp.	2,552	118,740
Hana Tour Service, Inc.	4,388	501,564
Hanall Biopharma Co., Ltd. (a)(c)	15,551	209,819
Hancom, Inc.	6,062	97,822
Hanil Cement Co., Ltd.	1,637	249,487
Hanil E-Hwa Co., Ltd.	3,374	40,683
Hanjin Heavy Industries & Construction Co., Ltd. (a)(c)	35,740	156,359
Hanjin Kal Corp.	7,979	195,997
Hanjin Shipping Co., Ltd. (a)(c)	66,639	342,918
Hanjin Transportation Co., Ltd.	3,956	171,653
Hankook Shell Oil Co., Ltd.	287	125,303
Hanmi Pharm Co., Ltd. (c)	2,945	1,232,969
Hanmi Science Co., Ltd. (c)	14,139	1,679,517
Hanmi Semiconductor Co., Ltd.	5,481	68,055
Hansae Co., Ltd. (a)	14,587	498,896
Hansol Chemical Co., Ltd.	2,604	230,414
Hansol Holdings Co., Ltd. (c)	39,014	310,937
Hansol Logistics Co., Ltd.	26,039	90,574
Hansol Paper Co., Ltd. (c)	23,822	445,281
Hansol Technics Co., Ltd. (c)	3,165	63,558
Hanwha Investment & Securities Co., Ltd.	129,867	643,834
Harim Co., Ltd. (a)(c)	12,224	51,890
Heung-A Shipping Co., Ltd. (a)	39,645	97,917
Hite Jinro Co., Ltd. (a)	30,800	625,416
Humax Co., Ltd.	30,719	483,319
Humedix Co., Ltd. (c)	1,174	113,458
Huons Co., Ltd.	4,044	397,349
Hwa Shin Co., Ltd.	3,205	16,952
Hyundai BNG Steel Co., Ltd.	2,450	25,698
Hyundai Corp.	3,976	127,965
Hyundai Elevator Co., Ltd. (c)	6,408	433,730
Hyundai Engineering Plastics Co., Ltd.	5,061	35,617
Hyundai Greenfood Co., Ltd.	41,138	778,172
Hyundai Home Shopping Network Corp.	3,775	414,575
Hyundai Hy Communications & Networks Co., Ltd.	7,390	29,084
Hyundai Hysco Co., Ltd.	2,651	136,893
Hyundai Livart Furniture Co., Ltd.	1,851	90,770
Hyundai Rotem Co., Ltd. (a)(c)	23,216	421,466
Hyundai Securities Co., Ltd.	82,718	672,601
i-SENS, Inc. (c)	1,679	91,819
Il Dong Pharmaceutical Co., Ltd.	8,816	262,397
Iljin Display Co., Ltd.	5,655	43,904
Ilyang Pharmaceutical Co., Ltd. (c)	3,936	272,057
iMarketKorea, Inc.	7,762	208,759
InBody Co., Ltd.	2,551	113,662
Infraware, Inc. (c)	8,095	38,608
Innox Corp. (c)	3,457	40,754
Interojo Co., Ltd.	3,417	106,757
Interpark Holdings Corp.	30,828	258,132
iNtRON Biotechnology, Inc. (c)	4,620	224,901
IS Dongseo Co., Ltd.	1,666	108,582
JB Financial Group Co., Ltd. (a)	290,781	1,728,341
Jeil Pharmaceutical Co.	6,412	238,557
Jenax, Inc. (c)	6,950	41,745
JoyCity Corp. (c)	1,456	40,595
Jusung Engineering Co., Ltd. (c)	7,905	39,190
JW Pharmaceutical Corp. (a)	5,420	194,847
JYP Entertainment Corp. (c)	12,218	54,055
KC Green Holdings Co., Ltd.	4,926	44,603
KCP Co., Ltd. (c)	6,266	185,376
Kginicis Co., Ltd.	5,346	109,513
KGMobilians Co., Ltd.	2,916	52,807
KH Vatec Co., Ltd. (a)	5,837	103,087
Koh Young Technology, Inc.	2,801	103,206
Kolao Holdings (a)	16,644	333,492
Kolon Corp.	1,480	98,848
Kolon Industries, Inc.	8,659	501,476
Kolon Life Science, Inc. (a)	1,913	373,871
Komipharm International Co., Ltd. (a)(c)	13,404	316,039
KONA I Co., Ltd.	5,901	174,578
Korea Electric Terminal Co., Ltd.	2,490	206,263
Korea Kolmar Co., Ltd. (a)	8,541	777,185
Korea Kolmar Holdings Co., Ltd.	2,032	147,921
Korea Line Corp. (c)	3,826	75,975
Korea Petrochemical Industries	1,376	238,081
Korea Real Estate Investment & Trust Co., Ltd. (a)	51,221	188,270
Korea United Pharm, Inc.	6,784	158,128
Korean Reinsurance Co.	88,947	980,813
Kortek Corp. (a)	6,534	90,209
KT Skylife Co., Ltd.	14,580	264,687
Ktis Corp. (a)	13,470	84,531
Kumho Industrial Co., Ltd. (c)	7,370	93,162
Kumho Tire Co., Inc. (c)	60,895	396,886
Kwang Dong Pharmaceutical Co., Ltd.	16,889	249,069
KyungDong City Gas Co., Ltd.	506	54,889
Kyungdong Pharm Co., Ltd.	6,731	165,944
LEENO Industrial, Inc.	3,355	153,095
LF Corp.	12,084	328,249
LG Hausys, Ltd.	3,715	496,244
LG International Corp.	36,431	1,270,488
LG Life Sciences, Ltd. (c)	4,926	310,456

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

LIG Insurance Co., Ltd.	38,387	$992,841
Lock & Lock Co., Ltd.	3,294	43,558
Loen Entertainment, Inc.	1,740	125,573
Lotte Food Co., Ltd.	718	583,180
LOTTE Himart Co., Ltd.	4,127	280,079
LS Industrial Systems Co., Ltd.	10,790	442,066
Lumens Co., Ltd. (a)	14,564	60,648
Lutronic Corp.	2,881	172,790
Macrogen, Inc. (c)	3,282	114,015
Maeil Dairy Industry Co., Ltd.	1,471	52,091
Mando Corp.	2,826	315,422
Medipost Co., Ltd. (a)(c)	4,113	431,414
Medy-Tox, Inc.	2,447	1,221,910
MegaStudy Co., Ltd.	3,849	133,367
MegaStudyEdu Co., Ltd. (c)	2,227	139,755
Melfas, Inc. (a)(c)	14,329	50,356
Meritz Financial Group, Inc.	8	114
Meritz Fire & Marine Insurance Co., Ltd. (a)	52,285	761,694
Meritz Securities Co., Ltd.	137,355	877,979
Mirae Asset Securities Co., Ltd.	18,334	830,039
Mirae Corp. (c)	194,561	45,525
Modetour Network, Inc.	3,015	89,738
Muhak Co., Ltd. (c)	5,869	332,004
Naturalendo Tech Co., Ltd. (a)(c)	10,482	312,924
Neowiz Games Corp. (a)(c)	11,425	198,705
NEPES Corp. (c)	5,721	36,723
Nexen Tire Corp.	25,464	285,356
NH Investment & Securities Co., Ltd.	3	33
NHN Entertainment Corp. (a)(c)	10,235	546,870
NICE Holdings Co., Ltd.	5,272	94,291
NongShim Co., Ltd.	2,692	701,086
OCI Materials Co., Ltd.	1,319	152,540
Opto Device Technology Co., Ltd.	5,931	56,362
Osstem Implant Co., Ltd. (c)	2,984	181,910
Pan Ocean Co., Ltd. (c)(d)	72,660	195,419
Partron Co., Ltd. (a)	23,848	181,086
Pharmicell Co., Ltd. (c)	9,641	39,067
Poongsan Corp.	17,884	416,858
Posco ICT Co., Ltd.	7,785	37,269
Power Logics Co., Ltd. (c)	15,269	45,309
Redrover Co., Ltd. (c)	11,337	115,357
S&T Dynamics Co., Ltd.	7,180	82,392
S-Energy Co., Ltd.	5,134	39,306
Sajo Industries Co., Ltd. (c)	1,205	95,605
Sam Yung Trading Co., Ltd.	5,491	104,853
Samchully Co., Ltd.	484	56,191
Samchuly Bicycle Co., Ltd.	5,114	117,597
Samjin Pharmaceutical Co., Ltd.	9,871	261,056
Samkwang Glass	959	99,730
Samlip General Foods Co., Ltd.	398	95,981
Samsung Fine Chemicals Co., Ltd. (a)	14,035	435,979
Samyang Holdings Corp.	3,786	790,836
Sansung Life & Science Co., Ltd. (c)	7,186	666,772
Sapphire Technology Co., Ltd. (a)(c)	2,631	37,267
SeAH Steel Corp.	651	40,270
Sebang Co., Ltd.	2,563	45,725
Seegene, Inc. (a)(c)	13,192	486,074
Seobu T&D (c)	4,445	104,007
Seoul Semiconductor Co., Ltd. (a)(c)	22,671	325,193
SEOWONINTECH Co., Ltd.	2,865	33,005
Seoyeon Co., Ltd.	4,332	42,720
SFA Engineering Corp. (a)	20,778	916,471
Silicon Works Co., Ltd.	1,832	61,754
Silla Co., Ltd.	1,552	28,036
Sindoh Co., Ltd.	831	47,828
SK Broadband Co., Ltd. (c)(d)	4,104	15,545
SK Chemicals Co., Ltd. (a)	6,823	455,091
SK Communications Co., Ltd. (a)(c)	5,739	35,552
SKC Co., Ltd.	13,497	445,282
SM Culture & Contents Co., Ltd. (c)	15,322	34,821
SM Entertainment Co. (a)(c)	8,725	251,867
Soulbrain Co., Ltd.	1,766	77,340
Suheung Co., Ltd.	1,512	73,875
SundayToz Corp. (a)(c)	11,186	164,463
Sungshin Cement Co., Ltd. (c)	7,070	105,849
Sungwoo Hitech Co., Ltd.	27,600	235,804
Suprema, Inc. (c)	3,213	66,250
Synopex, Inc. (c)	29,636	45,698
Taekwang Industrial Co., Ltd.	506	615,574
Taihan Electric Wire Co., Ltd. (c)(d)	26,608	0
Tera Semicon Co., Ltd. (c)	2,608	48,281
Tongyang Life Insurance	7,610	104,041
Tovis Co., Ltd.	7,422	84,503
Value Added Technologies Co., Ltd.	3,555	92,743
Vieworks Co., Ltd.	1,619	62,339
ViroMed Co., Ltd. (c)	4,903	783,724
Webzen, Inc. (c)	3,340	95,818
WeMade Entertainment Co., Ltd. (c)	2,202	71,265
Whanin Pharmaceutical Co., Ltd.	8,483	176,056
Wins Co., Ltd.	3,865	32,397
WiSoL Co., Ltd.	5,264	53,091
Wonik IPS Co., Ltd. (c)	43,988	559,980
Woojeon & Handan Co., Ltd. (c)(d)	8,140	12,406
Woongjin Thinkbig Co., Ltd. (c)	7,993	67,644
Wooree ETI Co., Ltd.	11,694	23,903
YG Entertainment, Inc.	6,554	282,031
Yuanta Securities Korea Co., Ltd. (a)(c)	73,482	379,449
Yuhan Corp.	3,388	829,194
Yungjin Pharmaceutical Co., Ltd. (c)	52,291	78,756

		67,902,141

SPAIN — 0.8%
Axiare Patrimonio SOCIMI SA REIT	22,655	303,916
Baron de Ley (c)	1,001	98,259
Construcciones y Auxiliar de Ferrocarriles SA	2,326	690,799
Faes Farma SA (c)	4,961	12,630
Faes Farma SA	253,289	653,327
Hispania Activos Inmobiliarios SAU (c)	12,110	177,567
Lar Espana Real Estate Socimi SA REIT	11,565	127,620
Let’s GOWEX SA (a)(b)(c)	9,561	0
Merlin Properties Socimi SA (c)	64,543	788,175
NH Hotel Group SA (c)	17,956	103,034
Promotora de Informaciones SA (Class A) (a)(c)	12,874	114,036
Saeta Yield SA	10,799	112,742
Tubacex SA	164,963	470,533
Tubos Reunidos SA (a)	221,436	351,582

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Vidrala SA	26,719	$1,317,336
Zeltia SA (a)(c)	180,922	740,819

		6,062,375

SWEDEN — 2.1%
Active Biotech AB (a)(c)	8,987	9,315
AddTech AB (Class B)	26,646	405,430
AF AB (Class B)	30,512	414,610
Arcam AB (a)(c)	8,744	149,905
Avanza Bank Holding AB	10,408	378,188
B&B Tools AB (Class B)	10,313	147,284
BE Group AB (c)	19,236	4,845
Beijer Alma AB	6,341	137,175
Beijer Ref AB	5,890	121,385
Betsson AB (c)	75,987	1,097,107
Bilia AB (Class A)	13,555	241,368
BioGaia AB (Class B)	4,029	119,450
Bufab Holding AB	9,003	53,383
Byggmax Group AB	28,323	192,006
Clas Ohlson AB (Class B)	14,026	245,952
Cloetta AB (Class B) (c)	113,060	342,007
Com Hem Holding AB	42,645	394,971
Concentric AB	22,889	271,027
D. Carnegie Co. & AB (c)	30	188
Duni AB	14,057	190,165
Eniro AB (a)(c)	39,210	5,345
Fingerprint Cards AB (Class B) (a)(c)	19,225	413,578
Haldex AB	50,036	660,312
Hemfosa Fastigheter AB	48,812	497,091
HIQ International AB (c)	7,036	36,802
Holmen AB (Class B)	25,609	746,588
Industrial & Financial Systems (Class B)	10,819	349,442
Indutrade AB	13,054	600,193
Investment AB Oresund	7,996	153,223
KNOW IT AB	4,832	30,864
Kungsleden AB	70,243	476,188
Lagercrantz AB (Class B)	7,939	163,612
Lifco AB (Class B) (a)	8,519	174,025
Lindab International AB	21,394	180,872
Medivir AB (Class B) (c)	11,576	98,007
Mycronic AB	16,062	116,630
NetEnt AB (c)	13,276	515,200
New Wave Group AB (Class B) (a)	172,121	885,757
Nobia AB	98,086	1,029,622
Nolato AB (Class B)	12,434	283,970
Nordnet AB (Class B)	53,555	214,284
Opus Group AB (a)	88,560	83,250
Orexo AB (a)(c)	8,040	65,890
Proact IT Group AB	2,219	29,417
Proffice AB (Class B)	21,911	52,285
Qliro Group AB (a)(c)	98,010	144,697
Ratos AB (Class B)	56,962	367,275
Recipharm AB (Class B)	8,719	162,874
Rezidor Hotel Group AB	23,666	94,122
SAS AB (a)(c)	47,425	84,305
Semcon AB	4,430	26,828
SkiStar AB	2,709	31,179
Sweco AB (Class B) (a)	11,041	144,707
Systemair AB	4,669	68,790
Tethys Oil AB	9,049	60,527
Vostok New Ventures, Ltd. (a)(c)	22,118	10,662
Vostok New Ventures, Ltd. SDR (a)(c)	22,118	151,274
Wihlborgs Fastigheter AB	126,753	2,062,266

		16,187,714

SWITZERLAND — 2.7%
AFG Arbonia-Forster Holding AG (a)(c)	4,105	77,747
APG SGA SA	306	125,242
Ascom Holding AG	21,475	378,004
Autoneum Holding AG (c)	1,450	286,726
Basilea Pharmaceutica AG (c)	8,837	1,110,121
Belimo Holding AG	894	2,133,241
Bell AG	79	211,332
Bobst Group SA	2,827	130,074
Bossard Holding AG (c)	2,045	236,109
Burckhardt Compression Holding AG	1,409	534,095
Cembra Money Bank AG (c)	10,186	621,264
Comet Holding AG (c)	344	286,375
Conzzeta AG	196	134,015
EFG International AG (c)	19,736	279,816
Emmi AG (c)	1,133	364,917
Evolva Holding SA (a)(c)	107,144	188,022
Gategroup Holding AG (c)	8,202	258,904
Gurit Holding AG (c)	64	35,542
HBM Healthcare Investments AG (Class A) (c)	3,180	362,388
Helvetia Holding AG	527	301,409
Huber & Suhner AG	6,412	281,303
Implenia AG	5,104	285,361
Inficon Holding AG (c)	959	327,859
Interroll Holding AG (c)	412	262,308
Intershop Holding AG	257	110,343
Kaba Holding AG (Class B) (c)	975	580,587
Kardex AG (c)	4,147	249,162
Komax Holding AG	2,250	380,638
Kudelski SA	52,048	737,934
Kuoni Reisen Holding (Class B) (c)	1,637	426,526
LEM Holding SA	277	212,963
Leonteq AG (c)	4,107	713,688
MCH Group AG	434	28,235
Metall Zug AG (Class B)	62	169,172
Meyer Burger Technology AG (a)(c)	38,786	333,679
Micronas Semiconductor Holding AG (c)	38,534	222,656
Mobilezone Holding AG	14,625	267,602
Mobimo Holding AG (c)	3,154	642,916
Myriad Group AG (a)(c)	28,034	158,986
Orascom Development Holding AG (c)	5,414	67,201
Oriflame Holding AG (a)(c)	12,827	207,149
Orior AG (c)	5,859	356,098
Phoenix Mecano AG	109	54,468
Plazza AG	196	43,413
Rieter Holding AG (c)	298	47,129
Santhera Pharmaceutical Holding AG (c)	2,181	210,037
Schmolz + Bickenbach AG (c)	188,330	167,261
Schweiter Technologies AG	338	272,339
Siegfried Holding AG (c)	1,771	313,438
Solvalor 61	563	150,547

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Swissquote Group Holding SA	5,626	$168,560
Tecan Group AG	4,764	570,936
U-Blox AG (c)	2,909	588,928
Valiant Holding AG	6,738	656,460
Valora Holding AG (c)	6,181	1,214,969
Vaudoise Assurances Holding SA	454	255,042
Wizz Air Holdings PLC (c)(g)	17,343	424,132
Ypsomed Holding AG (c)	1,107	121,414
Zehnder Group AG	2,612	97,543

		20,434,325

UNITED ARAB EMIRATES — 0.0% (e)
Polarcus, Ltd. (c)	131,671	5,188

UNITED KINGDOM — 11.6%
4imprint Group PLC	8,351	140,792
A.G.BARR PLC	46,952	454,125
Acacia Mining PLC	39,135	185,812
Air Berlin PLC (a)(c)	101,818	129,668
Alent PLC	104,663	608,869
Allied Minds PLC (a)(c)	91,855	784,420
Amarin Corp. PLC ADR (a)(c)	66,935	164,660
Anite PLC	146,215	292,040
AO World PLC (a)(c)	86,655	197,201
APR Energy PLC (a)	21,962	38,771
Arrow Global Group PLC	69,267	288,136
Asia Resource Minerals PLC (c)(d)	12,651	7,312
Avon Rubber PLC	4,384	55,640
Betfair Group PLC	33,155	1,254,558
Big Yellow Group PLC	59,147	593,006
Bloomsbury Publishing PLC	21,392	55,511
Bovis Homes Group PLC	59,991	1,050,092
Brammer PLC	56,731	275,469
Brewin Dolphin Holdings PLC	111,416	511,479
Cairn Energy PLC (c)	254,766	680,339
Card Factory PLC	54,746	278,100
Centamin PLC	469,887	456,327
Chemring Group PLC	194,661	673,516
Chesnara PLC	51,235	261,876
Cineworld Group PLC	45,730	331,477
Circassia Pharmaceuticals PLC (c)	89,990	414,675
Clarkson PLC	3,798	163,484
Coats Group PLC (c)	583,684	238,670
Communisis PLC	52,643	38,498
Computacenter PLC	33,009	402,847
Connect Group PLC	71,735	159,919
Consort Medical PLC	11,849	169,578
Countrywide PLC	68,428	611,263
Cranswick PLC	21,221	532,653
Crest Nicholson Holdings PLC	90,668	800,663
CSR PLC	110,182	1,514,496
Daejan Holdings PLC	2,267	210,353
Dairy Crest Group PLC	65,079	545,013
Darty PLC	356,375	397,935
De La Rue PLC	37,957	313,399
Debenhams PLC	469,162	658,532
Dechra Pharmaceuticals PLC	29,031	448,809
Development Securities PLC	55,573	242,534
Devro PLC	63,044	300,175
Dialight PLC (a)	7,020	56,416
Dignity PLC	15,183	511,712
Diploma PLC	48,792	620,020
Domino’s Pizza Group PLC	73,846	902,389
Doric Nimrod Air Three, Ltd. Preference Shares	54,989	91,022
E2V Technologies PLC	104,901	414,094
Electrocomponents PLC	176,295	587,235
EnQuest PLC (a)(c)	302,610	203,454
Enterprise Inns PLC (c)	439,084	856,279
esure Group PLC	114,696	458,171
Exova Group PLC	57,889	158,186
F&C Commercial Property Trust, Ltd.	286,008	635,125
FDM Group Holdings PLC	40,828	245,925
Fenner PLC	168,017	547,638
Fidessa Group PLC	19,291	690,211
Findel PLC (c)	30,712	104,813
Flybe Group PLC (c)	123,043	134,006
Foxtons Group PLC	96,751	360,468
Fuller Smith & Turner PLC (Class A)	20,231	343,945
Galliford Try PLC	79,627	2,175,235
Games Workshop Group PLC	6,221	49,506
Gem Diamonds, Ltd.	97,958	223,770
Genus PLC	34,123	765,803
Go-Ahead Group PLC	17,807	737,654
Grainger PLC	173,390	623,643
Greene King PLC	44,229	587,429
Greggs PLC	51,942	966,383
Gulf Keystone Petroleum, Ltd. (a)(c)	433,156	252,053
Gulf Marine Services PLC	84,781	161,336
Halfords Group PLC	87,183	723,955
Hansteen Holdings PLC	175,354	318,525
Headlam Group PLC	19,736	143,399
Helical Bar PLC	41,680	264,495
HellermannTyton Group PLC	73,084	395,161
Hilton Food Group PLC	31,335	229,647
Hochschild Mining PLC (a)(c)	62,810	94,089
Hogg Robinson Group PLC	31,257	29,986
Homeserve PLC	137,839	933,019
Huntsworth PLC	73,953	55,827
Imagination Technologies Group PLC (a)(c)	88,351	307,426
Indivior PLC (c)	191,900	678,449
Infinis Energy PLC	9,752	29,754
Innovation Group PLC	570,194	277,991
Intelligent Energy Holdings PLC (c)	48,776	74,217
Interserve PLC	95,492	991,941
IP Group PLC (c)	222,068	721,194
ITE Group PLC	310,148	834,087
J.D. Wetherspoon PLC	132,442	1,641,338
James Fisher & Sons PLC	20,117	428,379
JD Sports Fashion PLC	14,385	159,947
John Menzies PLC	21,050	162,133
Johnston Press PLC (c)	28,925	68,918
Just Retirement Group PLC	64,107	174,824
Kcom Group PLC	221,098	325,119
Keller Group PLC	56,612	910,815
Kier Group PLC	41,742	934,166
Laird PLC	203,136	1,174,699
Lamprell PLC (c)	118,532	281,487
Lancashire Holdings, Ltd.	61,619	597,439
Lavendon Group PLC	80,565	251,825

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Londonmetric Property PLC	143,820	$364,838
Lookers PLC	131,965	328,953
Low & Bonar PLC	89,996	98,722
LSL Property Services PLC	40,819	250,365
Luxfer Holdings PLC ADR	9,041	117,533
Marshalls PLC	104,592	513,215
Marston’s PLC	149,427	377,886
McBride PLC (c)	148,558	238,310
McColl’s Retail Group PLC	62,957	175,005
McKay Securities PLC	54,445	217,489
Mears Group PLC	34,648	229,271
Micro Focus International PLC	69,034	1,477,635
Mitie Group PLC	260,195	1,289,008
Moneysupermarket.com Group PLC	227,260	1,040,783
Morgan Advanced Materials PLC	180,476	926,436
Morgan Sindall PLC	66,537	863,303
Mothercare PLC (c)	60,624	257,427
Mucklow A & J Group PLC	14,807	110,147
NCC Group PLC	75,364	255,718
NMC Health PLC	12,428	155,387
Northgate PLC	49,108	444,085
Novae Group PLC	26,839	299,689
OneSavings Bank PLC	60,723	300,822
Ophir Energy PLC (c)	74,191	132,082
Oxford Immunotec Global PLC (a)(c)	2,794	38,697
Oxford Instruments PLC	23,809	363,398
Pace PLC	174,878	1,023,939
Paragon Group of Cos. PLC	131,906	859,252
PayPoint PLC	76,192	1,187,488
Pendragon PLC	528,287	315,718
Petra Diamonds, Ltd. (c)	178,333	417,612
Petropavlovsk PLC (a)(c)	1,027,594	119,591
Pets at Home Group PLC	99,739	468,540
Photo-Me International PLC	51,019	113,336
Polypipe Group PLC	38,138	162,845
Poundland Group PLC	73,505	373,739
Premier Farnell PLC	369,642	1,005,130
Premier Foods PLC (c)	455,018	270,142
Quintain Estates & Development PLC (c)	185,047	308,485
Rank Group PLC	13,612	47,161
Rathbone Brothers PLC	19,373	654,146
Raven Russia, Ltd. (c)	158,495	132,734
Redrow PLC	135,640	944,799
Renewables Infrastructure Group, Ltd.	99,806	166,775
Renishaw PLC	19,281	694,705
Renold PLC (c)	84,828	108,395
Ricardo PLC	15,660	212,298
Robert Walters PLC	14,522	92,440
RPC Group PLC	77,020	807,933
RPS Group PLC	204,890	725,824
Safestore Holdings PLC	79,863	355,136
Savills PLC	44,400	660,572
SDL PLC	46,968	307,285
Senior PLC	468,757	2,115,805
Shanks Group PLC	418,949	670,412
SIG PLC	317,424	1,000,922
Skyepharma PLC (c)	46,289	196,375
Speedy Hire PLC	188,962	210,255
Spire Healthcare Group PLC (g)	84,239	441,167
Spirent Communications PLC	340,029	485,298
SSP Group PLC	127,945	577,097
ST Modwen Properties PLC	72,204	514,292
St. Ives PLC	62,845	177,905
SThree PLC	58,409	344,015
Stobart Group, Ltd.	116,905	193,969
Stock Spirits Group PLC	90,820	275,667
Stolt-Nielsen, Ltd.	14,276	241,336
SuperGroup PLC (c)	20,267	391,730
SVG Capital PLC (c)	15,236	116,070
Synergy Health PLC	22,395	605,443
Synthomer PLC	129,014	632,238
Ted Baker PLC	10,580	485,198
Telecom Plus PLC (a)	30,581	476,138
Topps Tiles PLC	26,649	60,561
Trinity Mirror PLC	106,607	251,491
Tritax Big Box REIT PLC	136,564	243,124
Tullett Prebon PLC	224,369	1,294,663
Tyman PLC	63,187	318,991
Unite Group PLC	237,845	2,137,747
Urban & Civic PLC	37,538	149,066
Vectura Group PLC (c)	156,381	441,217
Vitec Group PLC	3,295	33,087
Wilmington Group PLC	22,079	88,545
Wincanton PLC (c)	232,299	664,913
Workspace Group PLC	44,634	631,412
Xaar PLC	31,641	231,392
Xchanging PLC	117,060	220,920
Zeal Network SE	4,514	211,641
Zoopla Property Group PLC (a)(g)	142,819	624,420

		87,767,610

UNITED STATES — 0.2%
Diligent Corp. (c)	59,475	222,835
Eros International PLC (a)(c)	15,767	396,067
LivePerson, Inc. (c)	30,161	295,022
Magnachip Semiconductor Corp. (a)(c)	24,572	189,696
Ormat Technologies, Inc.	8,573	320,877

		1,424,497

TOTAL COMMON STOCKS —
(Cost $789,867,194)		747,949,304

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Evolution Mining, Ltd. (expiring 6/15/15) (c)(d)	106,591	0

CANADA — 0.0% (e)
MCAN Mortgage Corp. (expiring 7/10/15) (a)(c)	25,760	1,547

GERMANY — 0.0% (e)
Hamborner REIT AG (expiring 7/8/15) (a)(c)	9,240	618

HONG KONG — 0.0% (e)
TCC International Holdings, Ltd. (expiring 7/7/15) (c)	66,000	1,175
Landing International Development, Ltd. (expiring 7/14/15) (c)	3,605,000	116,252

		117,427

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

ITALY — 0.0% (e)
Sorin SpA (expiring 7/22/15) (c)(d)	391,599	$0

SINGAPORE — 0.0% (e)
Ezra Holdings, Ltd. (expiring 7/20/15) (c)	990,093	48,530

SOUTH KOREA — 0.0% (e)
Hyundai Elevator Co., Ltd. (expiring 7/14/15) (c)	1,305	20,065
Com2uS Corp. (expiring 7/31/15) (c)	864	8,675

		28,740

TOTAL RIGHTS —
(Cost $397,904)		196,862

WARRANTS — 0.0% (e)
HONG KONG — 0.0% (e)
HKC Holdings, Ltd. (expiring 10/17/15) (c)	276,200	4,525

SINGAPORE — 0.0% (e)
Interra Resources, Ltd. (expiring 12/08/15) (c)	25,700	38

TOTAL WARRANTS —
(Cost $0)		4,563

SHORT TERM INVESTMENTS — 14.2%
UNITED STATES — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	104,615,398	104,615,398
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (i)(j)	3,017,787	3,017,787

TOTAL SHORT TERM INVESTMENTS —
(Cost $107,633,185)		107,633,185

TOTAL INVESTMENTS — 113.1%
(Cost $897,898,283)		855,783,914
OTHER ASSETS & LIABILITIES — (13.1)%		(99,450,443)

NET ASSETS — 100.0%		$756,333,471

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(c)	Non-income producing security
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SAS = Societe par Actions Simplifiee
SCA = Societe en Commandite par Actions (partnership limited by shares)
SDR = Swedish Depositary Receipt

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	5.7%
Banks	5.2
Machinery	4.3
Real Estate Management & Development	4.3
Metals & Mining	3.9
Electronic Equipment, Instruments & Components	3.5
Hotels, Restaurants & Leisure	3.5
Capital Markets	3.5
Chemicals	3.4
Pharmaceuticals	3.3
Media	3.2
Specialty Retail	3.1
Food Products	3.0
Construction & Engineering	2.9
Commercial Services & Supplies	2.8
Oil, Gas & Consumable Fuels	2.7
Software	2.2
Biotechnology	2.1
Trading Companies & Distributors	2.1
Semiconductors & Semiconductor Equipment	2.1
Auto Components	1.9
Food & Staples Retailing	1.9
Textiles, Apparel & Luxury Goods	1.8
Building Products	1.8
Household Durables	1.6
IT Services	1.5
Health Care Providers & Services	1.5
Electrical Equipment	1.3
Road & Rail	1.2
Paper & Forest Products	1.2
Communications Equipment	1.2
Health Care Equipment & Supplies	1.0
Insurance	1.0
Diversified Financial Services	0.8
Beverages	0.8
Containers & Packaging	0.8
Professional Services	0.8
Diversified Consumer Services	0.7
Internet Software & Services	0.6
Industrial Conglomerates	0.6
Personal Products	0.6
Internet & Catalog Retail	0.6
Independent Power and Renewable Electricity Producers	0.5
Air Freight & Logistics	0.5
Diversified Telecommunication Services	0.5
Energy Equipment & Services	0.4
Construction Materials	0.4
Marine	0.4
Airlines	0.4
Aerospace & Defense	0.4
Thrifts & Mortgage Finance	0.4
Consumer Finance	0.4
Multiline Retail	0.3
Distributors	0.3
Electric Utilities	0.3
Gas Utilities	0.3
Leisure Products	0.2
Multi-Utilities	0.2
Wireless Telecommunication Services	0.2
Life Sciences Tools & Services	0.2
Health Care Technology	0.2
Technology Hardware, Storage & Peripherals	0.1
Transportation Infrastructure	0.1
Household Products	0.1
Automobiles	0.1
Water Utilities	0.0 **
Commercial & Professional Services	0.0 **
Short Term Investments	14.2
Other Assets & Liabilities	(13.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 11.9%
Astro Japan Property Group (a)	623,874	$2,378,367
BGP Holdings PLC (b)(c)	32,410,441	0
BWP Trust	5,621,677	13,221,711
Charter Hall Retail REIT	3,513,475	11,449,936
Dexus Property Group	11,068,550	62,103,193
Goodman Group (a)	17,991,560	86,703,514
GPT Group (a)	20,341,316	66,914,950
Investa Office Fund	7,067,078	20,640,671
Scentre Group	61,408,557	176,994,797
Westfield Corp.	22,047,025	154,541,517

		594,948,656

AUSTRIA — 1.2%
Atrium European Real Estate, Ltd. (b)	1,403,669	6,460,751
BUWOG AG (a)(b)	590,611	11,469,964
CA Immobilien Anlagen AG (b)	931,922	16,250,137
IMMOFINANZ AG (a)(b)	11,618,132	27,339,675

		61,520,527

BELGIUM — 0.8%
Befimmo SA	224,325	13,709,368
Cofinimmo SA	232,859	24,053,747

		37,763,115

BRAZIL — 0.5%
BR Malls Participacoes SA	5,332,240	24,992,729

CANADA — 10.4%
Artis REIT	783,559	8,604,745
Boardwalk REIT	296,673	13,457,160
Brookfield Asset Management, Inc. (Class A)	10,293,548	359,814,518
Calloway REIT	819,421	18,981,661
Canadian Apartment Properties REIT	666,977	14,745,136
Canadian REIT	414,772	14,103,145
Crombie Real Estate Investment Trust	742,387	7,415,248
First Capital Realty, Inc. (a)	1,184,821	16,968,721
H&R REIT	1,558,002	28,003,977
RioCan REIT	1,790,437	38,391,604

		520,485,915

CHINA — 2.9%
Hongkong Land Holdings, Ltd.	13,566,100	111,242,020
Kerry Properties, Ltd.	8,159,170	31,994,475

		143,236,495

FRANCE — 10.2%
Fonciere Des Regions	555,408	47,167,646
Gecina SA	414,065	51,002,374
Klepierre	2,464,970	108,361,949
Mercialys SA REIT	642,776	14,334,362
Unibail-Rodamco SE	1,130,780	285,622,728

		506,489,059

HONG KONG — 7.7%
Champion REIT	29,813,174	16,382,238
Hang Lung Group, Ltd.	10,618,808	46,775,873
Hang Lung Properties, Ltd.	26,373,755	78,414,851
Hysan Development Co., Ltd.	8,090,846	35,066,195
Link REIT	26,430,855	154,782,725
Prosperity REIT	14,559,000	5,220,736
Wheelock & Co., Ltd.	9,367,545	47,849,389

		384,492,007

ITALY — 0.2%
Beni Stabili SpA (a)	11,175,952	8,293,195
Immobiliare Grande Distribuzione SpA	3,561,545	3,095,253

		11,388,448

JAPAN — 20.9%
Activia Properties, Inc.	2,932	24,847,661
Aeon Mall Co., Ltd. (a)	1,337,940	25,082,616
Daibiru Corp.	681,400	6,309,208
Daiwa Office Investment Corp. (a)	3,715	17,790,953
Frontier Real Estate Investment Corp. (a)	5,370	24,049,034
Fukuoka REIT Corp.	7,922	13,822,147
Global One Real Estate Investment Corp.	2,114	8,042,063
Hankyu REIT, Inc.	6,280	6,995,170
Heiwa Real Estate Co., Ltd.	422,500	5,800,678
Hoshino Resorts REIT, Inc.	561	6,203,024
Hulic Co., Ltd.	5,191,590	46,075,812
Hulic Reit, Inc.	8,726	12,436,680
Japan Excellent, Inc.	14,147	16,347,696
Japan Prime Realty Investment Corp. (a)	10,031	31,191,889
Japan Real Estate Investment Corp.	15,092	68,574,772
Japan Rental Housing Investments, Inc.	12,034	8,457,680
Japan Retail Fund Investment Corp.	28,011	56,060,915
Kenedix Office Investment Corp.	4,430	22,228,742
Kenedix Residential Investment Corp. (a)	4,047	11,989,029
Mitsui Fudosan Co., Ltd.	11,438,000	320,336,910
Mori Hills REIT Investment Corp.	13,729	17,772,023
Mori Trust Sogo REIT, Inc.	11,852	23,023,090
Nippon Building Fund, Inc. (a)	16,280	71,311,895
Nomura Real Estate Office Fund, Inc. (a)	4,294	19,475,912
NTT Urban Development Corp.	1,264,231	12,583,936
Orix JREIT, Inc.	25,763	37,139,649
Premier Investment Corp. (a)	2,724	15,004,094
Tokyu Fudosan Holdings Corp.	5,908,100	45,578,772
Tokyu REIT, Inc.	10,823	13,364,568
Top REIT, Inc.	2,020	8,534,630
United Urban Investment Corp.	30,471	43,104,892

		1,039,536,140

NETHERLANDS — 1.1%
Eurocommercial Properties NV	548,775	22,871,103
VastNed Retail NV (a)	221,165	9,737,366
Wereldhave NV	403,159	22,877,742

		55,486,211

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	9,011,217	6,734,185
Goodman Property Trust	11,645,025	9,293,125
Kiwi Income Property Group, Ltd.	14,542,376	12,637,984

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Precinct Properties New Zealand, Ltd.	11,233,904	$8,661,136

		37,326,430

PHILIPPINES — 2.1%
Ayala Land, Inc.	67,675,700	55,983,668
SM Prime Holdings, Inc.	113,163,000	50,144,084

		106,127,752

SINGAPORE — 7.4%
Ascendas REIT (a)	23,568,031	43,057,821
Cambridge Industrial Trust (a)	13,942,079	7,092,703
CapitaLand Commercial Trust (a)	24,108,876	27,931,561
CapitaLand Mall Trust	29,936,868	47,801,163
CapitaLand, Ltd.	30,013,299	78,014,517
Frasers Commercial Trust	5,889,904	6,692,576
Global Logistic Properties, Ltd. (a)	35,710,200	67,097,517
Guocoland, Ltd. (a)	3,657,666	6,492,255
Keppel REIT (a)	19,991,600	16,999,912
Mapletree Logistics Trust	17,081,149	14,334,718
Starhill Global REIT (a)	16,038,182	10,481,693
Suntec REIT (a)	28,928,051	37,059,701
United Industrial Corp., Ltd. (a)	2,230,831	5,616,426

		368,672,563

SOUTH AFRICA — 2.1%
Capital Property Fund	17,631,304	20,772,190
Fountainhead Property Trust	6,194,046	4,434,616
Growthpoint Properties, Ltd. REIT	23,746,161	51,766,054
Hyprop Investments, Ltd.	2,183,677	21,768,855
SA Corporate Real Estate Fund Nominees Pty, Ltd.	17,378,476	6,557,510

		105,299,225

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(c)	35,998	0

SWEDEN — 2.2%
Castellum AB	2,001,814	28,106,216
Fabege AB	1,639,552	22,348,097
Great Portland Estates PLC	3,963,811	48,374,965
Kungsleden AB	1,843,853	12,499,757

		111,329,035

SWITZERLAND — 2.0%
PSP Swiss Property AG (b)	443,922	38,000,920
Swiss Prime Site AG	802,923	60,957,024

		98,957,944

THAILAND — 0.4%
Central Pattana PCL NVDR	15,496,872	21,793,946

UNITED KINGDOM — 14.9%
Big Yellow Group PLC	1,727,090	17,315,744
British Land Co. PLC	11,800,853	147,267,305
Capital & Counties Properties PLC	8,567,470	58,639,126
Derwent London PLC	1,275,936	68,266,747
Grainger PLC (a)	4,850,299	17,445,390
Hammerson PLC	9,042,976	87,535,747
Intu Properties PLC	10,882,629	52,646,095
Land Securities Group PLC	9,238,776	174,939,118
Segro PLC	8,552,805	54,584,159
Shaftesbury PLC	3,201,831	43,708,322
Workspace Group PLC	1,368,260	19,356,008

		741,703,761

TOTAL COMMON STOCKS —
(Cost $4,414,764,636)		4,971,549,958

SHORT TERM INVESTMENTS — 6.1%
UNITED STATES — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	246,607,251	246,607,251
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	57,921,158	57,921,158

TOTAL SHORT TERM INVESTMENTS —
(Cost $304,528,409)		304,528,409

TOTAL INVESTMENTS — 105.8%
(Cost $4,719,293,045)		5,276,078,367
OTHER ASSETS & LIABILITIES — (5.8)%		(291,157,592)

NET ASSETS — 100.0%		$4,984,920,775

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	62.4%
Real Estate Management & Development	37.3
Short Term Investments	6.1
Other Assets & Liabilities	(5.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 7.7%
Macquarie Atlas Roads Group (a)	163,254	$399,017
Qube Holdings Ltd. (a)	298,023	538,292
Sydney Airport	462,304	1,769,528
Transurban Group	679,750	4,858,839

		7,565,676

AUSTRIA — 0.4%
Flughafen Wien AG	4,510	391,049

BRAZIL — 1.1%
Companhia Energetica de Minas Gerais ADR	44,040	167,792
CPFL Energia SA ADR (a)	17,947	219,851
Ultrapar Participacoes SA ADR	32,450	682,099

		1,069,742

CANADA — 7.9%
AltaGas, Ltd. (a)	10,008	304,942
Enbridge, Inc. (a)	63,207	2,957,204
Inter Pipeline, Ltd. (a)	24,964	573,885
Pembina Pipeline Corp. (a)	25,176	814,093
TransCanada Corp. (a)	52,573	2,137,535
Veresen, Inc. (a)	21,406	289,597
Westshore Terminals Investment Corp. (a)	26,155	637,089

		7,714,345

CHILE — 0.7%
Empresa Nacional de Electricidad SA ADR	6,732	279,041
Enersis SA ADR	23,619	373,889

		652,930

CHINA — 0.5%
China Longyuan Power Group Corp. (Class H)	211,000	234,609
Huaneng Power International Inc, ADR	5,426	286,385

		520,994

FRANCE — 6.8%
Aeroports de Paris	13,901	1,569,759
GDF Suez	93,634	1,736,001
Groupe Eurotunnel SE	234,290	3,390,986

		6,696,746

GERMANY — 2.7%
E.ON SE	123,299	1,641,688
Fraport AG Frankfurt Airport Services Worldwide	15,707	985,991

		2,627,679

HONG KONG — 5.7%
Beijing Enterprises Water Group, Ltd.	280,000	229,705
China Gas Holdings, Ltd.	142,000	227,492
China Merchants Holdings International Co., Ltd.	764,740	3,279,902
China Resources and Transportation Group, Ltd. (a)(b)	6,535,791	141,632
China Resources Power Holdings Co., Ltd.	112,000	312,775
COSCO Pacific, Ltd.	713,413	968,082
Guangdong Investment, Ltd.	180,000	252,149
Hopewell Highway Infrastructure, Ltd.	424,500	208,621

		5,620,358

ITALY — 7.1%
Ansaldo STS SpA	51,549	536,164
Atlantia SpA	172,240	4,252,721
Enel SpA (a)	399,848	1,810,555
Societa Iniziative Autostradali e Servizi SpA	29,318	312,615

		6,912,055

JAPAN — 4.1%
Japan Airport Terminal Co., Ltd. (a)	30,900	1,684,330
Kamigumi Co., Ltd.	110,000	1,033,792
Mitsubishi Logistics Corp. (a)	70,000	919,871
Sumitomo Warehouse Co., Ltd.	66,000	368,929

		4,006,922

MEXICO — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	14,553	996,735
Grupo Aeroportuario del Sureste SAB de CV, ADR	8,604	1,220,650

		2,217,385

NETHERLANDS — 0.3%
Koninklijke Vopak NV	4,975	250,910

NEW ZEALAND — 1.3%
Auckland International Airport, Ltd.	387,654	1,293,811

SINGAPORE — 2.6%
Hutchison Port Holdings Trust (a)	2,299,000	1,448,370
SATS Ltd.	275,400	754,717
SIA Engineering Co., Ltd. (a)	106,152	302,728

		2,505,815

SPAIN — 5.0%
Abertis Infraestructuras SA	164,412	2,694,693
Iberdrola SA	330,461	2,224,662

		4,919,355

SWITZERLAND — 1.3%
Flughafen Zuerich AG	1,620	1,254,154

UNITED KINGDOM — 6.8%
BBA Aviation PLC	185,496	880,148
Centrica PLC	313,812	1,301,938
National Grid PLC	237,660	3,054,432
SSE PLC	60,836	1,469,596

		6,706,114

UNITED STATES — 34.9%
American Electric Power Co., Inc.	30,187	1,599,005
Cheniere Energy, Inc. (b)	16,277	1,127,345
Consolidated Edison, Inc. (a)	18,078	1,046,355
Dominion Resources, Inc. (a)	36,271	2,425,442
Duke Energy Corp.	43,628	3,081,009
Edison International (a)	20,032	1,113,378
Exelon Corp. (a)	52,961	1,664,035
Kinder Morgan, Inc. (a)	119,851	4,601,080
NextEra Energy, Inc.	27,386	2,684,650
ONEOK, Inc.	15,597	615,770
PG&E Corp.	29,389	1,443,000
PPL Corp.	41,084	1,210,745
Public Service Enterprise Group, Inc.	31,132	1,222,865

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SemGroup Corp.(Class A)	3,255	$258,707
Sempra Energy	14,301	1,414,941
Southern Co. (a)	56,108	2,350,925
Spectra Energy Corp. (a)	49,723	1,620,970
Talen Energy Corp. (a)(b)	5,181	88,906
Targa Resources Corp.	3,616	322,619
Wesco Aircraft Holdings, Inc. (a)(b)	24,264	367,600
Williams Cos., Inc.	49,924	2,865,138
Xcel Energy, Inc.	31,404	1,010,581

		34,135,066

TOTAL COMMON STOCKS —
(Cost $100,342,754)		97,061,106

RIGHTS — 0.2%
SPAIN — 0.2%
Abertis Infraestructuras SA (expiring 7/3/15) (b) (Cost $158,696)	166,677	136,591

SHORT TERM INVESTMENTS — 18.1%
UNITED STATES — 18.1%
MONEY MARKET FUNDS — 18.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,156,086	16,156,086
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	1,572,430	1,572,430

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,728,516)		17,728,516

TOTAL INVESTMENTS — 117.5%
(Cost $118,229,966)		114,926,213
OTHER ASSETS & LIABILITIES — (17.5)%		(17,093,307)

NET ASSETS — 100.0%		$97,832,906

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Transportation Infrastructure	40.5%
Electric Utilities	21.4
Oil, Gas & Consumable Fuels	19.9
Multi-Utilities	15.7
Independent Power and Renewable Electricity Producers	1.2
Water Utilities	0.5
Gas Utilities	0.2
Short Term Investments	18.1
Other Assets & Liabilities	(17.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.5%
Amcor, Ltd.	1,082,882	$11,419,197
BHP Billiton, Ltd.	1,571,959	32,682,015
Fortescue Metals Group, Ltd. (a)	964,670	1,416,160
Newcrest Mining, Ltd. (b)	423,918	4,242,220
Rio Tinto, Ltd.	243,282	10,050,526
Woodside Petroleum, Ltd.	123,560	3,250,762

		63,060,880

BRAZIL — 1.7%
Fibria Celulose SA ADR (a)	197,657	2,690,112
Gerdau SA ADR (a)	498,281	1,200,857
Petroleo Brasileiro SA ADR (a)(b)	265,091	2,399,074
Vale SA ADR (a)	822,062	4,841,945

		11,131,988

CANADA — 11.7%
Agrium, Inc. (a)	128,946	13,671,819
Barrick Gold Corp.	650,475	6,934,063
Canadian Natural Resources, Ltd.	190,574	5,174,784
First Quantum Minerals, Ltd.	333,486	4,362,070
Goldcorp, Inc. (a)	454,320	7,376,400
Imperial Oil, Ltd. (a)	44,268	1,710,866
Potash Corp. of Saskatchewan, Inc.	745,112	23,076,119
Silver Wheaton Corp.	224,204	3,888,034
Suncor Energy, Inc.	253,414	6,982,612
Teck Resources, Ltd. (Class B)	258,946	2,567,785
Yamana Gold, Inc. (a)	531,737	1,601,451

		77,346,003

CHILE — 0.2%
Sociedad Quimica y Minera de Chile SA ADR	84,485	1,353,450

CHINA — 0.6%
PetroChina Co., Ltd. (Class H)	3,680,000	4,106,004

COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	46,213	612,784

FINLAND — 2.1%
Stora Enso Oyj	508,546	5,238,419
UPM-Kymmene Oyj	477,656	8,446,082

		13,684,501

FRANCE — 3.0%
Total SA	410,665	19,936,016

GERMANY — 1.9%
K+S AG (a)	153,800	6,474,987
ThyssenKrupp AG	243,385	6,327,975

		12,802,962

HONG KONG — 0.6%
CNOOC, Ltd.	2,804,000	3,978,562

INDIA — 0.9%
Reliance Industries, Ltd. GDR (c)	137,974	4,297,890
Vedanta, Ltd. ADR	168,097	1,815,448

		6,113,338

ISRAEL — 0.4%
Israel Chemicals, Ltd.	392,458	2,743,378

ITALY — 1.3%
ENI SpA	471,722	8,367,434

JAPAN — 4.4%
JFE Holdings, Inc. (a)	321,100	7,128,412
Nippon Steel & Sumitomo Metal Corp.	5,304,000	13,757,934
OJI Paper Co., Ltd. (a)	883,000	3,838,973
Sumitomo Metal Mining Co., Ltd. (a)	307,000	4,675,312

		29,400,631

LUXEMBOURG — 0.8%
ArcelorMittal (a)	564,412	5,491,903

NORWAY — 2.2%
Norsk Hydro ASA	758,040	3,184,394
Statoil ASA (a)	183,494	3,267,558
Yara International ASA	159,994	8,305,249

		14,757,201

PERU — 0.5%
Southern Copper Corp. (a)	112,929	3,321,242

RUSSIA — 2.7%
Gazprom OAO ADR	1,032,888	5,319,373
Lukoil OAO ADR (d)	3,605	161,901
Lukoil OAO ADR (d)	86,906	3,824,298
MMC Norilsk Nickel PJSC ADR	272,478	4,596,704
Rosneft OAO GDR	188,771	777,736
Surgutneftegas OAO ADR	173,182	1,020,908
Uralkali PJSC GDR (b)	176,620	2,266,035

		17,966,955

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (a)	5,850,200	1,781,346
Wilmar International, Ltd.	2,230,500	5,433,375

		7,214,721

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR	88,499	3,279,773

SOUTH KOREA — 1.3%
POSCO ADR	179,143	8,794,130

SPAIN — 0.5%
Repsol YPF SA	172,916	3,034,442

SWITZERLAND — 4.8%
Syngenta AG	79,167	32,190,316

UNITED KINGDOM — 14.6%
Anglo American PLC	776,067	11,210,484
Antofagasta PLC	218,000	2,363,942
BG Group PLC	596,600	9,941,003
BP PLC	3,191,871	21,090,929
Fresnillo PLC (a)	102,579	1,119,603
Glencore PLC (b)	6,172,552	24,783,439
Mondi PLC	329,680	7,108,469
Royal Dutch Shell PLC (Class A)	683,441	19,202,159

		96,820,028

UNITED STATES — 32.0%
Alcoa, Inc. (a)	682,541	7,610,332
Anadarko Petroleum Corp.	57,524	4,490,323
Apache Corp.	42,744	2,463,337
Archer-Daniels-Midland Co.	268,377	12,941,139
Bunge, Ltd.	61,084	5,363,175
CF Industries Holdings, Inc.	101,407	6,518,442
Chevron Corp.	214,698	20,711,916
ConocoPhillips	140,656	8,637,685

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Devon Energy Corp.	43,861	$2,609,291
EOG Resources, Inc.	62,325	5,456,554
Exxon Mobil Corp.	409,599	34,078,637
Freeport-McMoRan, Inc.	580,526	10,809,394
Ingredion, Inc. (a)	30,502	2,434,365
International Paper Co.	178,972	8,517,277
MeadWestvaco Corp.	70,478	3,325,857
Monsanto Co.	204,423	21,789,448
Mosaic Co.	130,961	6,135,523
Newmont Mining Corp.	278,603	6,508,166
Nucor Corp. (a)	178,131	7,850,233
Occidental Petroleum Corp.	87,991	6,843,060
Packaging Corp. of America	41,421	2,588,398
Phillips 66	61,759	4,975,305
Plum Creek Timber Co., Inc. (a)	74,083	3,005,547
Rayonier, Inc.	54,244	1,385,934
Rock-Tenn Co. (Class A)	58,936	3,547,947
Sealed Air Corp. (a)	88,520	4,548,158
Weyerhaeuser Co.	222,204	6,999,426

		212,144,869

TOTAL COMMON STOCKS —
(Cost $758,267,394)		659,653,511

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 7/3/15) (a)(b) (Cost $97,242)	178,852	92,664

SHORT TERM INVESTMENTS — 10.1%
UNITED STATES — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	53,989,367	53,989,367
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	13,284,569	13,284,569

TOTAL SHORT TERM INVESTMENTS —
(Cost $67,273,936)		67,273,936

TOTAL INVESTMENTS — 109.5%
(Cost $825,638,572)		727,020,111
OTHER ASSETS & LIABILITIES — (9.5)%		(63,111,835)

NET ASSETS — 100.0%		$663,908,276

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	33.6%
Metals & Mining	31.8
Chemicals	18.7
Paper & Forest Products	6.6
Food Products	4.2
Containers & Packaging	3.8
Real Estate Investment Trusts	0.7
Short Term Investments	10.1
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.9%
Alumina, Ltd.	472,223	$555,314
Amcor, Ltd.	153,765	1,621,481
AMP, Ltd.	171,921	795,474
Australia & New Zealand Banking Group, Ltd.	158,908	3,932,801
BHP Billiton, Ltd.	172,874	3,594,159
Boral, Ltd.	172,243	774,458
Brambles, Ltd.	116,677	950,586
Coca-Cola Amatil, Ltd.	96,991	682,108
Commonwealth Bank of Australia	89,104	5,830,156
CSL, Ltd.	33,000	2,193,208
Federation Centres (a)	300,223	673,794
Fortescue Metals Group, Ltd. (a)	132,389	194,350
Iluka Resources, Ltd. (a)	25,923	153,020
Insurance Australia Group, Ltd.	183,272	786,015
Lend Lease Group	91,424	1,056,135
Macquarie Group, Ltd.	28,350	1,773,690
National Australia Bank, Ltd.	101,946	2,610,028
Newcrest Mining, Ltd. (b)	38,255	382,824
Origin Energy, Ltd.	91,946	845,916
Qantas Airways, Ltd. (b)	47,356	115,017
QBE Insurance Group, Ltd.	56,923	598,076
Rio Tinto, Ltd.	20,894	863,178
Santos, Ltd.	96,460	580,510
Scentre Group	112,790	325,089
Sonic Healthcare, Ltd.	56,260	924,069
South32, Ltd. (b)(c)	104,994	142,007
South32, Ltd. (a)(b)(c)	187,716	258,259
Suncorp Group, Ltd.	121,611	1,255,305
Sydney Airport	47,312	181,093
Transurban Group	89,292	638,257
Wesfarmers, Ltd.	60,995	1,829,756
Westfield Corp.	90,512	634,456
Westpac Banking Corp.	169,368	4,185,166
Woodside Petroleum, Ltd.	40,576	1,067,521
Woolworths, Ltd. (a)	73,828	1,529,823

		44,533,099

AUSTRIA — 0.2%
Erste Group Bank AG (b)	32,520	923,056
OMV AG (a)	15,200	417,976
Raiffeisen Bank International AG (a)(b)	24,996	363,450

		1,704,482

BELGIUM — 1.0%
Ageas	24,042	925,645
Anheuser-Busch InBev NV	41,444	4,964,017
Anheuser-Busch InBev NV VVPR Strip (b)(d)	8,694	0
Delhaize Group	6,876	567,391
KBC Groep NV	19,694	1,315,267
Solvay SA	6,086	836,778
UCB SA	10,202	731,926

		9,341,024

BRAZIL — 1.5%
Ambev SA ADR	390,620	2,382,782
B2W Cia Digital (b)	22,743	149,282
Banco Bradesco SA Preference Shares ADR	177,915	1,629,701
Banco do Brasil SA	17,788	139,033
BM&FBovespa SA	68,389	258,022
BRF SA	9,036	191,052
Cielo SA	25,057	353,463
Companhia Energetica de Minas Gerais ADR	186,922	712,173
Companhia Siderurgica Nacional SA ADR (a)	96,053	158,488
EDP — Energias do Brasil SA	70,801	262,336
Embraer SA	34,594	263,486
Fibria Celulose SA	3,756	51,291
Gerdau SA ADR (a)	143,173	345,047
Itau Unibanco Holding SA Preference Shares ADR	235,333	2,576,896
JBS SA	9,748	51,338
Kroton Educacional SA	65,431	250,443
Lojas Renner SA	3,350	121,861
Natura Cosmeticos SA	5,788	51,314
Odontoprev SA	41,731	144,817
Oi SA Preference Shares (b)	24,370	45,894
Petroleo Brasileiro SA Preference Shares ADR (b)	201,767	1,646,419
Qualicorp SA	18,618	118,131
Raia Drogasil SA	17,916	231,159
Souza Cruz SA	15,478	121,725
Sul America SA	29,351	143,335
Tim Participacoes SA ADR	15,594	255,118
Totvs SA	17,649	221,578
Vale SA ADR (a)	31,989	188,415
Vale SA Preference Shares ADR (a)	157,875	797,269

		13,861,868

CANADA — 6.7%
Agnico-Eagle Mines, Ltd.	8,568	243,359
Agrium, Inc. (a)	11,261	1,193,975
Alimentation Couche-Tard, Inc. (Class B)	15,344	656,678
Bank of Montreal	36,490	2,163,182
Bank of Nova Scotia	57,216	2,954,636
Barrick Gold Corp.	61,640	659,133
BlackBerry, Ltd. (a)(b)	31,384	256,663
Bombardier, Inc. (Class B)	109,075	196,579
Brookfield Asset Management, Inc. (Class A)	56,947	1,990,602
CAE, Inc.	22,078	262,966
Cameco Corp. (a)	25,410	363,712
Canadian Imperial Bank of Commerce (a)	22,596	1,666,397
Canadian National Railway Co.	42,502	2,453,197
Canadian Natural Resources, Ltd. (a)	70,869	1,924,354
Canadian Oil Sands, Ltd.	17,515	141,697
Canadian Pacific Railway, Ltd. (a)	14,680	2,351,951
Canadian Tire Corp., Ltd. (Class A)	7,444	796,483
Catamaran Corp. (b)	4,264	260,700
Cenovus Energy, Inc.	49,355	789,474
CGI Group, Inc. (Class A) (b)	4,992	195,330
Constellation Software, Inc.	934	370,967
Eldorado Gold Corp.	32,526	134,955
Enbridge, Inc. (a)	51,809	2,423,937
Encana Corp.	49,616	547,248

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Enerplus Corp. (a)	19,949	$175,130
Fairfax Financial Holdings, Ltd.	402	198,313
First Quantum Minerals, Ltd.	24,912	325,854
Franco-Nevada Corp. (a)	6,198	295,739
Gildan Activewear, Inc. (a)	53,202	1,768,073
Goldcorp, Inc. (a)	45,481	738,436
Husky Energy, Inc. (a)	25,706	491,903
IGM Financial, Inc. (a)	13,080	416,775
Imperial Oil, Ltd. (a)	28,831	1,114,258
Kinross Gold Corp. (b)	57,143	133,194
Loblaw Cos., Ltd. (a)	25,695	1,298,282
Magna International, Inc.	11,144	625,731
Manulife Financial Corp.	90,337	1,679,460
National Bank of Canada	27,630	1,038,407
Onex Corp.	35,823	1,983,041
Potash Corp. of Saskatchewan, Inc.	51,526	1,596,400
Restaurant Brands International, Inc. (a)	8,026	307,745
Rogers Communications, Inc. (Class B) (a)	30,603	1,085,917
Royal Bank of Canada	72,262	4,420,979
Shaw Communications, Inc. (Class B) (a)	32,784	714,266
Silver Wheaton Corp.	20,522	355,882
SNC-Lavalin Group, Inc.	17,130	575,734
Sun Life Financial, Inc.	36,470	1,218,150
Suncor Energy, Inc.	71,863	1,980,125
Teck Resources, Ltd. (Class B)	45,799	454,157
TELUS Corp.	21,470	740,001
Thomson Reuters Corp.	26,935	1,026,095
Toronto-Dominion Bank (a)	91,250	3,876,727
TransAlta Corp. (a)	39,183	303,810
TransCanada Corp. (a)	38,563	1,567,911
Turquoise Hill Resources, Ltd. (b)	11,576	44,043
Valeant Pharmaceuticals International, Inc. (b)	14,393	3,194,256
West Fraser Timber Co., Ltd.	914	50,245
Yamana Gold, Inc.	38,881	117,099

		60,910,313

CHILE — 0.3%
Embotelladora Andina SA (Class B) Preference Shares	15,414	52,111
Empresa Nacional de Electricidad SA ADR	32,012	1,326,898
Enersis SA ADR	98,712	1,562,611
Sociedad Quimica y Minera de Chile SA ADR	7,509	120,294

		3,061,914

CHINA — 3.6%
Agricultural Bank of China, Ltd. (Class H) (b)	1,494,000	803,604
Anta Sports Products, Ltd.	29,000	70,325
Bank of China, Ltd. (Class H)	4,521,436	2,939,425
Bank of Communications Co., Ltd. (Class H)	913,710	952,303
Brilliance China Automotive Holdings, Ltd.	190,000	296,548
CGN Power Co., Ltd. (Class H) (a)(e)	96,400	50,485
China CITIC Bank Corp., Ltd. (Class H) (b)	391,000	311,688
China Communications Construction Co., Ltd. (Class H)	244,000	365,093
China Conch Venture Holdings, Ltd.	16,000	36,736
China Construction Bank Corp. (Class H)	3,324,720	3,036,294
China COSCO Holdings Co., Ltd. (Class H) (a)(b)	422,795	273,227
China Galaxy Securities Co., Ltd. (Class H) (b)	133,500	173,923
China Life Insurance Co., Ltd. (Class H)	452,000	1,967,740
China Merchants Bank Co., Ltd. (Class H)	382,014	1,113,636
China Minsheng Banking Corp., Ltd. (Class H)	216,500	283,731
China Pacific Insurance Group Co., Ltd. (Class H)	133,200	639,150
China Petroleum & Chemical Corp. (Class H)	1,739,800	1,501,346
China Railway Construction Corp., Ltd. (Class H)	25,500	39,405
China Railway Group, Ltd. (Class H)	98,000	105,805
China Shenhua Energy Co., Ltd. (Class H)	130,500	297,610
China Telecom Corp., Ltd. (Class H)	1,570,000	921,439
ENN Energy Holdings, Ltd.	8,000	48,242
Great Wall Motor Co., Ltd. (Class H) (f)	59,000	289,195
Haitong Securities Co., Ltd. (Class H) (a)	24,000	63,463
Hengan International Group Co., Ltd.	66,000	784,078
Huaneng Power International, Inc. (Class H)	588,000	819,137
Industrial & Commercial Bank of China, Ltd. (Class H)	3,590,045	2,852,568
Kingsoft Corp., Ltd. (a)	88,000	296,831
New China Life Insurance Co., Ltd. (Class H)	31,100	185,736
PetroChina Co., Ltd. (Class H)	1,326,000	1,479,500
PICC Property & Casualty Co., Ltd. (Class H)	303,610	691,612
Ping An Insurance Group Co. of China, Ltd. (Class H)	132,000	1,782,691
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	124,000	92,610
Shanghai Electric Group Co., Ltd. (Class H) (a)	70,000	57,155
Tencent Holdings, Ltd.	279,200	5,571,359
Tingyi Cayman Islands Holding Corp.	262,000	535,318
Tsingtao Brewery Co., Ltd. (Class H) (a)	8,000	48,552
Want Want China Holdings, Ltd. (a)	131,000	138,561
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	260,000	204,242
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	51,000	382,210
Zijin Mining Group Co., Ltd. (Class H)	1,014,000	357,072

		32,859,645

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COLOMBIA — 0.1%
Almacenes Exito SA	8,946	$78,187
Banco Davivienda SA Preference Shares	9,648	99,241
BanColombia SA ADR (a)	16,905	726,915
Cementos Argos SA	14,266	50,762
Corp Financiera Colombiana SA	3,519	49,409
Isagen SA ESP	42,082	45,002

		1,049,516

DENMARK — 1.3%
AP Moeller — Maersk A/S (Class B)	660	1,194,748
Danske Bank A/S	44,464	1,306,964
DSV A/S	34,177	1,106,683
Novo Nordisk A/S (Class B)	124,333	6,770,692
Pandora A/S	5,368	576,463
Vestas Wind Systems A/S	9,603	479,053

		11,434,603

FINLAND — 0.9%
Elisa Oyj	21,828	691,439
Fortum Oyj	32,563	578,330
Kone Oyj (Class B) (a)	28,364	1,150,355
Metso Oyj	17,272	474,184
Neste Oyj (a)	20,897	532,259
Nokia Oyj	138,892	942,449
Sampo Oyj (Class A)	28,543	1,343,660
Stora Enso Oyj	57,529	592,593
UPM-Kymmene Oyj	41,116	727,028
Wartsila Oyj Abp	15,715	735,756

		7,768,053

FRANCE — 6.2%
Accor SA	15,999	806,987
Air Liquide SA	22,468	2,840,090
Alcatel-Lucent (b)	132,955	484,116
Alstom SA (b)	13,992	396,763
AXA SA	88,910	2,241,807
BNP Paribas SA	56,409	3,403,376
Bouygues SA	15,845	592,044
Cap Gemini SA	10,296	910,517
Carrefour SA (a)	40,719	1,303,001
Credit Agricole SA	52,784	784,551
Danone SA	35,390	2,286,635
Essilor International SA	21,269	2,535,677
GDF Suez	61,549	1,141,136
Hermes International	674	251,275
Kering	8,730	1,557,773
L’Oreal SA	17,174	3,061,643
Lagardere SCA	11,884	346,388
LVMH Moet Hennessy Louis Vuitton SE	13,987	2,449,075
Orange SA	117,284	1,804,661
Pernod Ricard SA (a)	12,190	1,407,105
Publicis Groupe SA	16,146	1,193,088
Renault SA	17,616	1,833,624
Sanofi	61,551	6,051,510
Schneider Electric SE	31,957	2,205,110
Societe Generale SA	37,930	1,769,493
Sodexo SA	9,264	879,224
Technip SA	10,033	620,645
Total SA	122,692	5,956,168
Unibail-Rodamco SE	4,632	1,169,993
Vallourec SA (a)	7,209	147,151
Veolia Environnement SA	28,160	573,865
Vinci SA	33,424	1,932,064
Vivendi SA	81,324	2,050,078
Zodiac Aerospace	2,978	96,888

		57,083,521

GERMANY — 6.1%
adidas AG	19,964	1,527,043
Allianz SE	26,644	4,147,238
BASF SE	55,489	4,873,113
Bayer AG	43,569	6,094,772
Bayerische Motoren Werke AG	17,264	1,888,546
Commerzbank AG (b)	39,230	501,136
Daimler AG	55,870	5,082,119
Deutsche Bank AG	60,509	1,816,945
Deutsche Boerse AG	16,902	1,398,291
Deutsche Lufthansa AG (b)	24,446	315,004
Deutsche Post AG	65,240	1,904,852
Deutsche Telekom AG	177,364	3,053,213
E.ON SE	113,326	1,508,900
Fresenius Medical Care AG & Co. KGaA	18,362	1,514,780
Linde AG	8,349	1,580,487
MAN SE	9,524	980,409
Merck KGaA	13,482	1,342,635
Metro AG	12,016	378,619
Muenchener Rueckversicherungs-Gesellschaft AG	13,431	2,379,406
OSRAM Licht AG	4,918	235,378
RWE AG	29,224	627,946
SAP SE	56,151	3,916,471
Siemens AG	50,823	5,116,248
ThyssenKrupp AG	23,938	622,385
Volkswagen AG	7,562	1,748,729
Volkswagen AG Preference Shares	7,057	1,635,485

		56,190,150

GREECE — 0.1%
Alpha Bank AE (b)	140,609	41,384
Eurobank Ergasias SA (b)	311,213	40,962
Hellenic Telecommunications Organization SA	14,357	109,376
JUMBO SA	17,543	120,936
National Bank of Greece SA (b)	90,630	99,407
OPAP SA	25,236	183,112
Piraeus Bank SA (b)	97,865	35,781

		630,958

HONG KONG — 4.2%
AAC Technologies Holdings, Inc. (a)	53,500	302,262
AIA Group, Ltd.	635,000	4,156,858
Alibaba Health Information Technology, Ltd. (a)(b)	82,000	85,252
Alibaba Pictures Group, Ltd. (a)(b)	180,000	69,887
AviChina Industry & Technology Co., Ltd. (Class H)	408,000	398,919
Bank of East Asia, Ltd.	273,890	1,197,654
Beijing Enterprises Water Group, Ltd.	58,000	47,582
Belle International Holdings, Ltd.	393,000	452,688
BOC Hong Kong Holdings, Ltd.	47,000	195,819

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Cheung Kong Property Holdings, Ltd. (b)	168,532	$1,397,812
China Agri-Industries Holdings, Ltd. (a)(b)	82,000	46,751
China Everbright International, Ltd.	26,000	46,617
China Everbright, Ltd.	44,000	152,672
China Huishan Dairy Holdings Co., Ltd. (a)	356,000	81,279
China Mengniu Dairy Co., Ltd.	153,000	762,775
China Merchants Holdings International Co., Ltd.	273,051	1,171,092
China Mobile, Ltd.	378,500	4,845,648
China Overseas Land & Investment, Ltd.	266,000	938,414
China Pharmaceutical Group, Ltd.	304,000	300,371
China Resources Enterprise, Ltd.	258,000	831,984
China Resources Land, Ltd.	52,000	168,693
China Taiping Insurance Holdings Co., Ltd. (b)	95,800	344,149
China Unicom (Hong Kong), Ltd.	524,000	824,606
CITIC, Ltd.	266,000	476,927
CK Hutchison Holdings, Ltd.	177,532	2,608,289
CNOOC, Ltd.	1,194,217	1,694,460
COSCO Pacific, Ltd.	554,646	752,640
Fosun International, Ltd. (a)	19,000	44,703
Galaxy Entertainment Group, Ltd.	112,000	446,408
Geely Automobile Holdings, Ltd.	565,000	301,720
Goldin Properties Holdings, Ltd. (a)(b)	76,000	80,288
GOME Electrical Appliances Holding, Ltd. (a)	1,074,000	236,895
Hanergy Thin Film Power Group, Ltd. (a)(d)	448,000	112,974
Hang Lung Properties, Ltd.	266,000	790,875
Henderson Land Development Co., Ltd.	120,943	827,602
Hong Kong & China Gas Co., Ltd.	777,135	1,629,943
Hong Kong Exchanges and Clearing, Ltd.	69,476	2,451,920
Lenovo Group, Ltd. (a)	314,000	435,000
Li & Fung, Ltd.	532,000	422,029
Link REIT	217,286	1,272,457
New World Development Co., Ltd.	545,872	713,977
Sands China, Ltd.	159,200	535,968
Shangri-La Asia, Ltd.	264,333	368,922
Sino Biopharmaceutical, Ltd.	348,000	403,996
Sinotrans, Ltd. (Class H)	68,000	45,348
SJM Holdings, Ltd. (a)	38,000	41,174
Sun Art Retail Group, Ltd. (a)	59,000	53,121
Sun Hung Kai Properties, Ltd.	120,185	1,947,132
Sunac China Holdings, Ltd.	96,300	105,460
Swire Pacific, Ltd.	77,006	967,970
Techtronic Industries Co., Ltd.	16,000	52,421
WH Group, Ltd. (b)(e)	153,601	104,612

		38,745,015

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	8,210	420,138
OTP Bank PLC	2,988	59,136

		479,274

INDIA — 1.6%
ACC, Ltd.	2,222	50,405
Aditya Birla Nuvo, Ltd.	2,825	79,258
Ambuja Cements, Ltd.	21,059	76,028
Apollo Hospitals Enterprise, Ltd.	5,086	105,102
Aurobindo Pharma, Ltd.	2,844	64,847
Bharat Forge, Ltd.	3,306	55,200
Bharti Airtel, Ltd.	18,459	121,760
Bharti Infratel, Ltd.	9,433	66,215
Dabur India, Ltd.	37,019	162,830
Dr. Reddy’s Laboratories, Ltd. ADR (a)	38,437	2,126,335
Eicher Motors, Ltd.	497	152,867
GlaxoSmithKline Consumer Healthcare, Ltd.	525	51,709
Godrej Consumer Products, Ltd.	7,979	155,019
HCL Technologies, Ltd.	25,273	365,026
Hindustan Unilever, Ltd.	28,107	404,612
Housing Development Finance Corp., Ltd.	58,496	1,190,910
ICICI Bank, Ltd. ADR	132,773	1,383,495
Idea Cellular, Ltd.	19,126	52,906
Infosys, Ltd. ADR (a)	147,942	2,344,881
ITC, Ltd.	60,750	300,650
LIC Housing Finance, Ltd.	8,714	61,701
Lupin, Ltd.	3,824	113,258
Mahindra & Mahindra Financial Services, Ltd.	32,956	145,062
Mahindra & Mahindra, Ltd. GDR	23,124	469,417
Marico, Ltd.	29,155	205,866
Reliance Industries, Ltd. GDR (e)	63,470	1,977,091
Shree Cement, Ltd.	524	93,321
Shriram Transport Finance Co., Ltd.	7,419	99,431
Siemens, Ltd.	3,718	78,754
Sun Pharmaceutical Industries, Ltd.	25,335	347,958
Tata Consultancy Services, Ltd.	7,916	317,106
Tata Motors, Ltd. ADR (a)	38,769	1,336,367
Tech Mahindra, Ltd.	5,923	44,441
United Breweries, Ltd.	3,909	57,349
United Spirits, Ltd. (b)	1,040	55,218
UPL, Ltd.	13,112	110,282

		14,822,677

INDONESIA — 0.6%
Astra Agro Lestari Tbk PT	186,700	321,377
Astra International Tbk PT	2,724,800	1,445,937
Bank Central Asia Tbk PT	464,500	470,336
Bank Mandiri Persero Tbk PT	538,000	405,543
Bank Rakyat Indonesia Persero Tbk PT	1,949,000	1,513,006
Charoen Pokphand Indonesia Tbk PT	1,365,500	281,652
Gudang Garam Tbk PT	64,500	218,185
Telekomunikasi Indonesia Persero Tbk PT	3,656,900	803,654

		5,459,690

IRELAND — 0.4%
Bank of Ireland (b)	1,494,013	602,596
CRH PLC	35,303	995,952
James Hardie Industries PLC	91,776	1,221,736
Kerry Group PLC (Class A)	5,912	437,979

		3,258,263

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

ISRAEL — 0.5%
Bank Hapoalim BM	153,715	$828,392
Bank Leumi Le-Israel BM (b)	149,687	633,285
NICE Systems, Ltd.	7,016	446,358
Teva Pharmaceutical Industries, Ltd. ADR	52,248	3,087,857

		4,995,892

ITALY — 1.5%
Assicurazioni Generali SpA	61,904	1,114,611
Atlantia SpA	46,731	1,153,820
Banca Monte dei Paschi di Siena SpA (a)(b)	112,340	218,545
Banco Popolare SC (b)	15,015	246,931
Enel SpA	353,394	1,600,206
ENI SpA	121,793	2,160,372
Finmeccanica SpA (b)	62,462	785,033
Intesa Sanpaolo SpA	637,519	2,309,972
Mediobanca SpA	42,339	414,896
Pirelli & C. SpA	54,932	926,647
Saipem SpA (a)(b)	26,114	275,687
Telecom Italia SpA (b)	871,971	1,105,624
UBI Banca SCpA	62,306	499,487
UniCredit SpA	133,942	899,160

		13,710,991

JAPAN — 16.5%
Aeon Co., Ltd. (a)	39,400	559,453
Aisin Seiki Co., Ltd. (a)	26,300	1,119,789
Asahi Glass Co., Ltd. (a)	131,000	786,867
Asahi Group Holdings, Ltd.	39,800	1,266,061
Asahi Kasei Corp.	133,000	1,092,890
Astellas Pharma, Inc.	199,000	2,838,675
Bank of Yokohama, Ltd.	133,000	815,836
Bridgestone Corp. (a)	39,800	1,472,598
Canon, Inc. (a)	52,800	1,718,433
Central Japan Railway Co.	12,100	2,185,842
Chiba Bank, Ltd.	133,000	1,014,089
Chubu Electric Power Co., Inc. (a)	53,000	790,246
Credit Saison Co., Ltd. (a)	39,300	842,751
Dai-ichi Life Insurance Co., Ltd.	14,300	281,232
Daiichi Sankyo Co., Ltd. (a)	53,100	982,457
Daikin Industries, Ltd.	29,700	2,138,089
Daiwa Securities Group, Inc.	131,000	981,925
Denso Corp.	26,600	1,325,163
East Japan Railway Co.	26,500	2,384,383
Eisai Co., Ltd.	13,300	893,007
Electric Power Development Co., Ltd.	13,300	470,089
FANUC Corp.	12,700	2,602,999
FUJIFILM Holdings Corp.	39,500	1,411,786
Fujitsu, Ltd.	133,000	743,883
Hitachi, Ltd.	265,000	1,747,248
Honda Motor Co., Ltd.	92,900	3,007,587
Hoya Corp.	26,600	1,066,696
Inpex Corp.	52,400	595,878
ITOCHU Corp. (a)	132,700	1,753,572
Japan Real Estate Investment Corp.	266	1,208,646
Japan Retail Fund Investment Corp.	532	1,064,739
Japan Tobacco, Inc.	53,100	1,892,229
JFE Holdings, Inc.	39,500	876,899
Joyo Bank, Ltd.	133,000	745,622
JSR Corp. (a)	26,600	470,416
JX Holdings, Inc.	239,008	1,031,700
Kajima Corp.	133,000	624,974
Kamigumi Co., Ltd.	132,000	1,240,551
Kansai Electric Power Co., Inc. (b)	65,900	730,008
KDDI Corp.	79,800	1,926,443
Keikyu Corp. (a)	132,423	999,950
Kintetsu Group Holdings Co., Ltd. (a)	265,000	903,077
Kobe Steel, Ltd.	266,000	447,808
Komatsu, Ltd.	66,300	1,331,256
Konica Minolta Holdings, Inc.	66,500	776,599
Kubota Corp.	132,000	2,094,373
Kyocera Corp.	26,400	1,372,804
LIXIL Group Corp. (a)	26,300	522,282
Makita Corp.	13,100	710,857
Marubeni Corp.	132,000	757,599
Marui Group Co., Ltd. (a)	61,500	831,292
Mitsubishi Chemical Holdings Corp.	133,000	837,466
Mitsubishi Corp.	92,900	2,043,777
Mitsubishi Electric Corp.	132,000	1,706,566
Mitsubishi Estate Co., Ltd.	128,618	2,771,228
Mitsubishi Heavy Industries, Ltd.	265,000	1,612,761
Mitsubishi UFJ Financial Group, Inc.	550,600	3,958,794
Mitsui & Co., Ltd.	132,700	1,802,915
Mitsui Chemicals, Inc. (a)	133,000	494,545
Mitsui Fudosan Co., Ltd.	21,000	588,134
Mizuho Financial Group, Inc.	763,600	1,653,692
MS&AD Insurance Group Holdings, Inc.	39,800	1,240,203
Murata Manufacturing Co., Ltd.	13,300	2,321,644
NEC Corp.	126,000	382,021
Nidec Corp.	26,800	2,007,290
Nintendo Co., Ltd.	3,900	652,417
Nippon Steel & Sumitomo Metal Corp.	531,000	1,377,350
Nippon Telegraph & Telephone Corp.	53,000	1,920,284
Nippon Yusen K.K. (a)	133,000	370,637
Nissan Motor Co., Ltd.	132,700	1,382,687
Nitto Denko Corp. (a)	13,200	1,085,212
Nomura Holdings, Inc.	144,400	980,171
NTT Data Corp.	13,300	581,498
NTT DoCoMo, Inc.	106,200	2,034,346
Obayashi Corp.	133,000	970,612
Oriental Land Co., Ltd. (a)	2,900	185,212
ORIX Corp.	128,600	1,913,787
Osaka Gas Co., Ltd.	265,000	1,046,660
Panasonic Corp.	134,200	1,844,133
Rakuten, Inc.	15,400	248,874
Resona Holdings, Inc.	39,800	217,434
Rohm Co., Ltd.	13,100	878,936
Secom Co., Ltd.	13,300	863,552
Seven & i Holdings Co., Ltd.	53,100	2,282,564
Sharp Corp. (a)(b)	131,000	159,515
Shin-Etsu Chemical Co., Ltd.	26,500	1,645,679
Shizuoka Bank, Ltd.	132,000	1,379,708
Softbank Corp.	53,100	3,128,328
Sompo Japan Nipponkoa Holdings, Inc.	39,700	1,457,219
Sony Corp.	66,100	1,869,858
Sumitomo Chemical Co., Ltd.	133,000	799,967
Sumitomo Corp.	66,400	772,718
Sumitomo Electric Industries, Ltd.	53,100	823,199

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sumitomo Mitsui Financial Group, Inc.	39,800	$1,775,575
Sumitomo Mitsui Trust Holdings, Inc.	132,000	604,742
T&D Holdings, Inc.	26,300	392,249
Takeda Pharmaceutical Co., Ltd.	53,100	2,565,064
TDK Corp.	13,300	1,018,437
Teijin, Ltd.	265,000	1,028,685
Terumo Corp.	53,000	1,272,104
Tohoku Electric Power Co., Inc.	26,700	361,775
Tokio Marine Holdings, Inc.	39,800	1,656,856
Tokyo Electric Power Co., Inc. (b)	92,800	505,844
Tokyo Electron, Ltd.	13,300	842,031
Tokyo Gas Co., Ltd.	265,000	1,407,674
Tokyu Corp.	133,000	891,268
Toppan Printing Co., Ltd.	133,000	1,112,998
Toray Industries, Inc.	133,000	1,125,497
Toshiba Corp. (a)	133,000	457,590
Toyota Motor Corp.	159,300	10,679,017
Toyota Tsusho Corp.	39,800	1,068,467
West Japan Railway Co.	26,500	1,696,788
Yahoo! Japan Corp. (a)	172,600	696,804
Yamada Denki Co., Ltd. (a)	78,900	315,948
Yamaha Corp.	52,200	1,053,684
Yamaha Motor Co., Ltd.	53,100	1,161,678

		151,434,016

LUXEMBOURG — 0.1%
Altice SA (b)	2,736	376,636
ArcelorMittal (a)	43,671	424,932

		801,568

MACAU — 0.0% (g)
MGM China Holdings, Ltd.	27,200	44,488

MALAYSIA — 0.4%
AirAsia Bhd	328,000	133,878
Alliance Financial Group Bhd	413,000	480,538
Berjaya Sports Toto Bhd	618,300	537,510
British American Tobacco Malaysia Bhd	23,700	389,451
Bumi Armada Bhd (b)	151,300	45,715
CIMB Group Holdings Bhd	237,100	343,742
Dialog Group Bhd	111,200	46,861
Felda Global Ventures Holdings Bhd	102,300	44,195
Genting Bhd	116,100	248,016
Genting Malaysia Bhd	293,700	326,939
Genting Plantations Bhd	128,200	336,725
IOI Properties Group Bhd	93,200	45,698
Lafarge Malaysia Bhd	118,500	265,706
PPB Group Bhd	68,100	272,905
SapuraKencana Petroleum Bhd	70,700	44,223
Tenaga Nasional Bhd	52,200	174,876
UEM Sunrise Bhd	10,800	2,791

		3,739,769

MEXICO — 1.1%
America Movil SAB de CV (Series L)	2,477,866	2,646,738
Cemex SAB de CV (a)(b)	1,041,892	956,854
Controladora Comercial Mexicana SAB de CV	70,018	220,487
Fomento Economico Mexicano SAB de CV	179,464	1,600,927
Gentera SAB de CV (a)	95,880	170,120
Grupo Financiero Banorte SAB de CV	277,407	1,524,703
Grupo Mexico SAB de CV (Series B)	155,726	470,235
Grupo Televisa SAB	243,286	1,893,335
Industrias Penoles SAB de CV	11,205	182,779
Kimberly-Clark de Mexico SAB de CV (Class A)	91,024	196,775
Wal-Mart de Mexico SAB de CV	107,193	261,174

		10,124,127

NETHERLANDS — 2.5%
Airbus Group SE	31,310	2,030,342
Akzo Nobel NV	17,537	1,275,358
ASML Holding NV	20,817	2,150,111
CNH Industrial NV (a)	44,609	406,573
Fiat Chrysler Automobiles NV (b)	100,649	1,473,560
Heineken NV	16,901	1,281,832
ING Groep NV	163,499	2,697,946
Koninklijke Ahold NV	62,241	1,165,062
Koninklijke DSM NV	14,241	825,101
Koninklijke KPN NV	352,755	1,348,126
Koninklijke Philips NV	63,618	1,617,554
Reed Elsevier NV	52,852	1,252,836
TNT Express NV	35,575	301,603
Unilever NV	114,692	4,773,589
Wolters Kluwer NV	24,517	727,857

		23,327,450

NEW ZEALAND — 0.0% (g)
Meridian Energy, Ltd.	30,456	44,490

NORWAY — 0.6%
DnB NOR ASA	106,972	1,778,448
Norsk Hydro ASA	161,708	679,307
Statoil ASA	57,003	1,015,077
Telenor ASA (a)	51,618	1,127,165
Yara International ASA	13,215	685,988

		5,285,985

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	13,855	143,815
Credicorp, Ltd.	3,849	534,703

		678,518

PHILIPPINES — 0.2%
Ayala Land, Inc.	64,300	53,191
BDO Unibank, Inc.	22,910	55,078
DMCI Holdings, Inc.	165,960	48,584
Globe Telecom, Inc.	1,900	105,766
GT Capital Holdings, Inc.	5,540	167,834
JG Summit Holdings, Inc.	32,400	51,521
Jollibee Foods Corp.	73,490	321,570
Megaworld Corp.	611,000	64,501
Metro Pacific Investments Corp.	1,442,000	151,268
Philippine Long Distance Telephone Co. ADR	16,599	1,034,118
Universal Robina Corp.	23,900	102,830

		2,156,261

POLAND — 0.2%
Alior Bank SA (b)	21,798	517,752
Bank Millennium SA (b)	88,172	153,561
CCC SA	5,254	243,079
Enea SA	39,196	166,230
Energa SA	24,411	147,599

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Eurocash SA	16,646	$165,314
Getin Noble Bank SA (b)	261,937	95,417
Grupa Azoty SA (b)	2,532	55,617
LPP SA	48	84,843
Orange Polska SA	63,732	138,279
Polski Koncern Naftowy Orlen SA	2,644	51,904

		1,819,595

PORTUGAL — 0.0% (g)
Banco Comercial Portugues SA (a)(b)	2,268,134	197,118
Jeronimo Martins SGPS SA	14,244	182,513

		379,631

RUSSIA — 0.8%
Gazprom OAO ADR	311,581	1,604,642
Lukoil OAO ADR	37,861	1,700,337
MMC Norilsk Nickel PJSC ADR	20,506	345,936
Mobile Telesystems OJSC ADR	62,217	608,482
RusHydro JSC ADR (c)	40,054	39,994
RusHydro JSC ADR (c)	52,472	52,052
Sberbank of Russia ADR	86,716	452,658
Surgutneftegas OAO ADR Preference Shares	87,460	664,696
Tatneft OAO ADR	43,660	1,396,247
Uralkali PJSC GDR (b)	13,108	168,176

		7,033,220

SINGAPORE — 1.2%
CapitaLand, Ltd. (a)	265,000	688,823
DBS Group Holdings, Ltd.	138,336	2,125,638
Singapore Exchange, Ltd.	265,000	1,540,995
Singapore Press Holdings, Ltd. (a)	398,000	1,205,971
Singapore Telecommunications, Ltd.	929,000	2,904,634
United Overseas Bank, Ltd.	133,959	2,295,161

		10,761,222

SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd. (b)	10,473	236,609
AngloGold Ashanti, Ltd. (b)	27,706	250,290
Brait SE (b)	11,665	118,498
Discovery, Ltd.	67,449	702,789
FirstRand, Ltd.	260,403	1,143,926
Gold Fields, Ltd.	63,091	202,511
Impala Platinum Holdings, Ltd. (b)	39,940	178,677
MTN Group, Ltd.	97,941	1,845,812
Naspers, Ltd. (Class N)	24,914	3,889,686
Sanlam, Ltd.	256,096	1,399,716
Sasol, Ltd.	38,049	1,410,645
Standard Bank Group, Ltd.	87,057	1,148,806
Truworths International, Ltd.	6,629	46,805
Woolworths Holdings, Ltd.	6,185	50,243

		12,625,013

SOUTH KOREA — 3.3%
Amorepacific Corp. Preference Shares	1,300	238,917
Celltrion, Inc. (a)	5,015	350,684
Cheil Industries, Inc. (b)	488	77,655
CJ CheilJedang Corp.	1,492	589,871
E-Mart Co., Ltd.	1,730	358,268
Hana Financial Group, Inc.	34,427	896,593
Hanmi Pharm Co., Ltd. (b)	131	54,845
Hyundai Department Store Co., Ltd.	2,894	381,387
Hyundai Development Co.-Engineering & Construction	9,762	579,357
Hyundai Heavy Industries Co., Ltd. (a)(b)	3,354	333,761
Hyundai Mobis Co., Ltd.	5,457	1,037,145
Hyundai Motor Co.	9,675	1,179,614
Hyundai Steel Co.	4,099	248,781
KB Financial Group, Inc.	34,381	1,137,352
Kia Motors Corp.	26,592	1,079,939
Korea Electric Power Corp. ADR (a)	37,549	764,498
Korea Zinc Co., Ltd.	2,102	1,027,020
KT Corp. ADR	26,989	341,951
KT&G Corp.	10,678	908,460
LG Chem, Ltd. Preference Shares	5,920	997,768
LG Electronics, Inc. (a)	12,637	534,732
LG Household & Health Care, Ltd.	832	577,317
Lotte Chemical Corp.	1,943	503,408
NAVER Corp.	2,086	1,185,642
NCSoft Corp.	1,493	265,687
POSCO ADR	20,206	991,912
Samsung C&T Corp.	6,619	392,826
Samsung Electronics Co., Ltd. GDR	13,252	7,560,266
Samsung Fire & Marine Insurance Co., Ltd.	3,440	906,683
Samsung Heavy Industries Co., Ltd.	8,500	129,925
Samsung SDS Co., Ltd.	864	201,002
Samsung Securities Co., Ltd.	14,834	726,107
Shinhan Financial Group Co., Ltd.	26,024	969,382
SK Holdings Co., Ltd.	3,642	646,480
SK Hynix, Inc.	21,794	826,470
SK Innovation Co., Ltd. (b)	5,208	569,614
SK Telecom Co., Ltd. ADR	24,992	619,552

		30,190,871

SPAIN — 2.4%
Abertis Infraestructuras SA	56,260	922,095
ACS, Actividades de Construccion y Servicios SA	27,061	870,018
Aena SA (b)(e)	666	69,560
Amadeus IT Holding SA (Class A)	16,254	647,530
Banco Bilbao Vizcaya Argentaria SA	286,903	2,810,515
Banco de Sabadell SA	75,051	181,041
Banco Popular Espanol SA (a)	95,629	463,065
Banco Santander SA	670,039	4,676,435
Distribuidora Internacional de Alimentacion SA (a)	52,862	403,457
Ferrovial SA	75,034	1,626,076
Gas Natural SDG SA (a)	22,215	503,455
Iberdrola SA	299,645	2,017,209
Inditex SA	63,379	2,058,835
Mapfre SA	151,871	522,366
Repsol SA	70,281	1,233,336
Telefonica SA	222,441	3,160,008

		22,165,001

SWEDEN — 2.2%
Assa Abloy AB (Class B)	104,512	1,966,173
Atlas Copco AB (Class B)	71,629	1,782,632
Hennes & Mauritz AB (Class B)	56,913	2,189,410
Husqvarna AB (Class B)	132,930	1,000,480
Nordea Bank AB	175,903	2,192,030
Sandvik AB	71,744	792,448

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Securitas AB (Class B)	43,266	$571,492
Skandinaviska Enskilda Banken AB (Class A)	77,418	989,010
Skanska AB (Class B)	43,143	873,519
SKF AB (Class B)	41,941	955,835
Svenska Handelsbanken AB (Class A)	110,634	1,613,343
Swedbank AB (Class A)	47,163	1,098,717
Tele2 AB (Class B)	53,737	624,314
Telefonaktiebolaget LM Ericsson (Class B)	181,429	1,878,247
TeliaSonera AB	127,375	749,283
Volvo AB (Class B)	74,471	923,539

		20,200,472

SWITZERLAND — 6.6%
ABB, Ltd.	126,414	2,648,533
Adecco SA	10,735	871,849
Aryzta AG (b)	923	45,530
Cie Financiere Richemont SA	27,111	2,206,186
Coca-Cola HBC AG (b)	8,553	184,014
Credit Suisse Group AG	72,262	1,987,195
Geberit AG	2,921	974,240
Givaudan SA	764	1,322,724
Holcim, Ltd.	16,783	1,239,128
Julius Baer Group, Ltd.	8,281	464,757
Kuehne + Nagel International AG	6,218	825,696
Lonza Group AG (b)	1,456	194,590
Nestle SA	166,297	12,011,179
Novartis AG	121,028	11,933,797
Roche Holding AG	38,944	10,917,905
SGS SA	531	969,329
Sika AG	86	303,492
Sonova Holding AG	1,567	211,940
Swatch Group AG	3,031	1,180,875
Swiss Re AG	18,108	1,603,378
Syngenta AG	5,675	2,307,528
Transocean, Ltd. (a)	7,826	126,616
UBS Group AG	178,672	3,791,200
Zurich Insurance Group AG	8,432	2,567,810

		60,889,491

TAIWAN — 2.6%
Advanced Semiconductor Engineering Inc, ADR	213,141	1,406,731
Advantech Co., Ltd.	14,000	96,193
AU Optronics Corp. ADR (a)	176,997	789,407
Catcher Technology Co., Ltd.	20,000	250,207
Chicony Electronics Co., Ltd. (b)	85,000	228,103
China Airlines, Ltd. (b)	482,000	205,425
China Development Financial Holding Corp.	261,000	98,971
China Life Insurance Co., Ltd.	114,000	116,754
China Motor Corp.	137,000	106,787
Chunghwa Telecom Co., Ltd. ADR (a)	67,058	2,140,491
Compal Electronics, Inc.	156,000	118,816
CTBC Financial Holding Co., Ltd.	64,000	50,404
CTCI Corp.	59,000	95,419
Delta Electronics, Inc.	23,000	117,779
E.Sun Financial Holding Co., Ltd.	75,000	50,074
Eclat Textile Co., Ltd.	9,000	147,596
Eva Airways Corp. (b)	295,000	201,259
Feng TAY Enterprise Co., Ltd.	13,000	75,418
Fubon Financial Holding Co., Ltd.	132,000	262,678
Giant Manufacturing Co., Ltd.	17,000	143,804
Hermes Microvision, Inc.	1,000	65,144
Highwealth Construction Corp.	20,000	47,708
Hiwin Technologies Corp.	6,000	39,476
Hon Hai Precision Industry Co., Ltd. GDR	665,948	4,555,084
Innolux Corp.	168,000	87,663
Largan Precision Co., Ltd.	4,000	456,984
MediaTek, Inc.	37,000	506,053
Merida Industry Co., Ltd.	28,000	181,497
Pegatron Corp.	48,000	140,479
Pou Chen Corp.	69,000	98,397
President Chain Store Corp.	15,000	105,495
Radiant Opto-Electronics Corp.	13,000	48,243
Ruentex Development Co., Ltd.	31,000	49,030
ScinoPharm Taiwan, Ltd.	3,000	3,418
Siliconware Precision Industries Co., Ltd. ADR (a)	259,093	1,930,243
Standard Foods Corp.	130,000	388,468
Taishin Financial Holding Co., Ltd.	117,000	48,727
Taiwan Business Bank (b)	576,000	177,535
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	264,361	6,003,638
Teco Electric & Machinery Co., Ltd.	53,000	41,140
TPK Holding Co., Ltd.	11,000	63,637
United Microelectronics Corp. ADR (a)	934,475	1,915,674

		23,656,049

THAILAND — 0.5%
Bangkok Bank PCL	498,876	2,636,508
BEC World PCL	45,700	50,740
Bumrungrad Hospital PCL	17,100	94,675
Delta Electronics Thailand PCL	19,500	52,249
IRPC PCL	3,370,700	447,091
Kasikornbank PCL	13,700	76,662
PTT PCL	106,977	1,137,059

		4,494,984

TURKEY — 0.4%
Akbank TAS	333,172	963,823
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	607,996	626,379
Turkiye Garanti Bankasi AS	255,321	796,746
Turkiye Is Bankasi (Class C)	527,314	1,110,135

		3,497,083

UNITED KINGDOM — 14.6%
3i Group PLC	156,499	1,271,241
Anglo American PLC	84,415	1,219,396
AstraZeneca PLC	59,332	3,750,188
BAE Systems PLC	165,507	1,174,442
Barclays PLC	789,406	3,234,105
BG Group PLC	176,637	2,943,260
BHP Billiton PLC	104,994	2,062,400
BP PLC	984,569	6,505,737
British American Tobacco PLC	88,778	4,768,064
British Land Co. PLC	146,944	1,833,770
BT Group PLC	375,923	2,661,647
Burberry Group PLC	35,338	873,100
Capita PLC	33,278	647,924

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Centrica PLC	385,171	$1,597,991
Cobham PLC	52,157	215,732
Compass Group PLC	149,618	2,477,754
Diageo PLC	166,756	4,828,156
Experian PLC	50,700	924,139
Fresnillo PLC	14,527	158,556
G4S PLC	78,284	330,693
GlaxoSmithKline PLC	228,643	4,755,537
Glencore PLC	551,248	2,213,318
Hammerson PLC	126,020	1,219,870
HSBC Holdings PLC	1,045,224	9,371,442
ICAP PLC	145,253	1,209,587
Imperial Tobacco Group PLC	60,771	2,931,272
InterContinental Hotels Group PLC	11,226	453,031
J Sainsbury PLC (a)	133,247	555,956
Land Securities Group PLC	71,588	1,355,541
Lloyds Banking Group PLC	2,697,022	3,615,546
Marks & Spencer Group PLC	111,679	941,418
National Grid PLC	280,483	3,604,798
Next PLC	22,359	2,619,719
Old Mutual PLC	712,245	2,257,098
Pearson PLC	60,050	1,138,010
Prudential PLC	82,165	1,980,311
Randgold Resources, Ltd.	3,708	249,883
Reckitt Benckiser Group PLC	44,232	3,817,655
Reed Elsevier PLC	87,420	1,422,975
Rio Tinto PLC	75,885	3,119,662
Rolls-Royce Holdings PLC	97,913	1,339,694
Royal Bank of Scotland Group PLC (b)	146,888	812,003
Royal Dutch Shell PLC (Class A)	186,839	5,249,483
Royal Dutch Shell PLC (Class B)	115,076	3,270,310
RSA Insurance Group PLC	62,108	387,974
SABMiller PLC	54,929	2,854,222
Sage Group PLC	120,733	973,119
Severn Trent PLC	39,494	1,292,556
Shire PLC	29,210	2,340,571
Sky PLC	85,946	1,401,685
Smith & Nephew PLC	83,239	1,405,973
Smiths Group PLC	19,942	354,086
SSE PLC	75,892	1,833,299
Standard Chartered PLC	95,322	1,527,613
Standard Life PLC	173,232	1,209,643
Tesco PLC	486,828	1,627,356
Tullow Oil PLC	30,812	164,612
Unilever PLC	85,468	3,669,545
United Utilities Group PLC	58,519	820,933
Vodafone Group PLC	1,557,239	5,629,188
Whitbread PLC	8,550	665,068
Wolseley PLC	13,241	846,084
WPP PLC	86,220	1,933,631

		133,919,572

TOTAL COMMON STOCKS —
(Cost $934,296,627)		911,169,824

RIGHTS — 0.0% (g)
CANADA — 0.0% (g)
Constellation Software, Inc. (expiring 9/15/15) (b)	510	102

SPAIN — 0.0% (g)
Abertis Infraestructuras SA (expiring 7/3/15) (b)	56,260	46,105
Repsol SA (expiring 7/3/15) (a)(b)	70,281	36,413

		82,518

TOTAL RIGHTS —
(Cost $92,546)		82,620

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	36,846,510	36,846,510
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (i)(j)	10,893,854	10,893,854

TOTAL SHORT TERM INVESTMENTS —
(Cost $47,740,364)		47,740,364

TOTAL INVESTMENTS — 104.7%
(Cost $982,129,537)		958,992,808
OTHER ASSETS & LIABILITIES — (4.7)%		(42,695,817)

NET ASSETS — 100.0%		$916,296,991

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	15.6%
Pharmaceuticals	7.8
Oil, Gas & Consumable Fuels	7.4
Insurance	5.1
Automobiles	4.0
Chemicals	3.4
Metals & Mining	3.0
Diversified Telecommunication Services	2.9
Wireless Telecommunication Services	2.8
Beverages	2.3
Media	2.1
Food Products	2.0
Semiconductors & Semiconductor Equipment	1.9
Machinery	1.8
Capital Markets	1.8
Food & Staples Retailing	1.7
Real Estate Management & Development	1.7
Road & Rail	1.7
Textiles, Apparel & Luxury Goods	1.7
Technology Hardware, Storage & Peripherals	1.4
Electronic Equipment, Instruments & Components	1.4
Electric Utilities	1.4
Personal Products	1.3
Industrial Conglomerates	1.3
Tobacco	1.2
Real Estate Investment Trusts	1.2
Diversified Financial Services	1.2
Construction & Engineering	1.2
Hotels, Restaurants & Leisure	1.2
Electrical Equipment	1.1
Trading Companies & Distributors	1.1
Multi-Utilities	1.1
IT Services	0.9
Internet Software & Services	0.8
Auto Components	0.8
Software	0.7
Aerospace & Defense	0.7
Health Care Equipment & Supplies	0.7
Building Products	0.7
Multiline Retail	0.7
Transportation Infrastructure	0.6
Household Durables	0.6
Household Products	0.6
Gas Utilities	0.6
Construction Materials	0.5
Specialty Retail	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Communications Equipment	0.4
Health Care Providers & Services	0.3
Independent Power and Renewable Electricity Producers	0.3
Marine	0.2
Air Freight & Logistics	0.2
Biotechnology	0.2
Water Utilities	0.2
Containers & Packaging	0.2
Paper & Forest Products	0.2
Leisure Products	0.1
Consumer Finance	0.1
Thrifts & Mortgage Finance	0.1
Energy Equipment & Services	0.1
Airlines	0.0	**
Internet & Catalog Retail	0.0	**
Diversified Consumer Services	0.0	**
Short Term Investments	5.2
Other Assets & Liabilities	(4.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.5%
Alumina, Ltd.	16,872	$19,841
Amcor, Ltd.	1,484	15,649
AMP, Ltd.	5,218	24,144
Australia & New Zealand Banking Group, Ltd.	1,162	28,758
BHP Billiton, Ltd.	1,449	30,126
Boral, Ltd.	4,720	21,223
Brambles, Ltd.	3,460	28,189
Coca-Cola Amatil, Ltd.	1,702	11,970
Commonwealth Bank of Australia (a)	369	24,144
CSL, Ltd.	664	44,130
Federation Centres	16,205	36,369
Fortescue Metals Group, Ltd. (a)	2,588	3,799
Iluka Resources, Ltd. (a)	689	4,067
Insurance Australia Group, Ltd.	7,955	34,117
Lend Lease Group	4,106	47,433
Macquarie Group, Ltd.	696	43,545
National Australia Bank, Ltd.	1,555	39,811
Newcrest Mining, Ltd. (b)	817	8,176
Origin Energy, Ltd.	1,646	15,143
Orora, Ltd.	731	1,174
OZ Minerals, Ltd.	2,503	7,657
QBE Insurance Group, Ltd.	1,218	12,797
Recall Holdings, Ltd.	347	1,848
Rio Tinto, Ltd.	522	21,565
Santos, Ltd.	1,883	11,332
Scentre Group	3,632	10,468
Shopping Centres Australasia Property Group (a)	35,526	58,160
Sonic Healthcare, Ltd.	1,802	29,598
South32, Ltd. (b)(c)	1,563	2,114
South32, Ltd. (a)(b)(c)	1,449	1,993
Suncorp Group, Ltd.	2,630	27,148
Sydney Airport	385	1,474
Transurban Group	2,451	17,520
Wesfarmers, Ltd.	1,590	47,697
Westfield Corp.	2,915	20,433
Westpac Banking Corp.	1,683	41,588
Woodside Petroleum, Ltd.	669	17,601
Woolworths, Ltd. (a)	589	12,205

		825,006

AUSTRIA — 0.1%
OMV AG	699	19,221

BELGIUM — 0.5%
Anheuser-Busch InBev NV	407	48,749
Delhaize Group	367	30,284
Solvay SA	188	25,849
UCB SA	615	44,122

		149,004

BRAZIL — 0.5%
Ambev SA ADR	3,938	24,022
Banco Bradesco SA Preference Shares ADR	2,710	24,824
Companhia Energetica de Minas Gerais ADR	2,962	11,285
Companhia Siderurgica Nacional SA ADR (a)	2,600	4,290
Gerdau SA ADR (a)	2,349	5,661
Itau Unibanco Holding SA Preference Shares ADR	2,789	30,539
Oi SA, ADR (a)(b)	492	940
Petroleo Brasileiro SA Preference Shares ADR (b)	3,342	27,271
Tim Participacoes SA ADR	894	14,626
Vale SA Preference Shares ADR	3,124	15,776

		159,234

CANADA — 3.2%
Agrium, Inc. (a)	174	18,449
Bank of Montreal (a)	382	22,646
Bank of Nova Scotia (a)	482	24,891
Barrick Gold Corp.	744	7,956
Brookfield Asset Management, Inc. (Class A)	1,108	38,731
Cameco Corp. (a)	992	14,199
Canadian Imperial Bank of Commerce (a)	174	12,832
Canadian National Railway Co.	751	43,347
Canadian Natural Resources, Ltd.	751	20,392
Canadian Pacific Railway, Ltd. (a)	159	25,474
Canadian Tire Corp., Ltd. (Class A)	184	19,687
Cenovus Energy, Inc.	952	15,228
Eldorado Gold Corp.	1,023	4,245
Enbridge, Inc. (a)	849	39,721
Encana Corp.	1,394	15,375
Enerplus Corp. (a)	1,096	9,622
First Quantum Minerals, Ltd. (a)	531	6,946
Goldcorp, Inc. (a)	729	11,836
IAMGOLD Corp. (b)	1,101	2,205
IGM Financial, Inc. (a)	293	9,336
Imperial Oil, Ltd. (a)	546	21,102
Kinross Gold Corp. (b)	1,612	3,757
Loblaw Cos., Ltd.	611	30,872
Manulife Financial Corp.	1,955	36,346
National Bank of Canada	1,031	38,748
Onex Corp.	649	35,926
Penn West Petroleum, Ltd. (a)	844	1,454
Potash Corp. of Saskatchewan, Inc.	555	17,195
Rogers Communications, Inc. (Class B) (a)	1,033	36,655
Royal Bank of Canada (a)	904	55,307
Shaw Communications, Inc. (Class B) (a)	689	15,011
Silver Wheaton Corp.	487	8,445
SNC-Lavalin Group, Inc.	432	14,519
Sun Life Financial, Inc.	1,066	35,606
Suncor Energy, Inc.	1,518	41,827
Teck Resources, Ltd. (Class B)	541	5,365
TELUS Corp.	1,459	50,287
TMX Group, Ltd.	20	851
Toronto-Dominion Bank	1,445	61,390
TransAlta Corp. (a)	1,691	13,111
TransCanada Corp. (a)	303	12,320
Valeant Pharmaceuticals International, Inc. (b)	590	130,939
Yamana Gold, Inc. (a)	1,488	4,481

		1,034,632

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

CHILE — 0.0% (d)
Empresa Nacional de Electricidad SA ADR	128	$5,306
Enersis SA ADR	327	5,176
Sociedad Quimica y Minera de Chile SA ADR	73	1,169

		11,651

CHINA — 1.8%
Agricultural Bank of China, Ltd. (Class H) (b)	35,000	18,826
Bank of China, Ltd. (Class H)	69,000	44,858
Bank of Communications Co., Ltd. (Class H)	25,000	26,056
China Construction Bank Corp. (Class H)	54,000	49,315
China Life Insurance Co., Ltd. (Class H)	9,000	39,181
China Merchants Bank Co., Ltd. (Class H)	11,674	34,032
China Petroleum & Chemical Corp. (Class H)	29,200	25,198
China Shenhua Energy Co., Ltd. (Class H)	4,500	10,262
China Telecom Corp., Ltd. (Class H)	30,000	17,607
Hengan International Group Co., Ltd.	2,500	29,700
Huaneng Power International, Inc. (Class H)	20,000	27,862
Industrial & Commercial Bank of China, Ltd. (Class H)	55,000	43,702
PetroChina Co., Ltd. (Class H)	20,000	22,315
PICC Property & Casualty Co., Ltd. (Class H)	11,859	27,014
Ping An Insurance Group Co. of China, Ltd. (Class H)	2,500	33,763
Tencent Holdings, Ltd.	5,000	99,774
Wumart Stores, Inc. (Class H) (a)	49,000	34,763
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	10,000	7,855

		592,083

COLOMBIA — 0.0% (d)
BanColombia SA ADR	107	4,601

DENMARK — 0.7%
AP Moeller — Maersk A/S (Class B)	25	45,256
Danske Bank A/S	844	24,808
DSV A/S	1,266	40,994
Novo Nordisk A/S (Class B)	1,881	102,432

		213,490

FINLAND — 0.4%
Fortum Oyj	659	11,704
Metso Oyj	392	10,762
Nokia Oyj	4,085	27,719
Sampo Oyj (Class A)	462	21,749
UPM-Kymmene Oyj	1,503	26,576
Valmet Oyj	87	977
Wartsila Oyj Abp	447	20,928

		120,415

FRANCE — 3.1%
Accor SA	803	40,503
Alstom SA (b)	610	17,297
AXA SA	1,588	40,040
BNP Paribas SA	843	50,862
Bouygues SA	483	18,047
Cap Gemini SA	595	52,618
Carrefour SA	927	29,664
Credit Agricole SA	1,731	25,729
Danone SA	465	30,045
Essilor International SA	303	36,124
GDF Suez	809	14,999
Groupe Fnac (b)	489	29,302
Hermes International	6	2,237
Kering	104	18,558
LVMH Moet Hennessy Louis Vuitton SE	164	28,716
Orange SA	2,313	35,590
Pernod Ricard SA	222	25,626
Publicis Groupe SA	384	28,375
Renault SA	560	58,290
Sanofi	739	72,656
Schneider Electric SE	536	36,985
Societe Generale SA	674	31,443
Sodexo SA	472	44,796
Technip SA	258	15,960
Total SA	1,147	55,682
Unibail-Rodamco SE	179	45,213
Vallourec SA (a)	205	4,185
Veolia Environnement SA	1,421	28,958
Vinci SA	684	39,538
Vivendi SA (a)	1,743	43,939

		1,001,977

GERMANY — 2.7%
adidas AG	407	31,131
Allianz SE	382	59,460
BASF SE	615	54,010
Bayer AG	724	101,279
Commerzbank AG (b)	684	8,738
Daimler AG	849	77,228
Deutsche Bank AG	1,052	31,589
Deutsche Boerse AG	293	24,240
Deutsche Lufthansa AG (b)	1,757	22,640
Deutsche Post AG	1,459	42,599
Deutsche Telekom AG	2,409	41,469
E.ON SE	1,508	20,079
Fresenius Medical Care AG & Co. KGaA	164	13,529
Linde AG	104	19,687
MAN SE	139	14,309
Merck KGaA	516	51,387
Muenchener Rueckversicherungs-Gesellschaft AG	222	39,329
OSRAM Licht AG	15	718
RWE AG	506	10,873
Salzgitter AG	536	19,147
SAP SE	751	52,381
Siemens AG	597	60,099
ThyssenKrupp AG	942	24,492
Volkswagen AG	179	41,394
Volkswagen AG Preference Shares	27	6,257

		868,064

HONG KONG — 2.1%
AIA Group, Ltd.	7,000	45,824
Bank of East Asia, Ltd.	6,347	27,754
Cheung Kong Property Holdings, Ltd. (b)	8,420	69,836

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China Mobile, Ltd.	4,500	$57,610
China Overseas Land & Investment, Ltd.	10,000	35,279
China Unicom (Hong Kong), Ltd.	10,000	15,737
CITIC, Ltd.	10,000	17,930
CK Hutchison Holdings, Ltd.	5,420	79,630
CNOOC, Ltd.	15,000	21,283
COSCO Pacific, Ltd.	10,240	13,895
Global Brands Group Holding, Ltd. (b)	6,000	1,261
Hang Lung Properties, Ltd.	5,000	14,866
Henderson Land Development Co., Ltd.	5,959	40,777
Hong Kong Exchanges and Clearing, Ltd.	1,536	54,208
Li & Fung, Ltd.	10,000	7,933
Link REIT	5,058	29,620
New World Development Co., Ltd.	15,715	20,555
Sands China, Ltd.	4,000	13,467
Shangri-La Asia, Ltd.	10,000	13,957
Sun Hung Kai Properties, Ltd.	5,253	85,104
Swire Pacific, Ltd.	2,500	31,425

		697,951

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	114	5,834
Richter Gedeon NyRt	927	13,923

		19,757

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR	1,058	58,528
ICICI Bank, Ltd. ADR	3,299	34,376
Infosys, Ltd. ADR (a)	1,846	29,259
Mahindra & Mahindra, Ltd. GDR	263	5,339
Reliance Industries, Ltd. GDR (e)	819	25,512
Tata Motors, Ltd. ADR	986	33,987

		187,001

INDONESIA — 0.4%
Astra Agro Lestari Tbk PT	7,500	12,910
Astra International Tbk PT	25,200	13,372
Bank Central Asia Tbk PT	22,700	22,985
Bank Mandiri Persero Tbk PT	22,700	17,111
Bank Rakyat Indonesia Persero Tbk PT	26,500	20,572
Gudang Garam Tbk PT	2,500	8,457
Telekomunikasi Indonesia Persero Tbk PT	166,700	36,635

		132,042

IRELAND — 1.5%
Accenture PLC (Class A) (a)	516	49,938
Allegion PLC	168	10,104
Allergan PLC (a)(b)	191	57,961
CRH PLC	799	22,541
Eaton Corp. PLC	1,028	69,380
Mallinckrodt PLC (a)(b)	64	7,534
Medtronic PLC (a)	2,383	176,580
Pentair PLC (a)	59	4,056
Perrigo Co. PLC (a)	9	1,663
Seagate Technology PLC (a)	516	24,510
Tyco International PLC	516	19,856
Weatherford International PLC (b)	2,573	31,571

		475,694

ISRAEL — 0.4%
Bank Hapoalim BM	3,445	18,566
Bank Leumi Le-Israel BM (b)	15,686	66,363
Teva Pharmaceutical Industries, Ltd. ADR	590	34,869

		119,798

ITALY — 0.7%
Assicurazioni Generali SpA	1,429	25,730
Banca Monte dei Paschi di Siena SpA (b)	4,147	8,068
Enel SpA	6,294	28,500
ENI SpA	2,167	38,438
Intesa Sanpaolo SpA	11,356	41,147
Mediaset SpA	5,585	26,833
Saipem SpA (a)(b)	283	2,988
Telecom Italia SpA (b)	26,534	33,644
UniCredit SpA	3,926	26,355

		231,703

JAPAN — 8.5%
Aisin Seiki Co., Ltd. (a)	500	21,289
Asahi Group Holdings, Ltd.	500	15,905
Asahi Kasei Corp.	5,000	41,086
Astellas Pharma, Inc.	2,500	35,662
Bridgestone Corp. (a)	500	18,500
Canon, Inc. (a)	500	16,273
Credit Saison Co., Ltd.	1,000	21,444
Daiichi Sankyo Co., Ltd. (a)	1,500	27,753
Daikin Industries, Ltd.	500	35,995
Daiwa Securities Group, Inc.	5,000	37,478
Denso Corp. (a)	1,000	49,818
Eisai Co., Ltd.	500	33,572
FUJIFILM Holdings Corp.	1,000	35,741
Fujitsu, Ltd.	4,000	22,372
Hitachi, Ltd.	5,000	32,967
Hokuhoku Financial Group, Inc.	10,000	23,618
Honda Motor Co., Ltd. (a)	1,000	32,374
Hoya Corp.	1,000	40,101
ITOCHU Corp. (a)	1,500	19,822
Japan Tobacco, Inc.	1,000	35,635
JFE Holdings, Inc. (a)	1,000	22,200
Joyo Bank, Ltd.	5,000	28,031
JSR Corp. (a)	1,000	17,685
JX Holdings, Inc.	2,500	10,792
Kajima Corp.	5,000	23,495
Kamigumi Co., Ltd.	5,000	46,991
Kansai Electric Power Co., Inc. (b)	1,000	11,078
KDDI Corp.	3,000	72,423
Kobe Steel, Ltd.	15,000	25,252
Komatsu, Ltd. (a)	1,000	20,079
Konica Minolta Holdings, Inc.	2,500	29,195
Kyocera Corp. (a)	1,000	52,000
Makita Corp. (a)	500	27,132
Marubeni Corp.	5,000	28,697
Marui Group Co., Ltd. (a)	4,500	60,826
Mitsubishi Chemical Holdings Corp.	2,500	15,742
Mitsubishi Corp.	1,000	22,000
Mitsubishi Electric Corp.	5,000	64,643
Mitsubishi Heavy Industries, Ltd.	5,000	30,429
Mitsubishi UFJ Financial Group, Inc.	8,900	63,991
Mitsui & Co., Ltd.	1,000	13,586
Mizuho Financial Group, Inc.	18,400	39,848
MS&AD Insurance Group Holdings, Inc.	1,000	31,161
Murata Manufacturing Co., Ltd.	500	87,280

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

NEC Corp.	2,000	$6,064
Nippon Steel & Sumitomo Metal Corp.	14,000	36,314
Nippon Yusen K.K. (a)	10,000	27,867
Nissan Motor Co., Ltd. (a)	2,000	20,839
Nitto Denko Corp. (a)	500	41,107
Nomura Holdings, Inc. (a)	4,900	33,261
NTT Data Corp.	500	21,861
Obayashi Corp.	5,000	36,489
ORIX Corp.	2,000	29,763
Osaka Gas Co., Ltd.	5,000	19,748
Panasonic Corp.	3,000	41,225
Resona Holdings, Inc.	3,000	16,390
Rohm Co., Ltd.	500	33,547
Secom Co., Ltd.	500	32,464
Seven & i Holdings Co., Ltd.	500	21,493
Shin-Etsu Chemical Co., Ltd.	500	31,051
Softbank Corp.	1,000	58,914
Sompo Japan Nipponkoa Holdings, Inc.	1,000	36,706
Sony Corp.	1,500	42,433
Sumitomo Chemical Co., Ltd.	5,000	30,074
Sumitomo Corp. (a)	1,000	11,637
Sumitomo Electric Industries, Ltd.	1,500	23,254
Sumitomo Mitsui Financial Group, Inc.	1,000	44,612
Sumitomo Mitsui Trust Holdings, Inc.	5,000	22,907
T&D Holdings, Inc.	2,000	29,829
Takeda Pharmaceutical Co., Ltd.	500	24,153
TDK Corp. (a)	500	38,287
Teijin, Ltd.	5,000	19,409
Terumo Corp. (a)	1,000	24,002
Tokio Marine Holdings, Inc.	1,000	41,630
Tokyo Electron, Ltd.	500	31,655
Tokyu Corp.	5,000	33,506
Toppan Printing Co., Ltd.	5,000	41,842
Toshiba Corp. (a)	5,000	17,203
Toyota Motor Corp.	2,000	134,074
Toyota Tsusho Corp.	1,500	40,269
West Japan Railway Co.	500	32,015
Yamada Denki Co., Ltd. (a)	2,000	8,009
Yamaha Corp.	3,000	60,557

		2,738,421

LUXEMBOURG — 0.0% (d)
ArcelorMittal (a)	1,003	9,760

MEXICO — 0.5%
America Movil SAB de CV (Series L)	38,529	41,155
Cemex SAB de CV (b)	18,254	16,764
Fomento Economico Mexicano SAB de CV	3,961	35,335
Grupo Financiero Banorte SAB de CV	3,812	20,952
Grupo Mexico SAB de CV (Series B)	6,340	19,144
Grupo Televisa SAB	3,367	26,203
Industrias Penoles SAB de CV	257	4,192

		163,745

NETHERLANDS — 1.5%
Airbus Group SE	338	21,918
Akzo Nobel NV	386	28,071
ASML Holding NV	363	37,493
CNH Industrial NV (a)	709	6,462
Heineken NV	268	20,326
ING Groep NV	3,479	57,408
Koninklijke Ahold NV	1,643	30,755
Koninklijke DSM NV	456	26,420
Koninklijke KPN NV	4,580	17,503
Koninklijke Philips NV	1,365	34,707
LyondellBasell Industries NV (Class A) (a)	516	53,416
Reed Elsevier NV	1,759	41,696
Unilever NV	1,021	42,495
Wolters Kluwer NV	2,180	64,720

		483,390

NORWAY — 0.3%
DnB ASA	1,866	31,023
Norsk Hydro ASA	5,739	24,109
Telenor ASA (a)	1,528	33,366
Yara International ASA	318	16,507

		105,005

PERU — 0.0% (d)
Compania de Minas Buenaventura SA ADR	154	1,599

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	372	23,176

PORTUGAL — 0.0% (d)
Pharol SGPS SA (b)	4,367	1,922

RUSSIA — 0.4%
Gazprom OAO ADR (c)	3,632	18,705
Gazprom OAO ADR (c)	390	2,055
Lukoil OAO ADR	492	22,096
MMC Norilsk Nickel PJSC ADR	600	10,122
Mobile Telesystems OJSC ADR	937	9,164
RusHydro JSC ADR (c)	579	574
RusHydro JSC ADR (c)	824	823
Sberbank of Russia ADR (c)	206	1,094
Sberbank of Russia ADR (c)	1,916	10,001
Surgutneftegas OAO ADR Preference Shares	4,327	32,885
Tatneft OAO ADR	501	16,022
Uralkali PJSC GDR (b)	114	1,463

		125,004

SINGAPORE — 0.4%
CapitaLand, Ltd. (a)	15,000	38,990
Singapore Exchange, Ltd.	10,000	58,151
Singapore Press Holdings, Ltd. (a)	10,000	30,301
Singapore Telecommunications, Ltd.	5,000	15,633

		143,075

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (b)	437	3,948
Discovery, Ltd.	3,488	36,343
FirstRand, Ltd.	5,494	24,135
Gold Fields, Ltd.	1,058	3,396
Harmony Gold Mining Co., Ltd. (b)	1,172	1,505
Impala Platinum Holdings, Ltd. (b)	794	3,552
MTN Group, Ltd.	2,029	38,239
Naspers, Ltd. (Class N)	323	50,428
Sanlam, Ltd.	5,087	27,803
Sasol, Ltd.	392	14,533
Sibanye Gold, Ltd.	521	838

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Standard Bank Group, Ltd.	1,314	$17,340

		222,060

SOUTH KOREA — 1.6%
Actoz Soft Co., Ltd. (b)	311	8,364
E-Mart Co., Ltd.	24	4,970
Hana Financial Group, Inc.	273	7,110
Hyundai Heavy Industries Co., Ltd. (b)	35	3,483
Hyundai Hysco Co., Ltd.	93	4,802
Hyundai Mobis Co., Ltd.	69	13,114
Hyundai Motor Co.	153	18,654
Hyundai Steel Co.	39	2,367
JoyCity Corp. (b)	778	21,692
KB Financial Group, Inc.	373	12,339
KH Vatec Co., Ltd.	869	15,347
Kia Motors Corp.	218	8,853
Korea Electric Power Corp. ADR (a)	410	8,348
KT&G Corp.	140	11,911
LG Chem, Ltd. Preference Shares	211	35,562
LG Electronics, Inc.	113	4,782
LG Household & Health Care, Ltd.	21	14,572
Lotte Chemical Corp.	15	3,886
NAVER Corp.	38	21,599
NHN Entertainment Corp. (b)	29	1,550
POSCO ADR (a)	562	27,589
Samsung C&T Corp.	231	13,709
Samsung Electronics Co., Ltd. GDR	190	108,395
Samsung Engineering Co., Ltd. (b)	71	2,011
Samsung Fire & Marine Insurance Co., Ltd.	46	12,124
Samsung Heavy Industries Co., Ltd.	373	5,701
Samsung Securities Co., Ltd.	225	11,014
SeAH Steel Corp.	884	54,683
Shinhan Financial Group Co., Ltd.	373	13,894
SK Holdings Co., Ltd.	80	14,201
SK Hynix, Inc.	578	21,919
SK Innovation Co., Ltd. (b)	59	6,453

		514,998

SPAIN — 1.0%
Acciona SA (b)	655	49,429
Acerinox SA	1,394	19,275
ACS, Actividades de Construccion y Servicios SA	1,046	33,629
Banco Bilbao Vizcaya Argentaria SA	4,192	41,065
Banco Santander SA	9,540	66,583
Iberdrola SA	3,569	24,027
Inditex SA	996	32,355
Repsol SA	649	11,389
Telefonica SA	3,368	47,846

		325,598

SWEDEN — 1.1%
Assa Abloy AB (Class B)	1,695	31,888
Atlas Copco AB (Class B)	1,578	39,272
Nordea Bank AB	2,739	34,132
Sandvik AB	1,469	16,226
Securitas AB (Class B)	2,283	30,156
Skandinaviska Enskilda Banken AB (Class A)	3,455	44,137
Skanska AB (Class B)	1,498	30,330
SKF AB (Class B)	1,066	24,294
Svenska Handelsbanken AB (Class A)	1,401	20,430
Tele2 AB (Class B)	942	10,944
Telefonaktiebolaget LM Ericsson (Class B)	2,796	28,946
TeliaSonera AB	2,409	14,171
Volvo AB (Class A)	2,305	28,557

		353,483

SWITZERLAND — 3.3%
ABB, Ltd.	2,081	43,600
ACE, Ltd.	516	52,467
Adecco SA	402	32,649
Cie Financiere Richemont SA	565	45,977
Credit Suisse Group AG	1,225	33,687
Geberit AG	164	54,699
Givaudan SA	20	34,626
Holcim, Ltd.	367	27,096
Kuehne + Nagel International AG	193	25,629
Nestle SA	1,995	144,093
Novartis AG	1,359	134,002
Roche Holding AG	506	141,856
Santhera Pharmaceutical Holding AG (b)	300	28,891
SGS SA	20	36,509
Swatch Group AG	60	23,376
Swiss Re AG	487	43,122
Syngenta AG	50	20,331
TE Connectivity, Ltd.	1,028	66,100
Transocean, Ltd. (a)	367	5,938
UBS Group AG	2,828	60,007
Zurich Insurance Group AG	99	30,149

		1,084,804

TAIWAN — 1.3%
Advanced Semiconductor Engineering Inc, ADR	5,943	39,224
AU Optronics Corp. ADR (a)	10,107	45,077
Chunghwa Telecom Co., Ltd. ADR (a)	1,354	43,220
Hon Hai Precision Industry Co., Ltd. GDR	9,241	63,208
Siliconware Precision Industries Co., Ltd. ADR (a)	8,502	63,340
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,645	128,198
United Microelectronics Corp. ADR (a)	23,284	47,732

		429,999

THAILAND — 0.1%
Bangkok Bank PCL	5,500	29,067
PTT PCL	1,000	10,629

		39,696

TURKEY — 0.2%
Akbank TAS	3,762	10,883
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	20,601	21,224
Turkiye Garanti Bankasi AS	4,352	13,581
Turkiye Is Bankasi (Class C)	9,987	21,025

		66,713

UNITED KINGDOM — 7.4%
3i Group PLC	9,125	74,122
Anglo American PLC	1,147	16,569
AstraZeneca PLC	909	57,455

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

BAE Systems PLC	4,587	$32,549
Barclays PLC	12,319	50,470
BG Group PLC	2,293	38,208
BHP Billiton PLC	96	1,886
BP PLC	8,793	58,101
British American Tobacco PLC	262	14,071
British Land Co. PLC	3,244	40,483
BT Group PLC	10,703	75,780
Burberry Group PLC	814	20,112
Capita PLC	2,765	53,835
Cobham PLC	13,627	56,364
Compass Group PLC	2,322	38,454
Diageo PLC	1,399	40,506
Experian PLC	1,912	34,851
G4S PLC	3,207	13,547
GlaxoSmithKline PLC	3,217	66,910
Glencore PLC	2,735	10,981
Hammerson PLC	5,193	50,268
HSBC Holdings PLC	12,136	108,811
Imperial Tobacco Group PLC	516	24,889
Indivior PLC (b)	459	1,623
InterContinental Hotels Group PLC	1,296	52,301
J Sainsbury PLC	3,792	15,822
Land Securities Group PLC	2,269	42,964
Liberty Global PLC (Class A) (b)	516	27,900
Liberty Global PLC (Series C) (b)	919	46,529
Lloyds Banking Group PLC	44,572	59,752
Lonmin PLC (b)	29	51
Marks & Spencer Group PLC	5,236	44,138
National Grid PLC	1,021	13,122
Next PLC	372	43,586
Noble Corp. PLC (a)	1,028	15,821
Old Mutual PLC	7,718	24,458
Paragon Offshore PLC (a)	618	674
Pearson PLC	615	11,655
Prudential PLC	2,498	60,206
Randgold Resources, Ltd.	151	10,176
Reckitt Benckiser Group PLC	412	35,560
Reed Elsevier PLC	1,602	26,076
Rio Tinto PLC	1,105	45,427
Rolls-Royce Holdings PLC	1,627	22,261
Royal Dutch Shell PLC (Class A)	198	5,563
Royal Dutch Shell PLC (Class B)	2,897	82,329
RSA Insurance Group PLC	3,632	22,688
SABMiller PLC	674	35,022
Sage Group PLC	8,750	70,526
Severn Trent PLC	1,286	42,088
Sky PLC	1,033	16,847
Smith & Nephew PLC	2,333	39,406
Smiths Group PLC	1,796	31,889
SSE PLC	850	20,533
Standard Chartered PLC	1,955	31,330
Standard Life PLC	8,649	60,394
Tesco PLC	6,082	20,331
Tullow Oil PLC	914	4,883
Unilever PLC	788	33,833
United Utilities Group PLC	2,288	32,097
Vodafone Group PLC	18,765	67,833
Whitbread PLC	1,681	130,758
Wolseley PLC	437	27,924
WPP PLC	1,771	39,718

		2,395,316

UNITED STATES — 49.8%
3M Co. (a)	516	79,619
Abbott Laboratories	1,028	50,454
AbbVie, Inc. (a)	506	33,998
Adobe Systems, Inc. (a)(b)	1,543	124,998
ADT Corp. (a)	125	4,196
Aetna, Inc. (a)	1,028	131,029
Aflac, Inc.	1,028	63,942
Agilent Technologies, Inc. (a)	1,028	39,660
Alexion Pharmaceuticals, Inc. (b)	516	93,277
Allstate Corp.	1,028	66,686
Altera Corp. (a)	516	26,419
Altria Group, Inc.	1,028	50,279
Amazon.com, Inc. (b)	316	137,172
American Capital Agency Corp.	516	9,479
American Electric Power Co., Inc. (a)	1,028	54,453
American Express Co.	1,028	79,896
American Tower Corp. (a)	516	48,138
Amgen, Inc.	879	134,944
Anadarko Petroleum Corp.	516	40,279
Annaly Capital Management, Inc. (a)	1,028	9,447
Anthem, Inc.	516	84,696
Apache Corp.	516	29,737
Apple, Inc.	3,609	452,659
Applied Materials, Inc. (a)	3,599	69,173
Archer-Daniels-Midland Co.	1,543	74,403
AT&T, Inc. (a)	3,599	127,836
Automatic Data Processing, Inc.	516	41,399
Baker Hughes, Inc.	779	48,064
Bank of America Corp.	8,753	148,976
Bank of New York Mellon Corp.	1,543	64,760
Baxter International, Inc. (a)	1,028	71,888
Becton, Dickinson and Co. (a)	516	73,091
Bed Bath & Beyond, Inc. (a)(b)	516	35,594
Berkshire Hathaway, Inc. (Class B) (b)	516	70,233
Biogen, Inc. (b)	316	127,645
Boeing Co.	516	71,580
Bristol-Myers Squibb Co.	1,543	102,671
Broadcom Corp. (Class A) (a)	1,028	52,932
C.H. Robinson Worldwide, Inc. (a)	516	32,193
California Resources Corp.	410	2,476
Cameron International Corp. (a)(b)	1,028	53,836
Capital One Financial Corp. (a)	516	45,393
Carnival Corp.	516	25,485
Caterpillar, Inc.	516	43,767
CBS Corp. (Class B)	1,023	56,776
CDK Global, Inc. (a)	170	9,177
Celgene Corp. (b)	1,031	119,323
CenturyLink, Inc. (a)	1,028	30,203
Charles Schwab Corp. (a)	2,573	84,008
Chesapeake Energy Corp. (a)	1,543	17,235
Chevron Corp.	1,243	119,912
Chubb Corp.	516	49,092
Church & Dwight Co., Inc.	1,028	83,402
Cisco Systems, Inc.	5,142	141,199
Citigroup, Inc.	2,573	142,132
Citrix Systems, Inc. (a)(b)	516	36,203
Clorox Co. (a)	516	53,674
Coach, Inc. (a)	516	17,859

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Coca-Cola Co.	2,061	$80,853
Cognizant Technology Solutions Corp. (Class A) (b)	1,031	62,984
Colgate-Palmolive Co.	1,028	67,241
Comcast Corp. (Class A) Special (a)	1,328	79,600
ConAgra Foods, Inc.	1,028	44,944
ConocoPhillips	1,028	63,129
Corning, Inc. (a)	2,061	40,664
Costco Wholesale Corp.	516	69,691
CST Brands, Inc. (a)	55	2,148
CSX Corp.	2,061	67,292
Cummins, Inc.	516	67,694
CVS Health Corp.	1,028	107,817
Danaher Corp.	1,028	87,987
Deere & Co. (a)	516	50,078
Devon Energy Corp.	516	30,697
DIRECTV (a)(b)	516	47,880
Discover Financial Services	1,028	59,233
Dollar Tree, Inc. (b)	1,028	81,202
Dow Chemical Co. (a)	1,543	78,955
Duke Energy Corp. (a)	560	39,547
E. I. du Pont de Nemours & Co. (a)	1,028	65,741
eBay, Inc. (b)	1,543	92,950
Ecolab, Inc. (a)	516	58,344
Edison International (a)	1,028	57,136
Eli Lilly & Co.	1,028	85,828
EMC Corp. (a)	2,061	54,390
Emerson Electric Co.	1,028	56,982
EOG Resources, Inc.	1,031	90,264
Equity Residential (a)	516	36,208
Estee Lauder Cos., Inc. (Class A)	516	44,717
Exelon Corp.	1,028	32,300
Express Scripts Holding Co. (a)(b)	719	63,948
Exxon Mobil Corp. (a)	2,688	223,642
Facebook, Inc. (Class A) (b)	498	42,711
Fastenal Co. (a)	516	21,765
FedEx Corp.	516	87,926
FirstEnergy Corp.	1,028	33,461
FMC Technologies, Inc. (b)	1,028	42,652
Ford Motor Co.	4,115	61,766
Franklin Resources, Inc. (a)	1,543	75,653
Freeport-McMoRan, Inc.	1,028	19,141
General Dynamics Corp.	516	73,112
General Electric Co.	7,720	205,120
General Mills, Inc.	516	28,752
General Motors Co. (a)	1,028	34,263
Gilead Sciences, Inc. (a)	1,314	153,843
Goldman Sachs Group, Inc.	516	107,736
Google, Inc. (Class A) (b)	252	136,090
Google, Inc. (Class C) (b)	252	131,169
Halliburton Co.	1,028	44,276
Halyard Health, Inc. (a)(b)	64	2,592
HCP, Inc.	1,543	56,273
Hershey Co. (a)	516	45,836
Hess Corp.	516	34,510
Hewlett-Packard Co. (a)	2,061	61,851
Home Depot, Inc. (a)	1,028	114,242
Honeywell International, Inc.	1,028	104,825
Illinois Tool Works, Inc. (a)	1,028	94,360
Ingersoll-Rand PLC (a)	1,028	69,308
Intel Corp.	4,115	125,158
International Business Machines Corp.	829	134,845
Intuit, Inc.	516	51,997
J.M. Smucker Co. (a)	516	55,940
Johnson & Johnson	1,543	150,381
Johnson Controls, Inc.	1,028	50,917
JPMorgan Chase & Co. (a)	3,088	209,243
Juniper Networks, Inc. (a)	1,028	26,697
Kellogg Co.	516	32,353
Keysight Technologies, Inc. (b)	515	16,063
Kimberly-Clark Corp.	516	54,681
Kinder Morgan, Inc. (a)	1,485	57,009
Kohl’s Corp. (a)	516	32,307
Kraft Foods Group, Inc.	84	7,152
L Brands, Inc. (a)	1,028	88,130
Las Vegas Sands Corp. (a)	516	27,126
Liberty Interactive Corp. QVC Group (Class A) (b)	1,028	28,527
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	70	2,255
Liberty Ventures, (Series A) (b)	217	8,522
Lockheed Martin Corp.	516	95,924
Lowe’s Cos., Inc.	1,543	103,335
Macy’s, Inc.	1,028	69,359
Marathon Oil Corp. (a)	1,543	40,951
Marathon Petroleum Corp.	1,032	53,984
Marsh & McLennan Cos., Inc.	1,028	58,288
Mattel, Inc. (a)	2,061	52,947
McCormick & Co., Inc. (a)	1,543	124,906
McDonald’s Corp. (a)	516	49,056
McKesson Corp.	516	116,002
Mead Johnson Nutrition Co.	516	46,554
Merck & Co., Inc.	2,061	117,333
MetLife, Inc.	1,543	86,393
Microsoft Corp.	5,660	249,889
Mondelez International, Inc. (Class A) (a)	516	21,228
Monsanto Co.	516	55,000
Morgan Stanley (a)	1,543	59,853
Mosaic Co.	516	24,175
National Oilwell Varco, Inc. (a)	516	24,912
NetApp, Inc.	516	16,285
Newmont Mining Corp.	516	12,054
News Corp. (Class A) (a)(b)	313	4,567
NextEra Energy, Inc.	516	50,583
NIKE, Inc. (Class B)	1,028	111,045
Noble Energy, Inc.	1,028	43,875
Norfolk Southern Corp.	516	45,078
Northrop Grumman Corp. (a)	729	115,641
NOW, Inc. (a)(b)	128	2,548
O’Reilly Automotive, Inc. (a)(b)	516	116,606
Occidental Petroleum Corp. (a)	1,028	79,948
Oracle Corp.	3,599	145,040
Outfront Media, Inc.	3	76
Parker-Hannifin Corp. (a)	516	60,026
PepsiCo, Inc.	1,028	95,954
Pfizer, Inc.	5,082	170,399
PG&E Corp.	516	25,336
Philip Morris International, Inc.	1,028	82,415
Phillips 66 (a)	252	20,301
Pioneer Natural Resources Co.	516	71,564
PNC Financial Services Group, Inc.	516	49,355

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

PPL Corp. (a)	1,543	$45,472
Praxair, Inc.	516	61,688
Procter & Gamble Co.	1,028	80,431
ProLogis, Inc.	1,543	57,245
Prudential Financial, Inc.	1,028	89,971
Public Service Enterprise Group, Inc.	1,028	40,380
Public Storage	516	95,135
QUALCOMM, Inc.	1,543	96,638
Range Resources Corp. (a)	516	25,480
Raytheon Co. (a)	516	49,371
Retail Opportunity Investments Corp.	5,233	81,739
Ross Stores, Inc.	1,032	50,166
Salesforce.com, Inc. (b)	913	63,572
SanDisk Corp. (a)	516	30,042
Schlumberger, Ltd.	728	62,746
Seventy Seven Energy, Inc. (a)(b)	196	841
Simon Property Group, Inc.	516	89,278
Southern Co. (a)	516	21,620
Southwestern Energy Co. (a)(b)	516	11,729
Spectra Energy Corp.	1,028	33,513
St. Jude Medical, Inc.	1,028	75,116
Starbucks Corp. (a)	2,055	110,179
State Street Corp. (f)	516	39,732
Sysco Corp.	1,028	37,111
Talen Energy Corp. (a)(b)	192	3,295
Target Corp.	516	42,121
Texas Instruments, Inc. (a)	1,543	79,480
Thermo Fisher Scientific, Inc.	1,028	133,393
Time Warner Cable, Inc.	516	91,936
Time Warner, Inc.	829	72,463
Time, Inc.	128	2,945
TJX Cos., Inc.	1,028	68,023
Travelers Cos., Inc.	516	49,877
Twenty-First Century Fox, Inc. (Class A)	2,573	83,738
Tyson Foods, Inc. (Class A) (a)	2,061	87,860
U.S. Bancorp	1,543	66,966
Union Pacific Corp.	1,031	98,326
United Financial Bancorp, Inc.	8,236	110,774
United Parcel Service, Inc. (Class B)	516	50,006
United Technologies Corp.	516	57,240
UnitedHealth Group, Inc.	1,028	125,416
Valero Energy Corp.	1,028	64,353
Vector Group, Ltd. (a)	5,353	125,581
Verizon Communications, Inc. (a)	1,743	81,241
Viacom, Inc. (Class B) (a)	516	33,354
Visa, Inc. (Class A) (a)	2,065	138,665
Wal-Mart Stores, Inc.	1,028	72,916
Walgreens Boots Alliance, Inc.	1,028	86,804
Walt Disney Co. (a)	1,543	176,118
Waste Management, Inc.	1,028	47,648
Wells Fargo & Co.	4,115	231,428
Western Digital Corp. (a)	516	40,465
Whole Foods Market, Inc. (a)	1,028	40,544
Williams Cos., Inc.	1,543	88,553
WP GLIMCHER, Inc.	256	3,464
Yahoo!, Inc. (a)(b)	1,543	60,624
Yum! Brands, Inc.	516	46,481
Zoetis, Inc.	59	2,845

		16,106,592

TOTAL COMMON STOCKS —
(Cost $33,603,783)		32,197,680

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Acerinox SA (expiring 7/1/15) (b)	1,394	620
Repsol SA (expiring 7/3/15) (a)(b)	649	336

TOTAL RIGHTS —
(Cost $1,056)		956

SHORT TERM INVESTMENTS — 17.5%
UNITED STATES — 17.5%
MONEY MARKET FUNDS — 17.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	5,029,459	5,029,459
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (h)(i)	622,501	622,501

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,651,960)		5,651,960

TOTAL INVESTMENTS — 117.0%
(Cost $39,256,799)		37,850,596
OTHER ASSETS & LIABILITIES — (17.0)%		(5,491,262)

NET ASSETS — 100.0%		$32,359,334

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	9.0%
Oil, Gas & Consumable Fuels	6.5
Pharmaceuticals	5.8
Insurance	4.7
Media	3.5
Chemicals	2.9
Technology Hardware, Storage & Peripherals	2.8
Real Estate Investment Trusts	2.6
Software	2.6
Semiconductors & Semiconductor Equipment	2.4
Aerospace & Defense	2.3
Capital Markets	2.2
Food Products	2.2
Diversified Telecommunication Services	2.2
Biotechnology	2.2
Food & Staples Retailing	2.2
Specialty Retail	2.1
Machinery	2.0
Industrial Conglomerates	2.0
Metals & Mining	1.8
Internet Software & Services	1.8
Health Care Providers & Services	1.8
IT Services	1.8
Hotels, Restaurants & Leisure	1.7
Health Care Equipment & Supplies	1.7
Automobiles	1.6
Electric Utilities	1.6
Beverages	1.3
Household Products	1.3
Electronic Equipment, Instruments & Components	1.2
Wireless Telecommunication Services	1.2
Real Estate Management & Development	1.2
Multiline Retail	1.1
Road & Rail	1.1
Tobacco	1.1
Energy Equipment & Services	1.0
Communications Equipment	1.0
Textiles, Apparel & Luxury Goods	1.0
Diversified Financial Services	1.0
Electrical Equipment	0.9
Air Freight & Logistics	0.7
Trading Companies & Distributors	0.7
Construction & Engineering	0.7
Commercial Services & Supplies	0.6
Consumer Finance	0.6
Auto Components	0.6
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.5
Professional Services	0.5
Multi-Utilities	0.4
Personal Products	0.4
Building Products	0.4
Leisure Products	0.4
Marine	0.4
Thrifts & Mortgage Finance	0.3
Construction Materials	0.3
Household Durables	0.2
Transportation Infrastructure	0.2
Water Utilities	0.2
Independent Power and Renewable Electricity Producers	0.1
Paper & Forest Products	0.1
Airlines	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Short Term Investments	17.5
Other Assets & Liabilities	(17.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 2.4%
AMP, Ltd.	6,274	$29,030
APA Group	12,101	76,639
ASX, Ltd.	648	19,872
Aurizon Holdings, Ltd.	1,467	5,784
Australia & New Zealand Banking Group, Ltd.	7,143	176,782
Brambles, Ltd.	5,427	44,215
Caltex Australia, Ltd.	2,856	69,915
Coca-Cola Amatil, Ltd.	1,923	13,524
Commonwealth Bank of Australia	4,204	275,072
Computershare, Ltd.	876	7,884
Crown Resorts, Ltd.	2,772	25,993
CSL, Ltd.	1,176	78,158
Dexus Property Group	4,670	26,202
Fortescue Metals Group, Ltd.	3,848	5,649
Goodman Group	9,247	44,562
GPT Group	7,978	26,245
Harvey Norman Holdings, Ltd.	1,832	6,350
Iluka Resources, Ltd.	8,594	50,729
Insurance Australia Group, Ltd.	5,762	24,712
Lend Lease Group	1,645	19,003
Macquarie Group, Ltd.	852	53,305
Mirvac Group	17,680	25,139
National Australia Bank, Ltd.	6,742	172,609
Newcrest Mining, Ltd. (a)	756	7,565
QBE Insurance Group, Ltd.	3,531	37,099
Ramsay Health Care, Ltd.	132	6,236
Scentre Group	17,163	49,468
Seek, Ltd.	924	9,985
Sonic Healthcare, Ltd.	708	11,629
Stockland	11,191	35,266
Suncorp Group, Ltd.	2,904	29,976
Sydney Airport	9,858	37,733
Tabcorp Holdings, Ltd.	4,432	15,499
Tatts Group, Ltd.	8,523	24,369
Telstra Corp., Ltd.	18,243	86,092
Transurban Group	9,322	66,634
Treasury Wine Estates, Ltd.	2,219	8,511
Wesfarmers, Ltd.	2,537	76,106
Westfield Corp.	8,114	56,876
Westpac Banking Corp.	7,922	195,757
Woolworths, Ltd.	3,815	79,052
WorleyParsons, Ltd.	3,011	24,091

		2,135,317

AUSTRIA — 0.0% (b)
Andritz AG	120	6,639
Erste Group Bank AG (a)	443	12,574
Raiffeisen Bank International AG (a)	720	10,469

		29,682

BELGIUM — 0.4%
Ageas	648	24,949
Anheuser-Busch InBev NV	2,183	261,472
Colruyt SA	540	24,166
KBC Groep NV	519	34,662
Proximus	312	11,009
UCB SA	240	17,218
Umicore SA	144	6,824

		380,300

BERMUDA — 0.0% (b)
Marvell Technology Group, Ltd.	2,368	31,222

BRAZIL — 1.0%
AES Tiete SA Preference Shares	4,743	26,720
Ambev SA	13,272	81,604
Banco Bradesco SA	1,425	12,835
Banco Bradesco SA Preference Shares	5,691	52,213
Banco do Brasil SA	2,369	18,516
BB Seguridade Participacoes SA	1,188	13,041
BM&FBovespa SA	3,555	13,413
BRF SA	1,188	25,118
CCR SA	3,555	17,063
Cia Energetica de Minas Gerais Preference Shares	5,931	22,644
Cielo SA	1,425	20,102
Companhia Energetica de Sao Paulo Preference Shares (Class B)	4,743	29,942
Companhia Paranaense de Energia Preference Shares	1,188	13,366
Cosan SA Industria e Comercio	4,743	38,400
CPFL Energia SA	6,120	37,925
EcoRodovias Infraestrutura e Logistica SA	1,188	2,964
EDP — Energias do Brasil SA	5,931	21,976
Embraer SA	1,188	9,048
Estacio Participacoes SA	1,188	6,884
Itau Unibanco Holding SA Preference Share	5,931	65,336
Itausa — Investimentos Itau SA Preference Shares	3,939	11,298
Klabin SA	1,212	7,448
Kroton Educacional SA	3,555	13,607
Souza Cruz SA	1,188	9,343
Telefonica Brasil SA Preference Shares	1,540	21,595
Tim Participacoes SA	1,483	4,889
Ultrapar Participacoes SA	10,677	225,817
Vale SA Preference Shares	8,301	41,633

		864,740

BRITISH VIRGIN ISLANDS — 0.0% (b)
Michael Kors Holdings, Ltd. (a)	519	21,845

CANADA — 3.4%
Agnico-Eagle Mines, Ltd.	1,188	33,743
Alimentation Couche-Tard, Inc. (Class B)	1,188	50,843
AltaGas, Ltd.	2,368	72,152
ARC Resources, Ltd.	681	11,673
Bank of Montreal	1,188	70,426
Bank of Nova Scotia	2,864	147,897
BCE, Inc.	588	24,990
BlackBerry, Ltd. (a)	732	5,986
Bombardier, Inc. (Class B)	2,368	4,268
Brookfield Asset Management, Inc. (Class A)	1,782	62,290
Cameco Corp.	6,374	91,236
Canadian Imperial Bank of Commerce	588	43,363
Canadian National Railway Co.	1,632	94,198
Canadian Pacific Railway, Ltd.	324	51,910
Catamaran Corp. (a)	228	13,940
Crescent Point Energy Corp.	912	18,723

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Eldorado Gold Corp.	3,555	$14,750
Enbridge, Inc.	5,131	240,059
First Quantum Minerals, Ltd.	5,927	77,526
Fortis, Inc.	3,961	111,299
Franco-Nevada Corp.	1,188	56,686
Goldcorp, Inc.	4,742	76,992
Inter Pipeline, Ltd.	6,019	138,368
Keyera Corp.	1,464	48,900
Loblaw Cos., Ltd.	396	20,009
Magna International, Inc.	552	30,995
Manulife Financial Corp.	3,555	66,091
Pembina Pipeline Corp.	3,555	114,955
PrairieSky Royalty, Ltd.	4,756	120,038
Restaurant Brands International, Inc.	151	5,790
Rogers Communications, Inc. (Class B)	1,188	42,155
Royal Bank of Canada	3,131	191,554
Silver Wheaton Corp.	4,260	73,875
SNC-Lavalin Group, Inc.	563	18,922
Sun Life Financial, Inc.	1,188	39,681
Toronto-Dominion Bank	3,959	168,197
TransCanada Corp.	5,259	213,823
Valeant Pharmaceuticals International, Inc. (a)	744	165,117
Veresen, Inc.	6,839	92,523
Vermilion Energy, Inc.	2,368	102,330
Yamana Gold, Inc.	4,742	14,282

		3,042,555

CHILE — 0.1%
Aguas Andinas SA Class A	112,426	63,945
Banco Santander Chile	202,278	10,219
Cencosud SA	3,771	9,070
Cia Cervecerias Unidas SA	567	6,015
Empresa Nacional de Telecomunicaciones SA	591	6,541
SACI Falabella	3,099	21,644
Sociedad Quimica y Minera de Chile SA Preference Shares	372	6,018

		123,452

CHINA — 1.8%
Agricultural Bank of China, Ltd. (Class H)	108,000	58,092
Bank of China, Ltd. (Class H)	288,000	187,231
Bank of Communications Co., Ltd. (Class H)	48,000	50,027
China Cinda Asset Management Co., Ltd. (Class H) (a)	12,000	6,687
China CITIC Bank Corp., Ltd. (Class H) (a)	48,000	38,264
China Communications Construction Co., Ltd. (Class H)	12,000	17,955
China Construction Bank Corp. (Class H)	240,000	219,179
China Everbright Bank Co., Ltd. (Class H)	12,000	7,198
China Life Insurance Co., Ltd. (Class H)	24,000	104,482
China Merchants Bank Co., Ltd. (Class H)	18,000	52,473
China Minsheng Banking Corp., Ltd. (Class H)	24,000	31,453
China Oilfield Services, Ltd. (Class H)	24,000	38,264
China Pacific Insurance Group Co., Ltd. (Class H)	4,800	23,032
China Telecom Corp., Ltd. (Class H)	48,000	28,171
Chongqing Changan Automobile Co., Ltd. (Class B)	2,400	6,139
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	12,000	9,612
CITIC Securities Co., Ltd. (Class H)	6,000	21,632
Country Garden Holdings Co., Ltd.	12,000	5,278
Great Wall Motor Co., Ltd. (Class H) (c)	6,000	29,410
Haitong Securities Co., Ltd. (Class H)	4,800	12,693
Industrial & Commercial Bank of China, Ltd. (Class H)	240,000	190,698
Jiangsu Expressway Co., Ltd. (Class H)	24,000	31,515
Ping An Insurance Group Co. of China, Ltd. (Class H)	6,000	81,031
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	2,400	6,687
Sinopec Engineering Group Co., Ltd. (Class H)	6,000	5,557
Sinopharm Group Co., Ltd. (Class H)	4,800	21,330
Tencent Holdings, Ltd.	12,000	239,457
Want Want China Holdings, Ltd.	12,000	12,693
Zhejiang Expressway Co., Ltd. (Class H)	24,000	33,310

		1,569,550

COLOMBIA — 0.1%
Almacenes Exito SA	1,503	13,136
Bancolombia SA Preference Shares	936	10,046
Interconexion Electrica SA ESP	18,516	52,351

		75,533

DENMARK — 0.6%
Carlsberg A/S (Class B)	431	39,107
Coloplast A/S (Class B)	264	17,314
Danske Bank A/S	1,980	58,199
Novo Nordisk A/S (Class B)	4,610	251,043
Novozymes A/S (Class B)	1,271	60,386
Pandora A/S	300	32,217
TDC A/S	2,368	17,355
Vestas Wind Systems A/S	624	31,129

		506,750

EGYPT — 0.0% (b)
Commercial International Bank Egypt SAE	852	6,303

FINLAND — 0.3%
Elisa Oyj	600	19,006
Kone Oyj (Class B)	1,503	60,957
Metso Oyj	396	10,872
Nokia Oyj	9,566	64,910
Nokian Renkaat Oyj	348	10,899
Orion Oyj (Class B)	288	10,069
Sampo Oyj (Class A)	1,716	80,781
Wartsila Oyj Abp	780	36,519

		294,013

FRANCE — 3.1%
Aeroports de Paris	252	28,457
Alcatel-Lucent (a)	3,399	12,376
Alstom SA (a)	636	18,035
Atos SE	230	17,165
AXA SA	6,482	163,439
BNP Paribas SA	3,119	188,182
Bollore SA	5,996	31,901
Bureau Veritas SA	612	14,088

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Cap Gemini SA	372	$32,897
Carrefour SA	852	27,264
Christian Dior SE	240	46,823
CNP Assurances	1,800	30,043
Credit Agricole SA	3,770	56,035
Danone SA	1,687	109,001
Dassault Systemes	205	14,897
Edenred	529	13,064
Essilor International SA	519	61,875
Eutelsat Communications SA	252	8,129
Fonciere Des Regions	178	15,117
Gecina SA	120	14,781
Groupe Eurotunnel SE	1,152	16,673
ICADE	252	17,987
Iliad SA	48	10,635
Kering	252	44,967
Klepierre	623	27,400
L’Oreal SA	792	141,191
Lagardere SCA	240	6,995
Legrand SA	960	53,867
LVMH Moet Hennessy Louis Vuitton SE	804	140,778
Natixis SA	1,872	13,464
Orange SA	5,063	77,905
Pernod Ricard SA	840	96,962
Peugeot SA (a)	768	15,783
Publicis Groupe SA	624	46,110
Remy Cointreau SA	108	7,780
Renault SA	648	67,449
Rexel SA	1,584	25,520
Safran SA	984	66,649
Sanofi	3,023	297,212
Schneider Electric SE	1,848	127,516
SCOR SE	1,056	37,233
Societe BIC SA	72	11,472
Societe Generale SA	2,356	109,911
Sodexo SA	396	37,583
Technip SA	772	47,756
Thales SA	696	42,000
Unibail-Rodamco SE	276	69,715
Valeo SA	72	11,339
Vinci SA	1,443	83,412
Vivendi SA	3,543	89,315
Zodiac Aerospace	780	25,377

		2,771,525

GERMANY — 3.1%
adidas AG	648	49,566
Allianz SE	1,443	224,608
BASF SE	1,962	172,305
Bayer AG	1,872	261,870
Bayerische Motoren Werke AG	996	108,955
Bayerische Motoren Werke AG Preference Shares	576	48,730
Beiersdorf AG	372	31,144
Brenntag AG	600	34,382
Commerzbank AG (a)	2,463	31,463
Continental AG	192	45,406
Daimler AG	2,602	236,687
Deutsche Bank AG	4,311	129,449
Deutsche Boerse AG	495	40,951
Deutsche Post AG	1,812	52,906
Deutsche Telekom AG	7,598	130,795
Deutsche Wohnen AG	891	20,406
Fraport AG Frankfurt Airport Services Worldwide	336	21,092
Fresenius Medical Care AG & Co. KGaA	443	36,546
Fresenius SE & Co. KGaA	648	41,551
GEA Group AG	420	18,723
Hannover Rueck SE	154	14,892
Henkel AG & Co. KGaA	396	37,720
Henkel AG & Co. KGaA Preference Shares	507	56,829
Hugo Boss AG	84	9,383
Infineon Technologies AG	3,983	49,393
MAN SE	48	4,941
Merck KGaA	360	35,851
Muenchener Rueckversicherungs- Gesellschaft AG	660	116,924
Porsche Automobil Holding SE Preference Shares	912	76,791
ProSiebenSat.1 Media AG	455	22,458
SAP SE	2,475	172,629
Siemens AG	2,356	237,174
Symrise AG	840	52,103
Telefonica Deutschland Holding AG	3,251	18,727
Volkswagen AG	48	11,100
Volkswagen AG Preference Shares	449	104,057

		2,758,507

GREECE — 0.0% (b)
Eurobank Ergasias SA (a)	19,974	2,629
FF Group	192	4,317
Hellenic Telecommunications Organization SA	555	4,228
JUMBO SA	495	3,412
National Bank of Greece SA (a)	3,579	3,926
OPAP SA	531	3,853
Piraeus Bank SA (a)	4,566	1,669

		24,034

HONG KONG — 2.1%
AIA Group, Ltd.	24,000	157,110
Beijing Capital International Airport Co., Ltd.	24,000	27,676
Beijing Enterprises Water Group, Ltd.	48,000	39,378
Belle International Holdings, Ltd.	12,000	13,823
BOC Hong Kong Holdings, Ltd.	6,000	24,998
Cheung Kong Infrastructure Holdings, Ltd.	12,000	93,182
China Mobile, Ltd.	18,000	230,440
China Overseas Land & Investment, Ltd.	24,000	84,669
China Unicom (Hong Kong), Ltd.	24,000	37,768
CITIC, Ltd.	12,000	21,516
CK Hutchison Holdings, Ltd.	12,000	176,303
COSCO Pacific, Ltd.	24,000	32,567
Franshion Properties China, Ltd.	24,000	8,575
GCL Poly Energy Holdings, Ltd. (a)	24,000	5,541
Guangdong Investment, Ltd.	48,000	67,240
Hanergy Thin Film Power Group, Ltd. (d)	24,000	6,052
Hang Lung Properties, Ltd.	12,000	35,679
Hong Kong & China Gas Co., Ltd.	66,000	138,427
Hong Kong Exchanges and Clearing, Ltd.	2,418	85,335
Kunlun Energy Co., Ltd.	48,000	48,851
Lenovo Group, Ltd.	24,000	33,248
Li & Fung, Ltd.	24,000	19,039

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Link REIT	6,000	$35,137
MTR Corp., Ltd.	12,000	55,878
New World Development Co., Ltd.	24,314	31,802
Sands China, Ltd.	4,800	16,160
Shimao Property Holdings, Ltd.	6,000	11,841
Sun Art Retail Group, Ltd.	6,000	5,402
Sun Hung Kai Properties, Ltd.	12,000	194,413
Swire Properties, Ltd.	4,800	15,324
Wharf Holdings, Ltd.	12,000	79,871
Wynn Macau, Ltd.	4,800	8,012
Yuexiu Property Co., Ltd.	48,000	10,464

		1,851,721

INDIA — 0.7%
Dr. Reddy’s Laboratories, Ltd. ADR	1,188	65,720
ICICI Bank, Ltd. ADR	5,930	61,791
Infosys, Ltd. ADR	12,620	200,027
Larsen & Toubro, Ltd. GDR	2,999	83,522
Mahindra & Mahindra, Ltd. GDR	2,391	48,537
State Bank of India GDR	1,212	50,116
Tata Motors, Ltd. ADR	2,498	86,106
Wipro, Ltd. ADR	4,742	56,762

		652,581

INDONESIA — 0.2%
Astra International Tbk PT	64,800	34,387
Bank Central Asia Tbk PT	18,000	18,226
Bank Mandiri Persero Tbk PT	24,000	18,091
Bank Rakyat Indonesia Persero Tbk PT	24,000	18,631
Bumi Serpong Damai Tbk PT	47,200	5,912
Charoen Pokphand Indonesia Tbk PT	18,000	3,713
Jasa Marga Persero Tbk PT	24,000	9,856
Perusahaan Gas Negara Persero Tbk PT	124,800	40,391
Telekomunikasi Indonesia Persero Tbk PT	144,000	31,646
Unilever Indonesia Tbk PT	6,000	17,776
United Tractors Tbk PT	6,000	9,169

		207,798

IRELAND — 1.3%
Accenture PLC (Class A)	1,716	166,074
Allergan PLC (a)	937	284,395
Bank of Ireland (a)	51,284	20,685
Eaton Corp. PLC	1,575	106,297
Endo International PLC (a)	384	30,585
Jazz Pharmaceuticals PLC (a)	144	25,354
Kerry Group PLC (Class A)	348	25,781
Mallinckrodt PLC (a)	276	32,491
Medtronic PLC	3,909	289,657
Pentair PLC	728	50,050
Perrigo Co. PLC	348	64,321
Seagate Technology PLC	672	31,920
Weatherford International PLC (a)	2,710	33,252

		1,160,862

ISRAEL — 0.2%
Bank Hapoalim BM	3,363	18,124
Bank Leumi Le-Israel BM (a)	5,171	21,877
Bezeq The Israeli Telecommunication Corp., Ltd.	3,767	6,421
Teva Pharmaceutical Industries, Ltd.	2,195	129,870

		176,292

ITALY — 0.8%
Assicurazioni Generali SpA	3,744	67,413
Atlantia SpA	2,523	62,295
Banca Monte dei Paschi di Siena SpA (a)	1	1
Banco Popolare SC (a)	672	11,051
Enel Green Power SpA	41,147	80,368
Intesa Sanpaolo SpA	30,486	110,462
Luxottica Group SpA	420	27,914
Mediobanca SpA	1,740	17,051
Saipem SpA (a)	876	9,248
Snam SpA	17,307	82,302
Telecom Italia SpA (a)(e)	8,762	11,110
Telecom Italia SpA (e)	37,771	38,528
Terna Rete Elettrica Nazionale SpA	24,758	109,348
UBI Banca SCpA	1,128	9,043
UniCredit SpA	10,735	72,065
UnipolSai SpA	3,687	9,128

		717,327

JAPAN — 8.0%
Alfresa Holdings Corp.	1,200	18,692
Amada Holdings Co., Ltd.	1,200	12,690
Asahi Group Holdings, Ltd.	1,200	38,173
Astellas Pharma, Inc.	6,000	85,588
Brother Industries, Ltd.	1,200	17,005
Canon, Inc.	3,600	117,166
Central Japan Railway Co.	1,200	216,778
Chugai Pharmaceutical Co., Ltd.	1,200	41,433
Dai-ichi Life Insurance Co., Ltd.	2,400	47,200
Daiichi Sankyo Co., Ltd.	1,200	22,202
Daikin Industries, Ltd.	1,200	86,387
Daiwa House Industry Co., Ltd.	2,400	55,957
Daiwa Securities Group, Inc.	12,000	89,947
Denso Corp.	1,200	59,782
Dentsu, Inc.	1,200	62,175
East Japan Railway Co.	1,200	107,972
FANUC Corp.	1,200	245,953
Fuji Heavy Industries, Ltd.	2,400	88,417
FUJIFILM Holdings Corp.	1,200	42,890
GungHo Online Entertainment, Inc.	1,200	4,668
Hino Motors, Ltd.	1,200	14,847
Hitachi Chemical Co., Ltd.	1,200	21,653
Hitachi Construction Machinery Co., Ltd.	1,200	21,026
Hitachi Metals, Ltd.	12,000	184,464
Hitachi, Ltd.	12,000	79,121
Honda Motor Co., Ltd.	4,800	155,397
Hoya Corp.	1,200	48,122
Isuzu Motors, Ltd.	1,200	15,764
ITOCHU Corp.	9,600	126,860
Japan Tobacco, Inc.	3,600	128,287
JTEKT Corp.	1,200	22,732
Kao Corp.	1,200	55,830
KDDI Corp.	3,600	86,907
Keyence Corp.	100	53,986
Kirin Holdings Co., Ltd.	1,200	16,534
Komatsu, Ltd.	3,600	72,285
Kyocera Corp.	1,200	62,400
Marubeni Corp.	15,600	89,534
Mazda Motor Corp.	1,200	23,516
Medipal Holdings Corp.	2,400	39,168
Mitsubishi Corp.	6,000	131,998
Mitsubishi Electric Corp.	12,000	155,142

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Mitsubishi Estate Co., Ltd.	3,000	$64,639
Mitsubishi Heavy Industries, Ltd.	12,000	73,031
Mitsubishi Motors Corp.	1,200	10,219
Mitsubishi UFJ Financial Group, Inc.	40,800	293,351
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	13,141
Mitsui & Co., Ltd.	4,800	65,215
Mitsui Fudosan Co., Ltd.	2,000	56,013
Mizuho Financial Group, Inc.	81,600	176,717
MS&AD Insurance Group Holdings, Inc.	2,400	74,786
Murata Manufacturing Co., Ltd.	400	69,824
NEC Corp.	9,000	27,287
Nidec Corp.	1,200	89,879
Nikon Corp.	1,200	13,886
Nippon Telegraph & Telephone Corp.	2,400	86,956
Nissan Motor Co., Ltd.	7,200	75,021
Nitto Denko Corp.	1,200	98,656
Nomura Holdings, Inc.	12,000	81,455
NTT DoCoMo, Inc.	6,000	114,935
Olympus Corp.	1,200	41,482
ORIX Corp.	4,800	71,432
Otsuka Holdings Co., Ltd.	1,200	38,281
Panasonic Corp.	4,800	65,960
Rakuten, Inc.	2,400	38,786
Resona Holdings, Inc.	8,400	45,891
Ricoh Co., Ltd.	2,400	24,909
SBI Holdings, Inc.	1,200	16,534
Secom Co., Ltd.	1,200	77,914
Sekisui House, Ltd.	2,400	38,129
Seven & i Holdings Co., Ltd.	2,400	103,167
Shin-Etsu Chemical Co., Ltd.	1,200	74,521
Shionogi & Co., Ltd.	1,200	46,533
Shiseido Co., Ltd.	1,200	27,243
Softbank Corp.	2,400	141,393
Sompo Japan Nipponkoa Holdings, Inc.	1,200	44,047
Sony Corp.	2,400	67,892
Sumitomo Corp.	8,400	97,753
Sumitomo Metal Mining Co., Ltd.	12,000	182,748
Sumitomo Mitsui Financial Group, Inc.	3,600	160,605
Sumitomo Mitsui Trust Holdings, Inc.	12,000	54,976
Suzuki Motor Corp.	1,200	40,551
T&D Holdings, Inc.	2,400	35,795
Takeda Pharmaceutical Co., Ltd.	2,400	115,935
Toho Gas Co., Ltd.	12,000	71,099
Tokio Marine Holdings, Inc.	2,400	99,911
Tokyo Gas Co., Ltd.	12,000	63,744
Tokyu Corp.	12,000	80,415
Tokyu Fudosan Holdings Corp.	1,200	9,258
Toshiba Corp.	12,000	41,286
Toyota Motor Corp.	7,200	482,667
Toyota Tsusho Corp.	1,200	32,215
Unicharm Corp.	1,200	28,533
Yahoo! Japan Corp.	3,600	14,534
Yamato Holdings Co., Ltd.	1,200	23,237

		7,151,035

LUXEMBOURG — 0.1%
Altice SA (a)	132	18,171
RTL Group SA	120	10,838
SES SA	612	20,549
Subsea 7 SA (a)	3,935	38,387
Tenaris SA	1,455	19,584

		107,529

MACAU — 0.0% (b)
MGM China Holdings, Ltd.	4,800	7,851

MALAYSIA — 0.4%
Axiata Group Bhd	6,000	10,178
Bumi Armada Bhd (a)	60,300	18,220
CIMB Group Holdings Bhd	12,108	17,554
Gamuda Bhd	9,600	11,882
Genting Bhd	10,800	23,071
Genting Malaysia Bhd	16,800	18,701
IJM Corp. Bhd	7,200	12,442
IOI Properties Group Bhd	8,750	4,290
Malayan Banking Bhd	11,085	26,853
Petronas Chemicals Group Bhd	13,200	22,111
Petronas Dagangan Bhd	4,800	26,182
Petronas Gas Bhd	12,000	67,617
PPB Group Bhd	3,600	14,427
Public Bank Bhd	3,600	17,862
SapuraKencana Petroleum Bhd	47,300	29,586

		320,976

MEXICO — 0.5%
America Movil SAB de CV (Series L)	85,329	91,144
Coca-Cola FEMSA SAB de CV (Series L)	1,188	9,448
Fibra Uno Administracion SA de CV REIT	5,003	11,896
Fomento Economico Mexicano SAB de CV	4,742	42,301
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	1,188	8,156
Grupo Financiero Banorte SAB de CV	4,742	26,063
Grupo Financiero Santander Mexico SAB de CV (Class B)	2,368	4,383
Grupo Mexico SAB de CV (Series B)	56,528	170,694
Grupo Televisa SAB	4,742	36,904
Mexichem SAB de CV	1,188	3,437
OHL Mexico SAB de CV (a)	10,334	13,528
Wal-Mart de Mexico SAB de CV	16,589	40,419

		458,373

NETHERLANDS — 1.4%
Aegon NV	8,518	62,563
Airbus Group SE	1,692	109,720
ASML Holding NV	924	95,437
Chicago Bridge & Iron Co. NV	420	21,017
CNH Industrial NV	2,415	22,011
Core Laboratories NV	264	30,107
Delta Lloyd NV	861	14,126
Gemalto NV	168	14,952
Heineken NV	660	50,057
ING Groep NV	10,034	165,574
Koninklijke Ahold NV	732	13,702
Koninklijke KPN NV	7,694	29,404
Koninklijke Philips NV	2,820	71,701
Koninklijke Vopak NV	2,040	102,886
LyondellBasell Industries NV (Class A)	495	51,242
Mylan NV (a)	1,188	80,618
Nielsen NV	1,032	46,203
OCI NV (a)	204	5,762
Randstad Holding NV	552	35,924
Reed Elsevier NV	1,515	35,913
Sensata Technologies Holding NV (a)	519	27,372

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Unilever NV	4,265	$177,513
Wolters Kluwer NV	852	25,294

		1,289,098

NEW ZEALAND — 0.0% (b)
Auckland International Airport, Ltd.	8,270	27,601

NORWAY — 0.2%
DnB ASA	3,119	51,855
Gjensidige Forsikring ASA	336	5,398
Orkla ASA	3,779	29,636
Seadrill, Ltd.	1,992	20,686
Telenor ASA	2,760	60,269

		167,844

PERU — 0.1%
Compania de Minas Buenaventura SA ADR	1,188	12,331
Credicorp, Ltd.	216	30,007

		42,338

PHILIPPINES — 0.1%
Aboitiz Power Corp.	54,000	54,491
Energy Development Corp.	45,500	7,548
International Container Terminal Services, Inc.	2,400	5,865
JG Summit Holdings, Inc.	4,720	7,505
Philippine Long Distance Telephone Co.	300	18,696
SM Investments Corp.	360	7,146
SM Prime Holdings, Inc.	22,800	10,103
Universal Robina Corp.	1,440	6,196

		117,550

POLAND — 0.1%
Bank Pekao SA	420	20,096
Bank Zachodni WBK SA (a)	96	8,711
Cyfrowy Polsat SA (a)	864	5,433
KGHM Polska Miedz SA	1,283	36,349
mBank SA (a)	48	5,266
Orange Polska SA	2,111	4,580
Powszechna Kasa Oszczednosci Bank Polski SA	3,131	25,908
Powszechny Zaklad Ubezpieczen SA	204	23,468

		129,811

PORTUGAL — 0.0% (b)
Banco Comercial Portugues SA (a)	69,158	6,010

QATAR — 0.1%
Barwa Real Estate Co.	627	9,126
Doha Bank QSC	444	6,487
Industries Qatar QSC	420	16,610
Ooredoo QSC	444	10,608
Qatar National Bank SAQ	473	25,058

		67,889

RUSSIA — 0.3%
Magnit PJSC GDR	948	52,766
MegaFon OAO GDR	1,200	16,680
Mobile Telesystems OJSC ADR	3,555	34,768
Moscow Exchange MICEX-RTS PJSC	14,448	18,023
Rostelecom OJSC ADR	948	8,816
Sberbank of Russia ADR	8,294	43,295
Surgutneftegas OAO (a)	98,800	57,987
VTB Bank OJSC GDR (a)	14,581	39,806

		272,141

SINGAPORE — 0.7%
Ascendas REIT	12,000	21,924
Avago Technologies, Ltd.	624	82,948
CapitaLand Mall Trust	12,000	19,161
DBS Group Holdings, Ltd.	12,171	187,017
Genting Singapore PLC	24,000	15,952
Global Logistic Properties, Ltd.	12,000	22,547
Oversea-Chinese Banking Corp., Ltd.	12,226	92,433
Singapore Telecommunications, Ltd.	36,000	112,559
UOL Group, Ltd.	12,240	62,904
Yangzijiang Shipbuilding Holdings, Ltd.	24,000	25,221

		642,666

SOUTH AFRICA — 0.8%
Aspen Pharmacare Holdings, Ltd.	696	20,643
Barclays Africa Group, Ltd.	780	11,759
Bidvest Group, Ltd.	696	17,670
Brait SE (a)	1,152	11,702
FirstRand, Ltd.	12,337	54,195
Foschini Group, Ltd.	648	8,489
Growthpoint Properties, Ltd. REIT	13,466	29,356
Investec, Ltd.	1,068	9,639
Kumba Iron Ore, Ltd.	2,135	26,553
Liberty Holdings, Ltd.	1,283	15,345
Mediclinic International, Ltd.	696	5,868
Mr. Price Group, Ltd.	288	5,944
MTN Group, Ltd.	4,931	92,930
Naspers, Ltd. (Class N)	984	153,627
Nedbank Group, Ltd.	876	17,451
Redefine Properties, Ltd.	15,531	13,064
Remgro, Ltd.	264	5,567
RMB Holdings, Ltd.	4,787	26,207
Sanlam, Ltd.	3,923	21,442
Shoprite Holdings, Ltd.	1,044	14,923
Spar Group, Ltd.	455	7,110
Standard Bank Group, Ltd.	4,751	62,694
Steinhoff International Holdings, Ltd.	4,682	29,698
Telkom SA SOC, Ltd.	1,044	5,516
Truworths International, Ltd.	1,116	7,880
Vodacom Group, Ltd.	1,704	19,472
Woolworths Holdings, Ltd.	2,219	18,026

		712,770

SOUTH KOREA — 1.4%
AmorePacific Corp.	120	44,968
AmorePacific Group	120	20,117
BNK Financial Group, Inc.	360	4,583
Celltrion, Inc.	189	13,216
Coway Co., Ltd.	120	9,833
Daelim Industrial Co., Ltd.	216	15,879
Daewoo Engineering & Construction Co., Ltd. (a)	948	5,252
Daewoo International Corp.	240	5,551
Daewoo Securities Co., Ltd.	591	8,080
Daum Kakao Corp.	48	5,431
Dongbu Insurance Co., Ltd.	120	6,078
Doosan Corp.	60	5,863
E-Mart Co., Ltd.	72	14,911
GS Engineering & Construction Corp. (a)	228	5,478

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Hana Financial Group, Inc.	948	$24,689
Hanwha Life Insurance Co., Ltd.	828	5,886
Hyundai Department Store Co., Ltd.	96	12,651
Hyundai Development Co.-Engineering & Construction	240	14,244
Hyundai Engineering & Construction Co., Ltd.	312	11,482
Hyundai Glovis Co., Ltd.	36	6,519
Hyundai Mobis Co., Ltd.	264	50,175
Hyundai Motor Co.	444	54,134
Hyundai Motor Co. Preference Shares (e)	144	13,555
Hyundai Motor Co. Preference Shares (e)	144	13,168
Hyundai Wia Corp.	36	3,324
Industrial Bank of Korea	828	10,726
Kangwon Land, Inc.	591	19,604
KB Financial Group, Inc.	1,080	35,727
Kia Motors Corp.	888	36,063
Korea Aerospace Industries, Ltd.	120	8,553
Korea Gas Corp.	708	27,420
Korea Zinc Co., Ltd.	72	35,179
KT&G Corp.	495	42,114
LG Household & Health Care, Ltd.	24	16,653
Lotte Shopping Co., Ltd.	24	5,046
NAVER Corp.	72	40,923
NCSoft Corp.	48	8,542
Orion Corp.	12	11,274
Paradise Co., Ltd.	240	5,175
S1 Corp.	96	6,756
Samsung C&T Corp.	519	30,802
Samsung Card Co., Ltd.	144	4,777
Samsung Electronics Co., Ltd.	276	313,746
Samsung Electronics Co., Ltd. Preference Share	60	53,413
Samsung Fire & Marine Insurance Co., Ltd.	84	22,140
Samsung Heavy Industries Co., Ltd.	360	5,503
Samsung Life Insurance Co., Ltd.	180	17,347
Samsung SDI Co., Ltd.	96	9,553
Samsung Securities Co., Ltd.	168	8,223
Shinhan Financial Group Co., Ltd.	1,188	44,253
SK C&C Co., Ltd.	48	11,898
SK Hynix, Inc.	1,308	49,602
SK Telecom Co., Ltd.	60	13,448
Woori Bank	1,308	11,492

		1,281,019

SPAIN — 1.2%
Abertis Infraestructuras SA	3,071	50,333
Amadeus IT Holding SA (Class A)	1,008	40,157
Banco Bilbao Vizcaya Argentaria SA	15,187	148,772
Banco de Sabadell SA	8,797	21,221
Banco Popular Espanol SA	3,906	18,913
Banco Santander SA	39,997	279,152
Bankia SA	9,966	12,636
CaixaBank SA	4,463	20,667
Enagas SA	2,267	61,619
Ferrovial SA	658	14,256
Grifols SA	168	6,763
Inditex SA	2,415	78,450
Mapfre SA	10,813	37,192
Red Electrica Corp. SA	1,056	84,574
Telefonica SA	11,548	164,051

		1,038,756

SWEDEN — 1.1%
Alfa Laval AB	948	16,669
Assa Abloy AB (Class B)	1,872	35,218
Atlas Copco AB (Class A)	972	27,177
Atlas Copco AB (Class B)	2,279	56,718
Autoliv, Inc.	192	22,416
Boliden AB	4,179	76,101
Electrolux AB (Series B)	228	7,139
Getinge AB (Class B)	288	6,924
Hennes & Mauritz AB (Class B)	2,231	85,825
Hexagon AB, (Class B)	264	9,558
Industrivarden AB (Class C)	420	7,906
Investor AB (Class B)	1,455	54,167
Kinnevik Investment AB (Class B)	552	17,436
Lundin Petroleum AB (a)	8,717	149,179
Nordea Bank AB	7,043	87,767
Sandvik AB	2,451	27,073
Skandinaviska Enskilda Banken AB (Class A)	2,339	29,881
SKF AB (Class B)	372	8,478
Svenska Handelsbanken AB (Class A)	1,449	21,130
Swedbank AB (Class A)	1,259	29,330
Swedish Match AB	495	14,067
Telefonaktiebolaget LM Ericsson (Class B)	7,370	76,298
TeliaSonera AB	8,282	48,719
Volvo AB (Class B)	4,883	60,556

		975,732

SWITZERLAND — 3.6%
ABB, Ltd. (a)	5,654	118,458
ACE, Ltd.	1,188	120,796
Actelion, Ltd.	168	24,592
Adecco SA	552	44,831
Baloise Holding AG	48	5,855
Cie Financiere Richemont SA	1,319	107,335
Credit Suisse Group AG (a)	4,288	117,919
EMS-Chemie Holding AG	84	35,504
Geberit AG	60	20,012
Givaudan SA	60	103,879
Julius Baer Group, Ltd.	348	19,531
Kuehne + Nagel International AG	168	22,309
Nestle SA	8,126	586,919
Novartis AG	5,750	566,971
Roche Holding AG	1,704	477,714
Schindler Holding AG	84	13,743
Sika AG	12	42,348
Sulzer AG	48	4,938
Swatch Group AG	60	23,376
Swiss Life Holding AG	156	35,739
Swiss Re AG	1,343	118,916
Swisscom AG	36	20,185
Syngenta AG	408	165,898
TE Connectivity, Ltd.	1,176	75,617
UBS Group AG (a)	9,263	196,549
Zurich Insurance Group AG	396	120,595

		3,190,529

TAIWAN — 1.3%
Advanced Semiconductor Engineering, Inc.	12,000	16,257

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Cathay Financial Holding Co., Ltd.	24,000	$41,926
China Development Financial Holding Corp.	48,000	18,201
Chunghwa Telecom Co., Ltd.	12,000	38,270
CTBC Financial Holding Co., Ltd.	48,000	37,803
E.Sun Financial Holding Co., Ltd.	12,000	8,012
Far Eastern New Century Corp.	12,000	12,718
Far EasTone Telecommunications Co., Ltd.	12,000	29,014
Formosa Petrochemical Corp.	60,000	154,013
Formosa Plastics Corp.	12,000	28,236
Fubon Financial Holding Co., Ltd.	24,000	47,760
Hon Hai Precision Industry Co., Ltd.	24,000	75,451
Inotera Memories, Inc. (a)	12,000	9,567
Inventec Corp.	12,000	8,303
MediaTek, Inc.	12,000	164,125
Mega Financial Holding Co., Ltd.	36,000	32,436
Pou Chen Corp.	12,000	17,113
Quanta Computer, Inc.	12,000	28,391
Ruentex Development Co., Ltd.	12,000	18,979
Shin Kong Financial Holding Co., Ltd.	36,000	10,991
SinoPac Financial Holdings Co., Ltd.	24,000	10,618
Taishin Financial Holding Co., Ltd.	24,000	9,995
Taiwan Mobile Co., Ltd.	12,000	40,059
Taiwan Semiconductor Manufacturing Co., Ltd.	60,000	273,218
Teco Electric & Machinery Co., Ltd.	12,000	9,315
Yuanta Financial Holding Co., Ltd.	60,000	32,475

		1,173,246

THAILAND — 0.2%
Advanced Info Service PCL NVDR	2,400	17,054
Airports of Thailand PCL NVDR	2,400	21,530
Bangkok Bank PCL NVDR	3,600	18,972
BTS Group Holdings PCL, NVDR	22,800	6,750
CP ALL PCL, NVDR	9,600	13,146
Energy Absolute PCL NVDR	54,000	37,572
Kasikornbank PCL NVDR	4,800	26,860
Krung Thai Bank PCL, NVDR	10,800	5,468
Siam Commercial Bank PCL, NVDR	4,800	22,099

		169,451

TURKEY — 0.1%
Akbank TAS	2,796	8,088
TAV Havalimanlari Holding AS	720	6,114
Turkcell Iletisim Hizmetleri AS	3,287	15,153
Turkiye Garanti Bankasi AS	3,555	11,094
Turkiye Halk Bankasi AS	1,431	6,597
Turkiye Is Bankasi (Class C)	3,351	7,055
Turkiye Vakiflar Bankasi Tao (Class D)	2,796	4,498

		58,599

UNITED ARAB EMIRATES — 0.0% (b)
Aldar Properties PJSC	5,985	4,432
DP World, Ltd.	594	12,712
Emaar Properties PJSC	6,597	14,153
First Gulf Bank PJSC	996	4,122

		35,419

UNITED KINGDOM — 7.4%
3i Group PLC	4,324	35,124
Aberdeen Asset Management PLC	2,904	18,451
Admiral Group PLC	324	7,068
Amec Foster Wheeler PLC	5,444	69,993
Antofagasta PLC	13,876	150,468
Aon PLC	612	61,004
ARM Holdings PLC	3,579	58,370
Ashtead Group PLC	1,728	29,867
Associated British Foods PLC	720	32,510
AstraZeneca PLC	3,292	208,077
Aviva PLC	12,065	93,449
Babcock International Group PLC	1,680	28,535
BAE Systems PLC	11,329	80,391
Barclays PLC	44,124	180,771
BG Group PLC	3,246	54,087
British American Tobacco PLC	5,486	294,641
British Land Co. PLC	3,328	41,531
BT Group PLC	27,007	191,218
Bunzl PLC	1,455	39,770
Burberry Group PLC	1,319	32,589
Capita PLC	2,183	42,503
Cobham PLC	6,458	26,712
Compass Group PLC	5,231	86,628
Croda International PLC	1,008	43,627
Delphi Automotive PLC	672	57,180
Diageo PLC	7,790	225,547
Direct Line Insurance Group PLC	3,618	19,108
Dixons Carphone PLC	1,596	11,383
Ensco PLC (Class A)	1,283	28,572
Experian PLC	3,779	68,882
Fresnillo PLC	1,848	20,170
GlaxoSmithKline PLC	12,613	262,337
Hammerson PLC	4,151	40,182
Hargreaves Lansdown PLC	396	7,181
HSBC Holdings PLC	51,842	464,814
ICAP PLC	1,479	12,316
IMI PLC	1,420	25,124
Imperial Tobacco Group PLC	3,227	155,653
Inmarsat PLC	672	9,675
Intertek Group PLC	507	19,535
Intu Properties PLC	4,937	23,883
Investec PLC	1,680	15,113
ITV PLC	10,830	44,846
J Sainsbury PLC	1,716	7,160
Johnson Matthey PLC	1,563	74,678
Kingfisher PLC	7,610	41,566
Land Securities Group PLC	2,595	49,137
Legal & General Group PLC	16,756	65,591
Liberty Global PLC (Class A) (a)	876	47,365
Liberty Global PLC (Series C) (a)	1,044	52,858
Lloyds Banking Group PLC	150,444	201,681
London Stock Exchange Group PLC	612	22,811
Marks & Spencer Group PLC	4,670	39,367
Meggitt PLC	4,091	30,008
Melrose Industries PLC	4,314	16,792
National Grid PLC	11,761	151,154
Next PLC	420	49,210
Old Mutual PLC	12,089	38,310
Pearson PLC	2,368	44,876
Persimmon PLC	1,319	40,969
Petrofac, Ltd.	2,640	38,426
Prudential PLC	6,854	165,193
Randgold Resources, Ltd.	823	55,462
Reckitt Benckiser Group PLC	1,800	155,358
Reed Elsevier PLC	3,675	59,820

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Rolls-Royce Holdings PLC	5,450	$74,570
Royal Bank of Scotland Group PLC (a)	6,650	36,761
Royal Dutch Shell PLC (Class A)	39	1,096
Royal Mail PLC	1,872	15,147
RSA Insurance Group PLC	2,040	12,743
SABMiller PLC	2,832	147,156
Sage Group PLC	2,892	23,310
Schroders PLC	648	32,367
Segro PLC	3,840	24,507
Severn Trent PLC	2,832	92,685
Shire PLC	1,491	119,472
Signet Jewelers, Ltd.	180	23,083
Sky PLC	3,483	56,804
Smith & Nephew PLC	2,844	48,037
Smiths Group PLC	1,848	32,813
Sports Direct International PLC (a)	936	10,577
Standard Chartered PLC	7,148	114,553
Standard Life PLC	4,761	33,245
Tesco PLC	18,700	62,510
Travis Perkins PLC	1,128	37,431
Unilever PLC	3,555	152,633
United Utilities Group PLC	7,790	109,282
Vodafone Group PLC	72,795	263,143
Weir Group PLC	912	24,340
Whitbread PLC	624	48,538
William Hill PLC	3,305	20,952
Wolseley PLC	972	62,110
WPP PLC	4,835	108,433

		6,654,975

UNITED STATES — 49.1%
3M Co.	1,539	237,468
Abbott Laboratories	4,127	202,553
AbbVie, Inc.	3,995	268,424
Activision Blizzard, Inc.	1,188	28,761
Adobe Systems, Inc. (a)	1,188	96,240
ADT Corp.	588	19,739
Advance Auto Parts, Inc.	156	24,849
Aetna, Inc.	1,188	151,423
Affiliated Managers Group, Inc. (a)	132	28,855
Aflac, Inc.	1,716	106,735
Agilent Technologies, Inc.	1,188	45,833
Akamai Technologies, Inc. (a)	384	26,811
Alexion Pharmaceuticals, Inc. (a)	455	82,250
Alleghany Corp. (a)	48	22,500
Alliance Data Systems Corp. (a)	120	35,033
Allstate Corp.	1,188	77,066
Ally Financial, Inc. (a)	1,655	37,122
Alnylam Pharmaceuticals, Inc. (a)	166	19,898
Altera Corp.	1,188	60,826
Altria Group, Inc.	5,927	289,890
Amazon.com, Inc. (a)	948	411,517
American Capital Agency Corp.	3,118	57,278
American Express Co.	2,571	199,818
American International Group, Inc.	4,342	268,422
American Realty Capital Properties, Inc.	2,356	19,154
American Tower Corp.	924	86,200
American Water Works Co., Inc.	2,736	133,052
Ameriprise Financial, Inc.	576	71,960
AmerisourceBergen Corp.	564	59,976
AMETEK, Inc.	1,188	65,079
Amgen, Inc.	1,884	289,232
Amphenol Corp. (Class A)	467	27,072
Analog Devices, Inc.	1,188	76,252
Annaly Capital Management, Inc.	4,742	43,579
Anthem, Inc.	840	137,878
Apple, Inc.	14,024	1,758,960
Applied Materials, Inc.	3,555	68,327
Ashland, Inc.	336	40,958
Assurant, Inc.	443	29,681
AT&T, Inc.	13,036	463,039
Autodesk, Inc. (a)	472	23,635
Automatic Data Processing, Inc.	1,188	95,313
AutoZone, Inc. (a)	84	56,020
AvalonBay Communities, Inc.	348	55,635
Avery Dennison Corp.	540	32,908
Avnet, Inc.	1,188	48,839
Axis Capital Holdings, Ltd.	467	24,924
B/E Aerospace, Inc.	360	19,764
Baker Hughes, Inc.	1,793	110,628
Ball Corp.	407	28,551
Bank of America Corp.	26,071	443,728
Bank of New York Mellon Corp.	3,555	149,203
Baxter International, Inc.	1,431	100,070
BB&T Corp.	1,752	70,623
Becton, Dickinson and Co.	536	75,924
Berkshire Hathaway, Inc. (Class B) (a)	2,389	325,167
Best Buy Co., Inc.	1,088	35,480
Biogen, Inc. (a)	576	232,669
BioMarin Pharmaceutical, Inc. (a)	323	44,180
BlackRock, Inc.	408	141,160
Boeing Co.	1,872	259,684
BorgWarner, Inc.	483	27,454
Boston Properties, Inc.	276	33,407
Boston Scientific Corp. (a)	3,555	62,924
Bristol-Myers Squibb Co.	4,091	272,215
Broadcom Corp. (Class A)	1,608	82,796
Brown-Forman Corp. (Class B)	519	51,993
C.R. Bard, Inc.	180	30,726
CA, Inc.	2,168	63,501
Cameron International Corp. (a)	1,188	62,216
Campbell Soup Co.	408	19,441
Capital One Financial Corp.	1,932	169,958
Cardinal Health, Inc.	1,088	91,011
CarMax, Inc. (a)	431	28,537
Caterpillar, Inc.	1,680	142,498
CBRE Group, Inc. (Class A) (a)	912	33,744
CBS Corp. (Class B)	1,188	65,934
Celanese Corp. (Series A)	888	63,829
Celgene Corp. (a)	1,944	224,989
CenturyLink, Inc.	1,188	34,903
Cerner Corp. (a)	744	51,381
Charles Schwab Corp.	2,955	96,481
Charter Communications, Inc. (Class A) (a)	132	22,605
Cheniere Energy, Inc. (a)	1,934	133,949
Chipotle Mexican Grill, Inc. (a)	72	43,559
Chubb Corp.	720	68,501
Cigna Corp.	792	128,304
Cimarex Energy Co.	216	23,827
Cincinnati Financial Corp.	505	25,341
Cisco Systems, Inc.	13,549	372,056
CIT Group, Inc.	498	23,152

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Citigroup, Inc.	7,922	$437,611
Citizens Financial Group, Inc.	1,116	30,478
Citrix Systems, Inc. (a)	384	26,941
CME Group, Inc.	828	77,054
Coach, Inc.	702	24,296
Cobalt International Energy, Inc. (a)	9,482	92,070
Coca-Cola Co.	10,669	418,545
Coca-Cola Enterprises, Inc.	1,188	51,607
Cognizant Technology Solutions Corp. (Class A) (a)	1,563	95,484
Colgate-Palmolive Co.	2,368	154,891
Comcast Corp. (Class A)	5,753	345,985
Comcast Corp. (Class A) Special	788	47,233
Comerica, Inc.	507	26,019
Computer Sciences Corp.	384	25,206
Concho Resources, Inc. (a)	406	46,227
Consolidated Edison, Inc.	888	51,397
Constellation Brands, Inc. (Class A)	624	72,396
Cooper Cos., Inc.	120	21,356
Corning, Inc.	3,555	70,140
Costco Wholesale Corp.	1,179	159,236
Crown Castle International Corp.	756	60,707
CSX Corp.	2,128	69,479
Cummins, Inc.	588	77,140
CVS Health Corp.	3,555	372,848
D.R. Horton, Inc.	1,188	32,504
Danaher Corp.	2,028	173,577
DaVita HealthCare Partners, Inc. (a)	300	23,841
Deere & Co.	827	80,260
DIRECTV (a)	1,271	117,936
Discover Financial Services	1,188	68,453
Discovery Communications, Inc. (Series A) (a)	1,188	39,513
DISH Network Corp. (Class A) (a)	495	33,516
Dollar General Corp.	660	51,308
Dollar Tree, Inc. (a)	288	22,749
Dover Corp.	636	44,634
Dr. Pepper Snapple Group, Inc.	552	40,241
E. I. du Pont de Nemours & Co.	1,860	118,947
eBay, Inc. (a)	2,832	170,600
Ecolab, Inc.	1,563	176,728
Edwards Lifesciences Corp. (a)	228	32,474
Electronic Arts, Inc. (a)	672	44,688
Eli Lilly & Co.	2,368	197,704
EMC Corp.	5,927	156,414
Emerson Electric Co.	2,368	131,258
EOG Resources, Inc.	1,188	104,009
Equifax, Inc.	431	41,846
Equinix, Inc.	84	21,336
Equity Residential	876	61,469
Essex Property Trust, Inc.	113	24,013
Estee Lauder Cos., Inc. (Class A)	744	64,475
Everest Re Group, Ltd.	276	50,235
Eversource Energy	2,368	107,531
Expedia, Inc.	252	27,556
Expeditors International of Washington, Inc.	1,188	54,773
Express Scripts Holding Co. (a)	2,076	184,639
F5 Networks, Inc. (a)	156	18,775
Facebook, Inc. (Class A) (a)	4,751	407,470
Fastenal Co.	1,188	50,110
FedEx Corp.	122	20,789
Fidelity National Information Services, Inc.	1,088	67,238
Fifth Third Bancorp	2,368	49,302
Fiserv, Inc. (a)	588	48,704
FleetCor Technologies, Inc. (a)	156	24,345
Flowserve Corp.	564	29,700
Fluor Corp.	1,188	62,976
FMC Technologies, Inc. (a)	1,620	67,214
FNF Group	300	11,097
Foot Locker, Inc.	324	21,711
Ford Motor Co.	8,294	124,493
Franklin Resources, Inc.	1,188	58,248
Freeport-McMoRan, Inc.	1,669	31,077
Frontier Communications Corp.	2,368	11,722
Gannett Co., Inc. (a)	354	4,945
Gap, Inc.	612	23,360
Garmin, Ltd.	324	14,233
General Dynamics Corp.	924	130,922
General Electric Co.	26,257	697,649
General Growth Properties, Inc.	1,188	30,484
General Mills, Inc.	1,657	92,328
General Motors Co.	3,166	105,523
Gilead Sciences, Inc.	3,555	416,219
Goldman Sachs Group, Inc.	1,188	248,043
Google, Inc. (Class A) (a)	684	369,387
Google, Inc. (Class C) (a)	722	375,796
H&R Block, Inc.	1,188	35,224
Halliburton Co.	3,555	153,114
Hanesbrands, Inc.	864	28,788
Harley-Davidson, Inc.	540	30,429
Harman International Industries, Inc.	198	23,550
Hartford Financial Services Group, Inc.	1,968	81,810
HCA Holdings, Inc. (a)	564	51,166
HCP, Inc.	1,188	43,326
Health Care REIT, Inc.	792	51,979
Helmerich & Payne, Inc.	552	38,872
Henry Schein, Inc. (a)	336	47,752
Hershey Co.	528	46,902
Hertz Global Holdings, Inc. (a)	1,188	21,527
Hewlett-Packard Co.	4,742	142,307
HollyFrontier Corp.	1,176	50,203
Hologic, Inc. (a)	502	19,106
Home Depot, Inc.	3,455	383,954
Honeywell International, Inc.	1,891	192,825
Host Hotels & Resorts, Inc.	1,188	23,558
Humana, Inc.	443	84,737
Huntington Bancshares, Inc.	1,188	13,436
IHS, Inc. (Class A) (a)	192	24,697
Illinois Tool Works, Inc.	1,179	108,220
Illumina, Inc. (a)	324	70,749
Incyte Corp. (a)	252	26,261
Ingersoll-Rand PLC	828	55,824
Intel Corp.	12,050	366,501
Intercontinental Exchange, Inc.	276	61,716
International Business Machines Corp.	2,368	385,179
International Flavors & Fragrances, Inc.	657	71,804
Interpublic Group of Cos., Inc.	1,188	22,893
Intuit, Inc.	612	61,671
Intuitive Surgical, Inc. (a)	84	40,698
Invesco, Ltd.	1,188	44,538
Iron Mountain, Inc.	156	4,836

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

J.M. Smucker Co.	431	$46,725
Jacobs Engineering Group, Inc. (a)	1,188	48,257
Johnson & Johnson	7,107	692,648
Johnson Controls, Inc.	1,188	58,842
JPMorgan Chase & Co.	9,482	642,500
Juniper Networks, Inc.	1,188	30,852
Kansas City Southern	324	29,549
Kellogg Co.	588	36,868
Keurig Green Mountain, Inc.	312	23,909
KeyCorp	2,368	35,567
Kimberly-Clark Corp.	424	44,931
Kimco Realty Corp.	1,188	26,778
Kinder Morgan, Inc.	7,901	303,319
KLA-Tencor Corp.	528	29,679
Kohl’s Corp.	396	24,794
Kraft Foods Group, Inc.	1,860	158,360
Kroger Co.	434	31,469
L Brands, Inc.	552	47,323
L-3 Communications Holdings, Inc.	300	34,014
Lam Research Corp.	483	39,292
Las Vegas Sands Corp.	1,188	62,453
Lennar Corp. (Class A)	507	25,877
Level 3 Communications, Inc. (a)	300	15,801
Liberty Interactive Corp. QVC Group (Class A) (a)	1,188	32,967
Liberty Media Corp. (Class A) (a)	472	17,011
Liberty Media Corp. (Class C) (a)	507	18,201
Lincoln National Corp.	1,188	70,353
Linear Technology Corp.	576	25,476
LinkedIn Corp. (Class A) (a)	240	49,591
LKQ Corp. (a)	534	16,151
Lockheed Martin Corp.	768	142,771
Loews Corp.	1,188	45,750
Lowe’s Cos., Inc.	2,368	158,585
M&T Bank Corp.	216	26,985
Macy’s, Inc.	804	54,246
ManpowerGroup, Inc.	540	48,265
Marathon Petroleum Corp.	1,512	79,093
Marsh & McLennan Cos., Inc.	853	48,365
Masco Corp.	1,188	31,684
Mastercard, Inc. (Class A)	2,368	221,361
Mattel, Inc.	1,188	30,520
McCormick & Co., Inc.	564	45,656
McDonald’s Corp.	2,760	262,393
McGraw Hill Financial, Inc.	588	59,065
McKesson Corp.	624	140,281
Mead Johnson Nutrition Co.	552	49,801
Merck & Co., Inc.	7,107	404,602
MetLife, Inc.	3,555	199,044
Micron Technology, Inc. (a)	2,368	44,613
Microsoft Corp.	18,963	837,216
Molson Coors Brewing Co. (Class B)	408	28,482
Mondelez International, Inc. (Class A)	4,575	188,216
Monsanto Co.	1,836	195,699
Monster Beverage Corp. (a)	384	51,464
Moody’s Corp.	336	36,275
Morgan Stanley	4,342	168,426
Mosaic Co.	132	6,184
Motorola Solutions, Inc.	483	27,695
NASDAQ OMX Group, Inc.	431	21,037
National Oilwell Varco, Inc.	2,368	114,327
Navient Corp.	1,089	19,831
NetApp, Inc.	1,188	37,493
Netflix, Inc. (a)	132	86,716
News Corp. (Class A) (a)	1,224	17,858
NIKE, Inc. (Class B)	1,824	197,029
Norfolk Southern Corp.	495	43,243
Northern Trust Corp.	600	45,876
Northrop Grumman Corp.	544	86,295
Nuance Communications, Inc. (a)	1,188	20,802
NVIDIA Corp.	2,368	47,620
O’Reilly Automotive, Inc. (a)	252	56,947
Oceaneering International, Inc.	588	27,395
Omnicom Group, Inc.	708	49,199
ONEOK, Inc.	2,646	104,464
Oracle Corp.	9,482	382,125
PACCAR, Inc.	1,188	75,806
Packaging Corp. of America	396	24,746
Palo Alto Networks, Inc. (a)	96	16,771
Parker-Hannifin Corp.	483	56,187
PartnerRe, Ltd.	264	33,924
Paychex, Inc.	612	28,691
Pepco Holdings, Inc.	1,188	32,005
PepsiCo, Inc.	4,055	378,494
Pfizer, Inc.	15,516	520,252
PG&E Corp.	1,720	84,452
Philip Morris International, Inc.	4,359	349,461
Phillips 66	685	55,184
Pioneer Natural Resources Co.	824	114,281
PNC Financial Services Group, Inc.	1,596	152,657
Polaris Industries, Inc.	132	19,551
PPG Industries, Inc.	1,224	140,417
Precision Castparts Corp.	443	88,542
Priceline Group, Inc. (a)	132	151,981
Principal Financial Group, Inc.	839	43,032
Procter & Gamble Co.	7,107	556,052
Progressive Corp.	1,188	33,062
ProLogis, Inc.	1,431	53,090
Prudential Financial, Inc.	1,608	140,732
Public Storage	396	73,011
Pulte Group, Inc.	1,188	23,938
PVH Corp.	240	27,648
Qorvo, Inc. (a)	354	28,416
QUALCOMM, Inc.	4,542	284,465
Quanta Services, Inc. (a)	1,188	34,238
Quest Diagnostics, Inc.	360	26,107
Ralph Lauren Corp.	204	27,001
Raymond James Financial, Inc.	324	19,304
Raytheon Co.	988	94,532
Realogy Holdings Corp. (a)	431	20,136
Realty Income Corp.	455	20,197
Red Hat, Inc. (a)	336	25,512
Regeneron Pharmaceuticals, Inc. (a)	180	91,823
Regions Financial Corp.	4,742	49,127
Reynolds American, Inc.	1,533	114,454
Robert Half International, Inc.	396	21,978
Rockwell Automation, Inc.	588	73,288
Rockwell Collins, Inc.	495	45,713
Roper Technologies, Inc.	348	60,016
Ross Stores, Inc.	1,014	49,291
Salesforce.com, Inc. (a)	1,497	104,236
SanDisk Corp.	624	36,329

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SBA Communications Corp. (Class A) (a)	180	$20,695
Schlumberger, Ltd.	4,642	400,094
Sealed Air Corp.	788	40,487
Sempra Energy	332	32,848
ServiceNow, Inc. (a)	192	14,268
Sherwin-Williams Co.	467	128,434
Sigma-Aldrich Corp.	948	132,104
Simon Property Group, Inc.	768	132,879
Sirius XM Holdings, Inc. (a)	5,123	19,109
Skyworks Solutions, Inc.	455	47,366
SL Green Realty Corp.	180	19,780
Snap-On, Inc.	240	38,220
Spectra Energy Corp.	7,823	255,030
Splunk, Inc. (a)	331	23,044
Sprint Corp. (a)	1,307	5,960
St. Jude Medical, Inc.	1,088	79,500
Stanley Black & Decker, Inc.	636	66,933
Staples, Inc.	2,368	36,254
Starbucks Corp.	4,080	218,749
State Street Corp. (f)	1,188	91,476
Stryker Corp.	1,188	113,537
SunTrust Banks, Inc.	1,188	51,108
Symantec Corp.	2,368	55,056
Synopsys, Inc. (a)	528	26,743
Sysco Corp.	2,268	81,875
T-Mobile US, Inc. (a)	588	22,797
T. Rowe Price Group, Inc.	768	59,697
Target Corp.	1,188	96,976
TD Ameritrade Holding Corp.	1,088	40,060
TEGNA, Inc.	707	22,674
Tesla Motors, Inc. (a)	204	54,725
Tesoro Corp.	237	20,005
Texas Instruments, Inc.	2,368	121,976
Textron, Inc.	1,088	48,557
Thermo Fisher Scientific, Inc.	1,188	154,155
Tiffany & Co.	384	35,251
Time Warner Cable, Inc.	720	128,282
Time Warner, Inc.	2,368	206,987
TJX Cos., Inc.	1,860	123,076
Toll Brothers, Inc. (a)	988	37,732
Towers Watson & Co. (Class A)	240	30,192
Tractor Supply Co.	300	26,982
TransDigm Group, Inc. (a)	132	29,656
Travelers Cos., Inc.	1,188	114,832
Trimble Navigation, Ltd. (a)	1,188	27,870
TripAdvisor, Inc. (a)	276	24,051
Twenty-First Century Fox, Inc. (Class A)	2,676	87,090
Twenty-First Century Fox, Inc. (Class B)	2,207	71,110
Twitter, Inc. (a)	816	29,556
U.S. Bancorp	4,742	205,803
Under Armour, Inc. (Class A) (a)	360	30,038
Union Pacific Corp.	2,088	199,133
United Parcel Service, Inc. (Class B)	1,367	132,476
United Rentals, Inc. (a)	324	28,389
United Technologies Corp.	2,477	274,774
UnitedHealth Group, Inc.	2,595	316,590
Unum Group	1,188	42,471
V.F. Corp.	876	61,092
Valero Energy Corp.	798	49,955
Vantiv, Inc. (Class A) (a)	192	7,332
Varian Medical Systems, Inc. (a)	252	21,251
Ventas, Inc.	648	40,234
Verisk Analytics, Inc. (a)	372	27,067
Verizon Communications, Inc.	10,669	497,282
Vertex Pharmaceuticals, Inc. (a)	519	64,086
Viacom, Inc. (Class B)	1,188	76,792
Visa, Inc. (Class A)	5,132	344,614
VMware, Inc. (Class A) (a)	216	18,520
Vornado Realty Trust	273	25,916
Voya Financial, Inc.	1,078	50,095
W.W. Grainger, Inc.	228	53,956
Wabtec Corp.	396	37,319
Wal-Mart Stores, Inc.	4,276	303,297
Walgreens Boots Alliance, Inc.	2,368	199,954
Walt Disney Co.	4,042	461,354
Waters Corp. (a)	204	26,190
Wells Fargo & Co.	12,541	705,306
Western Digital Corp.	624	48,934
Western Union Co.	1,188	24,152
Whirlpool Corp.	144	24,919
Whole Foods Market, Inc.	1,188	46,855
Williams Cos., Inc.	4,351	249,704
Workday, Inc. (Class A) (a)	156	11,917
Wyndham Worldwide Corp.	240	19,658
Wynn Resorts, Ltd.	204	20,129
Xerox Corp.	3,555	37,825
Xilinx, Inc.	1,188	52,462
XL Group PLC	1,188	44,194
Xylem, Inc.	648	24,021
Yahoo!, Inc. (a)	2,368	93,039
Yum! Brands, Inc.	900	81,072
Zimmer Biomet Holdings, Inc.	552	60,295
Zoetis, Inc.	984	47,448

		44,117,061

TOTAL COMMON STOCKS —
(Cost $88,224,926)		89,618,178

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Abertis Infraestructuras SA (expiring 7/3/15) (a) (Cost $2,961)	3,071	2,516

SHORT TERM INVESTMENT — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h) (Cost $891,542)	891,542	891,542

TOTAL INVESTMENTS — 100.8%
(Cost $89,119,429)		90,512,236
OTHER ASSETS & LIABILITIES — (0.8)%		(740,069)

NET ASSETS — 100.0%		$89,772,167

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	11.3%
Pharmaceuticals	6.9
Insurance	5.0
Oil, Gas & Consumable Fuels	4.9
Technology Hardware, Storage & Peripherals	3.2
Media	3.1
Diversified Telecommunication Services	2.6
Chemicals	2.6
Beverages	2.6
Automobiles	2.4
Capital Markets	2.3
Semiconductors & Semiconductor Equipment	2.3
Software	2.1
Aerospace & Defense	2.1
Internet Software & Services	2.1
IT Services	2.0
Machinery	2.0
Food & Staples Retailing	2.0
Industrial Conglomerates	2.0
Real Estate Investment Trusts	1.9
Health Care Providers & Services	1.9
Biotechnology	1.9
Metals & Mining	1.8
Food Products	1.7
Energy Equipment & Services	1.6
Tobacco	1.5
Health Care Equipment & Supplies	1.5
Specialty Retail	1.4
Wireless Telecommunication Services	1.4
Diversified Financial Services	1.3
Household Products	1.2
Hotels, Restaurants & Leisure	1.1
Electrical Equipment	1.1
Road & Rail	1.1
Real Estate Management & Development	1.0
Textiles, Apparel & Luxury Goods	0.9
Trading Companies & Distributors	0.9
Communications Equipment	0.9
Personal Products	0.9
Gas Utilities	0.9
Internet & Catalog Retail	0.8
Electronic Equipment, Instruments & Components	0.8
Electric Utilities	0.7
Water Utilities	0.7
Professional Services	0.7
Transportation Infrastructure	0.5
Consumer Finance	0.5
Auto Components	0.5
Construction & Engineering	0.4
Household Durables	0.4
Multiline Retail	0.4
Air Freight & Logistics	0.4
Multi-Utilities	0.4
Life Sciences Tools & Services	0.4
Independent Power and Renewable Electricity Producers	0.3
Commercial Services & Supplies	0.2
Building Products	0.2
Health Care Technology	0.1
Containers & Packaging	0.0	**
Diversified Consumer Services	0.0	**
Leisure Products	0.0	**
Marine	0.0	**
Distributors	0.0	**
Short Term Investment	1.0
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
BRAZIL — 8.2%
Ambev SA ADR	15,061	$91,872
Banco Bradesco SA Preference Shares ADR	8,060	73,830
BRF — Brasil Foods SA ADR	2,110	44,120
Itau Unibanco Holding SA Preference Shares ADR	8,842	96,820
Petroleo Brasileiro SA Preference Shares ADR (a)	6,253	51,024
Vale SA Preference Shares ADR (b)	6,180	31,209

		388,875

CHINA — 27.8%
Agricultural Bank of China, Ltd. (Class H) (a)	72,000	38,728
Bank of China, Ltd. (Class H)	254,196	165,255
China Construction Bank Corp. (Class H)	269,154	245,804
China Life Insurance Co., Ltd. (Class H)	23,584	102,671
China Petroleum & Chemical Corp. (Class H)	81,600	70,416
Industrial & Commercial Bank of China, Ltd. (Class H)	235,454	187,086
PetroChina Co., Ltd. (Class H)	66,812	74,546
Ping An Insurance Group Co. of China, Ltd. (Class H)	8,000	108,042
Tencent Holdings, Ltd.	16,466	328,575

		1,321,123

HONG KONG — 7.9%
China Mobile, Ltd.	19,855	254,189
China Overseas Land & Investment, Ltd.	12,000	42,334
CNOOC, Ltd.	57,362	81,390

		377,913

INDIA — 2.2%
ICICI Bank, Ltd. ADR	6,849	71,366
Tata Motors, Ltd. ADR	1,029	35,470

		106,836

MALAYSIA — 1.6%
Malayan Banking Bhd	14,863	36,005
Public Bank Bhd	8,030	39,842

		75,847

MEXICO — 4.4%
America Movil SAB de CV, Series L, ADR	5,278	112,474
Cemex SAB de CV ADR (a)	4,137	37,895
Grupo Televisa SA de CV ADR (b)	1,562	60,637

		211,006

RUSSIA — 5.5%
Gazprom OAO ADR	18,904	97,356
Lukoil OAO ADR	1,630	71,728
Magnit PJSC GDR	842	46,866
Sberbank of Russia ADR (c)	8,028	41,906
Sberbank of Russia ADR (c)	713	3,786

		261,642

SOUTH AFRICA — 10.7%
FirstRand, Ltd.	10,903	47,896
MTN Group, Ltd.	5,311	100,092
Naspers, Ltd. (Class N)	1,269	198,122
Sasol, Ltd.	1,791	66,400
Standard Bank Group, Ltd.	3,932	51,887
Steinhoff International Holdings, Ltd.	7,353	46,640

		511,037

SOUTH KOREA — 16.7%
Hyundai Mobis Co., Ltd.	218	41,433
Hyundai Motor Co.	493	60,108
KB Financial Group, Inc. ADR	1,252	41,153
Kia Motors Corp.	842	34,195
NAVER Corp.	89	50,586
POSCO ADR (b)	870	42,708
Samsung Electronics Co., Ltd. GDR	705	402,203
Shinhan Financial Group Co., Ltd. ADR	1,373	50,883
SK Hynix, Inc.	1,860	70,535

		793,804

TAIWAN — 14.1%
Cathay Financial Holding Co., Ltd. (a)	25,650	44,808
Chunghwa Telecom Co., Ltd. ADR	1,199	38,272
Formosa Plastics Corp.	13,280	31,248
Hon Hai Precision Industry Co., Ltd. GDR	19,797	135,411
MediaTek, Inc.	5,000	68,386
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,455	350,983

		669,108

TOTAL COMMON STOCKS —
(Cost $4,856,423)		4,717,191

SHORT TERM INVESTMENTS — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	88,405	88,405
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	6,877	6,877

TOTAL SHORT TERM INVESTMENTS —
(Cost $95,282)		95,282

TOTAL INVESTMENTS — 101.1%
(Cost $4,951,705)		4,812,473
OTHER ASSETS & LIABILITIES — (1.1)%		(54,541)

NET ASSETS — 100.0%		$4,757,932

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	24.2%
Oil, Gas & Consumable Fuels	10.8
Semiconductors & Semiconductor Equipment	10.3
Wireless Telecommunication Services	9.7
Technology Hardware, Storage & Peripherals	8.4
Internet Software & Services	7.9
Media	5.4
Insurance	5.3
Electronic Equipment, Instruments & Components	2.9
Automobiles	2.7
Beverages	1.9
Metals & Mining	1.6
Diversified Financial Services	1.0
Food & Staples Retailing	1.0
Household Durables	1.0
Food Products	0.9
Real Estate Management & Development	0.9
Auto Components	0.9
Diversified Telecommunication Services	0.8
Construction Materials	0.8
Chemicals	0.7
Short Term Investments	2.0
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHILE — 3.1%
AES Gener SA	3,116	$1,774
Banco de Chile	89,940	9,854
Banco Santander Chile ADR	467	9,457
Cencosud SA ADR (a)	1,152	8,306
Cia Cervecerias Unidas SA	287	3,045
Corpbanca SA	244,432	2,698
Empresa Nacional de Electricidad SA ADR	441	18,279
Empresas COPEC SA	410	4,353
Enersis SA ADR (a)	988	15,640
Latam Airlines Group SA ADR (a)(b)	733	5,160
SACI Falabella	657	4,589
Sociedad Quimica y Minera de Chile SA ADR	311	4,982

		88,137

COLOMBIA — 1.4%
Almacenes Exito SA	512	4,475
BanColombia SA ADR (a)	193	8,299
Cementos Argos SA	1,416	5,039
Ecopetrol SA ADR (a)	449	5,954
Grupo de Inversiones Suramericana SA	691	9,840
Grupo de Inversiones Suramericana SA Preference Shares	185	2,590
Interconexion Electrica SA ESP	1,477	4,176

		40,373

CZECH REPUBLIC — 0.6%
CEZ AS	358	8,311
Komercni Banka AS	36	7,980

		16,291

EGYPT — 0.6%
Commercial International Bank Egypt SAE GDR	1,615	11,870
Global Telecom Holding SAE GDR (b)	2,245	3,862

		15,732

GREECE — 0.6%
Alpha Bank AE (b)	4,195	1,235
Eurobank Ergasias SA (b)	14,452	1,902
FF Group	60	1,349
Hellenic Telecommunications Organization SA	474	3,611
JUMBO SA	114	786
National Bank of Greece SA (b)	2,735	3,000
OPAP SA	432	3,135
Piraeus Bank SA (b)	3,614	1,321
Titan Cement Co. SA	55	1,093

		17,432

HUNGARY — 0.7%
MOL Hungarian Oil & Gas PLC	119	6,090
OTP Bank PLC	456	9,025
Richter Gedeon NyRt	270	4,055

		19,170

INDONESIA — 6.1%
Adaro Energy Tbk PT	34,900	1,989
Astra International Tbk PT	34,900	18,520
Bank Central Asia Tbk PT	22,000	22,276
Bank Mandiri Persero Tbk PT	21,000	15,830
Bank Negara Indonesia Persero Tbk PT	20,000	7,951
Bank Rakyat Indonesia Persero Tbk PT	19,000	14,750
Charoen Pokphand Indonesia Tbk PT	18,000	3,713
Indocement Tunggal Prakarsa Tbk PT	4,000	6,263
Indofood Sukses Makmur Tbk PT	12,500	6,164
Kalbe Farma Tbk PT	67,400	8,468
Lippo Karawaci Tbk PT	55,900	4,947
Matahari Department Store Tbk PT	3,100	3,848
Perusahaan Gas Negara Persero Tbk PT	26,000	8,415
Semen Indonesia Persero Tbk PT	7,500	6,750
Telekomunikasi Indonesia Persero Tbk PT	99,300	21,823
Tower Bersama Infrastructure Tbk PT (b)	3,601	2,492
Unilever Indonesia Tbk PT	3,500	10,369
United Tractors Tbk PT	4,500	6,877

		171,445

MALAYSIA — 8.0%
AirAsia Bhd	2,200	898
Alliance Financial Group Bhd	3,500	4,072
AMMB Holdings Bhd	3,500	5,594
Axiata Group Bhd	4,700	7,972
British American Tobacco Malaysia Bhd	300	4,930
Bumi Armada Bhd (b)	5,300	1,601
CIMB Group Holdings Bhd	8,595	12,461
Dialog Group Bhd	5,700	2,402
Digi.Com Bhd	7,300	10,370
Felda Global Ventures Holdings Bhd	2,900	1,253
Gamuda Bhd	6,000	7,426
Genting Bhd	4,600	9,827
Genting Malaysia Bhd	7,100	7,904
Hong Leong Bank Bhd	1,300	4,617
IHH Healthcare Bhd (b)	6,100	9,151
IJM Corp. Bhd	3,800	6,567
IOI Corp. Bhd	5,500	5,918
IOI Properties Group Bhd	3,148	1,544
Kuala Lumpur Kepong Bhd	1,000	5,672
Malayan Banking Bhd	7,699	18,651
Malaysia Airports Holdings Bhd	1,585	2,609
Maxis Bhd	4,300	7,260
Petronas Chemicals Group Bhd	5,100	8,543
Petronas Dagangan Bhd	500	2,727
Petronas Gas Bhd	1,300	7,325
PPB Group Bhd	1,400	5,610
Public Bank Bhd	2,860	14,190
SapuraKencana Petroleum Bhd	8,300	5,192
Sime Darby Bhd	4,728	10,676
Telekom Malaysia Bhd	3,415	5,919
Tenaga Nasional Bhd	5,400	18,091
UMW Holdings Bhd	1,400	3,762
YTL Corp. Bhd	10,800	4,437

		225,171

MEXICO — 11.6%
Alfa SAB de CV (Class A)	5,372	10,281
America Movil SAB de CV (Series L)	59,741	63,812
Arca Continental SAB de CV	700	3,984
Cemex SAB de CV (b)	21,361	19,618
Coca-Cola FEMSA SAB de CV (Series L)	995	7,913
El Puerto de Liverpool SAB de CV (Class C1)	300	3,471
Fibra Uno Administracion SA de CV REIT	3,106	7,386
Fomento Economico Mexicano SAB de CV	3,182	28,385
Gentera SAB de CV	1,839	3,263

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Gruma SAB de CV (Class B)	300	$3,862
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	500	3,433
Grupo Aeroportuario del Sureste SAB de CV (Class B)	697	9,915
Grupo Bimbo SAB de CV (b)	3,683	9,544
Grupo Carso SAB de CV	1,393	5,815
Grupo Financiero Banorte SAB de CV	4,578	25,162
Grupo Financiero Inbursa SAB de CV	4,977	11,298
Grupo Financiero Santander Mexico SAB de CV (Class B)	3,982	7,370
Grupo Mexico SAB de CV (Series B)	4,464	13,480
Grupo Televisa SAB	5,174	40,266
Industrias Penoles SAB de CV	304	4,959
Kimberly-Clark de Mexico SAB de CV (Class A)	3,683	7,962
Mexichem SAB de CV	2,488	7,197
Promotora y Operadora de Infraestructura SAB de CV (b)	549	5,891
Wal-Mart de Mexico SAB de CV	8,391	20,444

		324,711

PERU — 1.0%
Compania de Minas Buenaventura SA ADR	161	1,671
Credicorp, Ltd. (a)	132	18,338
Southern Copper Corp. (a)	298	8,764

		28,773

PHILIPPINES — 3.6%
Aboitiz Equity Ventures, Inc.	5,790	7,454
Ayala Corp.	520	9,111
Ayala Land, Inc.	15,000	12,408
BDO Unibank, Inc.	4,730	11,371
Globe Telecom, Inc.	105	5,845
GT Capital Holdings, Inc.	170	5,150
International Container Terminal Services, Inc.	2,810	6,868
JG Summit Holdings, Inc.	3,760	5,979
Jollibee Foods Corp.	1,570	6,870
Philippine Long Distance Telephone Co.	115	7,167
SM Investments Corp.	400	7,940
SM Prime Holdings, Inc.	14,500	6,425
Universal Robina Corp.	1,980	8,519

		101,107

POLAND — 3.6%
Bank Pekao SA	281	13,445
Bank Zachodni WBK SA (b)	41	3,720
Eurocash SA	111	1,102
KGHM Polska Miedz SA	314	8,896
LPP SA	1	1,768
mBank SA (b)	39	4,279
Orange Polska SA	1,857	4,029
PGE Polska Grupa Energetyczna SA	1,662	8,149
Polski Koncern Naftowy Orlen SA	794	15,587
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	7,816
Powszechna Kasa Oszczednosci Bank Polski SA	1,773	14,671
Powszechny Zaklad Ubezpieczen SA	122	14,035
Tauron Polska Energia SA	3,880	4,519

		102,016

QATAR — 2.6%
Barwa Real Estate Co.	117	1,703
Commercial Bank of Qatar QSC	157	2,367
Doha Bank QSC	115	1,680
Ezdan Holding Group QSC	1,397	6,902
Gulf International Services QSC	78	1,714
Industries Qatar QSC	267	10,559
Masraf Al Rayan QSC	684	8,735
Ooredoo QSC	122	2,915
Qatar Electricity & Water Co. QSC	96	6,011
Qatar Insurance Co. SAQ	214	5,671
Qatar Islamic Bank SAQ	180	5,334
Qatar National Bank SAQ	265	14,039
Vodafone Qatar QSC (b)	974	4,400

		72,030

SOUTH AFRICA — 15.2%
Anglo American Platinum, Ltd. (b)	75	1,694
AngloGold Ashanti, Ltd. (b)	671	6,062
Aspen Pharmacare Holdings, Ltd.	498	14,770
Barclays Africa Group, Ltd.	577	8,698
Bidvest Group, Ltd.	565	14,344
Brait SE (b)	151	1,534
Discovery, Ltd.	520	5,418
Exxaro Resources, Ltd. (a)	233	1,669
FirstRand, Ltd.	2,946	12,942
Foschini Group, Ltd.	490	6,419
Gold Fields, Ltd.	1,371	4,401
Growthpoint Properties, Ltd. REIT	3,645	7,946
Impala Platinum Holdings, Ltd. (b)	962	4,304
Imperial Holdings, Ltd.	349	5,334
Kumba Iron Ore, Ltd. (a)	74	920
Life Healthcare Group Holdings, Ltd.	2,251	6,960
Mediclinic International, Ltd.	596	5,025
MMI Holdings, Ltd.	2,293	5,696
Mondi, Ltd.	161	3,541
Mr. Price Group, Ltd.	266	5,490
MTN Group, Ltd.	2,258	42,555
Naspers, Ltd. (Class N)	532	83,058
Nedbank Group, Ltd.	365	7,271
Redefine Properties, Ltd.	6,564	5,521
Remgro, Ltd.	819	17,270
RMB Holdings, Ltd.	1,611	8,820
Sanlam, Ltd.	2,800	15,304
Sasol, Ltd.	806	29,882
Shoprite Holdings, Ltd.	752	10,749
Spar Group, Ltd.	360	5,625
Standard Bank Group, Ltd.	1,838	24,254
Steinhoff International Holdings, Ltd.	2,772	17,583
Tiger Brands, Ltd.	343	8,011
Truworths International, Ltd.	941	6,644
Vodacom Group, Ltd.	668	7,633
Woolworths Holdings, Ltd.	1,469	11,933

		425,280

SOUTH KOREA — 14.3%
AmorePacific Corp.	30	11,242
AmorePacific Group	30	5,029
Celltrion, Inc.	35	2,447
Cheil Industries, Inc. (b)	7	1,114
Cheil Worldwide, Inc. (b)	110	1,706
CJ CheilJedang Corp.	6	2,372

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

CJ Corp.	11	$2,919
Coway Co., Ltd.	40	3,278
Daewoo Securities Co., Ltd.	50	684
Daum Kakao Corp.	23	2,602
E-Mart Co., Ltd.	27	5,591
Hana Financial Group, Inc.	290	7,552
Hankook Tire Co., Ltd.	99	3,728
Hotel Shilla Co., Ltd.	30	2,999
Hyundai Development Co.-Engineering & Construction	50	2,967
Hyundai Engineering & Construction Co., Ltd.	91	3,349
Hyundai Glovis Co., Ltd.	8	1,449
Hyundai Heavy Industries Co., Ltd. (b)	43	4,279
Hyundai Mobis Co., Ltd.	56	10,643
Hyundai Motor Co.	123	14,997
Hyundai Motor Co. Preference Shares	38	3,475
Hyundai Steel Co.	83	5,037
Hyundai Wia Corp.	10	923
KB Financial Group, Inc. ADR	363	11,932
KEPCO Plant Service & Engineering Co., Ltd.	20	2,116
Kia Motors Corp.	223	9,056
Korea Electric Power Corp. ADR	458	9,325
KT&G Corp.	90	7,657
LG Chem, Ltd.	40	9,987
LG Corp.	73	4,044
LG Display Co., Ltd. ADR	677	7,846
LG Electronics, Inc.	134	5,670
LG Household & Health Care, Ltd.	8	5,551
LG Innotek Co., Ltd.	20	1,802
Lotte Chemical Corp.	12	3,109
Lotte Shopping Co., Ltd.	18	3,784
NAVER Corp.	21	11,936
NCSoft Corp.	7	1,246
Orion Corp.	2	1,879
POSCO ADR (a)	223	10,947
S-Oil Corp.	54	3,273
Samsung C&T Corp.	82	4,867
Samsung Electro-Mechanics Co., Ltd.	44	2,016
Samsung Electronics Co., Ltd. GDR (c)	160	91,280
Samsung Electronics Co., Ltd. GDR (c)	31	13,748
Samsung Fire & Marine Insurance Co., Ltd.	23	6,062
Samsung Heavy Industries Co., Ltd.	210	3,210
Samsung Life Insurance Co., Ltd.	61	5,879
Samsung SDI Co., Ltd.	59	5,871
Samsung SDS Co., Ltd.	20	4,653
Samsung Securities Co., Ltd.	44	2,154
Shinhan Financial Group Co., Ltd. ADR	296	10,970
SK C&C Co., Ltd.	17	4,214
SK Holdings Co., Ltd.	25	4,438
SK Hynix, Inc.	510	19,340
SK Innovation Co., Ltd. (b)	75	8,203
Woori Bank	403	3,541

		401,988

TAIWAN — 15.1%
Advanced Semiconductor Engineering Inc, ADR	1,381	9,115
Asia Cement Corp.	5,120	6,057
Asustek Computer, Inc.	1,000	9,739
AU Optronics Corp. ADR (a)	902	4,023
Catcher Technology Co., Ltd.	1,000	12,510
Cathay Financial Holding Co., Ltd. (b)	6,450	11,268
Chang Hwa Commercial Bank, Ltd.	8,160	4,681
Cheng Shin Rubber Industry Co., Ltd.	2,000	4,427
China Development Financial Holding Corp.	12,000	4,550
China Steel Corp.	13,260	10,594
Chunghwa Telecom Co., Ltd. ADR (a)	299	9,544
Compal Electronics, Inc.	7,000	5,331
CTBC Financial Holding Co., Ltd.	16,591	13,067
Delta Electronics, Inc.	2,000	10,242
E.Sun Financial Holding Co., Ltd.	11,882	7,933
Far Eastern New Century Corp.	7,140	7,567
Far EasTone Telecommunications Co., Ltd.	2,000	4,836
First Financial Holding Co., Ltd	10,700	6,554
Formosa Chemicals & Fibre Corp.	3,000	7,214
Formosa Plastics Corp.	4,000	9,412
Fubon Financial Holding Co., Ltd.	7,000	13,930
Hon Hai Precision Industry Co., Ltd. GDR	4,109	28,106
HTC Corp. (b)	1,000	2,334
Hua Nan Financial Holdings Co., Ltd.	10,300	5,925
Inotera Memories, Inc. (b)	4,000	3,189
Inventec Corp.	2,000	1,384
Lite-On Technology Corp.	4,020	4,716
MediaTek, Inc.	1,000	13,677
Mega Financial Holding Co., Ltd.	12,000	10,812
Nan Ya Plastics Corp.	5,000	11,732
Pegatron Corp.	1,000	2,927
Pou Chen Corp.	4,000	5,704
Quanta Computer, Inc.	4,000	9,464
Siliconware Precision Industries Co., Ltd. ADR	1,121	8,351
SinoPac Financial Holdings Co., Ltd.	17,088	7,560
Taishin Financial Holding Co., Ltd.	15,886	6,616
Taiwan Cement Corp.	5,000	6,312
Taiwan Cooperative Financial Holding Co., Ltd.	5,808	3,040
Taiwan Mobile Co., Ltd.	2,000	6,676
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,165	94,587
Uni-President Enterprises Corp.	4,360	7,730
United Microelectronics Corp.	18,000	7,613
Yuanta Financial Holding Co., Ltd.	7,375	3,992

		425,041

THAILAND — 6.0%
Advanced Info Service PCL	2,200	15,633
Airports of Thailand PCL	1,000	8,971
Bangkok Bank PCL NVDR	1,258	6,630
BEC World PCL	3,300	3,664
Bumrungrad Hospital PCL	1,000	5,536
Central Pattana PCL	3,900	5,485
Charoen Pokphand Foods PCL	7,200	5,116
CP ALL PCL	9,600	13,145
Energy Absolute PCL NVDR	2,900	2,018
IRPC PCL NVDR	18,400	2,440
Kasikornbank PCL	3,100	17,347
Krung Thai Bank PCL	11,100	5,620
Minor International PCL	5,800	5,152
PTT Exploration & Production PCL	2,900	9,359
PTT Global Chemical PCL	3,800	7,791
PTT PCL	1,700	18,069
Siam Cement PCL NVDR	1,000	15,396

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Siam Commercial Bank PCL	3,066	$14,116
True Corp. PCL NVDR (b)	16,310	5,505

		166,993

TURKEY — 3.7%
Akbank TAS	3,401	9,839
Anadolu Efes Biracilik Ve Malt Sanayii AS	485	4,381
BIM Birlesik Magazalar AS	395	7,077
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,040	4,162
Eregli Demir ve Celik Fabrikalari TAS	3,015	4,884
Haci Omer Sabanci Holding AS	2,002	7,548
KOC Holding AS	1,639	7,586
TAV Havalimanlari Holding AS	160	1,359
Tofas Turk Otomobil Fabrikasi AS	865	5,909
Tupras-Turkiye Petrol Rafinerileri AS (b)	274	6,944
Turk Hava Yollari AO (b)	1,693	5,561
Turkcell Iletisim Hizmetleri AS	1,728	7,966
Turkiye Garanti Bankasi AS	4,534	14,149
Turkiye Halk Bankasi AS	887	4,089
Turkiye Is Bankasi (Class C)	4,152	8,741
Turkiye Vakiflar Bankasi Tao (Class D)	2,626	4,225

		104,420

UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Commercial Bank PJSC	4,499	9,419
Aldar Properties PJSC	5,839	4,324
Arabtec Holding PJSC (b)	3,161	2,263
DP World, Ltd.	239	5,115
Dubai Financial Market PJSC	4,897	2,640
Dubai Islamic Bank PJSC	822	1,531
Emaar Malls Group PJSC (b)	6,226	5,662
Emaar Properties PJSC	5,580	11,971
First Gulf Bank PJSC	1,190	4,925
National Bank of Abu Dhabi PJSC	1,346	4,031

		51,881

TOTAL COMMON STOCKS —
(Cost $3,030,728)		2,797,991

SHORT TERM INVESTMENTS — 2.4%
UNITED STATES — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	45,614	45,614
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	20,791	20,791

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,405)		66,405

TOTAL INVESTMENTS — 102.1%
(Cost $3,097,133)		2,864,396
OTHER ASSETS & LIABILITIES — (2.1)%		(57,851)

NET ASSETS — 100.0%		$2,806,545

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	20.5%
Wireless Telecommunication Services	7.3
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.3
Media	4.6
Oil, Gas & Consumable Fuels	4.5
Industrial Conglomerates	3.7
Diversified Financial Services	3.2
Metals & Mining	3.2
Food & Staples Retailing	2.8
Food Products	2.6
Chemicals	2.6
Insurance	2.4
Electric Utilities	2.4
Construction Materials	2.3
Real Estate Management & Development	2.2
Electronic Equipment, Instruments & Components	2.2
Automobiles	1.9
Diversified Telecommunication Services	1.8
Beverages	1.7
Transportation Infrastructure	1.3
Hotels, Restaurants & Leisure	1.2
Construction & Engineering	1.1
Pharmaceuticals	1.1
Multiline Retail	0.9
Health Care Providers & Services	0.9
Household Durables	0.9
Real Estate Investment Trusts	0.9
Household Products	0.9
Specialty Retail	0.8
Independent Power and Renewable Electricity Producers	0.7
Auto Components	0.7
Personal Products	0.6
Gas Utilities	0.6
Internet Software & Services	0.5
Machinery	0.5
Tobacco	0.5
Airlines	0.4
Energy Equipment & Services	0.4
Multi-Utilities	0.3
IT Services	0.3
Capital Markets	0.3
Textiles, Apparel & Luxury Goods	0.3
Distributors	0.2
Trading Companies & Distributors	0.2
Paper & Forest Products	0.1
Consumer Finance	0.1
Commercial Services & Supplies	0.1
Air Freight & Logistics	0.1
Software	0.0 **
Short Term Investments	2.4
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 6.5%
AGL Energy, Ltd.	1,522	$18,191
Amcor, Ltd.	697	7,350
AMP, Ltd.	535	2,475
ASX, Ltd.	141	4,324
Australia & New Zealand Banking Group, Ltd.	387	9,578
BHP Billiton, Ltd.	576	11,975
Brambles, Ltd.	943	7,683
Cochlear, Ltd.	46	2,834
Commonwealth Bank of Australia	426	27,874
CSL, Ltd.	380	25,255
Federation Centres	5,035	11,300
Flight Centre Travel Group, Ltd.	53	1,390
Fortescue Metals Group, Ltd.	1,274	1,870
GPT Group	3,606	11,862
Healthscope, Ltd.	3,702	7,739
Lend Lease Group	489	5,649
Macquarie Group, Ltd.	47	2,941
Medibank Pvt, Ltd. (a)	9,055	13,989
National Australia Bank, Ltd.	380	9,729
Origin Energy, Ltd.	184	1,693
QBE Insurance Group, Ltd.	241	2,532
Ramsay Health Care, Ltd.	63	2,977
REA Group, Ltd.	61	1,838
Rio Tinto, Ltd.	256	10,576
Scentre Group	3,400	9,800
Seek, Ltd.	169	1,826
Sonic Healthcare, Ltd.	1,159	19,037
South32, Ltd. (a)	1,736	2,388
Stockland	2,622	8,263
Suncorp Group, Ltd.	209	2,157
Telstra Corp., Ltd.	7,693	36,305
Transurban Group	1,725	12,330
Wesfarmers, Ltd.	455	13,649
Westfield Corp.	1,682	11,790
Westpac Banking Corp.	424	10,477
Woodside Petroleum, Ltd.	433	11,392
Woolworths, Ltd.	1,331	27,580

		370,618

AUSTRIA — 0.1%
Erste Group Bank AG (a)	80	2,271
OMV AG	61	1,677
Voestalpine AG	54	2,246

		6,194

BELGIUM — 1.4%
Ageas	60	2,310
Anheuser-Busch InBev NV	370	44,317
Colruyt SA	202	9,040
Delhaize Group	34	2,806
KBC Groep NV	44	2,939
Proximus	340	11,997
Solvay SA	16	2,200
Umicore SA	52	2,464

		78,073

DENMARK — 2.5%
AP Moeller — Maersk A/S (Class A)	1	1,755
AP Moeller — Maersk A/S (Class B)	1	1,810
Carlsberg A/S (Class B)	24	2,178
Coloplast A/S (Class B)	184	12,067
Danske Bank A/S	104	3,057
DSV A/S	102	3,303
Novo Nordisk A/S (Class B)	1,570	85,496
Novozymes A/S (Class B)	156	7,412
Pandora A/S	66	7,088
TDC A/S	693	5,079
Tryg A/S	370	7,709
William Demant Holding A/S (a)	70	5,337

		142,291

FINLAND — 0.8%
Elisa Oyj	133	4,213
Fortum Oyj	320	5,683
Kone Oyj (Class B)	210	8,517
Metso Oyj	62	1,702
Nokia Oyj	338	2,294
Nokian Renkaat Oyj	82	2,568
Orion Oyj (Class B)	79	2,762
Sampo Oyj (Class A)	214	10,074
UPM-Kymmene Oyj	144	2,546
Wartsila Oyj Abp	80	3,746

		44,105

FRANCE — 6.2%
Aeroports de Paris	92	10,389
Air Liquide SA	240	30,337
Alstom SA (a)	63	1,786
AXA SA	521	13,137
BNP Paribas SA	318	19,186
Bouygues SA	55	2,055
Bureau Veritas SA	149	3,430
Cap Gemini SA	36	3,184
Carrefour SA	116	3,712
Christian Dior SE	12	2,341
Compagnie de Saint-Gobain	102	4,577
Compagnie Generale des Etablissements Michelin	99	10,368
Credit Agricole SA	261	3,879
Danone SA	119	7,689
Dassault Systemes	169	12,281
Essilor International SA	122	14,545
Eutelsat Communications SA	137	4,419
GDF Suez	319	5,914
Hermes International	15	5,592
Kering	11	1,963
L’Oreal SA	169	30,128
Lafarge SA	29	1,914
Legrand SA	130	7,294
LVMH Moet Hennessy Louis Vuitton SE	125	21,887
Natixis SA	373	2,683
Orange SA	434	6,678
Pernod Ricard SA	21	2,424
Publicis Groupe SA	96	7,094
Renault SA	51	5,308
Safran SA	39	2,642
Sanofi	155	15,239
Schneider Electric SE	55	3,795
SCOR SE	264	9,308
Societe BIC SA	19	3,027
Societe Generale SA	233	10,870

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sodexo SA	103	$9,775
Technip SA	30	1,856
Total SA	500	24,273
Unibail-Rodamco SE	13	3,284
Valeo SA	41	6,457
Veolia Environnement SA	135	2,751
Vinci SA	79	4,567
Vivendi SA	396	9,983
Zodiac Aerospace	97	3,156

		357,177

GERMANY — 6.6%
adidas AG	46	3,519
Allianz SE	87	13,542
Axel Springer SE	41	2,151
BASF SE	492	43,208
Bayer AG	49	6,854
Bayerische Motoren Werke AG	51	5,579
Bayerische Motoren Werke AG Preference Shares	26	2,200
Beiersdorf AG	161	13,479
Commerzbank AG (a)	296	3,781
Continental AG	58	13,716
Daimler AG	189	17,192
Deutsche Bank AG	379	11,380
Deutsche Boerse AG	78	6,453
Deutsche Post AG	548	16,000
Deutsche Telekom AG	571	9,829
E.ON SE	780	10,385
Fresenius Medical Care AG & Co. KGaA	290	23,924
Fresenius SE & Co. KGaA	213	13,658
Fuchs Petrolub SE Preference Shares	54	2,279
GEA Group AG	94	4,190
Hannover Rueck SE	35	3,385
HeidelbergCement AG	30	2,378
Henkel AG & Co. KGaA	90	8,573
Henkel AG & Co. KGaA Preference Shares	97	10,873
Hugo Boss AG	64	7,149
Infineon Technologies AG	211	2,617
K+S AG	69	2,905
Kabel Deutschland Holding AG (a)	44	5,883
Lanxess AG	36	2,121
Linde AG	37	7,004
MAN SE	70	7,206
Merck KGaA	64	6,374
Muenchener Rueckversicherungs- Gesellschaft AG	40	7,086
Porsche Automobil Holding SE Preference Shares	49	4,126
ProSiebenSat.1 Media AG	80	3,949
RWE AG	186	3,997
SAP SE	510	35,572
Siemens AG	102	10,268
Telefonica Deutschland Holding AG	1,296	7,465
ThyssenKrupp AG	83	2,158
United Internet AG	62	2,755
Volkswagen AG	24	5,550
Volkswagen AG Preference Shares	33	7,648

		380,361

HONG KONG — 4.9%
AIA Group, Ltd.	1,200	7,856
Bank of East Asia, Ltd.	1,800	7,871
BOC Hong Kong Holdings, Ltd.	5,500	22,915
Cheung Kong Infrastructure Holdings, Ltd.	2,000	15,530
Cheung Kong Property Holdings, Ltd. (a)	500	4,147
CK Hutchison Holdings, Ltd.	500	7,346
CLP Holdings, Ltd.	3,000	25,501
Galaxy Entertainment Group, Ltd.	2,000	7,972
Hang Seng Bank, Ltd.	1,900	37,130
HKT Trust/HKT, Ltd.	3,540	4,165
Hong Kong & China Gas Co., Ltd.	4,840	10,151
Hong Kong Exchanges and Clearing, Ltd.	604	21,316
Li & Fung, Ltd.	4,000	3,173
Link REIT	1,500	8,784
MTR Corp., Ltd.	4,500	20,954
New World Development Co., Ltd.	2,026	2,650
Noble Group, Ltd.	3,000	1,693
Power Assets Holdings, Ltd.	3,000	27,359
Sands China, Ltd.	1,600	5,387
SJM Holdings, Ltd.	1,000	1,084
Sun Hung Kai Properties, Ltd.	1,000	16,201
Swire Pacific, Ltd.	500	6,285
Techtronic Industries Co., Ltd.	1,000	3,276
Wharf Holdings, Ltd.	1,000	6,656
Yue Yuen Industrial Holdings, Ltd.	1,000	3,347

		278,749

IRELAND — 0.5%
CRH PLC	99	2,793
Kerry Group PLC (Class A)	268	19,854
Ryanair Holdings PLC	573	7,546

		30,193

ISRAEL — 0.8%
Bank Hapoalim BM	2,346	12,643
Bank Leumi Le-Israel BM (a)	2,385	10,090
Bezeq The Israeli Telecommunication Corp., Ltd.	2,408	4,104
Israel Chemicals, Ltd.	277	1,936
Mizrahi Tefahot Bank, Ltd.	411	5,100
Teva Pharmaceutical Industries, Ltd.	225	13,313

		47,186

ITALY — 1.0%
Assicurazioni Generali SpA	258	4,645
Banca Monte dei Paschi di Siena SpA (a)	860	1,673
Enel SpA	1,946	8,812
ENI SpA	764	13,552
Exor SpA	72	3,435
Intesa Sanpaolo SpA	1,993	7,221
Luxottica Group SpA	73	4,852
Snam SpA	454	2,159
Telecom Italia SpA	4,214	4,299
UBI Banca SCpA	311	2,493
UniCredit SpA	812	5,451

		58,592

JAPAN — 18.7%
ABC-Mart, Inc.	100	6,121
Aeon Co., Ltd.	300	4,260
ANA Holdings, Inc.	4,000	10,856
Aozora Bank, Ltd.	3,000	11,327
Asahi Group Holdings, Ltd.	100	3,181
Asahi Kasei Corp.	1,000	8,217

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Asics Corp.	100	$2,587
Astellas Pharma, Inc.	800	11,412
Bank of Yokohama, Ltd.	1,000	6,134
Benesse Holdings, Inc.	200	5,018
Bridgestone Corp.	300	11,100
Brother Industries, Ltd.	200	2,834
Calbee, Inc.	100	4,217
Canon, Inc.	800	26,037
Chubu Electric Power Co., Inc.	200	2,982
Chugoku Bank, Ltd.	100	1,578
Dai-ichi Life Insurance Co., Ltd.	200	3,933
Daihatsu Motor Co., Ltd.	200	2,849
Daiichi Sankyo Co., Ltd.	200	3,700
Daito Trust Construction Co., Ltd.	100	10,362
Denso Corp.	100	4,982
East Japan Railway Co.	200	17,995
Eisai Co., Ltd.	100	6,714
Electric Power Development Co., Ltd.	100	3,534
FamilyMart Co., Ltd.	100	4,601
Fuji Heavy Industries, Ltd.	100	3,684
FUJIFILM Holdings Corp.	100	3,574
Fujitsu, Ltd.	1,000	5,593
Hino Motors, Ltd.	200	2,475
Hitachi, Ltd.	1,000	6,593
Honda Motor Co., Ltd.	300	9,712
Hoya Corp.	200	8,020
Idemitsu Kosan Co., Ltd.	100	1,964
Inpex Corp.	200	2,274
ITOCHU Corp.	700	9,250
Iyo Bank, Ltd.	300	3,687
Japan Airlines Co., Ltd.	400	13,958
Japan Prime Realty Investment Corp.	3	9,329
Japan Real Estate Investment Corp.	3	13,631
Japan Retail Fund Investment Corp.	5	10,007
Japan Tobacco, Inc.	600	21,381
JFE Holdings, Inc.	200	4,440
JX Holdings, Inc.	1,400	6,043
Kakaku.com, Inc.	200	2,896
Kaneka Corp.	1,000	7,314
Kansai Electric Power Co., Inc. (a)	300	3,323
Kao Corp.	400	18,610
KDDI Corp.	400	9,656
Kirin Holdings Co., Ltd.	200	2,756
Koito Manufacturing Co., Ltd.	100	3,902
Komatsu, Ltd.	200	4,016
Kyocera Corp.	100	5,200
Kyowa Hakko Kirin Co., Ltd.	1,000	13,084
Lawson, Inc.	200	13,697
M3, Inc.	200	4,024
Marubeni Corp.	1,600	9,183
McDonald’s Holdings Co. (Japan), Ltd.	200	4,225
Miraca Holdings, Inc.	100	5,001
Mitsubishi Chemical Holdings Corp.	700	4,408
Mitsubishi Corp.	600	13,200
Mitsubishi Heavy Industries, Ltd.	1,000	6,086
Mitsubishi Motors Corp.	300	2,555
Mitsubishi Tanabe Pharma Corp.	700	10,497
Mitsubishi UFJ Financial Group, Inc.	3,400	24,446
Mitsui & Co., Ltd.	600	8,152
Mizuho Financial Group, Inc.	16,400	35,517
MS&AD Insurance Group Holdings, Inc.	100	3,116
Nagoya Railroad Co., Ltd.	1,000	3,743
NEC Corp.	1,000	3,032
Nippon Building Fund, Inc.	2	8,761
Nippon Paint Holdings Co., Ltd.	100	2,824
Nippon Prologis REIT, Inc.	4	7,368
Nippon Steel & Sumitomo Metal Corp.	1,000	2,594
Nippon Telegraph & Telephone Corp.	800	28,985
Nippon Yusen K.K.	1,000	2,787
Nissan Motor Co., Ltd.	700	7,294
Nissin Foods Holding Co., Ltd.	100	4,388
Nitori Holding Co., Ltd.	200	16,312
Nomura Holdings, Inc.	600	4,073
Nomura Research Institute, Ltd.	100	3,914
NTT DoCoMo, Inc.	1,700	32,565
Oracle Corp.	100	4,184
Oriental Land Co., Ltd.	200	12,773
ORIX Corp.	200	2,976
Osaka Gas Co., Ltd.	2,000	7,899
Otsuka Corp.	100	4,675
Otsuka Holdings Co., Ltd.	800	25,520
Panasonic Corp.	400	5,497
Park24 Co., Ltd.	400	6,855
Recruit Holdings Co., Ltd.	100	3,052
Resona Holdings, Inc.	900	4,917
Ricoh Co., Ltd.	200	2,076
Sankyo Co., Ltd.	200	7,085
Santen Pharmaceutical Co., Ltd.	300	4,249
Secom Co., Ltd.	200	12,986
Sega Sammy Holdings, Inc.	200	2,615
Sekisui House, Ltd.	200	3,177
Seven & i Holdings Co., Ltd.	100	4,299
Seven Bank, Ltd.	700	3,244
Shimamura Co., Ltd.	100	10,510
Shin-Etsu Chemical Co., Ltd.	100	6,210
Shionogi & Co., Ltd.	200	7,755
Softbank Corp.	100	5,891
Sompo Japan Nipponkoa Holdings, Inc.	100	3,671
Sony Corp.	100	2,829
Sumitomo Corp.	500	5,819
Sumitomo Electric Industries, Ltd.	200	3,101
Sumitomo Mitsui Financial Group, Inc.	400	17,845
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,581
Suntory Beverage & Food, Ltd.	300	11,952
Suzuken Co., Ltd.	100	3,204
Suzuki Motor Corp.	100	3,379
Sysmex Corp.	100	5,966
T&D Holdings, Inc.	200	2,983
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,758
Takeda Pharmaceutical Co., Ltd.	600	28,984
Tobu Railway Co., Ltd.	1,000	4,299
Tohoku Electric Power Co., Inc.	200	2,710
Tokio Marine Holdings, Inc.	100	4,163
Tokyo Electric Power Co., Inc. (a)	700	3,816
Tokyo Gas Co., Ltd.	3,000	15,936
TonenGeneral Sekiyu K.K.	1,000	9,308
Toshiba Corp.	1,000	3,441
Toyo Suisan Kaisha, Ltd.	100	3,649
Toyota Industries Corp.	100	5,704
Toyota Motor Corp.	400	26,815
Toyota Tsusho Corp.	100	2,685
Trend Micro, Inc.	100	3,424

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Unicharm Corp.	500	$11,889
United Urban Investment Corp.	7	9,902
USS Co., Ltd.	700	12,642
West Japan Railway Co.	400	25,612
Yahoo! Japan Corp.	800	3,230
Yamada Denki Co., Ltd.	1,200	4,805
Yamato Holdings Co., Ltd.	400	7,746

		1,066,943

LUXEMBOURG — 0.6%
ArcelorMittal	378	3,678
Millicom International Cellular SA SDR	44	3,243
RTL Group SA	26	2,348
SES SA	585	19,642
Tenaris SA	237	3,190

		32,101

NETHERLANDS — 3.2%
Aegon NV	556	4,084
Airbus Group SE	376	24,382
Akzo Nobel NV	34	2,473
ASML Holding NV	171	17,662
Boskalis Westminster NV	49	2,397
CNH Industrial NV	378	3,445
Fiat Chrysler Automobiles NV (a)	371	5,432
Heineken NV	36	2,730
ING Groep NV	669	11,039
Koninklijke Ahold NV	520	9,734
Koninklijke DSM NV	35	2,028
Koninklijke KPN NV	736	2,813
Koninklijke Philips NV	114	2,898
NN Group NV	519	14,581
QIAGEN NV (a)	111	2,725
Reed Elsevier NV	471	11,165
Unilever NV	1,449	60,309
Wolters Kluwer NV	112	3,325

		183,222

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,380	7,943
Ryman Healthcare, Ltd.	367	1,966

		9,909

NORWAY — 0.4%
DnB NOR ASA	185	3,076
Gjensidige Forsikring ASA	134	2,153
Seadrill, Ltd.	190	1,973
Statoil ASA	343	6,108
Telenor ASA	240	5,241
Yara International ASA	52	2,699

		21,250

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	613	2,326
Jeronimo Martins SGPS SA	169	2,165

		4,491

SINGAPORE — 2.6%
ComfortDelGro Corp., Ltd.	1,000	2,325
DBS Group Holdings, Ltd.	2,060	31,653
Keppel Corp., Ltd.	1,000	6,105
Oversea-Chinese Banking Corp., Ltd.	2,419	18,288
SembCorp Industries, Ltd.	1,000	2,889
SembCorp Marine, Ltd.	1,000	2,109
Singapore Airlines, Ltd.	2,000	15,938
Singapore Exchange, Ltd.	1,000	5,815
Singapore Press Holdings, Ltd.	2,000	6,060
Singapore Technologies Engineering Ltd.	1,000	2,451
Singapore Telecommunications, Ltd.	9,000	28,140
StarHub, Ltd.	2,000	5,867
United Overseas Bank, Ltd.	1,000	17,133
Wilmar International, Ltd.	1,000	2,436
Yangzijiang Shipbuilding Holdings, Ltd.	2,000	2,102

		149,311

SPAIN — 1.6%
ACS, Actividades de Construccion y Servicios SA	64	2,058
Banco Bilbao Vizcaya Argentaria SA	1,217	11,922
Banco de Sabadell SA	1,011	2,438
Banco Santander SA	2,613	18,237
CaixaBank SA	436	2,019
Distribuidora Internacional de Alimentacion SA	438	3,343
Endesa SA	190	3,634
Iberdrola SA	1,184	7,971
Inditex SA	645	20,952
Repsol SA	355	6,230
Telefonica SA	954	13,552
Zardoya Otis SA	145	1,578

		93,934

SWEDEN — 1.8%
Alfa Laval AB	174	3,060
Assa Abloy AB (Class B)	465	8,748
Atlas Copco AB (Class A)	644	18,006
Hennes & Mauritz AB (Class B)	627	24,120
ICA Gruppen AB	50	1,772
Industrivarden AB (Class C)	121	2,278
Investor AB (Class B)	142	5,286
Kinnevik Investment AB (Class B)	224	7,076
Nordea Bank AB	536	6,680
Sandvik AB	171	1,889
Skandinaviska Enskilda Banken AB (Class A)	260	3,322
Skanska AB (Class B)	248	5,021
Svenska Cellulosa AB (Class B)	87	2,210
Svenska Handelsbanken AB (Class A)	231	3,369
Swedbank AB (Class A)	146	3,401
Telefonaktiebolaget LM Ericsson (Class B)	358	3,706
TeliaSonera AB	585	3,441
Volvo AB (Class B)	234	2,902

		106,287

SWITZERLAND — 13.2%
ABB, Ltd. (a)	1,089	22,816
Actelion, Ltd.	58	8,490
Adecco SA	99	8,040
Barry Callebaut AG	5	5,698
Cie Financiere Richemont SA	257	20,913
Credit Suisse Group AG	293	8,057
EMS-Chemie Holding AG	9	3,804
Geberit AG	24	8,005
Givaudan SA	12	20,776
Holcim, Ltd.	31	2,289
Julius Baer Group, Ltd.	232	13,020

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Kuehne + Nagel International AG	151	$20,051
Lindt & Spruengli AG	4	21,161
Nestle SA	1,869	134,993
Novartis AG	1,420	140,017
Partners Group Holding AG	18	5,383
Roche Holding AG	458	128,400
Schindler Holding AG (b)	27	4,417
Schindler Holding AG (b)	17	2,778
SGS SA	5	9,127
Sika AG	1	3,529
Sonova Holding AG	24	3,246
Sulzer AG	17	1,749
Swatch Group AG (b)	15	5,844
Swatch Group AG (b)	40	3,005
Swiss Life Holding AG	11	2,520
Swiss Prime Site AG	188	14,273
Swiss Re AG	381	33,736
Swisscom AG	60	33,642
Syngenta AG	68	27,650
Transocean, Ltd.	205	3,317
UBS Group AG	511	10,843
Zurich Insurance Group AG	75	22,840

		754,429

UNITED KINGDOM — 25.4%
Aberdeen Asset Management PLC	632	4,016
Admiral Group PLC	637	13,895
Aggreko PLC	81	1,833
Amec Foster Wheeler PLC	167	2,147
Anglo American PLC	467	6,746
ARM Holdings PLC	722	11,775
Associated British Foods PLC	179	8,082
AstraZeneca PLC	1,051	66,430
Aviva PLC	371	2,874
Babcock International Group PLC	322	5,469
BAE Systems PLC	2,319	16,456
Barclays PLC	4,613	18,899
BG Group PLC	1,856	30,926
BHP Billiton PLC	1,248	24,514
BP PLC	8,802	58,161
British American Tobacco PLC	1,402	75,298
BT Group PLC	1,974	13,977
Bunzl PLC	391	10,687
Burberry Group PLC	281	6,943
Capita PLC	577	11,234
Centrica PLC	5,667	23,511
Cobham PLC	687	2,842
Compass Group PLC	2,532	41,931
Croda International PLC	89	3,852
Diageo PLC	1,977	57,241
Direct Line Insurance Group PLC	1,700	8,975
easyJet PLC	96	2,334
Experian PLC	543	9,898
Fresnillo PLC	415	4,530
G4S PLC	3,050	12,884
GKN PLC	1,077	5,666
GlaxoSmithKline PLC	1,558	32,405
Glencore PLC	3,264	13,105
Hargreaves Lansdown PLC	156	2,829
HSBC Holdings PLC	6,059	54,325
ICAP PLC	385	3,206
IMI PLC	183	3,238
Imperial Tobacco Group PLC	817	39,408
Inmarsat PLC	609	8,768
Intertek Group PLC	137	5,279
ITV PLC	2,331	9,652
J Sainsbury PLC	1,722	7,185
Johnson Matthey PLC	121	5,781
Kingfisher PLC	360	1,966
Land Securities Group PLC	248	4,696
Legal & General Group PLC	2,879	11,270
Lloyds Banking Group PLC	7,832	10,499
Marks & Spencer Group PLC	1,471	12,400
Meggitt PLC	476	3,491
Merlin Entertainments PLC (c)	680	4,568
Mondi PLC	198	4,269
National Grid PLC	2,383	30,627
Next PLC	198	23,199
Old Mutual PLC	759	2,405
Pearson PLC	127	2,407
Persimmon PLC	182	5,653
Petrofac, Ltd.	183	2,664
Prudential PLC	1,279	30,826
Randgold Resources, Ltd.	214	14,422
Reckitt Benckiser Group PLC	712	61,453
Reed Elsevier PLC	1,800	29,299
Rexam PLC	432	3,750
Rio Tinto PLC	807	33,176
Rolls-Royce Holdings PLC	1,067	14,599
Royal Bank of Scotland Group PLC (a)	449	2,482
Royal Dutch Shell PLC (Class A)	696	19,555
Royal Dutch Shell PLC (Class B)	1,692	48,084
Royal Mail PLC	709	5,737
RSA Insurance Group PLC	300	1,874
SABMiller PLC	426	22,136
Sage Group PLC	688	5,545
Schroders PLC	70	3,496
Shire PLC	404	32,372
Sky PLC	1,726	28,149
Smith & Nephew PLC	1,129	19,070
Smiths Group PLC	257	4,563
Sports Direct International PLC (a)	203	2,294
SSE PLC	1,337	32,297
Standard Chartered PLC	765	12,260
Standard Life PLC	310	2,165
Tate & Lyle PLC	295	2,410
Tesco PLC	3,351	11,202
Unilever PLC	1,319	56,631
United Utilities Group PLC	175	2,455
Vodafone Group PLC	10,258	37,081
Weir Group PLC	117	3,123
Whitbread PLC	93	7,234
William Hill PLC	530	3,360
William Morrison Supermarkets PLC	703	1,999
Wolseley PLC	149	9,521
WPP PLC	670	15,026

		1,448,967

TOTAL COMMON STOCKS —
(Cost $5,924,851)		5,664,383

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 7/3/15) (a)	355	184

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Zardoya Otis SA (expired 6/30/15) (a)	145	$63

TOTAL RIGHTS —
(Cost $289)		247

SHORT TERM INVESTMENT — 1.9%
UNITED STATES — 1.9%
MONEY MARKET FUND — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f) (Cost $107,549)	107,549	107,549

TOTAL INVESTMENTS — 101.0%
(Cost $6,032,689)		5,772,179
OTHER ASSETS & LIABILITIES — (1.0)%		(59,726)

NET ASSETS — 100.0%		$5,712,453

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	11.4%
Banks	10.1
Insurance	4.9
Diversified Telecommunication Services	4.1
Oil, Gas & Consumable Fuels	3.8
Food Products	3.7
Chemicals	3.4
Personal Products	3.1
Media	2.8
Electric Utilities	2.7
Beverages	2.6
Tobacco	2.4
Real Estate Investment Trusts	2.4
Metals & Mining	2.3
Food & Staples Retailing	2.2
Automobiles	1.9
Textiles, Apparel & Luxury Goods	1.8
Wireless Telecommunication Services	1.8
Specialty Retail	1.7
Hotels, Restaurants & Leisure	1.7
Household Products	1.7
Multi-Utilities	1.6
Machinery	1.5
Road & Rail	1.4
Aerospace & Defense	1.4
Capital Markets	1.4
Health Care Providers & Services	1.3
Health Care Equipment & Supplies	1.3
Auto Components	1.2
Real Estate Management & Development	1.1
Software	1.1
Diversified Financial Services	1.1
Trading Companies & Distributors	1.0
Professional Services	1.0
Commercial Services & Supplies	0.8
Airlines	0.8
Industrial Conglomerates	0.8
Technology Hardware, Storage & Peripherals	0.6
Gas Utilities	0.6
Electrical Equipment	0.6
Multiline Retail	0.6
Semiconductors & Semiconductor Equipment	0.6
Transportation Infrastructure	0.6
Biotechnology	0.5
Air Freight & Logistics	0.5
Household Durables	0.4
IT Services	0.4
Marine	0.3
Building Products	0.3
Internet Software & Services	0.3
Construction & Engineering	0.2
Energy Equipment & Services	0.2
Electronic Equipment, Instruments & Components	0.2
Containers & Packaging	0.2
Leisure Products	0.1
Construction Materials	0.1
Paper & Forest Products	0.1
Communications Equipment	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power and Renewable Electricity Producers	0.1
Water Utilities	0.0 **
Short Term Investment	1.9
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 6.2%
AES Tiete SA Preference Shares	2,732	$15,391
Ambev SA ADR	146,030	890,783
Banco Bradesco SA	6,022	54,241
Banco Bradesco SA Preference Shares	19,112	175,345
Banco do Brasil SA	11,568	90,417
Banco do Estado do Rio Grande do Sul SA Preference Shares	3,852	11,049
Banco Santander Brasil SA	2,600	14,162
BB Seguridade Participacoes SA	23,824	261,524
BM&FBovespa SA	7,704	29,066
BR Malls Participacoes SA	2,564	12,018
BRF — Brasil Foods SA ADR	3,551	74,251
CCR SA	2,420	11,616
Centrais Eletricas Brasileiras SA ADR preferred shares	3,839	10,327
CETIP SA — Mercados Organizados	5,142	56,412
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,551	13,214
Cia Paranaense de Energia, ADR	1,288	14,168
Cielo SA	35,024	494,061
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,288	30,487
Companhia Energetica de Minas Gerais ADR	21,783	82,993
Companhia Energetica de Sao Paulo Preference Shares (Class B)	1,288	8,131
Companhia Siderurgica Nacional SA ADR	7,678	12,669
Cosan SA Industria e Comercio	1,288	10,428
CPFL Energia SA ADR	1,329	16,280
Cyrela Brazil Realty SA	2,564	8,171
EcoRodovias Infraestrutura e Logistica SA	1,424	3,553
EDP — Energias do Brasil SA	2,100	7,781
Embraer SA, ADR	638	19,325
Estacio Participacoes SA	4,564	26,446
Fibria Celulose SA ADR	733	9,976
Gerdau SA Preference Shares	11,904	28,702
Itau Unibanco Holding SA Preference Shares ADR	17,398	190,508
Itausa — Investimentos Itau SA Preference Shares	103,257	296,169
JBS SA	4,204	22,141
Klabin SA	1,766	10,853
Kroton Educacional SA	5,140	19,674
Lojas Renner SA	2,864	104,182
M Dias Branco SA	788	20,801
Natura Cosmeticos SA	604	5,355
Odontoprev SA	7,400	25,680
Oi SA, ADR (a)	11,981	22,884
Petroleo Brasileiro SA ADR (a)	27,480	248,694
Petroleo Brasileiro SA Preference Shares ADR (a)	38,522	314,340
Porto Seguro SA	664	8,849
Souza Cruz SA	15,724	123,660
Sul America SA	1,800	8,790
Telefonica Brasil SA ADR	2,551	35,536
Tim Participacoes SA ADR	1,266	20,712
Totvs SA	8,480	106,464
Tractebel Energia SA	6,372	70,132
Transmissora Alianca de Energia Electrica SA	7,704	51,039
Ultrapar Participacoes SA ADR	5,515	115,925
Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,140	6,817
Vale SA ADR	15,381	90,594
Vale SA Preference Shares ADR	27,176	137,239
Via Varejo SA	2,564	9,269

		4,559,294

CHILE — 1.6%
AES Gener SA	82,839	47,170
Aguas Andinas SA Class A	252,841	143,810
Banco de Chile ADR	4,418	291,058
Banco de Credito e Inversiones	721	31,684
Banco Santander Chile ADR	794	16,079
Cencosud SA ADR	3,393	24,464
Cia Cervecerias Unidas SA, ADR	3,301	69,915
Colbun SA	553,133	157,370
Corpbanca SA ADR	602	9,939
Empresa Nacional de Electricidad SA ADR	3,865	160,204
Empresa Nacional de Telecomunicaciones SA	678	7,503
Empresas CMPC SA	9,291	25,271
Empresas COPEC SA	5,074	53,866
Enersis SA ADR	2,108	33,370
Latam Airlines Group SA ADR (a)	1,666	11,729
SACI Falabella	3,007	21,001
Sociedad Quimica y Minera de Chile SA ADR	474	7,593
Vina Concha y Toro SA ADR	1,770	62,304

		1,174,330

CHINA — 13.4%
Agricultural Bank of China, Ltd. (Class H) (a)	455,000	244,739
Air China, Ltd.	10,000	11,300
Aluminum Corp. of China, Ltd. (Class H) (a)	24,000	12,104
Anhui Conch Cement Co., Ltd. (Class H)	6,500	22,805
Anta Sports Products, Ltd.	26,000	63,050
Bank of China, Ltd. (Class H)	1,296,071	842,587
Bank of Communications Co., Ltd. (Class H)	129,000	134,449
BBMG Corp. (Class H)	9,500	9,619
Brilliance China Automotive Holdings, Ltd.	90,000	140,470
CGN Power Co., Ltd. (Class H) (b)	14,100	7,384
China Cinda Asset Management Co., Ltd. (Class H) (a)	39,000	21,732
China CITIC Bank Corp., Ltd. (Class H) (a)	147,000	117,182
China Coal Energy Co., Ltd. (Class H)	29,000	17,319
China Communications Construction Co., Ltd. (Class H)	33,000	49,377
China Communications Services Corp., Ltd. (Class H)	182,000	92,027
China Conch Venture Holdings, Ltd.	2,500	5,740
China Construction Bank Corp. (Class H)	1,148,394	1,048,768

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China COSCO Holdings Co., Ltd. (Class H) (a)	9,500	$6,139
China Everbright Bank Co., Ltd. (Class H)	175,274	105,130
China International Marine Containers Group Co., Ltd. (Class H)	2,600	6,687
China Life Insurance Co., Ltd. (Class H)	28,000	121,895
China Longyuan Power Group Corp. (Class H)	13,000	14,455
China Merchants Bank Co., Ltd. (Class H)	40,000	116,607
China Minsheng Banking Corp., Ltd. (Class H)	68,300	89,510
China National Building Material Co., Ltd. (Class H)	42,000	39,711
China Oilfield Services, Ltd. (Class H)	14,000	22,320
China Pacific Insurance Group Co., Ltd. (Class H)	8,600	41,266
China Petroleum & Chemical Corp. (Class H)	492,395	424,908
China Railway Construction Corp., Ltd. (Class H)	18,500	28,588
China Railway Group, Ltd. (Class H)	33,000	35,628
China Shenhua Energy Co., Ltd. (Class H)	91,000	207,529
China Southern Airlines Co., Ltd. (Class H) (a)	14,000	16,542
China Telecom Corp., Ltd. (Class H)	100,000	58,690
China Vanke Co., Ltd. (Class H)	7,128	17,543
Chongqing Changan Automobile Co., Ltd. (Class B)	18,700	47,832
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	39,000	31,240
CITIC Securities Co., Ltd. (Class H)	2,000	7,211
Country Garden Holdings Co., Ltd.	52,266	22,990
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (b)	6,600	53,081
Datang International Power Generation Co., Ltd. (Class H)	28,000	14,339
Dongfeng Motor Group Co., Ltd. (Class H)	78,000	104,637
ENN Energy Holdings, Ltd.	6,000	36,182
GF Securities Co., Ltd. (Class H) (a)	2,600	6,687
Great Wall Motor Co., Ltd. (Class H) (c)	28,000	137,245
Guangzhou Automobile Group Co., Ltd. (Class H)	12,000	11,114
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	15,600	19,136
Haitian International Holdings, Ltd.	13,000	30,553
Haitong Securities Co., Ltd. (Class H)	3,600	9,519
Hengan International Group Co., Ltd.	33,374	396,482
Huadian Power International Corp., Ltd. (Class H)	10,000	11,080
Huaneng Power International, Inc. (Class H)	24,000	33,434
Industrial & Commercial Bank of China, Ltd. (Class H)	938,448	745,669
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	64,200	92,191
Jiangsu Expressway Co., Ltd. (Class H)	142,000	186,463
Jiangxi Copper Co., Ltd. (Class H)	17,000	28,375
Kingsoft Corp., Ltd.	13,000	43,850
Longfor Properties Co., Ltd.	10,000	15,917
Luye Pharma Group, Ltd. (a)	24,000	25,695
New China Life Insurance Co., Ltd. (Class H)	3,100	18,514
Nine Dragons Paper Holdings, Ltd.	12,000	10,495
People’s Insurance Co. Group of China, Ltd. (Class H)	33,000	21,113
PetroChina Co., Ltd. (Class H)	234,000	261,088
PICC Property & Casualty Co., Ltd. (Class H)	16,180	36,857
Ping An Insurance Group Co. of China, Ltd. (Class H)	8,500	114,795
Semiconductor Manufacturing International Corp. (a)	386,000	42,322
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	20,000	14,937
Shanghai Electric Group Co., Ltd. (Class H)	10,000	8,165
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	22,000	61,296
Shenzhou International Group Holdings, Ltd.	54,000	262,598
Shui On Land, Ltd.	23,500	6,669
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	208,000	118,320
Sinopec Engineering Group Co., Ltd. (Class H)	36,241	33,565
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)	22,000	11,947
Sinopharm Group Co., Ltd. (Class H)	10,400	46,215
Soho China, Ltd.	214,500	139,725
Tencent Holdings, Ltd.	77,319	1,542,879
Tingyi Cayman Islands Holding Corp.	60,000	122,592
Tsingtao Brewery Co., Ltd. (Class H)	20,000	121,379
Want Want China Holdings, Ltd.	182,000	192,504
Weichai Power Co., Ltd. (Class H)	4,000	13,338
Yanzhou Coal Mining Co., Ltd. (Class H)	26,000	20,424
Zhejiang Expressway Co., Ltd. (Class H)	166,000	230,396
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	13,000	97,426
Zijin Mining Group Co., Ltd. (Class H)	34,000	11,973
ZTE Corp. (Class H)	25,680	65,322

		9,931,576

COLOMBIA — 0.8%
Almacenes Exito SA	6,095	53,269
Banco Davivienda SA Preference Shares	8,739	89,891
BanColombia SA ADR	599	25,757
Corp Financiera Colombiana SA	3,310	46,475
Ecopetrol SA ADR	9,903	131,314
Grupo Argos SA	1,593	10,417
Grupo Aval Acciones y Valores SA Preference Shares	23,735	11,641
Grupo de Inversiones Suramericana SA	1,303	18,556
Grupo de Inversiones Suramericana SA Preference Shares	12,235	171,316
Isagen SA ESP	52,555	56,202

		614,838

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

CZECH REPUBLIC — 0.2%
CEZ AS	3,834	$89,012
Komercni Banka AS	178	39,455

		128,467

EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	45,029	330,963

GREECE — 0.2%
Alpha Bank AE (a)	22,902	6,740
Eurobank Ergasias SA (a)	98,222	12,928
FF Group	232	5,216
Hellenic Telecommunications Organization SA	1,952	14,871
National Bank of Greece SA (a)	17,913	19,648
OPAP SA	5,543	40,220
Piraeus Bank SA (a)	34,643	12,666

		112,289

HONG KONG — 7.7%
AAC Technologies Holdings, Inc.	28,500	161,018
AviChina Industry & Technology Co., Ltd. (Class H)	4,000	3,911
Beijing Enterprises Holdings, Ltd.	23,500	176,874
Beijing Enterprises Water Group, Ltd.	116,000	95,164
Belle International Holdings, Ltd.	117,000	134,770
Chailease Holding Co., Ltd.	4,000	9,645
China Agri-Industries Holdings, Ltd. (a)	23,000	13,113
China Everbright, Ltd.	2,000	6,940
China Gas Holdings, Ltd.	16,000	25,633
China Medical System Holdings, Ltd.	77,000	107,864
China Mengniu Dairy Co., Ltd.	34,000	169,506
China Merchants Holdings International Co., Ltd.	10,000	42,889
China Mobile, Ltd.	149,997	1,920,297
China Overseas Land & Investment, Ltd.	96,000	338,676
China Pharmaceutical Group, Ltd.	108,000	106,711
China Power International Development, Ltd.	20,000	15,247
China Resources Cement Holdings, Ltd.	16,000	8,936
China Resources Enterprise, Ltd.	10,000	32,247
China Resources Gas Group, Ltd.	48,000	142,405
China Resources Land, Ltd.	10,444	33,881
China Resources Power Holdings Co., Ltd.	40,000	111,705
China State Construction International Holdings, Ltd.	6,000	10,804
China Taiping Insurance Holdings Co., Ltd. (a)	4,010	14,405
China Unicom (Hong Kong), Ltd.	52,000	81,831
CITIC, Ltd.	13,000	23,308
CNOOC, Ltd.	169,000	239,792
COSCO Pacific, Ltd.	10,000	13,570
Evergrande Real Estate Group, Ltd.	78,000	46,583
Far East Horizon, Ltd.	9,000	8,567
Fosun International, Ltd.	7,000	16,469
Franshion Properties China, Ltd. (a)	30,000	10,719
GCL Poly Energy Holdings, Ltd. (a)	65,000	15,008
Geely Automobile Holdings, Ltd.	30,000	16,021
GOME Electrical Appliances Holding, Ltd.	61,000	13,455
Guangdong Investment, Ltd.	208,000	291,373
Haier Electronics Group Co., Ltd. (a)	44,000	118,619
Hanergy Thin Film Power Group, Ltd. (d)	598,000	150,801
Kunlun Energy Co., Ltd.	22,000	22,390
Lenovo Group, Ltd.	286,915	397,478
New World China Land, Ltd.	26,000	15,360
Shanghai Industrial Holdings, Ltd.	4,000	13,570
Shimao Property Holdings, Ltd.	13,000	25,656
Sino Biopharmaceutical, Ltd.	208,000	241,469
Sino-Ocean Land Holdings, Ltd.	39,000	29,479
Sinotrans, Ltd. (Class H)	11,000	7,336
Sun Art Retail Group, Ltd.	216,832	195,224
Sunac China Holdings, Ltd.	13,000	14,237
Yuexiu Property Co., Ltd.	10,000	2,180

		5,693,136

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	638	32,649
OTP Bank PLC	1,448	28,658
Richter Gedeon NyRt	1,813	27,231

		88,538

INDIA — 7.4%
Dr. Reddy’s Laboratories, Ltd. ADR	10,314	570,570
GAIL India, Ltd, GDR	8,419	313,608
ICICI Bank, Ltd. ADR	31,946	332,877
Infosys, Ltd. ADR	84,630	1,341,386
Larsen & Toubro, Ltd. GDR	11,152	310,583
Mahindra & Mahindra, Ltd. GDR	17,359	352,388
Reliance Industries, Ltd. GDR (b)	22,530	701,810
State Bank of India GDR	8,238	340,641
Tata Motors, Ltd. ADR	8,278	285,343
Tata Steel, Ltd. GDR	83,709	408,918
Wipro, Ltd. ADR	43,928	525,818

		5,483,942

INDONESIA — 5.0%
Adaro Energy Tbk PT	173,100	9,867
Astra Agro Lestari Tbk PT	32,500	55,944
Astra International Tbk PT	468,400	248,560
Bank Central Asia Tbk PT	634,525	642,497
Bank Danamon Indonesia Tbk PT	212,500	68,536
Bank Mandiri Persero Tbk PT	395,600	298,202
Bank Negara Indonesia Persero Tbk PT	287,600	114,328
Bank Rakyat Indonesia Persero Tbk PT	420,100	326,123
Bumi Serpong Damai Tbk PT	166,600	20,868
Charoen Pokphand Indonesia Tbk PT	179,600	37,045
Gudang Garam Tbk PT	15,500	52,432
Indocement Tunggal Prakarsa Tbk PT	45,500	71,240
Indofood CBP Sukses Makmur Tbk PT	53,000	49,591
Indofood Sukses Makmur Tbk PT	281,300	138,725
Jasa Marga Persero Tbk PT	268,100	110,095
Kalbe Farma Tbk PT	1,718,000	215,837
Lippo Karawaci Tbk PT	74,500	6,594
Media Nusantara Citra Tbk PT	115,800	16,850
Perusahaan Gas Negara Persero Tbk PT	357,900	115,833
Semen Indonesia Persero Tbk PT	76,800	69,124
Summarecon Agung Tbk PT	226,500	27,776
Surya Citra Media Tbk PT	161,800	34,890
Tambang Batubara Bukit Asam Persero Tbk PT	45,500	28,667
Telekomunikasi Indonesia Persero Tbk PT	2,144,660	471,319

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Tower Bersama Infrastructure Tbk PT (a)	136,600	$94,516
Unilever Indonesia Tbk PT	109,300	323,822
United Tractors Tbk PT	39,000	59,601

		3,708,882

MALAYSIA — 4.1%
Alliance Financial Group Bhd	6,900	8,028
AMMB Holdings Bhd	9,100	14,544
Astro Malaysia Holdings Bhd	19,500	15,918
Axiata Group Bhd	128,800	218,479
Berjaya Sports Toto Bhd	33,600	29,210
British American Tobacco Malaysia Bhd	3,900	64,087
CIMB Group Holdings Bhd	37,691	54,643
Digi.Com Bhd	101,100	143,625
Gamuda Bhd	5,500	6,808
Genting Bhd	10,400	22,217
Genting Malaysia Bhd	15,600	17,365
Hong Leong Bank Bhd	53,400	189,653
IHH Healthcare Bhd (a)	206,300	309,477
IJM Corp. Bhd	9,100	15,725
IOI Corp. Bhd	65,700	70,698
IOI Properties Group Bhd	27,300	13,386
Kuala Lumpur Kepong Bhd	2,600	14,747
Malayan Banking Bhd	152,264	368,856
Maxis Bhd	158,600	267,766
MISC Bhd	5,100	10,435
Petronas Chemicals Group Bhd	105,400	176,551
Petronas Dagangan Bhd	4,600	25,091
Petronas Gas Bhd	37,700	212,431
PPB Group Bhd	3,900	15,629
Public Bank Bhd	76,990	381,991
RHB Capital Bhd	7,874	15,381
SapuraKencana Petroleum Bhd	14,300	8,945
Sime Darby Bhd	45,617	103,010
Telekom Malaysia Bhd	49,685	86,122
Tenaga Nasional Bhd	34,200	114,574
UMW Holdings Bhd	5,200	13,975
Westports Holdings Bhd	23,700	26,571
YTL Corp. Bhd	35,100	14,419
YTL Power International Bhd	16,300	6,912

		3,057,269

MEXICO — 2.7%
Alfa SAB de CV (Class A)	11,529	22,065
America Movil SAB de CV (Series L)	261,190	278,991
Arca Continental SAB de CV	21,127	120,240
Cemex SAB de CV (a)	48,978	44,980
Coca-Cola FEMSA SAB de CV (Series L)	5,127	40,773
El Puerto de Liverpool SAB de CV	19,683	227,731
Fibra Uno Administracion SA de CV REIT	15,516	36,895
Fomento Economico Mexicano SAB de CV	6,415	57,226
Gentera SAB de CV	25,622	45,461
Gruma SAB de CV (Class B)	4,700	60,498
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,254	70,396
Grupo Aeroportuario del Sureste SAB de CV (Class B)	3,839	54,612
Grupo Bimbo SAB de CV (a)	10,015	25,952
Grupo Carso SAB de CV	2,493	10,407
Grupo Financiero Banorte SAB de CV	12,554	69,000
Grupo Financiero Inbursa SAB de CV	55,957	127,030
Grupo Financiero Santander Mexico SAB de CV (Class B)	10,254	18,978
Grupo Lala SAB de CV	13,335	27,867
Grupo Mexico SAB de CV (Series B)	18,182	54,903
Grupo Televisa SAB	6,415	49,924
Industrias Penoles SAB de CV	768	12,528
Kimberly-Clark de Mexico SAB de CV (Class A)	26,476	57,236
Mexichem SAB de CV	5,127	14,831
OHL Mexico SAB de CV (a)	6,415	8,398
Promotora y Operadora de Infraestructura SAB de CV (a)	427	4,582
Wal-Mart de Mexico SAB de CV	171,795	418,576

		1,960,080

PERU — 0.6%
Compania de Minas Buenaventura SA ADR	5,127	53,218
Credicorp, Ltd.	2,244	311,737
Southern Copper Corp.	3,839	112,905

		477,860

PHILIPPINES — 1.9%
Aboitiz Power Corp.	134,000	135,218
Ayala Corp.	560	9,812
Ayala Land, Inc.	10,500	8,686
Bank of the Philippine Islands	100,850	211,362
BDO Unibank, Inc.	63,020	151,505
DMCI Holdings, Inc.	13,030	3,815
International Container Terminal Services, Inc.	44,740	109,345
JG Summit Holdings, Inc.	6,560	10,431
Jollibee Foods Corp.	30,840	134,946
Megaworld Corp.	256,000	27,025
Metropolitan Bank & Trust	42,671	88,957
Philippine Long Distance Telephone Co.	6,419	400,031
SM Investments Corp.	460	9,131
Universal Robina Corp.	17,570	75,595

		1,375,859

POLAND — 1.3%
Bank Pekao SA	2,803	134,117
Bank Zachodni WBK SA (a)	664	60,249
CCC SA	520	24,058
Enea SA	3,631	15,399
Energa SA	3,019	18,254
Eurocash SA	606	6,018
Grupa Lotos SA (a)	2,186	17,437
KGHM Polska Miedz SA	1,359	38,502
LPP SA	33	58,329
mBank SA (a)	117	12,837
Orange Polska SA	5,843	12,678
PGE Polska Grupa Energetyczna SA	42,944	210,558
Polski Koncern Naftowy Orlen SA	2,842	55,791
Polskie Gornictwo Naftowe i Gazownictwo SA	13,104	22,996
Powszechna Kasa Oszczednosci Bank Polski SA	6,039	49,970
Powszechny Zaklad Ubezpieczen SA	1,992	229,158

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Tauron Polska Energia SA	16,344	$19,035

		985,386

QATAR — 1.6%
Barwa Real Estate Co.	561	8,166
Commercial Bank of Qatar QSC	7,572	114,165
Doha Bank QSC	4,208	61,481
Ezdan Holding Group QSC	1,342	6,630
Gulf International Services QSC	1,075	23,618
Industries Qatar QSC	4,724	186,819
Masraf Al Rayan QSC	9,603	122,634
Ooredoo QSC	2,602	62,169
Qatar Electricity & Water Co. QSC	3,938	246,581
Qatar Insurance Co. SAQ	4,167	110,433
Qatar Islamic Bank SAQ	4,202	124,517
Qatar National Bank SAQ	2,452	129,898
Vodafone Qatar QSC (a)	3,126	14,122

		1,211,233

RUSSIA — 3.6%
AK Transneft OAO Preference Shares (a)	19	44,606
Alrosa AO (a)	4,869	5,507
Gazprom OAO ADR	127,423	656,228
Lukoil OAO ADR	11,519	506,894
Magnit PJSC GDR	6,909	384,555
MegaFon OAO GDR	2,446	33,999
MMC Norilsk Nickel OJSC ADR	1,631	27,515
Mobile Telesystems OJSC ADR	14,093	137,830
Moscow Exchange MICEX-RTS PJSC	25,557	31,880
NOVATEK OAO GDR	221	22,498
Rosneft OAO GDR	28,576	117,733
Rostelecom OJSC ADR	1,666	15,827
RusHydro JSC ADR	14,743	14,625
Sberbank of Russia ADR	40,410	210,940
Severstal PAO GDR	536	5,671
Sistema JSFC GDR	3,856	34,126
Surgutneftegas OAO ADR	7,182	42,338
Surgutneftegas OAO ADR Preference Shares	6,066	46,102
Tatneft OAO ADR	6,637	212,251
Uralkali PJSC GDR (a)	370	4,747
VTB Bank OJSC GDR (a)	28,806	78,640

		2,634,512

SOUTH AFRICA — 7.7%
African Bank Investments, Ltd. (a)(c)	1,693	0
AngloGold Ashanti, Ltd. (a)	3,071	27,743
Aspen Pharmacare Holdings, Ltd.	2,082	61,751
Barclays Africa Group, Ltd.	2,056	30,995
Barloworld, Ltd.	1,861	14,796
Bidvest Group, Ltd.	9,473	240,498
Brait SE (a)	1,051	10,676
Coronation Fund Managers, Ltd.	6,350	43,114
Discovery, Ltd.	14,562	151,730
Exxaro Resources, Ltd.	1,431	10,248
FirstRand, Ltd.	87,972	386,453
Foschini Group, Ltd.	7,274	95,287
Gold Fields, Ltd.	6,519	20,925
Growthpoint Properties, Ltd. REIT	6,334	13,808
Hyprop Investments, Ltd.	877	8,743
Impala Platinum Holdings, Ltd. (a)	2,642	11,819
Imperial Holdings, Ltd.	1,543	23,581
Investec, Ltd.	2,225	20,082
Kumba Iron Ore, Ltd.	1,978	24,601
Liberty Holdings, Ltd.	7,483	89,498
Life Healthcare Group Holdings, Ltd.	51,075	157,924
Massmart Holdings, Ltd.	2,824	34,783
Mediclinic International, Ltd.	2,511	21,172
MMI Holdings, Ltd.	7,586	18,844
Mondi, Ltd.	421	9,259
Mr. Price Group, Ltd.	8,927	184,236
MTN Group, Ltd.	41,663	785,188
Nampak, Ltd.	2,355	6,556
Naspers, Ltd. (Class N)	195	30,444
Nedbank Group, Ltd.	6,298	125,464
Netcare, Ltd.	32,666	103,022
Pick n Pay Stores, Ltd.	16,405	77,715
Rand Merchant Insurance Holdings, Ltd.	23,670	82,821
Redefine Properties, Ltd.	114,979	96,718
Remgro, Ltd.	1,431	30,174
RMB Holdings, Ltd.	17,281	94,607
Sanlam, Ltd.	42,070	229,937
Sappi, Ltd. (a)	5,635	20,033
Sasol, Ltd.	17,077	633,120
Shoprite Holdings, Ltd.	17,511	250,307
Spar Group, Ltd.	9,740	152,194
Standard Bank Group, Ltd.	51,329	677,339
Steinhoff International Holdings, Ltd.	5,953	37,760
Telkom SA SOC, Ltd.	1,627	8,596
Tiger Brands, Ltd.	5,510	128,692
Truworths International, Ltd.	13,247	93,532
Tsogo Sun Holdings, Ltd.	14,280	28,671
Vodacom Group, Ltd.	22,110	252,654
Woolworths Holdings, Ltd.	2,199	17,863

		5,675,973

SOUTH KOREA — 14.9%
AmorePacific Corp.	1,017	381,107
AmorePacific Group	674	112,993
BNK Financial Group, Inc.	1,796	22,864
Cheil Industries, Inc. (a)	55	8,752
Cheil Worldwide, Inc. (a)	2,916	45,226
CJ CheilJedang Corp.	221	87,374
CJ Corp.	135	35,824
Coway Co., Ltd.	1,648	135,037
Daelim Industrial Co., Ltd.	312	22,936
Daewoo International Corp.	638	14,757
Daewoo Securities Co., Ltd.	796	10,883
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,528	18,219
DGB Financial Group, Inc.	1,693	17,758
Dongbu Insurance Co., Ltd.	4,385	222,110
Doosan Corp.	156	15,244
Doosan Heavy Industries & Construction Co., Ltd.	768	16,524
Doosan Infracore Co., Ltd. (a)	1,536	13,495
E-Mart Co., Ltd.	364	75,381
GS Engineering & Construction Corp. (a)	508	12,205
GS Holdings Corp.	374	16,681
Halla Visteon Climate Control Corp.	898	31,035
Hana Financial Group, Inc.	5,372	139,905
Hankook Tire Co., Ltd.	777	29,256
Hanssem Co., Ltd.	240	60,460

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Hanwha Chemical Corp.	1,028	$17,234
Hanwha Corp.	1,158	49,000
Hanwha Life Insurance Co., Ltd.	2,954	21,001
Hyosung Corp.	138	17,815
Hyundai Department Store Co., Ltd.	156	20,559
Hyundai Development Co.-Engineering & Construction	150	8,902
Hyundai Engineering & Construction Co., Ltd.	804	29,588
Hyundai Glovis Co., Ltd.	456	82,578
Hyundai Heavy Industries Co., Ltd. (a)	651	64,782
Hyundai Marine & Fire Insurance Co., Ltd.	7,066	186,873
Hyundai Mobis Co., Ltd.	2,074	394,180
Hyundai Motor Co.	1,781	217,146
Hyundai Motor Co. Preference Shares (e)	752	70,788
Hyundai Motor Co. Preference Shares (e)	364	33,285
Hyundai Motor Co., GDR	1,262	57,736
Hyundai Steel Co.	742	45,034
Hyundai Wia Corp.	302	27,886
Industrial Bank of Korea	3,864	50,056
Kangwon Land, Inc.	7,326	243,007
KB Financial Group, Inc. ADR	5,133	168,722
KCC Corp.	39	17,167
KEPCO Plant Service & Engineering Co., Ltd.	1,571	166,191
Kia Motors Corp.	5,137	208,621
Korea Electric Power Corp. ADR	9,938	202,338
Korea Gas Corp.	678	26,258
Korea Investment Holdings Co., Ltd.	188	10,736
Korea Zinc Co., Ltd.	38	18,566
Korean Air Lines Co., Ltd. (a)	758	27,522
KT Corp. ADR	5,077	64,326
KT&G Corp.	5,730	487,496
Kumho Petrochemical Co., Ltd.	113	7,172
LG Chem, Ltd.	286	71,407
LG Chem, Ltd. Preference Shares	7	1,180
LG Corp.	703	38,949
LG Display Co., Ltd. ADR	6,887	79,820
LG Electronics, Inc.	1,596	67,534
LG Household & Health Care, Ltd.	192	133,227
LG Innotek Co., Ltd.	132	11,893
LG Uplus Corp.	2,446	21,621
Lotte Chemical Corp.	108	27,982
Lotte Shopping Co., Ltd.	260	54,660
LS Corp.	299	11,647
Mirae Asset Securities Co., Ltd.	150	6,791
NAVER Corp.	685	389,341
NCSoft Corp.	325	57,835
NH Investment & Securities Co., Ltd.	760	8,312
OCI Co., Ltd.	117	9,440
Orion Corp.	117	109,925
POSCO ADR	4,143	203,380
S-Oil Corp.	233	14,121
S1 Corp.	2,082	146,521
Samsung C&T Corp.	1,382	82,019
Samsung Card Co., Ltd.	508	16,851
Samsung Electro-Mechanics Co., Ltd.	466	21,348
Samsung Electronics Co., Ltd. GDR	4,297	2,451,438
Samsung Electronics Co., Ltd. GDR Preference Shares	1,077	477,649
Samsung Fire & Marine Insurance Co., Ltd.	833	219,554
Samsung Heavy Industries Co., Ltd.	2,316	35,401
Samsung Life Insurance Co., Ltd.	2,303	221,949
Samsung SDI Co., Ltd.	431	42,889
Samsung SDS Co., Ltd.	65	15,122
Samsung Securities Co., Ltd.	231	11,307
Shinhan Financial Group Co., Ltd. ADR	5,199	192,675
Shinsegae Co., Ltd.	91	21,864
SK C&C Co., Ltd.	586	145,259
SK Holdings Co., Ltd.	873	154,963
SK Hynix, Inc.	5,756	218,279
SK Innovation Co., Ltd. (a)	1,043	114,076
SK Networks Co., Ltd.	2,316	18,645
SK Telecom Co., Ltd. ADR	6,931	171,819
Woori Bank	6,554	57,581
Yuhan Corp.	978	239,360

		10,984,225

TAIWAN — 14.0%
Acer, Inc. (a)	39,258	19,022
Advanced Semiconductor Engineering, Inc.	52,000	70,447
Advantech Co., Ltd.	24,867	170,860
Asia Cement Corp.	130,200	154,023
Asustek Computer, Inc.	29,000	282,439
AU Optronics Corp.	117,000	51,761
Catcher Technology Co., Ltd.	14,000	175,145
Cathay Financial Holding Co., Ltd. (a)	33,100	57,823
Chang Hwa Commercial Bank, Ltd.	39,060	22,407
Cheng Shin Rubber Industry Co., Ltd.	13,000	28,777
Chicony Electronics Co., Ltd.	52,020	139,599
China Airlines, Ltd. (a)	260,000	110,810
China Development Financial Holding Corp.	104,000	39,437
China Life Insurance Co., Ltd.	26,200	26,833
China Steel Corp.	272,440	217,655
Chunghwa Telecom Co., Ltd.	136,540	435,448
Compal Electronics, Inc.	62,000	47,222
CTBC Financial Holding Co., Ltd.	91,258	71,872
Delta Electronics, Inc.	59,000	302,128
E.Sun Financial Holding Co., Ltd.	39,267	26,217
Eclat Textile Co., Ltd.	5,000	81,998
Epistar Corp.	5,000	6,685
Eva Airways Corp. (a)	52,589	35,878
Far Eastern New Century Corp.	26,040	27,598
Far EasTone Telecommunications Co., Ltd.	155,449	375,845
Feng TAY Enterprise Co., Ltd.	8,000	46,411
First Financial Holding Co., Ltd	347,050	212,586
Formosa Chemicals & Fibre Corp.	20,000	48,097
Formosa Petrochemical Corp.	46,000	118,077
Formosa Plastics Corp.	52,000	122,355
Formosa Taffeta Co., Ltd.	65,000	68,993
Foxconn Technology Co., Ltd.	45,763	166,117
Fubon Financial Holding Co., Ltd.	26,000	51,740
Giant Manufacturing Co., Ltd.	6,000	50,754
Hermes Microvision, Inc.	1,000	65,144
Highwealth Construction Corp.	15,000	35,781
Hon Hai Precision Industry Co., Ltd.	141,960	446,292
Hotai Motor Co., Ltd.	1,000	14,163
HTC Corp. (a)	39,000	91,008

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Hua Nan Financial Holdings Co., Ltd.	325,750	$187,398
Innolux Corp.	103,751	54,138
Inotera Memories, Inc. (a)	64,000	51,027
Inventec Corp.	26,000	17,991
Kinsus Interconnect Technology Corp.	26,000	71,289
Largan Precision Co., Ltd.	3,000	342,738
Lite-On Technology Corp.	169,065	198,355
MediaTek, Inc.	36,877	504,370
Mega Financial Holding Co., Ltd.	78,000	70,278
Merida Industry Co., Ltd.	6,000	38,892
Nan Ya Plastics Corp.	18,000	42,237
Novatek Microelectronics Corp.	18,000	86,924
Pegatron Corp.	17,000	49,753
Phison Electronics Corp.	3,000	26,009
Pou Chen Corp.	16,000	22,817
Powertech Technology, Inc. (a)	4,000	8,660
President Chain Store Corp.	35,000	246,155
Quanta Computer, Inc.	31,000	73,344
Radiant Opto-Electronics Corp.	3,000	11,133
Realtek Semiconductor Corp.	11,000	28,200
Ruentex Development Co., Ltd.	4,000	6,326
Ruentex Industries, Ltd.	3,000	6,864
Shin Kong Financial Holding Co., Ltd.	65,271	19,927
Siliconware Precision Industries Co., Ltd.	13,000	19,908
Simplo Technology Co., Ltd.	7,000	32,443
SinoPac Financial Holdings Co., Ltd.	76,556	33,868
Standard Foods Corp.	16,090	48,080
Synnex Technology International Corp.	104,000	154,208
Taishin Financial Holding Co., Ltd.	65,496	27,277
Taiwan Business Bank (a)	121,200	37,356
Taiwan Cement Corp.	78,000	98,465
Taiwan Cooperative Financial Holding Co., Ltd.	594,730	311,296
Taiwan Mobile Co., Ltd.	132,542	442,458
Taiwan Semiconductor Manufacturing Co., Ltd.	438,495	1,996,744
Teco Electric & Machinery Co., Ltd.	13,000	10,091
TPK Holding Co., Ltd.	3,000	17,356
Transcend Information, Inc.	28,000	103,000
U-Ming Marine Transport Corp.	54,000	73,331
Uni-President Enterprises Corp.	26,120	46,307
United Microelectronics Corp.	156,000	65,981
Wistron Corp.	52,080	39,497
WPG Holdings, Ltd.	37,000	46,348
Yuanta Financial Holding Co., Ltd.	52,100	28,199
Yulon Motor Co., Ltd.	7,000	8,122

		10,320,607

THAILAND — 2.3%
Advanced Info Service PCL	39,400	279,966
Bangkok Bank PCL NVDR	11,000	57,971
Bangkok Dusit Medical Services PCL	158,800	92,622
Banpu PCL	20,800	15,704
BEC World PCL	29,900	33,197
BTS Group Holdings PCL	721,200	213,527
Bumrungrad Hospital PCL	7,800	43,185
Charoen Pokphand Foods PCL	22,100	15,704
CP ALL PCL	108,900	149,121
Delta Electronics Thailand PCL	39,600	106,106
Glow Energy PCL	25,100	63,353
Home Product Center PCL	97,159	19,417
IRPC PCL	75,000	9,948
Kasikornbank PCL NVDR	20,800	116,392
Krung Thai Bank PCL	35,100	17,771
PTT Exploration & Production PCL	21,800	70,353
PTT Global Chemical PCL	14,300	29,319
PTT PCL	23,500	249,782
Siam Cement PCL NVDR	1,300	20,014
Siam Commercial Bank PCL	9,100	41,896
Thai Oil PCL	24,000	39,082

		1,684,430

TURKEY — 0.8%
Akbank TAS	17,330	50,133
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,523	13,758
BIM Birlesik Magazalar AS	6,324	113,308
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	14,483	14,921
Ford Otomotiv Sanayi AS	1,783	23,860
Haci Omer Sabanci Holding AS	6,155	23,205
KOC Holding AS	6,402	29,632
Tofas Turk Otomobil Fabrikasi AS	2,920	19,946
Tupras-Turkiye Petrol Rafinerileri AS (a)	3,130	79,331
Turk Hava Yollari AO (a)	5,804	19,065
Turk Telekomunikasyon AS	11,169	29,392
Turkcell Iletisim Hizmetleri AS	4,852	22,367
Turkiye Garanti Bankasi AS	18,127	56,567
Turkiye Halk Bankasi AS	6,155	28,374
Turkiye Is Bankasi (Class C)	16,643	35,038
Turkiye Vakiflar Bankasi Tao (Class D)	9,109	14,655
Yapi ve Kredi Bankasi AS	9,096	13,377

		586,929

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	28,612	59,905
Aldar Properties PJSC	18,195	13,474
DP World, Ltd.	7,403	158,424
Dubai Financial Market PJSC	6,173	3,328
Dubai Islamic Bank PJSC	5,910	11,006
Emaar Properties PJSC	12,285	26,356
First Gulf Bank PJSC	45,405	187,902
National Bank of Abu Dhabi PJSC	71,266	213,432

		673,827

TOTAL COMMON STOCKS —
(Cost $73,975,628)		73,454,445

SHORT TERM INVESTMENT — 0.8%
UNITED STATES — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g) (Cost $570,545)	570,545	570,545

TOTAL INVESTMENTS — 100.2%
(Cost $74,546,173)		74,024,990
OTHER ASSETS & LIABILITIES — (0.2)%		(116,478)

NET ASSETS — 100.0%		$73,908,512

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	Non-income producing security
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	19.2%
Oil, Gas & Consumable Fuels	8.3
Wireless Telecommunication Services	8.1
Technology Hardware, Storage & Peripherals	6.5
Semiconductors & Semiconductor Equipment	4.7
Insurance	3.4
IT Services	3.4
Food & Staples Retailing	3.2
Automobiles	2.7
Internet Software & Services	2.6
Electronic Equipment, Instruments & Components	2.5
Pharmaceuticals	2.4
Food Products	2.3
Metals & Mining	2.1
Diversified Telecommunication Services	2.0
Beverages	1.9
Industrial Conglomerates	1.5
Transportation Infrastructure	1.5
Electric Utilities	1.3
Diversified Financial Services	1.2
Personal Products	1.2
Gas Utilities	1.2
Health Care Providers & Services	1.2
Real Estate Management & Development	1.1
Independent Power and Renewable Electricity Producers	1.1
Textiles, Apparel & Luxury Goods	1.1
Tobacco	1.1
Chemicals	0.9
Construction & Engineering	0.8
Hotels, Restaurants & Leisure	0.8
Construction Materials	0.7
Water Utilities	0.7
Household Products	0.7
Auto Components	0.7
Household Durables	0.7
Multiline Retail	0.6
Specialty Retail	0.5
Commercial Services & Supplies	0.4
Media	0.4
Software	0.4
Multi-Utilities	0.3
Machinery	0.3
Airlines	0.3
Road & Rail	0.3
Capital Markets	0.2
Leisure Products	0.2
Real Estate Investment Trusts	0.1
Electrical Equipment	0.1
Trading Companies & Distributors	0.1
Air Freight & Logistics	0.1
Marine	0.1
Communications Equipment	0.1
Consumer Finance	0.1
Paper & Forest Products	0.0	**
Energy Equipment & Services	0.0	**
Diversified Consumer Services	0.0	**
Distributors	0.0	**
Aerospace & Defense	0.0	**
Containers & Packaging	0.0	**
Building Products	0.0	**
Health Care Equipment & Supplies	0.0	**
Short Term Investment	0.8
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	87	$1,040
Amcor, Ltd.	301	3,174
AMP, Ltd.	227	1,050
Aurizon Holdings, Ltd.	235	927
Australia & New Zealand Banking Group, Ltd.	186	4,603
BHP Billiton, Ltd.	192	3,992
Brambles, Ltd.	412	3,357
Cochlear, Ltd.	19	1,170
Commonwealth Bank of Australia	88	5,758
CSL, Ltd.	193	12,827
Flight Centre Travel Group, Ltd.	24	629
Fortescue Metals Group, Ltd.	264	387
Insurance Australia Group, Ltd.	203	871
Lend Lease Group	85	982
Macquarie Group, Ltd.	20	1,251
Medibank Pvt, Ltd. (a)	3,210	4,959
National Australia Bank, Ltd.	181	4,634
Newcrest Mining, Ltd. (a)	109	1,091
Orica, Ltd.	58	949
Origin Energy, Ltd.	79	727
QBE Insurance Group, Ltd.	110	1,156
REA Group, Ltd.	27	814
Rio Tinto, Ltd.	32	1,322
Santos, Ltd.	78	469
Scentre Group	471	1,357
Seek, Ltd.	73	789
South32, Ltd. (a)(b)	144	195
South32, Ltd. (a)(b)	192	264
Suncorp Group, Ltd.	84	867
Telstra Corp., Ltd.	2,662	12,562
Transurban Group	784	5,604
Wesfarmers, Ltd.	62	1,860
Westfield Corp.	106	743
Westpac Banking Corp.	201	4,967
Woodside Petroleum, Ltd.	32	842
Woolworths, Ltd.	333	6,900

		95,089

AUSTRIA — 0.1%
Erste Group Bank AG (a)	33	937
OMV AG	30	825
Raiffeisen Bank International AG (a)	32	465
Voestalpine AG	23	957

		3,184

BELGIUM — 0.2%
Ageas	26	1,001
Anheuser-Busch InBev NV	29	3,474
Colruyt SA	21	940
Delhaize Group	15	1,238
Groupe Bruxelles Lambert SA	10	804
KBC Groep NV	19	1,269
Proximus	72	2,541
Solvay SA	7	962
Umicore SA	21	995

		13,224

BRITISH VIRGIN ISLANDS — 0.1%
Michael Kors Holdings, Ltd. (a)	68	2,862

CANADA — 4.2%
Agnico-Eagle Mines, Ltd.	186	5,283
Agrium, Inc.	12	1,272
Alimentation Couche-Tard, Inc. (Class B)	96	4,108
Bank of Montreal	136	8,062
Bank of Nova Scotia	294	15,182
Barrick Gold Corp.	257	2,748
BCE, Inc.	158	6,715
Bombardier, Inc. (Class B)	295	532
Brookfield Asset Management, Inc. (Class A)	49	1,713
Canadian Imperial Bank of Commerce	81	5,974
Canadian National Railway Co.	190	10,967
Canadian Natural Resources, Ltd.	62	1,684
Canadian Oil Sands, Ltd.	120	971
Canadian Pacific Railway, Ltd.	7	1,121
Canadian Tire Corp., Ltd. (Class A)	11	1,177
Catamaran Corp. (a)	23	1,406
Cenovus Energy, Inc.	42	672
CI Financial Corp.	40	1,077
Crescent Point Energy Corp.	25	513
Dollarama, Inc.	180	10,914
Eldorado Gold Corp.	467	1,938
Enbridge, Inc.	151	7,065
Encana Corp.	45	496
Fairfax Financial Holdings, Ltd.	12	5,920
First Capital Realty, Inc.	121	1,733
First Quantum Minerals, Ltd.	52	680
Franco-Nevada Corp.	241	11,499
Gildan Activewear, Inc.	52	1,728
Goldcorp, Inc.	910	14,775
Great-West Lifeco, Inc.	37	1,078
Husky Energy, Inc.	32	612
Imperial Oil, Ltd.	21	812
Intact Financial Corp.	167	11,610
Loblaw Cos., Ltd.	26	1,314
Magna International, Inc.	132	7,412
Manulife Financial Corp.	101	1,878
Metro, Inc., (Class A)	75	2,014
National Bank of Canada	188	7,065
Onex Corp.	18	996
Pembina Pipeline Corp.	8	259
Potash Corp. of Saskatchewan, Inc.	108	3,346
Power Corp. of Canada	39	998
Power Financial Corp.	33	948
Restaurant Brands International, Inc.	88	3,374
RioCan REIT	148	3,173
Rogers Communications, Inc. (Class B)	241	8,552
Royal Bank of Canada	258	15,784
Saputo, Inc.	56	1,355
Shaw Communications, Inc. (Class B)	363	7,909
Silver Wheaton Corp.	453	7,856
Sun Life Financial, Inc.	32	1,069
Suncor Energy, Inc.	107	2,948
Teck Resources, Ltd. (Class B)	67	664
TELUS Corp.	258	8,892
Thomson Reuters Corp.	150	5,714
Toronto-Dominion Bank	293	12,448
TransCanada Corp.	194	7,888
Yamana Gold, Inc.	252	759

		256,652

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

DENMARK — 0.9%
AP Moeller — Maersk A/S (Class A)	1	$1,755
AP Moeller — Maersk A/S (Class B)	1	1,810
Carlsberg A/S (Class B)	10	907
Coloplast A/S (Class B)	62	4,066
Danske Bank A/S	52	1,529
Novo Nordisk A/S (Class B)	684	37,248
Novozymes A/S (Class B)	93	4,419
Pandora A/S	34	3,651
TDC A/S	173	1,268
Tryg A/S	60	1,250

		57,903

FINLAND — 0.2%
Fortum Oyj	59	1,048
Kone Oyj (Class B)	100	4,056
Nokia Oyj	129	875
Orion Oyj (Class B)	35	1,224
Sampo Oyj (Class A)	24	1,130
Stora Enso Oyj	103	1,061
UPM-Kymmene Oyj	59	1,043
Wartsila Oyj Abp	36	1,685

		12,122

FRANCE — 1.8%
Aeroports de Paris	25	2,823
Air Liquide SA	15	1,896
Alcatel-Lucent (a)	267	972
Alstom SA (a)	27	766
Arkema SA	11	792
AXA SA	261	6,581
BNP Paribas SA	145	8,748
Bouygues SA	27	1,009
Bureau Veritas SA	56	1,289
Cap Gemini SA	14	1,238
Carrefour SA	61	1,952
Casino Guichard-Perrachon SA	8	606
Christian Dior SE	5	976
CNP Assurances	48	801
Compagnie de Saint-Gobain	38	1,705
Compagnie Generale des Etablissements Michelin	17	1,780
Credit Agricole SA	127	1,888
Danone SA	26	1,680
Dassault Systemes	76	5,523
EDF SA	27	602
Essilor International SA	15	1,788
GDF Suez	160	2,966
Hermes International	8	2,983
Iliad SA	3	665
Kering	5	892
L’Oreal SA	8	1,426
Lafarge SA	12	792
Lagardere SCA	30	874
Legrand SA	16	898
LVMH Moet Hennessy Louis Vuitton SE	12	2,101
Natixis SA	158	1,136
Orange SA	213	3,277
Pernod Ricard SA	10	1,154
Peugeot SA (a)	81	1,665
Publicis Groupe SA	44	3,251
Renault SA	25	2,602
Rexel SA	42	677
Safran SA	16	1,084
Sanofi	63	6,194
Schneider Electric SE	26	1,794
SCOR SE	29	1,023
Societe BIC SA	8	1,275
Societe Generale SA	98	4,572
Sodexo SA	10	949
Suez Environnement Co.	51	948
Technip SA	11	680
Total SA	253	12,282
Unibail-Rodamco SE	5	1,263
Valeo SA	8	1,260
Vallourec SA	19	388
Veolia Environnement SA	61	1,243
Vinci SA	37	2,139
Vivendi SA	119	3,000

		112,868

GERMANY — 2.3%
adidas AG	11	841
Allianz SE	45	7,004
BASF SE	77	6,762
Bayer AG	29	4,057
Bayerische Motoren Werke AG	31	3,391
Bayerische Motoren Werke AG Preference Shares	11	931
Beiersdorf AG	22	1,842
Brenntag AG	18	1,032
Commerzbank AG (a)	145	1,852
Continental AG	6	1,419
Daimler AG	94	8,551
Deutsche Bank AG	252	7,567
Deutsche Boerse AG	54	4,467
Deutsche Lufthansa AG (a)	41	528
Deutsche Post AG	288	8,409
Deutsche Telekom AG	283	4,872
E.ON SE	398	5,299
Fresenius Medical Care AG & Co. KGaA	125	10,312
Fresenius SE & Co. KGaA	21	1,347
Fuchs Petrolub SE Preference Shares	22	929
Hannover Rueck SE	12	1,160
HeidelbergCement AG	12	951
Henkel AG & Co. KGaA	10	953
Henkel AG & Co. KGaA Preference Shares	9	1,009
Hugo Boss AG	10	1,117
Infineon Technologies AG	94	1,166
K+S AG	29	1,221
Kabel Deutschland Holding AG (a)	27	3,610
Lanxess AG	15	884
Linde AG	10	1,893
MAN SE	45	4,632
Merck KGaA	12	1,195
Metro AG	30	945
Muenchener Rueckversicherungs- Gesellschaft AG	21	3,720
Porsche Automobil Holding SE Preference Shares	25	2,105
RWE AG	91	1,955
SAP SE	223	15,554
Siemens AG	51	5,134
Telefonica Deutschland Holding AG	324	1,866

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	37	$962
TUI AG	59	956
United Internet AG	30	1,333
Volkswagen AG	5	1,156
Volkswagen AG Preference Shares	29	6,721

		143,610

HONG KONG — 2.0%
AIA Group, Ltd.	400	2,619
Bank of East Asia, Ltd.	1,206	5,274
BOC Hong Kong Holdings, Ltd.	1,000	4,166
Cheung Kong Infrastructure Holdings, Ltd.	1,000	7,765
CK Hutchison Holdings, Ltd.	500	7,346
CLP Holdings, Ltd.	2,000	17,001
Galaxy Entertainment Group, Ltd.	1,000	3,986
Hang Seng Bank, Ltd.	1,200	23,450
HKT Trust/HKT, Ltd.	3,540	4,164
Hong Kong & China Gas Co., Ltd.	3,300	6,921
Hong Kong Exchanges and Clearing, Ltd.	302	10,658
Link REIT	1,000	5,856
MTR Corp., Ltd.	2,000	9,313
New World Development Co., Ltd.	1,013	1,325
Noble Group, Ltd.	1,000	564
Power Assets Holdings, Ltd.	1,000	9,120
Sands China, Ltd.	800	2,693
SJM Holdings, Ltd.	1,000	1,084
Wynn Macau, Ltd.	400	668

		123,973

IRELAND — 1.0%
Accenture PLC (Class A)	284	27,485
Allergan PLC (a)	8	2,428
Bank of Ireland (a)	2,748	1,108
CRH PLC	44	1,241
Eaton Corp. PLC	24	1,620
James Hardie Industries PLC	109	1,451
Kerry Group PLC (Class A)	106	7,853
Medtronic PLC	57	4,224
Pentair PLC	14	962
Perrigo Co. PLC	25	4,621
Ryanair Holdings PLC	228	3,003
Seagate Technology PLC	24	1,140
Tyco International PLC	24	923
Weatherford International PLC (a)	48	589
Willis Group Holdings PLC	32	1,501

		60,149

ISRAEL — 0.3%
Bank Hapoalim BM	308	1,660
Bank Leumi Le-Israel BM (a)	418	1,769
Israel Chemicals, Ltd.	122	853
Mizrahi Tefahot Bank, Ltd.	89	1,104
NICE Systems, Ltd.	74	4,708
Teva Pharmaceutical Industries, Ltd.	188	11,123

		21,217

ITALY — 0.5%
Assicurazioni Generali SpA	123	2,215
Atlantia SpA	38	938
Banca Monte dei Paschi di Siena SpA (a)	715	1,391
Banco Popolare SC (a)	61	1,003
Enel SpA	939	4,252
ENI SpA	310	5,499
Intesa Sanpaolo SpA	1,159	4,199
Saipem SpA (a)	40	422
Snam SpA	185	880
Telecom Italia SpA (a)(b)	1,742	2,209
Telecom Italia SpA (b)	1,354	1,381
UBI Banca SCpA	129	1,034
UniCredit SpA	390	2,618

		28,041

JAPAN — 8.5%
Aeon Co., Ltd.	100	1,420
ANA Holdings, Inc.	2,000	5,428
Aozora Bank, Ltd.	1,000	3,776
Astellas Pharma, Inc.	400	5,706
Benesse Holdings, Inc.	100	2,509
Bridgestone Corp.	100	3,700
Calbee, Inc.	100	4,217
Canon, Inc.	700	22,782
Chubu Electric Power Co., Inc.	100	1,491
Chugoku Bank, Ltd.	200	3,156
Chugoku Electric Power Co., Inc.	100	1,460
Dai-ichi Life Insurance Co., Ltd.	100	1,967
Daiichi Sankyo Co., Ltd.	100	1,850
Eisai Co., Ltd.	100	6,714
FamilyMart Co., Ltd.	100	4,601
FUJIFILM Holdings Corp.	100	3,574
Hisamitsu Pharmaceutical Co., Inc.	100	3,886
Hitachi, Ltd.	1,000	6,593
Honda Motor Co., Ltd.	200	6,475
Idemitsu Kosan Co., Ltd.	100	1,964
Inpex Corp.	100	1,137
Isetan Mitsukoshi Holdings, Ltd.	100	1,788
ITOCHU Corp.	300	3,964
Japan Airlines Co., Ltd.	200	6,979
Japan Prime Realty Investment Corp.	1	3,110
Japan Real Estate Investment Corp.	1	4,544
Japan Retail Fund Investment Corp.	3	6,004
Japan Tobacco, Inc.	300	10,691
JFE Holdings, Inc.	100	2,220
JX Holdings, Inc.	700	3,022
Kakaku.com, Inc.	200	2,896
Kansai Electric Power Co., Inc. (a)	100	1,108
KDDI Corp.	300	7,242
Kirin Holdings Co., Ltd.	100	1,378
Kobe Steel, Ltd.	1,000	1,683
Komatsu, Ltd.	100	2,008
Kyushu Electric Power Co., Inc. (a)	100	1,160
Lawson, Inc.	100	6,848
M3, Inc.	300	6,036
Marubeni Corp.	1,000	5,739
McDonald’s Holdings Co. (Japan), Ltd.	100	2,113
Miraca Holdings, Inc.	100	5,001
Mitsubishi Chemical Holdings Corp.	300	1,889
Mitsubishi Corp.	300	6,600
Mitsubishi Motors Corp.	100	852
Mitsubishi Tanabe Pharma Corp.	300	4,499
Mitsubishi UFJ Financial Group, Inc.	2,000	14,380
Mitsui & Co., Ltd.	300	4,076
Mizuho Financial Group, Inc.	3,200	6,930
MS&AD Insurance Group Holdings, Inc.	100	3,116
Nagoya Railroad Co., Ltd.	1,000	3,743
Nikon Corp.	100	1,157

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Nippon Building Fund, Inc.	1	$4,380
Nippon Prologis REIT, Inc.	2	3,684
Nippon Steel & Sumitomo Metal Corp.	1,000	2,594
Nippon Telegraph & Telephone Corp.	400	14,493
Nissan Motor Co., Ltd.	400	4,168
Nissin Foods Holding Co., Ltd.	100	4,389
Nitori Holding Co., Ltd.	100	8,156
Nomura Holdings, Inc.	200	1,358
Nomura Research Institute, Ltd.	200	7,829
NTT DoCoMo, Inc.	1,368	26,205
Oracle Corp.	100	4,184
Oriental Land Co., Ltd.	200	12,773
ORIX Corp.	100	1,488
Osaka Gas Co., Ltd.	1,000	3,950
Otsuka Corp.	100	4,675
Otsuka Holdings Co., Ltd.	400	12,760
Panasonic Corp.	200	2,748
Park24 Co., Ltd.	100	1,714
Recruit Holdings Co., Ltd.	166	5,067
Resona Holdings, Inc.	400	2,185
Ricoh Co., Ltd.	100	1,038
Santen Pharmaceutical Co., Ltd.	500	7,081
Secom Co., Ltd.	200	12,986
Sekisui House, Ltd.	100	1,589
Seven & i Holdings Co., Ltd.	100	4,299
Showa Shell Sekiyu K.K.	200	1,749
Softbank Corp.	100	5,891
Sony Corp.	200	5,658
Sumitomo Corp.	200	2,327
Sumitomo Electric Industries, Ltd.	100	1,550
Sumitomo Mitsui Financial Group, Inc.	200	8,922
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,581
Suntory Beverage & Food, Ltd.	200	7,968
Suzuken Co., Ltd.	100	3,204
T&D Holdings, Inc.	100	1,491
Takeda Pharmaceutical Co., Ltd.	589	28,452
Tobu Railway Co., Ltd.	1,000	4,299
Toho Co., Ltd.	100	2,488
Tohoku Electric Power Co., Inc.	100	1,355
Tokio Marine Holdings, Inc.	100	4,163
Tokyo Electric Power Co., Inc. (a)	300	1,635
Toshiba Corp.	1,000	3,441
Toyota Motor Corp.	200	13,407
Unicharm Corp.	100	2,378
United Urban Investment Corp.	3	4,244
USS Co., Ltd.	300	5,418
West Japan Railway Co.	200	12,806
Yahoo! Japan Corp.	400	1,615
Yamada Denki Co., Ltd.	300	1,201
Yamato Holdings Co., Ltd.	400	7,746

		520,964

LUXEMBOURG — 0.1%
Altice SA (a)	4	551
ArcelorMittal	144	1,401
RTL Group SA	12	1,084
Subsea 7 SA (a)	54	527
Tenaris SA	46	619

		4,182

NETHERLANDS — 1.3%
Aegon NV	272	1,998
Airbus Group SE	177	11,478
Akzo Nobel NV	15	1,091
ASML Holding NV	12	1,239
Chicago Bridge & Iron Co. NV	25	1,251
CNH Industrial NV	94	857
Core Laboratories NV	11	1,254
Fiat Chrysler Automobiles NV (a)	262	3,836
Heineken Holding NV	16	1,122
Heineken NV	16	1,214
ING Groep NV	434	7,162
Koninklijke Ahold NV	90	1,685
Koninklijke DSM NV	14	811
Koninklijke KPN NV	337	1,288
Koninklijke Philips NV	56	1,424
LyondellBasell Industries NV (Class A)	146	15,114
Mylan NV (a)	22	1,493
Randstad Holding NV	18	1,171
Reed Elsevier NV	223	5,286
Unilever NV	471	19,603

		80,377

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	3,468
Ryman Healthcare, Ltd.	147	787

		4,255

NORWAY — 0.1%
DnB ASA	94	1,563
Norsk Hydro ASA	195	819
Seadrill, Ltd.	27	280
Statoil ASA	118	2,101
Telenor ASA	45	983
Yara International ASA	23	1,194

		6,940

PORTUGAL — 0.0% (c)
EDP — Energias de Portugal SA	228	865
Galp Energia SGPS SA	60	703
Jeronimo Martins SGPS SA	72	923

		2,491

SINGAPORE — 0.8%
Flextronics International, Ltd. (a)	104	1,176
Oversea-Chinese Banking Corp., Ltd.	984	7,439
Singapore Airlines, Ltd.	1,000	7,969
Singapore Press Holdings, Ltd.	2,000	6,060
Singapore Telecommunications, Ltd.	6,842	21,392
StarHub, Ltd.	1,000	2,934

		46,970

SPAIN — 0.7%
ACS, Actividades de Construccion y Servicios SA	26	836
Banco Bilbao Vizcaya Argentaria SA	451	4,418
Banco de Sabadell SA	406	979
Banco Popular Espanol SA	154	746
Banco Santander SA	1,120	7,817
CaixaBank SA	181	838
Endesa SA	152	2,907
Ferrovial SA	49	1,062
Gas Natural SDG SA	35	793
Iberdrola SA	555	3,736
Inditex SA	295	9,583

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

International Consolidated Airlines Group SA (a)	161	$1,251
Repsol SA	112	1,966
Telefonica SA	448	6,364
Zardoya Otis SA	62	675

		43,971

SWEDEN — 0.7%
Alfa Laval AB	76	1,336
Assa Abloy AB (Class B)	60	1,129
Atlas Copco AB (Class A)	181	5,061
Atlas Copco AB (Class B)	106	2,638
Autoliv, Inc.	10	1,167
Boliden AB	74	1,348
Electrolux AB (Series B)	42	1,315
Elekta AB (Class B)	80	501
Hennes & Mauritz AB (Class B)	299	11,502
Investor AB (Class B)	67	2,494
Kinnevik Investment AB (Class B)	25	790
Nordea Bank AB	254	3,165
Sandvik AB	70	773
Skandinaviska Enskilda Banken AB (Class A)	116	1,482
Skanska AB (Class B)	48	972
SKF AB (Class B)	40	912
Svenska Cellulosa AB (Class B)	36	915
Svenska Handelsbanken AB (Class A)	105	1,531
Swedbank AB (Class A)	67	1,561
Telefonaktiebolaget LM Ericsson (Class B)	170	1,760
TeliaSonera AB	174	1,024
Volvo AB (Class B)	108	1,339

		44,715

SWITZERLAND — 4.2%
ABB, Ltd. (a)	110	2,305
ACE, Ltd.	25	2,542
Actelion, Ltd.	26	3,806
Adecco SA	13	1,056
Baloise Holding AG	9	1,098
Barry Callebaut AG	3	3,419
Cie Financiere Richemont SA	119	9,684
Credit Suisse Group AG (a)	141	3,877
EMS-Chemie Holding AG	3	1,268
Geberit AG	10	3,335
Givaudan SA	4	6,925
Holcim, Ltd.	14	1,034
Julius Baer Group, Ltd.	104	5,837
Kuehne + Nagel International AG	82	10,889
Nestle SA	488	35,247
Novartis AG	277	27,313
Partners Group Holding AG	7	2,094
Roche Holding AG	248	69,526
Schindler Holding AG (b)	19	3,109
Schindler Holding AG (b)	31	5,065
SGS SA	2	3,651
Swatch Group AG (b)	8	3,117
Swatch Group AG (b)	13	976
Swiss Life Holding AG	4	916
Swiss Prime Site AG	74	5,618
Swiss Re AG	39	3,453
Swisscom AG	30	16,821
Syngenta AG	23	9,352
TE Connectivity, Ltd.	102	6,559
Transocean, Ltd.	28	453
UBS Group AG (a)	249	5,283
Zurich Insurance Group AG	13	3,959

		259,587

UNITED KINGDOM — 8.5%
Aberdeen Asset Management PLC	282	1,792
Admiral Group PLC	64	1,396
Aggreko PLC	70	1,584
Amec Foster Wheeler PLC	77	990
Anglo American PLC	148	2,138
Aon PLC	12	1,196
ARM Holdings PLC	345	5,627
Associated British Foods PLC	21	948
AstraZeneca PLC	410	25,915
Aviva PLC	338	2,618
Babcock International Group PLC	12	204
BAE Systems PLC	1,094	7,763
Barclays PLC	2,251	9,222
BG Group PLC	190	3,166
BHP Billiton PLC	144	2,829
BP PLC	3,489	23,054
British American Tobacco PLC	511	27,445
British Land Co. PLC	84	1,048
BT Group PLC	425	3,009
Bunzl PLC	87	2,378
Burberry Group PLC	128	3,163
Capita PLC	264	5,140
Carnival PLC	26	1,329
Centrica PLC	1,505	6,244
Cobham PLC	301	1,245
Compass Group PLC	932	15,434
Croda International PLC	40	1,731
Delphi Automotive PLC	107	9,105
Diageo PLC	660	19,109
Direct Line Insurance Group PLC	224	1,181
easyJet PLC	39	948
Ensco PLC (Class A)	23	512
Experian PLC	60	1,094
Fresnillo PLC	280	3,056
G4S PLC	1,567	6,619
GKN PLC	158	831
GlaxoSmithKline PLC	822	17,097
Glencore PLC (a)	1,799	7,223
Hargreaves Lansdown PLC	73	1,324
HSBC Holdings PLC	2,155	19,322
ICAP PLC	156	1,299
IMI PLC	80	1,415
Imperial Tobacco Group PLC	259	12,493
Inmarsat PLC	540	7,775
Intertek Group PLC	55	2,119
ITV PLC	1,074	4,447
J Sainsbury PLC	172	718
Johnson Matthey PLC	54	2,580
Kingfisher PLC	167	912
Land Securities Group PLC	63	1,193
Legal & General Group PLC	298	1,167
Liberty Global PLC (Class A) (a)	31	1,676
Liberty Global PLC (Series C) (a)	45	2,278
Lloyds Banking Group PLC	2,616	3,507
London Stock Exchange Group PLC	50	1,864
Marks & Spencer Group PLC	144	1,214

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Merlin Entertainments PLC (d)	403	$2,707
National Grid PLC	780	10,025
Next PLC	77	9,022
Old Mutual PLC	359	1,138
Pearson PLC	53	1,004
Persimmon PLC	97	3,013
Petrofac, Ltd.	81	1,179
Prudential PLC	124	2,989
Randgold Resources, Ltd.	111	7,480
Reckitt Benckiser Group PLC	275	23,735
Reed Elsevier PLC	385	6,267
Rexam PLC	100	868
Rio Tinto PLC	356	14,635
Rolls-Royce Holdings PLC	486	6,650
Royal Bank of Scotland Group PLC (a)	227	1,255
Royal Dutch Shell PLC (Class A)	716	20,117
Royal Dutch Shell PLC (Class B)	439	12,476
Royal Mail PLC	180	1,456
RSA Insurance Group PLC	141	881
SABMiller PLC	32	1,663
Sage Group PLC	300	2,418
Schroders PLC	30	1,498
Shire PLC	192	15,385
Sky PLC	834	13,602
Smith & Nephew PLC	221	3,733
Smiths Group PLC	111	1,971
Sports Direct International PLC (a)	79	893
SSE PLC	218	5,266
Standard Chartered PLC	395	6,330
Standard Life PLC	135	943
Tate & Lyle PLC	130	1,062
Tesco PLC	1,711	5,719
Travis Perkins PLC	39	1,294
Tullow Oil PLC	74	395
Unilever PLC	367	15,757
Vodafone Group PLC	3,956	14,300
Weir Group PLC	51	1,361
Whitbread PLC	41	3,189
William Hill PLC	224	1,420
William Morrison Supermarkets PLC	345	981
Wolseley PLC	69	4,409
WPP PLC	76	1,704

		524,876

UNITED STATES — 59.5%
3M Co.	167	25,768
Abbott Laboratories	476	23,362
AbbVie, Inc.	52	3,494
Activision Blizzard, Inc.	49	1,186
Adobe Systems, Inc. (a)	17	1,377
ADT Corp.	31	1,041
Advance Auto Parts, Inc.	19	3,027
AES Corp.	74	981
Aetna, Inc.	27	3,441
Aflac, Inc.	27	1,679
AGCO Corp.	19	1,079
Agilent Technologies, Inc.	18	694
Air Products & Chemicals, Inc.	9	1,231
Albemarle Corp.	21	1,161
Alcoa, Inc.	85	948
Alleghany Corp. (a)	19	8,906
Allstate Corp.	39	2,530
Ally Financial, Inc. (a)	97	2,176
Altria Group, Inc.	297	14,526
Amazon.com, Inc. (a)	5	2,170
Ameren Corp.	27	1,017
American Capital Agency Corp.	548	10,067
American Electric Power Co., Inc.	36	1,907
American Express Co.	40	3,109
American International Group, Inc.	171	10,571
American Tower Corp.	111	10,355
American Water Works Co., Inc.	49	2,383
Ameriprise Financial, Inc.	10	1,249
AmerisourceBergen Corp.	167	17,759
Amgen, Inc.	20	3,070
Amphenol Corp. (Class A)	72	4,174
Anadarko Petroleum Corp.	19	1,483
Analog Devices, Inc.	20	1,284
Annaly Capital Management, Inc.	1,355	12,452
Antero Resources Corp. (a)	18	618
Anthem, Inc.	30	4,924
Apache Corp.	40	2,305
Apple, Inc.	1,001	125,550
Applied Materials, Inc.	52	999
Arch Capital Group, Ltd. (a)	200	13,392
Archer-Daniels-Midland Co.	71	3,424
Arrow Electronics, Inc. (a)	19	1,060
Assurant, Inc.	16	1,072
AT&T, Inc.	1,043	37,047
Automatic Data Processing, Inc.	491	39,393
AutoZone, Inc. (a)	31	20,674
AvalonBay Communities, Inc.	41	6,555
Avnet, Inc.	24	987
Axis Capital Holdings, Ltd.	122	6,511
Baker Hughes, Inc.	27	1,666
Bank of America Corp.	922	15,692
Bank of New York Mellon Corp.	96	4,029
Baxter International, Inc.	253	17,692
BB&T Corp.	58	2,338
Becton, Dickinson and Co.	126	17,848
Bed Bath & Beyond, Inc. (a)	84	5,794
Berkshire Hathaway, Inc. (Class B) (a)	187	25,453
Best Buy Co., Inc.	45	1,467
Biogen, Inc. (a)	56	22,621
BlackRock, Inc.	6	2,076
Boeing Co.	196	27,189
BorgWarner, Inc.	17	966
Boston Scientific Corp. (a)	77	1,363
Bristol-Myers Squibb Co.	237	15,770
Broadcom Corp. (Class A)	36	1,854
Brown-Forman Corp. (Class B)	33	3,306
Bunge, Ltd.	23	2,019
C.H. Robinson Worldwide, Inc.	45	2,808
C.R. Bard, Inc.	82	13,997
CA, Inc.	86	2,519
Camden Property Trust	18	1,337
Cameron International Corp. (a)	16	838
Campbell Soup Co.	152	7,243
Capital One Financial Corp.	59	5,190
Cardinal Health, Inc.	140	11,711
CarMax, Inc. (a)	24	1,589
Carnival Corp.	25	1,235
Caterpillar, Inc.	43	3,647

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

CBS Corp. (Class B)	22	$1,221
CDK Global, Inc.	54	2,915
Celanese Corp. (Series A)	17	1,222
Celgene Corp. (a)	196	22,684
CenterPoint Energy, Inc.	47	894
CenturyLink, Inc.	52	1,528
Cerner Corp. (a)	100	6,906
CF Industries Holdings, Inc.	75	4,821
Charles Schwab Corp.	39	1,273
Chesapeake Energy Corp.	54	603
Chevron Corp.	202	19,487
Chipotle Mexican Grill, Inc. (a)	13	7,865
Chubb Corp.	190	18,077
Church & Dwight Co., Inc.	197	15,983
Cigna Corp.	17	2,754
Cimarex Energy Co.	8	882
Cisco Systems, Inc.	276	7,579
CIT Group, Inc.	25	1,162
Citigroup, Inc.	333	18,395
Citrix Systems, Inc. (a)	37	2,596
Clorox Co.	154	16,019
CME Group, Inc.	24	2,233
Coach, Inc.	96	3,323
Coca-Cola Co.	508	19,929
Coca-Cola Enterprises, Inc.	65	2,824
Cognizant Technology Solutions Corp. (Class A) (a)	22	1,344
Colgate-Palmolive Co.	279	18,249
Comcast Corp. (Class A)	120	7,217
Comcast Corp. (Class A) Special	31	1,858
Comerica, Inc.	23	1,180
Computer Sciences Corp.	17	1,116
ConAgra Foods, Inc.	32	1,399
ConocoPhillips	91	5,588
CONSOL Energy, Inc.	23	500
Consolidated Edison, Inc.	379	21,937
Corning, Inc.	93	1,835
Costco Wholesale Corp.	109	14,722
Crown Castle International Corp.	120	9,636
CSX Corp.	52	1,698
Cummins, Inc.	43	5,641
CVS Health Corp.	72	7,551
Danaher Corp.	26	2,225
Darden Restaurants, Inc.	22	1,564
DaVita HealthCare Partners, Inc. (a)	90	7,152
Deere & Co.	27	2,620
Delta Air Lines, Inc.	27	1,109
Devon Energy Corp.	25	1,487
Dick’s Sporting Goods, Inc.	28	1,450
DIRECTV (a)	25	2,320
Discover Financial Services	33	1,901
DISH Network Corp. (Class A) (a)	18	1,219
Dollar General Corp.	185	14,382
Dollar Tree, Inc. (a)	120	9,479
Dominion Resources, Inc.	249	16,651
Dover Corp.	12	842
Dow Chemical Co.	75	3,838
Dr. Pepper Snapple Group, Inc.	49	3,572
DTE Energy Co.	16	1,194
Duke Energy Corp.	248	17,514
E. I. du Pont de Nemours & Co.	241	15,412
Eastman Chemical Co.	40	3,273
Eaton Vance Corp.	32	1,252
eBay, Inc. (a)	145	8,735
Ecolab, Inc.	71	8,028
Edison International	24	1,334
Edwards Lifesciences Corp. (a)	27	3,846
Electronic Arts, Inc. (a)	100	6,650
Eli Lilly & Co.	469	39,157
EMC Corp.	97	2,560
Emerson Electric Co.	161	8,924
Entergy Corp.	18	1,269
EOG Resources, Inc.	21	1,839
EQT Corp.	13	1,057
Equity Residential	18	1,263
Estee Lauder Cos., Inc. (Class A)	60	5,200
Everest Re Group, Ltd.	100	18,201
Eversource Energy	25	1,135
Exelon Corp.	76	2,388
Expeditors International of Washington, Inc.	48	2,213
Express Scripts Holding Co. (a)	129	11,473
Exxon Mobil Corp.	1,597	132,870
F5 Networks, Inc. (a)	18	2,166
Facebook, Inc. (Class A) (a)	128	10,978
Family Dollar Stores, Inc.	138	10,876
Fastenal Co.	74	3,121
Federal Realty Investment Trust	81	10,375
FedEx Corp.	17	2,897
Fidelity National Information Services, Inc.	59	3,646
Fifth Third Bancorp	86	1,791
FirstEnergy Corp.	45	1,465
Fiserv, Inc. (a)	17	1,408
FleetCor Technologies, Inc. (a)	15	2,341
Flowserve Corp.	35	1,843
Fluor Corp.	43	2,279
FMC Corp.	33	1,734
FMC Technologies, Inc. (a)	55	2,282
Foot Locker, Inc.	36	2,412
Ford Motor Co.	533	8,000
Franklin Resources, Inc.	102	5,001
Freeport-McMoRan, Inc.	81	1,508
Frontier Communications Corp.	177	876
GameStop Corp. (Class A)	36	1,547
Gap, Inc.	79	3,015
Garmin, Ltd.	29	1,274
Gartner, Inc. (a)	100	8,578
General Dynamics Corp.	71	10,060
General Electric Co.	549	14,587
General Mills, Inc.	659	36,719
General Motors Co.	252	8,399
Genuine Parts Co.	67	5,999
Gilead Sciences, Inc.	345	40,393
Goldman Sachs Group, Inc.	42	8,769
Google, Inc. (Class A) (a)	68	36,723
Google, Inc. (Class C) (a)	73	37,997
H&R Block, Inc.	80	2,372
Halliburton Co.	36	1,551
Harris Corp.	27	2,077
Hartford Financial Services Group, Inc.	40	1,663
HCA Holdings, Inc. (a)	21	1,905
HCP, Inc.	26	948
Health Care REIT, Inc.	181	11,879

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Helmerich & Payne, Inc.	26	$1,831
Henry Schein, Inc. (a)	125	17,765
Hershey Co.	128	11,370
Hertz Global Holdings, Inc. (a)	37	670
Hess Corp.	30	2,006
Hewlett-Packard Co.	567	17,016
HollyFrontier Corp.	22	939
Home Depot, Inc.	392	43,563
Honeywell International, Inc.	179	18,253
Hormel Foods Corp.	11	620
Host Hotels & Resorts, Inc.	49	972
Hudson City Bancorp, Inc.	112	1,107
Humana, Inc.	13	2,487
Illinois Tool Works, Inc.	18	1,652
Ingersoll-Rand PLC	18	1,214
Intel Corp.	1,467	44,619
Intercontinental Exchange, Inc.	6	1,342
International Business Machines Corp.	144	23,423
International Flavors & Fragrances, Inc.	19	2,077
International Paper Co.	32	1,523
Intuit, Inc.	123	12,395
Intuitive Surgical, Inc. (a)	9	4,361
Invesco, Ltd.	29	1,087
J.B. Hunt Transport Services, Inc.	68	5,582
J.M. Smucker Co.	49	5,312
Jacobs Engineering Group, Inc. (a)	19	772
Johnson & Johnson	1,046	101,943
Johnson Controls, Inc.	42	2,080
JPMorgan Chase & Co.	384	26,020
Juniper Networks, Inc.	41	1,065
Kellogg Co.	238	14,923
Keurig Green Mountain, Inc.	26	1,992
KeyCorp	83	1,247
Kimberly-Clark Corp.	184	19,498
Kinder Morgan, Inc.	43	1,651
KLA-Tencor Corp.	17	956
Kohl’s Corp.	22	1,377
Kraft Foods Group, Inc.	24	2,043
Kroger Co.	56	4,061
L Brands, Inc.	18	1,543
L-3 Communications Holdings, Inc.	9	1,020
Laboratory Corp. of America Holdings (a)	107	12,971
Las Vegas Sands Corp.	97	5,099
Leucadia National Corp.	40	971
Liberty Interactive Corp. QVC Group (Class A) (a)	40	1,110
Liberty Media Corp. (Class A) (a)	33	1,189
Liberty Media Corp. (Class C) (a)	66	2,369
Lincoln National Corp.	22	1,303
Linear Technology Corp.	66	2,919
Lockheed Martin Corp.	78	14,500
Loews Corp.	27	1,040
Lowe’s Cos., Inc.	254	17,010
Lululemon Athletica, Inc. (a)	29	1,894
M&T Bank Corp.	9	1,124
Macy’s, Inc.	126	8,501
ManpowerGroup, Inc.	13	1,162
Marathon Oil Corp.	61	1,619
Marathon Petroleum Corp.	188	9,834
Marsh & McLennan Cos., Inc.	256	14,515
Mastercard, Inc. (Class A)	321	30,007
Mattel, Inc.	94	2,415
McCormick & Co., Inc.	171	13,842
McDonald’s Corp.	590	56,091
McKesson Corp.	54	12,140
Merck & Co., Inc.	445	25,334
MetLife, Inc.	90	5,039
Mettler-Toledo International, Inc. (a)	9	3,073
MGM Resorts International (a)	41	748
Micron Technology, Inc. (a)	40	754
Microsoft Corp.	2,242	98,984
Molson Coors Brewing Co. (Class B)	16	1,117
Mondelez International, Inc. (Class A)	109	4,484
Monsanto Co.	115	12,258
Monster Beverage Corp. (a)	42	5,629
Morgan Stanley	106	4,112
Mosaic Co.	24	1,124
Motorola Solutions, Inc.	155	8,888
Murphy Oil Corp.	17	707
Nabors Industries, Ltd.	42	606
National Oilwell Varco, Inc.	26	1,255
Navient Corp.	70	1,275
NetApp, Inc.	29	915
New York Community Bancorp, Inc.	73	1,342
Newell Rubbermaid, Inc.	67	2,754
Newmont Mining Corp.	684	15,978
News Corp. (Class A) (a)	63	919
NextEra Energy, Inc.	85	8,333
NIKE, Inc. (Class B)	185	19,984
NiSource, Inc.	28	1,277
Noble Energy, Inc.	15	640
Nordstrom, Inc.	39	2,906
Norfolk Southern Corp.	15	1,310
Northern Trust Corp.	18	1,376
Northrop Grumman Corp.	52	8,249
NRG Energy, Inc.	30	686
Nucor Corp.	21	925
NVIDIA Corp.	59	1,187
O’Reilly Automotive, Inc. (a)	63	14,237
Occidental Petroleum Corp.	52	4,044
Oceaneering International, Inc.	27	1,258
Omnicare, Inc.	88	8,294
Omnicom Group, Inc.	65	4,517
ONEOK, Inc.	16	632
Oracle Corp.	933	37,600
PACCAR, Inc.	18	1,149
Pall Corp.	25	3,111
Parker-Hannifin Corp.	9	1,047
Patterson Cos., Inc.	106	5,157
Paychex, Inc.	498	23,346
People’s United Financial, Inc.	407	6,597
Pepco Holdings, Inc.	300	8,082
PepsiCo, Inc.	605	56,471
Pfizer, Inc.	624	20,923
PG&E Corp.	285	13,994
Philip Morris International, Inc.	63	5,051
Phillips 66	182	14,662
Pioneer Natural Resources Co.	5	693
PNC Financial Services Group, Inc.	54	5,165
Polaris Industries, Inc.	19	2,814
PPG Industries, Inc.	12	1,377
PPL Corp.	44	1,297

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Praxair, Inc.	66	$7,890
Precision Castparts Corp.	31	6,196
Priceline Group, Inc. (a)	13	14,968
Principal Financial Group, Inc.	22	1,128
Procter & Gamble Co.	1,010	79,022
Progressive Corp.	151	4,202
ProLogis, Inc.	27	1,002
Prudential Financial, Inc.	35	3,063
Public Service Enterprise Group, Inc.	36	1,414
Public Storage	78	14,381
Pulte Group, Inc.	54	1,088
QUALCOMM, Inc.	461	28,872
Quest Diagnostics, Inc.	18	1,305
Ralph Lauren Corp.	15	1,985
Range Resources Corp.	38	1,876
Raytheon Co.	77	7,367
Regions Financial Corp.	136	1,409
RenaissanceRe Holdings, Ltd.	100	10,151
Republic Services, Inc.	137	5,366
ResMed, Inc.	34	1,917
Reynolds American, Inc.	116	8,661
Robert Half International, Inc.	38	2,109
Rock-Tenn Co. (Class A)	22	1,324
Rockwell Automation, Inc.	37	4,612
Rockwell Collins, Inc.	38	3,509
Ross Stores, Inc.	196	9,528
Royal Caribbean Cruises, Ltd.	19	1,495
SanDisk Corp.	12	699
SBA Communications Corp. (Class A) (a)	116	13,337
SCANA Corp.	30	1,520
Schlumberger, Ltd.	100	8,619
Scripps Networks Interactive, Inc. (Class A)	21	1,373
SEI Investments Co.	39	1,912
Sempra Energy	22	2,177
Sherwin-Williams Co.	50	13,751
Sigma-Aldrich Corp.	128	17,837
Simon Property Group, Inc.	7	1,211
Skyworks Solutions, Inc.	41	4,268
Southern Co.	652	27,319
Southwest Airlines Co.	6	199
Southwestern Energy Co. (a)	78	1,773
Spectra Energy Corp.	52	1,695
St. Jude Medical, Inc.	66	4,823
Stanley Black & Decker, Inc.	12	1,263
Staples, Inc.	93	1,424
Starbucks Corp.	648	34,743
Starwood Hotels & Resorts Worldwide, Inc.	13	1,054
State Street Corp. (e)	36	2,772
Stericycle, Inc. (a)	105	14,061
Stryker Corp.	13	1,242
SunTrust Banks, Inc.	53	2,280
Symantec Corp.	46	1,070
Synopsys, Inc. (a)	194	9,826
Sysco Corp.	213	7,689
T. Rowe Price Group, Inc.	67	5,208
Talen Energy Corp. (a)	5	86
Target Corp.	266	21,714
TD Ameritrade Holding Corp.	61	2,246
Teradata Corp. (a)	41	1,517
Tesoro Corp.	21	1,773
Texas Instruments, Inc.	238	12,259
Textron, Inc.	28	1,250
Thermo Fisher Scientific, Inc.	13	1,687
Tiffany & Co.	29	2,662
Time Warner Cable, Inc.	14	2,494
Time Warner, Inc.	61	5,332
TJX Cos., Inc.	348	23,027
Tractor Supply Co.	39	3,508
Travelers Cos., Inc.	125	12,083
TripAdvisor, Inc. (a)	28	2,440
Twenty-First Century Fox, Inc. (Class A)	370	12,042
Twenty-First Century Fox, Inc. (Class B)	130	4,189
Tyson Foods, Inc. (Class A)	28	1,194
U.S. Bancorp	189	8,203
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	2,317
Under Armour, Inc. (Class A) (a)	34	2,837
Union Pacific Corp.	229	21,840
United Parcel Service, Inc. (Class B)	137	13,277
United Technologies Corp.	39	4,326
UnitedHealth Group, Inc.	159	19,398
Universal Health Services, Inc. (Class B)	12	1,705
Unum Group	30	1,073
Urban Outfitters, Inc. (a)	33	1,155
V.F. Corp.	200	13,948
Valero Energy Corp.	81	5,071
Varian Medical Systems, Inc. (a)	100	8,433
Ventas, Inc.	61	3,788
Verizon Communications, Inc.	770	35,890
Visa, Inc. (Class A)	640	42,976
Voya Financial, Inc.	28	1,301
W.R. Berkley Corp.	139	7,218
W.W. Grainger, Inc.	16	3,786
Wabtec Corp.	22	2,073
Wal-Mart Stores, Inc.	705	50,006
Walgreens Boots Alliance, Inc.	44	3,715
Walt Disney Co.	358	40,862
Waste Management, Inc.	329	15,249
Waters Corp. (a)	21	2,696
WEC Energy Group, Inc.	194	8,724
Wells Fargo & Co.	582	32,732
Western Digital Corp.	13	1,019
Western Union Co.	68	1,382
Westlake Chemical Corp.	13	892
Weyerhaeuser Co.	34	1,071
Whirlpool Corp.	7	1,211
Whiting Petroleum Corp. (a)	14	470
Whole Foods Market, Inc.	100	3,944
Williams Cos., Inc.	22	1,263
Xcel Energy, Inc.	338	10,877
Xerox Corp.	123	1,309
Xilinx, Inc.	57	2,517
XL Group PLC	32	1,190
Yahoo!, Inc. (a)	143	5,618
Yum! Brands, Inc.	128	11,530
Zimmer Biomet Holdings, Inc.	10	1,092

		3,661,283

TOTAL COMMON STOCKS —
(Cost $6,048,174)		6,131,505

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/3/15) (a)	112	58

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Zardoya Otis SA (expired 6/30/15) (a)	62	$27

TOTAL RIGHTS —
(Cost $102)		85

SHORT TERM INVESTMENT — 1.2%
UNITED STATES — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g) (Cost $74,076)	74,076	74,076

TOTAL INVESTMENTS — 100.9%
(Cost $6,122,352)		6,205,666
OTHER ASSETS & LIABILITIES — (0.9)%		(55,320)

NET ASSETS — 100.0%		$6,150,346

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	8.4%
Banks	6.4
Oil, Gas & Consumable Fuels	5.0
Insurance	3.9
IT Services	3.7
Software	3.7
Diversified Telecommunication Services	3.3
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	3.0
Household Products	2.9
Hotels, Restaurants & Leisure	2.8
Health Care Providers & Services	2.8
Food Products	2.6
Food & Staples Retailing	2.6
Media	2.5
Real Estate Investment Trusts	2.5
Chemicals	2.4
Electric Utilities	2.2
Beverages	2.1
Aerospace & Defense	2.1
Metals & Mining	2.0
Health Care Equipment & Supplies	1.9
Biotechnology	1.9
Internet Software & Services	1.8
Multi-Utilities	1.6
Multiline Retail	1.6
Tobacco	1.4
Textiles, Apparel & Luxury Goods	1.4
Semiconductors & Semiconductor Equipment	1.3
Wireless Telecommunication Services	1.3
Road & Rail	1.3
Automobiles	1.3
Capital Markets	1.1
Machinery	1.1
Commercial Services & Supplies	1.0
Industrial Conglomerates	0.9
Communications Equipment	0.9
Diversified Financial Services	0.8
Personal Products	0.7
Trading Companies & Distributors	0.7
Air Freight & Logistics	0.7
Auto Components	0.4
Airlines	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.4
Internet & Catalog Retail	0.4
Professional Services	0.3
Electrical Equipment	0.3
Transportation Infrastructure	0.3
Energy Equipment & Services	0.2
Marine	0.2
Consumer Finance	0.2
Health Care Technology	0.2
Gas Utilities	0.2
Leisure Products	0.2
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Building Products	0.1
Distributors	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Water Utilities	0.1
Construction Materials	0.0	**
Diversified Consumer Services	0.0	**
Paper & Forest Products	0.0	**
Thrifts & Mortgage Finance	0.0	**
Independent Power and Renewable Electricity Producers	0.0	**
Short Term Investment	1.2
Other Assets & Liabilities	(0.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIRLINES — 0.3%
Qantas Airways, Ltd. (a)	6,514	$15,821

BANKS — 20.2%
Australia & New Zealand Banking Group, Ltd.	9,152	226,502
Bank of Queensland, Ltd.	296	2,905
Bendigo & Adelaide Bank, Ltd.	3,374	31,793
Commonwealth Bank of Australia	4,087	267,416
National Australia Bank, Ltd.	9,093	232,800
Westpac Banking Corp.	9,476	234,157

		995,573

BEVERAGES — 0.5%
Coca-Cola Amatil, Ltd.	3,211	22,582
Treasury Wine Estates, Ltd.	896	3,436

		26,018

BIOTECHNOLOGY — 5.4%
CSL, Ltd.	4,003	266,043

CAPITAL MARKETS — 0.9%
Macquarie Group, Ltd.	674	42,168
Platinum Asset Management, Ltd.	424	2,438

		44,606

CHEMICALS — 1.9%
Incitec Pivot, Ltd.	10,985	32,506
Orica, Ltd.	3,795	62,070

		94,576

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brambles, Ltd.	18,136	147,757

CONSTRUCTION & ENGINEERING — 0.3%
CIMIC Group, Ltd.	882	14,744

CONSTRUCTION MATERIALS — 0.8%
Boral, Ltd.	3,020	13,579
James Hardie Industries PLC	1,787	23,789

		37,368

CONTAINERS & PACKAGING — 3.8%
Amcor, Ltd.	17,717	186,829

DIVERSIFIED FINANCIAL SERVICES — 1.6%
ASX, Ltd.	2,609	80,011

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
Telstra Corp., Ltd.	53,469	252,331
TPG Telecom, Ltd.	887	6,115

		258,446

ELECTRIC UTILITIES — 0.3%
AusNet Services	12,880	13,810

ENERGY EQUIPMENT & SERVICES — 0.3%
WorleyParsons, Ltd.	1,560	12,482

FOOD & STAPLES RETAILING — 11.6%
Wesfarmers, Ltd.	9,643	289,275
Woolworths, Ltd.	13,546	280,693

		569,968

GAS UTILITIES — 0.9%
APA Group	7,236	45,828

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Cochlear, Ltd.	472	29,077

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Healthscope, Ltd.	15,938	33,320
Ramsay Health Care, Ltd.	1,749	82,633
Sonic Healthcare, Ltd.	4,428	72,730

		188,683

HOTELS, RESTAURANTS & LEISURE — 1.5%
Aristocrat Leisure, Ltd.	398	2,340
Crown Resorts, Ltd.	2,692	25,243
Flight Centre Travel Group, Ltd.	448	11,745
Tabcorp Holdings, Ltd.	2,494	8,722
Tatts Group, Ltd.	9,393	26,856

		74,906

INSURANCE — 5.0%
AMP, Ltd.	7,576	35,054
Insurance Australia Group, Ltd.	15,525	66,584
Medibank Pvt, Ltd. (a)	21,785	33,655
QBE Insurance Group, Ltd.	3,073	32,287
Suncorp Group, Ltd.	7,751	80,008

		247,588

IT SERVICES — 0.1%
Computershare, Ltd.	487	4,383

MEDIA — 0.2%
REA Group, Ltd.	325	9,794

METALS & MINING — 12.9%
Alumina, Ltd.	5,486	6,451
BHP Billiton, Ltd.	17,518	364,210
Fortescue Metals Group, Ltd.	16,199	23,781
Iluka Resources, Ltd.	2,725	16,085
Newcrest Mining, Ltd. (a)	3,352	33,544
Rio Tinto, Ltd.	4,032	166,571
South32, Ltd. (a)	19,566	26,919

		637,561

MULTI-UTILITIES — 1.6%
AGL Energy, Ltd.	6,468	77,304

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	3,842	13,318

OIL, GAS & CONSUMABLE FUELS — 4.5%
Caltex Australia, Ltd.	807	19,755
Origin Energy, Ltd.	2,309	21,243
Santos, Ltd.	1,510	9,088
Woodside Petroleum, Ltd.	6,579	173,088

		223,174

PROFESSIONAL SERVICES — 0.5%
Seek, Ltd.	2,150	23,234

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Dexus Property Group	3,269	18,342
Federation Centres	9,325	20,928
Goodman Group	7,682	37,020
GPT Group	16,558	54,469
Mirvac Group	8,444	12,007
Scentre Group	30,975	89,278
Stockland	12,614	39,750
Westfield Corp.	13,934	97,672

		369,466

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Lend Lease Group	4,105	47,421

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

ROAD & RAIL — 0.7%
Asciano, Ltd.	1,319	$6,742
Aurizon Holdings, Ltd.	6,951	27,407

		34,149

TRANSPORTATION INFRASTRUCTURE — 2.5%
Sydney Airport	9,034	34,579
Transurban Group	12,767	91,258

		125,837

TOTAL COMMON STOCKS —
(Cost $5,454,085)		4,915,775

SHORT TERM INVESTMENT — 1.3%
UNITED STATES — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c) (Cost $62,612)	62,612	62,612

TOTAL INVESTMENTS — 101.0%
(Cost $5,516,697)		4,978,387
OTHER ASSETS & LIABILITIES — (1.0)%		(49,139)

NET ASSETS — 100.0%		$4,929,248

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	20.2%
Metals & Mining	12.9
Food & Staples Retailing	11.6
Real Estate Investment Trusts	7.5
Biotechnology	5.4
Diversified Telecommunication Services	5.2
Insurance	5.0
Oil, Gas & Consumable Fuels	4.5
Health Care Providers & Services	3.8
Containers & Packaging	3.8
Commercial Services & Supplies	3.0
Transportation Infrastructure	2.5
Chemicals	1.9
Diversified Financial Services	1.6
Multi-Utilities	1.6
Hotels, Restaurants & Leisure	1.5
Real Estate Management & Development	1.0
Gas Utilities	0.9
Capital Markets	0.9
Construction Materials	0.8
Road & Rail	0.7
Health Care Equipment & Supplies	0.6
Beverages	0.5
Professional Services	0.5
Airlines	0.3
Construction & Engineering	0.3
Electric Utilities	0.3
Multiline Retail	0.3
Energy Equipment & Services	0.3
Media	0.2
IT Services	0.1
Short Term Investment	1.3
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.2%
Bombardier, Inc. (Class B)	4,648	$8,377
CAE, Inc.	394	4,693

		13,070

AUTO COMPONENTS — 2.7%
Magna International, Inc.	2,503	140,543

BANKS — 18.0%
Bank of Montreal	2,286	135,518
Bank of Nova Scotia	3,509	181,205
Canadian Imperial Bank of Commerce	2,630	193,956
National Bank of Canada	1,300	48,857
Royal Bank of Canada	3,215	196,693
Toronto-Dominion Bank	4,507	191,478

		947,707

CAPITAL MARKETS — 2.3%
CI Financial Corp.	4,390	118,150
IGM Financial, Inc.	128	4,078

		122,228

CHEMICALS — 4.5%
Agrium, Inc.	322	34,141
Methanex Corp.	1,133	63,272
Potash Corp. of Saskatchewan, Inc.	4,438	137,500

		234,913

CONSTRUCTION & ENGINEERING — 0.1%
SNC-Lavalin Group, Inc.	229	7,697

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Onex Corp.	589	32,605

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
BCE, Inc.	1,464	62,221
TELUS Corp.	3,238	111,603

		173,824

ELECTRIC UTILITIES — 1.1%
Fortis, Inc.	2,118	59,513

FOOD & STAPLES RETAILING — 7.4%
Alimentation Couche-Tard, Inc. (Class B)	3,309	141,615
Empire Co., Ltd. (Class A)	523	36,852
George Weston, Ltd.	435	34,185
Jean Coutu Group PJC, Inc. (Class A)	1,489	27,670
Loblaw Cos., Ltd.	827	41,786
Metro, Inc., (Class A)	4,031	108,230

		390,338

FOOD PRODUCTS — 1.8%
Saputo, Inc.	4,006	96,937

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Catamaran Corp. (a)	346	21,154

HOTELS, RESTAURANTS & LEISURE — 0.1%
Restaurant Brands International, Inc.	122	4,678

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TransAlta Corp.	801	6,211

INSURANCE — 10.6%
Fairfax Financial Holdings, Ltd.	112	55,251
Great-West Lifeco, Inc.	5,353	155,902
Industrial Alliance Insurance & Financial Services, Inc.	240	8,076
Intact Financial Corp.	2,184	151,828
Manulife Financial Corp.	3,364	62,540
Power Corp. of Canada	1,326	33,924
Power Financial Corp.	1,703	48,930
Sun Life Financial, Inc.	1,306	43,622

		560,073

IT SERVICES — 1.8%
CGI Group, Inc. (Class A) (a)	2,422	94,769

MEDIA — 2.4%
Shaw Communications, Inc. (Class B)	2,699	58,803
Thomson Reuters Corp.	1,766	67,276

		126,079

METALS & MINING — 3.5%
Agnico-Eagle Mines, Ltd.	483	13,719
Barrick Gold Corp.	3,094	33,085
Eldorado Gold Corp.	1,320	5,477
First Quantum Minerals, Ltd.	1,460	19,097
Franco-Nevada Corp.	486	23,190
Goldcorp, Inc.	1,971	32,001
Kinross Gold Corp. (a)	2,748	6,405
Silver Wheaton Corp.	1,093	18,954
Teck Resources, Ltd. (Class B)	2,114	20,963
Turquoise Hill Resources, Ltd. (a)	806	3,067
Yamana Gold, Inc.	2,146	6,463

		182,421

MULTI-UTILITIES — 1.3%
Atco, Ltd. (Class I)	412	13,032
Canadian Utilities, Ltd. (Class A)	1,858	53,532

		66,564

MULTILINE RETAIL — 3.3%
Canadian Tire Corp., Ltd. (Class A)	282	30,173
Dollarama, Inc.	2,397	145,343

		175,516

OIL, GAS & CONSUMABLE FUELS — 19.5%
AltaGas, Ltd.	443	13,498
ARC Resources, Ltd.	381	6,531
Baytex Energy Corp.	351	5,463
Cameco Corp.	535	7,658
Canadian Natural Resources, Ltd.	5,047	137,044
Canadian Oil Sands, Ltd.	1,387	11,221
Cenovus Energy, Inc.	2,243	35,879
Crescent Point Energy Corp.	655	13,447
Enbridge, Inc.	1,575	73,688
Encana Corp.	1,684	18,574
Enerplus Corp.	551	4,837
Husky Energy, Inc.	2,168	41,486
Imperial Oil, Ltd.	4,260	164,640
Inter Pipeline, Ltd.	897	20,621
Keyera Corp.	2,154	71,947
MEG Energy Corp. (a)	209	3,415
Paramount Resources, Ltd. (Class A) (a)	32	735
Pembina Pipeline Corp.	1,074	34,729
Peyto Exploration & Development Corp.	1,568	38,344
PrairieSky Royalty, Ltd.	2,319	58,530
Suncor Energy, Inc.	4,275	117,794
Tourmaline Oil Corp. (a)	167	5,019

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

TransCanada Corp.	2,002	$81,398
Veresen, Inc.	1,116	15,098
Vermilion Energy, Inc.	1,090	47,103

		1,028,699

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	84	4,618

PHARMACEUTICALS — 0.8%
Valeant Pharmaceuticals International, Inc. (a)	178	39,504

REAL ESTATE INVESTMENT TRUSTS — 1.4%
H&R REIT	1,933	34,744
RioCan REIT	1,837	39,390

		74,134

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Brookfield Asset Management, Inc. (Class A)	1,934	67,604
First Capital Realty, Inc.	3,327	47,648

		115,252

ROAD & RAIL — 5.1%
Canadian National Railway Co.	2,876	166,001
Canadian Pacific Railway, Ltd.	650	104,140

		270,141

SOFTWARE — 1.2%
Constellation Software, Inc.	14	5,561
Open Text Corp.	1,452	59,001

		64,562

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	597	4,882

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Gildan Activewear, Inc.	3,250	108,008

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Finning International, Inc.	2,005	37,725

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Rogers Communications, Inc. (Class B)	1,572	55,781

TOTAL COMMON STOCKS —
(Cost $5,640,009)		5,260,146

RIGHTS — 0.0% (b)
SOFTWARE — 0.0% (b)
Constellation Software, Inc. (expiring 9/15/15) (a) (Cost $3)	11	2

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $1,107)	1,107	1,107

TOTAL INVESTMENTS — 99.8%
(Cost $5,641,119)		5,261,255
OTHER ASSETS & LIABILITIES — 0.2%		8,062

NET ASSETS — 100.0%		$5,269,317

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	19.5%
Banks	18.0
Insurance	10.6
Food & Staples Retailing	7.4
Road & Rail	5.1
Chemicals	4.5
Metals & Mining	3.5
Multiline Retail	3.3
Diversified Telecommunication Services	3.3
Auto Components	2.7
Media	2.4
Capital Markets	2.3
Real Estate Management & Development	2.2
Textiles, Apparel & Luxury Goods	2.1
Food Products	1.8
IT Services	1.8
Real Estate Investment Trusts	1.4
Multi-Utilities	1.3
Software	1.2
Electric Utilities	1.1
Wireless Telecommunication Services	1.1
Pharmaceuticals	0.8
Trading Companies & Distributors	0.7
Diversified Financial Services	0.6
Health Care Providers & Services	0.4
Aerospace & Defense	0.2
Construction & Engineering	0.1
Independent Power and Renewable Electricity Producers	0.1
Technology Hardware, Storage & Peripherals	0.1
Hotels, Restaurants & Leisure	0.1
Paper & Forest Products	0.1
Short Term Investment	0.0
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 4.4%
Deutsche Post AG	15,956	$465,877

AIRLINES — 0.4%
Deutsche Lufthansa AG (a)	3,402	43,837

AUTO COMPONENTS — 2.9%
Continental AG	1,330	314,530

AUTOMOBILES — 10.5%
Bayerische Motoren Werke AG	1,180	129,083
Bayerische Motoren Werke AG Preference Shares	1,664	140,776
Daimler AG	3,923	356,849
Porsche Automobil Holding SE Preference Shares	1,750	147,350
Volkswagen AG	208	48,101
Volkswagen AG Preference Shares	1,295	300,121

		1,122,280

BANKS — 0.8%
Commerzbank AG (a)	6,718	85,818

BIOTECHNOLOGY — 0.8%
QIAGEN NV (a)	3,598	88,336

CAPITAL MARKETS — 2.5%
Deutsche Bank AG	8,945	268,598

CHEMICALS — 11.5%
BASF SE	7,638	670,779
Evonik Industries AG	969	36,951
Fuchs Petrolub SE Preference Shares	1,063	44,871
K+S AG	2,076	87,400
Lanxess AG	331	19,506
Linde AG	1,228	232,463
Symrise AG	2,166	134,351

		1,226,321

CONSTRUCTION MATERIALS — 0.3%
HeidelbergCement AG	448	35,505

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Deutsche Boerse AG	3,372	278,963

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Deutsche Telekom AG	15,714	270,507
Telefonica Deutschland Holding AG	11,949	68,831

		339,338

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	202	9,668

FOOD & STAPLES RETAILING — 0.3%
Metro AG	1,126	35,480

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Fresenius Medical Care AG & Co. KGaA	4,132	340,871
Fresenius SE & Co. KGaA	3,700	237,252

		578,123

HOUSEHOLD PRODUCTS — 4.9%
Henkel AG & Co. KGaA	1,212	115,447
Henkel AG & Co. KGaA Preference Shares	3,630	406,881

		522,328

INDUSTRIAL CONGLOMERATES — 6.6%
Siemens AG	7,032	707,897

INSURANCE — 9.4%
Allianz SE	3,070	477,857
Hannover Rueck SE	1,905	184,216
Muenchener Rueckversicherungs- Gesellschaft AG	1,947	344,926

		1,006,999

INTERNET SOFTWARE & SERVICES — 0.7%
United Internet AG	1,651	73,352

MACHINERY — 2.6%
GEA Group AG	1,973	87,955
MAN SE	1,889	194,455

		282,410

MEDIA — 3.0%
Axel Springer SE	627	32,897
Kabel Deutschland Holding AG (a)	592	79,153
ProSiebenSat.1 Media AG	2,070	102,173
RTL Group SA (b)	534	48,229
RTL Group SA (b)	702	63,825

		326,277

METALS & MINING — 0.3%
ThyssenKrupp AG	1,125	29,250

MULTI-UTILITIES — 4.3%
E.ON SE	22,782	303,335
RWE AG	7,047	151,422

		454,757

PERSONAL PRODUCTS — 2.1%
Beiersdorf AG	2,721	227,805

PHARMACEUTICALS — 7.9%
Bayer AG	4,262	596,202
Merck KGaA	2,503	249,267

		845,469

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.3%
Deutsche Annington Immobilien SE	4,434	124,991
Deutsche Wohnen AG	463	10,604

		135,595

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Infineon Technologies AG	10,680	132,443

SOFTWARE — 5.7%
SAP SE	8,744	609,885

TEXTILES, APPAREL & LUXURY GOODS — 3.6%
adidas AG	2,532	193,672
Hugo Boss AG	1,716	191,675

		385,347

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Brenntag AG	341	19,540

TRANSPORTATION INFRASTRUCTURE — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	452	28,374

TOTAL COMMON STOCKS —
(Cost $11,204,330)		10,680,402

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 2.1%
UNITED STATES — 2.1%
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $224,223)	224,223	$224,223

TOTAL INVESTMENTS — 101.9%
(Cost $11,428,553)		10,904,625
OTHER ASSETS & LIABILITIES — (1.9)%		(205,377)

NET ASSETS — 100.0%		$10,699,248

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	11.5%
Automobiles	10.5
Insurance	9.4
Pharmaceuticals	7.9
Industrial Conglomerates	6.6
Software	5.7
Health Care Providers & Services	5.4
Household Products	4.9
Air Freight & Logistics	4.4
Multi-Utilities	4.3
Textiles, Apparel & Luxury Goods	3.6
Diversified Telecommunication Services	3.2
Media	3.0
Auto Components	2.9
Machinery	2.6
Diversified Financial Services	2.6
Capital Markets	2.5
Personal Products	2.1
Real Estate Management & Development	1.3
Semiconductors & Semiconductor Equipment	1.2
Biotechnology	0.8
Banks	0.8
Internet Software & Services	0.7
Airlines	0.4
Construction Materials	0.3
Food & Staples Retailing	0.3
Metals & Mining	0.3
Transportation Infrastructure	0.3
Trading Companies & Distributors	0.2
Electrical Equipment	0.1
Short Term Investment	2.1
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	2,500	$48,411

AIRLINES — 1.3%
ANA Holdings, Inc.	18,000	48,852
Japan Airlines Co., Ltd.	3,600	125,624

		174,476

AUTO COMPONENTS — 5.1%
Aisin Seiki Co., Ltd.	700	29,804
Bridgestone Corp.	8,500	314,500
Denso Corp.	1,900	94,654
Koito Manufacturing Co., Ltd.	1,300	50,729
NGK Spark Plug Co., Ltd.	1,800	49,941
NHK Spring Co., Ltd.	400	4,410
NOK Corp.	200	6,211
Stanley Electric Co., Ltd.	200	4,171
Sumitomo Electric Industries, Ltd.	3,300	51,159
Sumitomo Rubber Industries, Inc.	2,000	31,006
Toyoda Gosei Co., Ltd.	200	4,827
Toyota Industries Corp.	600	34,225

		675,637

AUTOMOBILES — 7.6%
Daihatsu Motor Co., Ltd.	2,100	29,913
Fuji Heavy Industries, Ltd.	7,000	257,884
Honda Motor Co., Ltd.	5,000	161,872
Isuzu Motors, Ltd.	1,200	15,764
Mazda Motor Corp.	600	11,758
Mitsubishi Motors Corp.	9,300	79,194
Nissan Motor Co., Ltd.	12,200	127,120
Suzuki Motor Corp.	500	16,896
Toyota Motor Corp.	4,400	294,964
Yamaha Motor Co., Ltd.	400	8,751

		1,004,116

BANKS — 7.7%
Aozora Bank, Ltd.	14,000	52,858
Bank of Kyoto, Ltd.	1,000	11,523
Bank of Yokohama, Ltd.	5,000	30,670
Chiba Bank, Ltd.	3,000	22,874
Chugoku Bank, Ltd.	400	6,312
Fukuoka Financial Group, Inc.	2,000	10,379
Gunma Bank, Ltd.	1,000	7,388
Hachijuni Bank, Ltd.	1,000	7,551
Hiroshima Bank, Ltd.	1,000	5,982
Hokuhoku Financial Group, Inc.	2,000	4,724
Iyo Bank, Ltd.	600	7,375
Joyo Bank, Ltd.	1,000	5,606
Mitsubishi UFJ Financial Group, Inc.	36,500	262,434
Mizuho Financial Group, Inc.	98,300	212,884
Resona Holdings, Inc.	14,400	78,670
Seven Bank, Ltd.	4,600	21,315
Shinsei Bank, Ltd.	3,000	6,056
Shizuoka Bank, Ltd.	1,000	10,452
Sumitomo Mitsui Financial Group, Inc.	4,700	209,678
Sumitomo Mitsui Trust Holdings, Inc.	8,000	36,651
Suruga Bank, Ltd.	600	12,881

		1,024,263

BEVERAGES — 1.2%
Asahi Group Holdings, Ltd.	1,400	44,535
Kirin Holdings Co., Ltd.	4,100	56,491
Suntory Beverage & Food, Ltd.	1,300	51,792

		152,818

BUILDING PRODUCTS — 0.4%
Asahi Glass Co., Ltd.	4,000	24,027
Daikin Industries, Ltd.	200	14,398
LIXIL Group Corp.	600	11,915

		50,340

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	2,000	14,991
Nomura Holdings, Inc.	4,800	32,582
SBI Holdings, Inc.	200	2,756

		50,329

CHEMICALS — 2.8%
Asahi Kasei Corp.	7,000	57,521
Daicel Corp.	200	2,569
Hitachi Chemical Co., Ltd.	200	3,609
JSR Corp.	200	3,537
Kaneka Corp.	2,000	14,628
Kuraray Co., Ltd.	1,400	17,127
Mitsubishi Chemical Holdings Corp.	3,800	23,928
Mitsubishi Gas Chemical Co., Inc.	1,000	5,606
Mitsui Chemicals, Inc.	2,000	7,437
Nippon Paint Holdings Co., Ltd.	2,200	62,117
Nitto Denko Corp.	200	16,443
Shin-Etsu Chemical Co., Ltd.	1,200	74,521
Sumitomo Chemical Co., Ltd.	2,000	12,030
Taiyo Nippon Sanso Corp.	100	1,210
Teijin, Ltd.	2,000	7,764
Toray Industries, Inc.	7,000	59,237

		369,284

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Dai Nippon Printing Co., Ltd.	2,000	20,668
Park24 Co., Ltd.	2,200	37,702
Secom Co., Ltd.	1,100	71,421
Toppan Printing Co., Ltd.	2,000	16,737

		146,528

CONSTRUCTION & ENGINEERING — 0.6%
JGC Corp.	2,000	37,788
Kajima Corp.	2,000	9,398
Obayashi Corp.	1,000	7,298
Shimizu Corp.	1,000	8,426
Taisei Corp.	2,000	11,490

		74,400

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	3,000	8,777

CONSUMER FINANCE — 0.1%
Acom Co., Ltd. (a)	300	1,152
AEON Financial Service Co., Ltd.	100	2,779
Credit Saison Co., Ltd.	200	4,289

		8,220

CONTAINERS & PACKAGING — 0.0% (b)
Toyo Seikan Group Holdings, Ltd.	400	6,414

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	1,300	32,616

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Japan Exchange Group, Inc.	3,200	$103,951
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,476
ORIX Corp.	2,000	29,763

		139,190

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	3,800	137,681

ELECTRIC UTILITIES — 1.3%
Chubu Electric Power Co., Inc.	3,100	46,222
Chugoku Electric Power Co., Inc.	1,300	18,974
Hokuriku Electric Power Co.	700	10,434
Kansai Electric Power Co., Inc. (a)	3,100	34,340
Kyushu Electric Power Co., Inc. (a)	1,000	11,605
Shikoku Electric Power Co., Inc.	300	4,494
Tohoku Electric Power Co., Inc.	900	12,195
Tokyo Electric Power Co., Inc. (a)	7,400	40,337

		178,601

ELECTRICAL EQUIPMENT — 0.4%
Fuji Electric Holdings Co., Ltd.	1,000	4,307
Mitsubishi Electric Corp.	2,000	25,857
Nidec Corp.	400	29,959

		60,123

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Citizen Holdings Co., Ltd.	400	2,792
Hamamatsu Photonics K.K.	100	2,950
Hirose Electric Co., Ltd.	100	14,326
Hitachi High-Technologies Corp.	100	2,815
Hitachi, Ltd.	14,000	92,307
Ibiden Co., Ltd.	200	3,383
Japan Display, Inc. (a)	2,000	7,535
Keyence Corp.	500	269,930
Kyocera Corp.	700	36,400
Murata Manufacturing Co., Ltd.	1,700	296,752
Nippon Electric Glass Co., Ltd.	1,000	5,067
Omron Corp.	200	8,695
Shimadzu Corp.	1,000	13,591
TDK Corp.	100	7,657
Yaskawa Electric Corp.	200	2,563
Yokogawa Electric Corp.	200	2,573

		769,336

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	3,300	46,858
FamilyMart Co., Ltd.	200	9,202
Lawson, Inc.	1,200	82,180
Seven & i Holdings Co., Ltd.	2,000	85,972

		224,212

FOOD PRODUCTS — 1.5%
Ajinomoto Co., Inc.	2,000	43,338
Calbee, Inc.	1,000	42,169
MEIJI Holdings Co., Ltd.	100	12,912
NH Foods, Ltd.	1,000	22,833
Nisshin Seifun Group, Inc.	500	6,652
Nissin Foods Holding Co., Ltd.	600	26,331
Toyo Suisan Kaisha, Ltd.	600	21,894
Yamazaki Baking Co., Ltd.	1,000	16,663

		192,792

GAS UTILITIES — 1.1%
Osaka Gas Co., Ltd.	16,000	63,194
Toho Gas Co., Ltd.	2,000	11,850
Tokyo Gas Co., Ltd.	14,000	74,368

		149,412

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Hoya Corp.	5,500	220,557
Olympus Corp.	200	6,914
Sysmex Corp.	1,900	113,350
Terumo Corp.	700	16,801

		357,622

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alfresa Holdings Corp.	800	12,461
Medipal Holdings Corp.	500	8,160
Miraca Holdings, Inc.	600	30,008
Suzuken Co., Ltd.	300	9,611

		60,240

HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	3,500	70,420

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Holdings Co. (Japan), Ltd.	2,000	42,251
Oriental Land Co., Ltd.	2,800	178,825

		221,076

HOUSEHOLD DURABLES — 1.5%
Casio Computer Co., Ltd.	200	3,949
Iida Group Holdings Co., Ltd.	300	4,781
Nikon Corp.	1,000	11,572
Panasonic Corp.	3,000	41,225
Rinnai Corp.	500	39,431
Sekisui Chemical Co., Ltd.	1,000	12,283
Sekisui House, Ltd.	2,600	41,306
Sharp Corp. (a)	5,000	6,088
Sony Corp.	1,300	36,775

		197,410

HOUSEHOLD PRODUCTS — 1.0%
Unicharm Corp.	5,700	135,530

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	800	28,276

INDUSTRIAL CONGLOMERATES — 0.4%
Keihan Electric Railway Co., Ltd.	1,000	5,827
Toshiba Corp.	15,000	51,608

		57,435

INSURANCE — 1.6%
Dai-ichi Life Insurance Co., Ltd.	2,300	45,233
MS&AD Insurance Group Holdings, Inc.	900	28,045
Sompo Japan Nipponkoa Holdings, Inc.	600	22,023
Sony Financial Holdings, Inc.	1,800	31,568
T&D Holdings, Inc.	1,100	16,406
Tokio Marine Holdings, Inc.	1,500	62,444

		205,719

INTERNET & CATALOG RETAIL — 0.0% (b)
Rakuten, Inc.	400	6,464

INTERNET SOFTWARE & SERVICES — 1.0%
Kakaku.com, Inc.	2,000	28,962
Mixi, Inc.	500	24,844

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Yahoo! Japan Corp.	21,000	$84,779

		138,585

IT SERVICES — 1.3%
Fujitsu, Ltd.	5,000	27,966
Itochu Techno-Solutions Corp.	1,000	24,925
Nomura Research Institute, Ltd.	1,200	46,974
NTT Data Corp.	600	26,233
Otsuka Corp.	1,100	51,420

		177,518

LEISURE PRODUCTS — 1.5%
Bandai Namco Holdings, Inc.	800	15,481
Sankyo Co., Ltd.	700	24,799
Sega Sammy Holdings, Inc.	200	2,615
Shimano, Inc.	1,100	150,125
Yamaha Corp.	200	4,037

		197,057

MACHINERY — 6.0%
Amada Holdings Co., Ltd.	300	3,172
FANUC Corp.	1,200	245,953
Hino Motors, Ltd.	3,000	37,118
Hitachi Construction Machinery Co., Ltd.	200	3,504
IHI Corp.	2,000	9,316
JTEKT Corp.	400	7,577
Kawasaki Heavy Industries, Ltd.	2,000	9,333
Komatsu, Ltd.	2,000	40,159
Kubota Corp.	11,000	174,531
Kurita Water Industries, Ltd.	200	4,665
Makita Corp.	1,200	65,117
Mitsubishi Heavy Industries, Ltd.	5,000	30,429
Nabtesco Corp.	100	2,509
NSK, Ltd.	400	6,182
SMC Corp.	500	150,635
Sumitomo Heavy Industries, Ltd.	1,000	5,835
THK Co., Ltd.	200	4,325

		800,360

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	3,000	9,611
Nippon Yusen K.K.	4,000	11,147

		20,758

MEDIA — 0.3%
Dentsu, Inc.	400	20,725
Hakuhodo DY Holdings, Inc.	500	5,357
Toho Co., Ltd.	400	9,954

		36,036

METALS & MINING — 0.8%
JFE Holdings, Inc.	1,200	26,640
Kobe Steel, Ltd.	7,000	11,785
Mitsubishi Materials Corp.	3,000	11,523
Nippon Steel & Sumitomo Metal Corp.	15,000	38,908
Sumitomo Metal Mining Co., Ltd.	1,000	15,229

		104,085

MULTILINE RETAIL — 0.3%
Isetan Mitsukoshi Holdings, Ltd.	600	10,729
J Front Retailing Co., Ltd.	1,200	22,595
Marui Group Co., Ltd.	300	4,055
Takashimaya Co., Ltd.	1,000	9,071

		46,450

OIL, GAS & CONSUMABLE FUELS — 1.4%
Idemitsu Kosan Co., Ltd.	800	15,710
Inpex Corp.	2,000	22,743
JX Holdings, Inc.	17,200	74,245
Showa Shell Sekiyu K.K.	1,300	11,368
TonenGeneral Sekiyu K.K.	7,000	65,158

		189,224

PAPER & FOREST PRODUCTS — 0.1%
OJI Paper Co., Ltd.	2,000	8,695

PERSONAL PRODUCTS — 2.5%
Kao Corp.	6,400	297,758
Shiseido Co., Ltd.	1,400	31,784

		329,542

PHARMACEUTICALS — 5.2%
Astellas Pharma, Inc.	5,300	75,603
Chugai Pharmaceutical Co., Ltd.	800	27,622
Daiichi Sankyo Co., Ltd.	2,600	48,105
Eisai Co., Ltd.	400	26,857
Hisamitsu Pharmaceutical Co., Inc.	200	7,772
Kyowa Hakko Kirin Co., Ltd.	2,000	26,168
Mitsubishi Tanabe Pharma Corp.	3,900	58,485
Ono Pharmaceutical Co., Ltd.	100	10,926
Otsuka Holdings Co., Ltd.	6,500	207,353
Santen Pharmaceutical Co., Ltd.	1,800	25,492
Shionogi & Co., Ltd.	900	34,900
Sumitomo Dainippon Pharma Co., Ltd.	400	4,410
Taisho Pharmaceutical Holdings Co., Ltd.	600	40,551
Takeda Pharmaceutical Co., Ltd.	2,000	96,613

		690,857

PROFESSIONAL SERVICES — 0.6%
Recruit Holdings Co., Ltd.	2,600	79,361

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Japan Prime Realty Investment Corp.	10	31,095
Japan Real Estate Investment Corp.	8	36,350
Japan Retail Fund Investment Corp.	25	50,035
Nippon Building Fund, Inc.	11	48,184
Nippon Prologis REIT, Inc.	22	40,525
United Urban Investment Corp.	38	53,755

		259,944

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Aeon Mall Co., Ltd.	100	1,875
Daito Trust Construction Co., Ltd.	1,300	134,712
Daiwa House Industry Co., Ltd.	2,200	51,294
Mitsubishi Estate Co., Ltd.	1,000	21,546
Mitsui Fudosan Co., Ltd.	1,000	28,006
Nomura Real Estate Holdings, Inc.	200	4,201
NTT Urban Development Corp.	100	995
Tokyu Fudosan Holdings Corp.	600	4,629

		247,258

ROAD & RAIL — 3.6%
Central Japan Railway Co.	200	36,130
East Japan Railway Co.	1,100	98,974
Hankyu Hanshin Holdings, Inc.	8,000	47,268
Keikyu Corp.	2,000	15,102
Keio Corp.	2,000	14,318

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Kintetsu Group Holdings Co., Ltd.	8,000	$27,263
Nagoya Railroad Co., Ltd.	8,000	29,943
Nippon Express Co., Ltd.	7,000	34,438
Odakyu Electric Railway Co., Ltd.	2,000	18,682
Tobu Railway Co., Ltd.	9,000	38,688
Tokyu Corp.	4,000	26,805
West Japan Railway Co.	1,300	83,239

		470,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Rohm Co., Ltd.	100	6,709
Tokyo Electron, Ltd.	100	6,331

		13,040

SOFTWARE — 1.1%
COLOPL, Inc.	400	8,084
GungHo Online Entertainment, Inc.	4,500	17,505
Konami Corp.	200	3,720
Nexon Co., Ltd.	200	2,752
Oracle Corp.	1,400	58,579
Trend Micro, Inc.	1,500	51,363

		142,003

SPECIALTY RETAIL — 4.4%
ABC-Mart, Inc.	700	42,847
Fast Retailing Co., Ltd.	600	272,431
Hikari Tsushin, Inc.	100	6,750
Nitori Holding Co., Ltd.	1,300	106,027
Sanrio Co., Ltd.	600	16,304
Shimamura Co., Ltd.	300	31,529
USS Co., Ltd.	4,600	83,079
Yamada Denki Co., Ltd.	4,800	19,221

		578,188

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Brother Industries, Ltd.	3,000	42,512
Canon, Inc.	3,400	110,656
FUJIFILM Holdings Corp.	1,200	42,890
Konica Minolta Holdings, Inc.	700	8,175
NEC Corp.	4,000	12,128
Ricoh Co., Ltd.	1,700	17,644
Seiko Epson Corp.	300	5,322

		239,327

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Asics Corp.	1,700	43,971

TOBACCO — 2.3%
Japan Tobacco, Inc.	8,400	299,336

TRADING COMPANIES & DISTRIBUTORS — 4.0%
ITOCHU Corp.	7,600	100,431
Marubeni Corp.	12,600	72,316
Mitsubishi Corp.	6,900	151,798
Mitsui & Co., Ltd.	8,900	120,919
Sumitomo Corp.	5,200	60,514
Toyota Tsusho Corp.	700	18,792

		524,770

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,000	9,398

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
KDDI Corp.	13,800	333,144
NTT DoCoMo, Inc.	6,000	114,935
Softbank Corp.	1,200	70,697

		518,776

TOTAL COMMON STOCKS —
(Cost $12,684,695)		13,183,557

SHORT TERM INVESTMENT — 0.6%
UNITED STATES — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $72,976)	72,976	72,976

TOTAL INVESTMENTS — 100.2%
(Cost $12,757,671)		13,256,533
OTHER ASSETS & LIABILITIES — (0.2)%		(20,702)

NET ASSETS — 100.0%		$13,235,831

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	7.7%
Automobiles	7.6
Machinery	6.0
Electronic Equipment, Instruments & Components	5.8
Pharmaceuticals	5.2
Auto Components	5.1
Specialty Retail	4.4
Trading Companies & Distributors	4.0
Wireless Telecommunication Services	3.9
Road & Rail	3.6
Chemicals	2.8
Health Care Equipment & Supplies	2.7
Personal Products	2.5
Tobacco	2.3
Real Estate Investment Trusts	2.0
Real Estate Management & Development	1.9
Technology Hardware, Storage & Peripherals	1.8
Food & Staples Retailing	1.7
Hotels, Restaurants & Leisure	1.7
Insurance	1.6
Household Durables	1.5
Leisure Products	1.5
Food Products	1.5
Oil, Gas & Consumable Fuels	1.4
Electric Utilities	1.3
IT Services	1.3
Airlines	1.3
Beverages	1.2
Gas Utilities	1.1
Commercial Services & Supplies	1.1
Software	1.1
Diversified Financial Services	1.0
Internet Software & Services	1.0
Diversified Telecommunication Services	1.0
Household Products	1.0
Metals & Mining	0.8
Professional Services	0.6
Construction & Engineering	0.6
Health Care Technology	0.5
Health Care Providers & Services	0.5
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Building Products	0.4
Capital Markets	0.4
Air Freight & Logistics	0.4
Multiline Retail	0.3
Textiles, Apparel & Luxury Goods	0.3
Media	0.3
Diversified Consumer Services	0.2
Independent Power and Renewable Electricity Producers	0.2
Marine	0.2
Semiconductors & Semiconductor Equipment	0.1
Transportation Infrastructure	0.1
Construction Materials	0.1
Paper & Forest Products	0.1
Consumer Finance	0.1
Internet & Catalog Retail	0.0 **
Containers & Packaging	0.0 **
Short Term Investment	0.6
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 9.2%
Grupo Financiero Banorte SAB de CV	18,403	$101,148
Grupo Financiero Inbursa SAB de CV	38,827	88,143
Grupo Financiero Santander Mexico SAB de CV (Class B)	20,053	37,113

		226,404

BEVERAGES — 12.3%
Arca Continental SAB de CV	11,575	65,877
Coca-Cola FEMSA SAB de CV (Series L)	6,165	49,027
Fomento Economico Mexicano SAB de CV	21,125	188,448

		303,352

CHEMICALS — 1.8%
Mexichem SAB de CV	15,297	44,251

CONSTRUCTION & ENGINEERING — 2.7%
Promotora y Operadora de Infraestructura SAB de CV (a)	6,177	66,287

CONSTRUCTION MATERIALS — 3.0%
Cemex SAB de CV (a)	80,652	74,069

CONSUMER FINANCE — 1.9%
Gentera SAB de CV	26,220	46,522

FOOD & STAPLES RETAILING — 11.5%
Controladora Comercial Mexicana SAB de CV	12,091	38,075
Grupo Comercial Chedraui SA de CV	17,432	49,583
Wal-Mart de Mexico SAB de CV	79,818	194,475

		282,133

FOOD PRODUCTS — 6.5%
Gruma SAB de CV (Class B)	3,171	40,817
Grupo Bimbo SAB de CV (a)	25,851	66,989
Grupo Lala SAB de CV	25,215	52,694

		160,500

HOUSEHOLD PRODUCTS — 2.7%
Kimberly-Clark de Mexico SAB de CV (Class A)	30,896	66,791

INDUSTRIAL CONGLOMERATES — 4.2%
Alfa SAB de CV (Class A)	26,239	50,218
Grupo Carso SAB de CV	12,987	54,214

		104,432

MEDIA — 6.6%
Grupo Televisa SAB	20,929	162,877

METALS & MINING — 8.4%
Grupo Mexico SAB de CV (Series B)	50,357	152,060
Industrias Penoles SAB de CV	2,554	41,661
Minera Frisco SAB de CV (a)	17,995	13,464

		207,185

MULTILINE RETAIL — 3.4%
El Puerto de Liverpool SAB de CV	7,141	82,621

PHARMACEUTICALS — 0.8%
Genomma Lab Internacional SAB de CV (Class B) (a)	20,713	20,659

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Fibra Uno Administracion SA de CV REIT	22,648	53,854

TRANSPORTATION INFRASTRUCTURE — 6.6%
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	8,909	61,162
Grupo Aeroportuario del Sureste SAB de CV (Class B)	5,121	72,850
OHL Mexico SAB de CV (a)	21,771	28,500

		162,512

WIRELESS TELECOMMUNICATION SERVICES — 15.9%
America Movil SAB de CV (Series L)	367,244	392,272

TOTAL COMMON STOCKS —
(Cost $2,975,619)		2,456,721

SHORT TERM INVESTMENT — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c) (Cost $17,374)	17,374	17,374

TOTAL INVESTMENTS — 100.4%
(Cost $2,992,993)		2,474,095
OTHER ASSETS & LIABILITIES — (0.4)%		(9,575)

NET ASSETS — 100.0%		$2,464,520

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Wireless Telecommunication Services	15.9%
Beverages	12.3
Food & Staples Retailing	11.5
Banks	9.2
Metals & Mining	8.4
Media	6.6
Transportation Infrastructure	6.6
Food Products	6.5
Industrial Conglomerates	4.2
Multiline Retail	3.4
Construction Materials	3.0
Household Products	2.7
Construction & Engineering	2.7
Real Estate Investment Trusts	2.2
Consumer Finance	1.9
Chemicals	1.8
Pharmaceuticals	0.8
Short Term Investment	0.7
Other Assets & Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.9%
Korea Aerospace Industries, Ltd.	333	$23,733

AIR FREIGHT & LOGISTICS — 1.1%
Hyundai Glovis Co., Ltd.	152	27,526

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	87	3,159

AUTO COMPONENTS — 5.2%
Halla Visteon Climate Control Corp.	261	9,020
Hankook Tire Co., Ltd.	504	18,977
Hyundai Mobis Co., Ltd.	497	94,459
Hyundai Wia Corp.	130	12,004

		134,460

AUTOMOBILES — 9.4%
Hyundai Motor Co.	858	104,611
Hyundai Motor Co. Preference Shares (b)	330	31,064
Hyundai Motor Co. Preference Shares (b)	261	23,866
Kia Motors Corp.	2,099	85,243

		244,784

BANKS — 5.8%
BNK Financial Group, Inc.	354	4,506
DGB Financial Group, Inc.	523	5,486
Hana Financial Group, Inc.	936	24,377
Industrial Bank of Korea	1,472	19,069
KB Financial Group, Inc.	1,182	39,102
Shinhan Financial Group Co., Ltd.	1,267	47,195
Woori Bank	1,333	11,711

		151,446

BUILDING PRODUCTS — 0.2%
KCC Corp.	12	5,282

CAPITAL MARKETS — 0.3%
Daewoo Securities Co., Ltd.	118	1,613
Korea Investment Holdings Co., Ltd.	29	1,656
Mirae Asset Securities Co., Ltd.	19	860
NH Investment & Securities Co., Ltd.	111	1,214
Samsung Securities Co., Ltd.	51	2,497

		7,840

CHEMICALS — 3.0%
Hanwha Chemical Corp.	150	2,515
Hanwha Corp.	131	5,543
Hyosung Corp.	35	4,518
Kumho Petrochemical Co., Ltd.	50	3,174
LG Chem, Ltd.	188	46,939
LG Chem, Ltd. Preference Shares	58	9,776
Lotte Chemical Corp.	16	4,145
OCI Co., Ltd.	18	1,452

		78,062

COMMERCIAL SERVICES & SUPPLIES — 1.4%
KEPCO Plant Service & Engineering Co., Ltd.	220	23,273
S1 Corp.	185	13,019

		36,292

CONSTRUCTION & ENGINEERING — 0.4%
Daelim Industrial Co., Ltd.	36	2,646
Daewoo Engineering & Construction Co., Ltd. (a)	83	460
GS Engineering & Construction Corp. (a)	66	1,586
Hyundai Development Co.-Engineering & Construction	23	1,365
Hyundai Engineering & Construction Co., Ltd.	134	4,931

		10,988

CONSUMER FINANCE — 0.2%
Samsung Card Co., Ltd.	164	5,440

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
KT Corp. (a)	541	13,799
LG Uplus Corp.	940	8,309

		22,108

ELECTRIC UTILITIES — 1.8%
Korea Electric Power Corp.	1,132	46,480

ELECTRICAL EQUIPMENT — 0.4%
Doosan Heavy Industries & Construction Co., Ltd.	107	2,302
LS Corp.	62	2,415
LS Industrial Systems Co., Ltd.	136	5,572

		10,289

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
LG Display Co., Ltd.	1,214	28,134
LG Innotek Co., Ltd.	83	7,478
Samsung Electro-Mechanics Co., Ltd.	388	17,775
Samsung SDI Co., Ltd.	223	22,191

		75,578

FOOD & STAPLES RETAILING — 0.7%
E-Mart Co., Ltd.	88	18,224

FOOD PRODUCTS — 1.7%
CJ CheilJedang Corp.	37	14,628
Lotte Confectionery Co., Ltd.	3	5,229
Orion Corp.	27	25,367

		45,224

GAS UTILITIES — 0.5%
Korea Gas Corp.	303	11,735

HOTELS, RESTAURANTS & LEISURE — 1.6%
Kangwon Land, Inc.	1,143	37,914
Paradise Co., Ltd.	164	3,536

		41,450

HOUSEHOLD DURABLES — 2.4%
Coway Co., Ltd.	360	29,499
Hanssem Co., Ltd.	50	12,596
LG Electronics, Inc.	446	18,872

		60,967

HOUSEHOLD PRODUCTS — 1.6%
LG Household & Health Care, Ltd.	58	40,246

INDUSTRIAL CONGLOMERATES — 3.1%
Cheil Industries, Inc. (a)	60	9,548
CJ Corp.	21	5,573
Doosan Corp.	21	2,052
LG Corp.	586	32,466
SK Holdings Co., Ltd.	166	29,466

		79,105

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

INSURANCE — 7.1%
Dongbu Insurance Co., Ltd.	533	$26,998
Hanwha Life Insurance Co., Ltd.	1,725	12,263
Hyundai Marine & Fire Insurance Co., Ltd.	816	21,581
Samsung Fire & Marine Insurance Co., Ltd.	288	75,908
Samsung Life Insurance Co., Ltd.	503	48,476

		185,226

INTERNET SOFTWARE & SERVICES — 4.3%
Daum Kakao Corp.	175	19,799
NAVER Corp.	163	92,646

		112,445

IT SERVICES — 2.5%
Samsung SDS Co., Ltd.	160	37,223
SK C&C Co., Ltd.	108	26,771

		63,994

MACHINERY — 0.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	211	2,516
Doosan Infracore Co., Ltd. (a)	249	2,188
Hyundai Heavy Industries Co., Ltd. (a)	98	9,752
Hyundai Mipo Dockyard Co., Ltd. (a)	9	523
Samsung Heavy Industries Co., Ltd.	365	5,579

		20,558

MARINE — 0.0% (c)
Hyundai Merchant Marine Co., Ltd. (a)	87	538

MEDIA — 0.4%
Cheil Worldwide, Inc. (a)	612	9,492

METALS & MINING — 3.0%
Hyundai Steel Co.	115	6,980
Korea Zinc Co., Ltd.	50	24,430
POSCO	231	46,388

		77,798

MULTILINE RETAIL — 1.2%
Hyundai Department Store Co., Ltd.	106	13,969
Lotte Shopping Co., Ltd.	70	14,716
Shinsegae Co., Ltd.	8	1,922

		30,607

OIL, GAS & CONSUMABLE FUELS — 1.7%
GS Holdings Corp.	253	11,284
S-Oil Corp.	170	10,302
SK Innovation Co., Ltd. (a)	209	22,859

		44,445

PERSONAL PRODUCTS — 3.8%
AmorePacific Corp.	161	60,332
Amorepacific Corp. Preference Shares	70	12,865
AmorePacific Group	155	25,985

		99,182

PHARMACEUTICALS — 0.9%
Celltrion, Inc.	12	839
Yuhan Corp.	92	22,517

		23,356

ROAD & RAIL — 0.1%
CJ Korea Express Co., Ltd. (a)	11	1,913

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
SK Hynix, Inc.	1,416	53,697

SOFTWARE — 1.0%
NCSoft Corp.	139	24,736

SPECIALTY RETAIL — 0.0% (c)
Hotel Shilla Co., Ltd.	12	1,199

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.6%
Samsung Electronics Co., Ltd.	391	444,473
Samsung Electronics Co., Ltd. Preference Share	101	89,913

		534,386

TOBACCO — 2.8%
KT&G Corp.	857	72,912

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Daewoo International Corp.	209	4,834
Samsung C&T Corp.	227	13,472
SK Networks Co., Ltd.	344	2,770

		21,076

WIRELESS TELECOMMUNICATION SERVICES — 1.3%
SK Telecom Co., Ltd.	147	32,946

TOTAL COMMON STOCKS —
(Cost $2,972,669)		2,590,924

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e) (Cost $1,357)	1,357	1,357

TOTAL INVESTMENTS — 100.1%
(Cost $2,974,026)		2,592,281
OTHER ASSETS & LIABILITIES — (0.1)%		(2,728)

NET ASSETS — 100.0%		$2,589,553

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	20.6%
Automobiles	9.4
Insurance	7.1
Banks	5.8
Auto Components	5.2
Internet Software & Services	4.3
Personal Products	3.8
Industrial Conglomerates	3.1
Chemicals	3.0
Metals & Mining	3.0
Electronic Equipment, Instruments & Components	2.9
Tobacco	2.8
IT Services	2.5
Household Durables	2.4
Semiconductors & Semiconductor Equipment	2.1
Electric Utilities	1.8
Food Products	1.7
Oil, Gas & Consumable Fuels	1.7
Hotels, Restaurants & Leisure	1.6
Household Products	1.6
Commercial Services & Supplies	1.4
Wireless Telecommunication Services	1.3
Multiline Retail	1.2
Air Freight & Logistics	1.1
Software	1.0
Aerospace & Defense	0.9
Pharmaceuticals	0.9
Diversified Telecommunication Services	0.9
Trading Companies & Distributors	0.8
Machinery	0.8
Food & Staples Retailing	0.7
Gas Utilities	0.5
Construction & Engineering	0.4
Electrical Equipment	0.4
Media	0.4
Capital Markets	0.3
Consumer Finance	0.2
Building Products	0.2
Airlines	0.1
Road & Rail	0.1
Specialty Retail	0.0 **
Marine	0.0 **
Short Term Investment	0.1
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AIRLINES — 1.8%
International Consolidated Airlines Group SA (a)	5,664	$44,024

BANKS — 30.6%
Banco Bilbao Vizcaya Argentaria SA	19,133	187,428
Banco de Sabadell SA	23,833	57,491
Banco Popular Espanol SA	9,185	44,476
Banco Santander SA	49,501	345,485
Bankia SA	19,179	24,318
Bankinter SA	4,906	36,236
CaixaBank SA	10,582	49,001

		744,435

BIOTECHNOLOGY — 2.1%
Grifols SA	1,293	52,051

CONSTRUCTION & ENGINEERING — 6.0%
ACS, Actividades de Construccion y Servicios SA	1,798	57,806
Ferrovial SA	4,090	88,635

		146,441

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.6%
Telefonica SA	18,094	257,044

ELECTRIC UTILITIES — 13.4%
Endesa SA	4,109	78,585
Iberdrola SA	24,721	166,422
Red Electrica Corp. SA	1,004	80,409

		325,416

FOOD & STAPLES RETAILING — 2.8%
Distribuidora Internacional de Alimentacion SA	8,871	67,706

GAS UTILITIES — 6.4%
Enagas SA	3,053	82,983
Gas Natural SDG SA	3,196	72,431

		155,414

INSURANCE — 3.7%
Grupo Catalana Occidente SA	1,307	40,528
Mapfre SA	14,407	49,553

		90,081

IT SERVICES — 3.8%
Amadeus IT Holding SA (Class A)	2,314	92,186

MACHINERY — 2.5%
Zardoya Otis SA	5,550	60,416

MEDIA — 1.5%
Mediaset Espana Comunicacion SA	2,833	37,105

OIL, GAS & CONSUMABLE FUELS — 4.2%
Repsol SA	5,824	102,203

SPECIALTY RETAIL — 6.4%
Inditex SA	4,837	157,128

TRANSPORTATION INFRASTRUCTURE — 3.8%
Abertis Infraestructuras SA	3,855	63,183
Aena SA (a)(b)	280	29,245

		92,428

TOTAL COMMON STOCKS —
(Cost $3,011,666)		2,424,078

RIGHTS — 0.4%
MACHINERY — 0.1%
Zardoya Otis SA (expired 6/30/15) (a)	5,620	2,448

OIL, GAS & CONSUMABLE FUELS — 0.1%
Repsol SA (expiring 7/3/15) (a)	5,921	3,068

TRANSPORTATION INFRASTRUCTURE — 0.2%
Abertis Infraestructuras SA (expiring 7/3/15) (a)	3,911	3,205

TOTAL RIGHTS —
(Cost $11,224)		8,721

SHORT TERM INVESTMENT — 1.6%
UNITED STATES — 1.6%
MONEY MARKET FUND — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $38,046)	38,046	38,046

TOTAL INVESTMENTS — 101.6%
(Cost $3,060,936)		2,470,845
OTHER ASSETS & LIABILITIES — (1.6)%		(37,910)

NET ASSETS — 100.0%		$2,432,935

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	30.6%
Electric Utilities	13.4
Diversified Telecommunication Services	10.6
Specialty Retail	6.4
Gas Utilities	6.4
Construction & Engineering	6.0
Oil, Gas & Consumable Fuels	4.3
Transportation Infrastructure	4.0
IT Services	3.8
Insurance	3.7
Food & Staples Retailing	2.8
Machinery	2.6
Biotechnology	2.1
Airlines	1.8
Media	1.5
Short Term Investment	1.6
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIRLINES — 0.3%
China Airlines, Ltd. (a)	22,000	$9,376
Eva Airways Corp. (a)	13,240	9,033

		18,409

AUTO COMPONENTS — 1.2%
Cheng Shin Rubber Industry Co., Ltd.	33,000	73,049

AUTOMOBILES — 0.1%
China Motor Corp.	3,000	2,339
Yulon Motor Co., Ltd.	4,000	4,641

		6,980

BANKS — 10.9%
Chang Hwa Commercial Bank, Ltd.	83,000	47,614
China Development Financial Holding Corp.	96,000	36,403
CTBC Financial Holding Co., Ltd.	133,550	105,180
E.Sun Financial Holding Co., Ltd.	49,000	32,715
First Financial Holding Co., Ltd	142,000	86,982
Hua Nan Financial Holdings Co., Ltd.	138,000	79,389
Mega Financial Holding Co., Ltd.	116,000	104,516
SinoPac Financial Holdings Co., Ltd.	100,675	44,538
Taishin Financial Holding Co., Ltd.	55,000	22,906
Taiwan Business Bank (a)	36,000	11,096
Taiwan Cooperative Financial Holding Co., Ltd.	174,319	91,243

		662,582

BUILDING PRODUCTS — 0.0% (b)
Taiwan Glass Industry Corp.	2,000	963

CAPITAL MARKETS — 0.4%
Yuanta Financial Holding Co., Ltd.	50,000	27,063

CHEMICALS — 2.7%
Formosa Chemicals & Fibre Corp.	19,000	45,692
Formosa Plastics Corp.	27,000	63,531
Nan Ya Plastics Corp.	21,000	49,276
Taiwan Fertilizer Co., Ltd.	3,000	4,959

		163,458

CONSTRUCTION & ENGINEERING — 0.1%
CTCI Corp.	2,000	3,235

CONSTRUCTION MATERIALS — 1.1%
Asia Cement Corp.	33,000	39,038
Taiwan Cement Corp.	24,000	30,297

		69,335

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Chailease Holding Co., Ltd.	3,000	7,234
Fubon Financial Holding Co., Ltd.	32,000	63,679

		70,913

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
Asia Pacific Telecom Co., Ltd.	12,000	4,823
Chunghwa Telecom Co., Ltd.	90,000	287,024

		291,847

ELECTRICAL EQUIPMENT — 0.1%
Teco Electric & Machinery Co., Ltd.	7,000	5,434

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 18.0%
AU Optronics Corp.	77,000	34,065
Delta Electronics, Inc.	41,000	209,953
Hon Hai Precision Industry Co., Ltd.	119,000	374,111
Innolux Corp.	92,000	48,006
Largan Precision Co., Ltd.	2,000	228,492
Simplo Technology Co., Ltd.	10,000	46,346
Synnex Technology International Corp.	40,000	59,311
TPK Holding Co., Ltd.	2,000	11,570
WPG Holdings, Ltd.	48,000	60,127
Zhen Ding Technology Holding, Ltd.	7,000	24,502

		1,096,483

FOOD & STAPLES RETAILING — 2.0%
President Chain Store Corp.	17,000	119,561

FOOD PRODUCTS — 1.3%
Standard Foods Corp.	6,000	17,929
Uni-President Enterprises Corp.	36,000	63,822

		81,751

INDUSTRIAL CONGLOMERATES — 0.5%
Far Eastern New Century Corp.	26,000	27,555

INSURANCE — 2.2%
Cathay Financial Holding Co., Ltd. (a)	57,000	99,574
China Life Insurance Co., Ltd.	18,000	18,435
Shin Kong Financial Holding Co., Ltd.	47,440	14,483

		132,492

LEISURE PRODUCTS — 1.0%
Giant Manufacturing Co., Ltd.	4,000	33,836
Merida Industry Co., Ltd.	4,000	25,928

		59,764

MACHINERY — 0.1%
Hiwin Technologies Corp.	1,000	6,579

MARINE — 0.2%
Evergreen Marine Corp., Ltd. (a)	7,000	3,630
U-Ming Marine Transport Corp.	1,000	1,358
Wan Hai Lines, Ltd.	2,000	1,588
Yang Ming Marine Transport Corp.	8,000	2,800

		9,376

METALS & MINING — 1.3%
China Steel Corp.	101,000	80,690

OIL, GAS & CONSUMABLE FUELS — 0.5%
Formosa Petrochemical Corp.	13,000	33,370

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Highwealth Construction Corp.	3,000	7,156
Ruentex Development Co., Ltd.	3,000	4,745

		11,901

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 27.4%
Advanced Semiconductor Engineering, Inc.	53,000	71,801
Epistar Corp.	4,000	5,348
Hermes Microvision, Inc.	1,000	65,144
Inotera Memories, Inc. (a)	58,000	46,243
Kinsus Interconnect Technology Corp.	5,000	13,709
MediaTek, Inc.	27,000	369,282
Novatek Microelectronics Corp.	14,000	67,608
Phison Electronics Corp.	3,000	26,009
Powertech Technology, Inc. (a)	5,000	10,825
Radiant Opto-Electronics Corp.	2,000	7,422
Realtek Semiconductor Corp.	4,000	10,255
Siliconware Precision Industries Co., Ltd.	28,000	42,879

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd.	176,000	$801,439
Transcend Information, Inc.	11,000	40,464
United Microelectronics Corp.	137,000	57,945
Vanguard International Semiconductor Corp.	21,000	33,622

		1,669,995

SPECIALTY RETAIL — 0.2%
Hotai Motor Co., Ltd.	1,000	14,163

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 15.7%
Acer, Inc. (a)	56,612	27,430
Advantech Co., Ltd.	9,000	61,839
Asustek Computer, Inc.	19,000	185,046
Casetek Holdings, Ltd.	3,000	18,571
Catcher Technology Co., Ltd.	13,000	162,634
Chicony Electronics Co., Ltd. (a)	23,000	61,722
Compal Electronics, Inc.	58,000	44,175
Foxconn Technology Co., Ltd.	22,000	79,859
HTC Corp. (a)	14,000	32,669
Inventec Corp.	44,000	30,446
Lite-On Technology Corp.	47,000	55,143
Pegatron Corp.	21,000	61,459
Quanta Computer, Inc.	41,000	97,004
Wistron Corp.	54,000	40,954

		958,951

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Eclat Textile Co., Ltd.	4,000	65,598
Feng TAY Enterprise Co., Ltd.	5,000	29,007
Formosa Taffeta Co., Ltd.	5,000	5,307
Pou Chen Corp.	12,000	17,113
Ruentex Industries, Ltd.	2,000	4,576

		121,601

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
Far EasTone Telecommunications Co., Ltd.	39,000	94,294
Taiwan Mobile Co., Ltd.	42,000	140,207

		234,501

TOTAL COMMON STOCKS —
(Cost $5,990,676)		6,052,001

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $2,212)	2,212	2,212

TOTAL INVESTMENTS — 99.4%
(Cost $5,992,888)		6,054,213
OTHER ASSETS & LIABILITIES — 0.6%		35,398

NET ASSETS — 100.0%		$6,089,611

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors & Semiconductor Equipment	27.4%
Electronic Equipment, Instruments & Components	18.0
Technology Hardware, Storage & Peripherals	15.7
Banks	10.9
Diversified Telecommunication Services	4.8
Wireless Telecommunication Services	3.9
Chemicals	2.7
Insurance	2.2
Textiles, Apparel & Luxury Goods	2.0
Food & Staples Retailing	2.0
Food Products	1.3
Metals & Mining	1.3
Auto Components	1.2
Diversified Financial Services	1.2
Construction Materials	1.1
Leisure Products	1.0
Oil, Gas & Consumable Fuels	0.5
Industrial Conglomerates	0.5
Capital Markets	0.4
Airlines	0.3
Specialty Retail	0.2
Real Estate Management & Development	0.2
Marine	0.2
Automobiles	0.1
Machinery	0.1
Electrical Equipment	0.1
Construction & Engineering	0.1
Building Products	0.0 **
Short Term Investment	0.0
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.6%
AEROSPACE & DEFENSE — 4.4%
BAE Systems PLC	8,680	$61,594
Cobham PLC	332	1,373
Meggitt PLC	1,428	10,474
Rolls-Royce Holdings PLC	3,495	47,820

		121,261

AIR FREIGHT & LOGISTICS — 0.1%
Royal Mail PLC	370	2,994

AIRLINES — 0.4%
easyJet PLC	470	11,428

AUTO COMPONENTS — 0.7%
GKN PLC	3,405	17,913

BANKS — 8.4%
Barclays PLC	9,624	39,428
HSBC Holdings PLC	13,934	124,932
Lloyds Banking Group PLC	25,717	34,476
Royal Bank of Scotland Group PLC (a)	1,142	6,313
Standard Chartered PLC	1,487	23,830

		228,979

BEVERAGES — 2.4%
Coca-Cola HBC AG (a)	54	1,162
Diageo PLC	1,532	44,356
SABMiller PLC	400	20,785

		66,303

CAPITAL MARKETS — 1.9%
3i Group PLC	406	3,298
Aberdeen Asset Management PLC	2,001	12,714
Hargreaves Lansdown PLC	746	13,527
ICAP PLC	1,005	8,369
Investec PLC	169	1,520
Schroders PLC	242	12,088

		51,516

CHEMICALS — 1.3%
Croda International PLC	358	15,495
Johnson Matthey PLC	406	19,398

		34,893

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Aggreko PLC	477	10,795
Babcock International Group PLC	238	4,042
G4S PLC	4,262	18,004

		32,841

CONTAINERS & PACKAGING — 0.1%
Rexam PLC	229	1,988

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	44	1,640

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
BT Group PLC	4,835	34,233
Inmarsat PLC	1,161	16,716

		50,949

ELECTRIC UTILITIES — 1.1%
SSE PLC	1,228	29,664

ENERGY EQUIPMENT & SERVICES — 0.3%
Amec Foster Wheeler PLC	143	1,838
Petrofac, Ltd.	518	7,540

		9,378

FOOD & STAPLES RETAILING — 1.5%
J Sainsbury PLC	2,455	10,243
Tesco PLC	6,311	21,096
William Morrison Supermarkets PLC	3,472	9,873

		41,212

FOOD PRODUCTS — 1.8%
Associated British Foods PLC	796	35,941
Tate & Lyle PLC	1,534	12,533

		48,474

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Smith & Nephew PLC	2,370	40,031

HOTELS, RESTAURANTS & LEISURE — 4.8%
Carnival PLC	42	2,146
Compass Group PLC	4,008	66,375
InterContinental Hotels Group PLC	51	2,058
Merlin Entertainments PLC (b)	1,650	11,083
TUI AG	566	9,169
Whitbread PLC	368	28,625
William Hill PLC	2,000	12,679

		132,135

HOUSEHOLD DURABLES — 0.8%
Barratt Developments PLC	197	1,904
Persimmon PLC	581	18,046
Taylor Wimpey PLC	602	1,759

		21,709

HOUSEHOLD PRODUCTS — 3.3%
Reckitt Benckiser Group PLC	1,036	89,417

INDUSTRIAL CONGLOMERATES — 0.5%
Smiths Group PLC	712	12,642

INSURANCE — 4.5%
Admiral Group PLC	1,304	28,445
Aviva PLC	3,025	23,430
Direct Line Insurance Group PLC	4,718	24,917
Legal & General Group PLC	3,911	15,309
Old Mutual PLC	1,489	4,719
Prudential PLC	740	17,835
RSA Insurance Group PLC	884	5,522
Standard Life PLC	404	2,821

		122,998

MACHINERY — 0.6%
IMI PLC	693	12,261
Melrose Industries PLC	307	1,195
Weir Group PLC	65	1,735

		15,191

MEDIA — 5.5%
ITV PLC	10,435	43,210
Pearson PLC	489	9,267
Reed Elsevier PLC	3,963	64,508
Sky PLC	1,589	25,915
WPP PLC	303	6,795

		149,695

METALS & MINING — 5.3%
Anglo American PLC	881	12,726

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Antofagasta PLC	126	$1,366
BHP Billiton PLC	924	18,150
Fresnillo PLC	534	5,829
Glencore PLC	6,836	27,447
Randgold Resources, Ltd.	220	14,826
Rio Tinto PLC	1,596	65,612

		145,956

MULTI-UTILITIES — 2.5%
Centrica PLC	4,561	18,923
National Grid PLC	3,821	49,108

		68,031

MULTILINE RETAIL — 2.0%
Marks & Spencer Group PLC	943	7,949
Next PLC	408	47,804

		55,753

OIL, GAS & CONSUMABLE FUELS — 10.7%
BG Group PLC	960	15,996
BP PLC	18,360	121,318
Royal Dutch Shell PLC (Class A)	3,597	101,062
Royal Dutch Shell PLC (Class B)	1,828	51,949
Tullow Oil PLC	338	1,806

		292,131

PAPER & FOREST PRODUCTS — 0.1%
Mondi PLC	90	1,941

PERSONAL PRODUCTS — 2.9%
Unilever PLC	1,875	80,503

PHARMACEUTICALS — 6.5%
AstraZeneca PLC	1,244	78,630
GlaxoSmithKline PLC	2,308	48,004
Shire PLC	645	51,683

		178,317

PROFESSIONAL SERVICES — 1.9%
Capita PLC	1,549	30,159
Experian PLC	498	9,077
Intertek Group PLC	300	11,560

		50,796

REAL ESTATE INVESTMENT TRUSTS — 2.2%
British Land Co. PLC	1,206	15,050
Hammerson PLC	1,329	12,865
Intu Properties PLC	1,707	8,258
Land Securities Group PLC	1,111	21,037
Segro PLC	374	2,387

		59,597

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
ARM Holdings PLC	2,426	39,565

SOFTWARE — 0.8%
Sage Group PLC	2,784	22,439

SPECIALTY RETAIL — 0.7%
Dixons Carphone PLC	711	5,071
Kingfisher PLC	1,347	7,357
Sports Direct International PLC (a)	499	5,639

		18,067

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Burberry Group PLC	898	22,187

TOBACCO — 4.7%
British American Tobacco PLC	1,703	91,464
Imperial Tobacco Group PLC	758	36,562

		128,026

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Ashtead Group PLC	66	1,141
Bunzl PLC	1,180	32,254
Travis Perkins PLC	421	13,970
Wolseley PLC	70	4,473

		51,838

WATER UTILITIES — 0.6%
Severn Trent PLC	206	6,742
United Utilities Group PLC	653	9,161

		15,903

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Vodafone Group PLC	19,286	69,716

TOTAL COMMON STOCKS —
(Cost $2,874,086)		2,636,017

SHORT TERM INVESTMENT — 8.0%
UNITED STATES — 8.0%
MONEY MARKET FUND — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $218,716)	218,716	218,716

TOTAL INVESTMENTS — 104.6%
(Cost $3,092,802)		2,854,733
OTHER ASSETS & LIABILITIES — (4.6)%		(125,305)

NET ASSETS — 100.0%		$2,729,428

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	10.7%
Banks	8.4
Pharmaceuticals	6.5
Media	5.5
Metals & Mining	5.3
Hotels, Restaurants & Leisure	4.8
Tobacco	4.7
Insurance	4.5
Aerospace & Defense	4.4
Household Products	3.3
Personal Products	2.9
Wireless Telecommunication Services	2.5
Multi-Utilities	2.5
Beverages	2.4
Real Estate Investment Trusts	2.2
Multiline Retail	2.0
Trading Companies & Distributors	1.9
Capital Markets	1.9
Diversified Telecommunication Services	1.9
Professional Services	1.9
Food Products	1.8
Food & Staples Retailing	1.5
Health Care Equipment & Supplies	1.5
Semiconductors & Semiconductor Equipment	1.4
Chemicals	1.3
Commercial Services & Supplies	1.2
Electric Utilities	1.1
Software	0.8
Textiles, Apparel & Luxury Goods	0.8
Household Durables	0.8
Specialty Retail	0.7
Auto Components	0.7
Water Utilities	0.6
Machinery	0.6
Industrial Conglomerates	0.5
Airlines	0.4
Energy Equipment & Services	0.3
Air Freight & Logistics	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Diversified Financial Services	0.1
Short Term Investment	8.0
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
JAPAN — 99.2%
AIR FREIGHT & LOGISTICS — 0.2%
Yamato Holdings Co., Ltd.	3,580	$69,324

AIRLINES — 0.5%
All Nippon Airways Co., Ltd.	15,000	40,710
Japan Airlines Co., Ltd.	3,000	104,687

		145,397

AUTO COMPONENTS — 3.4%
Aisin Seiki Co., Ltd.	1,768	75,277
Bridgestone Corp. (a)	5,703	211,011
Daido Metal Co., Ltd.	1,300	12,515
Denso Corp.	3,947	196,632
FCC Co., Ltd.	1,484	22,679
Futaba Industrial Co., Ltd.	608	2,956
Keihin Corp.	856	12,284
NGK Spark Plug Co., Ltd.	1,160	32,184
NHK Spring Co., Ltd.	540	5,953
Nifco, Inc. (a)	1,528	66,307
Nissin Kogyo Co., Ltd.	916	15,129
NOK Corp.	1,516	47,079
Showa Corp.	1,812	18,051
Stanley Electric Co., Ltd. (a)	944	19,688
Sumitomo Electric Industries, Ltd.	5,687	88,164
Sumitomo Rubber Industries, Inc. (a)	2,708	41,982
Tokai Rika Co., Ltd.	20	500
Toyo Tire & Rubber Co., Ltd. (a)	1,400	29,610
Toyota Industries Corp.	1,772	101,079

		999,080

AUTOMOBILES — 8.2%
Daihatsu Motor Co., Ltd. (a)	464	6,609
Fuji Heavy Industries, Ltd.	5,347	196,987
Honda Motor Co., Ltd.	14,074	455,638
Isuzu Motors, Ltd.	7,400	97,213
Mazda Motor Corp.	4,800	94,066
Mitsubishi Motors Corp.	3,900	33,211
Nissan Motor Co., Ltd.	20,262	211,123
Suzuki Motor Corp.	3,292	111,244
Toyota Motor Corp.	17,277	1,158,201
Yamaha Motor Co., Ltd.	1,816	39,729

		2,404,021

BANKS — 9.3%
77 Bank, Ltd.	5,803	35,426
Awa Bank, Ltd.	5,731	36,532
Bank of Kyoto, Ltd.	2,916	33,601
Bank of Yokohama, Ltd.	11,947	73,284
Chiba Bank, Ltd.	9,063	69,103
Chugoku Bank, Ltd.	2,504	39,515
Fukuoka Financial Group, Inc.	9,000	46,705
Hachijuni Bank, Ltd.	8,719	65,839
Hiroshima Bank, Ltd. (a)	8,811	52,708
Hokuhoku Financial Group, Inc.	14,658	34,619
Hyakugo Bank, Ltd.	6,147	30,493
Iyo Bank, Ltd.	2,380	29,253
Joyo Bank, Ltd.	6,155	34,506
Juroku Bank, Ltd.	8,883	36,370
Mitsubishi UFJ Financial Group, Inc.	107,600	773,640
Mizuho Financial Group, Inc.	206,900	448,073
Musashino Bank, Ltd.	620	24,498
Nanto Bank, Ltd.	3,391	12,138
Nishi-Nippon City Bank, Ltd.	11,799	34,038
Resona Holdings, Inc.	14,300	78,123
Shinsei Bank, Ltd. (a)	14,726	29,725
Shizuoka Bank, Ltd.	3,363	35,151
Sumitomo Mitsui Financial Group, Inc.	10,900	486,275
Sumitomo Mitsui Trust Holdings, Inc.	29,981	137,354
Suruga Bank, Ltd.	496	10,648
Yamaguchi Financial Group, Inc. (a)	3,076	38,335

		2,725,952

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	3,884	123,552
Ito En, Ltd. (a)	2,056	43,148
Kirin Holdings Co., Ltd.	9,207	126,858
Suntory Beverage & Food, Ltd.	1,400	55,776
Takara Holdings, Inc.	3,479	27,237

		376,571

BIOTECHNOLOGY — 0.0% (b)
GNI Group, Ltd. (a)(c)	4,000	8,303
Takara Bio, Inc.	500	5,549

		13,852

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd. (a)	384	8,925
Asahi Glass Co., Ltd. (a)	9,299	55,855
Daikin Industries, Ltd.	2,132	153,482
LIXIL Group Corp.	2,672	53,062
Nippon Sheet Glass Co., Ltd. (a)(c)	9,000	9,562
TOTO, Ltd. (a)	4,444	80,117

		361,003

CAPITAL MARKETS — 1.3%
Daiwa Securities Group, Inc.	12,482	93,560
Jafco Co., Ltd.	312	12,455
Nomura Holdings, Inc.	27,676	187,862
Okasan Securities Group, Inc.	3,107	21,862
SBI Holdings, Inc. (a)	2,358	32,489
Tokai Tokyo Financial Holdings, Inc.	5,967	43,449

		391,677

CHEMICALS — 4.3%
Asahi Kasei Corp.	8,859	72,796
C. Uyemura & Co., Ltd.	300	16,132
Daicel Chemical Industries, Ltd.	3,055	39,247
DIC Corp.	9,391	23,484
Hitachi Chemical Co., Ltd.	1,476	26,634
JSR Corp. (a)	2,060	36,431
Kaneka Corp. (a)	3,224	23,581
Kansai Paint Co., Ltd.	3,092	47,935
Kuraray Co., Ltd.	4,471	54,698
Mitsubishi Chemical Holdings Corp.	9,123	57,445
Mitsubishi Gas Chemical Co., Inc.	3,268	18,321
Mitsui Chemicals, Inc. (a)	8,843	32,882
Nippon Paint Holdings Co., Ltd.	1,200	33,882
Nissan Chemical Industries, Ltd. (a)	3,216	71,040
Nitto Denko Corp. (a)	1,184	97,340
Shin-Etsu Chemical Co., Ltd.	3,620	224,806
Showa Denko KK (a)	11,723	15,520
Sumitomo Chemical Co., Ltd.	14,674	88,261
Teijin, Ltd.	9,367	36,361
Tokai Carbon Co., Ltd.	2,828	8,875

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Toray Industries, Inc. (a)	11,758	$99,501
Tosoh Corp.	8,599	53,478
Toyobo Co., Ltd. (a)	12,302	19,604
Ube Industries, Ltd.	14,543	27,454
Zeon Corp.	3,132	28,923

		1,254,631

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd. (a)	300	9,194
Dai Nippon Printing Co., Ltd.	5,739	59,306
Daiseki Co., Ltd.	600	11,616
Nissha Printing Co., Ltd. (a)	336	5,681
Park24 Co., Ltd.	1,500	25,706
Secom Co., Ltd.	2,068	134,272
Toppan Printing Co., Ltd.	6,299	52,713

		298,488

COMMUNICATIONS EQUIPMENT — 0.0% (b)
Denki Kogyo Co., Ltd.	2,000	9,562

CONSTRUCTION & ENGINEERING — 1.6%
Chiyoda Corp. (a)	1,688	14,954
COMSYS Holdings Corp. (a)	3,000	44,670
JGC Corp. (a)	2,760	52,148
Kajima Corp.	11,595	54,485
Maeda Corp. (a)	5,855	40,576
Nishimatsu Construction Co., Ltd.	3,000	11,253
Obayashi Corp.	8,679	63,338
Raito Kogyo Co., Ltd.	100	811
Shimizu Corp.	8,559	72,115
Taisei Corp.	16,995	97,638
Tokyu Construction Co., Ltd.	200	1,427

		453,415

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	14,607	42,735

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(c)	300	1,152
AEON Financial Service Co., Ltd. (a)	1,540	42,790
Credit Saison Co., Ltd. (a)	2,064	44,261
J Trust Co., Ltd.	700	6,613
Jaccs Co., Ltd.	3,000	14,440
Orient Corp. (a)(c)	6,001	10,691

		119,947

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	1,548	24,821

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	1,492	25,398

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	928	23,282

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Japan Exchange Group, Inc.	300	9,745
ORIX Corp.	11,500	171,140
Zenkoku Hosho Co., Ltd.	800	28,505

		209,390

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Nippon Telegraph & Telephone Corp.	13,200	478,259

ELECTRIC UTILITIES — 1.4%
Chubu Electric Power Co., Inc.	3,563	53,126
Chugoku Electric Power Co., Inc. (a)	2,448	35,730
Hokkaido Electric Power Co., Inc. (a)(c)	1,428	16,210
Hokuriku Electric Power Co. (a)	2,112	31,482
Kansai Electric Power Co., Inc. (c)	7,211	79,880
Kyushu Electric Power Co., Inc. (a)(c)	3,576	41,498
Shikoku Electric Power Co., Inc. (a)	1,472	22,050
Tohoku Electric Power Co., Inc.	4,243	57,491
Tokyo Electric Power Co., Inc. (c)	13,067	71,227

		408,694

ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Holdings Co., Ltd.	9,099	39,187
Fujikura, Ltd.	6,107	34,187
Furukawa Electric Co., Ltd.	5,899	10,509
GS Yuasa Corp. (a)	2,000	7,862
Mitsubishi Electric Corp.	17,974	232,378
Nidec Corp.	1,800	134,818
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	8,303
Ushio, Inc.	1,536	20,009

		487,253

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd.	2,368	73,054
Amano Corp.	1,836	24,007
Anritsu Corp.	100	675
Citizen Holdings Co., Ltd. (a)	4,403	30,729
Hamamatsu Photonics K.K.	2,300	67,854
Hirose Electric Co., Ltd.	200	28,652
Hitachi, Ltd.	38,933	256,700
Horiba, Ltd. (a)	604	24,582
Ibiden Co., Ltd.	1,496	25,307
Iriso Electronics Co., Ltd.	300	21,281
Japan Aviation Electronics Industry, Ltd.	1,000	27,214
Keyence Corp.	340	183,552
Kyocera Corp.	2,900	150,800
Murata Manufacturing Co., Ltd.	1,628	284,183
Nippon Electric Glass Co., Ltd. (a)	5,548	28,111
Oki Electric Industry Co., Ltd.	9,166	19,251
Omron Corp.	2,080	90,431
Shimadzu Corp.	3,312	45,012
TDK Corp.	1,196	91,583
Yaskawa Electric Corp. (a)	2,604	33,368
Yokogawa Electric Corp. (a)	2,964	38,126

		1,544,472

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd. (a)	6,603	93,758
Cawachi, Ltd.	648	9,749
Cosmos Pharmaceutical Corp.	200	27,132
FamilyMart Co., Ltd. (a)	552	25,398
Lawson, Inc. (a)	600	41,090
Seven & i Holdings Co., Ltd.	6,639	285,385
UNY Group Holdings Co., Ltd. (a)	3,000	19,197

		501,709

FOOD PRODUCTS — 1.5%
Ajinomoto Co., Inc.	6,003	130,078
Hokuto Corp.	600	12,303
Kikkoman Corp. (a)	2,256	70,520
MEIJI Holdings Co., Ltd.	600	77,473
Nissin Foods Holding Co., Ltd. (a)	940	41,252
Sakata Seed Corp.	2,384	45,550

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Yakult Honsha Co., Ltd. (a)	864	$51,262

		428,438

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	18,150	71,686
Saibu Gas Co., Ltd. (a)	15,273	36,446
Tokyo Gas Co., Ltd.	20,873	110,877

		219,009

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd.	500	34,283
Hoya Corp.	3,932	157,678
Nakanishi, Inc.	500	19,777
Olympus Corp.	1,542	53,305
Sysmex Corp.	1,200	71,589
Terumo Corp.	2,900	69,606

		406,238

HEALTH CARE PROVIDERS & SERVICES — 0.4%
BML, Inc.	300	9,390
Medipal Holdings Corp.	1,792	29,246
Miraca Holdings, Inc.	936	46,813
Nichii Gakkan Co. (a)	300	2,412
Suzuken Co., Ltd.	900	28,832
Tsukui Corp. (a)	1,400	10,984

		127,677

HEALTH CARE TECHNOLOGY — 0.0% (b)
M3, Inc. (a)	400	8,048

HOTELS, RESTAURANTS & LEISURE — 0.5%
Oriental Land Co., Ltd. (a)	2,400	153,279
Round One Corp.	1,200	5,855

		159,134

HOUSEHOLD DURABLES — 3.0%
Casio Computer Co., Ltd. (a)	3,348	66,104
Fujitsu General, Ltd.	1,000	12,822
Funai Electric Co., Ltd.	595	6,623
Haseko Corp.	2,700	31,862
Nikon Corp. (a)	2,740	31,707
Panasonic Corp.	18,981	260,831
Pioneer Corp. (c)	3,560	6,488
Sangetsu Co., Ltd.	500	7,629
Sekisui Chemical Co., Ltd.	3,079	37,819
Sekisui House, Ltd.	5,679	90,222
Sharp Corp. (a)(c)	8,519	10,373
Sony Corp.	10,211	288,852
Sumitomo Forestry Co., Ltd.	2,068	25,519

		876,851

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp.	2,700	64,198

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	1,240	43,828

INDUSTRIAL CONGLOMERATES — 0.7%
Keihan Electric Railway Co., Ltd. (a)	8,747	50,967
Nisshinbo Holdings, Inc.	2,584	28,910
Toshiba Corp.	35,633	122,596

		202,473

INSURANCE — 2.8%
Dai-ichi Life Insurance Co., Ltd.	6,300	123,899
MS&AD Insurance Group Holdings, Inc.	5,336	166,274
Sompo Japan Nipponkoa Holdings, Inc.	3,000	110,117
Sony Financial Holdings, Inc.	2,400	42,091
T&D Holdings, Inc.	6,300	93,961
Tokio Marine Holdings, Inc.	6,447	268,386

		804,728

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp. (a)	500	15,752
Rakuten, Inc.	7,700	124,437

		140,189

INTERNET SOFTWARE & SERVICES — 0.5%
Dena Co., Ltd. (a)	1,200	23,595
F@N Communications, Inc.	600	4,443
Gree, Inc. (a)	900	5,259
Gurunavi, Inc.	600	9,885
Internet Initiative Japan, Inc.	900	15,813
Kakaku.com, Inc. (a)	400	5,793
Mixi, Inc. (a)	300	14,906
Yahoo! Japan Corp. (a)	15,500	62,575

		142,269

IT SERVICES — 0.9%
Digital Garage, Inc. (a)	400	5,331
Fujitsu, Ltd.	15,498	86,682
IT Holdings Corp.	1,232	26,218
Itochu Techno-Solutions Corp.	900	22,433
NET One Systems Co., Ltd.	3,000	21,060
Nomura Research Institute, Ltd.	300	11,743
NTT Data Corp.	1,200	52,466
SCSK Corp.	200	6,105
TKC Corp.	600	17,015

		249,053

LEISURE PRODUCTS — 0.8%
Bandai Namco Holdings, Inc.	2,632	50,934
Sankyo Co., Ltd.	940	33,301
Sega Sammy Holdings, Inc. (a)	2,431	31,787
Shimano, Inc.	692	94,442
Yamaha Corp.	1,792	36,173

		246,637

MACHINERY — 6.1%
Amada Holdings Co., Ltd.	2,627	27,780
DMG Mori Co., Ltd.	1,468	28,373
FANUC Corp.	1,780	364,830
Glory, Ltd.	1,544	45,740
IHI Corp.	15,311	71,322
Japan Steel Works, Ltd. (a)	2,708	11,198
JTEKT Corp.	2,108	39,932
Kawasaki Heavy Industries, Ltd.	11,978	55,894
Komatsu, Ltd.	8,139	163,425
Komori Corp.	1,188	16,145
Kubota Corp.	7,663	121,585
Kurita Water Industries, Ltd.	1,476	34,426
Makita Corp.	1,276	69,241
Minebea Co., Ltd.	3,255	53,760
Mitsubishi Heavy Industries, Ltd.	27,676	168,433
Mitsui Engineering & Shipbuilding Co., Ltd.	11,567	20,040
NGK Insulators, Ltd. (a)	2,320	59,818
NSK, Ltd.	3,663	56,607

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

NTN Corp.	3,495	$21,993
OKUMA Corp.	2,648	29,928
OSG Corp. (a)	1,512	32,423
SMC Corp.	620	186,788
Sodick Co., Ltd.	200	1,638
Sumitomo Heavy Industries, Ltd.	5,795	33,814
Takuma Co., Ltd.	3,000	19,123
THK Co., Ltd.	1,500	32,436
Toshiba Machine Co., Ltd.	2,944	13,497

		1,780,189

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)	8,759	20,687
Mitsui OSK Lines, Ltd. (a)	6,491	20,794
Nippon Yusen K.K. (a)	11,995	33,427

		74,908

MEDIA — 0.7%
Adways, Inc.	500	4,323
CyberAgent, Inc.	600	28,489
Dentsu, Inc. (a)	2,400	124,349
Toho Co., Ltd.	2,052	51,063
Usen Corp. (c)	1,670	4,804

		213,028

METALS & MINING — 1.9%
Daido Steel Co., Ltd.	3,199	13,333
Dowa Holdings Co., Ltd.	2,767	26,140
JFE Holdings, Inc.	4,247	94,283
Kobe Steel, Ltd.	18,645	31,389
Mitsubishi Materials Corp. (a)	12,027	46,195
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	12,994
Mitsui Mining & Smelting Co., Ltd.	8,839	23,910
Nippon Steel & Sumitomo Metal Corp.	55,755	144,622
Nippon Yakin Kogyo Co., Ltd. (c)	400	752
Nisshin Steel Co., Ltd. (a)	800	9,931
Sumitomo Metal Mining Co., Ltd.	5,575	84,902
Toho Zinc Co., Ltd.	6,000	18,780
Tokyo Steel Manufacturing Co., Ltd.	244	1,793
Topy Industries, Ltd.	8,000	20,463
Yodogawa Steel Works, Ltd.	5,963	26,071

		555,558

MULTILINE RETAIL — 1.4%
Don Quijote Holdings Co., Ltd.	1,000	42,578
H2O Retailing Corp.	3,500	72,938
Isetan Mitsukoshi Holdings, Ltd. (a)	3,641	65,104
J Front Retailing Co., Ltd.	2,800	52,721
Marui Group Co., Ltd. (a)	3,916	52,932
Ryohin Keikaku Co., Ltd.	336	65,187
Seria Co., Ltd. (a)	400	15,070
Takashimaya Co., Ltd.	3,332	30,225

		396,755

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (c)	8,927	14,518
Inpex Corp.	8,900	101,208
JX Holdings, Inc.	21,700	93,670
TonenGeneral Sekiyu K.K. (a)	2,547	23,708

		233,104

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	600	10,522
OJI Paper Co., Ltd.	8,839	38,429

		48,951

PERSONAL PRODUCTS — 1.3%
Euglena Co., Ltd. (c)	800	11,232
Kao Corp.	4,839	225,133
Mandom Corp. (a)	1,616	71,975
Shiseido Co., Ltd.	2,732	62,023

		370,363

PHARMACEUTICALS — 5.4%
Astellas Pharma, Inc.	19,100	272,456
Chugai Pharmaceutical Co., Ltd.	1,616	55,797
Daiichi Sankyo Co., Ltd.	6,051	111,956
Eisai Co., Ltd.	2,340	157,115
Hisamitsu Pharmaceutical Co., Inc.	604	23,471
Kissei Pharmaceutical Co., Ltd.	1,500	38,124
Kyowa Hakko Kirin Co., Ltd. (a)	2,833	37,066
Mitsubishi Tanabe Pharma Corp.	3,000	44,988
Mochida Pharmaceutical Co., Ltd.	600	33,980
Nichi-iko Pharmaceutical Co., Ltd.	300	8,152
Ono Pharmaceutical Co., Ltd.	632	69,054
Otsuka Holdings Co., Ltd. (a)	3,800	121,222
Santen Pharmaceutical Co., Ltd.	4,800	67,980
Seikagaku Corp.	1,200	19,692
Shionogi & Co., Ltd.	2,996	116,177
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,460	16,096
Taisho Pharmaceutical Holdings Co., Ltd. (a)	500	33,792
Takeda Pharmaceutical Co., Ltd.	6,555	316,648
Torii Pharmaceutical Co., Ltd. (a)	300	7,980
Towa Pharmaceutical Co., Ltd.	200	12,798
Tsumura & Co.	100	2,153

		1,566,697

PROFESSIONAL SERVICES — 0.2%
Meitec Corp.	1,212	45,166
Nihon M&A Center, Inc.	600	24,762

		69,928

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Daikyo, Inc. (a)	6,256	10,072
Daito Trust Construction Co., Ltd.	864	89,531
Daiwa House Industry Co., Ltd.	4,363	101,725
Heiwa Real Estate Co., Ltd.	1,400	19,221
Hulic Co., Ltd.	800	7,100
Leopalace21 Corp. (c)	1,544	9,476
Mitsubishi Estate Co., Ltd.	10,111	217,854
Mitsui Fudosan Co., Ltd.	7,923	221,895
Sumitomo Realty & Development Co., Ltd.	2,843	99,754
Tokyo Tatemono Co., Ltd.	2,770	38,483
Tokyu Fudosan Holdings Corp.	4,000	30,859

		845,970

ROAD & RAIL — 4.1%
Central Japan Railway Co.	1,300	234,842
East Japan Railway Co.	2,700	242,937
Hankyu Hanshin Holdings, Inc.	12,486	73,774
Keikyu Corp.	6,355	47,988
Keio Corp.	8,000	57,271
Keisei Electric Railway Co., Ltd.	3,147	37,446

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Kintetsu Group Holdings Co., Ltd. (a)	18,038	$61,471
Nagoya Railroad Co., Ltd. (a)	12,362	46,270
Nankai Electric Railway Co., Ltd.	9,111	40,952
Nippon Express Co., Ltd.	11,555	56,847
Odakyu Electric Railway Co., Ltd.	3,483	32,534
Sotetsu Holdings, Inc.	12,254	63,891
Tobu Railway Co., Ltd.	9,007	38,718
Tokyu Corp.	9,391	62,931
West Japan Railway Co.	1,600	102,448

		1,200,320

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Advantest Corp. (a)	1,816	18,907
Disco Corp.	284	23,511
Rohm Co., Ltd.	876	58,775
Sanken Electric Co., Ltd.	3,404	21,059
SCREEN Holdings Co., Ltd.	364	2,293
Shinko Electric Industries Co., Ltd.	892	6,437
Sumco Corp.	1,546	19,368

		150,350

SOFTWARE — 0.8%
GungHo Online Entertainment, Inc. (a)	3,100	12,059
Konami Corp. (a)	1,192	22,171
Nintendo Co., Ltd.	948	158,588
NSD Co., Ltd.	1,400	18,523
Square Enix Holdings Co., Ltd. (a)	596	13,195
Trend Micro, Inc.	568	19,449

		243,985

SPECIALTY RETAIL — 1.8%
Aoyama Trading Co., Ltd.	1,484	60,032
Arcland Sakamoto Co., Ltd.	500	11,302
Autobacs Seven Co., Ltd. (a)	780	13,055
Fast Retailing Co., Ltd.	276	125,318
Gulliver International Co., Ltd. (a)	900	8,377
Hikari Tsushin, Inc.	284	19,171
Jin Co., Ltd. (a)	500	21,575
K’s Holdings Corp. (a)	400	14,416
Nitori Holding Co., Ltd.	600	48,935
Sanrio Co., Ltd. (a)	648	17,608
Shimachu Co., Ltd. (a)	1,484	42,810
Shimamura Co., Ltd.	332	34,892
USS Co., Ltd.	3,000	54,182
VT Holdings Co., Ltd.	900	5,362
Yamada Denki Co., Ltd. (a)	9,000	36,040

		513,075

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Brother Industries, Ltd. (a)	2,732	38,714
Canon, Inc. (a)	9,258	301,312
FUJIFILM Holdings Corp.	4,227	151,079
Konica Minolta Holdings, Inc.	6,075	70,945
NEC Corp.	17,918	54,326
Ricoh Co., Ltd. (a)	5,555	57,654
Roland DG Corp.	400	11,294
Seiko Epson Corp.	3,200	56,775
Wacom Co., Ltd. (a)	200	727

		742,826

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp. (a)	1,764	45,627
Gunze, Ltd.	6,223	17,037
Japan Wool Textile Co., Ltd.	3,031	23,358
Onward Holdings Co., Ltd. (a)	2,580	17,795

		103,817

TOBACCO — 1.1%
Japan Tobacco, Inc.	9,000	320,717

TRADING COMPANIES & DISTRIBUTORS — 3.5%
Hanwa Co., Ltd.	3,207	15,070
Inaba Denki Sangyo Co., Ltd.	1,356	47,208
ITOCHU Corp. (a)	13,066	172,661
Iwatani Corp.	451	2,860
Kanematsu Corp.	9,000	15,740
Marubeni Corp.	15,402	88,398
Mitsubishi Corp.	11,407	250,951
Mitsui & Co., Ltd.	14,902	202,465
Nishio Rent All Co., Ltd.	400	10,003
Sojitz Corp.	12,828	31,136
Sumitomo Corp.	9,575	111,427
Toyota Tsusho Corp.	1,539	41,316
Yamazen Corp.	4,200	38,339

		1,027,574

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	3,395	31,907
Mitsubishi Logistics Corp.	216	2,838

		34,745

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
KDDI Corp.	15,000	362,113
NTT DoCoMo, Inc.	12,600	241,363
Softbank Corp.	7,215	425,064

		1,028,540

TOTAL COMMON STOCKS —
(Cost $30,526,816)		29,009,103

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,130,088	3,130,088
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	37,408	37,408

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,167,496)		3,167,496

TOTAL INVESTMENTS — 110.1%
(Cost $33,694,312)		32,176,599
OTHER ASSETS & LIABILITIES — (10.1)%		(2,942,269)

NET ASSETS — 100.0%		$29,234,330

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	9.3%
Automobiles	8.2
Machinery	6.1
Pharmaceuticals	5.4
Electronic Equipment, Instruments & Components	5.3
Chemicals	4.3
Road & Rail	4.1
Wireless Telecommunication Services	3.5
Trading Companies & Distributors	3.5
Auto Components	3.4
Household Durables	3.0
Real Estate Management & Development	2.9
Insurance	2.8
Technology Hardware, Storage & Peripherals	2.5
Metals & Mining	1.9
Specialty Retail	1.8
Food & Staples Retailing	1.7
Electrical Equipment	1.7
Diversified Telecommunication Services	1.6
Construction & Engineering	1.6
Food Products	1.5
Electric Utilities	1.4
Health Care Equipment & Supplies	1.4
Multiline Retail	1.4
Capital Markets	1.3
Beverages	1.3
Personal Products	1.3
Building Products	1.2
Tobacco	1.1
Commercial Services & Supplies	1.0
IT Services	0.9
Leisure Products	0.8
Software	0.8
Oil, Gas & Consumable Fuels	0.8
Gas Utilities	0.8
Media	0.7
Diversified Financial Services	0.7
Industrial Conglomerates	0.7
Hotels, Restaurants & Leisure	0.5
Semiconductors & Semiconductor Equipment	0.5
Airlines	0.5
Internet Software & Services	0.5
Internet & Catalog Retail	0.5
Health Care Providers & Services	0.4
Consumer Finance	0.4
Textiles, Apparel & Luxury Goods	0.4
Marine	0.3
Professional Services	0.2
Air Freight & Logistics	0.2
Household Products	0.2
Paper & Forest Products	0.2
Independent Power and Renewable Electricity Producers	0.2
Construction Materials	0.1
Transportation Infrastructure	0.1
Distributors	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Biotechnology	0.0	**
Communications Equipment	0.0	**
Health Care Technology	0.0	**
Short Term Investments	10.9
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
JAPAN — 99.1%
AEROSPACE & DEFENSE — 0.1%
Jamco Corp.	1,000	$32,853

AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	3,600	161,811
Mitsui-Soko Holdings Co., Ltd.	22,686	71,934

		233,745

AUTO COMPONENTS — 4.8%
Ahresty Corp.	4,300	36,687
Akebono Brake Industry Co., Ltd. (a)	4,400	14,131
Calsonic Kansei Corp.	13,000	92,535
Daido Metal Co., Ltd.	1,900	18,291
Eagle Industry Co., Ltd.	5,000	116,373
Exedy Corp.	3,600	90,026
FCC Co., Ltd.	7,113	108,702
Futaba Industrial Co., Ltd.	10,194	49,568
Keihin Corp.	7,341	105,347
KYB Co., Ltd. (a)	19,902	68,961
Mitsuba Corp.	2,700	71,050
Musashi Seimitsu Industry Co., Ltd. (a)	4,152	80,553
Nifco, Inc. (a)	6,900	299,424
Nippon Seiki Co., Ltd.	5,000	99,457
Nissan Shatai Co., Ltd.	9,700	132,858
Nissin Kogyo Co., Ltd.	7,534	124,433
Piolax, Inc.	900	46,116
Press Kogyo Co., Ltd.	18,569	86,953
Riken Corp.	21,000	81,004
Sanden Holdings Corp.	18,000	83,847
Showa Corp.	8,139	81,081
Sumitomo Riko Co., Ltd.	8,600	68,665
Tachi-S Co., Ltd. (a)	5,300	75,711
Takata Corp. (a)(b)	4,600	50,111
Tokai Rika Co., Ltd.	7,500	187,554
Topre Corp.	5,834	105,366
Toyoda Gosei Co., Ltd.	9,500	229,261
Toyota Boshoku Corp. (a)	6,800	114,699
TPR Co., Ltd.	3,500	105,259
TS Tech Co., Ltd.	6,200	165,938
Unipres Corp.	5,200	108,917
Yorozu Corp.	1,000	22,073

		3,120,951

BANKS — 7.2%
Aichi Bank, Ltd.	1,149	64,697
Akita Bank, Ltd.	9,000	29,126
Aomori Bank, Ltd.	24,000	79,238
Awa Bank, Ltd.	20,000	127,487
Bank of Iwate, Ltd. (a)	2,956	133,106
Bank of Nagoya, Ltd. (a)	25,000	97,863
Bank of Okinawa, Ltd.	3,300	141,045
Bank of the Ryukyus, Ltd.	7,781	116,112
Daishi Bank, Ltd.	45,000	190,128
Eighteenth Bank, Ltd.	17,000	52,098
Fukui Bank, Ltd.	12,000	26,282
Fukushima Bank, Ltd.	72,478	60,416
Higashi-nippon Bank, Ltd.	15,000	54,305
Higo Bank, Ltd.	30,000	195,399
Hokkoku Bank, Ltd.	29,000	106,411
Hyakugo Bank, Ltd.	42,000	208,344
Hyakujushi Bank, Ltd.	35,000	125,281
Jimoto Holdings, Inc.	25,700	45,576
Juroku Bank, Ltd.	47,000	192,432
Kagoshima Bank, Ltd.	25,000	180,811
Kansai Urban Banking Corp.	6,400	77,722
Keiyo Bank, Ltd.	35,000	184,203
Kiyo Bank, Ltd.	12,600	192,452
Miyazaki Bank, Ltd.	16,000	59,886
Musashino Bank, Ltd.	5,700	225,224
Nagano Bank, Ltd.	35,534	67,081
Nanto Bank, Ltd.	35,000	125,281
North Pacific Bank, Ltd.	43,300	193,561
Ogaki Kyoritsu Bank, Ltd.	30,000	109,590
Oita Bank, Ltd. (a)	12,000	51,191
San-In Godo Bank, Ltd.	12,000	115,817
Senshu Ikeda Holdings, Inc.	18,200	82,548
Shiga Bank, Ltd.	20,000	107,874
Shikoku Bank, Ltd.	42,000	95,763
Shimizu Bank, Ltd.	2,500	68,953
Taiko Bank, Ltd. (a)	32,000	63,025
Tochigi Bank, Ltd.	20,846	118,911
Toho Bank, Ltd.	21,000	93,875
Tokyo TY Financial Group, Inc.	3,700	125,788
Tomato Bank, Ltd.	46,872	76,610
TOMONY Holdings, Inc.	24,705	113,062
Towa Bank, Ltd.	47,000	46,092
Yamagata Bank, Ltd. (a)	10,000	43,722
Yamanashi Chuo Bank, Ltd.	16,000	75,708

		4,740,096

BEVERAGES — 1.1%
Coca-Cola East Japan Co., Ltd. (a)	8,200	151,783
Coca-Cola West Co., Ltd. (a)	6,400	115,588
Ito En, Ltd. (a)	8,100	169,990
Sapporo Holdings, Ltd. (a)	33,000	122,707
Takara Holdings, Inc.	23,100	180,851

		740,919

BIOTECHNOLOGY — 0.6%
3-D Matrix, Ltd. (a)(b)	3,000	34,936
D.Western Therapeutics Institute, Inc. (b)	1,500	10,064
GNI Group, Ltd. (a)(b)	11,000	22,833
Japan Tissue Engineering Co., Ltd. (b)	1,000	11,425
NanoCarrier Co., Ltd. (a)(b)	3,000	28,709
OncoTherapy Science, Inc. (a)(b)	17,700	54,967
PeptiDream, Inc. (a)(b)	4,000	112,124
ReproCELL, Inc. (a)(b)	8,600	45,683
Takara Bio, Inc. (a)	7,300	81,015
UMN Pharma, Inc. (a)(b)	1,000	22,474

		424,230

BUILDING PRODUCTS — 2.2%
Aica Kogyo Co., Ltd.	8,519	197,998
Bunka Shutter Co., Ltd.	9,577	75,605
Central Glass Co., Ltd.	35,309	148,029
Nichias Corp.	17,000	105,447
Nichiha Corp.	1,100	16,909
Nippon Sheet Glass Co., Ltd. (a)(b)	137,000	145,548
Nitto Boseki Co., Ltd.	25,020	110,414
Noritz Corp.	5,565	105,010
Okabe Co., Ltd.	3,300	25,890

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sankyo Tateyama, Inc.	4,000	$67,601
Sanwa Holdings Corp.	28,310	238,529
Sekisui Jushi Corp.	1,200	15,622
Takara Standard Co., Ltd.	15,000	106,280
Takasago Thermal Engineering Co., Ltd.	8,500	103,224

		1,462,106

CAPITAL MARKETS — 1.6%
Aizawa Securities Co., Ltd.	2,600	17,168
Ichigo Group Holdings Co., Ltd. (a)	12,900	31,838
Ichiyoshi Securities Co., Ltd. (a)	7,900	77,215
Jafco Co., Ltd.	3,500	139,725
kabu.com Securities Co., Ltd	11,200	37,527
Kyokuto Securities Co., Ltd.	5,500	79,782
Marusan Securities Co., Ltd.	3,600	38,746
Matsui Securities Co., Ltd.	12,700	111,572
Monex Group, Inc. (a)	33,600	92,536
Okasan Securities Group, Inc.	22,447	157,944
Sawada Holdings Co., Ltd.	1,800	17,432
Sparx Group Co., Ltd.	7,500	15,752
Tokai Tokyo Financial Holdings, Inc.	28,221	205,491
Toyo Securities Co., Ltd.	16,457	51,376

		1,074,104

CHEMICALS — 5.0%
ADEKA Corp.	12,913	179,399
Asahi Organic Chemicals Industry Co., Ltd. (a)	26,540	55,958
C. Uyemura & Co., Ltd.	976	52,483
Chugoku Marine Paints, Ltd.	6,000	44,621
Earth Chemical Co., Ltd.	2,500	94,900
Fujikura Kasei Co., Ltd.	8,238	39,047
Fujimi, Inc.	3,473	52,280
Fujimori Kogyo Co., Ltd.	2,500	75,593
Ihara Chemical Industry Co., Ltd. (a)	7,100	86,803
Ishihara Sangyo Kaisha, Ltd. (b)	55,811	56,557
Japan Pure Chemical Co., Ltd.	3,300	68,015
Kureha Corp. (a)	20,000	78,781
Lintec Corp.	9,008	205,903
Nihon Nohyaku Co., Ltd.	4,000	38,835
Nihon Parkerizing Co., Ltd.	14,600	148,309
Nippon Soda Co., Ltd.	24,065	154,776
Nippon Synthetic Chemical Industry Co., Ltd.	2,000	13,599
Nippon Valqua Industries, Ltd.	29,025	78,513
NOF Corp.	24,731	198,673
Okamoto Industries, Inc.	17,841	66,777
Sakata INX Corp.	6,100	53,939
Sanyo Chemical Industries, Ltd.	11,000	77,310
Sumitomo Bakelite Co., Ltd.	30,000	136,068
T Hasegawa Co., Ltd.	5,100	73,979
Taiyo Holdings Co., Ltd.	3,500	146,447
Toagosei Co., Ltd. (a)	19,000	158,534
Tokai Carbon Co., Ltd.	30,542	95,845
Tokuyama Corp. (a)(b)	51,000	98,361
Tokyo Ohka Kogyo Co., Ltd.	6,700	190,271
Toyo Ink SC Holdings Co., Ltd.	31,000	124,390
Toyobo Co., Ltd. (a)	102,000	162,546
Zeon Corp.	19,000	175,459

		3,282,971

COMMERCIAL SERVICES & SUPPLIES — 2.6%
Aeon Delight Co., Ltd. (a)	3,700	113,390
Asukanet Co., Ltd.	1,300	25,115
Daiseki Co., Ltd.	7,593	147,001
Duskin Co., Ltd. (a)	9,800	169,387
Itoki Corp.	3,000	17,137
Kokuyo Co., Ltd. (a)	10,300	88,720
Kyodo Printing Co., Ltd.	15,000	42,537
Mitsubishi Pencil Co., Ltd.	1,000	47,318
Moshi Moshi Hotline, Inc.	8,744	97,969
Nippon Parking Development Co., Ltd.	17,100	24,875
Nissha Printing Co., Ltd. (a)	4,800	81,161
Okamura Corp.	11,184	97,522
Oyo Corp.	1,100	14,788
Pilot Corp.	5,400	211,163
Prestige International, Inc.	1,400	10,743
Sanix, Inc. (a)(b)	2,900	8,366
Sato Holdings Corp.	4,100	115,932
Sohgo Security Services Co., Ltd. (a)	7,400	292,093
Toppan Forms Co., Ltd.	7,300	100,642

		1,705,859

COMMUNICATIONS EQUIPMENT — 0.5%
Aiphone Co., Ltd.	3,106	55,538
Denki Kogyo Co., Ltd.	11,303	54,037
Hitachi Kokusai Electric, Inc.	9,634	146,598
Icom, Inc.	3,000	75,635
Japan Radio Co., Ltd.	3,000	10,346

		342,154

CONSTRUCTION & ENGINEERING — 5.5%
Chudenko Corp. (a)	4,000	76,787
Daiho Corp. (a)	7,000	34,552
Fudo Tetra Corp.	12,200	19,841
Hazama Ando Corp.	22,000	119,201
Hibiya Engineering, Ltd.	1,200	16,132
Kandenko Co., Ltd.	15,000	93,654
Kinden Corp.	20,924	276,844
Kumagai Gumi Co., Ltd.	53,000	156,360
Kyowa Exeo Corp.	12,376	144,226
Kyudenko Corp. (a)	7,657	137,665
Maeda Corp. (a)	16,158	111,976
Maeda Road Construction Co., Ltd.	11,000	202,623
Mirait Holdings Corp.	10,900	127,203
Nichireki Co., Ltd.	2,000	16,704
Nippo Corp.	10,000	171,454
Nippon Densetsu Kogyo Co., Ltd.	2,500	44,028
Nippon Koei Co., Ltd.	6,000	23,634
Nippon Road Co., Ltd.	15,000	74,899
Nishimatsu Construction Co., Ltd. (a)	43,000	161,296
Okumura Corp. (a)	29,000	148,123
Penta-Ocean Construction Co., Ltd. (a)	38,600	159,618
Raito Kogyo Co., Ltd.	3,700	30,026
Sanki Engineering Co., Ltd. (a)	11,496	90,848
SHO-BOND Holdings Co., Ltd.	3,900	162,865
Sumitomo Mitsui Construction Co., Ltd.	126,900	165,930
Taihei Dengyo Kaisha, Ltd.	3,000	29,641
Taikisha, Ltd.	4,900	118,290
Tekken Corp. (a)	11,000	32,722
Toa Corp.	12,000	19,417
Tobishima Corp. (a)(b)	27,900	48,109

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Toda Corp.	34,000	$156,156
Tokyu Construction Co., Ltd.	12,822	91,477
Toshiba Plant Systems & Services Corp.	6,800	82,857
Totetsu Kogyo Co., Ltd.	4,600	95,297
Toyo Construction Co., Ltd.	4,000	15,070
Toyo Engineering Corp. (a)	20,000	47,563
Yahagi Construction Co. Ltd. (a)	2,400	17,005
Yokogawa Bridge Holdings Corp.	2,800	27,939
Yurtec Corp.	3,000	21,697

		3,569,729

CONSTRUCTION MATERIALS — 0.4%
Sumitomo Osaka Cement Co., Ltd.	63,000	233,228

CONSUMER FINANCE — 1.2%
Acom Co., Ltd. (a)(b)	45,200	173,612
Aiful Corp. (a)(b)	41,900	135,255
Hitachi Capital Corp. (a)	7,200	190,643
J Trust Co., Ltd.	10,500	99,195
Jaccs Co., Ltd.	18,000	86,642
Orient Corp. (a)(b)	49,300	87,831

		773,178

CONTAINERS & PACKAGING — 0.6%
FP Corp. (a)	3,900	141,989
Fuji Seal International, Inc. (a)	3,470	102,372
Rengo Co., Ltd. (a)	25,000	103,583
Taisei Lamick Co., Ltd. (a)	3,000	70,265

		418,209

DISTRIBUTORS — 0.4%
Canon Marketing Japan, Inc.	8,200	139,587
Doshisha Co., Ltd.	4,400	78,029
Paltac Corp.	2,100	37,207

		254,823

DIVERSIFIED CONSUMER SERVICES — 0.1%
JP-Holdings, Inc.	3,600	9,914
Meiko Network Japan Co., Ltd.	6,400	75,525

		85,439

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp.	6,900	223,299
Fuyo General Lease Co., Ltd.	2,900	123,949
IBJ Leasing Co., Ltd. (a)	4,000	93,000
Japan Securities Finance Co., Ltd.	15,519	90,427
Ricoh Leasing Co., Ltd.	2,967	91,048
Zenkoku Hosho Co., Ltd.	6,300	224,476

		846,199

ELECTRIC UTILITIES — 0.2%
Okinawa Electric Power Co., Inc.	5,200	130,037

ELECTRICAL EQUIPMENT — 1.7%
Cosel Co., Ltd. (a)	6,100	73,979
Daihen Corp.	17,971	91,790
Furukawa Electric Co., Ltd.	110,000	195,971
Futaba Corp.	4,000	72,504
Nippon Carbon Co., Ltd. (a)	28,000	92,216
Nissin Electric Co., Ltd.	3,000	21,305
Nitto Kogyo Corp.	1,800	40,541
Sanyo Denki Co., Ltd.	10,000	80,170
Sinfonia Technology Co., Ltd.	43,826	88,823
SWCC Showa Holdings Co., Ltd. (a)(b)	61,075	47,417
Tatsuta Electric Wire and Cable Co., Ltd.	7,000	29,061
Toyo Tanso Co., Ltd.	2,400	40,031
Ushio, Inc.	16,700	217,544

		1,091,352

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Ai Holdings Corp.	7,500	132,759
Amano Corp.	10,732	140,328
Anritsu Corp.	23,800	160,657
Arisawa Manufacturing Co., Ltd.	2,000	14,808
Daiwabo Holdings Co., Ltd.	23,635	46,936
Enplas Corp.	1,100	44,723
ESPEC Corp.	8,831	101,037
Hakuto Co., Ltd.	6,711	82,266
Horiba, Ltd. (a)	5,100	207,559
Hosiden Corp.	13,795	84,440
Iriso Electronics Co., Ltd.	1,000	70,935
Japan Aviation Electronics Industry, Ltd.	11,000	299,350
Japan Cash Machine Co., Ltd. (a)	2,924	39,834
Kaga Electronics Co., Ltd.	1,200	15,583
Koa Corp.	6,791	73,035
Maruwa Co., Ltd. (a)	1,200	25,399
Mitsumi Electric Co., Ltd. (a)	15,500	105,136
Nichicon Corp.	8,700	70,814
Nihon Dempa Kogyo Co., Ltd. (a)	3,595	26,853
Nippon Ceramic Co., Ltd. (a)	4,023	56,088
Nippon Chemi-Con Corp.	17,432	52,567
Nippon Signal Co., Ltd.	10,700	117,524
Nohmi Bosai, Ltd.	1,500	17,897
Ryosan Co., Ltd.	6,596	173,572
Ryoyo Electro Corp.	7,104	91,670
Siix Corp. (a)	1,000	26,233
SMK Corp. (a)	5,000	20,104
Tabuchi Electric Co., Ltd. (a)	1,500	13,987
Taiyo Yuden Co., Ltd.	14,500	203,580
Tamura Corp.	7,000	27,974

		2,543,648

ENERGY EQUIPMENT & SERVICES — 0.3%
Japan Drilling Co., Ltd. (a)	1,100	31,688
Modec, Inc. (a)	3,500	53,716
Shinko Plantech Co., Ltd.	11,386	100,587

		185,991

FOOD & STAPLES RETAILING — 2.9%
Ain Pharmaciez, Inc.	3,000	139,256
Arcs Co., Ltd.	4,300	93,756
Axial Retailing, Inc. (a)	2,100	59,122
Belc Co., Ltd.	1,600	49,949
Cawachi, Ltd.	5,435	81,770
Cocokara fine, Inc.	1,100	37,846
Cosmos Pharmaceutical Corp.	1,200	162,792
Heiwado Co., Ltd.	3,700	91,922
Kato Sangyo Co., Ltd.	5,200	121,835
Kusuri No Aoki Co., Ltd.	1,400	62,011
Matsumotokiyoshi Holdings Co., Ltd. (a)	5,200	240,101

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Ministop Co., Ltd.	5,794	$100,430
S Foods, Inc.	2,300	46,577
San-A Co., Ltd.	2,400	106,305
UNY Group Holdings Co., Ltd. (a)	18,200	116,460
Valor Co., Ltd.	5,900	147,783
Welcia Holdings Co., Ltd. (a)	2,300	105,071
Yaoko Co., Ltd. (a)	1,400	65,100
Yokohama Reito Co., Ltd. (a)	12,780	99,742

		1,927,828

FOOD PRODUCTS — 4.0%
Ariake Japan Co., Ltd.	4,864	199,147
Dydo Drinco, Inc. (a)	1,500	65,215
Ezaki Glico Co., Ltd.	4,000	198,750
Fuji Oil Co., Ltd.	8,500	149,070
Fujicco Co., Ltd.	6,657	134,756
Hokuto Corp.	5,921	121,406
House Foods Group, Inc. (a)	7,300	138,883
Itoham Foods, Inc. (a)	10,000	53,937
J-Oil Mills, Inc.	14,000	48,053
Kagome Co., Ltd. (a)	8,600	138,665
Kameda Seika Co., Ltd.	1,500	58,044
Marudai Food Co., Ltd.	25,417	95,133
Maruha Nichiro Corp.	7,100	114,828
Megmilk Snow Brand Co., Ltd.	9,400	120,606
Mitsui Sugar Co., Ltd.	19,497	77,755
Morinaga & Co., Ltd.	22,000	94,210
Morinaga Milk Industry Co., Ltd.	30,000	110,080
Nakamuraya Co., Ltd.	20,952	77,394
Nichirei Corp.	24,000	165,734
Nippon Flour Mills Co., Ltd.	9,000	54,501
Nippon Suisan Kaisha, Ltd.	33,375	95,462
Nisshin Oillio Group, Ltd.	18,000	73,845
Prima Meat Packers, Ltd.	10,000	30,646
Riken Vitamin Co., Ltd. (a)	2,980	95,465
Sakata Seed Corp.	4,500	85,980
Showa Sangyo Co., Ltd.	11,000	44,768

		2,642,333

GAS UTILITIES — 0.2%
Saibu Gas Co., Ltd. (a)	13,000	31,022
Shizuoka Gas Co., Ltd.	15,519	108,436

		139,458

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Asahi Intecc Co., Ltd.	3,600	246,835
CYBERDYNE, Inc. (a)(b)	2,900	75,602
Eiken Chemical Co., Ltd.	3,300	66,046
Fukuda Denshi Co., Ltd.	1,286	71,465
Hogy Medical Co., Ltd. (a)	1,600	82,115
Jeol, Ltd.	7,000	31,749
Mani, Inc.	600	39,865
Nagaileben Co., Ltd.	1,800	34,598
Nakanishi, Inc.	3,600	142,394
Nikkiso Co., Ltd. (a)	9,100	95,488
Nipro Corp.	12,900	132,094
Paramount Bed Holdings Co., Ltd.	3,000	88,628

		1,106,879

HEALTH CARE PROVIDERS & SERVICES — 0.8%
As One Corp.	1,200	41,335
BML, Inc.	900	28,170
Message Co., Ltd. (a)	2,300	62,028
Nichii Gakkan Co. (a)	6,600	53,074
Ship Healthcare Holdings, Inc.	5,500	113,717
Toho Holdings Co., Ltd. (a)	6,800	156,656
Tokai Corp.	1,800	65,239
Tsukui Corp. (a)	1,700	13,337
Vital KSK Holdings, Inc. (a)	1,800	13,063

		546,619

HEALTH CARE TECHNOLOGY — 0.1%
FINDEX, Inc. (a)	3,000	34,471
Medinet Co., Ltd. (a)(b)	7,100	12,881

		47,352

HOTELS, RESTAURANTS & LEISURE — 3.6%
Accordia Golf Co., Ltd.	12,700	119,979
Colowide Co., Ltd. (a)	11,400	172,819
Doutor Nichires Holdings Co., Ltd. (a)	7,775	136,356
Fuji Kyuko Co., Ltd.	4,000	34,683
Hiday Hidaka Corp.	1,000	24,558
HIS Co., Ltd.	5,900	201,062
Ichibanya Co., Ltd. (a)	1,900	78,258
Kappa Create Holdings Co., Ltd. (b)	5,600	52,858
Kisoji Co., Ltd. (a)	4,900	80,889
KNT-CT Holdings Co., Ltd. (b)	10,000	13,239
Kura Corp.	900	28,611
Kyoritsu Maintenance Co., Ltd. (a)	2,200	141,495
MOS Food Services, Inc. (a)	5,914	122,954
Ohsho Food Service Corp.	3,000	103,461
PGM Holdings K. K.	9,100	97,198
Plenus Co., Ltd.	3,700	66,673
Round One Corp.	9,500	46,349
Royal Holdings Co., Ltd. (a)	6,300	105,133
Saizeriya Co., Ltd.	5,900	131,004
St Marc Holdings Co., Ltd.	3,200	105,390
Tokyo Dome Corp.	28,085	116,825
Tokyotokeiba Co., Ltd. (a)	11,000	26,070
Toridoll.corp.	3,800	50,277
Yoshinoya Holdings Co., Ltd.	9,700	117,559
Zensho Holdings Co., Ltd. (a)(b)	15,846	150,994

		2,324,694

HOUSEHOLD DURABLES — 2.0%
Alpine Electronics, Inc.	7,000	135,006
Chofu Seisakusho Co., Ltd. (a)	3,800	89,313
Clarion Co., Ltd. (a)	18,000	52,515
Foster Electric Co., Ltd.	3,600	80,994
France Bed Holdings Co., Ltd.	48,734	75,273
Fujitsu General, Ltd.	10,000	128,223
Funai Electric Co., Ltd.	3,600	40,070
Janome Sewing Machine Co., Ltd. (a)(b)	36,000	37,952
JVC Kenwood Corp.	18,600	50,769
Misawa Homes Holdings, Inc. (a)	5,966	51,925
PanaHome Corp.	14,000	99,653
Pioneer Corp. (b)	49,000	89,298
Sangetsu Co., Ltd.	9,200	140,370
Starts Corp., Inc.	1,100	17,161
Tamron Co., Ltd.	2,900	61,216
Token Corp.	1,980	125,080
West Holdings Corp.	1,100	7,911

		1,282,729

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD PRODUCTS — 0.3%
Lion Corp. (a)	27,000	$216,459

INDUSTRIAL CONGLOMERATES — 0.5%
Katakura Industries Co., Ltd. (a)	4,980	54,088
Nisshinbo Holdings, Inc.	19,000	212,569
TOKAI Holdings Corp. (a)	12,900	52,500

		319,157

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp. (a)	2,000	63,008
Senshukai Co., Ltd. (a)	9,924	69,585
Start Today Co., Ltd.	7,400	207,127

		339,720

INTERNET SOFTWARE & SERVICES — 0.8%
Ateam, Inc. (a)	2,000	39,358
CROOZ, Inc. (a)	800	30,532
F@N Communications, Inc. (a)	5,900	43,684
GMO Internet, Inc.	9,600	128,821
Gree, Inc. (a)	12,500	73,040
Gurunavi, Inc.	2,900	47,778
Infomart Corp.	3,100	39,166
Internet Initiative Japan, Inc.	3,500	61,496
SMS Co., Ltd.	2,100	27,751
UNITED, Inc.	1,200	14,553

		506,179

IT SERVICES — 2.3%
Digital Garage, Inc.	4,600	61,313
DTS Corp.	4,732	106,887
Future Architect, Inc.	7,100	46,419
GMO Payment Gateway, Inc.	1,700	54,946
Ines Corp. (a)	11,660	130,164
IT Holdings Corp.	10,937	232,746
Itochu Techno-Solutions Corp.	7,200	179,463
NEC Networks & System Integration Corp.	4,100	89,596
NET One Systems Co., Ltd. (a)	13,000	91,260
Nihon Unisys, Ltd. (a)	5,500	56,544
NS Solutions Corp.	3,300	109,222
SCSK Corp.	6,300	192,298
TKC Corp.	900	25,522
Transcosmos, Inc.	4,967	132,329

		1,508,709

LEISURE PRODUCTS — 0.6%
Fields Corp.	3,600	57,928
Heiwa Corp.	6,300	125,521
Mizuno Corp. (a)	8,000	37,919
Tomy Co., Ltd. (a)	12,300	64,232
Universal Entertainment Corp. (a)	3,600	81,406

		367,006

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Chiome Bioscience, Inc. (b)	1,400	10,400
EPS Holdings, Inc.	4,800	58,252

		68,652

MACHINERY — 7.6%
Aida Engineering, Ltd.	3,400	37,288
Asahi Diamond Industrial Co., Ltd. (a)	6,442	72,599
Chugai Ro Co., Ltd.	27,522	62,077
CKD Corp. (a)	9,805	112,501
Daifuku Co., Ltd.	10,981	169,159
DMG Mori Co., Ltd.	14,600	282,180
Fuji Machine Manufacturing Co., Ltd.	11,242	117,689
Fujitec Co., Ltd.	11,200	139,582
Furukawa Co., Ltd.	49,280	87,795
Harmonic Drive Systems, Inc. (a)	2,500	49,075
Hitachi Koki Co., Ltd.	12,300	102,630
Hitachi Zosen Corp.	22,500	128,346
Iseki & Co., Ltd. (a)	22,000	43,509
Japan Steel Works, Ltd. (a)	50,000	206,758
Juki Corp. (a)	4,890	65,818
Kato Works Co., Ltd.	11,000	64,724
Kitz Corp.	10,402	52,025
Komori Corp. (a)	8,240	111,986
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,840	52,646
Makino Milling Machine Co., Ltd.	11,739	118,479
Meidensha Corp.	25,000	93,981
Mitsubishi Kakoki Kaisha, Ltd.	11,000	33,621
Mitsubishi Nichiyu Forklift Co., Ltd.	2,800	14,096
Mitsuboshi Belting Co., Ltd.	9,000	71,344
Miura Co., Ltd.	15,200	176,266
Morita Holdings Corp.	7,200	70,373
Nachi-Fujikoshi Corp.	19,418	114,574
Namura Shipbuilding Co., Ltd. (a)	4,800	41,188
Nihon Trim Co., Ltd.	500	13,198
Nippon Sharyo, Ltd. (a)	12,970	34,978
Nippon Thompson Co., Ltd.	11,511	64,533
Nitta Corp.	3,700	102,656
Nitto Kohki Co., Ltd.	4,400	99,676
Obara Group, Inc.	1,200	64,528
Oiles Corp. (a)	3,900	74,070
OKUMA Corp.	13,192	149,099
OSG Corp.	11,100	238,029
Ryobi, Ltd.	15,723	61,419
Shibuya Kogyo Co., Ltd.	1,100	19,750
Shima Seiki Manufacturing, Ltd.	5,400	86,098
Shinmaywa Industries, Ltd.	15,000	137,417
Sintokogio, Ltd. (a)	11,319	100,365
Sodick Co., Ltd. (a)	7,000	57,320
Star Micronics Co., Ltd. (a)	6,069	103,560
Tadano, Ltd.	10,913	163,207
Takeuchi Manufacturing Co., Ltd.	1,100	63,106
Takuma Co., Ltd.	7,000	44,621
Teikoku Sen-I Co., Ltd.	1,900	27,064
Tocalo Co., Ltd.	3,800	89,034
Toshiba Machine Co., Ltd.	20,009	91,734
Tsubakimoto Chain Co.	15,124	147,946
Tsugami Corp. (a)	12,000	66,097
Tsukishima Kikai Co., Ltd. (a)	6,400	67,993
Tsurumi Manufacturing Co., Ltd.	1,000	15,830
Union Tool Co. (a)	3,032	97,503
YAMABIKO Corp.	500	22,882

		4,996,022

MARINE — 0.1%
Iino Kaiun Kaisha, Ltd.	17,506	83,549

MEDIA — 2.5%
Adways, Inc. (a)	2,100	18,157
Asatsu-DK, Inc.	3,700	87,628
Avex Group Holdings, Inc.	5,592	98,254
Broccoli Co., Ltd.	3,000	16,181

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COOKPAD, Inc. (a)	6,300	$114,297
Daiichikosho Co., Ltd.	6,281	221,233
Kadokawa Dwango (a)(b)	5,800	75,270
Next Co., Ltd.	4,800	33,696
Septeni Holdings Co., Ltd.	1,200	13,435
Shochiku Co., Ltd. (a)	17,243	154,442
SKY Perfect JSAT Holdings, Inc.	25,200	135,303
Toei Co., Ltd.	16,000	114,150
Tokyo Broadcasting System Holdings, Inc.	10,100	139,575
TV Asahi Holdings Corp.	8,400	141,139
Tv Tokyo Holdings Corp.	3,000	47,685
Usen Corp. (b)	11,680	33,599
ValueCommerce Co., Ltd.	1,200	5,492
Wowow, Inc.	2,600	80,530
Zenrin Co., Ltd. (a)	6,924	90,649

		1,620,715

METALS & MINING — 2.8%
Aichi Steel Corp.	19,000	84,934
Asahi Holdings, Inc.	6,500	110,808
Daido Steel Co., Ltd.	39,000	162,547
Godo Steel, Ltd.	20,440	38,085
Kyoei Steel, Ltd. (a)	3,000	55,531
Maruichi Steel Tube, Ltd. (a)	8,300	206,203
Nippon Denko Co., Ltd.	23,600	54,967
Nippon Light Metal Holdings Co., Ltd.	69,500	119,842
Nippon Yakin Kogyo Co., Ltd. (a)(b)	18,000	33,833
Nisshin Steel Co., Ltd. (a)	8,400	104,275
OSAKA Titanium Technologies Co., Ltd. (a)	3,600	96,792
Pacific Metals Co., Ltd. (a)(b)	15,000	45,601
Sanyo Special Steel Co., Ltd.	18,750	87,341
Toho Titanium Co., Ltd. (a)(b)	6,600	76,267
Toho Zinc Co., Ltd.	20,796	65,091
Tokyo Rope Manufacturing Co., Ltd. (a)(b)	33,654	62,157
Tokyo Steel Manufacturing Co., Ltd.	11,400	83,754
Tokyo Tekko Co., Ltd.	4,000	20,333
Toyo Kohan Co., Ltd.	4,000	19,842
UACJ Corp. (a)	34,000	86,136
Yamato Kogyo Co., Ltd.	5,700	133,178
Yodogawa Steel Works, Ltd.	24,000	104,932

		1,852,449

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	6,100	257,729
Matsuya Co., Ltd.	5,308	99,771
Parco Co., Ltd.	9,225	91,447
Seria Co., Ltd. (a)	2,200	82,883

		531,830

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (b)	80,000	130,103
Itochu Enex Co., Ltd.	12,004	115,365
Japan Petroleum Exploration Co., Ltd.	4,500	143,239
Nippon Gas Co., Ltd.	4,000	125,363
San-Ai Oil Co., Ltd.	4,000	25,955

		540,025

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp. (a)	11,940	120,020
Hokuetsu Kishu Paper Co., Ltd.	9,100	50,272
Mitsubishi Paper Mills, Ltd. (b)	19,000	14,285

		184,577

PERSONAL PRODUCTS — 1.7%
Aderans Co., Ltd.	4,604	39,770
Dr Ci:Labo Co., Ltd.	3,048	106,984
Euglena Co., Ltd. (b)	7,300	102,492
Fancl Corp. (a)	6,900	96,086
Kose Corp.	4,000	328,852
Mandom Corp. (a)	3,145	140,075
Milbon Co., Ltd.	2,900	92,310
Pola Orbis Holdings, Inc.	3,600	203,882

		1,110,451

PHARMACEUTICALS — 2.2%
ASKA Pharmaceutical Co., Ltd.	2,100	23,031
JCR Pharmaceuticals Co., Ltd.	1,200	29,273
Kissei Pharmaceutical Co., Ltd.	2,400	60,998
KYORIN Holdings, Inc.	9,700	197,940
Mochida Pharmaceutical Co., Ltd.	2,400	135,921
Nichi-iko Pharmaceutical Co., Ltd.	5,965	162,086
Nippon Shinyaku Co., Ltd.	7,000	214,522
Rohto Pharmaceutical Co., Ltd. (a)	13,700	226,383
Seikagaku Corp.	5,600	91,896
Sosei Group Corp. (a)	1,800	104,442
Torii Pharmaceutical Co., Ltd. (a)	2,200	58,522
Towa Pharmaceutical Co., Ltd.	1,400	89,584
ZERIA Pharmaceutical Co., Ltd. (a)	5,200	75,982

		1,470,580

PROFESSIONAL SERVICES — 1.2%
en-japan, Inc.	1,100	19,750
Meitec Corp.	4,844	180,514
Nihon M&A Center, Inc.	4,100	169,207
Nomura Co., Ltd.	7,300	88,651
Pasona Group, Inc.	7,400	68,095
Temp Holdings Co., Ltd.	6,200	223,953
Yumeshin Holdings Co., Ltd. (a)	1,500	9,561

		759,731

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Daibiru Corp.	10,026	92,833
Daikyo, Inc. (a)	35,352	56,914
Goldcrest Co., Ltd. (a)	3,409	67,336
Heiwa Real Estate Co., Ltd.	7,600	104,344
K.K. daVinci Holdings (c)	262	0
Kabuki-Za Co., Ltd	1,000	41,106
Kenedix, Inc. (a)	32,700	125,867
NTT Urban Development Corp.	15,400	153,289
Open House Co., Ltd.	5,800	98,164
Raysum Co., Ltd. (a)	1,100	10,940
Relo Holdings, Inc.	1,800	177,992
Sumitomo Real Estate Sales Co., Ltd.	1,100	27,777
Sun Frontier Fudousan Co., Ltd. (a)	1,600	12,971
Takara Leben Co., Ltd.	14,800	88,172
TOC Co., Ltd.	10,000	69,955

		1,127,660

ROAD & RAIL — 1.6%
Fukuyama Transporting Co., Ltd. (a)	11,000	61,039
Hamakyorex Co., Ltd.	2,400	95,910
Hitachi Transport System, Ltd.	7,400	122,945
Kobe Electric Railway Co., Ltd. (b)	24,500	71,679

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Nippon Konpo Unyu Soko Co., Ltd.	6,900	$120,446
Nishi-Nippon Railroad Co., Ltd.	28,000	128,599
Sankyu, Inc.	35,830	195,891
Seino Holdings Co., Ltd.	19,000	213,035
Trancom Co., Ltd.	700	38,271

		1,047,815

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Lasertec Corp. (a)	4,900	67,755
Megachips Corp.	4,400	54,692
Micronics Japan Co., Ltd. (a)	2,200	50,647
Renesas Electronics Corp. (a)(b)	3,200	22,882
Sanken Electric Co., Ltd.	17,000	105,169
SCREEN Holdings Co., Ltd. (a)	29,000	182,724
Shindengen Electric Manufacturing Co., Ltd. (a)	7,000	35,067
Shinko Electric Industries Co., Ltd.	11,200	80,821
Sumco Corp.	15,500	194,185
Tokyo Seimitsu Co., Ltd.	6,600	144,821
Ulvac, Inc.	4,902	75,514
UT Holdings Co., Ltd. (a)(b)	2,200	10,931

		1,025,208

SOFTWARE — 2.0%
Advanced Media, Inc. (b)	1,200	7,865
Broadleaf Co., Ltd.	2,900	39,033
Capcom Co., Ltd.	6,800	131,760
COLOPL, Inc. (a)	5,800	117,218
Fuji Soft, Inc. (a)	3,574	72,815
Justsystems Corp. (b)	2,800	18,146
KLab, Inc. (a)(b)	4,600	67,178
Koei Tecmo Holdings Co., Ltd.	8,000	137,752
Marvelous, Inc. (a)	2,300	28,908
Nexon Co., Ltd.	20,400	280,747
NSD Co., Ltd.	9,200	121,724
OBIC Business Consultants, Ltd.	2,200	82,883
Square Enix Holdings Co., Ltd. (a)	8,300	183,751

		1,289,780

SPECIALTY RETAIL — 4.2%
Adastria Co., Ltd.	2,550	91,276
AOKI Holdings, Inc.	6,100	87,040
Aoyama Trading Co., Ltd.	5,500	222,490
Arcland Sakamoto Co., Ltd.	2,700	61,032
AT-Group Co., Ltd.	1,000	21,616
Autobacs Seven Co., Ltd. (a)	10,688	178,883
Bic Camera, Inc. (a)	10,800	136,098
Chiyoda Co., Ltd.	3,213	75,464
DCM Holdings Co., Ltd.	14,600	143,059
EDION Corp. (a)	11,150	79,002
Geo Holdings Corp. (a)	9,500	116,998
Gulliver International Co., Ltd. (a)	9,600	89,359
Hikari Tsushin, Inc.	2,600	175,508
Jin Co., Ltd.	1,200	51,779
K’s Holdings Corp. (a)	5,900	212,634
Kohnan Shoji Co., Ltd. (a)	8,700	113,047
Komeri Co., Ltd. (a)	5,230	119,717
Nishimatsuya Chain Co., Ltd.	8,766	88,258
Pal Co., Ltd.	2,100	68,990
Sanrio Co., Ltd. (a)	6,700	182,058
Shimachu Co., Ltd. (a)	8,200	236,555
United Arrows, Ltd. (a)	3,029	94,931
VT Holdings Co., Ltd.	4,300	25,618
Xebio Co., Ltd. (a)	4,561	89,084
Yellow Hat, Ltd.	1,000	19,466

		2,779,962

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Eizo Corp. (a)	3,800	87,419
Hitachi Maxell, Ltd.	6,300	101,786
Japan Digital Laboratory Co., Ltd.	4,700	65,681
Melco Holdings, Inc. (a)	2,200	41,549
Riso Kagaku Corp.	6,700	126,866
Roland DG Corp.	1,000	28,235
Toshiba TEC Corp.	21,000	113,783
Wacom Co., Ltd. (a)	20,900	76,006

		641,325

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Atsugi Co., Ltd.	59,470	56,377
Descente, Ltd.	5,000	75,062
Fujibo Holdings, Inc.	8,000	18,567
Gunze, Ltd.	35,348	96,773
Japan Wool Textile Co., Ltd.	12,170	93,787
Kurabo Industries, Ltd. (a)	29,000	62,093
Onward Holdings Co., Ltd. (a)	19,000	131,051
Sanyo Shokai, Ltd.	17,516	48,240
Seiko Holdings Corp. (a)	14,649	74,224
Seiren Co., Ltd.	9,400	99,481
TSI Holdings Co., Ltd. (b)	13,500	93,446
Unitika, Ltd. (b)	87,084	41,277
Wacoal Holdings Corp.	11,000	128,640
Yondoshi Holdings, Inc. (a)	3,300	80,204

		1,099,222

TRADING COMPANIES & DISTRIBUTORS — 2.8%
Hanwa Co., Ltd.	28,032	131,724
Inaba Denki Sangyo Co., Ltd.	3,863	134,486
Inabata & Co., Ltd.	9,475	103,682
Iwatani Corp. (a)	26,422	167,560
Kanamoto Co., Ltd.	3,500	88,812
Kanematsu Corp.	61,000	106,681
Kuroda Electric Co., Ltd.	7,000	130,258
Mitani Corp.	1,200	28,440
MonotaRO Co., Ltd. (a)	4,300	189,057
Nagase & Co., Ltd.	10,700	147,779
Nichiden Corp.	3,400	84,746
Nippon Steel & Sumikin Bussan Corp.	12,000	43,836
Nishio Rent All Co., Ltd.	2,600	65,019
Okaya & Co., Ltd.	1,100	84,951
Trusco Nakayama Corp.	4,400	149,765
Wakita & Co., Ltd.	7,200	73,433
Yamazen Corp.	12,500	114,105

		1,844,334

TRANSPORTATION INFRASTRUCTURE — 0.2%
Sumitomo Warehouse Co., Ltd.	25,563	142,893

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Japan Communications, Inc. (a)(b)	16,800	57,114
Okinawa Cellular Telephone Co.	1,000	29,216

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

WirelessGate, Inc.	1,000	$25,293

		111,623

TOTAL COMMON STOCKS —
(Cost $66,087,218)		64,895,346

SHORT TERM INVESTMENTS — 19.5%
UNITED STATES — 19.5%
MONEY MARKET FUNDS — 19.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,306,531	12,306,531
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	432,866	432,866

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,739,397)		12,739,397

TOTAL INVESTMENTS — 118.6%
(Cost $78,826,615)		77,634,743
OTHER ASSETS & LIABILITIES — (18.6)%		(12,152,892)

NET ASSETS — 100.0%		$65,481,851

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	7.6%
Banks	7.2
Construction & Engineering	5.5
Chemicals	5.0
Auto Components	4.8
Specialty Retail	4.2
Food Products	4.0
Electronic Equipment, Instruments & Components	3.9
Hotels, Restaurants & Leisure	3.6
Food & Staples Retailing	2.9
Metals & Mining	2.8
Trading Companies & Distributors	2.8
Commercial Services & Supplies	2.6
Media	2.5
IT Services	2.3
Pharmaceuticals	2.2
Building Products	2.2
Software	2.0
Household Durables	2.0
Real Estate Management & Development	1.7
Personal Products	1.7
Health Care Equipment & Supplies	1.7
Textiles, Apparel & Luxury Goods	1.7
Electrical Equipment	1.7
Capital Markets	1.6
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	1.6
Diversified Financial Services	1.3
Consumer Finance	1.2
Professional Services	1.2
Beverages	1.1
Technology Hardware, Storage & Peripherals	1.0
Health Care Providers & Services	0.8
Oil, Gas & Consumable Fuels	0.8
Multiline Retail	0.8
Internet Software & Services	0.8
Biotechnology	0.6
Containers & Packaging	0.6
Leisure Products	0.6
Communications Equipment	0.5
Internet & Catalog Retail	0.5
Industrial Conglomerates	0.5
Distributors	0.4
Air Freight & Logistics	0.4
Construction Materials	0.4
Household Products	0.3
Energy Equipment & Services	0.3
Paper & Forest Products	0.3
Transportation Infrastructure	0.2
Gas Utilities	0.2
Electric Utilities	0.2
Wireless Telecommunication Services	0.2
Diversified Consumer Services	0.1
Marine	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Aerospace & Defense	0.1
Short Term Investments	19.5
Other Assets & Liabilities	(18.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.1%
APA Group	124,575	$788,966
Challenger, Ltd.	111,253	574,621
Coca-Cola Amatil, Ltd.	135,784	954,926
Sonic Healthcare, Ltd.	39,764	653,123
South32, Ltd. (a)	43,381	58,674
Woolworths, Ltd. (b)	29,041	601,772

		3,632,082

BRAZIL — 1.0%
Natura Cosmeticos SA	82,897	734,929

CANADA — 16.0%
Bank of Montreal (b)	8,414	498,795
Bank of Nova Scotia (b)	10,619	548,365
Canadian Imperial Bank of Commerce (b)	7,399	545,657
Cominar Real Estate Investment Trust	66,994	951,423
Emera, Inc.	20,079	632,711
Enbridge Income Fund Holdings, Inc.	18,967	524,595
Fortis, Inc.	17,502	491,786
Great-West Lifeco, Inc. (b)	19,128	557,086
IGM Financial, Inc. (b)	18,419	586,894
Labrador Iron Ore Royalty Corp. (b)	59,542	680,098
National Bank of Canada (b)	14,969	562,574
Power Corp. of Canada	20,377	521,320
Power Financial Corp. (b)	18,558	533,202
RioCan REIT	30,553	655,135
Rogers Communications, Inc. (Class B) (b)	17,925	636,051
Royal Bank of Canada (b)	8,266	505,713
Shaw Communications, Inc. (Class B)	24,447	532,627
TELUS Corp.	18,182	626,674
Vermilion Energy, Inc. (b)	16,862	728,667

		11,319,373

CHINA — 1.8%
Jiangsu Expressway Co., Ltd. (Class H)	554,000	727,467
Sino Land Co., Ltd.	338,887	566,520

		1,293,987

FINLAND — 2.2%
Fortum Oyj	45,827	813,903
Konecranes Oyj	25,400	739,497

		1,553,400

FRANCE — 6.2%
Klepierre	12,929	568,369
Neopost SA	26,424	1,136,299
Sanofi	6,571	646,041
Total SA	18,047	876,104
Unibail-Rodamco SE	2,064	521,344
Vinci SA	11,399	658,916

		4,407,073

GERMANY — 3.1%
Bilfinger SE (b)	18,842	712,213
Deutsche Euroshop AG	10,871	477,110
Muenchener Rueckversicherungs-Gesellschaft AG	2,929	518,895
Siemens AG	5,045	507,870

		2,216,088

HONG KONG — 0.9%
CLP Holdings, Ltd.	72,000	612,031

ITALY — 2.9%
Atlantia SpA	25,739	635,513
Hera SpA	317,397	793,577
Tod’s SpA (b)	6,528	619,702

		2,048,792

JAPAN — 3.0%
Canon, Inc. (b)	21,900	712,759
TonenGeneral Sekiyu K.K. (b)	70,000	651,575
UNY Group Holdings Co., Ltd.	118,200	756,349

		2,120,683

MALAYSIA — 0.6%
AMMB Holdings Bhd	280,300	447,975

NORWAY — 2.6%
Orkla ASA	115,477	905,616
Statoil ASA	50,900	906,398

		1,812,014

PORTUGAL — 1.3%
EDP — Energias de Portugal SA	233,485	885,807

SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	240,100	750,703

SOUTH AFRICA — 4.0%
Foschini Group, Ltd.	48,200	631,402
MTN Group, Ltd.	43,753	824,576
Standard Bank Group, Ltd.	40,221	530,757
Truworths International, Ltd.	117,591	830,265

		2,817,000

SOUTH KOREA — 1.2%
KT&G Corp.	9,746	829,168

SPAIN — 1.8%
Abertis Infraestructuras SA	32,905	539,309
Enagas SA	25,688	698,223

		1,237,532

SWEDEN — 2.1%
Skanska AB (Class B)	28,645	579,977
TeliaSonera AB	151,375	890,463

		1,470,440

SWITZERLAND — 3.1%
Baloise Holding AG	3,872	472,321
PSP Swiss Property AG (a)	4,943	423,134
Swiss Prime Site AG	7,609	577,667
Syngenta AG	1,720	699,374

		2,172,496

TAIWAN — 1.0%
Simplo Technology Co., Ltd.	147,000	681,294

THAILAND — 1.0%
Advanced Info Service PCL NVDR	103,600	736,155

UNITED KINGDOM — 14.9%
Aberdeen Asset Management PLC	87,757	557,583
Amec Foster Wheeler PLC	65,686	844,513
Amlin PLC	100,357	751,909

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

BAE Systems PLC	92,061	$653,267
BHP Billiton PLC	43,349	851,506
British American Tobacco PLC	11,962	642,452
Carillion PLC (b)	165,848	891,775
Centrica PLC	245,895	1,020,165
GlaxoSmithKline PLC	42,377	881,398
Sky PLC	42,140	687,257
Tate & Lyle PLC	76,698	626,636
United Business Media PLC	119,074	1,000,946
William Morrison Supermarkets PLC (b)	393,526	1,118,969

		10,528,376

UNITED STATES — 22.6%
AT&T, Inc. (b)	27,033	960,212
CME Group, Inc. (b)	6,941	645,929
Consolidated Edison, Inc. (b)	8,958	518,489
Darden Restaurants, Inc. (b)	10,333	734,470
Entergy Corp.	6,962	490,821
HollyFrontier Corp.	45,007	1,921,349
Mattel, Inc. (b)	28,748	738,536
National Health Investors, Inc. (b)	7,957	495,721
New York Community Bancorp, Inc. (b)	54,756	1,006,415
Northwest Natural Gas Co. (b)	12,014	506,750
Old Republic International Corp.	47,770	746,645
People’s United Financial, Inc. (b)	41,829	678,048
Pepco Holdings, Inc.	24,016	646,991
PPL Corp.	18,819	554,596
R.R. Donnelley & Sons Co. (b)	63,706	1,110,396
Southern Co. (b)	13,424	562,466
Talen Energy Corp. (a)	2,350	40,326
UIL Holdings Corp.	14,042	643,404
Universal Corp. (b)	19,737	1,131,325
Verizon Communications, Inc. (b)	16,193	754,756
Williams Cos., Inc.	19,522	1,120,368

		16,008,013

TOTAL COMMON STOCKS —
(Cost $72,706,470)		70,315,411

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Abertis Infraestructuras SA (expiring 7/3/15) (a) (Cost $30,181)	32,905	26,965

SHORT TERM INVESTMENTS — 19.6%
UNITED STATES — 19.6%
MONEY MARKET FUNDS — 19.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,669,404	12,669,404
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	1,152,279	1,152,279

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,821,683)		13,821,683

TOTAL INVESTMENTS — 119.1%
(Cost $86,558,334)		84,164,059
OTHER ASSETS & LIABILITIES — (19.1)%		(13,467,728)

NET ASSETS — 100.0%		$70,696,331

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.5%
Electric Utilities	9.1
Banks	6.1
Insurance	5.8
Diversified Telecommunication Services	5.8
Real Estate Investment Trusts	4.4
Tobacco	3.7
Food & Staples Retailing	3.6
Multi-Utilities	3.2
Media	3.2
Wireless Telecommunication Services	3.1
Construction & Engineering	3.0
Real Estate Management & Development	2.9
Gas Utilities	2.8
Transportation Infrastructure	2.7
Technology Hardware, Storage & Peripherals	2.6
Commercial Services & Supplies	2.6
Metals & Mining	2.3
Food Products	2.2
Pharmaceuticals	2.1
Specialty Retail	2.1
Diversified Financial Services	1.7
Capital Markets	1.6
Thrifts & Mortgage Finance	1.4
Beverages	1.3
Energy Equipment & Services	1.2
Machinery	1.0
Leisure Products	1.0
Personal Products	1.0
Hotels, Restaurants & Leisure	1.0
Chemicals	1.0
Electronic Equipment, Instruments & Components	1.0
Aerospace & Defense	0.9
Health Care Providers & Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Industrial Conglomerates	0.7
Independent Power and Renewable Electricity Producers	0.1
Short Term Investments	19.6
Other Assets & Liabilities	(19.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 13.2%
APA Group	2,738,916	$17,346,276
ASX, Ltd.	177,760	5,451,390
Australia & New Zealand Banking Group, Ltd.	232,556	5,755,509
Bendigo & Adelaide Bank, Ltd.	527,324	4,968,993
Commonwealth Bank of Australia	75,288	4,926,162
Dexus Property Group	991,508	5,563,133
DUET Group	6,797,744	12,069,162
Federation Centres (a)	2,533,413	5,685,769
Fortescue Metals Group, Ltd. (a)	18,483,087	27,133,650
Insurance Australia Group, Ltd.	1,352,882	5,802,224
Metcash, Ltd. (a)	13,388,839	11,371,180
Mineral Resources, Ltd. (a)	1,362,568	6,911,980
National Australia Bank, Ltd.	238,296	6,100,869
Spark Infrastructure Group	4,056,766	6,095,749
Stockland (a)	3,898,824	12,286,207
Tatts Group, Ltd.	4,766,893	13,629,461
Westpac Banking Corp.	223,875	5,532,060
WorleyParsons, Ltd. (a)	2,910,821	23,289,843

		179,919,617

BRAZIL — 0.5%
Companhia Energetica de Minas Gerais ADR	1,796,055	6,842,970

CANADA — 18.1%
Artis REIT	721,702	7,925,455
Baytex Energy Corp. (a)	2,778,293	43,239,403
Bonterra Energy Corp. (a)	230,691	5,818,783
Calloway REIT	525,393	12,170,584
Canadian Oil Sands, Ltd. (a)	6,744,097	54,559,958
Cominar Real Estate Investment Trust	611,643	8,686,315
Crescent Point Energy Corp. (a)	1,757,980	36,090,374
Dream Office Real Estate Investment Trust	475,029	9,337,348
Enerplus Corp. (a)	3,094,387	27,165,270
Freehold Royalties, Ltd. (a)	530,485	6,858,127
Whitecap Resources, Inc. (a)	3,351,824	35,385,510

		247,237,127

CHINA — 2.9%
Bank of China, Ltd. (Class H)	8,070,000	5,246,377
China CITIC Bank Corp., Ltd. (Class H) (b)	5,502,000	4,385,958
Country Garden Holdings Co., Ltd.	13,864,200	6,098,242
Greentown China Holdings, Ltd. (a)	6,228,500	7,953,789
Guangzhou R&F Properties Co., Ltd. (Class H) (a)(b)	4,559,200	5,592,739
Industrial & Commercial Bank of China, Ltd. (Class H)	6,399,000	5,084,500
Xinyi Glass Holdings, Ltd. (a)	10,932,000	5,809,681

		40,171,286

COLOMBIA — 1.0%
Ecopetrol SA ADR (a)	1,005,014	13,326,486

CZECH REPUBLIC — 0.4%
Komercni Banka AS	24,976	5,536,157

DENMARK — 1.8%
TDC A/S	3,263,362	23,917,251

FINLAND — 4.3%
Elisa Oyj	622,666	19,724,007
Fortum Oyj	1,416,796	25,162,788
Orion Oyj (Class B)	398,088	13,918,587

		58,805,382

FRANCE — 3.5%
Fonciere Des Regions	84,795	7,201,158
Neopost SA (a)	174,254	7,493,366
Total SA	666,098	32,336,187

		47,030,711

GERMANY — 6.0%
Drillisch AG (a)	420,815	18,752,537
Freenet AG	608,836	20,496,799
ProSiebenSat.1 Media AG	471,717	23,283,506
Telefonica Deutschland Holding AG	3,249,889	18,720,705

		81,253,547

HONG KONG — 4.9%
Agile Property Holdings, Ltd. (a)	13,952,000	9,394,256
China Power International Development, Ltd. (a)	7,497,000	5,715,187
Evergrande Real Estate Group, Ltd. (a)	31,997,000	19,109,340
Poly Property Group Co., Ltd. (a)	14,191,000	6,864,354
SJM Holdings, Ltd. (a)	16,225,000	17,580,022
Yue Yuen Industrial Holdings, Ltd.	2,304,000	7,712,146

		66,375,305

INDONESIA — 0.4%
Matahari Putra Prima Tbk PT	25,488,021	5,639,577

ITALY — 2.6%
Mediolanum SpA	974,924	8,038,326
Terna Rete Elettrica Nazionale SpA (a)	6,132,480	27,085,254

		35,123,580

MEXICO — 0.8%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	1,257,827	11,509,117

NETHERLANDS — 0.4%
Delta Lloyd NV (a)	303,417	4,978,039

NEW ZEALAND — 1.0%
Spark New Zealand, Ltd. (a)	7,133,598	13,484,342

NORWAY — 2.1%
Aker Solutions ASA (a)	3,166,390	17,708,441
Gjensidige Forsikring ASA (a)	709,823	11,404,084

		29,112,525

PORTUGAL — 2.0%
EDP — Energias de Portugal SA	7,216,619	27,378,775

RUSSIA — 0.9%
MegaFon PJSC GDR	895,573	12,448,465

SINGAPORE — 2.8%
Ascendas REIT (a)	7,410,900	13,539,409
Hutchison Port Holdings Trust (a)	19,056,000	12,005,280
Keppel REIT (a)	15,635,000	13,295,265

		38,839,954

SOUTH AFRICA — 2.7%
Growthpoint Properties, Ltd. REIT	5,393,226	11,757,102

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Kumba Iron Ore, Ltd. (a)	686,656	$8,540,099
MMI Holdings, Ltd.	1,873,017	4,652,548
Redefine Properties, Ltd.	7,164,852	6,026,911
Vodacom Group, Ltd. (a)	555,533	6,348,164

		37,324,824

SPAIN — 1.6%
Enagas SA (a)	786,938	21,389,689

SWEDEN — 4.4%
NCC AB (Class B)	594,333	18,129,037
Ratos AB (Class B) (a)	1,218,662	7,857,597
Swedbank AB (Class A)	250,276	5,830,473
TeliaSonera AB	4,678,702	27,522,440

		59,339,547

SWITZERLAND — 1.2%
Swiss Re AG	116,616	10,325,798
Zurich Insurance Group AG	20,240	6,163,719

		16,489,517

THAILAND — 1.3%
Advanced Info Service PCL	38,000	270,018
Advanced Info Service PCL NVDR	595,800	4,233,601
Intouch Holdings PCL NVDR (a)	2,271,025	5,244,629
PTT Global Chemical PCL NVDR	3,808,516	7,808,611

		17,556,859

TURKEY — 1.2%
Koza Altin Isletmeleri AS	799,785	8,463,570
Tofas Turk Otomobil Fabrikasi AS	607,076	4,146,880
Turk Telekomunikasyon AS	1,483,543	3,904,060

		16,514,510

UNITED KINGDOM — 17.1%
Admiral Group PLC	383,116	8,357,045
Amlin PLC	824,704	6,178,967
Berkeley Group Holdings PLC	738,429	38,858,022
Carillion PLC (a)	1,842,364	9,906,507
Centrica PLC	7,675,004	31,841,932
J Sainsbury PLC (a)	8,918,288	37,210,435
National Grid PLC	1,657,273	21,299,451
Phoenix Group Holdings	580,870	7,490,983
Royal Dutch Shell PLC (Class A)	1,287,829	36,183,221
Vodafone Group PLC	9,814,775	35,478,959

		232,805,522

TOTAL COMMON STOCKS —
(Cost $1,490,771,296)		1,350,350,681

SHORT TERM INVESTMENTS — 23.8%
UNITED STATES — 23.8%
MONEY MARKET FUNDS — 23.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	298,977,414	298,977,414
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	25,074,503	25,074,503

TOTAL SHORT TERM INVESTMENTS —
(Cost $324,051,917)		324,051,917

TOTAL INVESTMENTS — 122.9%
(Cost $1,814,823,213)		1,674,402,598
OTHER ASSETS & LIABILITIES — (22.9)%		(311,487,667)

NET ASSETS — 100.0%		$1,362,914,931

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	21.4%
Real Estate Investment Trusts	8.2
Diversified Telecommunication Services	8.0
Wireless Telecommunication Services	7.6
Electric Utilities	6.7
Insurance	5.3
Multi-Utilities	4.8
Banks	4.8
Real Estate Management & Development	4.0
Food & Staples Retailing	3.9
Metals & Mining	3.2
Energy Equipment & Services	3.0
Household Durables	2.9
Gas Utilities	2.9
Hotels, Restaurants & Leisure	2.3
Construction & Engineering	2.1
Media	1.7
Pharmaceuticals	1.0
Transportation Infrastructure	0.9
Capital Markets	0.6
Chemicals	0.6
Textiles, Apparel & Luxury Goods	0.6
Technology Hardware, Storage & Peripherals	0.6
Commercial Services & Supplies	0.5
Auto Components	0.4
Independent Power and Renewable Electricity Producers	0.4
Diversified Financial Services	0.4
Automobiles	0.3
Short Term Investments	23.8
Other Assets & Liabilities	(22.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.3%
ALS, Ltd.	12,585	$56,586
Alumina, Ltd.	69,145	81,312
Ansell, Ltd.	4,931	91,300
Aristocrat Leisure, Ltd.	15,919	93,600
AusNet Services	48,537	52,041
Bank of Queensland, Ltd.	13,051	128,096
Bendigo & Adelaide Bank, Ltd.	14,815	139,602
BGP Holdings PLC (a)(b)	31,422	0
BlueScope Steel, Ltd.	18,741	43,213
Boral, Ltd.	25,675	115,443
carsales.com, Ltd. (c)	7,539	59,046
Challenger, Ltd.	14,626	75,543
Cochlear, Ltd. (c)	2,021	124,500
DUET Group (c)	41,807	74,227
DuluxGroup, Ltd.	25,473	111,989
Echo Entertainment Group, Ltd.	30,241	101,341
Flight Centre Travel Group, Ltd. (c)	1,861	48,790
GrainCorp, Ltd. (c)	7,861	51,598
Harvey Norman Holdings, Ltd.	28,029	97,159
Healthscope, Ltd.	36,885	77,112
Iluka Resources, Ltd. (c)	13,759	81,217
Incitec Pivot, Ltd.	50,469	149,343
Investa Office Fund	26,905	78,581
IOOF Holdings, Ltd. (c)	15,765	108,932
Metcash, Ltd. (c)	30,087	25,553
New Hope Corp., Ltd.	5,851	8,500
Perpetual, Ltd.	3,129	116,303
Platinum Asset Management, Ltd. (c)	4,626	26,595
Primary Health Care, Ltd. (c)	16,221	62,836
Qantas Airways, Ltd. (a)	37,420	90,885
Reece Australia, Ltd.	1,430	38,150
Seven Group Holdings, Ltd. (c)	3,093	15,547
Sims Metal Management, Ltd. (c)	7,147	57,239
Spark Infrastructure Group (c)	31,364	47,128
Tabcorp Holdings, Ltd.	26,329	92,076
Tatts Group, Ltd.	57,373	164,040
TPG Telecom, Ltd.	8,583	59,174
Treasury Wine Estates, Ltd.	22,232	85,267
Washington H Soul Pattinson & Co., Ltd.	3,629	37,488
WorleyParsons, Ltd. (c)	6,983	55,872

		3,023,224

AUSTRIA — 0.7%
ams AG	2,289	100,177
Atrium European Real Estate, Ltd. (a)	4,214	19,396
CA Immobilien Anlagen AG (a)	6,767	117,998
IMMOFINANZ AG (a)	37,732	88,790
Mayr Melnhof Karton AG	228	25,747
Oesterreichische Post AG	964	44,322

		396,430

BELGIUM — 0.9%
Ackermans & van haaren NV	761	108,235
Bekaert NV (c)	1,031	29,075
bpost SA	2,112	57,983
Cofinimmo SA	1,604	165,689
Elia System Operator SA/NV	800	32,347
Financiere de Tubize SA	486	29,263
S.A. D’Ieteren NV	513	18,348
Sofina SA	595	66,361

		507,301

BERMUDA — 0.3%
Hiscox, Ltd.	13,033	171,970

CANADA — 8.4%
Aimia, Inc.	7,466	81,331
Air Canada (a)	9,817	103,875
Allied Properties REIT	4,132	117,296
Amaya, Inc. (a)(c)	4,050	111,010
Atco, Ltd. (Class I)	3,567	112,829
Athabasca Oil Corp. (a)	9,589	15,669
Boardwalk REIT	807	36,606
Bonavista Energy Corp. (c)	4,970	27,031
CAE, Inc.	7,832	93,285
Calloway REIT	1,772	41,048
Canadian Apartment Properties REIT	1,850	40,899
Canadian REIT	1,133	38,524
Canadian Western Bank (c)	4,176	96,234
Canfor Corp. (a)	2,510	54,685
Capital Power Corp.	5,450	94,031
CCL Industries, Inc. (Class B)	925	113,509
Cineplex, Inc. (c)	1,986	74,798
Cogeco Cable, Inc.	527	30,494
Cominar Real Estate Investment Trust	2,113	30,008
DH Corp.	4,775	152,684
Dream Office Real Estate Investment Trust	1,284	25,239
E-L Financial Corp., Ltd.	99	51,992
Element Financial Corp. (a)	11,609	183,650
Emera, Inc.	3,999	126,013
Enerplus Corp. (c)	7,115	62,462
Ensign Energy Services, Inc.	3,278	32,138
First Capital Realty, Inc. (c)	2,905	41,605
Genworth MI Canada, Inc. (c)	797	20,939
Gibson Energy, Inc. (c)	4,325	78,120
Home Capital Group, Inc. (c)	1,850	64,134
HudBay Minerals, Inc.	13,188	109,860
Hudson’s Bay Co.	3,824	84,998
Industrial Alliance Insurance & Financial Services, Inc. (c)	3,127	105,223
InterOil Corp. (a)	1,189	71,578
Jean Coutu Group PJC, Inc. (Class A)	3,547	65,914
Kinross Gold Corp. (a)	41,674	97,138
Linamar Corp.	1,721	111,825
Lundin Mining Corp. (a)	20,326	83,521
MacDonald, Dettwiler & Associates, Ltd.	1,060	77,493
Maple Leaf Foods, Inc.	3,142	59,621
Mullen Group, Ltd. (c)	2,510	41,034
New Gold, Inc. (a)	16,066	43,110
Pan American Silver Corp. (c)	5,389	46,360
Pason Systems, Inc.	4,310	77,158
Pengrowth Energy Corp. (c)	13,175	32,926
Penn West Petroleum, Ltd. (c)	18,203	31,348
PrairieSky Royalty, Ltd. (c)	3,940	99,443
Precision Drilling Corp. (c)	14,056	94,574
Progressive Waste Solutions, Ltd. (c)	5,401	144,926
Quebecor, Inc. (Class B) (c)	2,902	72,570
Ritchie Bros Auctioneers, Inc. (c)	2,426	67,721
Russel Metals, Inc.	3,209	58,425
Secure Energy Services, Inc. (c)	5,768	59,045

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Seven Generations Energy, Ltd. (Class A) (a)	6,099	$79,727
ShawCor, Ltd. (Class A)	1,571	46,043
Stantec, Inc. (c)	2,915	85,224
Tahoe Resources, Inc.	2,138	25,928
TMX Group, Ltd.	521	22,180
TransAlta Corp. (c)	8,434	65,394
TransForce, Inc. (c)	3,466	70,322
Trican Well Service, Ltd.	9,936	33,028
Trilogy Energy Corp. (c)	1,936	8,762
Veresen, Inc. (c)	10,262	138,832
West Fraser Timber Co., Ltd.	2,235	122,863
Westshore Terminals Investment Corp. (c)	2,611	63,599
Whitecap Resources, Inc. (c)	10,213	107,820
WSP Global, Inc. (c)	1,914	60,266

		4,817,937

DENMARK — 1.1%
FLSmidth & Co. A/S (c)	1,692	81,374
Genmab A/S (a)	1,477	128,391
GN Store Nord A/S	6,181	127,769
H. Lundbeck A/S (a)	1,925	37,089
Royal Unibrew A/S	410	14,011
Sydbank A/S	2,730	104,302
Topdanmark A/S (a)	2,598	69,613
William Demant Holding A/S (a)	788	60,083

		622,632

FINLAND — 1.5%
Amer Sports Oyj	3,457	92,058
Cargotec Oyj	1,218	46,209
Elisa Oyj	6,322	200,260
Huhtamaki Oyj	2,473	76,380
Kemira Oyj (c)	1,665	18,904
Kesko Oyj (Class B)	2,313	80,433
Neste Oyj (c)	4,321	110,058
Nokian Renkaat Oyj	4,209	131,827
Outokumpu Oyj (a)	15,379	77,417

		833,546

FRANCE — 3.4%
Air France-KLM (a)(c)	3,896	27,343
Arkema SA	2,838	204,367
bioMerieux	478	50,841
Bourbon SA (c)	1,319	21,457
Eramet (a)(c)	328	25,392
Eurazeo SA	998	65,996
Faurecia	1,612	66,258
Havas SA (c)	8,586	71,558
Ipsen SA	1,772	97,701
Korian-Medica	3,333	110,703
Lagardere SCA	4,404	128,365
Mercialys SA REIT	3,257	72,633
Metropole Television SA	2,288	44,434
Neopost SA (c)	1,170	50,313
Nexity	1,143	44,828
Orpea (c)	1,431	100,050
Plastic Omnium SA	2,056	52,356
Remy Cointreau SA	1,614	116,261
Rubis SCA	1,439	98,541
Sa des Ciments Vicat	587	40,191
Sartorius Stedim Biotech	158	43,562
Schneider Electric SE	645	44,507
SEB SA	981	91,377
Societe Television Francaise 1	3,833	66,068
Technicolor SA	8,894	57,972
Teleperformance	2,033	143,544
Vilmorin & Cie (c)	199	16,711

		1,953,329

GERMANY — 4.2%
Aareal Bank AG	1,845	72,402
Aurubis AG	891	52,318
Bilfinger SE (c)	2,013	76,090
Carl Zeiss Meditec AG (c)	895	22,806
CTS Eventim AG & Co. KGaA	1,769	64,462
Deutsche Euroshop AG	952	41,782
Dialog Semiconductor PLC (a)	3,136	169,430
Drillisch AG (c)	2,078	92,601
Duerr AG	862	80,254
ElringKlinger AG	928	24,934
Freenet AG	4,676	157,420
Gerresheimer AG	1,295	80,672
Gerry Weber International AG	729	16,708
KION Group AG (a)	630	30,163
Krones AG (c)	448	46,801
KUKA AG	927	77,176
KWS Saat SE	72	23,946
LEG Immobilien AG (a)	2,731	189,632
Leoni AG	1,339	84,487
MorphoSys AG (a)	1,302	93,395
MTU Aero Engines AG	1,736	163,193
OSRAM Licht AG	2,783	133,196
Puma AG Rudolf Dassler Sport (c)	80	12,697
Rational AG	82	30,100
Rheinmetall AG	2,296	116,360
RHOEN-KLINIKUM AG	2,197	58,909
Salzgitter AG	1,243	44,402
SGL Carbon AG (a)(c)	1,316	21,232
Software AG	1,855	50,803
Stada Arzneimittel AG	2,253	75,949
Suedzucker AG (c)	833	13,852
Wirecard AG	3,913	149,761

		2,367,933

HONG KONG — 2.0%
ASM Pacific Technology, Ltd. (c)	6,800	67,364
Brightoil Petroleum Holdings, Ltd. (a)(c)	42,000	21,670
Cafe de Coral Holdings, Ltd.	14,000	50,564
Champion REIT	104,000	57,148
Esprit Holdings, Ltd. (c)	73,816	69,126
First Pacific Co., Ltd.	80,500	67,909
Genting Hong Kong, Ltd.	59,510	20,531
Goldin Financial Holdings, Ltd. (a)(c)	78,000	100,411
Great Eagle Holdings, Ltd.	4,069	15,168
Hopewell Highway Infrastructure, Ltd.	2,075	1,020
Hopewell Holdings	35,500	130,048
Johnson Electric Holdings, Ltd.	11,000	35,401
Macau Legend Development, Ltd. (a)(c)	239,595	78,190
Melco International Development, Ltd. (c)	37,000	52,308
Orient Overseas International, Ltd.	3,000	15,343
PCCW, Ltd.	156,807	93,649

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SA SA International Holdings, Ltd. (c)	24,000	$13,002
Shangri-La Asia, Ltd.	74,000	103,280
Stella International Holdings, Ltd.	19,500	46,533
Television Broadcasts, Ltd.	10,300	61,115
Towngas China Co., Ltd. (c)	13,000	11,889
VTech Holdings, Ltd. (c)	3,600	47,783

		1,159,452

IRELAND — 1.6%
Dragon Oil PLC	12,536	144,355
Glanbia PLC	4,468	87,766
Grafton Group PLC	11,927	145,559
ICON PLC (a)(c)	1,810	121,813
King Digital Entertainment PLC (c)	1,073	15,290
Kingspan Group PLC	3,648	87,999
Paddy Power PLC	1,514	129,672
Smurfit Kappa Group PLC	7,249	199,579

		932,033

ISRAEL — 0.8%
Azrieli Group	802	32,038
Bezeq The Israeli Telecommunication Corp., Ltd.	64,393	109,757
Delek Group, Ltd.	139	41,010
Gazit-Globe, Ltd.	2,575	30,717
Israel Corp., Ltd.	84	29,637
Mizrahi Tefahot Bank, Ltd.	3,328	41,296
NICE Systems, Ltd.	2,308	146,835
Osem Investments, Ltd.	2,105	43,848

		475,138

ITALY — 2.8%
A2A SpA (c)	38,412	45,795
Ansaldo STS SpA	3,969	41,282
Autogrill SpA (a)	3,366	28,166
Azimut Holding SpA	3,134	91,628
Banca Generali SpA	1,665	58,585
Banca Popolare dell’Emilia Romagna SC	13,819	123,177
Banca Popolare di Milano Scarl	194,676	205,195
Buzzi Unicem SpA	3,905	34,851
Davide Campari-Milano SpA (c)	10,226	77,763
De’ Longhi SpA	1,576	36,103
DiaSorin SpA	695	31,710
FinecoBank Banca Fineco SpA	15,399	114,012
Hera SpA	13,151	32,881
Italcementi SpA	6,500	42,874
Mediaset SpA	26,270	126,212
Moncler SpA	4,709	87,201
Prysmian SpA	7,205	155,579
Recordati SpA	4,404	92,299
Tod’s SpA (c)	603	57,243
Unipol Gruppo Finanziario SpA (c)	15,489	78,696
World Duty Free SpA (a)(c)	2,946	32,988

		1,594,240

JAPAN — 33.3%
Advance Residence Investment Corp. (c)	67	164,208
Advantest Corp. (c)	6,800	70,798
AEON Financial Service Co., Ltd. (c)	5,800	161,157
Aiful Corp. (a)(c)	5,400	17,431
Air Water, Inc.	8,000	146,512
Alfresa Holdings Corp.	9,900	154,206
Alps Electric Co., Ltd.	8,900	274,568
Amada Holdings Co., Ltd.	12,500	132,187
Asics Corp. (c)	8,600	222,441
Bank of Kyoto, Ltd.	12,000	138,275
Benesse Holdings, Inc. (c)	3,700	92,829
Calbee, Inc.	5,300	223,495
Canon Marketing Japan, Inc.	3,700	62,985
Chugoku Bank, Ltd.	7,200	113,621
Citizen Holdings Co., Ltd. (c)	10,900	76,072
Coca-Cola East Japan Co., Ltd. (c)	1,100	20,361
Credit Saison Co., Ltd. (c)	4,400	94,354
CyberAgent, Inc.	800	37,985
Daicel Corp.	12,600	161,870
DIC Corp.	31,000	77,522
Disco Corp.	1,000	82,785
Don Quijote Holdings Co., Ltd.	4,400	187,341
Dowa Holdings Co., Ltd.	13,000	122,813
Ebara Corp. (c)	25,000	121,154
Ezaki Glico Co., Ltd.	1,100	54,656
FamilyMart Co., Ltd. (c)	3,700	170,237
Frontier Real Estate Investment Corp. (c)	28	125,395
Fuji Electric Holdings Co., Ltd.	37,000	159,351
Fuji Television Network, Inc.	3,700	49,136
Fukuoka Financial Group, Inc.	37,000	192,008
GLP J-REIT	131	125,149
Gunma Bank, Ltd.	19,000	140,367
Hachijuni Bank, Ltd.	16,000	120,819
Hakuhodo DY Holdings, Inc. (c)	7,400	79,282
Hamamatsu Photonics K.K.	7,400	218,314
Haseko Corp.	9,300	109,747
Hiroshima Bank, Ltd. (c)	37,000	221,338
Hisamitsu Pharmaceutical Co., Inc.	4,900	190,410
Hitachi Capital Corp. (c)	3,700	97,969
Hitachi Construction Machinery Co., Ltd. (c)	3,700	64,829
Hokuhoku Financial Group, Inc.	37,000	87,386
Hokuriku Electric Power Co. (c)	7,100	105,834
Hoshizaki Electric Co., Ltd.	2,600	152,985
Ibiden Co., Ltd.	3,700	62,591
Idemitsu Kosan Co., Ltd. (c)	7,200	141,393
Iida Group Holdings Co., Ltd.	9,500	151,391
Isetan Mitsukoshi Holdings, Ltd. (c)	18,100	323,645
Iyo Bank, Ltd.	11,400	140,119
J Front Retailing Co., Ltd.	14,300	269,253
Japan Airport Terminal Co., Ltd. (c)	3,400	185,331
Japan Display, Inc. (a)(c)	23,345	87,950
Japan Prime Realty Investment Corp. (c)	37	115,053
Japan Retail Fund Investment Corp.	86	172,119
Joyo Bank, Ltd.	37,000	207,429
JSR Corp. (c)	7,000	123,794
Kakaku.com, Inc. (c)	4,500	65,166
Kaken Pharmaceutical Co., Ltd.	2,000	69,873
Kamigumi Co., Ltd.	9,000	84,583
Kaneka Corp. (c)	12,000	87,770
Kansai Paint Co., Ltd.	9,000	139,525
Kawasaki Kisen Kaisha, Ltd. (c)	31,000	73,215
Keihan Electric Railway Co., Ltd. (c)	18,000	104,883
Keio Corp.	18,000	128,860
Keisei Electric Railway Co., Ltd.	11,000	130,887
Kewpie Corp.	3,700	78,375
Kikkoman Corp. (c)	7,000	218,813
Koito Manufacturing Co., Ltd.	5,500	214,624

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Konami Corp. (c)	4,800	$89,280
Kuraray Co., Ltd.	11,400	139,466
Kurita Water Industries, Ltd.	6,800	158,601
Mabuchi Motor Co., Ltd.	1,800	113,856
Marui Group Co., Ltd. (c)	16,700	225,733
Medipal Holdings Corp.	14,700	239,904
Miraca Holdings, Inc. (c)	3,700	185,053
MISUMI Group, Inc. (c)	11,100	157,658
Mitsubishi Gas Chemical Co., Inc.	27,000	151,367
Mitsubishi Materials Corp. (c)	56,000	215,094
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,300	105,676
Mitsui Chemicals, Inc. (c)	37,000	137,580
Mitsui OSK Lines, Ltd. (c)	37,000	118,531
Mixi, Inc. (c)	1,600	79,500
Nabtesco Corp.	3,700	92,829
Nagoya Railroad Co., Ltd. (c)	37,000	138,487
Nankai Electric Railway Co., Ltd.	25,000	112,369
NH Foods, Ltd. (c)	10,000	228,333
NHK Spring Co., Ltd.	8,000	88,195
Nihon Kohden Corp.	3,100	76,762
Nippon Electric Glass Co., Ltd. (c)	13,000	65,869
Nippon Express Co., Ltd.	37,000	182,029
Nippon Kayaku Co., Ltd.	9,000	97,087
Nippon Prologis REIT, Inc. (c)	54	99,470
Nippon Shokubai Co., Ltd.	9,000	123,271
Nippon Yusen K.K. (c)	42,000	117,043
Nishi-Nippon City Bank, Ltd.	26,000	75,005
Nissan Chemical Industries, Ltd. (c)	6,100	134,747
Nisshin Seifun Group, Inc.	8,600	114,418
NOK Corp.	3,700	114,902
Nomura Real Estate Holdings, Inc.	3,700	77,710
NTN Corp.	28,000	176,194
NTT Urban Development Corp.	3,700	36,829
Obic Co., Ltd.	3,700	165,096
OJI Paper Co., Ltd.	37,000	160,863
Orix JREIT, Inc.	79	113,886
Otsuka Corp.	900	42,071
Park24 Co., Ltd.	3,700	63,408
Pigeon Corp.	1,300	40,955
Rinnai Corp. (c)	2,100	165,611
Ryohin Keikaku Co., Ltd.	1,300	252,213
Sankyo Co., Ltd.	3,700	131,079
Sanrio Co., Ltd. (c)	3,700	100,539
Santen Pharmaceutical Co., Ltd.	18,500	262,007
SBI Holdings, Inc. (c)	7,400	101,961
Seven Bank, Ltd. (c)	19,200	88,967
Shikoku Electric Power Co., Inc. (c)	7,100	106,356
Shimadzu Corp.	11,000	149,495
Showa Shell Sekiyu K.K. (c)	6,700	58,587
Sohgo Security Services Co., Ltd.	700	27,630
Sojitz Corp.	43,700	106,067
Stanley Electric Co., Ltd. (c)	7,900	164,760
Sumco Corp.	1,300	16,287
Sumitomo Heavy Industries, Ltd.	37,000	215,895
Sumitomo Rubber Industries, Inc. (c)	4,700	72,863
Suruga Bank, Ltd.	11,100	238,301
Suzuken Co., Ltd.	4,000	128,141
Taiheiyo Cement Corp.	37,000	108,250
Taiyo Nippon Sanso Corp.	12,300	148,869
Takashimaya Co., Ltd.	19,000	172,353
Teijin, Ltd.	31,000	120,337
THK Co., Ltd.	4,200	90,820
Toho Co., Ltd.	9,000	223,961
Toho Gas Co., Ltd. (c)	16,000	94,798
Tokyo Tatemono Co., Ltd.	9,500	131,982
Tosoh Corp.	20,000	124,382
TOTO, Ltd. (c)	17,000	306,477
Toyo Seikan Group Holdings, Ltd.	4,800	76,963
Toyo Suisan Kaisha, Ltd.	5,600	204,340
Toyo Tire & Rubber Co., Ltd.	1,000	21,150
Toyota Boshoku Corp. (c)	3,700	62,410
Trend Micro, Inc.	3,700	126,695
Tsuruha Holdings, Inc.	1,100	85,670
United Urban Investment Corp.	113	159,852
Yamada Denki Co., Ltd. (c)	33,100	132,546
Yamaguchi Financial Group, Inc. (c)	9,000	112,164
Yamaha Corp.	5,900	119,095
Yamazaki Baking Co., Ltd. (c)	6,000	99,980
Yaskawa Electric Corp. (c)	8,800	112,764
Yokogawa Electric Corp. (c)	6,400	82,324
Yokohama Rubber Co., Ltd. (c)	4,500	90,394

		19,049,286

JERSEY — 0.2%
Beazley PLC	23,763	110,547

LUXEMBOURG — 0.6%
APERAM SA (a)	478	19,210
B&M European Value Retail SA	14,095	76,011
COLT Group SA (a)	33,013	98,128
Cosmo Pharmaceuticals SA (a)	83	14,379
Eurofins Scientific SE (c)	283	86,114
L’Occitane International SA	11,750	33,495

		327,337

NETHERLANDS — 1.4%
Aalberts Industries NV	2,902	86,138
Arcadis NV	3,730	102,528
ASM International NV	2,400	110,854
Constellium NV (Class A) (a)(c)	2,282	26,996
Delta Lloyd NV	5,966	97,882
Eurocommercial Properties NV	2,006	83,603
Fugro NV (a)	1,634	35,793
PostNL NV (a)	15,122	67,177
SBM Offshore NV (a)(c)	7,378	87,384
TNT Express NV	11,487	97,386

		795,741

NEW ZEALAND — 0.9%
Auckland International Airport, Ltd.	24,055	80,284
Contact Energy, Ltd.	15,490	52,484
Fisher & Paykel Healthcare Corp., Ltd.	31,087	144,015
Mighty River Power, Ltd.	13,484	25,443
Ryman Healthcare, Ltd.	12,959	69,412
Sky Network Television, Ltd.	14,681	59,672
Spark New Zealand, Ltd.	27,495	51,973
Xero, Ltd. (a)	1,762	21,509

		504,792

NORWAY — 0.7%
Akastor ASA (a)(c)	5,143	9,086
Aker ASA	739	15,874
Det Norske Oljeselskap ASA (a)(c)	3,715	26,207

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

DNO ASA (a)(c)	17,328	$22,818
Kongsberg Gruppen AS	1,323	24,635
Leroy Seafood Group ASA	742	24,144
Opera Software ASA (c)	5,583	47,971
Salmar ASA	1,954	28,562
SpareBank 1 SR Bank ASA	3,602	23,922
Storebrand ASA (a)	16,259	66,834
TGS Nopec Geophysical Co. ASA (c)	3,846	89,508

		379,561

PORTUGAL — 0.3%
NOS SGPS SA	13,816	110,435
Portucel SA	7,891	30,333
Sonae SGPS SA	33,093	43,399

		184,167

SINGAPORE — 1.9%
Ascendas REIT	66,000	120,579
CapitaLand Commercial Trust	45,000	52,135
ComfortDelGro Corp., Ltd.	84,900	197,354
Ezion Holdings, Ltd. (c)	35,000	26,643
First Resources Ltd. (c)	36,900	55,905
Kenon Holdings, Ltd. (a)	524	10,473
Keppel REIT (c)	15,900	13,521
M1, Ltd.	7,000	16,844
Mapletree Logistics Trust	48,611	40,795
Neptune Orient Lines, Ltd. (a)(c)	46,000	28,014
SATS Ltd.	36,900	101,122
SIA Engineering Co., Ltd. (c)	5,000	14,259
Singapore Post, Ltd. (c)	77,000	108,366
Suntec REIT (c)	71,900	92,111
UOL Group, Ltd. (c)	38,670	198,735

		1,076,856

SOUTH KOREA — 5.4%
BNK Financial Group, Inc.	8,047	102,441
Celltrion, Inc.	3,356	234,675
Cheil Worldwide, Inc. (a)	2,700	41,875
CJ CheilJedang Corp.	184	72,746
CJ Korea Express Co., Ltd. (a)	113	19,653
Daelim Industrial Co., Ltd.	1,170	86,010
Daewoo Engineering & Construction Co., Ltd. (a)	6,466	35,824
Daewoo International Corp.	1,955	45,218
Daewoo Securities Co., Ltd.	9,057	123,824
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	3,420	40,778
DGB Financial Group, Inc.	7,830	82,129
Dongbu Insurance Co., Ltd.	2,036	103,128
Doosan Corp.	784	76,611
Doosan Heavy Industries & Construction Co., Ltd.	719	15,470
Doosan Infracore Co., Ltd. (a)	3,875	34,045
Grand Korea Leisure Co., Ltd.	369	10,288
GS Engineering & Construction Corp. (a)	1,789	42,983
GS Holdings Corp.	2,868	127,915
Hanssem Co., Ltd.	315	79,354
Hanwha Chemical Corp.	2,931	49,137
Hanwha Corp.	3,151	133,334
Hyosung Corp.	637	82,234
Hyundai Department Store Co., Ltd.	404	53,241
Hyundai Development Co.-Engineering & Construction	1,960	116,323
Hyundai Marine & Fire Insurance Co., Ltd.	1,882	49,773
Hyundai Merchant Marine Co., Ltd. (a)	4,366	27,007
Hyundai Mipo Dockyard Co., Ltd. (a)	444	25,793
KEPCO Plant Service & Engineering Co., Ltd.	196	20,734
Korea Aerospace Industries, Ltd.	1,007	71,771
Korea Gas Corp.	902	34,933
Korea Investment Holdings Co., Ltd.	2,224	127,006
Kumho Petrochemical Co., Ltd.	738	46,842
LG Innotek Co., Ltd.	244	21,984
LG Uplus Corp.	8,149	72,033
Lotte Chilsung Beverage Co., Ltd.	10	23,829
Lotte Confectionery Co., Ltd.	42	73,197
LS Corp.	2,342	91,228
NCSoft Corp.	443	78,834
NH Investment & Securities Co., Ltd.	4,213	46,079
OCI Co., Ltd.	496	40,020
Ottogi Corp.	37	26,337
Paradise Co., Ltd.	605	13,044
S1 Corp.	834	58,693
Samsung Electro-Mechanics Co., Ltd.	2,294	105,091
Samsung Engineering Co., Ltd. (a)	867	24,562
Samsung Securities Co., Ltd.	2,562	125,407
Samsung Techwin Co., Ltd. (a)	1,760	46,231
Young Poong Corp.	28	36,498
Youngone Corp.	238	11,756

		3,107,918

SPAIN — 2.2%
Abengoa SA (Class B)	4,553	14,306
Acciona SA (a)(c)	874	65,956
Acerinox SA	4,571	63,204
Almirall SA	2,067	40,833
Applus Services SA (a)	3,090	36,460
Atresmedia Corp. de Medios de Comunicaion SA	2,796	43,303
Bolsas y Mercados Espanoles SHMSF SA (c)	2,860	115,610
Cia de Distribucion Integral Logista Holdings SAU (a)	1,308	25,941
Corporacion Financiera Alba SA	472	21,877
Ebro Puleva SA	3,374	65,262
Fomento de Construcciones y Contratas SA (a)	2,704	27,498
Gamesa Corp. Tecnologica SA (a)	10,822	170,378
Grupo Catalana Occidente SA	1,519	47,101
Indra Sistemas SA (c)	3,719	38,222
Inmobiliaria Colonial SA (a)	70,517	49,578
Mediaset Espana Comunicacion SA	6,843	89,626
Melia Hotels International SA	2,566	33,851
Obrascon Huarte Lain SA (c)	1,413	24,033
Prosegur Cia de Seguridad SA	7,055	38,674
Sacyr SA (a)(c)	22,019	83,316
Tecnicas Reunidas SA	837	42,992
Viscofan SA	1,699	102,697

		1,240,718

SWEDEN — 3.5%
AAK AB	848	50,211

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Axfood AB	2,056	$32,807
BillerudKorsnas AB	5,853	91,913
Boliden AB	8,367	152,366
Castellum AB	8,940	125,521
Elekta AB (Class B) (c)	14,139	88,608
Fabege AB	4,718	64,309
Great Portland Estates PLC	11,030	134,612
Hexpol AB	8,618	88,751
Hufvudstaden AB	3,974	48,325
Husqvarna AB (Class B)	11,480	86,403
Intrum Justitia AB	2,725	82,431
JM AB	2,731	74,385
Loomis AB (Class B)	2,656	74,454
Meda AB (Class A)	10,030	139,495
Modern Times Group AB (Class B)	2,554	68,456
NCC AB (Class B)	2,703	82,450
Nibe Industrier AB (Class B) (c)	4,860	131,728
Peab AB	12,520	92,419
Saab AB	1,877	45,853
Securitas AB (Class B)	9,994	132,009
SSAB AB (a)	1,063	4,740
SSAB AB, (Series A) (a)(c)	8,715	45,489
Swedish Orphan Biovitrum AB (a)	1,581	20,959
Wallenstam AB (Class B) (c)	4,266	30,282

		1,988,976

SWITZERLAND — 3.0%
Allreal Holding AG (a)	177	24,432
Banque Cantonale Vaudoise	147	91,152
Basellandschaftliche Kantonalbank	27	25,857
Bucher Industries AG	214	53,262
Daetwyler Holding AG	200	23,776
Flughafen Zuerich AG	259	200,510
Forbo Holding AG (a)	45	53,545
GAM Holding AG (a)	6,855	144,134
Georg Fischer AG	122	83,875
Helvetia Holding AG	144	82,358
Logitech International SA	6,428	94,231
Luzerner Kantonalbank AG	65	24,500
OC Oerlikon Corp. AG (a)	4,394	53,835
Panalpina Welttransport Holding AG (c)	604	76,264
PSP Swiss Property AG (a)	1,243	106,404
St Galler Kantonalbank AG	64	23,592
Straumann Holding AG	264	72,458
Sulzer AG	801	82,410
Sunrise Communications Group AG (a)(d)	1,143	95,581
Swiss Prime Site AG	2,050	155,634
Temenos Group AG (a)	4,215	139,591
Vontobel Holding AG	627	29,084

		1,736,485

UNITED KINGDOM — 13.1%
AA PLC (a)	20,528	119,678
Abengoa Yield PLC	931	29,159
Amlin PLC	18,598	139,343
Ashmore Group PLC (c)	11,114	50,549
Aveva Group PLC	2,107	59,911
Balfour Beatty PLC	23,154	88,086
BBA Aviation PLC	15,927	75,571
Bellway PLC	3,915	146,047
Berendsen PLC	5,228	83,783
Bodycote PLC	11,348	120,289
Booker Group PLC	48,962	129,672
Britvic PLC	8,087	91,255
BTG PLC (a)	14,388	142,104
Cable & Wireless Communications PLC	159,606	167,174
Capital & Counties Properties PLC	21,854	149,577
Carillion PLC (c)	15,245	81,973
Close Brothers Group PLC	3,478	83,579
Derwent London PLC	2,999	160,456
Drax Group PLC	13,506	73,961
DS Smith PLC	29,858	181,257
Dunelm Group PLC	2,527	35,987
Elementis PLC	18,414	74,311
Essentra PLC	7,129	111,333
Euromoney Institutional Investor PLC	1,292	24,729
FirstGroup PLC (a)	37,830	71,097
Genel Energy PLC (a)	4,454	35,514
Greene King PLC (c)	6,539	86,847
Halma PLC	9,919	118,869
Hays PLC	40,490	104,051
Henderson Group PLC	34,476	141,515
Home Retail Group PLC	46,220	122,847
Howden Joinery Group PLC	20,910	170,181
Hunting PLC	9,010	86,437
ICAP PLC	17,916	149,195
IG Group Holdings PLC	10,610	124,564
Informa PLC	27,363	235,180
Intermediate Capital Group PLC (a)	11,048	95,477
International Game Technology PLC (a)(c)	2,321	41,221
International Personal Finance PLC	7,175	51,568
Jardine Lloyd Thompson Group PLC	4,415	72,490
John Wood Group PLC	11,902	120,639
Jupiter Fund Management PLC	11,066	77,567
Just Eat PLC (a)	7,988	51,105
Ladbrokes PLC	23,849	48,685
Lonmin PLC (a)(c)	12,041	21,190
Man Group PLC	64,905	160,157
Markit, Ltd. (a)(c)	1,923	49,171
Michael Page International PLC	7,564	64,833
Millennium & Copthorne Hotels PLC	3,733	33,699
Mitchells & Butlers PLC (a)	4,848	34,806
N Brown Group PLC	5,716	30,762
National Express Group PLC	9,379	45,343
Ocado Group PLC (a)(c)	17,947	125,856
Ophir Energy PLC (a)	16,208	28,855
Phoenix Group Holdings	4,480	57,775
Playtech Plc	5,572	71,726
Premier Oil PLC (a)	15,131	35,481
PZ Cussons PLC	10,694	60,849
QinetiQ Group PLC	28,431	100,292
Regus PLC	19,340	79,447
Rentokil Initial PLC	53,848	125,336
Restaurant Group PLC	12,565	137,536
Rightmove PLC	3,510	180,896
Rotork PLC	28,469	104,143
Segro PLC	23,380	149,212
Serco Group PLC (c)	33,598	62,351
Shaftesbury PLC	6,639	90,629
Spectris PLC	3,941	130,778
Spirax-Sarco Engineering PLC	2,411	128,655

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Stagecoach Group PLC	14,126	$89,708
TalkTalk Telecom Group PLC (c)	16,948	101,952
Telecity Group PLC	7,063	114,190
Thomas Cook Group PLC (a)	49,772	107,082
Ultra Electronics Holdings PLC	2,286	63,707
United Business Media PLC	11,565	97,216
Vesuvius PLC	7,286	48,700
Victrex PLC	2,155	65,411
WH Smith PLC	7,060	169,658
WS Atkins PLC	4,792	115,425

		7,507,660

UNITED STATES — 0.0% (e)
XL Group PLC	318	11,830

TOTAL COMMON STOCKS —
(Cost $58,516,814)		56,877,039

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Acerinox SA (expiring 7/1/15) (a)	4,571	2,032
Sacyr SA (expiring 7/14/15) (a)(c)	22,019	2,502

TOTAL RIGHTS —
(Cost $5,561)		4,534

SHORT TERM INVESTMENTS — 16.3%
UNITED STATES — 16.3%
MONEY MARKET FUNDS — 16.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	8,900,646	8,900,646
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	419,599	419,599

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,320,245)		9,320,245

TOTAL INVESTMENTS — 115.8%
(Cost $67,842,620)		66,201,818
OTHER ASSETS & LIABILITIES — (15.8)%		(9,014,119)

NET ASSETS — 100.0%		$57,187,699

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(c)	A portion of the security was on loan at June 30, 2015.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	5.5%
Banks	5.3
Real Estate Investment Trusts	4.7
Machinery	4.4
Media	3.8
Food Products	3.7
Real Estate Management & Development	3.6
Capital Markets	3.3
Multiline Retail	3.0
Hotels, Restaurants & Leisure	2.9
Oil, Gas & Consumable Fuels	2.8
Metals & Mining	2.7
Electronic Equipment, Instruments & Components	2.6
Pharmaceuticals	2.4
Auto Components	2.4
Insurance	2.2
Health Care Providers & Services	2.2
Commercial Services & Supplies	2.0
Road & Rail	1.9
Diversified Telecommunication Services	1.9
Household Durables	1.9
Construction & Engineering	1.8
Energy Equipment & Services	1.8
Electrical Equipment	1.7
Health Care Equipment & Supplies	1.7
Diversified Financial Services	1.6
Transportation Infrastructure	1.4
Specialty Retail	1.4
Containers & Packaging	1.2
Aerospace & Defense	1.2
Food & Staples Retailing	1.2
Electric Utilities	1.2
Software	1.1
Trading Companies & Distributors	1.1
IT Services	1.1
Semiconductors & Semiconductor Equipment	1.0
Professional Services	1.0
Building Products	0.9
Industrial Conglomerates	0.8
Air Freight & Logistics	0.8
Consumer Finance	0.8
Textiles, Apparel & Luxury Goods	0.7
Beverages	0.7
Internet Software & Services	0.7
Marine	0.7
Paper & Forest Products	0.7
Construction Materials	0.7
Leisure Products	0.6
Life Sciences Tools & Services	0.5
Internet & Catalog Retail	0.5
Independent Power and Renewable Electricity Producers	0.5
Wireless Telecommunication Services	0.5
Multi-Utilities	0.5
Gas Utilities	0.5
Airlines	0.4
Technology Hardware, Storage & Peripherals	0.3
Thrifts & Mortgage Finance	0.2
Biotechnology	0.2
Household Products	0.2
Diversified Consumer Services	0.2
Distributors	0.1
Communications Equipment	0.1
Short Term Investments	16.3
Other Assets & Liabilities	(15.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 3.1%
Abril Educacao SA	88,275	$359,193
Aliansce Shopping Centers SA	110,023	513,563
Arezzo Industria e Comercio SA	51,322	396,678
Banco ABC Brasil SA Preference Shares	73,243	275,864
BR Properties SA	295,923	997,397
Brasil Brokers Participacoes SA	312,566	216,333
Cia Ferro Ligas da Bahia — Ferbasa Prefernce Shares	108,576	282,415
Cia Hering	145,866	570,523
Direcional Engenharia SA	69,716	113,336
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	113,771	651,553
Eternit SA	332,139	301,517
Even Construtora e Incorporadora SA	265,623	282,177
Ez Tec Empreendimentos e Participacoes SA	96,801	451,223
Fleury SA	111,761	658,751
GAEC Educacao SA	54,976	384,924
Gafisa SA (a)	488,866	376,123
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	109,174	259,018
Helbor Empreendimentos SA	175,689	113,680
International Meal Co. Alimentacao SA (a)	89,567	273,626
Iochpe-Maxion SA	94,788	384,474
JHSF Participacoes SA	147,492	88,788
Kepler Weber SA	16,980	147,039
Linx SA	27,349	427,350
Log-in Logistica Intermodal SA (a)	88,227	94,862
LPS Brasil Consultoria de I moveis SA	95,304	159,535
Magazine Luiza SA	90,817	103,201
Magnesita Refratarios SA (a)	310,374	279,760
Mahle-Metal Leve SA	37,506	258,379
Marcopolo SA Preference Shares	547,068	408,575
Marfrig Alimentos SA (a)	235,611	431,569
Mills Estruturas e Servicos de Engenharia SA (a)	95,729	208,013
MRV Engenharia e Participacoes SA	290,366	730,028
Paranapanema SA (a)	232,097	298,863
PDG Realty SA Empreendimentos e Participacoes (a)	979,040	113,461
QGEP Participacoes SA	92,285	201,123
Randon SA Implementos e Participacoes Preference Shares	229,067	237,444
Restoque Comercio e Confeccoes de Roupas SA	120,093	251,676
Ser Educacional SA	50,262	232,670
SLC Agricola SA	89,269	497,152
Tecnisa SA	140,089	145,212
Tegma Gestao Logistica SA (a)	27,635	99,548
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	79,223	1,221,601

		14,498,217

BRITISH VIRGIN ISLANDS — 0.2%
Luxoft Holding, Inc. (a)	20,069	1,134,902

CHILE — 1.6%
Administradora de Fondos de Pensiones Habitat SA	450,128	603,305
Besalco SA (a)	563,578	253,797
E.CL SA	210,000	284,822
Inversiones Aguas Metropolitanas SA	614,758	933,398
Inversiones La Construccion SA	53,219	599,362
Parque Arauco SA	963,900	1,831,550
Ripley Corp. SA	1,231,614	510,244
Salfacorp SA	568,572	382,290
Sociedad Matriz SAAM SA	8,757,970	698,824
Vina Concha y Toro SA	825,793	1,438,581

		7,536,173

CHINA — 12.3%
21Vianet Group, Inc. ADR (a)(b)	45,954	942,976
51job, Inc. ADR (a)	26,426	878,400
Anhui Expressway Co., Ltd. (Class H)	1,402,000	1,491,961
Bank of Chongqing Co., Ltd. (Class H)	902,500	861,458
Boyaa Interactive International, Ltd. (b)	943,200	705,647
Central China Securities Co., Ltd. (Class H)	400,000	310,092
Cheetah Mobile, Inc. ADR (a)	15,476	444,316
China Animal Healthcare, Ltd. (a)(b)(c)	1,059,700	710,791
China Child Care Corp., Ltd.	720,000	124,449
China Distance Education Holdings, Ltd. ADR	40,766	653,887
China Harmony New Energy Auto Holdings, Ltd.	186,000	207,532
China Hongxing Sports, Ltd. (a)(b)(d)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	1,807,900	991,103
China Lesso Group Holdings, Ltd.	924,810	752,727
China Lilang, Ltd.	991,000	1,135,121
China Lodging Group, Ltd. ADR (a)	45,343	1,107,276
China SCE Property Holdings, Ltd. (b)	2,333,800	553,907
China Shanshui Cement Group, Ltd. (a)(b)(c)	1,224,000	993,087
China Suntien Green Energy Corp., Ltd. (Class H)	1,620,000	346,879
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	1,283,000	114,191
Chinasoft International, Ltd. (a)	946,000	516,163
Cogobuy Group (a)(e)	207,000	285,166
Colour Life Services Group Co., Ltd. (b)	607,000	779,836
Consun Pharmaceutical Group, Ltd.	515,600	371,110
Coolpad Group, Ltd.	2,600,000	902,155
Credit China Holdings, Ltd.	2,104,000	442,373
CT Environmental Group, Ltd.	1,150,000	1,530,851
Dazhong Transportation Group Co., Ltd. (Class B)	288,300	377,961
Dongyue Group	875,000	317,154
Double Coin Holdings, Ltd. (Class B)	688,324	1,077,915
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	48,449	435,557
E-House China Holdings, Ltd. ADR (b)	58,994	396,440
First Tractor Co., Ltd. (Class H) (b)	628,500	493,717
Fu Shou Yuan International Group, Ltd.	482,000	267,966

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Hangzhou Steam Turbine Co. (Class B) (c)	787,050	$1,610,444
Harbin Electric Co., Ltd. (Class H)	1,186,000	930,130
Hi Sun Technology China, Ltd. (a)	1,164,000	324,311
Hilong Holding, Ltd. (b)	1,529,000	443,757
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	256,000	226,197
Homeinns Hotel Group ADR (a)	28,565	883,230
Huangshan Tourism Development Co., Ltd. (Class B)	391,000	757,367
JA Solar Holdings Co., Ltd. ADR (a)(b)	63,396	542,036
Jiangsu Future Land Co., Ltd. (Class B)	696,600	1,464,950
JinkoSolar Holding Co., Ltd. ADR (a)(b)	23,039	680,111
Kangda International Environmental Co., Ltd. (a)(b)(e)	1,843,200	839,272
Lifetech Scientific Corp. (a)	568,000	162,651
Lonking Holdings, Ltd.	2,333,000	466,447
MIE Holdings Corp. (a)	1,990,754	297,873
Noah Holdings, Ltd. ADS (a)(b)	47,176	1,426,130
NQ Mobile, Inc. ADR (a)(b)	59,880	316,166
Ozner Water International Holding, Ltd. (a)(b)(e)	1,273,000	454,845
Parkson Retail Group, Ltd. (b)	2,795,500	584,157
Peak Sport Products Co., Ltd. (b)	1,175,000	286,454
Perfect World Co., Ltd. ADR (a)	32,460	643,357
Phoenix Healthcare Group Co., Ltd. (b)	627,500	1,194,691
Poly Culture Group Corp., Ltd. (Class H)	162,000	644,652
PW Medtech Group, Ltd. (a)(b)	2,450,000	925,953
Qunar Cayman Islands, Ltd. ADR (a)(b)	21,799	934,087
Real Gold Mining, Ltd. (a)(d)	251,500	0
Renhe Commercial Holdings Co., Ltd. (a)(b)	10,440,000	861,858
Renren, Inc. ADR (a)(b)	115,523	437,832
REXLot Holdings, Ltd. (b)	13,122,064	744,750
Shanda Games, Ltd. ADR (a)(b)	61,472	422,927
Shanghai Baosight Software Co., Ltd. (Class B)	66,400	281,669
Shanghai Diesel Engine Co., Ltd. (Class B)	378,360	388,576
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H)	462,000	551,834
Shanghai Greencourt Investment Group Co., Ltd. (Class B) (a)	1,197,900	868,477
Shanghai Haixin Group Co. (Class B) (a)	641,700	558,279
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	1,042,000	458,329
Shenguan Holdings Group, Ltd. (b)	1,784,010	457,937
Sinofert Holdings, Ltd.	1,546,000	354,965
Sinopec Engineering Group Co., Ltd. (Class H)	1,168,000	1,081,740
SPT Energy Group, Inc. (a)(b)	1,272,000	231,346
Sunny Optical Technology Group Co., Ltd. (b)	526,000	1,146,642
TAL Education Group ADR (a)(b)	50,686	1,789,216
TCL Communication Technology Holdings, Ltd.	660,000	617,216
Tian Ge Interactive Holdings, Ltd. (e)	720,000	433,715
Tong Ren Tang Technologies Co., Ltd. (Class H)	436,000	737,863
Trina Solar, Ltd. ADR (a)(b)	55,458	645,531
Wisdom Holdings Group (b)	1,208,000	948,942
Wumart Stores, Inc. (Class H) (b)	470,000	333,439
Xiamen International Port Co., Ltd. (Class H)	520,000	209,944
Xinchen China Power Holdings, Ltd. (a)(b)	771,000	301,337
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	505,000	605,801
Xinyi Solar Holdings, Ltd. (b)	4,040,800	1,678,335
Yestar International Holdings Co., Ltd. (b)	2,334,100	1,047,741
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	148,291	182,398
YuanShengTai Dairy Farm, Ltd. (a)(b)	5,155,000	505,356
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	951,000	594,946

		58,038,373

CYPRUS — 0.3%
Global Ports Investments PLC, GDR	30,708	151,697
QIWI PLC ADR	38,053	1,067,387
TCS Group Holding PLC GDR	63,007	182,720

		1,401,804

CZECH REPUBLIC — 0.2%
Philip Morris CR AS	2,218	953,725

EGYPT — 1.2%
Arab Cotton Ginning	421,331	172,286
Citadel Capital SAE (a)	551,627	144,593
Eastern Tobacco	27,262	768,119
Egyptian Financial Group-Hermes Holding Co. (a)	412,962	746,899
Egyptian Kuwait Holding Co.	694,974	430,884
ElSwedy Electric Co. (a)	133,532	840,214
Ezz Steel (a)	482,610	543,328
Juhayna Food Industries	599,936	668,338
Maridive & Oil Services SAE (a)	240,889	103,582
Orascom Telecom Media & Technology Holding SAE (a)	3,859,847	450,228
Sidi Kerir Petrochemicals Co.	155,629	259,448
Six of October Development & Investment Co. (a)	535,765	773,098

		5,901,017

GREECE — 1.1%
Aegean Airlines SA	54,223	311,328
Aegean Marine Petroleum Network, Inc.	22,904	283,093
Costamare, Inc.	36,604	672,415
Diana Shipping, Inc. (a)	135,774	957,207
DryShips, Inc. (a)	412,688	248,108
Ellaktor SA (a)	88,803	154,282
Grivalia Properties REIC AE	16,675	114,022

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Hellenic Exchanges — Athens Stock Exchange SA Holding	52,644	$226,941
Metka SA	21,153	153,093
Motor Oil Hellas Corinth Refineries SA (a)	18,341	144,840
Mytilineos Holdings SA (a)	71,922	386,889
Navios Maritime Holdings, Inc.	95,565	355,502
StealthGas, Inc. (a)	44,114	297,770
Tsakos Energy Navigation, Ltd.	109,241	1,041,067

		5,346,557

HONG KONG — 10.2%
361 Degrees International, Ltd.	980,000	323,610
Ajisen China Holdings, Ltd.	669,000	358,121
Anton Oilfield Services Group (b)	1,134,000	217,949
Anxin-China Holdings, Ltd. (a)(c)	2,248,000	111,638
AVIC International Holding HK, Ltd. (a)	1,986,000	299,723
Beijing Capital Land, Ltd. (Class H)	1,204,400	925,918
Boshiwa International Holding, Ltd. (a)(b)(d)	1,843,000	0
Carnival Group International Holdings, Ltd. (a)	3,570,000	552,592
Chaowei Power Holdings, Ltd. (a)(b)	568,000	369,994
Chiho-Tiande Group, Ltd. (a)	212,000	273,458
China Dongxiang Group Co., Ltd. (b)	4,368,000	1,155,026
China Financial International Investments, Ltd. (a)(b)	2,060,000	313,549
China Forestry Holdings, Ltd. (a)(d)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,028,000	892,408
China Huarong Energy Co., Ltd. (a)(b)	2,252,500	194,668
China Jinhai International Group, Ltd. (a)	2,198,000	280,684
China Lumena New Materials Corp. (a)(b)(d)	4,287,298	0
China Metal Recycling Holdings, Ltd. (a)(b)(d)	1,109,932	0
China National Materials Co., Ltd. (Class H)	1,292,000	419,970
China Ocean Shipbuilding Industry Group, Ltd. (a)(b)	9,877,200	452,291
China Oil and Gas Group, Ltd. (a)	4,748,000	447,084
China Overseas Grand Oceans Group, Ltd. (b)	786,000	398,447
China Power New Energy Development Co., Ltd. (b)	5,120,000	383,048
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	2,810,000	250,098
China Public Procurement, Ltd. (a)	3,152,000	103,677
China Rare Earth Holdings, Ltd. (a)(b)	1,326,000	230,905
China Shineway Pharmaceutical Group, Ltd.	369,000	551,176
China Singyes Solar Technologies Holdings, Ltd. (b)	462,000	592,357
China Travel International Investment Hong Kong, Ltd.	4,716,000	2,074,358
China Yurun Food Group, Ltd. (a)(b)	1,098,000	417,811
China ZhengTong Auto Services Holdings, Ltd.	731,500	476,498
Citic Resources Holdings, Ltd. (a)(b)	3,381,000	933,285
Citic Telecom International Holdings, Ltd.	895,000	415,605
Comba Telecom Systems Holdings, Ltd. (b)	851,490	227,355
Concord New Energy Group, Ltd. (a)(b)	8,140,000	619,487
Dah Chong Hong Holdings, Ltd. (b)	669,000	347,766
Dawnrays Pharmaceutical Holdings, Ltd.	592,000	511,625
Digital China Holdings, Ltd.	648,000	874,303
Fufeng Group, Ltd. (b)	959,600	711,727
Glorious Property Holdings, Ltd. (a)	2,321,000	362,256
Greatview Aseptic Packaging Co., Ltd.	982,048	559,900
Guangdong Land Holdings, Ltd. (a)	1,302,000	351,005
Guotai Junan International Holdings, Ltd. (b)	3,003,000	1,956,150
Hang Fat Ginseng Holdings Co., Ltd. (b)	4,020,000	492,612
Hengdeli Holdings, Ltd. (b)	2,108,400	421,541
Honghua Group, Ltd. (a)(b)	4,342,000	470,462
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	3,374,560	631,162
Imperial Pacific International Holdings, Ltd. (a)(b)	33,556,800	1,341,831
Ju Teng International Holdings, Ltd.	965,500	464,533
Kingboard Laminates Holdings, Ltd. (b)	1,011,500	481,446
Kingdee International Software Group Co., Ltd. (b)	1,196,000	712,736
Li Ning Co., Ltd. (a)(b)	2,136,749	975,691
Maoye International Holdings, Ltd.	1,601,000	367,593
MMG, Ltd. (a)	1,044,000	368,983
National Agricultural Holdings, Ltd. (a)	172,000	96,954
Neo Telemedia, Ltd. (a)(c)	2,080,000	453,425
NetDragon Websoft, Inc. (b)	252,000	963,786
Newocean Energy Holdings, Ltd. (b)	1,126,000	522,873
NVC Lighting Holdings, Ltd. (c)	2,578,000	585,263
Pacific Online, Ltd.	898,100	393,876
Poly Property Group Co., Ltd. (b)	2,041,000	987,256
Real Nutriceutical Group, Ltd.	995,000	297,760
Shenwan Hongyuan HK, Ltd.	115,000	88,855
Shenzhen Investment, Ltd.	194,000	95,091
Shougang Concord International Enterprises Co., Ltd. (a)(b)	9,244,000	655,810
Shougang Fushan Resources Group, Ltd.	3,000,000	700,415
Sichuan Expressway Co., Ltd. (Class H)	1,580,000	697,009
Sinotrans Shipping, Ltd. (b)	2,102,000	515,160
Sinotruk Hong Kong, Ltd.	538,500	325,078
Skyworth Digital Holdings, Ltd.	1,665,810	1,482,620
Springland International Holdings, Ltd.	1,311,000	456,585
SSY Group, Ltd. (b)(c)	1,960,000	712,953
Suncorp Technologies, Ltd. (a)(b)	8,880,000	595,623
Tack Fiori International Group, Ltd. (a)	696,000	203,794

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Tech Pro Technology Development, Ltd. (a)(b)	1,880,400	$1,901,611
Tiangong International Co., Ltd. (b)	1,664,000	268,299
Tianjin Development Holdings, Ltd.	812,000	794,975
Tianjin Port Development Holdings, Ltd.	3,956,000	938,922
Tianneng Power International, Ltd. (a)	916,000	437,172
TPV Technology, Ltd.	1,260,000	264,919
United Energy Group, Ltd. (a)(b)	4,128,000	724,159
United Laboratories International Holdings, Ltd. (a)	940,500	680,577
V1 Group, Ltd. (a)(b)	2,210,999	222,453
Wasion Group Holdings, Ltd.	733,000	1,130,812
West China Cement, Ltd.	2,544,000	492,225
Yingde Gases Group Co., Ltd.	1,179,500	812,446
Yip’s Chemical Holdings, Ltd.	415,580	226,752
Yuexiu Transport Infrastructure, Ltd. (b)	1,152,549	829,562

		48,221,182

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (a)	339,249	473,583

INDIA — 11.0%
AIA Engineering, Ltd.	34,003	537,865
Amtek Auto, Ltd.	180,963	452,407
Anant Raj, Ltd.	524,501	343,051
Apollo Tyres, Ltd.	373,710	999,123
Arvind Infrastructure, Ltd. (c)	18,930	0
Arvind, Ltd.	189,304	799,221
Ashok Leyland, Ltd.	1,228,485	1,399,601
Bajaj Finance, Ltd.	10,370	886,433
Balkrishna Industries, Ltd.	40,186	450,073
Balrampur Chini Mills, Ltd. (a)	474,524	301,794
Bata India, Ltd.	56,612	940,303
Bhushan Steel, Ltd.	138,270	122,788
Biocon, Ltd.	123,804	896,451
CESC, Ltd.	123,427	1,082,990
Coromandel International, Ltd.	160,444	629,632
Credit Analysis & Research, Ltd.	13,216	292,379
Dewan Housing Finance Corp., Ltd.	143,152	946,291
Dish TV India, Ltd. (a)	905,640	1,512,481
Federal Bank, Ltd.	717,707	1,665,783
Fortis Healthcare, Ltd. (a)	244,366	689,006
Gateway Distriparks, Ltd.	199,999	1,076,785
GMR Infrastructure, Ltd.	1,079,942	237,424
Godrej Industries, Ltd.	196,660	1,098,492
Gujarat Pipavav Port, Ltd. (a)	231,492	792,118
Havells India, Ltd.	335,950	1,491,147
Hexaware Technologies, Ltd.	233,674	937,375
Housing Development & Infrastructure, Ltd. (a)	384,363	555,600
IFCI, Ltd.	1,035,232	419,425
IIFL Holdings, Ltd.	427,655	1,165,508
India Cements, Ltd. (a)	435,624	644,748
Indiabulls Real Estate, Ltd. (a)	489,476	438,515
Indian Hotels Co., Ltd. (a)	704,003	1,009,904
Info Edge India, Ltd.	91,161	1,222,614
Ipca Laboratories, Ltd.	70,462	785,229
IRB Infrastructure Developers, Ltd.	224,700	823,747
Jain Irrigation Systems, Ltd.	293,656	308,274
Jammu & Kashmir Bank, Ltd.	425,252	671,802
Jubilant Foodworks, Ltd. (a)	60,944	1,777,741
Just Dial, Ltd.	48,199	960,423
MAX India, Ltd.	212,899	1,615,465
McLeod Russel India, Ltd.	131,650	469,189
Mindtree, Ltd.	45,438	908,903
Mphasis, Ltd.	97,675	630,025
NCC, Ltd.	96,107	118,700
Nirvikara Paper Mills, Ltd. (a)(c)	4,465	3,345
Page Industries, Ltd.	2,625	623,077
PI Industries, Ltd.	38,156	386,144
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	347,916	327,264
PTC India, Ltd.	451,912	487,537
Punj Lloyd, Ltd. (a)	689,025	265,634
Rajesh Exports, Ltd.	247,017	1,266,699
Rolta India, Ltd.	241,521	382,497
Shree Renuka Sugars, Ltd. (a)	800,532	128,226
Shriram City Union Finance, Ltd.	6,836	188,097
Sintex Industries, Ltd.	440,879	695,451
SKS Microfinance, Ltd. (a)	212,755	1,559,246
Strides Arcolab, Ltd.	79,318	1,383,643
Sun Pharma Advanced Research Co., Ltd. (a)	17,420	107,521
Sundaram Finance, Ltd.	14,424	357,746
Suzlon Energy, Ltd. (a)	1,419,284	494,788
Tata Chemicals, Ltd.	173,960	1,149,808
Tata Global Beverages, Ltd.	523,948	1,087,719
Thermax, Ltd.	62,129	1,020,182
TVS Motor Co., Ltd.	206,264	790,657
Unitech, Ltd. (a)	1,647,082	205,627
Vakrangee, Ltd.	205,949	374,511
Videocon Industries, Ltd.	135,342	331,660
Voltas, Ltd.	276,828	1,370,664
Welspun Corp., Ltd.	353,850	637,630
WNS Holdings, Ltd. ADR (a)	33,490	895,857
Wockhardt, Ltd.	14,846	330,130

		51,958,185

INDONESIA — 2.9%
AKR Corporindo Tbk PT	1,905,700	846,898
Alam Sutera Realty Tbk PT	18,218,800	785,735
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,223,400	382,763
Bank Tabungan Negara Tbk PT	4,530,886	404,407
Ciputra Development Tbk PT	11,385,700	1,080,286
Citra Marga Nusaphala Persada Tbk PT	723,041	120,123
Energi Mega Persada Tbk PT (a)	34,087,700	143,177
Gajah Tunggal Tbk PT	2,018,400	129,438
Garuda Indonesia Tbk PT (a)	9,714,100	324,228
Harum Energy Tbk PT	953,200	79,001
Indah Kiat Pulp & Paper Corp. Tbk PT	2,568,100	172,395
Indosat Tbk PT (a)	482,400	144,729
Intiland Development Tbk PT	6,023,200	257,508
Japfa Comfeed Indonesia Tbk PT (a)	5,634,200	226,086
Kawasan Industri Jababeka Tbk PT (a)	27,093,251	532,416
Matahari Putra Prima Tbk PT	2,706,500	598,851
Medco Energi Internasional Tbk PT	1,771,000	362,635
Mitra Adiperkasa Tbk PT (a)	981,000	406,527
MNC Investama Tbk PT	12,790,300	254,223
MNC Sky Vision Tbk PT (a)	1,590,600	172,989

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Modernland Realty Tbk PT	6,059,200	$238,596
Pakuwon Jati Tbk PT	19,311,200	622,825
Pembangunan Perumahan Persero PT Tbk	4,605,300	1,198,604
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,128,500	364,884
Siloam International Hospitals Tbk PT	984,600	1,063,434
Summarecon Agung Tbk PT	11,759,500	1,442,099
Surya Semesta Internusa Tbk PT	3,329,700	241,002
Timah Persero Tbk PT	4,042,829	215,294
Wijaya Karya Persero Tbk PT	4,178,100	785,010

		13,596,163

MALAYSIA — 4.6%
Aeon Co. M Bhd	1,059,100	870,186
Berjaya Auto Bhd	631,960	452,237
Berjaya Corp. Bhd	4,110,800	446,708
Berjaya Sports Toto Bhd	1,209,677	1,051,614
Boustead Holdings Bhd	627,260	689,936
Boustead Plantations Bhd	549,500	203,896
Bursa Malaysia Bhd	664,573	1,433,773
Cahya Mata Sarawak Bhd	449,200	613,141
Carlsberg Brewery Malay Bhd	93,100	308,442
Datasonic Group Bhd	729,600	206,910
DRB-Hicom Bhd	1,281,500	540,044
Eastern & Oriental Bhd	1,342,110	604,714
Gas Malaysia Bhd	325,600	216,606
IGB REIT	506,500	178,544
Inari Amertron Bhd	593,775	511,468
KNM Group Bhd (a)	3,588,606	589,699
KPJ Healthcare Bhd	1,160,993	1,298,540
Magnum Bhd	1,476,400	1,036,963
Malaysian Bulk Carriers Bhd	712,600	192,646
Malaysian Resources Corp. Bhd	1,673,100	523,260
Media Prima Bhd	1,603,800	620,606
Oriental Holdings Bhd	265,500	496,801
OSK Holdings Bhd	1,103,800	620,211
Padini Holdings Bhd	575,800	202,972
Parkson Holdings Bhd (a)	414,176	170,149
Pavilion Real Estate Investment Trust	794,200	313,638
POS Malaysia Bhd	703,900	798,487
Press Metal Bhd	713,000	491,333
Sunway Real Estate Investment Trust	3,608,200	1,472,735
TAN Chong Motor Holdings Bhd	813,500	636,052
Top Glove Corp. Bhd	807,400	1,423,061
TSH Resources Bhd	631,800	373,420
UOA Development Bhd	1,731,100	963,507
Wah Seong Corp. Bhd	1,317,984	482,061
WCT Holdings Bhd	1,221,140	459,586
Yinson Holdings Bhd	530,700	429,005

		21,922,951

MEXICO — 2.2%
Asesor de Activos Prisma SAPI de CV REIT	391,548	377,557
Axtel SAB de CV (a)(b)	1,660,708	515,444
Banregio Grupo Financiero SAB de CV	216,149	1,253,585
Bolsa Mexicana de Valores SAB de CV	578,932	1,002,850
Concentradora Fibra Hotelera Mexicana SA de CV (b)	343,796	374,895
Consorcio ARA SAB de CV (a)(b)	1,853,879	707,729
Corp Inmobiliaria Vesta SAB de CV (b)	223,067	363,660
Corporacion GEO SAB de CV (a)(b)(c)	791,193	0
Credito Real SAB de CV SOFOM	209,441	469,588
Empresas ICA SAB de CV (a)(b)	721,991	551,249
Grupo Aeromexico SAB de CV (a)(b)	103,835	165,044
Grupo Aeroportuario del Centro Norte Sab de CV	230,007	1,134,156
Hoteles City Express SAB de CV (a)	135,773	197,031
Megacable Holdings SAB de CV	166,402	699,729
Mexico Real Estate Management SA de CV	625,945	865,675
PLA Administradora Industrial S de RL de CV	371,099	728,213
Prologis Property Mexico SA de CV REIT	136,700	229,915
Qualitas Controladora SAB de CV (a)	147,264	244,961
TV Azteca SAB de CV	1,423,802	341,190
Urbi Desarrollos Urbanos SA de CV (a)(b)(c)	679,159	0

		10,222,471

MONACO — 0.2%
GasLog, Ltd. (b)	53,172	1,060,781

PANAMA — 0.1%
Avianca Holding SA Preference Shares (a)	195,803	252,323

PERU — 0.4%
Ferreyros SA	2,009,661	898,074
Grana y Montero SA	99,409	142,344
Luz del Sur SAA	227,899	796,097
Minsur SA	286,701	117,293

		1,953,808

PHILIPPINES — 1.5%
Belle Corp.	2,784,400	203,782
Cebu Air, Inc.	503,480	949,120
Cosco Capital, Inc.	5,743,700	993,587
D&L Industries, Inc.	1,545,500	665,638
First Gen Corp.	964,900	577,784
First Philippine Holdings Corp.	320,060	576,733
Manila Water Co., Inc.	1,055,200	560,480
Philex Mining Corp.	1,178,400	160,204
Rizal Commercial Banking Corp.	392,680	349,223
Robinsons Retail Holdings, Inc.	353,150	583,101
Security Bank Corp.	378,684	1,356,342
SM Prime Holdings, Inc.	1	0
Union Bank of Philippines	204,456	272,064

		7,248,058

POLAND — 3.0%
Agora SA (a)	112,382	357,086
Alior Bank SA (a)	57,132	1,357,016
Alumetal SA	12,607	187,719
AmRest Holdings SE (a)	13,431	521,398
Asseco Poland SA	105,974	1,631,778
Boryszew SA	175,360	273,701
CCC SA	14,852	687,136
Ciech SA (a)	53,837	830,266
Echo Investment SA (a)	299,433	535,029
Emperia Holding SA	28,234	502,985

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Eurocash SA	94,136	$934,877
Fabryki Mebli Forte SA	9,331	141,395
Globe Trade Centre SA (a)	288,829	460,787
Grupa Kety SA	2,189	175,195
Grupa Lotos SA (a)	109,515	873,581
Inter Cars SA	2,938	173,426
Jastrzebska Spolka Weglowa SA (a)	57,780	182,363
KRUK SA	8,306	333,706
Lubelski Wegiel Bogdanka SA	43,361	597,801
Netia SA	521,740	764,388
Orbis SA	34,980	497,602
PKP Cargo SA	14,593	321,202
Stomil Sanok SA	9,709	162,638
Synthos SA	194,217	240,131
TVN SA	217,826	1,110,878
Zespol Elektrowni Patnow Adamow Konin SA	20,024	113,407

		13,967,491

QATAR — 0.5%
Al Meera Consumer Goods Co. QSC	14,000	971,590
Mannai Corp. QSC	15,000	459,320
Medicare Group	12,000	616,602
Salam International Investment Co.	100,000	384,483

		2,431,995

RUSSIA — 0.3%
Aeroflot — Russian Airlines OJSC (a)	473,612	324,894
CTC Media, Inc.	68,489	155,470
DIXY Group OJSC (a)	22,440	132,107
Globaltrans Investment PLC GDR (a)	79,862	379,345
LSR Group PJSC GDR	133,904	270,486
Mechel ADR (a)	216,688	266,526

		1,528,828

SINGAPORE — 0.6%
Asian Pay Television Trust	806,100	508,864
Bumitama Agri, Ltd. (b)	339,500	249,614
Nam Cheong, Ltd. (b)	2,545,500	519,876
SIIC Environment Holdings, Ltd. (a)	5,711,400	827,124
Yanlord Land Group, Ltd. (b)	876,100	735,234

		2,840,712

SOUTH AFRICA — 6.4%
Adcock Ingram Holdings, Ltd. (a)(b)	232,923	968,134
AECI, Ltd.	91,712	861,376
African Bank Investments, Ltd. (a)(c)	1,222,985	0
Aquarius Platinum, Ltd. (a)	1,549,039	166,878
ArcelorMittal South Africa, Ltd. (a)(b)	104,178	104,283
Attacq, Ltd. (a)	235,367	430,487
Aveng, Ltd. (a)(b)	395,201	187,218
AVI, Ltd.	99,023	665,307
Capital Property Fund	1,006,837	1,186,197
Clicks Group, Ltd.	323,389	2,397,892
DataTec, Ltd.	350,224	1,861,090
Emira Property Fund	332,172	464,689
EOH Holdings, Ltd.	8,000	103,176
Famous Brands, Ltd.	39,026	369,755
Fountainhead Property Trust	717,281	513,536
Grindrod, Ltd.	651,519	721,957
Harmony Gold Mining Co., Ltd. (a)	264,538	339,778
Hosken Consolidated Investments, Ltd.	121,424	1,522,583
Hyprop Investments, Ltd.	57,118	569,403
Illovo Sugar, Ltd.	153,054	185,994
JSE, Ltd.	169,322	1,792,440
Lewis Group, Ltd. (b)	194,691	1,581,396
Merafe Resources, Ltd.	3,938,082	262,804
Mondi, Ltd.	133,001	2,925,140
Montauk Energy Holdings, Ltd. (a)	1	1
Mpact, Ltd.	217,193	771,053
Murray & Roberts Holdings, Ltd.	357,781	378,776
Northam Platinum, Ltd. (a)	455,889	1,512,149
Omnia Holdings, Ltd.	36,844	547,966
Pick’ n Pay Holdings, Ltd.	186,214	401,186
PPC, Ltd. (b)	538,137	782,527
PSG Group, Ltd.	24,039	405,907
Reunert, Ltd.	246,411	1,345,970
SA Corporate Real Estate Fund Nominees Pty, Ltd.	3,972,440	1,498,941
Sun International, Ltd.	114,297	1,040,540
Super Group, Ltd. (a)	362,844	942,553
Wilson Bayly Holmes-Ovcon, Ltd.	87,773	715,909

		30,524,991

TAIWAN — 29.3%
A-DATA Technology Co., Ltd. (b)	269,652	367,932
Ability Enterprise Co., Ltd.	556,000	299,133
AcBel Polytech, Inc.	311,000	243,422
Accton Technology Corp.	1,241,341	591,412
Adlink Technology, Inc. (b)	104,719	352,972
Advanced Ceramic X Corp.	58,642	498,907
Advanced International Multitech Co., Ltd.	185,000	130,410
AGV Products Corp. (a)	1,622,926	384,501
Airtac International Group (b)	109,200	684,834
Alpha Networks, Inc.	488,348	301,513
Altek Corp.	207,516	189,663
AmTRAN Technology Co., Ltd.	857,717	486,478
Anpec Electronics Corp.	224,055	173,554
Arcadyan Technology Corp.	282,172	266,127
Asia Optical Co., Inc. (a)	208,540	231,490
Asia Polymer Corp.	515,588	302,456
Asrock, Inc.	92,000	168,468
Aten International Co., Ltd.	210,000	621,400
Basso Industry Corp.	510,000	700,011
BES Engineering Corp.	2,489,356	665,614
Capital Securities Corp.	2,365,730	765,971
Career Technology Co., Ltd. (b)	237,726	196,856
Casetek Holdings, Ltd. (b)	178,000	1,101,881
Cathay No. 1 REIT	1,075,000	635,847
Cathay Real Estate Development Co., Ltd.	1,777,904	982,458
Center Laboratories, Inc. (a)(b)	167,000	377,793
Chang Wah Electromaterials, Inc.	104,577	328,090
Charoen Pokphand Enterprise (b)	637,887	537,525
Cheng Loong Corp.	1,465,128	581,692
Cheng Uei Precision Industry Co., Ltd.	327,915	566,461
Chien Kuo Construction Co., Ltd.	543,501	191,122
Chin-Poon Industrial Co.	207,000	315,319
China Airlines, Ltd. (a)	500,000	213,097
China Bills Finance Corp.	870,394	331,463
China Chemical & Pharmaceutical Co., Ltd.	626,000	391,573
China Manmade Fibers Corp. (a)(b)	1,532,904	472,970

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

China Motor Corp.	845,000	$658,648
China Petrochemical Development Corp. (a)	1,566,575	485,897
China Steel Chemical Corp.	210,000	946,053
China Synthetic Rubber Corp.	626,452	656,816
Chipbond Technology Corp.	417,000	901,454
ChipMOS TECHNOLOGIES Bermuda, Ltd.	40,766	890,329
Chong Hong Construction Co., Ltd.	268,453	609,043
Chroma ATE, Inc. (b)	315,680	697,771
Chung Hung Steel Corp. (a)	875,239	143,819
Clevo Co.	521,265	609,039
CMC Magnetics Corp. (a)	2,070,719	245,631
Coretronic Corp.	388,065	474,163
CTCI Corp.	724,000	1,170,902
CyberTAN Technology, Inc.	518,210	366,137
D-Link Corp.	1,036,242	433,244
Darwin Precisions Corp.	797,576	396,791
Dynapack International Technology Corp.	89,000	188,647
E Ink Holdings, Inc. (a)	748,000	343,036
Eclat Textile Co., Ltd.	161,000	2,640,328
Elan Microelectronics Corp.	590,899	823,499
Elite Material Co., Ltd.	509,782	992,980
Elite Semiconductor Memory Technology, Inc.	304,674	383,132
eMemory Technology, Inc. (b)	63,000	850,427
ENG Electric Co., Ltd.	277,086	164,790
Epistar Corp. (b)	933,572	1,248,111
Eternal Materials Co., Ltd.	830,099	878,405
Eva Airways Corp. (a)	1,387,069	946,306
Everlight Chemical Industrial Corp. (b)	548,712	426,813
Everlight Electronics Co., Ltd. (b)	500,503	960,307
Excelsior Medical Co., Ltd.	195,660	302,484
Far Eastern Department Stores, Ltd.	829,490	517,516
Far Eastern International Bank	2,972,584	1,045,311
Faraday Technology Corp.	612,976	753,940
Farglory Land Development Co., Ltd.	222,464	232,526
Feng Hsin Iron & Steel Co., Ltd.	509,270	655,270
Feng TAY Enterprise Co., Ltd.	301,168	1,747,203
Firich Enterprises Co., Ltd. (b)	148,000	556,418
FLEXium Interconnect, Inc. (b)	210,549	852,991
Formosa Taffeta Co., Ltd.	1,042,000	1,106,014
Formosan Rubber Group, Inc.	739,124	695,897
FSP Technology, Inc.	452,184	272,590
Gemtek Technology Corp.	415,234	287,324
GeoVision, Inc. (b)	104,321	314,777
Gigabyte Technology Co., Ltd.	382,000	387,516
Gigastorage Corp. (a)(b)	407,114	299,518
Ginko International Co., Ltd.	54,000	679,933
Gintech Energy Corp. (a)(b)	405,806	263,703
Global Unichip Corp.	104,669	259,514
Gloria Material Technology Corp.	541,913	367,955
Goldsun Development & Construction Co., Ltd.	1,975,041	636,274
Grand Pacific Petrochemical	1,103,000	706,032
Grape King, Inc.	194,000	1,238,652
Great Wall Enterprise Co.	937,867	661,123
HannStar Display Corp. (b)	2,038,599	353,482
HannsTouch Solution, Inc. (a)	953,000	128,181
Hey Song Corp.	440,770	519,990
Highwealth Construction Corp.	809,100	1,930,019
Himax Technologies, Inc. ADR (b)	83,644	671,661
Ho Tung Chemical Corp. (a)(b)	1,764,482	457,497
Hong TAI Electric Industrial	1,043,000	332,968
Huaku Development Co., Ltd.	331,260	719,325
Huang Hsiang Construction Co.	312,484	397,004
I-Sheng Electric Wire & Cable Co., Ltd.	402,000	543,956
Ibase Technology, Inc. (b)	343,428	694,547
Ichia Technologies, Inc. (b)	183,000	149,759
ITE Technology, Inc.	270,887	290,601
Jess-Link Products Co., Ltd.	278,974	372,062
Jih Sun Financial Holdings Co., Ltd.	1,792,971	491,034
KEE TAI Properties Co., Ltd.	1,087,076	639,467
Kenda Rubber Industrial Co., Ltd. (b)	626,313	974,348
Kerry TJ Logistics Co., Ltd.	521,000	601,975
King Slide Works Co., Ltd.	69,000	921,357
King Yuan Electronics Co., Ltd.	1,442,656	1,260,094
King’s Town Bank	1,461,000	1,269,014
Kinpo Electronics (a)	1,318,371	489,243
Kinsus Interconnect Technology Corp.	206,030	564,914
Kuoyang Construction Co., Ltd.	960,527	429,606
KYE Systems Corp.	673,413	228,076
LCY Chemical Corp. (b)	529,862	335,731
Lingsen Precision Industries, Ltd.	800,694	277,672
Long Bon International Co., Ltd.	432,000	317,827
Longwell Co.	315,000	249,105
Lumax International Corp., Ltd.	208,358	370,735
Lung Yen Life Service Corp.	208,000	539,305
Macronix International Co., Ltd. (a)(b)	3,291,170	636,804
Makalot Industrial Co., Ltd.	210,646	1,812,589
Masterlink Securities Corp.	1,617,477	526,848
Medigen Biotechnology Corp. (a)(b)	92,000	291,018
Mercuries & Associates Holding, Ltd.	541,835	313,463
Merry Electronics Co., Ltd. (b)	104,000	241,002
Micro-Star International Co., Ltd.	622,000	628,965
Microbio Co., Ltd. (a)(b)	583,723	442,695
MIN AIK Technology Co., Ltd.	170,000	498,631
Mirle Automation Corp.	713,195	666,861
Mitac Holdings Corp. (b)	762,999	819,764
Motech Industries, Inc.	312,885	371,148
Nan Kang Rubber Tire Co., Ltd.	849,204	838,071
Nantex Industry Co., Ltd.	675,881	606,780
Neo Solar Power Corp. (b)	509,436	395,436
Newmax Technology Co., Ltd. (a)	115,499	71,872
Nien Hsing Textile Co., Ltd.	405,938	353,253
Oriental Union Chemical Corp. (b)	867,500	673,374
Pan-International Industrial Co., Ltd.	544,539	260,317
Parade Technologies, Ltd.	64,000	746,731
PChome Online, Inc.	60,617	1,001,950
Phison Electronics Corp.	104,837	908,908
Phytohealth Corp. (a)(b)	311,511	190,817
PixArt Imaging, Inc.	104,060	340,633
Portwell, Inc.	215,000	349,803
Powertech Technology, Inc. (a)	626,000	1,355,290
President Securities Corp.	1,385,850	702,930
Primax Electronics, Ltd. (b)	381,000	482,818
Prime Electronics Satellitics, Inc.	414,803	123,011
Prince Housing Development Corp.	1,962,996	741,185
Promate Electronic Co., Ltd.	513,000	604,371

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Qisda Corp. (a)(b)	1,562,641	$607,746
Radiant Opto-Electronics Corp.	375,331	1,392,841
Radium Life Tech Co., Ltd. (b)	981,187	430,896
Realtek Semiconductor Corp.	409,053	1,048,667
RichTek Technology Corp.	105,477	620,463
Ritek Corp. (a)(b)	2,471,596	261,943
Sampo Corp.	1,841,527	799,769
Sanyang Industry Co., Ltd. (a)	607,945	488,649
ScinoPharm Taiwan, Ltd.	265,917	302,937
Senao International Co., Ltd.	176,911	275,218
Sercomm Corp. (b)	313,000	630,981
Shinkong Insurance Co., Ltd.	590,841	432,773
Shinkong Synthetic Fibers Corp.	2,377,796	770,648
Sigurd Microelectronics Corp.	720,694	651,683
Silicon Integrated Systems Corp. (a)(b)	1,003,000	206,422
Silicon Motion Technology Corp. ADR (b)	30,261	1,047,333
Simplo Technology Co., Ltd.	210,129	973,876
Sinbon Electronics Co., Ltd.	604,000	1,125,606
Sinmag Equipment Corp. (b)	105,614	585,328
Sino-American Silicon Products, Inc.	484,058	611,848
Sinon Corp.	1,257,662	629,758
Sinphar Pharmaceutical Co., Ltd. (b)	404,346	398,390
Sinyi Realty Co.	707,940	624,089
Soft-World International Corp.	100,848	202,647
Solar Applied Materials Technology Corp.	420,090	314,511
Solartech Energy Corp. (a)(b)	427,207	249,918
St. Shine Optical Co., Ltd.	57,000	907,064
Standard Foods Corp.	520,539	1,555,484
Systex Corp. (b)	320,000	727,025
Ta Chong Bank Co., Ltd. (a)	2,813,255	980,165
Taichung Commercial Bank	2,563,564	880,707
Taiflex Scientific Co., Ltd. (b)	335,725	466,791
Tainan Enterprises Co., Ltd.	388,000	370,967
Tainan Spinning Co., Ltd.	1,756,540	899,491
Taisun Enterprise Co., Ltd. (a)	862,549	335,464
Taiwan Acceptance Corp. (b)	313,000	801,407
Taiwan Business Bank (a)	4,564,448	1,406,858
Taiwan Cogeneration Corp.	622,469	540,672
Taiwan Fertilizer Co., Ltd.	278,000	459,512
Taiwan Fire & Marine Insurance Co.	415,004	304,651
Taiwan Hon Chuan Enterprise Co., Ltd.	436,218	856,757
Taiwan Land Development Corp.	1,197,276	465,647
Taiwan Life Insurance Co., Ltd. (a)	539,025	580,001
Taiwan Secom Co., Ltd.	388,961	1,169,864
Taiwan Surface Mounting Technology Co., Ltd.	401,246	469,461
Taiyen Biotech Co., Ltd. (b)	405,979	311,841
Tatung Co., Ltd. (a)	3,063,691	685,134
Test Rite International Co., Ltd.	541,896	372,335
Thye Ming Industrial Co., Ltd.	509,218	584,236
Ton Yi Industrial Corp. (b)	415,000	259,589
Tong Hsing Electronic Industries, Ltd. (b)	103,327	291,685
Tong Yang Industry Co., Ltd.	490,872	519,437
Topco Scientific Co., Ltd.	381,520	717,178
Transcend Information, Inc.	279,484	1,028,097
Tripod Technology Corp.	518,353	923,995
TSRC Corp. (b)	625,028	589,487
TTY Biopharm Co., Ltd. (b)	273,436	638,958
Tung Ho Steel Enterprise Corp.	950,258	694,496
Tung Thih Electronic Co., Ltd.	110,893	628,961
TXC Corp. (b)	510,120	658,843
U-Ming Marine Transport Corp.	477,000	647,760
Unimicron Technology Corp. (b)	1,023,000	525,517
Unity Opto Technology Co., Ltd.	413,307	311,442
Unizyx Holding Corp. (b)	559,694	231,282
UPC Technology Corp.	887,914	299,286
USI Corp.	1,130,318	476,240
Ve Wong Corp.	541,604	403,730
Visual Photonics Epitaxy Co., Ltd.	447,162	724,630
Wafer Works Corp. (a)(b)	466,872	176,281
Wah Hong Industrial Corp.	212,083	150,189
Walsin Lihwa Corp. (a)	3,244,000	808,516
Wan Hai Lines, Ltd.	1,160,320	921,351
Waterland Financial Holdings Co., Ltd. (b)	2,278,311	640,935
Wei Chuan Food Corp. (b)	285,899	177,445
Weikeng Industrial Co., Ltd.	417,628	309,961
Winbond Electronics Corp. (a)	2,766,730	724,535
Wistron NeWeb Corp.	210,231	596,874
WUS Printed Circuit Co., Ltd. (b)	773,000	724,034
Yageo Corp.	593,640	931,215
Yang Ming Marine Transport Corp.	1,674,788	586,226
YFY, Inc.	2,160,941	791,412
Yieh Phui Enterprise Co., Ltd.	1,854,296	524,055
Young Optics, Inc.	104,242	134,633
Yungtay Engineering Co., Ltd. (b)	429,000	824,505
Zenitron Corp.	572,348	351,521
Zinwell Corp.	507,674	544,621

		138,846,703

THAILAND — 3.9%
Bangkok Expressway PCL NVDR	671,300	785,076
Bangkokland PCL NVDR	14,733,700	689,235
Central Plaza Hotel PCL NVDR (b)	452,900	499,490
Chularat Hospital PCL NVDR	3,261,900	184,460
Dynasty Ceramic PCL NVDR	3,411,620	371,712
Esso Thailand PCL NVDR (a)	979,300	184,114
GFPT PCL	294,600	104,668
Hana Microelectronics PCL	1,462,760	1,753,987
Ichitan Group PCL NVDR (b)	1,473,600	868,222
Jasmine International PCL NVDR (b)	5,680,600	891,391
Kiatnakin Bank PCL NVDR	496,700	518,384
LPN Development PCL ADR NVDR	881,500	459,339
Major Cineplex Group PCL NVDR	240,100	239,919
MBK PCL NVDR	628,000	291,916
MK Restaurants Group PCL NVDR	687,100	1,144,302
Precious Shipping PCL	599,000	159,613
Robinson Department Store PCL NVDR (b)	358,300	474,721
Siam Global House PCL NVDR	897,871	233,935
Sino Thai Engineering & Construction PCL NVDR	836,100	576,783
Sri Trang Agro-Industry PCL NVDR	489,600	185,545
Srisawad Power 1979 PCL NVDR	294,500	348,774
Supalai PCL NVDR	492,500	274,134
Superblock PCL NVDR (a)	4,763,100	259,481
Thai Airways International PCL NVDR (a)	866,800	336,193

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Thai Vegetable Oil PCL NVDR	456,600	$304,170
Thaicom PCL NVDR	681,100	705,793
Thanachart Capital PCL	1,799,964	1,771,959
Thoresen Thai Agencies PCL	3,540,506	1,352,238
Tipco Asphalt PCL NVDR	195,100	132,279
Tisco Financial Group PCL	314,603	428,468
TPI Polene PCL	1,054,700	96,178
TTW PCL	1,668,600	558,250
VGI Global Media PCL NVDR	3,881,612	574,619
WHA Corp. PCL NVDR (a)(b)	5,030,500	595,757

		18,355,105

TURKEY — 1.8%
Akfen Holding AS	98,098	255,956
Albaraka Turk Katilim Bankasi	1,656,706	902,871
Aygaz AS	123,137	461,936
Dogan Sirketler Grubu Holdings AS (a)(b)	1,008,052	225,768
GSD Holding (a)	492,165	284,754
Ihlas Holding (a)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (b)	1,471,185	862,173
Koza Altin Isletmeleri AS	106,285	1,124,740
NET Holding AS (a)	282,675	365,082
Pegasus Hava Tasimaciligi AS (a)(b)	41,490	376,337
Petkim Petrokimya Holding AS (b)	1,118,094	1,690,288
Sekerbank TAS (a)	1,110,106	679,572
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	3	1
Tekfen Holding AS (b)	149,040	254,241
Torunlar Gayrimenkul Yatirim Ortakligi AS	202,749	259,585
Turkiye Sinai Kalkinma Bankasi AS	1,022,432	648,800
Yazicilar Holding AS (Class A)	26,856	208,011

		8,600,115

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,900,000	838,018
Al Waha Capital PJSC	1,150,000	770,226
Dana Gas PJSC (a)	3,150,000	394,506
Eshraq Properties Co. PJSC (a)	1,783,041	373,798
Exillon Energy PLC (a)	79,165	133,218
National Central Cooling Co. PJSC	700,000	285,874
RAK Properties PJSC	2,800,000	495,514

		3,291,154

TOTAL COMMON STOCKS —
(Cost $567,327,348)		472,107,367

RIGHTS — 0.0% (f)
EGYPT — 0.0% (f)
Citadel Capital SAE (expiring 7/30/15) (a) (Cost $0)	117,220	0

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eastern & Oriental Bhd (expiring 7/21/19)	171,320	11,125

THAILAND — 0.0% (f)
Jasmine International PCL NVDR (expiring 7/5/20) (a)	2,784,607	82,444

TOTAL WARRANTS —
(Cost $0)		93,569

SHORT TERM INVESTMENTS — 7.6%
UNITED STATES — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	32,545,677	32,545,677
State Street Institutional Liquid Reserves Fund 0.11% (h)(i)	3,228,418	3,228,418

TOTAL SHORT TERM INVESTMENTS —
(Cost $35,774,095)		35,774,095

TOTAL INVESTMENTS — 107.3%
(Cost $603,101,443)		507,975,031
OTHER ASSETS & LIABILITIES — (7.3)%		(34,632,589)

NET ASSETS — 100.0%		$473,342,442

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Management & Development	7.9%
Semiconductors & Semiconductor Equipment	6.8
Electronic Equipment, Instruments & Components	4.7
Chemicals	4.7
Banks	4.5
Textiles, Apparel & Luxury Goods	4.1
Hotels, Restaurants & Leisure	3.4
Food Products	3.4
Construction & Engineering	3.0
Metals & Mining	2.8
Electrical Equipment	2.8
Pharmaceuticals	2.5
Machinery	2.4
Capital Markets	2.2
Technology Hardware, Storage & Peripherals	2.0
Household Durables	1.8
IT Services	1.8
Transportation Infrastructure	1.7
Media	1.7
Food & Staples Retailing	1.6
Auto Components	1.6
Oil, Gas & Consumable Fuels	1.6
Marine	1.5
Diversified Financial Services	1.5
Real Estate Investment Trusts	1.5
Software	1.5
Airlines	1.3
Health Care Providers & Services	1.2
Industrial Conglomerates	1.2
Internet Software & Services	1.2
Communications Equipment	1.1
Specialty Retail	1.1
Water Utilities	1.1
Consumer Finance	1.1
Construction Materials	1.0
Multiline Retail	0.9
Diversified Consumer Services	0.9
Insurance	0.9
Health Care Equipment & Supplies	0.8
Paper & Forest Products	0.8
Commercial Services & Supplies	0.8
Diversified Telecommunication Services	0.8
Automobiles	0.7
Electric Utilities	0.7
Trading Companies & Distributors	0.7
Containers & Packaging	0.6
Building Products	0.6
Beverages	0.5
Independent Power and Renewable Electricity Producers	0.5
Personal Products	0.5
Energy Equipment & Services	0.4
Distributors	0.4
Tobacco	0.4
Internet & Catalog Retail	0.4
Air Freight & Logistics	0.3
Biotechnology	0.3
Road & Rail	0.3
Gas Utilities	0.3
Thrifts & Mortgage Finance	0.2
Professional Services	0.2
Multi-Utilities	0.2
Wireless Telecommunication Services	0.1
Household Products	0.1
Aerospace & Defense	0.1
Leisure Products	0.0 **
Short Term Investments	7.6
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.2%
Astro Japan Property Group	121,346	$462,602
BGP Holdings PLC (a)(b)	1,313,937	0
BWP Trust (c)	953,885	2,243,457
Charter Hall Retail REIT (c)	603,516	1,966,776
Dexus Property Group	1,857,278	10,420,777
Goodman Group (c)	3,019,817	14,552,865
GPT Group (c)	3,413,451	11,228,915
Investa Office Fund	1,192,883	3,484,029
Scentre Group	10,311,238	29,719,563
Westfield Corp.	3,701,715	25,947,658

		100,026,642

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd. (a)	238,669	1,098,536
BUWOG AG (a)(c)	100,316	1,948,187
CA Immobilien Anlagen AG (a)	159,542	2,781,970
IMMOFINANZ AG (a)	1,947,006	4,581,676

		10,410,369

BELGIUM — 0.3%
Befimmo SA	37,955	2,319,577
Cofinimmo SA	39,300	4,059,591

		6,379,168

BRAZIL — 0.2%
BR Malls Participacoes SA	894,426	4,192,262

CANADA — 4.6%
Artis REIT	131,266	1,441,513
Boardwalk REIT	48,954	2,220,565
Brookfield Asset Management, Inc. (Class A)	1,728,715	60,427,829
Calloway REIT	137,938	3,195,296
Canadian Apartment Properties REIT	108,948	2,408,558
Canadian REIT	70,398	2,393,684
Crombie Real Estate Investment Trust	127,334	1,271,861
First Capital Realty, Inc. (c)	197,485	2,828,333
H&R REIT	261,093	4,692,961
RioCan REIT	300,216	6,437,408

		87,318,008

CHINA — 1.3%
Hongkong Land Holdings, Ltd.	2,277,700	18,677,140
Kerry Properties, Ltd.	1,367,635	5,362,894

		24,040,034

FRANCE — 4.4%
Fonciere Des Regions	93,163	7,911,804
Gecina SA	69,464	8,556,215
Klepierre	414,231	18,209,909
Mercialys SA REIT	106,063	2,365,280
Unibail-Rodamco SE	189,896	47,965,664

		85,008,872

HONG KONG — 3.4%
Champion REIT	5,130,462	2,819,172
Hang Lung Group, Ltd.	1,780,996	7,845,291
Hang Lung Properties, Ltd.	4,427,018	13,162,477
Hysan Development Co., Ltd.	1,370,731	5,940,827
Link REIT	4,438,182	25,990,605
Prosperity REIT	2,516,000	902,217
Wheelock & Co., Ltd.	1,571,016	8,024,745

		64,685,334

ITALY — 0.1%
Beni Stabili SpA (c)	1,864,762	1,383,760
Immobiliare Grande Distribuzione SpA	588,131	511,131

		1,894,891

JAPAN — 9.1%
Activia Properties, Inc.	498	4,220,373
Aeon Mall Co., Ltd.	224,100	4,201,245
Daibiru Corp.	116,600	1,079,621
Daiwa Office Investment Corp. (c)	622	2,978,728
Frontier Real Estate Investment Corp. (c)	908	4,066,392
Fukuoka REIT Corp.	1,348	2,351,963
Global One Real Estate Investment Corp.	352	1,339,076
Hankyu REIT, Inc.	1,055	1,175,144
Heiwa Real Estate Co., Ltd.	73,800	1,013,231
Hoshino Resorts REIT, Inc.	98	1,083,594
Hulic Co., Ltd.	879,200	7,802,976
Hulic Reit, Inc. (c)	1,493	2,127,890
Japan Excellent, Inc.	2,335	2,698,231
Japan Prime Realty Investment Corp. (c)	1,682	5,230,262
Japan Real Estate Investment Corp.	2,532	11,504,858
Japan Rental Housing Investments, Inc.	2,005	1,409,145
Japan Retail Fund Investment Corp.	4,699	9,404,528
Kenedix Office Investment Corp.	742	3,723,189
Kenedix Residential Investment Corp. (c)	693	2,052,977
Mitsui Fudosan Co., Ltd.	1,921,000	53,800,245
Mori Hills REIT Investment Corp.	2,320	3,003,212
Mori Trust Sogo REIT, Inc.	1,985	3,855,960
Nippon Building Fund, Inc. (c)	2,732	11,967,082
Nomura Real Estate Office Fund, Inc. (c)	719	3,261,104
NTT Urban Development Corp.	216,400	2,154,008
Orix JREIT, Inc.	4,319	6,226,222
Premier Investment Corp. (c)	452	2,489,666
Tokyu Fudosan Holdings Corp.	990,900	7,644,421
Tokyu REIT, Inc.	1,817	2,243,686
Top REIT, Inc.	349	1,474,547
United Urban Investment Corp.	5,110	7,228,709

		174,812,285

NETHERLANDS — 0.5%
Eurocommercial Properties NV	91,911	3,830,542
VastNed Retail NV	37,544	1,652,973
Wereldhave NV	68,116	3,865,324

		9,348,839

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	1,562,343	1,167,557
Goodman Property Trust	2,012,103	1,605,726
Kiwi Income Property Group, Ltd.	2,451,982	2,130,884

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Precinct Properties New Zealand, Ltd.	1,914,261	$1,475,860

		6,380,027

PHILIPPINES — 0.9%
Ayala Land, Inc.	11,354,700	9,392,999
SM Prime Holdings, Inc.	18,982,400	8,411,363

		17,804,362

SINGAPORE — 3.3%
Ascendas REIT	3,952,369	7,220,815
Cambridge Industrial Trust	2,368,371	1,204,853
CapitaLand Commercial Trust (c)	4,070,082	4,715,431
CapitaLand Mall Trust	5,021,860	8,018,566
CapitaLand, Ltd.	5,036,500	13,091,534
Frasers Commercial Trust	965,683	1,097,285
Global Logistic Properties, Ltd.	5,992,700	11,259,956
Guocoland, Ltd. (c)	602,799	1,069,951
Keppel REIT (c)	3,392,600	2,884,907
Mapletree Logistics Trust	2,923,473	2,453,416
Starhill Global REIT	2,758,024	1,802,496
Suntec REIT (c)	4,911,874	6,292,598
United Industrial Corp., Ltd.	392,905	989,193

		62,101,001

SOUTH AFRICA — 0.9%
Capital Property Fund	2,951,592	3,477,396
Fountainhead Property Trust	1,006,145	720,348
Growthpoint Properties, Ltd. REIT	3,983,279	8,683,451
Hyprop Investments, Ltd.	365,609	3,644,719
SA Corporate Real Estate Fund Nominees Pty, Ltd.	2,897,623	1,093,375

		17,619,289

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(b)	178	0

SWEDEN — 1.0%
Castellum AB	339,416	4,765,527
Fabege AB	273,197	3,723,842
Great Portland Estates PLC	664,919	8,114,775
Kungsleden AB	316,397	2,144,903

		18,749,047

SWITZERLAND — 0.9%
PSP Swiss Property AG (a)	74,437	6,372,008
Swiss Prime Site AG	134,729	10,228,476

		16,600,484

THAILAND — 0.2%
Central Pattana PCL NVDR	2,595,000	3,649,465

UNITED KINGDOM — 6.5%
Big Yellow Group PLC	285,690	2,864,318
British Land Co. PLC	1,981,360	24,726,140
Capital & Counties Properties PLC	1,437,362	9,837,869
Derwent London PLC	214,112	11,455,692
Grainger PLC	823,492	2,961,908
Hammerson PLC	1,517,856	14,692,802
Intu Properties PLC	1,825,724	8,832,171
Land Securities Group PLC	1,551,298	29,374,314
Segro PLC	1,434,921	9,157,692
Shaftesbury PLC	537,008	7,330,718
Workspace Group PLC	226,455	3,203,532

		124,437,156

UNITED STATES — 56.0%
Acadia Realty Trust	132,474	3,856,318
Alexandria Real Estate Equities, Inc.	139,395	12,191,487
American Campus Communities, Inc.	217,145	8,184,195
American Homes 4 Rent (Class A)	276,211	4,430,424
Apartment Investment & Management Co. (Class A)	302,317	11,164,567
Ashford Hospitality Prime, Inc.	44,601	669,907
Ashford Hospitality Trust, Inc.	171,922	1,454,460
Associated Estates Realty Corp.	114,013	3,264,192
AvalonBay Communities, Inc.	256,095	40,941,908
BioMed Realty Trust, Inc.	396,517	7,668,639
Boston Properties, Inc.	297,097	35,960,621
Brandywine Realty Trust	351,794	4,671,824
Brixmor Property Group, Inc.	327,603	7,577,457
Camden Property Trust	168,023	12,480,748
CBL & Associates Properties, Inc.	334,145	5,413,149
Cedar Realty Trust, Inc.	138,368	885,555
Columbia Property Trust, Inc.	241,626	5,931,918
Corporate Office Properties Trust	181,426	4,270,768
Cousins Properties, Inc.	396,942	4,120,258
CubeSmart	320,882	7,431,627
DCT Industrial Trust, Inc.	172,808	5,433,084
DDR Corp.	579,519	8,959,364
DiamondRock Hospitality Co.	392,153	5,023,480
Digital Realty Trust, Inc. (c)	262,876	17,528,572
Douglas Emmett, Inc.	267,560	7,208,066
Duke Realty Corp.	667,633	12,397,945
DuPont Fabros Technology, Inc.	130,116	3,831,916
EastGroup Properties, Inc.	63,091	3,547,607
Education Realty Trust, Inc.	93,491	2,931,878
Equity Commonwealth (a)	250,666	6,434,596
Equity Lifestyle Properties, Inc.	154,684	8,133,285
Equity One, Inc.	152,931	3,569,410
Equity Residential	705,063	49,474,271
Essex Property Trust, Inc.	126,601	26,902,713
Extra Space Storage, Inc.	214,955	14,019,365
Federal Realty Investment Trust (c)	132,934	17,027,516
FelCor Lodging Trust, Inc.	245,197	2,422,546
First Industrial Realty Trust, Inc.	215,066	4,028,186
First Potomac Realty Trust	115,907	1,193,842
Forest City Enterprises, Inc. (Class A) (a)	377,398	8,340,496
Franklin Street Properties Corp.	171,113	1,935,288
General Growth Properties, Inc.	1,218,626	31,269,943
HCP, Inc.	894,118	32,608,483
Health Care REIT, Inc.	679,996	44,628,137
Healthcare Realty Trust, Inc.	193,583	4,502,741
Hersha Hospitality Trust	97,713	2,505,361
Highwoods Properties, Inc.	183,035	7,312,248
Home Properties, Inc.	111,926	8,176,194
Hospitality Properties Trust	289,954	8,356,474
Host Hotels & Resorts, Inc.	1,467,309	29,096,737
Inland Real Estate Corp.	172,628	1,626,156
Kilroy Realty Corp.	170,142	11,425,035
Kimco Realty Corp.	799,031	18,010,159
Kite Realty Group Trust	162,402	3,973,977
LaSalle Hotel Properties	218,395	7,744,287
Liberty Property Trust	289,050	9,313,191

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

LTC Properties, Inc.	69,350	$2,884,960
Macerich Co.	272,691	20,342,749
Mack-Cali Realty Corp.	161,281	2,972,409
Mid-America Apartment Communities, Inc.	145,730	10,610,601
New York REIT, Inc.	312,789	3,112,251
Parkway Properties, Inc.	165,312	2,883,041
Pebblebrook Hotel Trust	140,205	6,011,990
Pennsylvania Real Estate Investment Trust	133,089	2,840,119
Piedmont Office Realty Trust, Inc. (Class A)	302,811	5,326,446
Post Properties, Inc.	106,913	5,812,860
ProLogis, Inc.	1,015,047	37,658,244
PS Business Parks, Inc.	37,319	2,692,566
Public Storage	281,304	51,864,018
Ramco-Gershenson Properties Trust	151,499	2,472,464
Regency Centers Corp.	182,485	10,762,965
Rexford Industrial Realty, Inc.	105,812	1,542,739
Rouse Properties, Inc. (c)	68,144	1,114,154
Saul Centers, Inc.	22,445	1,104,070
Senior Housing Properties Trust	454,348	7,973,807
Silver Bay Realty Trust Corp.	74,023	1,205,835
Simon Property Group, Inc.	603,076	104,344,210
SL Green Realty Corp.	192,798	21,186,572
Sovran Self Storage, Inc.	69,981	6,082,049
Strategic Hotels & Resorts, Inc. (a)	536,998	6,508,416
Sun Communities, Inc.	97,398	6,022,118
Sunstone Hotel Investors, Inc.	403,177	6,051,687
Tanger Factory Outlet Centers, Inc.	185,883	5,892,491
Taubman Centers, Inc.	119,509	8,305,876
UDR, Inc.	501,295	16,056,479
Universal Health Realty Income Trust	25,368	1,178,597
Urban Edge Properties	178,017	3,700,973
Ventas, Inc.	640,947	39,796,399
Vornado Realty Trust	339,120	32,192,662
Washington Real Estate Investment Trust (c)	132,750	3,444,863
Weingarten Realty Investors	220,848	7,219,521
WP GLIMCHER, Inc.	363,357	4,916,220
Xenia Hotels & Resorts, Inc. (c)	215,586	4,686,840

		1,072,236,832

TOTAL COMMON STOCKS —
(Cost $1,817,184,508)		1,907,694,367

SHORT TERM INVESTMENTS — 4.0%
UNITED STATES — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	60,415,313	60,415,313
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	16,704,167	16,704,167

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,119,480)		77,119,480

TOTAL INVESTMENTS — 103.7%
(Cost $1,894,303,988)		1,984,813,847
OTHER ASSETS & LIABILITIES — (3.7)%		(70,139,721)

NET ASSETS — 100.0%		$1,914,674,126

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(c)	A portion of the security was on loan at June 30, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Retail REITs	26.1%
Real Estate Management & Development	16.1
Specialized REITs	14.9
Office REITs	13.8
Residential REITs	11.7
Diversified REITs	11.2
Industrial REITs	5.1
Diversified Capital Markets	0.5
Hotel & Resort REITs	0.3
Short Term Investments	4.0
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd.	11,751	$69,093
Automotive Holdings Group, Ltd. (a)	14,322	43,922
Crown Resorts, Ltd. (a)	8,476	79,479
Fairfax Media, Ltd.	49,532	31,027
Tatts Group, Ltd.	31,141	89,038

		312,559

BELGIUM — 0.2%
S.A. D’Ieteren NV	1,035	37,018

CANADA — 5.0%
Amaya, Inc. (a)(b)	871	23,874
Canadian Tire Corp., Ltd. (Class A)	1,420	151,935
Gildan Activewear, Inc. (a)	3,447	114,555
Magna International, Inc.	5,107	286,756
Restaurant Brands International, Inc.	839	32,170
Shaw Communications, Inc. (Class B) (a)	4,703	102,465
Thomson Reuters Corp.	4,704	179,200

		890,955

DENMARK — 0.5%
Pandora A/S	825	88,596

FINLAND — 0.3%
Nokian Renkaat Oyj	1,261	39,495
Sanoma Oyj (a)	3,207	16,615

		56,110

FRANCE — 10.6%
Accor SA	1,900	95,836
Christian Dior SE	426	83,111
Compagnie Generale des Etablissements Michelin	1,878	196,671
Havas SA (a)	7,726	64,390
Hermes International	338	126,010
Kering	795	141,859
Lagardere SCA	1,465	42,701
LVMH Moet Hennessy Louis Vuitton SE	2,075	363,325
Peugeot SA (b)	1,296	26,635
Publicis Groupe SA	1,213	89,633
Renault SA	1,779	185,174
Sodexo SA	1,324	125,658
Valeo SA	677	106,622
Vivendi SA (a)	9,077	228,820

		1,876,445

GERMANY — 10.8%
adidas AG	2,082	159,252
Bayerische Motoren Werke AG	2,310	252,696
Continental AG	765	180,914
Daimler AG	7,556	687,318
Kabel Deutschland Holding AG (b)	340	45,459
Leoni AG	236	14,891
Porsche Automobil Holding SE Preference Shares	874	73,591
ProSiebenSat.1 Media AG	1,305	64,414
TUI AG	7,229	117,101
Volkswagen AG	214	49,488
Volkswagen AG Preference Shares	1,162	269,298

		1,914,422

HONG KONG — 3.1%
Esprit Holdings, Ltd. (a)	25,982	24,331
Fairwood Holdings, Ltd.	18,000	53,866
Galaxy Entertainment Group, Ltd.	18,000	71,744
Giordano International, Ltd.	90,000	48,642
Global Brands Group Holding, Ltd. (b)	70,000	14,718
Li & Fung, Ltd.	70,000	55,530
Pico Far East Holdings, Ltd.	122,000	39,027
Sands China, Ltd.	27,200	91,572
Shangri-La Asia, Ltd.	18,500	25,820
SJM Holdings, Ltd. (a)	27,000	29,255
Techtronic Industries Co., Ltd.	17,500	57,336
Wynn Macau, Ltd. (a)	17,600	29,377

		541,218

IRELAND — 0.1%
Paddy Power PLC	299	25,609

ITALY — 0.6%
Mediaset SpA	9,248	44,431
Pirelli & C. SpA	3,950	66,633

		111,064

JAPAN — 35.5%
Aisin Seiki Co., Ltd. (a)	2,600	110,702
Aoyama Trading Co., Ltd.	1,600	64,724
Asics Corp. (a)	900	23,279
Bandai Namco Holdings, Inc.	4,400	85,149
Benesse Holdings, Inc. (a)	1,800	45,160
Bookoff Corp.	1,700	12,281
Bridgestone Corp. (a)	7,100	262,700
Can Do Co., Ltd. (a)	900	11,540
Casio Computer Co., Ltd. (a)	4,400	86,874
Denso Corp. (a)	3,500	174,364
Dentsu, Inc.	3,100	160,618
Fast Retailing Co., Ltd. (a)	788	357,792
Fuji Corp., Ltd.	3,500	19,850
Fuji Heavy Industries, Ltd.	4,800	176,835
GLOBERIDE, Inc.	9,000	12,798
Gunze, Ltd.	17,000	46,541
Haseko Corp.	2,700	31,862
Honda Motor Co., Ltd.	12,200	394,968
Isetan Mitsukoshi Holdings, Ltd.	5,700	101,921
Isuzu Motors, Ltd.	4,700	61,744
Kappa Create Holdings Co., Ltd. (b)	900	8,495
Koito Manufacturing Co., Ltd.	900	35,120
Kojima Co., Ltd.	11,500	35,619
Konaka Co., Ltd.	6,500	38,512
KU Holdings Co., Ltd.	8,700	53,822
Kyoritsu Maintenance Co., Ltd.	500	32,158
Kyoto Kimono Yuzen Co., Ltd.	3,800	32,048
Mazda Motor Corp.	3,900	76,429
Mitsubishi Motors Corp.	3,500	29,804
NGK Spark Plug Co., Ltd.	1,200	33,294
Nikon Corp. (a)	4,400	50,917
Nissan Motor Co., Ltd. (a)	17,200	179,218
Oriental Land Co., Ltd. (a)	2,600	166,052
Otsuka Kagu, Ltd.	2,400	34,500
Panasonic Corp.	15,300	210,248
Pioneer Corp. (b)	3,600	6,561
Rakuten, Inc.	7,100	114,741
Resorttrust, Inc.	4,500	109,517
Ringer Hut Co., Ltd.	1,200	25,478

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Sanrio Co., Ltd. (a)	300	$8,152
Sanyo Housing Nagoya Co., Ltd.	1,900	19,269
Sega Sammy Holdings, Inc. (a)	800	10,460
Sekisui Chemical Co., Ltd.	9,000	110,546
Sekisui House, Ltd.	9,000	142,982
Sharp Corp. (a)(b)	9,000	10,959
Shimano, Inc.	1,500	204,715
Sony Corp.	8,000	226,307
Stanley Electric Co., Ltd. (a)	2,700	56,310
Suminoe Textile Co., Ltd.	8,000	22,163
Sumitomo Electric Industries, Ltd.	5,600	86,816
Sumitomo Forestry Co., Ltd.	7,700	95,019
Suzuki Motor Corp. (a)	3,900	131,790
Toho Co., Ltd.	1,100	27,373
Toyota Industries Corp.	2,100	119,789
Toyota Motor Corp.	21,200	1,421,187
Yamada Denki Co., Ltd. (a)	11,300	45,250
Yamaha Motor Co., Ltd.	1,800	39,379

		6,292,701

LUXEMBOURG — 0.6%
SES SA	3,207	107,680

NETHERLANDS — 2.8%
Fiat Chrysler Automobiles NV (b)	8,704	127,432
Reed Elsevier NV	9,187	217,774
Wolters Kluwer NV	5,128	152,239

		497,445

NORWAY — 0.4%
Schibsted ASA (Class A)	1,171	36,287
Schibsted ASA (Class B) (b)	1,171	35,275

		71,562

SINGAPORE — 0.7%
Genting Singapore PLC (a)	53,900	35,827
Singapore Press Holdings, Ltd. (a)	27,000	81,812

		117,639

SOUTH KOREA — 3.9%
Cheil Worldwide, Inc. (b)	1,175	18,224
CJ Hellovision Co., Ltd.	1,340	15,377
Coway Co., Ltd.	434	35,562
Credu Corp.	373	18,392
Fila Korea, Ltd.	101	10,051
Halla Visteon Climate Control Corp.	230	7,949
Hanil E-Hwa Co., Ltd.	518	6,246
Hankook Tire Co., Ltd.	993	37,389
Hanssem Co., Ltd.	90	22,672
Hotel Shilla Co., Ltd.	280	27,989
Hyundai Department Store Co., Ltd.	166	21,876
Hyundai Engineering Plastics Co., Ltd.	2,606	18,340
Hyundai Mobis Co., Ltd.	531	100,921
Hyundai Motor Co.	1,192	145,333
Hyundai Wia Corp.	151	13,943
Kangwon Land, Inc.	800	26,536
Kia Motors Corp.	2,162	87,802
LG Electronics, Inc.	841	35,587
Lotte Shopping Co., Ltd.	116	24,386
Seoyeon Co., Ltd.	842	8,303

		682,878

SPAIN — 1.8%
Inditex SA	8,731	283,622
NH Hotel Group SA (b)	4,681	26,860

		310,482

SWEDEN — 2.4%
Electrolux AB (Series B)	4,353	136,295
Hennes & Mauritz AB (Class B)	7,527	289,559

		425,854

SWITZERLAND — 2.9%
Cie Financiere Richemont SA	4,123	335,514
Dufry AG (b)	196	27,306
Swatch Group AG	390	151,944

		514,764

UNITED KINGDOM — 15.4%
Burberry Group PLC	4,735	116,988
Carnival PLC	2,383	121,764
Compass Group PLC	17,093	283,069
GKN PLC	16,466	86,623
Home Retail Group PLC	13,141	34,927
Informa PLC	9,079	78,032
International Game Technology PLC (b)	2,363	41,967
ITV PLC	38,752	160,469
Kingfisher PLC	31,805	173,719
Marks & Spencer Group PLC	17,058	143,793
Next PLC	2,430	284,714
Ocado Group PLC (a)(b)	3,031	21,255
Pearson PLC	10,145	192,258
Reed Elsevier PLC	12,447	202,606
Sky PLC	11,905	194,158
Sports Direct International PLC (b)	1,781	20,125
Thomas Cook Group PLC (b)	7,853	16,895
WH Smith PLC	833	20,018
Whitbread PLC	3,274	254,671
WPP PLC	12,393	277,934

		2,725,985

TOTAL COMMON STOCKS —
(Cost $17,326,721)		17,600,986

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,745)	3,417	16,028

SHORT TERM INVESTMENTS — 11.6%
UNITED STATES — 11.6%
MONEY MARKET FUNDS — 11.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,828,700	1,828,700
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	227,345	227,345

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,056,045)		2,056,045

TOTAL INVESTMENTS — 111.1%
(Cost $19,390,511)		19,673,059
OTHER ASSETS & LIABILITIES — (11.1)%		(1,958,064)

NET ASSETS — 100.0%		$17,714,995

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Automobiles	24.8%
Media	16.5
Hotels, Restaurants & Leisure	11.9
Auto Components	11.6
Textiles, Apparel & Luxury Goods	10.5
Specialty Retail	9.2
Household Durables	7.4
Multiline Retail	4.2
Leisure Products	1.9
Internet & Catalog Retail	0.9
Diversified Consumer Services	0.4
Distributors	0.2
Short Term Investments	11.6
Other Assets & Liabilities	(11.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.3%
Coca-Cola Amatil, Ltd.	21,238	$149,360
Treasury Wine Estates, Ltd.	25,874	99,235
Wesfarmers, Ltd.	41,421	1,242,566
Woolworths, Ltd. (a)	42,226	874,984

		2,366,145

BELGIUM — 6.6%
Anheuser-Busch InBev NV	27,243	3,263,071
Anheuser-Busch InBev NV VVPR Strip (b)(c)	2,040	0
Delhaize Group	3,884	320,499

		3,583,570

CANADA — 2.9%
AGT Food & Ingredients, Inc. (a)	513	13,026
Alimentation Couche-Tard, Inc. (Class B)	12,391	530,298
Clearwater Seafoods, Inc.	1,071	10,500
Cott Corp.	987	9,653
Empire Co., Ltd. (Class A)	615	43,335
High Liner Foods, Inc.	433	7,856
Jean Coutu Group PJC, Inc. (Class A)	885	16,446
KP Tissue, Inc.	2,419	29,006
Liquor Stores NA, Ltd.	870	9,937
Loblaw Cos., Ltd.	10,804	545,890
Maple Leaf Foods, Inc. (a)	615	11,670
Metro, Inc., (Class A)	5,378	144,396
Premium Brands Holdings Corp. (a)	327	8,408
Saputo, Inc.	5,111	123,676
SunOpta, Inc. (b)	4,400	47,212

		1,551,309

DENMARK — 0.8%
Carlsberg A/S (Class B)	4,673	424,006
Royal Unibrew A/S	270	9,227

		433,233

FINLAND — 0.3%
Kesko Oyj (Class B)	4,808	167,194

FRANCE — 8.4%
Carrefour SA	20,268	648,572
Casino Guichard-Perrachon SA	3,179	240,682
Danone SA	21,601	1,395,693
L’Oreal SA	8,124	1,448,282
Pernod Ricard SA (a)	7,330	846,110

		4,579,339

GERMANY — 2.6%
Beiersdorf AG	4,193	351,042
Henkel AG & Co. KGaA	348	33,148
Henkel AG & Co. KGaA Preference Shares	8,795	985,818
Metro AG	1,016	32,014

		1,402,022

HONG KONG — 0.4%
Vitasoy International Holdings, Ltd.	124,000	211,131

IRELAND — 1.1%
C&C Group PLC	7,179	28,124
Fyffes PLC	3,891	6,113
Glanbia PLC	3,367	66,139
Greencore Group PLC	19,600	96,790
Kerry Group PLC (Class A)	4,859	359,970
Origin Enterprises PLC (b)	855	7,573
Total Produce PLC	7,497	10,116

		574,825

JAPAN — 17.5%
Aeon Co., Ltd. (a)	29,605	420,371
Ain Pharmaciez, Inc.	400	18,567
Ajinomoto Co., Inc.	25,728	557,494
Asahi Group Holdings, Ltd.	21,382	680,174
Axial Retailing, Inc. (a)	400	11,261
Belc Co., Ltd.	100	3,122
Calbee, Inc.	2,800	118,073
Coca-Cola East Japan Co., Ltd. (a)	2,000	37,020
Euglena Co., Ltd. (b)	2,700	37,908
Ezaki Glico Co., Ltd.	2,700	134,156
FamilyMart Co., Ltd. (a)	2,600	119,626
Fuji Oil Co., Ltd.	2,700	47,352
Fujicco Co., Ltd.	4,000	80,971
Hokuto Corp.	2,600	53,311
Japan Tobacco, Inc.	34,878	1,242,884
Kao Corp.	19,108	888,995
Kewpie Corp.	5,300	112,267
KEY Coffee, Inc.	5,300	88,792
Kikkoman Corp. (a)	4,000	125,036
Kirin Holdings Co., Ltd.	26,675	367,540
Kose Corp.	600	49,328
Kotobuki Spirits Co., Ltd.	300	8,814
Kusuri No Aoki Co., Ltd.	200	8,859
Lawson, Inc. (a)	5,424	371,455
Life Corp.	500	11,478
Lion Corp. (a)	26,000	208,442
Matsumotokiyoshi Holdings Co., Ltd. (a)	700	32,321
MEIJI Holdings Co., Ltd.	2,600	335,717
Morinaga & Co., Ltd.	2,000	8,565
NH Foods, Ltd. (a)	4,000	91,333
Nichirei Corp.	33,388	230,563
Nippon Suisan Kaisha, Ltd.	7,400	21,166
Nisshin Seifun Group, Inc. (a)	2,400	31,931
Nissin Foods Holding Co., Ltd. (a)	2,600	114,101
Oenon Holdings, Inc.	53,351	95,484
Pigeon Corp.	2,600	81,911
Qol Co., Ltd.	500	6,693
S Foods, Inc.	400	8,100
San-A Co., Ltd.	100	4,429
Sapporo Holdings, Ltd.	1,000	3,718
Seven & i Holdings Co., Ltd.	26,775	1,150,954
Shiseido Co., Ltd.	17,893	406,217
Sugi Holdings Co., Ltd.	200	10,215
Sundrug Co., Ltd. (a)	300	17,873
Suntory Beverage & Food, Ltd.	2,200	87,648
Takara Holdings, Inc.	2,500	19,573
Toyo Suisan Kaisha, Ltd. (a)	2,500	91,223
Tsuruha Holdings, Inc.	600	46,729
Unicharm Corp. (a)	15,900	378,058
UNY Group Holdings Co., Ltd.	21,400	136,936
Valor Co., Ltd.	300	7,514
Warabeya Nichiyo Co., Ltd.	300	7,235
Welcia Holdings Co., Ltd.	300	13,705
Yakult Honsha Co., Ltd. (a)	3,580	212,404
Yamazaki Baking Co., Ltd. (a)	3,000	49,990

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Yaoko Co., Ltd. (a)	400	$18,600

		9,524,202

NETHERLANDS — 6.7%
Heineken NV	8,009	607,431
Koninklijke Ahold NV	36,119	676,096
Unilever NV	56,909	2,368,606

		3,652,133

NORWAY — 0.4%
Bakkafrost P/F	368	9,800
Marine Harvest	16,206	185,182
Orkla ASA	1,718	13,473
Salmar ASA	318	4,648

		213,103

PORTUGAL — 0.1%
Jeronimo Martins SGPS SA	4,669	59,825
Sonae SGPS SA	14,720	19,304

		79,129

SINGAPORE — 0.7%
Golden Agri-Resources, Ltd. (a)	352,075	107,205
Wilmar International, Ltd.	108,000	263,082

		370,287

SOUTH KOREA — 3.6%
Able C&C Co., Ltd.	428	10,302
AmorePacific Corp.	830	311,031
AmorePacific Group	700	117,352
BGF retail Co., Ltd.	36	5,164
Binggrae Co., Ltd.	288	21,817
Bioland, Ltd.	178	6,383
CJ CheilJedang Corp.	207	81,839
Cosmax BTI, Inc.	102	7,992
Cosmax, Inc.	159	28,722
Crown Confectionery Co., Ltd.	90	51,638
Dae Han Flour Mills Co., Ltd.	245	49,420
Daesang Corp.	1,205	38,404
Dongsuh Cos., Inc.	2,441	83,705
Dongwon F&B Co., Ltd.	8	2,711
Dongwon Industries Co., Ltd.	100	26,716
E-Mart Co., Ltd.	538	111,415
GS Retail Co., Ltd.	401	16,788
Korea Kolmar Co., Ltd.	268	24,387
Korea Kolmar Holdings Co., Ltd.	165	12,011
KT&G Corp.	3,731	317,425
LG Household & Health Care, Ltd.	274	190,126
Lotte Chilsung Beverage Co., Ltd.	14	33,361
Lotte Confectionery Co., Ltd.	27	47,055
Lotte Food Co., Ltd.	73	59,293
Maeil Dairy Industry Co., Ltd.	893	31,623
Muhak Co., Ltd. (b)	182	10,296
Namyang Dairy Products Co., Ltd.	28	17,521
NongShim Co., Ltd.	108	28,127
Orion Corp.	109	102,409
Ottogi Corp.	115	81,859
Pulmuone Co., Ltd.	46	9,238
Sajo Industries Co., Ltd. (b)	368	29,197
Samlip General Foods Co., Ltd.	59	14,228
Sunjin Co., Ltd.	157	4,434

		1,983,989

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA (a)	2,715	20,721
Ebro Puleva SA	12,419	240,215

		260,936

SWEDEN — 1.1%
ICA Gruppen AB (a)	370	13,115
Svenska Cellulosa AB	3,233	82,408
Svenska Cellulosa AB (Class B)	11,149	283,243
Swedish Match AB	8,602	244,453

		623,219

SWITZERLAND — 15.2%
Aryzta AG (b)	1,487	73,351
Coca-Cola HBC AG (b)	5,287	113,747
Lindt & Spruengli AG	108	571,347
Nestle SA	104,046	7,514,959
Oriflame Holding AG (b)	1,610	26,001

		8,299,405

UNITED KINGDOM — 26.3%
Associated British Foods PLC	9,185	414,723
Booker Group PLC	13,285	35,184
British American Tobacco PLC	60,142	3,230,090
Diageo PLC	82,058	2,375,859
Greggs PLC	820	15,256
Imperial Tobacco Group PLC	31,870	1,537,241
J Sainsbury PLC	53,102	221,561
Reckitt Benckiser Group PLC	21,991	1,898,039
SABMiller PLC	29,106	1,512,407
Tate & Lyle PLC	20,508	167,554
Tesco PLC	259,928	868,881
Unilever PLC	41,747	1,792,396
William Morrison Supermarkets PLC (a)	90,059	256,077

		14,325,268

TOTAL COMMON STOCKS —
(Cost $52,329,284)		54,200,439

SHORT TERM INVESTMENTS — 6.8%
UNITED STATES — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,154,589	3,154,589
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	550,997	550,997

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,705,586)		3,705,586

TOTAL INVESTMENTS — 106.3%
(Cost $56,034,870)		57,906,025
OTHER ASSETS & LIABILITIES — (6.3)%		(3,434,963)

NET ASSETS — 100.0%		$54,471,062

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Food Products	27.8%
Beverages	19.9
Food & Staples Retailing	17.6
Personal Products	14.4
Tobacco	12.0
Household Products	7.8
Short Term Investments	6.8
Other Assets & Liabilities	(6.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.7%
Beach Energy, Ltd. (a)	29,374	$23,706
Caltex Australia, Ltd.	6,376	156,084
Karoon Gas Australia, Ltd. (a)(b)	3,784	6,544
Liquefied Natural Gas, Ltd. (a)(b)	11,036	32,318
Origin Energy, Ltd.	30,458	280,218
Paladin Energy, Ltd. (a)(b)	31,076	5,852
Santos, Ltd.	22,728	136,780
Washington H Soul Pattinson & Co., Ltd.	3,101	32,033
Whitehaven Coal, Ltd. (a)(b)	9,558	9,660
Woodside Petroleum, Ltd.	17,383	457,332
WorleyParsons, Ltd. (a)	5,068	40,550

		1,181,077

AUSTRIA — 0.5%
OMV AG	4,640	127,593

CANADA — 28.2%
AltaGas, Ltd. (a)	2,875	87,601
ARC Resources, Ltd. (a)	6,951	119,149
Athabasca Oil Corp. (b)	13,825	22,590
Baytex Energy Corp. (a)	3,864	60,137
Bonavista Energy Corp. (a)	8,079	43,940
Bonterra Energy Corp. (a)	780	19,674
Cameco Corp. (a)	13,737	196,628
Canadian Natural Resources, Ltd.	27,949	758,918
Canadian Oil Sands, Ltd.	11,572	93,618
Cenovus Energy, Inc.	20,083	321,244
Crescent Point Energy Corp. (a)	9,459	194,188
Enbridge Income Fund Holdings, Inc. (a)	1,300	35,956
Enbridge, Inc. (a)	21,095	986,951
Encana Corp.	17,021	187,736
Enerflex, Ltd.	1,788	19,334
Enerplus Corp. (a)	7,638	67,053
Ensign Energy Services, Inc.	3,135	30,736
Gibson Energy, Inc. (a)	2,987	53,952
Gran Tierra Energy, Inc. (b)	5,682	17,022
Husky Energy, Inc. (a)	8,652	165,562
Imperial Oil, Ltd.	6,189	239,192
Inter Pipeline, Ltd. (a)	7,462	171,540
InterOil Corp. (b)	902	54,300
Keyera Corp. (a)	3,944	131,735
Lightstream Resources, Ltd. (a)	3,935	3,247
MEG Energy Corp. (b)	3,083	50,377
Mullen Group, Ltd. (a)	2,354	38,484
Niko Resources, Ltd. (a)(b)	1,547	297
Pacific Rubiales Energy Corp.	7,315	27,597
Paramount Resources, Ltd. (Class A) (b)	1,219	28,023
Parkland Fuel Corp.	1,892	37,705
Pason Systems, Inc.	1,560	27,928
Pembina Pipeline Corp. (a)	7,497	242,424
Pengrowth Energy Corp. (a)	12,208	30,509
Penn West Petroleum, Ltd. (a)	9,168	15,861
Peyto Exploration & Development Corp. (a)	3,194	78,107
PrairieSky Royalty, Ltd. (a)	3,424	86,419
Precision Drilling Corp.	13,955	93,894
Raging River Exploration, Inc. (b)	6,616	46,264
Secure Energy Services, Inc. (a)	2,696	27,598
Seven Generations Energy, Ltd. (Class A) (a)(b)	3,889	50,838
ShawCor, Ltd. (Class A)	1,452	42,556
Suncor Energy, Inc.	35,745	984,924
Sunshine Oilsands, Ltd. (a)(b)	54,000	5,990
Tourmaline Oil Corp. (b)	3,868	116,246
TransCanada Corp.	16,538	672,409
Trican Well Service, Ltd.	6,686	22,225
Trilogy Energy Corp. (a)	1,165	5,272
Veresen, Inc. (a)	4,925	66,629
Vermilion Energy, Inc. (a)	2,497	107,904
Whitecap Resources, Inc. (a)	4,929	52,036

		7,040,519

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (a)	886	4,545

FINLAND — 0.4%
Neste Oyj (a)	3,732	95,056

FRANCE — 11.7%
Bourbon SA (a)	672	10,932
CGG SA (b)	6,122	34,208
Gaztransport Et Technigaz SA	413	26,110
Technip SA	3,015	186,509
Total SA	54,827	2,661,614

		2,919,373

HONG KONG — 0.2%
Brightoil Petroleum Holdings, Ltd. (a)(b)	54,000	27,862
Sino Oil And Gas Holdings, Ltd. (b)	385,000	10,131
Yanchang Petroleum International, Ltd. (b)	210,000	8,532

		46,525

IRELAND — 0.2%
Dragon Oil PLC	5,469	62,977

ISRAEL — 0.2%
Delek Group, Ltd.	105	30,979
Paz Oil Co., Ltd.	133	20,995

		51,974

ITALY — 4.8%
ENI SpA	62,131	1,102,084
Saipem SpA (a)(b)	7,041	74,332
Saras SpA (b)	8,841	15,682

		1,192,098

JAPAN — 2.8%
Cosmo Oil Co., Ltd. (b)	4,000	6,505
Idemitsu Kosan Co., Ltd. (a)	2,800	54,986
Inpex Corp. (a)	25,400	288,842
Japan Petroleum Exploration Co., Ltd.	500	15,915
JX Holdings, Inc.	57,397	247,760
Showa Shell Sekiyu K.K.	4,900	42,847
TonenGeneral Sekiyu K.K. (a)	5,000	46,541

		703,396

LUXEMBOURG — 0.9%
Subsea 7 SA (a)(b)	7,536	73,516
Tenaris SA (a)	11,055	148,795

		222,311

NETHERLANDS — 0.7%
Fugro NV (b)	1,431	31,346
Koninklijke Vopak NV	1,585	79,938

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SBM Offshore NV (a)(b)	4,846	$57,396

		168,680

NORWAY — 3.5%
Akastor ASA (a)(b)	8,561	15,125
Aker Solutions ASA	8,561	47,879
BW LPG, Ltd. (d)	1,939	16,537
DNO ASA (a)(b)	15,741	20,728
Fred Olsen Energy ASA (a)(b)	806	5,599
Golar LNG, Ltd.	1,889	88,405
Kvaerner ASA	14,369	9,004
Petroleum Geo-Services ASA	7,822	41,946
ProSafe SE (a)	5,869	20,291
Seadrill, Ltd. (a)	8,573	89,026
Ship Finance International, Ltd. (a)	1,560	25,459
Statoil ASA	24,309	432,881
TGS Nopec Geophysical Co. ASA (a)	2,560	59,579

		872,459

PAPUA NEW GUINEA — 0.7%
Oil Search, Ltd.	33,767	185,047

PORTUGAL — 0.3%
Galp Energia SGPS SA	6,397	74,982

SINGAPORE — 0.1%
Ezion Holdings, Ltd.	27,680	21,071

SOUTH KOREA — 1.3%
GS Holdings Corp.	1,343	59,899
Hankook Shell Oil Co., Ltd.	107	46,716
S-Oil Corp.	1,061	64,300
SK Innovation Co., Ltd. (b)	1,404	153,559

		324,474

SPAIN — 2.1%
Repsol SA	24,684	433,171
Tecnicas Reunidas SA	1,612	82,800

		515,971

SWEDEN — 0.3%
Lundin Petroleum AB (b)	4,657	79,698

UNITED KINGDOM — 35.5%
Afren PLC (a)(b)	26,211	755
Amec Foster Wheeler PLC	7,223	92,865
BG Group PLC	78,544	1,308,760
BP PLC	428,019	2,828,222
Cairn Energy PLC (b)	19,565	52,247
Genel Energy PLC (b)	3,705	29,542
John Wood Group PLC	12,674	128,464
Ophir Energy PLC (b)	10,414	18,540
Petrofac, Ltd. (a)	6,202	90,272
Premier Oil PLC (b)	14,979	35,124
Royal Dutch Shell PLC (Class A)	91,743	2,577,638
Royal Dutch Shell PLC (Class B)	54,677	1,553,849
Tullow Oil PLC	25,698	137,291

		8,853,569

TOTAL COMMON STOCKS —
(Cost $31,520,414)		24,743,395

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol SA (expiring 7/3/15) (a)(b) (Cost $13,421)	24,684	12,789

SHORT TERM INVESTMENTS — 10.0%
UNITED STATES — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,160,169	2,160,169
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	329,133	329,133

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,489,302)		2,489,302

TOTAL INVESTMENTS — 109.2%
(Cost $34,023,137)		27,245,486
OTHER ASSETS & LIABILITIES — (9.2)%		(2,292,209)

NET ASSETS — 100.0%		$24,953,277

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	92.3%
Energy Equipment & Services	6.9
Short Term Investments	10.0
Other Assets & Liabilities	(9.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 11.1%
AMP, Ltd.	9,321	$43,128
Astro Japan Property Group (a)	7,998	30,491
ASX, Ltd. (a)	1,132	34,715
Australia & New Zealand Banking Group, Ltd.	8,696	215,217
Commonwealth Bank of Australia (a)	5,028	328,987
Federation Centres	20,950	47,018
Goodman Group	10,707	51,598
Insurance Australia Group, Ltd.	7,788	33,401
Macquarie Group, Ltd.	990	61,938
National Australia Bank, Ltd.	8,336	213,419
QBE Insurance Group, Ltd.	4,931	51,809
Scentre Group	22,897	65,995
Servcorp, Ltd.	3,336	14,974
Stockland (a)	7,089	22,339
Suncorp Group, Ltd.	4,279	44,169
Westfield Corp.	10,063	70,538
Westpac Banking Corp. (a)	9,599	237,196

		1,566,932

AUSTRIA — 0.5%
Erste Group Bank AG (b)	1,557	44,194
Sparkassen Immobilien AG (b)	3,412	28,322

		72,516

BELGIUM — 1.3%
Aedifica SA	695	38,951
Ageas	1,158	44,584
Groupe Bruxelles Lambert SA	352	28,317
KBC Groep NV	1,096	73,196

		185,048

CANADA — 11.5%
Bank of Montreal (a)	2,418	143,343
Bank of Nova Scotia	4,047	208,987
Brookfield Asset Management, Inc. (Class A)	2,798	97,805
Canadian Imperial Bank of Commerce (a)	1,255	92,553
CI Financial Corp. (a)	1,101	29,632
Fairfax Financial Holdings, Ltd.	129	63,638
Great-West Lifeco, Inc.	2,220	64,656
Intact Financial Corp.	947	65,834
Manulife Financial Corp.	6,885	127,999
National Bank of Canada (a)	1,008	37,883
Power Corp. of Canada	1,277	32,671
Power Financial Corp. (a)	1,870	53,728
Royal Bank of Canada (a)	4,433	271,210
Sun Life Financial, Inc. (a)	2,168	72,414
Toronto-Dominion Bank	6,056	257,287

		1,619,640

CHINA — 0.7%
Hongkong Land Holdings, Ltd.	5,609	45,994
Sino Land Co., Ltd.	35,417	59,207

		105,201

DENMARK — 0.9%
Danske Bank A/S	2,385	70,104
Sydbank A/S	1,587	60,633

		130,737

FINLAND — 0.5%
Sampo Oyj (Class A)	1,609	75,744

FRANCE — 5.1%
ANF Immobilier	1,031	25,123
AXA SA	6,089	153,530
BNP Paribas SA	3,197	192,888
Credit Agricole SA	4,743	70,497
Klepierre	1,108	48,708
Mercialys SA REIT	2,008	44,780
Societe Generale SA	1,839	85,792
Unibail-Rodamco SE	395	99,773

		721,091

GERMANY — 4.6%
Allianz SE	1,400	217,915
Alstria Office REIT-AG (a)(b)	2,134	27,474
Commerzbank AG (b)	3,155	40,303
Deutsche Annington Immobilien SE	1,216	34,278
Deutsche Bank AG	4,569	137,197
Deutsche Boerse AG	419	34,664
Deutsche Wohnen AG	1,348	30,872
Hamborner REIT AG (a)	3,218	31,248
Muenchener Rueckversicherungs- Gesellschaft AG	474	83,973
Sixt Leasing AG (b)	590	12,457

		650,381

HONG KONG — 6.4%
AIA Group, Ltd.	39,223	256,763
Bank of East Asia, Ltd.	4,621	20,206
BOC Hong Kong Holdings, Ltd.	11,949	49,784
Cheung Kong Property Holdings, Ltd. (b)	1,480	12,275
Hang Lung Properties, Ltd.	13,860	41,209
Hang Seng Bank, Ltd.	2,489	48,640
Henderson Land Development Co., Ltd.	10,143	69,408
Hong Kong Exchanges and Clearing, Ltd.	3,507	123,768
Link REIT	7,001	40,999
Lippo China Resources, Ltd.	140,000	5,959
New World Development Co., Ltd.	39,797	52,053
Sun Hung Kai Properties, Ltd.	5,274	85,445
Swire Pacific, Ltd.	5,974	75,093
Wharf Holdings, Ltd.	3,911	26,031

		907,633

IRELAND — 0.4%
Bank of Ireland (b)	91,476	36,896
Irish Residential Properties REIT PLC	12,362	15,289

		52,185

ISRAEL — 0.7%
Bank Leumi Le-Israel BM (b)	10,597	44,833
Nitsba Holdings 1995, Ltd. (b)	995	14,485
Sella Capital Real Estate, Ltd.	28,562	45,428

		104,746

ITALY — 3.6%
Assicurazioni Generali SpA	5,427	97,716
Banca Monte dei Paschi di Siena SpA (a)(b)	8,255	16,059
Banca Popolare dell’Emilia Romagna SC	2,306	20,555
Banca Popolare dell’Etruria e del Lazio SC (b)(c)	1,955	1,270
Banca Popolare di Milano Scarl	23,139	24,389

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Banco Popolare SC (b)	1,120	$18,419
Intesa Sanpaolo SpA	46,597	168,838
UBI Banca SCpA	3,997	32,043
UniCredit SpA	19,137	128,468

		507,757

JAPAN — 16.4%
Bank of Kyoto, Ltd.	3,000	34,569
Bank of the Ryukyus, Ltd.	2,700	40,291
Bank of Yokohama, Ltd.	10,954	67,193
Chiba Bank, Ltd.	8,000	60,998
Dai-ichi Life Insurance Co., Ltd.	3,783	74,399
Daito Trust Construction Co., Ltd.	672	69,636
Daiwa House Industry Co., Ltd.	2,290	53,392
Daiwa Securities Group, Inc.	3,878	29,068
Hitachi Capital Corp. (a)	1,100	29,126
Japan Exchange Group, Inc. (a)	1,900	61,721
LIFENET INSURANCE Co. (b)	3,400	11,114
Mitsubishi Estate Co., Ltd. (a)	3,977	85,689
Mitsubishi UFJ Financial Group, Inc.	46,044	331,055
Mitsui Fudosan Co., Ltd.	2,983	83,543
Mizuho Financial Group, Inc.	67,328	145,809
MS&AD Insurance Group Holdings, Inc.	2,574	80,208
Nippon Building Fund, Inc. (a)	13	56,944
Nomura Holdings, Inc. (a)	20,107	136,484
ORIX Corp.	6,072	90,362
Raysum Co., Ltd.	1,800	17,902
Relo Holdings, Inc.	100	9,888
Resona Holdings, Inc.	6,627	36,204
Shizuoka Bank, Ltd.	1,989	20,790
Sompo Japan Nipponkoa Holdings, Inc.	2,089	76,678
Sumitomo Mitsui Financial Group, Inc.	5,146	229,576
Sumitomo Mitsui Trust Holdings, Inc.	21,825	99,988
Sumitomo Realty & Development Co., Ltd.	1,994	69,965
T&D Holdings, Inc.	3,977	59,315
Takara Leben Co., Ltd.	2,000	11,915
TOC Co., Ltd.	200	1,399
Tokio Marine Holdings, Inc.	3,261	135,754

		2,310,975

NETHERLANDS — 1.9%
Aegon NV	7,868	57,789
ING Groep NV	12,970	214,022

		271,811

NORWAY — 0.5%
DnB ASA	3,046	50,641
Sparebanken Vest	2,349	15,973

		66,614

PORTUGAL — 0.1%
Banco Comercial Portugues SA (b)	120,505	10,473

SINGAPORE — 2.4%
CapitaLand, Ltd. (a)	14,160	36,807
DBS Group Holdings, Ltd.	5,233	80,409
Oversea-Chinese Banking Corp., Ltd.	12,739	96,311
United Overseas Bank, Ltd.	4,473	76,637
UOL Group, Ltd.	10,000	51,392

		341,556

SOUTH KOREA — 1.9%
DGB Financial Group, Inc.	1,990	20,873
Hana Financial Group, Inc.	805	20,965
Hanwha General Insurance Co., Ltd. (b)	3,240	17,864
KB Financial Group, Inc.	1,074	35,529
KB Financial Group, Inc. ADR	690	22,680
Samsung Fire & Marine Insurance Co., Ltd.	153	40,326
Samsung Life Insurance Co., Ltd.	399	38,453
Shinhan Financial Group Co., Ltd.	1,315	48,983
Shinhan Financial Group Co., Ltd. ADR	531	19,679

		265,352

SPAIN — 4.7%
Banco Bilbao Vizcaya Argentaria SA	20,162	197,508
Banco de Sabadell SA (a)	19,960	48,148
Banco Popular Espanol SA (a)	6,429	31,131
Banco Santander SA	42,133	294,061
Bankia SA (a)	23,997	30,427
Bolsas y Mercados Espanoles SHMSF SA	762	30,803
CaixaBank SA	7,789	36,068

		668,146

SWEDEN — 3.3%
Investor AB (Class B)	2,003	74,568
Kinnevik Investment AB (Class B)	1,176	37,147
Nordea Bank AB	11,004	137,127
Skandinaviska Enskilda Banken AB (Class A)	5,267	67,286
Svenska Handelsbanken AB (Class A)	4,512	65,797
Swedbank AB (Class A)	3,365	78,392

		460,317

SWITZERLAND — 5.6%
Credit Suisse Group AG (b)	4,832	132,879
GAM Holding AG (b)	1,762	37,048
Julius Baer Group, Ltd.	1,186	66,562
Swiss Life Holding AG	269	61,626
Swiss Re AG	1,151	101,916
UBS Group AG (b)	11,983	254,265
Zurich Insurance Group AG	459	139,780

		794,076

UNITED KINGDOM — 15.2%
Aviva PLC	14,737	114,146
Barclays PLC	49,199	201,563
British Land Co. PLC	7,383	92,135
Derwent London PLC	1,485	79,452
Henderson Group PLC	6,897	28,310
HSBC Holdings PLC	59,927	537,303
Land Securities Group PLC	2,386	45,180
Legal & General Group PLC	19,644	76,896
Lloyds Banking Group PLC	147,049	197,129
London Stock Exchange Group PLC	2,110	78,646
Londonmetric Property PLC	31,931	81,001
Man Group PLC	10,916	26,936
Old Mutual PLC	17,907	56,747
Primary Health Properties PLC	3,793	23,354
Provident Financial PLC	489	22,510
Prudential PLC	8,508	205,057
Royal Bank of Scotland Group PLC (b)	6,457	35,695
RSA Insurance Group PLC	8,549	53,404
Safestore Holdings PLC	948	4,216
Standard Chartered PLC	7,001	112,197
Standard Life PLC	5,900	41,198
Tritax Big Box REIT PLC	6,163	10,972

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Virgin Money Holdings UK PLC (b)	2,924	$20,257

		2,144,304

TOTAL COMMON STOCKS —
(Cost $15,115,379)		14,033,235

RIGHTS — 0.0% (d)
GERMANY — 0.0% (d)
Hamborner REIT AG (expiring 7/8/15) (a)(b) (Cost $0)	3,218	215

SHORT TERM INVESTMENTS — 7.1%
UNITED STATES — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	941,223	941,223
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	52,646	52,646

TOTAL SHORT TERM INVESTMENTS —
(Cost $993,869)		993,869

TOTAL INVESTMENTS — 106.4%
(Cost $16,109,248)		15,027,319
OTHER ASSETS & LIABILITIES — (6.4)%		(898,147)

NET ASSETS — 100.0%		$14,129,172

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	50.5%
Insurance	21.2
Real Estate Management & Development	8.6
Real Estate Investment Trusts	7.5
Capital Markets	6.7
Diversified Financial Services	4.3
Consumer Finance	0.5
Short Term Investments	7.1
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 3.9%
Ansell, Ltd.	10,044	$185,970
Cochlear, Ltd. (a)	3,689	227,255
CSL, Ltd.	23,781	1,580,505
Healthscope, Ltd.	82,827	173,157
Primary Health Care, Ltd. (a)	38,515	149,197
Ramsay Health Care, Ltd.	7,947	375,463
Sirtex Medical, Ltd.	3,800	84,846
Sonic Healthcare, Ltd.	24,592	403,923

		3,180,316

BELGIUM — 0.8%
Fagron	2,614	107,909
Galapagos NV (b)	1,443	73,629
UCB SA	7,135	511,888

		693,426

CANADA — 5.0%
Catamaran Corp. (b)	11,034	674,617
Valeant Pharmaceuticals International, Inc. (b)	15,459	3,430,834

		4,105,451

DENMARK — 6.5%
Coloplast A/S (Class B)	6,630	434,817
Genmab A/S (b)	3,185	276,861
GN Store Nord A/S	10,357	214,092
H. Lundbeck A/S (b)	4,687	90,306
Novo Nordisk A/S (Class B)	75,838	4,129,842
William Demant Holding A/S (b)	2,100	160,120

		5,306,038

FINLAND — 0.3%
Orion Oyj (Class B)	7,293	254,989

FRANCE — 8.3%
bioMerieux	1,178	125,294
Essilor International SA	10,936	1,303,783
Genfit (a)(b)	1,285	49,882
Ipsen SA	3,587	197,774
Korian-Medica	5,163	171,485
Orpea (a)	2,559	178,915
Sanofi	47,533	4,673,302
Virbac SA	347	74,233

		6,774,668

GERMANY — 9.8%
Bayer AG	31,602	4,420,734
Celesio AG	2,694	78,043
Fresenius Medical Care AG & Co. KGaA	11,309	932,940
Fresenius SE & Co. KGaA	20,341	1,304,310
Gerresheimer AG	2,796	174,177
Merck KGaA	7,449	741,825
MorphoSys AG (b)	1,537	110,252
RHOEN-KLINIKUM AG	3,412	91,487
Stada Arzneimittel AG	5,250	176,978

		8,030,746

HONG KONG — 0.4%
CK Life Sciences International Holdings, Inc.	1,556,000	168,595
Lee’s Pharmaceutical Holdings, Ltd.	62,845	104,410
Town Health International Medical Group, Ltd. (a)	200,000	53,402

		326,407

IRELAND — 0.5%
ICON PLC (a)(b)	3,629	244,232
UDG Healthcare PLC (c)(d)	6,214	47,828
UDG Healthcare PLC (c)	11,388	87,651

		379,711

ISRAEL — 3.6%
Taro Pharmaceutical Industries, Ltd. (b)	1,004	144,265
Teva Pharmaceutical Industries, Ltd.	46,920	2,776,096

		2,920,361

ITALY — 0.2%
Recordati SpA	8,626	180,785

JAPAN — 16.2%
Alfresa Holdings Corp.	12,300	191,589
Asahi Intecc Co., Ltd.	1,800	123,418
Astellas Pharma, Inc.	114,400	1,631,882
Chugai Pharmaceutical Co., Ltd.	12,325	425,556
Daiichi Sankyo Co., Ltd. (a)	37,400	691,976
Eisai Co., Ltd.	13,300	893,007
Hisamitsu Pharmaceutical Co., Inc.	4,600	178,752
Hoya Corp.	12,900	517,307
Kaken Pharmaceutical Co., Ltd.	5,000	174,682
Kissei Pharmaceutical Co., Ltd.	3,300	83,872
KYORIN Holdings, Inc.	4,200	85,706
Kyowa Hakko Kirin Co., Ltd.	18,422	241,030
M3, Inc. (a)	11,400	229,370
Medipal Holdings Corp. (a)	10,900	177,888
Miraca Holdings, Inc.	3,100	155,044
Mitsubishi Tanabe Pharma Corp.	13,100	196,449
Nakanishi, Inc.	1,800	71,197
Nihon Kohden Corp.	5,200	128,762
Nippon Shinyaku Co., Ltd.	4,000	122,584
Olympus Corp. (a)	15,500	535,815
Ono Pharmaceutical Co., Ltd.	5,600	611,874
Otsuka Holdings Co., Ltd.	29,400	937,874
Rohto Pharmaceutical Co., Ltd. (a)	8,600	142,109
Santen Pharmaceutical Co., Ltd.	23,600	334,236
Sawai Pharmaceutical Co., Ltd. (a)	2,400	139,844
Shionogi & Co., Ltd.	17,700	686,360
Ship Healthcare Holdings, Inc.	3,300	68,230
Sumitomo Dainippon Pharma Co., Ltd. (a)	9,800	108,039
Suzuken Co., Ltd.	5,100	163,380
Sysmex Corp. (a)	8,300	495,158
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,100	209,513
Takara Bio, Inc.	9,500	105,430
Takeda Pharmaceutical Co., Ltd.	37,400	1,806,656
Terumo Corp. (a)	18,100	434,436
Toho Holdings Co., Ltd. (a)	4,300	99,062
Tsumura & Co.	5,100	109,781

		13,307,868

LUXEMBOURG — 0.2%
Eurofins Scientific SE (a)	595	181,051

NETHERLANDS — 0.5%
QIAGEN NV (b)	14,991	368,050

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	46,151	$213,801
Ryman Healthcare, Ltd.	34,443	184,487

		398,288

SINGAPORE — 0.5%
Biosensors International Group, Ltd. (b)	145,700	88,188
Haw Par Corp., Ltd.	24,400	163,271
Raffles Medical Group, Ltd. (a)	44,690	152,673

		404,132

SOUTH KOREA — 1.2%
Cell Biotech Co., Ltd.	697	40,928
Celltrion, Inc.	4,780	334,251
Green Cross Corp.	366	84,163
Hanmi Pharm Co., Ltd. (b)	316	132,298
Hanmi Science Co., Ltd. (b)	1,490	176,991
Medy-Tox, Inc.	261	130,330
ViroMed Co., Ltd. (b)	701	112,052

		1,011,013

SPAIN — 0.8%
Grifols SA	14,001	563,625
Grifols SA (Class B)	2,311	71,647

		635,272

SWEDEN — 0.9%
Elekta AB (Class B) (a)	20,859	130,722
Getinge AB (Class B)	10,239	246,180
Meda AB (Class A)	16,904	235,097
Swedish Orphan Biovitrum AB (b)	10,531	139,610

		751,609

SWITZERLAND — 25.4%
Actelion, Ltd.	5,829	853,253
Basilea Pharmaceutica AG (b)	1,259	158,158
Galenica AG (a)	341	355,942
Lonza Group AG (b)	3,195	427,003
Novartis AG	105,628	10,415,302
Roche Holding AG (c)	5,507	1,508,525
Roche Holding AG (c)	23,207	6,506,055
Sonova Holding AG	2,711	366,669
Straumann Holding AG	564	154,797
Tecan Group AG	793	95,036

		20,840,740

UNITED KINGDOM — 13.9%
AstraZeneca PLC	54,368	3,436,429
BTG PLC (b)	21,305	210,420
Dechra Pharmaceuticals PLC	8,041	124,311
Genus PLC	8,257	185,307
GlaxoSmithKline PLC	181,554	3,776,135
Hikma Pharmaceuticals PLC	8,130	247,154
Shire PLC	29,994	2,403,392
Smith & Nephew PLC	52,576	888,051
Synergy Health PLC	4,339	117,304

		11,388,503

TOTAL COMMON STOCKS —
(Cost $70,832,091)		81,439,424

SHORT TERM INVESTMENTS — 4.9%
UNITED STATES — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,518,898	3,518,898
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	474,553	474,553

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,993,451)		3,993,451

TOTAL INVESTMENTS — 104.3%
(Cost $74,825,542)		85,432,875
OTHER ASSETS & LIABILITIES — (4.3)%		(3,522,669)

NET ASSETS — 100.0%		$81,910,206

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	75.3%
Health Care Equipment & Supplies	8.9
Health Care Providers & Services	7.7
Biotechnology	6.0
Life Sciences Tools & Services	0.7
Chemicals	0.5
Health Care Technology	0.3
Short Term Investments	4.9
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.3%
Brambles, Ltd.	15,342	$124,994
CIMIC Group, Ltd. (a)	2,615	43,715
GWA Group, Ltd. (a)	20,549	36,010
Seek, Ltd.	7,021	75,873
Transurban Group	27,710	198,070

		478,662

AUSTRIA — 0.5%
Andritz AG	924	51,116
Zumtobel Group AG (a)	1,917	56,933

		108,049

CANADA — 5.4%
Bombardier, Inc. (Class B)	19,340	34,855
CAE, Inc.	8,213	97,823
Canadian National Railway Co.	7,686	443,633
Canadian Pacific Railway, Ltd. (a)	1,432	229,427
Cargojet, Inc. (b)	156	3,474
Cargojet, Inc. (b)(c)	1,952	39,636
K-Bro Linen, Inc. (a)	1,546	65,607
SNC-Lavalin Group, Inc.	2,429	81,638
Toromont Industries, Ltd.	4,653	116,432
Westjet Airlines, Ltd. (a)	1,457	30,507

		1,143,032

DENMARK — 1.9%
AP Moeller — Maersk A/S (Class B)	81	146,628
FLSmidth & Co. A/S (a)	1,153	55,452
NKT Holding A/S	1,359	77,964
Vestas Wind Systems A/S	2,302	114,837

		394,881

FINLAND — 1.6%
Kone Oyj (Class B)	4,043	163,971
Metso Oyj	1,893	51,970
Valmet Oyj	2,283	25,641
Wartsila Oyj Abp	2,096	98,132

		339,714

FRANCE — 7.1%
Air France-KLM (a)(d)	4,613	32,376
Alstom SA (d)	2,540	72,025
Bouygues SA	2,328	86,985
Bureau Veritas SA	1,962	45,164
Compagnie de Saint-Gobain	4,299	192,891
Eiffage SA	1,029	57,211
Legrand SA	2,484	139,380
Safran SA	2,627	177,933
Schneider Electric SE	5,209	359,433
Vallourec SA	1,628	33,231
Vinci SA	5,273	304,804

		1,501,433

GERMANY — 7.1%
Brenntag AG	1,474	84,465
Deutsche Lufthansa AG (d)	4,457	57,432
Deutsche Post AG	8,796	256,822
GEA Group AG	3,079	137,259
Hochtief AG	802	62,105
MAN SE	997	102,632
OSRAM Licht AG	972	46,520
Pfeiffer Vacuum Technology AG	469	41,763
Siemens AG	7,080	712,729

		1,501,727

HONG KONG — 3.9%
Cathay Pacific Airways, Ltd.	29,000	71,298
Cheung Kong Property Holdings, Ltd. (d)	3,906	32,396
CK Hutchison Holdings, Ltd.	24,496	359,894
Hopewell Highway Infrastructure, Ltd.	166,000	81,581
Jardine Matheson Holdings, Ltd.	2,137	121,275
Jardine Strategic Holdings, Ltd.	1,402	42,438
MTR Corp., Ltd.	13,000	60,535
Noble Group, Ltd.	70,151	39,595

		809,012

IRELAND — 1.0%
DCC PLC	1,404	110,403
Ryanair Holdings PLC ADR (a)	1,402	100,033

		210,436

ISRAEL — 0.4%
Inrom Construction Industries, Ltd.	30,201	76,015

ITALY — 1.3%
Ansaldo STS SpA	5,522	57,435
Atlantia SpA	3,291	81,257
Autostrada Torino-Milano SpA	3,179	41,831
Finmeccanica SpA (d)	7,609	95,631

		276,154

JAPAN — 32.9%
Asahi Glass Co., Ltd. (a)	14,000	84,093
Central Japan Railway Co.	1,700	307,102
Dai Nippon Printing Co., Ltd.	10,000	103,338
Daikin Industries, Ltd.	2,600	187,173
East Japan Railway Co.	3,800	341,912
FANUC Corp.	1,600	327,937
Futaba Corp.	3,000	54,378
Hankyu Hanshin Holdings, Inc.	16,000	94,537
IHI Corp.	23,000	107,139
ITOCHU Corp.	16,600	219,362
JGC Corp.	3,000	56,683
JTEKT Corp.	3,100	58,724
Kajima Corp.	19,000	89,282
Kamigumi Co., Ltd.	11,000	103,379
Kawasaki Heavy Industries, Ltd.	25,000	116,659
Kawasaki Kisen Kaisha, Ltd. (a)	21,000	49,598
Keikyu Corp.	6,000	45,307
Keisei Electric Railway Co., Ltd.	4,000	47,595
Kintetsu Group Holdings Co., Ltd.	16,000	54,525
Kitano Construction Corp.	22,000	58,072
Kokuyo Co., Ltd.	9,800	84,413
Komatsu, Ltd.	9,600	192,761
Kubota Corp.	12,000	190,398
LIXIL Group Corp.	2,800	55,604
Makita Corp.	1,400	75,969
Marubeni Corp.	15,800	90,682
Minebea Co., Ltd.	5,000	82,581
MISUMI Group, Inc.	6,300	89,481
Mitsubishi Corp.	14,300	314,597
Mitsubishi Electric Corp.	19,000	245,642
Mitsubishi Heavy Industries, Ltd.	38,000	231,264
Mitsui & Co., Ltd.	16,100	218,741
Mitsui OSK Lines, Ltd.	13,000	41,646

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

NGK Insulators, Ltd.	3,000	$77,351
Nidec Corp. (a)	2,600	194,737
Nippon Air Conditioning Services Co., Ltd.	7,100	61,737
Nippon Express Co., Ltd.	14,000	68,876
Nippon Yusen K.K.	18,000	50,161
NSK, Ltd.	6,500	100,450
Odakyu Electric Railway Co., Ltd. (a)	10,000	93,409
Park24 Co., Ltd.	2,100	35,988
Secom Co., Ltd.	3,200	207,772
SMC Corp.	600	180,763
Sojitz Corp.	30,200	73,300
Sumitomo Corp.	12,700	147,794
Sumitomo Electric Industries, Ltd.	3,863	59,887
Sumitomo Heavy Industries, Ltd.	14,000	81,690
Taisei Corp.	13,000	74,686
THK Co., Ltd.	3,100	67,034
Tobu Railway Co., Ltd.	15,000	64,479
Tokyu Corp.	19,000	127,324
Tomoe Corp.	23,300	80,164
Toppan Printing Co., Ltd.	11,000	92,052
Toshiba Corp.	39,000	134,181
TOTO, Ltd. (a)	5,000	90,140
Toyota Tsusho Corp.	2,500	67,115
West Japan Railway Co.	2,600	166,477
Yamato Holdings Co., Ltd.	5,400	104,567

		6,922,708

NETHERLANDS — 4.9%
Aalberts Industries NV	1,516	44,998
AerCap Holdings NV (d)	1,898	86,910
Airbus Group SE	5,194	336,812
Boskalis Westminster NV	1,613	78,897
CNH Industrial NV	8,928	81,371
Koninklijke Philips NV	10,332	262,702
Randstad Holding NV	2,137	139,077

		1,030,767

NEW ZEALAND — 0.2%
Metro Performance Glass, Ltd. (d)	34,752	38,545

NORWAY — 0.3%
Orkla ASA	7,188	56,371

SINGAPORE — 1.5%
ComfortDelGro Corp., Ltd.	42,100	97,863
Keppel Corp., Ltd. (a)	22,500	137,356
Keppel Infrastructure Trust (a)	139,225	56,352
Neptune Orient Lines, Ltd. (a)(d)	41,750	25,425

		316,996

SOUTH KOREA — 3.4%
Cheil Industries, Inc. (d)	478	76,064
GS Global Corp.	10,034	66,567
Hyundai Engineering & Construction Co., Ltd.	1,227	45,155
Hyundai Glovis Co., Ltd.	241	43,643
Hyundai Heavy Industries Co., Ltd. (d)	489	48,661
KCC Corp.	83	36,535
Korea Aerospace Industries, Ltd.	892	63,574
LG Corp.	1,628	90,197
Samsung C&T Corp.	1,334	79,171
Samsung Heavy Industries Co., Ltd.	2,053	31,381
SK Holdings Co., Ltd.	371	65,855
Young Poong Precision Corp.	7,070	67,502

		714,305

SPAIN — 2.3%
Abengoa SA (Class B)	9,606	30,182
Abertis Infraestructuras SA	4,557	74,689
ACS, Actividades de Construccion y Servicios SA	3,349	107,671
Aena SA (d)(e)	906	94,627
Ferrovial SA	3,854	83,521
International Consolidated Airlines Group SA (d)	11,745	91,378

		482,068

SWEDEN — 5.7%
Alfa Laval AB	5,051	88,815
Assa Abloy AB (Class B)	8,377	157,596
Atlas Copco AB (Class A)	5,831	163,036
Atlas Copco AB (Class B)	3,482	86,657
B&B Tools AB (Class B)	2,379	33,975
Sandvik AB	11,159	123,257
Securitas AB (Class B)	5,901	77,945
Skanska AB (Class B)	3,712	75,157
SKF AB (Class B)	3,586	81,725
Trelleborg AB (Class B)	5,725	105,772
Volvo AB (Class A)	6,388	79,143
Volvo AB (Class B)	9,993	123,926

		1,197,004

SWITZERLAND — 5.5%
ABB, Ltd. (d)	21,992	460,760
Adecco SA	2,198	178,512
Geberit AG	556	185,442
Kuehne + Nagel International AG	859	114,067
Schindler Holding AG	460	75,260
SGS SA	79	144,213

		1,158,254

UNITED KINGDOM — 10.3%
Aggreko PLC	3,776	85,455
Ashtead Group PLC	5,468	94,509
Babcock International Group PLC	8,152	138,463
BAE Systems PLC	29,550	209,688
Balfour Beatty PLC	12,664	48,178
Bunzl PLC	2,989	81,700
Capita PLC	6,012	117,054
Cobham PLC	17,194	71,118
easyJet PLC	3,118	75,811
Experian PLC	11,796	215,013
FirstGroup PLC (d)	24,942	46,875
G4S PLC	12,480	52,719
IMI PLC	3,092	54,706
Intertek Group PLC	1,451	55,909
Meggitt PLC	8,852	64,930
Melrose Industries PLC	14,117	54,950
Rentokil Initial PLC	48,202	112,195
Rolls-Royce Holdings PLC	18,845	257,847
Smiths Group PLC	6,251	110,991
Weir Group PLC	2,101	56,073

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Wolseley PLC	2,448	$156,424

		2,160,608

TOTAL COMMON STOCKS —
(Cost $21,734,669)		20,916,741

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Abertis Infraestructuras SA (expiring 7/3/15) (d) (Cost $4,069)	4,557	3,734

SHORT TERM INVESTMENTS — 4.9%
UNITED STATES — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	866,966	866,966
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (h)(i)	148,348	148,348

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,015,314)		1,015,314

TOTAL INVESTMENTS — 104.4%
(Cost $22,754,052)		21,935,789
OTHER ASSETS & LIABILITIES — (4.4)%		(916,123)

NET ASSETS — 100.0%		$21,019,666

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security is valued at fair value as determined in good faith by theTrust’s Oversight Committee in accordance with proceduresapproved by the Board of Trustees. Security value is determinedbased on Level 2 inputs (Note 2).
(d)	Non-income producing security
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	19.6%
Road & Rail	10.8
Industrial Conglomerates	10.4
Trading Companies & Distributors	9.5
Electrical Equipment	8.3
Construction & Engineering	7.2
Aerospace & Defense	6.6
Commercial Services & Supplies	6.0
Building Products	5.5
Professional Services	4.7
Transportation Infrastructure	3.6
Airlines	2.2
Air Freight & Logistics	2.1
Marine	1.9
Auto Components	0.3
Food Products	0.3
Multi-Utilities	0.3
Real Estate Management & Development	0.2
Short Term Investments	4.9
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 10.9%
Alumina, Ltd.	11,337	$13,332
Amcor, Ltd.	5,110	53,886
Arrium, Ltd.	16,540	1,716
BHP Billiton, Ltd.	13,901	289,010
BlueScope Steel, Ltd.	3,022	6,968
Boral, Ltd.	8,374	37,652
DuluxGroup, Ltd. (a)	1,570	6,902
Fortescue Metals Group, Ltd. (a)	8,553	12,556
Iluka Resources, Ltd. (a)	1,916	11,310
Incitec Pivot, Ltd.	8,426	24,933
Mineral Deposits, Ltd. (b)	652	426
Newcrest Mining, Ltd. (b)	3,598	36,006
Orica, Ltd. (a)	2,209	36,130
Orora, Ltd.	4,030	6,474
OZ Minerals, Ltd.	2,402	7,348
Rio Tinto, Ltd.	2,038	84,194
Sims Metal Management, Ltd. (a)	1,690	13,535
South32, Ltd. (b)(c)	9,913	13,408
South32, Ltd. (a)(b)(c)	13,901	19,125

		674,911

AUSTRIA — 0.7%
RHI AG (a)	449	11,169
Voestalpine AG (a)	810	33,690

		44,859

BELGIUM — 1.0%
Solvay SA	259	35,610
Tessenderlo Chemie NV (b)	120	4,608
Tessenderlo Chemie NV VVPR Strip (b)(d)	116	0
Umicore SA	485	22,983

		63,201

CANADA — 12.0%
Agnico-Eagle Mines, Ltd.	1,134	32,209
Agrium, Inc. (a)	917	97,227
Alacer Gold Corp. (b)	827	1,941
Alamos Gold, Inc.	515	2,917
AuRico Gold, Inc. (a)	1,493	4,269
B2Gold Corp. (b)	3,366	5,150
Barrick Gold Corp.	4,928	52,697
Canam Group, Inc.	573	6,384
Canexus Corp. (a)	996	1,165
Canfor Corp. (b)	299	6,514
CCL Industries, Inc. (Class B)	150	18,407
Centerra Gold, Inc.	721	4,100
Detour Gold Corp. (b)	611	7,033
Eldorado Gold Corp.	4,178	17,335
First Majestic Silver Corp. (a)(b)	673	3,261
First Quantum Minerals, Ltd. (a)	2,843	37,187
Franco-Nevada Corp. (a)	748	35,691
Goldcorp, Inc. (a)	4,135	67,137
HudBay Minerals, Inc.	1,038	8,647
IAMGOLD Corp. (b)	1,739	3,482
Interfor Corp. (b)	529	8,682
Intertape Polymer Group, Inc.	575	8,622
Kinross Gold Corp. (b)	5,582	13,011
Labrador Iron Ore Royalty Corp. (a)	287	3,278
Lundin Mining Corp. (b)	2,308	9,484
Methanex Corp. (a)	374	20,886
New Gold, Inc. (b)	1,547	4,151
Osisko Gold Royalties, Ltd.	198	2,493
Pan American Silver Corp. (a)	1,022	8,792
Potash Corp. of Saskatchewan, Inc.	4,303	133,317
SEMAFO, Inc. (b)	2,061	5,547
Sherritt International Corp.	2,432	4,071
Silver Wheaton Corp.	1,711	29,671
Tanzanian Royalty Exploration Corp. (a)(b)	827	272
Teck Resources, Ltd. (Class B)	2,107	20,894
Thompson Creek Metals Co., Inc. (a)(b)	654	534
Turquoise Hill Resources, Ltd. (b)	5,035	19,157
West Fraser Timber Co., Ltd.	250	13,743
Winpak, Ltd.	332	10,074
Yamana Gold, Inc. (a)	4,197	12,640

		742,072

DENMARK — 1.1%
Chr Hansen Holding A/S	446	21,749
Novozymes A/S (Class B)	1,027	48,794

		70,543

FINLAND — 1.7%
Stora Enso Oyj	4,630	47,692
UPM-Kymmene Oyj	3,262	57,680

		105,372

FRANCE — 4.5%
Air Liquide SA	1,506	190,367
Arkema SA	341	24,556
Eramet (a)(b)	21	1,626
Lafarge SA	970	64,025

		280,574

GERMANY — 11.9%
BASF SE	4,054	356,027
Evonik Industries AG	251	9,571
Fuchs Petrolub SE Preference Shares	196	8,273
HeidelbergCement AG	637	50,484
K+S AG	976	41,090
Lanxess AG	363	21,392
Linde AG	822	155,607
Salzgitter AG	373	13,324
Symrise AG	449	27,850
ThyssenKrupp AG	1,862	48,412
Wacker Chemie AG (a)	68	7,016

		739,046

HONG KONG — 0.3%
Fosun International, Ltd. (a)	7,500	17,646

IRELAND — 2.6%
CRH PLC	4,050	114,257
James Hardie Industries PLC	1,875	24,960
Smurfit Kappa Group PLC	809	22,273

		161,490

ISRAEL — 0.4%
Frutarom Industries, Ltd.	319	13,386
Israel Chemicals, Ltd.	1,975	13,806

		27,192

ITALY — 0.1%
Buzzi Unicem SpA (a)	552	7,854

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

JAPAN — 19.9%
Air Water, Inc.	1,000	$18,314
Asahi Kasei Corp.	5,833	47,931
Daicel Corp.	1,700	21,840
Denki Kagaku Kogyo Kabushiki Kaisha	6,855	30,475
DIC Corp.	3,000	7,502
Fuji Seal International, Inc. (a)	300	8,851
Hitachi Metals, Ltd.	1,000	15,372
JFE Holdings, Inc. (a)	3,256	72,283
JSR Corp. (a)	1,973	34,892
Kaneka Corp. (a)	2,000	14,628
Kansai Paint Co., Ltd.	1,000	15,503
Kobe Steel, Ltd.	21,641	36,432
Kuraray Co., Ltd.	1,500	18,351
Maruichi Steel Tube, Ltd. (a)	300	7,453
Mitsubishi Chemical Holdings Corp.	8,102	51,016
Mitsubishi Gas Chemical Co., Inc.	2,000	11,212
Mitsubishi Materials Corp. (a)	5,866	22,531
Mitsui Chemicals, Inc. (a)	8,876	33,004
Mitsui Mining & Smelting Co., Ltd.	2,809	7,598
Nihon Nohyaku Co., Ltd.	800	7,767
Nippon Kayaku Co., Ltd.	1,000	10,787
Nippon Paint Holdings Co., Ltd.	900	25,412
Nippon Paper Industries Co., Ltd. (a)	400	7,015
Nippon Shokubai Co., Ltd.	1,000	13,697
Nippon Steel & Sumitomo Metal Corp.	50,506	131,007
Nissan Chemical Industries, Ltd. (a)	400	8,836
Nitto Denko Corp. (a)	876	72,019
OJI Paper Co., Ltd. (a)	6,000	26,086
Pack Corp.	300	6,002
Rengo Co., Ltd. (a)	2,000	8,287
Shin-Etsu Chemical Co., Ltd.	2,067	128,363
Showa Denko KK (a)	4,000	5,296
Sumitomo Chemical Co., Ltd.	9,838	59,174
Sumitomo Metal Mining Co., Ltd.	2,927	44,575
T&K Toka Co., Ltd.	300	5,565
Taiheiyo Cement Corp.	10,744	31,434
Teijin, Ltd.	3,805	14,770
Tomoku Co., Ltd.	3,000	6,889
Toray Industries, Inc. (a)	9,838	83,253
Tosoh Corp.	3,000	18,657
Toyo Seikan Group Holdings, Ltd.	600	9,620
Ube Industries, Ltd.	11,866	22,401
Zeon Corp.	1,000	9,235

		1,231,335

LUXEMBOURG — 0.9%
APERAM SA (a)(b)	306	12,298
ArcelorMittal (a)	4,278	41,626

		53,924

NETHERLANDS — 2.1%
Akzo Nobel NV	1,102	80,142
Koninklijke DSM NV	841	48,726

		128,868

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,000	10,983

NORWAY — 1.3%
Norsk Hydro ASA	5,907	24,814
Yara International ASA	1,105	57,361

		82,175

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao	1,898	25,610

SOUTH KOREA — 4.6%
Aekyung Petrochemical Co., Ltd.	150	9,629
Hanwha Chemical Corp.	377	6,320
Hanwha Corp.	265	11,214
Hyosung Corp.	116	14,975
Hyundai Steel Co.	263	15,962
Korea Zinc Co., Ltd.	79	38,599
Kukdo Chemical Co., Ltd.	163	10,098
LG Chem, Ltd.	249	62,169
Lotte Chemical Corp.	72	18,654
OCI Co., Ltd.	88	7,100
POSCO ADR (a)	1,368	67,155
Taekwang Industrial Co., Ltd.	6	7,299
Wonik Materials Co., Ltd. (b)	197	14,164

		283,338

SWEDEN — 0.8%
Boliden AB	1,252	22,799
Hexpol AB	1,140	11,740
SSAB AB, (Series A) (a)(b)	2,221	11,593

		46,132

SWITZERLAND — 6.0%
Clariant AG (b)	1,263	25,894
EMS-Chemie Holding AG	37	15,638
Givaudan SA	40	69,253
Holcim, Ltd.	1,007	74,349
Sika AG	4	14,116
Syngenta AG	411	167,118
Youlchon Chemical Co., Ltd.	719	7,961

		374,329

UNITED KINGDOM — 16.2%
Alent PLC	1,157	6,731
Anglo American PLC	6,365	91,944
Antofagasta PLC	1,760	19,085
BHP Billiton PLC	9,913	194,721
Croda International PLC	599	25,925
DS Smith PLC	3,970	24,100
Elementis PLC	1,585	6,396
Essentra PLC	1,051	16,413
Fresnillo PLC	635	6,931
Glencore PLC	48,663	195,387
Johnson Matthey PLC	1,160	55,423
Lonmin PLC (a)(b)	1,839	3,236
Mondi PLC	1,496	32,256
Randgold Resources, Ltd.	608	40,973
Rexam PLC	2,992	25,975
Rio Tinto PLC	5,620	231,041
RPC Group PLC	969	10,165
Vedanta Resources PLC	699	5,717
Victrex PLC	378	11,474

		1,003,893

TOTAL COMMON STOCKS —
(Cost $9,481,175)		6,175,347

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 14.0%
UNITED STATES — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	764,092	$764,092
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	106,778	106,778

TOTAL SHORT TERM INVESTMENTS —
(Cost $870,870)		870,870

TOTAL INVESTMENTS — 113.6%
(Cost $10,352,045)		7,046,217
OTHER ASSETS & LIABILITIES — (13.6)%		(844,499)

NET ASSETS — 100.0%		$6,201,718

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	46.7%
Metals & Mining	38.9
Construction Materials	6.8
Containers & Packaging	3.7
Paper & Forest Products	3.5
Short Term Investments	14.0
Other Assets & Liabilities	(13.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 1.0%
carsales.com, Ltd. (a)	3,036	$23,778
Computershare, Ltd. (a)	6,891	62,021
iProperty Group, Ltd. (a)(b)	1,757	3,241
Iress, Ltd.	3,289	25,583

		114,623

AUSTRIA — 0.1%
ams AG	415	18,162

BELGIUM — 0.2%
Barco NV	301	19,277

CANADA — 3.7%
Avigilon Corp. (a)(b)	274	3,696
Blackberry, Ltd. (a)(b)	5,472	44,751
Canadian Solar, Inc. (a)(b)	341	9,753
Celestica, Inc. (b)	2,902	33,798
CGI Group, Inc. (Class A) (b)	3,021	118,207
Constellation Software, Inc.	271	107,636
DH Corp.	1,408	45,022
Mitel Networks Corp. (b)	462	4,079
Open Text Corp. (a)	1,364	55,425
Redknee Solutions, Inc. (a)(b)	747	2,836
Sandvine Corp. (b)	1,300	3,738

		428,941

DENMARK — 0.4%
SimCorp A/S	1,163	46,292

FINLAND — 2.4%
Nokia Oyj	35,954	243,965
Tieto Oyj	1,325	30,914

		274,879

FRANCE — 4.8%
Alcatel-Lucent (b)	29,255	106,523
Atos SE	729	54,405
Cap Gemini SA	1,707	150,957
Criteo SA ADR (b)	220	10,487
Dassault Systemes	1,320	95,922
Ingenico Group (a)	568	66,641
Inside Secure SA (b)	255	543
Neopost SA	512	22,017
SOITEC (a)(b)	968	744
Sopra Steria Group	27	2,426
UbiSoft Entertainment (b)	1,980	35,254

		545,919

GERMANY — 8.8%
Aixtron SE (b)	1,545	10,430
Dialog Semiconductor PLC (b)	929	50,192
Infineon Technologies AG	11,778	146,059
RIB Software AG	90	1,450
SAP SE	9,265	646,224
Software AG	689	18,870
United Internet AG	1,423	63,222
Wincor Nixdorf AG	630	24,765
Wirecard AG	1,104	42,253

		1,003,465

HONG KONG — 0.9%
ASM Pacific Technology, Ltd. (a)	4,049	40,111
China Innovationpay Group, Ltd. (a)(b)	48,000	6,873
China Mobile Games & Entertainment Group, Ltd. ADR	224	4,735
Landing International Development, Ltd. (b)	6,500	511
PAX Global Technology, Ltd. (b)	6,000	8,606
United Photovoltaics Group, Ltd. (b)	46,000	7,239
VTech Holdings, Ltd. (a)	2,271	30,143
Yunbo Digital Synergy Group, Ltd. (b)	2,000	983

		99,201

IRELAND — 0.1%
FleetMatics Group PLC (a)(b)	230	10,771
King Digital Entertainment PLC (a)	365	5,201

		15,972

ISRAEL — 2.0%
Check Point Software Technologies, Ltd. (a)(b)	1,577	125,450
EZchip Semiconductor, Ltd. (b)	174	2,767
Ituran Location and Control, Ltd.	1,002	24,750
NICE Systems, Ltd.	812	51,660
Stratasys, Ltd. (a)(b)	359	12,540
Tower Semiconductor, Ltd. (b)	370	5,757
Wix.com, Ltd. (b)	90	2,126

		225,050

JAPAN — 33.7%
Advantest Corp. (a)	2,478	25,800
Alps Electric Co., Ltd.	2,547	78,576
Anritsu Corp.	1,800	12,151
Azbil Corp.	1,586	41,022
Brother Industries, Ltd. (a)	3,248	46,027
Canon, Inc. (a)	10,419	339,098
Citizen Holdings Co., Ltd.	4,155	28,998
COLOPL, Inc.	300	6,063
Dena Co., Ltd. (a)	1,300	25,561
FUJIFILM Holdings Corp.	4,925	176,027
Fujitsu, Ltd.	20,688	115,710
GungHo Online Entertainment, Inc. (a)	3,800	14,782
Hamamatsu Photonics K.K. (a)	1,800	53,103
Hirose Electric Co., Ltd. (a)	400	57,304
Hitachi High-Technologies Corp.	1,177	33,137
Hitachi, Ltd.	46,325	305,439
Horiba, Ltd. (a)	886	36,058
Ibiden Co., Ltd.	1,970	33,326
IT Holdings Corp.	1,779	37,858
Japan Digital Laboratory Co., Ltd.	1,483	20,724
Japan Display, Inc. (a)(b)	2,750	10,360
Kakaku.com, Inc. (a)	1,700	24,618
Keyence Corp.	392	211,625
Konami Corp. (a)	1,385	25,761
Konica Minolta Holdings, Inc.	5,806	67,804
Kyocera Corp. (a)	3,783	196,717
Mitsumi Electric Co., Ltd. (a)	1,779	12,067
Murata Manufacturing Co., Ltd.	2,169	378,620
NEC Corp.	28,578	86,646
Nexon Co., Ltd.	1,800	24,772
Nintendo Co., Ltd.	1,083	181,171
Nippon Electric Glass Co., Ltd. (a)	6,933	35,128
Nomura Research Institute, Ltd.	1,372	53,707
NTT Data Corp.	1,792	78,349
Obic Co., Ltd.	1,090	48,636

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

Oki Electric Industry Co., Ltd.	10,776	$22,633
Omron Corp.	2,461	106,996
Otsuka Corp.	800	37,396
Renesas Electronics Corp. (a)(b)	1,900	13,586
Ricoh Co., Ltd. (a)	6,901	71,624
Rohm Co., Ltd.	1,180	79,171
SCREEN Holdings Co., Ltd. (a)	6,937	43,709
SCSK Corp.	1,000	30,523
Seiko Epson Corp.	3,100	55,000
Sumco Corp. (a)	1,878	23,528
Taiyo Yuden Co., Ltd.	1,784	25,047
TDK Corp. (a)	1,478	113,177
Tokyo Electron, Ltd.	1,870	118,391
Trend Micro, Inc. (a)	1,181	40,440
Wacom Co., Ltd. (a)	2,200	8,001
Yahoo! Japan Corp. (a)	13,919	56,192
Yaskawa Electric Corp. (a)	3,312	42,440
Yokogawa Electric Corp. (a)	3,035	39,040

		3,849,639

NETHERLANDS — 7.9%
ASM International NV	877	40,508
ASML Holding NV	4,318	445,990
Cimpress NV (b)	629	52,937
Gemalto NV (a)	939	83,573
Mobileye NV (b)	1,114	59,231
NXP Semiconductor NV (b)	2,250	220,950

		903,189

NEW ZEALAND — 0.1%
Xero, Ltd. (a)(b)	664	8,106

NORWAY — 0.2%
Nordic Semiconductor ASA (a)(b)	1,000	6,883
Opera Software ASA (a)	955	8,205
REC Silicon ASA (a)(b)	14,061	3,010
REC Solar ASA (b)	138	1,859

		19,957

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)(b)	9,102	102,943
IGG, Inc. (a)	7,000	5,129
Venture Corp., Ltd.	6,925	39,704

		147,776

SOUTH KOREA — 19.6%
Actoz Soft Co., Ltd. (b)	96	2,582
AfreecaTV Co., Ltd.	225	7,494
Bluecom Co., Ltd.	272	4,231
Com2uSCorp (b)	76	8,435
Daum Kakao Corp.	109	12,332
Dongbu HiTek Co., Ltd. (b)	320	4,533
Eo Technics Co., Ltd.	80	6,734
Gamevil, Inc. (b)	54	4,183
GemVax & Kael Co., Ltd. (b)	243	8,932
Gigalane Co., Ltd.	475	2,564
Joymax Co., Ltd. (b)	128	2,645
KCP Co., Ltd. (b)	196	5,799
KH Vatec Co., Ltd.	172	3,038
LG Display Co., Ltd. ADR	5,153	59,723
LG Innotek Co., Ltd.	207	18,650
Lumens Co., Ltd.	969	4,035
NAVER Corp.	289	164,262
NCSoft Corp.	175	31,142
Neowiz Games Corp. (b)	218	3,791
Nexon GT Co., Ltd. (b)	192	2,375
NHN Entertainment Corp. (b)	320	17,098
Partron Co., Ltd.	870	6,606
Sam Young Electronics Co., Ltd.	2,239	29,105
Samsung Electro-Mechanics Co., Ltd.	652	29,869
Samsung Electronics Co., Ltd. GDR	2,554	1,457,057
Samsung SDI Co., Ltd.	454	45,178
Seoul Semiconductor Co., Ltd. (b)	581	8,334
SK C&C Co., Ltd.	230	57,013
SK Communications Co., Ltd. (b)	816	5,055
SK Hynix, Inc.	5,448	206,599
SundayToz Corp. (b)	294	4,323
Texcell-NetCom Co., Ltd. (b)	1,734	2,658
Tovis Co., Ltd.	253	2,880
WeMade Entertainment Co., Ltd. (b)	91	2,945
Wonik IPS Co., Ltd. (b)	590	7,511

		2,239,711

SPAIN — 1.5%
Amadeus IT Holding SA	4,059	161,703
Indra Sistemas SA (a)	1,626	16,711

		178,414

SWEDEN — 3.7%
Hexagon AB, (Class B)	2,757	99,814
NetEnt AB (b)	106	4,114
Telefonaktiebolaget LM Ericsson (Class B)	30,607	316,859

		420,787

SWITZERLAND — 1.2%
Logitech International SA	2,115	31,005
Myriad Group AG (b)	738	4,185
STMicroelectronics NV (a)	7,558	61,811
Temenos Group AG (b)	1,109	36,728

		133,729

UNITED KINGDOM — 5.6%
ARM Holdings PLC	14,322	233,576
Aveva Group PLC	1,162	33,041
CSR PLC	1,237	17,003
Fidessa Group PLC	165	5,904
Imagination Technologies Group PLC (a)(b)	3,019	10,505
Just Eat PLC (b)	2,836	18,144
Micro Focus International PLC	734	15,711
Moneysupermarket.com Group PLC	3,130	14,334
Pace PLC	2,184	12,788
Playtech PLC	492	6,333
RM PLC	1,067	2,567
Sage Group PLC	16,691	134,531
Spectris PLC	1,756	58,271
Spirent Communications PLC	10,510	15,000
Telecity Group PLC	3,007	48,615
Xaar PLC	533	3,898
Zoopla Property Group PLC (a)(c)	2,458	10,747

		640,968

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

UNITED STATES — 0.0% (d)
LivePerson, Inc. (b)	297	$2,905

TOTAL COMMON STOCKS —
(Cost $11,191,668)		11,336,962

RIGHTS — 0.0% (d)
CANADA — 0.0% (d)
Constellation Software, Inc. (expiring 9/15/15) (b)	271	54

HONG KONG — 0.0% (d)
Landing International Development, Ltd. (expiring 7/14/15) (b)	65,000	2,096

SOUTH KOREA — 0.0% (d)
Com2uS Corp. (expiring 7/31/15) (b)	12	121

TOTAL RIGHTS —
(Cost $2,102)		2,271

SHORT TERM INVESTMENTS — 12.8%
UNITED STATES — 12.8%
MONEY MARKET FUNDS — 12.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,429,441	1,429,441
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	37,119	37,119

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,466,560)		1,466,560

TOTAL INVESTMENTS — 112.0%
(Cost $12,660,330)		12,805,793
OTHER ASSETS & LIABILITIES — (12.0)%		(1,370,689)

NET ASSETS — 100.0%		$11,435,104

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Electronic Equipment, Instruments & Components	22.2%
Technology Hardware, Storage & Peripherals	21.6
Software	17.2
Semiconductors & Semiconductor Equipment	16.5
IT Services	10.3
Communications Equipment	6.5
Internet Software & Services	4.9
Short Term Investments	12.8
Other Assets & Liabilities	(12.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 4.6%
M2 Group, Ltd.	19,798	$162,819
Telstra Corp., Ltd.	335,745	1,584,449
TPG Telecom, Ltd.	29,123	200,784

		1,948,052

BELGIUM — 0.9%
Proximus	10,786	380,602

CANADA — 4.2%
BCE, Inc. (a)	13,778	585,565
BCE, Inc. (a)	3,131	133,070
Rogers Communications, Inc. (Class B) (b)	14,099	500,937
TELUS Corp.	16,390	564,472

		1,784,044

DENMARK — 1.1%
TDC A/S	64,841	475,221

FINLAND — 0.9%
Elisa Oyj	11,931	377,935

FRANCE — 5.1%
Iliad SA	2,044	452,866
Orange SA	112,129	1,725,340

		2,178,206

GERMANY — 8.1%
Deutsche Telekom AG	149,554	2,574,481
Drillisch AG (b)	4,326	192,777
Freenet AG	11,136	374,900
Telefonica Deutschland Holding AG	53,650	309,046

		3,451,204

HONG KONG — 1.8%
Alibaba Health Information Technology, Ltd. (b)(c)	177,154	184,180
HKT Trust/HKT, Ltd.	303,662	357,224
PCCW, Ltd.	400,941	239,451

		780,855

ISRAEL — 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	157,992	269,295

ITALY — 3.4%
Telecom Italia SpA (a)(c)	887,630	1,125,479
Telecom Italia SpA (a)(b)	302,025	308,081

		1,433,560

JAPAN — 21.4%
KDDI Corp.	90,385	2,181,974
Nippon Telegraph & Telephone Corp.	57,572	2,085,935
NTT DoCoMo, Inc.	107,537	2,059,958
Softbank Corp.	47,285	2,785,744

		9,113,611

LUXEMBOURG — 1.4%
COLT Group SA (c)	79,209	235,441
Millicom International Cellular SA SDR	5,170	381,013

		616,454

NETHERLANDS — 2.2%
Koninklijke KPN NV	248,669	950,340

NEW ZEALAND — 0.5%
Chorus, Ltd. (c)	33,188	65,090
Spark New Zealand, Ltd.	79,025	149,378

		214,468

NORWAY — 2.7%
Telenor ASA (b)	52,715	1,151,120

SINGAPORE — 4.8%
Singapore Telecommunications, Ltd.	592,062	1,851,155
StarHub, Ltd. (b)	64,799	190,090

		2,041,245

SOUTH KOREA — 2.7%
KT Corp. ADR (b)	20,780	263,283
LG Uplus Corp.	19,773	174,783
SK Telecom Co., Ltd. ADR (b)	27,833	689,980

		1,128,046

SPAIN — 7.0%
Telefonica SA	209,829	2,980,841

SWEDEN — 3.0%
Tele2 AB	24,515	284,814
TeliaSonera AB	169,617	997,771

		1,282,585

SWITZERLAND — 2.3%
Swisscom AG	1,721	964,961

UNITED KINGDOM — 19.9%
BT Group PLC	395,864	2,802,835
Cable & Wireless Communications PLC	247,709	259,455
Inmarsat PLC	35,497	511,088
TalkTalk Telecom Group PLC	44,282	266,382
Vodafone Group PLC	1,284,822	4,644,441

		8,484,201

TOTAL COMMON STOCKS —
(Cost $40,224,802)		42,006,846

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,822,281	1,822,281
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	681,073	681,073

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,503,354)		2,503,354

TOTAL INVESTMENTS — 104.5%
(Cost $42,728,156)		44,510,200
OTHER ASSETS & LIABILITIES — (4.5)%		(1,905,396)

NET ASSETS — 100.0%		$42,604,804

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Diversified Telecommunication Services	64.8%
Wireless Telecommunication Services	33.8
Short Term Investments	5.9
Other Assets & Liabilities	(4.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 3.8%
AGL Energy, Ltd.	33,672	$402,439
APA Group	55,713	352,845
AusNet Services (a)	85,983	92,191
DUET Group (a)	68,758	122,077
Energy World Corp., Ltd. (b)	38,989	10,938
ERM Power, Ltd.	8,052	14,358
Infigen Energy (b)	42,894	10,550
Spark Infrastructure Group (a)	68,368	102,731

		1,108,129

AUSTRIA — 0.2%
EVN AG	1,457	15,940
Verbund AG (a)	3,315	48,164

		64,104

BELGIUM — 0.2%
Elia System Operator SA/NV	1,673	67,647

CANADA — 5.1%
Algonquin Power & Utilities Corp. (a)	9,487	71,127
Atco, Ltd. (Class I)	3,918	123,931
Atlantic Power Corp. (a)	5,943	18,375
Boralex, Inc. (Class A) (a)	1,448	15,403
Canadian Utilities, Ltd. (Class A)	6,157	177,394
Capital Power Corp. (a)	4,775	82,385
Capstone Infrastructure Corp.	4,926	11,798
Emera, Inc.	7,156	225,493
Fortis, Inc.	14,038	394,451
Innergex Renewable Energy, Inc.	4,263	36,263
Just Energy Group, Inc. (a)	5,585	29,123
Northland Power, Inc. (a)	5,419	68,668
Superior Plus Corp. (a)	6,391	64,296
TransAlta Corp. (a)	13,929	108,000
TransAlta Renewables, Inc.	1,819	18,009
Valener, Inc. (a)	2,022	27,274

		1,471,990

CHINA — 1.2%
China Everbright Water, Ltd. (a)(b)	27,600	20,190
ENN Energy Holdings, Ltd.	39,000	235,181
HK Electric Investments & HK Electric Investments, Ltd. (a)(c)	135,473	92,615

		347,986

FINLAND — 1.3%
Fortum Oyj	21,771	386,660

FRANCE — 9.5%
Albioma SA	869	13,187
EDF SA	15,031	334,951
GDF Suez	76,885	1,425,470
Rubis SCA (a)	2,009	137,574
Suez Environnement Co.	17,563	326,504
Theolia SA (b)	10,048	6,829
Veolia Environnement SA	23,918	487,418

		2,731,933

GERMANY — 6.6%
E.ON SE	100,696	1,340,736
RWE AG	25,477	547,433
RWE AG Preference Share	850	13,865

		1,902,034

HONG KONG — 8.9%
Canvest Environment Protection Group Co., Ltd. (b)	30,000	15,866
Cheung Kong Infrastructure Holdings, Ltd.	28,000	217,425
China Ruifeng Renewable Energy Holdings, Ltd. (b)	80,000	12,383
China Water Industry Group, Ltd. (b)	57,045	15,967
CLP Holdings, Ltd.	97,000	824,542
Hong Kong & China Gas Co., Ltd.	356,845	748,437
Kong Sun Holdings, Ltd. (b)	425,000	70,719
Power Assets Holdings, Ltd.	66,500	606,452
Towngas China Co., Ltd. (a)	46,000	42,069
Zhongyu Gas Holdings, Ltd. (b)	38,000	10,048

		2,563,908

ITALY — 9.8%
A2A SpA	69,318	82,640
ACEA SpA	2,414	30,635
Ascopiave SpA	4,064	9,799
Edison SpA (b)	5,830	4,586
Enel Green Power SpA (a)	78,729	153,773
Enel SpA	352,067	1,594,198
Falck Renewables SpA	7,137	9,002
Hera SpA	30,814	77,043
Iren SpA	27,498	37,624
Snam SpA	106,889	508,300
Terna Rete Elettrica Nazionale SpA	70,751	312,485

		2,820,085

JAPAN — 14.2%
Chubu Electric Power Co., Inc. (a)	35,988	536,592
Chugoku Electric Power Co., Inc. (a)	15,387	224,584
Electric Power Development Co., Ltd.	8,800	311,037
Eneres Co., Ltd. (a)(b)	2,100	5,612
Hokkaido Electric Power Co., Inc. (a)(b)	10,100	114,648
Hokuriku Electric Power Co. (a)	10,194	151,954
K&O Energy Group, Inc.	797	12,545
Kansai Electric Power Co., Inc. (b)	40,398	447,509
Kyushu Electric Power Co., Inc. (a)(b)	23,992	278,418
Okinawa Electric Power Co., Inc.	1,500	37,511
Osaka Gas Co., Ltd. (a)	104,958	414,548
Saibu Gas Co., Ltd. (a)	16,000	38,181
Shikoku Electric Power Co., Inc. (a)	10,600	158,786
Shizuoka Gas Co., Ltd.	3,500	24,455
Toho Gas Co., Ltd. (a)	25,000	148,122
Tohoku Electric Power Co., Inc.	25,172	341,071
Tokyo Electric Power Co., Inc. (b)	41,099	224,027
Tokyo Gas Co., Ltd.	116,958	621,278

		4,090,878

NEW ZEALAND — 1.2%
Contact Energy, Ltd.	18,243	61,812
Genesis Energy, Ltd.	25,503	30,011
Infratil, Ltd.	27,471	58,616
Meridian Energy, Ltd.	59,397	86,768
Mighty River Power, Ltd.	34,372	64,856
TrustPower, Ltd.	2,850	14,687
Vector, Ltd.	13,285	29,559

		346,309

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.1%
Scatec Solar ASA (c)	2,786	$14,271

PORTUGAL — 1.7%
EDP — Energias de Portugal SA	129,932	492,943
REN — Redes Energeticas Nacionais SGPS SA	3,926	10,984

		503,927

SINGAPORE — 0.3%
Hyflux, Ltd. (a)	33,600	21,460
Kenon Holdings, Ltd. (b)	953	19,048
Keppel Infrastructure Trust (a)	102,338	41,422

		81,930

SOUTH KOREA — 2.2%
Busan City Gas Co., Ltd.	58	1,924
E1 Corp.	123	7,906
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	683	5,088
Kg Eco Technology Service Co., Ltd.	1,156	5,928
Korea District Heating Corp.	174	12,136
Korea Electric Power Corp. ADR	25,908	527,487
Korea Gas Corp.	1,533	59,371
KyungDong City Gas Co., Ltd.	125	13,560
Samchully Co., Ltd.	120	13,932

		647,332

SPAIN — 11.3%
Acciona SA (b)	1,347	101,651
EDP Renovaveis SA	10,306	72,917
Enagas SA	10,857	295,103
Endesa SA	4,279	81,837
Gas Natural SDG SA (a)	18,021	408,407
Iberdrola SA	271,217	1,825,832
Red Electrica Corp. SA (a)	5,412	433,440
Saeta Yield SA	2,958	30,881

		3,250,068

SWITZERLAND — 0.2%
Alpiq Holding AG (a)(b)	254	22,232
BKW AG	565	21,099
Energiedienst Holding AG (b)	315	8,747

		52,078

UNITED KINGDOM — 21.4%
Abengoa Yield PLC	1,800	56,376
Centrica PLC	257,884	1,069,905
Drax Group PLC	20,464	112,064
Infinis Energy PLC	4,990	15,225
National Grid PLC	194,947	2,505,480
Pennon Group PLC	20,288	258,606
Renewables Infrastructure Group, Ltd.	28,540	47,690
Severn Trent PLC	12,027	393,618
SSE PLC	49,699	1,200,563
Telecom Plus PLC (a)	3,340	52,003
United Utilities Group PLC	34,132	478,820

		6,190,350

TOTAL COMMON STOCKS —
(Cost $33,220,616)		28,641,619

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Theolia SA (expiring 6/9/16) (b) (Cost $0)	12,075	673

SHORT TERM INVESTMENTS — 10.4%
UNITED STATES — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,464,297	2,464,297
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	523,966	523,966

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,988,263)		2,988,263

TOTAL INVESTMENTS — 109.6%
(Cost $36,208,879)		31,630,555
OTHER ASSETS & LIABILITIES — (9.6)%		(2,758,878)

NET ASSETS — 100.0%		$28,871,677

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Electric Utilities	44.5%
Multi-Utilities	30.8
Gas Utilities	14.5
Independent Power and Renewable Electricity Producers	5.3
Water Utilities	4.1
Short Term Investments	10.4
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets or exchanges when available. Investments in open-ended investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Investments in money market funds are valued at the net asset value per share. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value. Fixed income securities are valued on the basis of the closing bid price.The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets or exchanges for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2015:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$289,316,568	$—		$—		$289,316,568
SPDR EURO STOXX 50 ETF	4,787,102,093	—		—		4,787,102,093
SPDR EURO STOXX Small Cap ETF	10,278,087	—		—		10,278,087
SPDR EURO STOXX 50 Currency Hedged ETF	3,713,056	—		—		3,713,056
SPDR S&P Emerging Asia Pacific ETF	936,353,111	4,380,153	*	1,503,468	**	942,236,732
SPDR S&P Russia ETF	29,329,097	—		—		29,329,097
SPDR S&P China ETF	1,375,301,669	11,825,074	*	4,721,065	**	1,391,847,808
SPDR S&P Emerging Markets ETF	225,495,689	1,075,885	*	215,862	**	226,787,436
SPDR S&P Emerging Markets Dividend ETF	479,701,029	—		—		479,701,029
SPDR S&P BRIC 40 ETF	116,480,983	—		—		116,480,983
SPDR S&P Emerging Europe ETF	50,653,591	—		—		50,653,591
SPDR S&P Emerging Latin America ETF	36,803,258	1,005	*	—		36,804,263
SPDR S&P Emerging Middle East & Africa ETF	50,439,293	—	*	—		50,439,293
SPDR S&P World ex-US ETF	832,842,803	—		—	**	832,842,803
SPDR S&P International Small Cap ETF	853,985,357	1,798,557	*	—	**	855,783,914
SPDR Dow Jones International Real Estate ETF	5,276,078,367	—		—	**	5,276,078,367
SPDR S&P Global Infrastructure ETF	114,926,213	—		—		114,926,213
SPDR S&P Global Natural Resources ETF	727,020,111	—		—		727,020,111
SPDR MSCI ACWI ex-US ETF	958,590,639	289,195		112,974	**	958,992,808
SPDR MSCI ACWI IMI ETF	37,850,596	—		—		37,850,596
SPDR MSCI ACWI Low Carbon Target ETF	90,476,774	29,410		6,052		90,512,236
SPDR MSCI EM 50 ETF	4,812,473	—		—		4,812,473
SPDR MSCI EM Beyond BRIC ETF	2,864,396	—		—		2,864,396
SPDR MSCI EAFE Quality Mix ETF	5,772,179	—	*	—		5,772,179
SPDR MSCI Emerging Markets Quality Mix ETF	73,618,624	255,565	*	150,801		74,024,990
SPDR MSCI World Quality Mix ETF	6,205,666	—		—		6,205,666
SPDR MSCI Australia Quality Mix ETF	4,978,387	—		—		4,978,387
SPDR MSCI Canada Quality Mix ETF	5,261,255	—		—		5,261,255
SPDR MSCI Germany Quality Mix ETF	10,904,625	—		—		10,904,625
SPDR MSCI Japan Quality Mix ETF	13,256,533	—		—		13,256,533
SPDR MSCI Mexico Quality Mix ETF	2,474,095	—		—		2,474,095
SPDR MSCI South Korea Quality Mix ETF	2,592,281	—		—		2,592,281
SPDR MSCI Spain Quality Mix ETF	2,470,845	—		—		2,470,845
SPDR MSCI Taiwan Quality Mix ETF	6,054,213	—		—		6,054,213
SPDR MSCI United Kingdom Quality Mix ETF	2,854,733	—		—		2,854,733
SPDR Russell/Nomura PRIME Japan ETF	32,176,599	—		—		32,176,599
SPDR Russell/Nomura Small Cap Japan ETF	77,634,743	—		—	**	77,634,743
SPDR S&P Global Dividend ETF	84,164,059	—		—		84,164,059
SPDR S&P International Dividend ETF	1,674,402,598	—		—		1,674,402,598

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P International Mid Cap ETF	$66,201,818	$—		$—	**	$66,201,818
SPDR S&P Emerging Markets Small Cap ETF	502,794,085	5,180,946	*	—	**	507,975,031
SPDR Dow Jones Global Real Estate ETF	1,984,813,847	—		—		1,984,813,847
SPDR S&P International Consumer Discretionary Sector ETF	19,673,059	—		—		19,673,059
SPDR S&P International Consumer Staples Sector ETF	57,906,025	—		—	**	57,906,025
SPDR S&P International Energy Sector ETF	27,245,486	—		—		27,245,486
SPDR S&P International Financial Sector ETF	15,026,049	1,270	*	—		15,027,319
SPDR S&P International Health Care Sector ETF	85,385,047	47,828	*	—		85,432,875
SPDR S&P International Industrial Sector ETF	21,896,153	39,636		—		21,935,789
SPDR S&P International Materials Sector ETF	7,046,217	—		—	**	7,046,217
SPDR S&P International Technology Sector ETF	12,805,793	—		—		12,805,793
SPDR S&P International Telecommunications Sector ETF	44,510,200	—		—		44,510,200
SPDR S&P International Utilities Sector ETF	31,630,555	—		—		31,630,555

*	Fund held Level 2 securities that were valued at $0 at June 30, 2015.
**	Fund held Level 3 securities that were valued at $0 at June 30, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR EURO STOXX 50 Currency Hedged ETF	$(4,976)	$35,876	$—	$(4,976)
SPDR S&P Emerging Markets ETF	(9,772)	—	—	(9,772)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended June 30, 2015. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at June 30, 2015:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR EURO STOXX 50 Currency Hedged ETF	Forwards Contract	$—	$37,974	$—	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

		Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR EURO STOXX 50 Currency Hedged ETF (a)	Futures Contract	$—	$—	$—	$(4,976)	$—	$—	$(4,976)
SPDR EURO STOXX 50 Currency Hedged ETF	Forwards Contracts	—	(2,098)	—	—	—	—	(2,098)
SPDR S&P Emerging Markets ETF	Futures Contract	—	—	—	(9,772)	—	—	(9,772)

(a)	Payable for variation margin on futures contracts

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at June 30, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

SPDR MSCI ACWI IMI ETF	932	$68,605	$16,335	209	47,705	625	516	$39,732	$798	$—
SPDR MSCI ACWI Low Carbon Target ETF	—	—	93,004	1,188	$—	—	1,188	91,476	1,117	—
SPDR MSCI World Quality Mix ETF	36	2,650	—	—	—	—	36	2,772	34	—

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA Funds Management, Inc. serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income

SPDR STOXX Europe 50 ETF	$1,265,544	$8,849,184	8,849,184	$5,228,460	5,228,460	$4,886,268	$250
SPDR EURO STOXX 50 ETF	11,687,767	138,588,045	138,588,045	50,580,647	50,580,647	99,695,165	3,765
SPDR EURO STOXX Small Cap ETF	11,709	369,792	369,792	176,355	176,355	205,146	10
SPDR EURO STOXX 50 Currency Hedged ETF	—	—	—	—	—	—	—
SPDR S&P Emerging Asia Pacific ETF	4,643,520	68,576,309	68,576,309	68,876,379	68,876,379	4,343,450	2,243
SPDR S&P Russia ETF	38,242	1,642,822	1,642,822	1,483,393	1,483,393	197,671	133
SPDR S&P China ETF	948,043	143,095,150	143,095,150	140,967,257	140,967,257	3,075,936	1,474
SPDR S&P Emerging Markets ETF	2,601,157	29,204,409	29,204,409	29,287,341	29,287,341	2,518,225	1,103
SPDR S&P Emerging Markets Dividend ETF	8,920,769	59,271,485	59,271,485	63,411,615	63,411,615	4,780,639	610
SPDR S&P BRIC 40 ETF	526,416	4,576,736	4,576,736	4,639,333	4,639,333	463,819	224
SPDR S&P Emerging Europe ETF	4,982	3,114,001	3,114,001	2,556,018	2,556,018	562,965	96
SPDR S&P Emerging Latin America ETF	—	1,735,096	1,735,096	1,307,459	1,307,459	427,637	72

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income

SPDR S&P Emerging Middle East & Africa ETF	$—	$2,492,695	2,492,695	$2,145,418	2,145,418	$347,277	$41
SPDR S&P World ex-US ETF	—	23,297,053	23,297,053	12,907,394	12,907,394	10,389,659	684
SPDR S&P International Small Cap ETF	1,813,375	94,240,379	94,240,379	93,035,967	93,035,967	3,017,787	2,434
SPDR Dow Jones International Real Estate ETF	34,936,010	164,364,504	164,364,504	141,379,356	141,379,356	57,921,158	4,406
SPDR S&P Global Infrastructure ETF	71,982	7,426,592	7,426,592	5,926,144	5,926,144	1,572,430	168
SPDR S&P Global Natural Resources ETF	1,378,033	42,228,026	42,228,026	30,321,490	30,321,490	13,284,569	1,139
SPDR MSCI ACWI ex-US ETF	172,949	25,529,334	25,529,334	14,808,429	14,808,429	10,893,854	685
SPDR MSCI ACWI IMI ETF	151,005	2,049,449	2,049,449	1,577,953	1,577,953	622,501	133
SPDR MSCI ACWI Low Carbon Target ETF	—	2,070,288	2,070,288	1,178,746	1,178,746	891,542	57
SPDR MSCI EM 50 ETF	266	317,715	317,715	311,104	311,104	6,877	4
SPDR MSCI EM Beyond BRIC ETF	—	97,127	97,127	76,336	76,336	20,791	2
SPDR MSCI EAFE Quality Mix ETF	1,339	184,967	184,967	78,757	78,757	107,549	5
SPDR MSCI Emerging Markets Quality Mix ETF	9,513	21,946,523	21,946,523	21,385,491	21,385,491	570,545	122
SPDR MSCI World Quality Mix ETF	10,265	367,882	367,882	304,071	304,071	74,076	8
SPDR MSCI Australia Quality Mix ETF	—	326,923	326,923	264,311	264,311	62,612	6
SPDR MSCI Canada Quality Mix ETF	2,012	110,847	110,847	111,752	111,752	1,107	2
SPDR MSCI Germany Quality Mix ETF	722	237,132	237,132	13,631	13,631	224,223	6
SPDR MSCI Japan Quality Mix ETF	1,009	160,240	160,240	88,273	88,273	72,976	5
SPDR MSCI Mexico Quality Mix ETF	479	19,232	19,232	2,337	2,337	17,374	1
SPDR MSCI South Korea Quality Mix ETF	5,570	46,569	46,569	50,782	50,782	1,357	2
SPDR MSCI Spain Quality Mix ETF	6	239,685	239,685	201,645	201,645	38,046	5
SPDR MSCI Taiwan Quality Mix ETF	35,826	19,277	19,277	52,891	52,891	2,212	3
SPDR MSCI United Kingdom Quality Mix ETF	8,151	316,601	316,601	106,036	106,036	218,716	8
SPDR Russell/Nomura PRIME Japan ETF	21,841	1,020,430	1,020,430	1,004,863	1,004,863	37,408	30
SPDR Russell/Nomura Small Cap Japan ETF	96,763	1,045,499	1,045,499	709,396	709,396	432,866	42
SPDR S&P Global Dividend ETF	259,380	2,948,347	2,948,347	2,055,448	2,055,448	1,152,279	69
SPDR S&P International Dividend ETF	14,252,632	93,667,725	93,667,725	82,845,854	82,845,854	25,074,503	1,701
SPDR S&P International Mid Cap ETF	36,002	6,685,820	6,685,820	6,302,223	6,302,223	419,599	165
SPDR S&P Emerging Markets Small Cap ETF	—	37,950,943	37,950,943	34,722,525	34,722,525	3,228,418	926
SPDR Dow Jones Global Real Estate ETF	13,698,796	72,836,303	72,836,303	69,830,932	69,830,932	16,704,167	2,327
SPDR S&P International Consumer Discretionary Sector ETF	51,426	2,366,379	2,366,379	2,190,460	2,190,460	227,345	32
SPDR S&P International Consumer Staples Sector ETF	245,715	1,334,680	1,334,680	1,029,398	1,029,398	550,997	42
SPDR S&P International Energy Sector ETF	140,815	816,093	816,093	627,775	627,775	329,133	23
SPDR S&P International Financial Sector ETF	130,752	641,253	641,253	719,359	719,359	52,646	27
SPDR S&P International Health Care Sector ETF	90,513	1,661,551	1,661,551	1,277,511	1,277,511	474,553	42
SPDR S&P International Industrial Sector ETF	44,378	514,451	514,451	410,481	410,481	148,348	18
SPDR S&P International Materials Sector ETF	62,190	163,399	163,399	118,811	118,811	106,778	10
SPDR S&P International Technology Sector ETF	6,109	243,319	243,319	212,309	212,309	37,119	12
SPDR S&P International Telecommunications Sector ETF	262,882	2,515,047	2,515,047	2,096,856	2,096,856	681,073	72
SPDR S&P International Utilities Sector ETF	554,052	1,553,256	1,553,256	1,583,342	1,583,342	523,966	41

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Cash Collateral

SPDR STOXX Europe 50 ETF	$3,067,594	$95,542,734	95,542,734	$98,610,328	98,610,328	$—	$88,189
SPDR EURO STOXX 50 ETF	58,567,565	2,630,238,723	2,630,238,723	2,637,464,482	2,637,464,482	51,341,806	4,485,360
SPDR S&P Emerging Asia Pacific ETF	37,269,587	135,758,699	135,758,699	130,675,265	130,675,265	42,353,021	496,973
SPDR S&P China ETF	107,999,843	215,351,679	215,351,679	207,230,079	207,230,079	116,121,443	1,841,337

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Cash Collateral

SPDR S&P Emerging Markets ETF	$16,220,774	$44,517,505	44,517,505	$51,872,475	51,872,475	$8,865,804	$94,951
SPDR S&P Emerging Markets Dividend ETF	86,295,235	185,928,366	185,928,366	215,483,943	215,483,943	56,739,658	433,776
SPDR S&P BRIC 40 ETF	7,484,526	69,919,202	69,919,202	73,053,478	73,053,478	4,350,250	25,479
SPDR S&P Emerging Europe ETF	—	2,375,751	2,375,751	2,375,751	2,375,751	—	3,635
SPDR S&P Emerging Latin America ETF	3,699,954	27,719,686	27,719,686	28,592,091	28,592,091	2,827,549	17,243
SPDR S&P Emerging Middle East & Africa ETF	2,557,190	14,571,651	14,571,651	14,773,379	14,773,379	2,355,462	7,866
SPDR S&P World ex-US ETF	45,988,685	196,127,850	196,127,850	197,602,166	197,602,166	44,514,369	427,074
SPDR S&P International Small Cap ETF	88,577,906	118,982,137	118,982,137	102,944,645	102,944,645	104,615,398	1,080,658
SPDR Dow Jones International Real Estate ETF	50,286,709	1,974,452,739	1,974,452,739	1,778,132,197	1,778,132,197	246,607,251	1,419,324
SPDR S&P Global Infrastructure ETF	15,919,982	125,559,780	125,559,780	125,323,676	125,323,676	16,156,086	43,214
SPDR S&P Global Natural Resources ETF	25,897,021	531,639,151	531,639,151	503,546,805	503,546,805	53,989,367	303,490
SPDR MSCI ACWI ex-US ETF	28,112,331	196,120,679	196,120,679	187,386,500	187,386,500	36,846,510	337,423
SPDR MSCI ACWI IMI ETF	9,719,463	65,509,581	65,509,581	70,199,585	70,199,585	5,029,459	17,546
SPDR MSCI EM 50 ETF	141,809	2,125,744	2,125,744	2,179,148	2,179,148	88,405	379
SPDR MSCI EM Beyond BRIC ETF	67,275	624,795	624,795	646,456	646,456	45,614	288
SPDR Russell/Nomura PRIME Japan ETF	3,923,260	10,518,851	10,518,851	11,312,023	11,312,023	3,130,088	5,123
SPDR Russell/Nomura Small Cap Japan ETF	13,400,169	20,041,596	20,041,596	21,135,234	21,135,234	12,306,531	68,404
SPDR S&P Global Dividend ETF	5,629,316	41,546,002	41,546,002	34,505,914	34,505,914	12,669,404	42,360
SPDR S&P International Dividend ETF	219,686,389	847,546,382	847,546,382	768,255,357	768,255,357	298,977,414	2,034,900
SPDR S&P International Mid Cap ETF	8,645,480	20,376,305	20,376,305	20,121,139	20,121,139	8,900,646	48,356
SPDR S&P Emerging Markets Small Cap ETF	24,209,724	63,338,496	63,338,496	55,002,543	55,002,543	32,545,677	556,040
SPDR Dow Jones Global Real Estate ETF	36,031,602	467,806,030	467,806,030	443,422,319	443,422,319	60,415,313	261,248
SPDR S&P International Consumer Discretionary Sector ETF	3,636,022	13,765,214	13,765,214	15,572,536	15,572,536	1,828,700	11,707
SPDR S&P International Consumer Staples Sector ETF	2,614,374	21,744,844	21,744,844	21,204,629	21,204,629	3,154,589	10,871
SPDR S&P International Energy Sector ETF	2,934,069	15,602,550	15,602,550	16,376,450	16,376,450	2,160,169	14,966
SPDR S&P International Financial Sector ETF	443,839	5,811,422	5,811,422	5,314,038	5,314,038	941,223	4,717
SPDR S&P International Health Care Sector ETF	5,250,532	24,847,353	24,847,353	26,578,987	26,578,987	3,518,898	11,794
SPDR S&P International Industrial Sector ETF	2,817,118	8,414,599	8,414,599	10,364,751	10,364,751	866,966	10,648
SPDR S&P International Materials Sector ETF	790,923	3,211,230	3,211,230	3,238,061	3,238,061	764,092	1,992
SPDR S&P International Technology Sector ETF	1,440,406	8,397,467	8,397,467	8,408,432	8,408,432	1,429,441	7,077
SPDR S&P International Telecommunications Sector ETF	3,490,997	29,177,973	29,177,973	30,846,689	30,846,689	1,822,281	26,597
SPDR S&P International Utilities Sector ETF	3,015,709	28,356,007	28,356,007	28,907,419	28,907,419	2,464,297	37,344

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2015 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$308,001,946	$8,199,884	$26,885,262	$(18,685,378)
SPDR EURO STOXX 50 ETF	4,956,161,243	204,227,909	373,287,059	(169,059,150)
SPDR EURO STOXX Small Cap ETF	10,959,704	229,185	910,802	(681,617)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR EURO STOXX 50 Currency Hedged ETF	$3,826,144	$—	$113,088	$(113,088)
SPDR S&P Emerging Asia Pacific ETF	849,715,913	146,891,263	54,370,444	92,520,819
SPDR S&P Russia ETF	41,205,778	410,554	12,287,235	(11,876,681)
SPDR S&P China ETF	1,240,774,039	249,829,003	98,755,234	151,073,769
SPDR S&P Emerging Markets ETF	247,570,429	28,494,933	49,277,926	(20,782,993)
SPDR S&P Emerging Markets Dividend ETF	535,879,305	27,479,550	83,657,826	(56,178,276)
SPDR S&P BRIC 40 ETF	133,547,882	14,017,850	31,084,749	(17,066,899)
SPDR S&P Emerging Europe ETF	90,612,343	1,448,432	41,407,184	(39,958,752)
SPDR S&P Emerging Latin America ETF	62,454,122	3,259,023	28,908,882	(25,649,859)
SPDR S&P Emerging Middle East & Africa ETF	56,384,020	11,301,546	17,246,273	(5,944,727)
SPDR S&P World ex-US ETF	800,092,129	99,492,102	66,741,428	32,750,674
SPDR S&P International Small Cap ETF	897,898,283	113,777,752	155,892,121	(42,114,369)
SPDR Dow Jones International Real Estate ETF	4,719,293,045	720,190,010	163,404,688	556,785,322
SPDR S&P Global Infrastructure ETF	118,229,966	6,387,101	9,690,854	(3,303,753)
SPDR S&P Global Natural Resources ETF	825,638,572	27,323,865	125,942,326	(98,618,461)
SPDR MSCI ACWI ex-US ETF	982,129,537	78,811,264	101,947,993	(23,136,729)
SPDR MSCI ACWI IMI ETF	39,256,799	1,743,319	3,149,522	(1,406,203)
SPDR MSCI ACWI Low Carbon Target ETF	89,119,429	5,072,028	3,679,221	1,392,807
SPDR MSCI EM 50 ETF	4,951,705	282,446	421,678	(139,232)
SPDR MSCI EM Beyond BRIC ETF	3,097,133	206,178	438,915	(232,737)
SPDR MSCI EAFE Quality Mix ETF	6,032,689	262,820	523,330	(260,510)
SPDR MSCI Emerging Markets Quality Mix ETF	74,546,173	3,742,051	4,263,234	(521,183)
SPDR MSCI World Quality Mix ETF	6,122,352	471,263	387,949	83,314
SPDR MSCI Australia Quality Mix ETF	5,516,697	23,562	561,872	(538,310)
SPDR MSCI Canada Quality Mix ETF	5,641,119	90,831	470,695	(379,864)
SPDR MSCI Germany Quality Mix ETF	11,428,553	182,025	705,953	(523,928)
SPDR MSCI Japan Quality Mix ETF	12,757,671	879,863	381,001	498,862
SPDR MSCI Mexico Quality Mix ETF	2,992,993	31,514	550,412	(518,898)
SPDR MSCI South Korea Quality Mix ETF	2,974,026	106,104	487,849	(381,745)
SPDR MSCI Spain Quality Mix ETF	3,060,936	21,266	611,357	(590,091)
SPDR MSCI Taiwan Quality Mix ETF	5,992,888	411,050	349,725	61,325
SPDR MSCI United Kingdom Quality Mix ETF	3,092,802	41,754	279,823	(238,069)
SPDR Russell/Nomura PRIME Japan ETF	33,694,312	1,811,961	3,329,674	(1,517,713)
SPDR Russell/Nomura Small Cap Japan ETF	78,826,615	9,177,536	10,369,408	(1,191,872)
SPDR S&P Global Dividend ETF	86,558,334	1,946,663	4,340,938	(2,394,275)
SPDR S&P International Dividend ETF	1,814,823,213	63,738,866	204,159,481	(140,420,615)
SPDR S&P International Mid Cap ETF	67,842,620	4,261,585	5,902,387	(1,640,802)
SPDR S&P Emerging Markets Small Cap ETF	603,101,443	68,550,932	163,677,344	(95,126,412)
SPDR Dow Jones Global Real Estate ETF	1,894,303,988	151,416,266	60,906,407	90,509,859
SPDR S&P International Consumer Discretionary Sector ETF	19,390,511	1,620,043	1,337,495	282,548

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Consumer Staples Sector ETF	$56,034,870	$4,333,711	$2,462,556	$1,871,155
SPDR S&P International Energy Sector ETF	34,023,137	159,879	6,937,530	(6,777,651)
SPDR S&P International Financial Sector ETF	16,109,248	433,997	1,515,926	(1,081,929)
SPDR S&P International Health Care Sector ETF	74,825,542	12,000,752	1,393,419	10,607,333
SPDR S&P International Industrial Sector ETF	22,754,052	1,371,337	2,189,600	(818,263)
SPDR S&P International Materials Sector ETF	10,352,045	448,130	3,753,958	(3,305,828)
SPDR S&P International Technology Sector ETF	12,660,330	2,129,272	1,983,809	145,463
SPDR S&P International Telecommunications Sector ETF	42,728,156	3,810,424	2,028,380	1,782,044
SPDR S&P International Utilities Sector ETF	36,208,879	682,336	5,260,660	(4,578,324)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
Date: August 27, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)
Date: August 27, 2015